UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09729

Name of Fund:  iShares Trust

Fund Address:   c/o BlackRock Fund Advisors, 400 Howard Street, San Francisco, CA 94105

Name and address of agent for service:  The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: 02/28/2026

Date of reporting period: 08/31/2025

Item 1 – Reports to Stockholders

(a) The Reports to Shareholders are attached herewith.
iShares 0-3 Month Treasury Bond ETF

SGOV | NYSE Arca

Semi-Annual Shareholder Report — August 31, 2025

This semi-annual shareholder report contains important information about iShares 0-3 Month Treasury Bond ETF (the “Fund”) for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 0-3 Month Treasury Bond ETF	$5	0.09%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$55,317,916,473
Number of Portfolio Holdings...
22
Portfolio Turnover Rate...
-%

What did the Fund invest in?

(as of August 31, 2025)

Maturity allocation

Ten largest holdings

Maturity	Percent of TotaI InvestmentsFootnote Reference(a)
0-1 Year...
100.0%
Security	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Bills, 4.37%, 09/23/25...
12.4%
U.S. Treasury Bills, 4.37%, 09/30/25...
9.0
U.S. Treasury Bills, 4.35%, 09/16/25...
8.9
U.S. Treasury Bills, 4.30%, 10/21/25...
8.4
U.S. Treasury Bills, 4.33%, 10/30/25...
7.2
U.S. Treasury Bills, 4.36%, 09/18/25...
7.2
U.S. Treasury Bills, 4.27%, 10/14/25...
6.7
U.S. Treasury Bills, 4.33%, 09/25/25...
5.5
U.S. Treasury Bills, 4.32%, 10/07/25...
4.9
U.S. Treasury Bills, 4.32%, 10/09/25...
4.5
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares 0-3 Month Treasury Bond ETF

Semi-Annual Shareholder Report — August 31, 2025

SGOV-08/25-SAR

iShares 1-3 Year Treasury Bond ETF

SHY | NASDAQ

Semi-Annual Shareholder Report — August 31, 2025

This semi-annual shareholder report contains important information about iShares 1-3 Year Treasury Bond ETF (the “Fund”) for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 1-3 Year Treasury Bond ETF	$8	0.15%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$24,557,042,136
Number of Portfolio Holdings...
105
Portfolio Turnover Rate...
30%

What did the Fund invest in?

(as of August 31, 2025)

Maturity allocation

Ten largest holdings

Maturity	Percent of TotaI InvestmentsFootnote Reference(a)
0-1 Year...
0.6%
1-2 Years...
53.3
2-3 Years...
46.1
Security	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Notes, 4.00%, 01/15/27...
2.4%
U.S. Treasury Notes, 4.25%, 03/15/27...
2.2
U.S. Treasury Notes, 1.25%, 04/30/28...
1.9
U.S. Treasury Notes, 4.50%, 05/15/27...
1.9
U.S. Treasury Notes, 4.50%, 04/15/27...
1.6
U.S. Treasury Notes, 2.63%, 05/31/27...
1.6
U.S. Treasury Notes, 1.25%, 06/30/28...
1.6
U.S. Treasury Notes, 1.25%, 11/30/26...
1.6
U.S. Treasury Notes, 4.13%, 02/15/27...
1.6
U.S. Treasury Notes, 3.88%, 03/31/27...
1.6
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares 1-3 Year Treasury Bond ETF

Semi-Annual Shareholder Report — August 31, 2025

SHY-08/25-SAR

iShares 3-7 Year Treasury Bond ETF

IEI | NASDAQ

Semi-Annual Shareholder Report — August 31, 2025

This semi-annual shareholder report contains important information about iShares 3-7 Year Treasury Bond ETF (the “Fund”) for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 3-7 Year Treasury Bond ETF	$8	0.15%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$16,821,510,717
Number of Portfolio Holdings...
83
Portfolio Turnover Rate...
17%

What did the Fund invest in?

(as of August 31, 2025)

Maturity allocation

Ten largest holdings

Maturity	Percent of TotaI InvestmentsFootnote Reference(a)
2-3 Years...
0.0%Footnote Reference(b)
3-4 Years...
31.2
4-5 Years...
30.9
5-6 Years...
19.5
6-7 Years...
18.4
Security	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Notes, 2.63%, 02/15/29...
4.1%
U.S. Treasury Notes, 1.38%, 10/31/28...
3.7
U.S. Treasury Notes, 4.38%, 11/30/30...
3.6
U.S. Treasury Notes, 2.38%, 05/15/29...
2.9
U.S. Treasury Notes, 3.13%, 11/15/28...
2.9
U.S. Treasury Notes, 4.00%, 02/28/30...
2.3
U.S. Treasury Notes, 4.13%, 08/31/30...
2.3
U.S. Treasury Notes, 1.38%, 11/15/31...
2.2
U.S. Treasury Notes, 2.88%, 05/15/32...
2.1
U.S. Treasury Notes, 2.75%, 08/15/32...
2.1
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares 3-7 Year Treasury Bond ETF

Semi-Annual Shareholder Report — August 31, 2025

IEI-08/25-SAR

iShares 7-10 Year Treasury Bond ETF

IEF | NASDAQ

Semi-Annual Shareholder Report — August 31, 2025

This semi-annual shareholder report contains important information about iShares 7-10 Year Treasury Bond ETF (the “Fund”) for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 7-10 Year Treasury Bond ETF	$8	0.15%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$35,758,675,351
Number of Portfolio Holdings...
14
Portfolio Turnover Rate...
27%

What did the Fund invest in?

(as of August 31, 2025)

Maturity allocation

Ten largest holdings

Maturity	Percent of TotaI InvestmentsFootnote Reference(a)
6-7 Years...
6.0%
7-8 Years...
25.7
8-9 Years...
35.8
9-10 Years...
32.5
Security	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Notes, 4.63%, 02/15/35...
9.7%
U.S. Treasury Notes, 4.25%, 11/15/34...
9.4
U.S. Treasury Notes, 4.38%, 05/15/34...
9.1
U.S. Treasury Notes, 3.88%, 08/15/34...
8.9
U.S. Treasury Notes, 4.00%, 02/15/34...
8.9
U.S. Treasury Notes, 4.50%, 11/15/33...
8.9
U.S. Treasury Notes, 4.25%, 05/15/35...
8.3
U.S. Treasury Notes, 3.88%, 08/15/33...
8.2
U.S. Treasury Notes, 3.38%, 05/15/33...
6.9
U.S. Treasury Notes, 3.50%, 02/15/33...
6.8
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares 7-10 Year Treasury Bond ETF

Semi-Annual Shareholder Report — August 31, 2025

IEF-08/25-SAR

iShares 10-20 Year Treasury Bond ETF

TLH | NYSE Arca

Semi-Annual Shareholder Report — August 31, 2025

This semi-annual shareholder report contains important information about iShares 10-20 Year Treasury Bond ETF (the “Fund”) for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 10-20 Year Treasury Bond ETF	$8	0.15%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$11,257,044,041
Number of Portfolio Holdings...
65
Portfolio Turnover Rate...
7%

What did the Fund invest in?

(as of August 31, 2025)

Maturity allocation

Ten largest holdings

Maturity	Percent of TotaI InvestmentsFootnote Reference(a)
3-4 Years...
0.2%
4-5 Years...
0.0Footnote Reference(b)
6-7 Years...
0.1
9-10 Years...
0.1
10-11 Years...
0.7
11-12 Years...
1.0
12-13 Years...
1.3
13-14 Years...
2.0
14-15 Years...
7.5
15-16 Years...
14.3
16-17 Years...
16.5
17-18 Years...
21.2
18-19 Years...
23.4
19-20 Years...
11.7
Security	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Bonds, 4.75%, 11/15/43...
5.6%
U.S. Treasury Bonds, 4.50%, 02/15/44...
5.6
U.S. Treasury Bonds, 2.00%, 11/15/41...
4.6
U.S. Treasury Bonds, 1.75%, 08/15/41...
4.2
U.S. Treasury Bonds, 3.88%, 02/15/43...
4.1
U.S. Treasury Bonds, 4.13%, 08/15/44...
4.0
U.S. Treasury Bonds, 3.38%, 08/15/42...
3.8
U.S. Treasury Bonds, 4.38%, 08/15/43...
3.8
U.S. Treasury Bonds, 4.00%, 11/15/42...
3.7
U.S. Treasury Bonds, 1.88%, 02/15/41...
3.7
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares 10-20 Year Treasury Bond ETF

Semi-Annual Shareholder Report — August 31, 2025

TLH-08/25-SAR

iShares 20+ Year Treasury Bond ETF

TLT | NASDAQ

Semi-Annual Shareholder Report — August 31, 2025

This semi-annual shareholder report contains important information about iShares 20+ Year Treasury Bond ETF (the “Fund”) for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 20+ Year Treasury Bond ETF	$7	0.15%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$47,396,669,308
Number of Portfolio Holdings...
44
Portfolio Turnover Rate...
11%

What did the Fund invest in?

(as of August 31, 2025)

Maturity allocation

Ten largest holdings

Maturity	Percent of TotaI InvestmentsFootnote Reference(a)
15-20 Years...
0.4%
20-25 Years...
32.5
25-30 Years...
67.1
Security	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Bonds, 2.00%, 08/15/51...
5.8%
U.S. Treasury Bonds, 1.88%, 02/15/51...
5.0
U.S. Treasury Bonds, 1.88%, 11/15/51...
4.8
U.S. Treasury Bonds, 4.13%, 08/15/53...
4.6
U.S. Treasury Bonds, 4.75%, 11/15/53...
4.6
U.S. Treasury Bonds, 4.63%, 05/15/54...
4.5
U.S. Treasury Bonds, 4.25%, 08/15/54...
4.3
U.S. Treasury Bonds, 4.25%, 02/15/54...
4.1
U.S. Treasury Bonds, 4.75%, 05/15/55...
4.0
U.S. Treasury Bonds, 3.63%, 05/15/53...
3.9
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares 20+ Year Treasury Bond ETF

Semi-Annual Shareholder Report — August 31, 2025

TLT-08/25-SAR

iShares 25+ Year Treasury STRIPS Bond ETF

GOVZ | Cboe BZX Exchange

Semi-Annual Shareholder Report — August 31, 2025

This semi-annual shareholder report contains important information about iShares 25+ Year Treasury STRIPS Bond ETF (the “Fund”) for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 25+ Year Treasury STRIPS Bond ETF	$5	0.10%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$281,537,031
Number of Portfolio Holdings...
22
Portfolio Turnover Rate...
11%

What did the Fund invest in?

(as of August 31, 2025)

Maturity allocation

Ten largest holdings

Maturity	Percent of TotaI InvestmentsFootnote Reference(a)
20-25 Years...
5.2%
25-30 Years...
94.8
Security	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Bonds Principal STRIPS
0.00%, 02/15/52...
7.5%
0.00%, 08/15/51...
6.6
0.00%, 02/15/51...
6.1
0.00%, 11/15/50...
5.8
0.00%, 11/15/51...
5.6
0.00%, 08/15/50...
5.2
0.00%, 08/15/52...
4.9
0.00%, 05/15/53...
4.9
0.00%, 11/15/52...
4.9
0.00%, 02/15/53...
4.9
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares 25+ Year Treasury STRIPS Bond ETF

Semi-Annual Shareholder Report — August 31, 2025

GOVZ-08/25-SAR

iShares Short Treasury Bond ETF

SHV | NASDAQ

Semi-Annual Shareholder Report — August 31, 2025

This semi-annual shareholder report contains important information about iShares Short Treasury Bond ETF (the “Fund”) for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Short Treasury Bond ETF	$8	0.15%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$20,631,907,191
Number of Portfolio Holdings...
59
Portfolio Turnover Rate...
51%

What did the Fund invest in?

(as of August 31, 2025)

Portfolio composition

Ten largest holdings

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Obligations...
100.0%
Security	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Bills, 4.24%, 01/22/26...
5.1%
U.S. Treasury Bills, 4.26%, 09/25/25...
5.0
U.S. Treasury Bills, 4.23%, 11/20/25...
3.8
U.S. Treasury Bills, 0.00%, 12/30/25...
3.4
U.S. Treasury Bills, 4.12%, 07/09/26...
3.2
U.S. Treasury Bills, 4.12%, 10/09/25...
3.1
U.S. Treasury Bills, 4.25%, 01/15/26...
3.0
U.S. Treasury Bills, 4.24%, 01/29/26...
3.0
U.S. Treasury Bills, 4.33%, 11/18/25...
3.0
U.S. Treasury Bills, 4.20%, 10/02/25...
3.0
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Short Treasury Bond ETF

Semi-Annual Shareholder Report — August 31, 2025

SHV-08/25-SAR

iShares California Muni Bond ETF

CMF | NYSE Arca

Semi-Annual Shareholder Report — August 31, 2025

This semi-annual shareholder report contains important information about iShares California Muni Bond ETF (the “Fund”) for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares California Muni Bond ETF	$4	0.08%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$3,355,270,617
Number of Portfolio Holdings...
1,295
Portfolio Turnover Rate...
11%

What did the Fund invest in?

(as of August 31, 2025)

Credit quality allocation

Ten largest holdings

S&P Credit RatingFootnote Reference*	Percent of Total InvestmentsFootnote Reference(a)
AAA...
13.4%
AA+...
8.8
AA...
17.3
AA-...
35.2
A+...
4.4
A...
3.9
A-...
0.5
BBB+...
0.1
Not Rated...
16.4
Security	Percent of TotaI InvestmentsFootnote Reference(a)
California Educational Facilities Authority, Series U-6, RB, 5.00%, 05/01/45...
0.7%
University of California, Series 2023BN, RB, 5.50%, 05/15/40...
0.6
Orange County Water District, Series 2003A, COP, VRDN, 2.65%, 09/10/25...
0.6
Los Angeles Unified School District, Series 2024A, GO, 5.00%, 07/01/34...
0.6
State of California, GO, 5.00%, 11/01/31...
0.6
State of California, GO, 5.00%, 09/01/32...
0.5
California State University, Series 2024A, RB, 5.50%, 11/01/55...
0.5
Foothill-Eastern Transportation Corridor Agency, Series 2021A, RB, 4.00%, 01/15/46...
0.5
State of California, GO, 5.00%, 10/01/25...
0.5
University of California, Series 2025BZ, RB, 5.00%, 05/15/26...
0.5

Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares California Muni Bond ETF

Semi-Annual Shareholder Report — August 31, 2025

CMF-08/25-SAR

iShares National Muni Bond ETF

MUB | NYSE Arca

Semi-Annual Shareholder Report — August 31, 2025

This semi-annual shareholder report contains important information about iShares National Muni Bond ETF (the “Fund”) for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares National Muni Bond ETF	$3	0.05%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$38,689,830,870
Number of Portfolio Holdings...
5,836
Portfolio Turnover Rate...
5%

What did the Fund invest in?

(as of August 31, 2025)

Credit quality allocation

Ten largest states

S&P Credit RatingFootnote Reference*	Percent of Total InvestmentsFootnote Reference(a)
AAA...
22.8%
AA+...
20.9
AA...
16.1
AA-...
15.7
A+...
5.7
A...
5.8
A-...
2.7
BBB+...
0.3
BBB...
0.4
Not Rated...
9.6
State	Percent of TotaI InvestmentsFootnote Reference(a)
New York ...
21.8%
California ...
16.9
Texas ...
11.0
Illinois ...
4.8
New Jersey ...
4.4
Massachusetts ...
4.1
Washington ...
3.6
Pennsylvania ...
3.3
Florida ...
2.4
Maryland ...
2.4

Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares National Muni Bond ETF

Semi-Annual Shareholder Report — August 31, 2025

MUB-08/25-SAR

iShares New York Muni Bond ETF

NYF | NYSE Arca

Semi-Annual Shareholder Report — August 31, 2025

This semi-annual shareholder report contains important information about iShares New York Muni Bond ETF (the “Fund”) for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares New York Muni Bond ETF	$11	0.22%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$899,332,732
Number of Portfolio Holdings...
693
Portfolio Turnover Rate...
3%

What did the Fund invest in?

(as of August 31, 2025)

Credit quality allocation

Ten largest holdings

S&P Credit RatingFootnote Reference*	Percent of Total InvestmentsFootnote Reference(a)
AAA...
24.6%
AA+...
19.3
AA...
22.4
AA-...
12.3
A+...
2.1
A...
10.1
BBB+...
0.2
Not Rated...
9.0
Security	Percent of TotaI InvestmentsFootnote Reference(a)
Empire State Development Corp., Series 2017A, RB, 5.00%, 03/15/29...
0.7%
Utility Debt Securitization Authority, Series 2023TE-1, RB, 5.00%, 12/15/41...
0.6
Triborough Bridge & Tunnel Authority, Series 2025A, RB, 5.00%, 02/01/28...
0.6
New York City Transitional Finance Authority Future Tax Secured, Series 2023A-1, RB, 5.25%, 08/01/42...
0.6
New York State Dormitory Authority, Series 2020A, RB, 5.00%, 07/01/26...
0.6
Hudson Yards Infrastructure Corp., Series 2017A, RB, 5.00%, 02/15/31...
0.6
New York Power Authority, Series 2024A, RB, 5.00%, 11/15/35...
0.5
Long Island Power Authority, Series 2016B, RB, 5.00%, 09/01/30...
0.5
New York City Transitional Finance Authority, Series 2024G-1, RB, 5.00%, 05/01/43...
0.5
Monroe County Industrial Development Corp., Series 2018, RB, 5.00%, 05/01/34...
0.5

Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares New York Muni Bond ETF

Semi-Annual Shareholder Report — August 31, 2025

NYF-08/25-SAR

iShares Short-Term National Muni Bond ETF

SUB | NYSE Arca

Semi-Annual Shareholder Report — August 31, 2025

This semi-annual shareholder report contains important information about iShares Short-Term National Muni Bond ETF (the “Fund”) for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Short-Term National Muni Bond ETF	$4	0.07%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$10,234,116,099
Number of Portfolio Holdings...
2,592
Portfolio Turnover Rate...
15%

What did the Fund invest in?

(as of August 31, 2025)

Credit quality allocation

Ten largest states

S&P Credit RatingFootnote Reference*	Percent of Total InvestmentsFootnote Reference(a)
AAA...
30.5%
AA+...
18.6
AA...
14.2
AA-...
13.0
A+...
6.7
A...
5.0
A-...
2.6
BBB+...
0.0Footnote Reference(b)
BBB...
0.1
Not Rated...
9.3
State	Percent of TotaI InvestmentsFootnote Reference(a)
New York ...
12.4%
Texas ...
12.2
California ...
12.1
Illinois ...
5.0
New Jersey ...
4.3
Washington ...
4.1
Maryland ...
3.9
Massachusetts ...
3.3
Virginia ...
3.3
Florida ...
2.9

Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.
Footnote(b)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Short-Term National Muni Bond ETF

Semi-Annual Shareholder Report — August 31, 2025

SUB-08/25-SAR

iShares Agency Bond ETF

AGZ | NYSE Arca

Semi-Annual Shareholder Report — August 31, 2025

This semi-annual shareholder report contains important information about iShares Agency Bond ETF (the “Fund”) for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Agency Bond ETF	$10	0.20%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$615,981,189
Number of Portfolio Holdings...
133
Portfolio Turnover Rate...
14%

What did the Fund invest in?

(as of August 31, 2025)

Credit quality allocation

Maturity allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
97.9%
Corporate Bonds...
1.6
Foreign Government Obligations...
0.5
Maturity	Percent of TotaI InvestmentsFootnote Reference(a)
0-1 Years...
9.9%
1-5 Years...
65.9
5-10 Years...
15.0
10-15 Years...
6.4
15-20 Years...
0.0Footnote Reference(b)
More than 20 Years...
2.8
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Agency Bond ETF

Semi-Annual Shareholder Report — August 31, 2025

AGZ-08/25-SAR

iShares BBB Rated Corporate Bond ETF

LQDB | NYSE Arca

Semi-Annual Shareholder Report — August 31, 2025

This semi-annual shareholder report contains important information about iShares BBB Rated Corporate Bond ETF (the “Fund”) for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares BBB Rated Corporate Bond ETF	$8	0.15%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$43,437,128
Number of Portfolio Holdings...
1,030
Portfolio Turnover Rate...
8%

What did the Fund invest in?

(as of August 31, 2025)

Credit quality allocation

Maturity allocation

S&P Credit RatingFootnote Reference*	Percent of Total InvestmentsFootnote Reference(a)
A...
1.0%
A-...
4.1
BBB+...
30.4
BBB...
47.2
BBB-...
15.4
BB+...
1.4
Not Rated...
0.5
Maturity	Percent of TotaI InvestmentsFootnote Reference(a)
0-1 Years...
6.5%
1-5 Years...
32.6
5-10 Years...
30.7
10-15 Years...
5.2
15-20 Years...
5.1
More than 20 Years...
19.9
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares BBB Rated Corporate Bond ETF

Semi-Annual Shareholder Report — August 31, 2025

LQDB-08/25-SAR

iShares Long-Term National Muni Bond ETF

LMUB | NYSE Arca

Semi-Annual Shareholder Report — August 31, 2025

This semi-annual shareholder report contains important information about iShares Long-Term National Muni Bond ETF (the “Fund”) for the period of March 17, 2025 to August 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Long-Term National Muni Bond ETF	$4Footnote Reference(a)	0.09%Footnote Reference(b)
Footnote	Description
Footnote(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote(b)	Annualized.

Key Fund statistics

Net Assets...
$25,297,162
Number of Portfolio Holdings...
219
Portfolio Turnover Rate...
3%

What did the Fund invest in?

(as of August 31, 2025)

Credit quality allocation

Ten largest states

S&P Credit RatingFootnote Reference*	Percent of Total InvestmentsFootnote Reference(a)
AAA...
14.1%
AA+...
19.1
AA...
19.1
AA-...
18.5
A+...
4.7
A...
7.3
A-...
2.2
BBB+...
0.8
BBB...
0.6
Not Rated...
13.6
State	Percent of TotaI InvestmentsFootnote Reference(a)
New York ...
23.0%
California ...
15.7
Texas ...
15.0
Massachusetts ...
4.8
Florida ...
4.5
Illinois ...
4.0
New Jersey ...
3.8
Washington ...
3.4
Colorado ...
3.1
Pennsylvania ...
2.4

Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Long-Term National Muni Bond ETF

Semi-Annual Shareholder Report — August 31, 2025

LMUB-08/25-SAR

(b) Not Applicable

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –  Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.
Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies

              (a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
AUGUST 31, 2025
2025 Semi-Annual
Financial Statements and
Additional Information (Unaudited)
iShares Trust
iShares 0-3 Month Treasury Bond ETF | SGOV | NYSE Arca
iShares 1-3 Year Treasury Bond ETF | SHY | NASDAQ
iShares 3-7 Year Treasury Bond ETF | IEI | NASDAQ
iShares 7-10 Year Treasury Bond ETF | IEF | NASDAQ
iShares 10-20 Year Treasury Bond ETF | TLH | NYSE Arca
iShares 20+ Year Treasury Bond ETF | TLT | NASDAQ
iShares 25+ Year Treasury STRIPS Bond ETF | GOVZ | Cboe BZX Exchange
iShares Short Treasury Bond ETF | SHV | NASDAQ

Page
2

Schedule of Investments
(unaudited)
August 31, 2025
iShares
®
0-3 Month Treasury Bond ETF
Schedule of Investments
3
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 2.2%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.26%
(a) (b) (c)
................. 1,229,602,827 $ 1,229,602,827
Total Money Market Funds — 2 .2%
(Cost: $ 1,229,602,827 ) ............................ 1,229,602,827
Par (000)
Pa r (000)
U.S. Treasury Obligations — 100.7%
U.S. Treasury Bills
(d)
4.30% , 09/02/25
(e)
.................. USD 632,615 632,615,100
4.29% , 09/04/25
(e)
.................. 1,181,573 1,181,294,600
4.36% , 09/09/25 ................... 54,096 54,051,695
4.35% , 09/11/25 ................... 1,981,221 1,979,121,938
4.35% , 09/16/25 ................... 5,051,896 5,043,494,492
4.36% , 09/18/25
(e)
.................. 4,098,016 4,090,266,301
4.37% , 09/23/25 ................... 7,073,319 7,055,778,738
4.33% , 09/25/25
(e)
.................. 3,134,967 3,126,482,044
4.37% , 09/30/25
(e)
.................. 5,124,387 5,107,467,467
4.33% , 10/02/25 ................... 1,651,653 1,645,844,118
4.32% , 10/07/25 ................... 2,812,032 2,800,549,545
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
4.32% , 10/09/25 ................... USD 2,548,066 $ 2,537,079,738
4.27% , 10/14/25 ................... 3,809,364 3,790,853,255
4.34% , 10/16/25 ................... 1,727,358 1,718,586,304
4.30% , 10/21/25 ................... 4,831,030 4,803,724,970
4.33% , 10/23/25
(e)
.................. 1,399,944 1,391,773,386
0.00% , 10/28/25 ................... 636,000 631,904,160
4.33% , 10/30/25 ................... 4,141,836 4,114,145,681
4.26% , 11/06/25 ................... 1,030,078 1,022,472,348
4.25% , 11/13/25 ................... 1,011,973 1,003,716,181
4.23% , 11/20/25 ................... 1,986,802 1,969,124,827
Total U.S. Treasury Obligations — 100 .7%
(Cost: $ 55,691,161,222 ) ............................ 55,700,346,888
Total Short-Term Securities — 102.9%
(Cost: $ 56,920,764,049 ) ............................ 56,929,949,715
Total Investments — 102 .9%
(Cost: $ 56,920,764,049 ) ............................ 56,929,949,715
Liabilities in Excess of Other Assets — (2.9) % ............. (1,612,033,242)
Net Assets — 100.0% ...............................
$ 55,317,916,473
(a)
Affiliate of the Fund.
(b)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(c)
Annualized 7-day yield as of period end.
(d)
Rates are discount rates or a range of discount rates as of period end.
(e)
All or a portion of this security is on loan.
Affiliated Issuer
Value at
02/28/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/25
Shares
Held at
08/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 946,190,358 $ 283,412,469
(a)
$ — $ — $ — $ 1,229,602,827 1,229,602,827 $ 9,007,180
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Short-Term Securities
Money Market Funds ...................................... $ 1,229,602,827 $ — $ — $ 1,229,602,827
U.S. Treasury Obligations ................................... — 55,700,346,888 — 55,700,346,888
$ 1,229,602,827 $ 55,700,346,888 $ — $ 56,929,949,715

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited)
August 31, 2025
iShares
®
1-3 Year Treasury Bond ETF
4
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Bonds , 6.75% , 08/15/26 ...... USD 14,233 $ 14,635,836
U.S. Treasury Notes
0.75% , 05/31/26 - 01/31/28 ............ 359,131 336,390,060
2.13% , 05/31/26 ................... 14,668 14,468,785
4.88% , 05/31/26 ................... 6,927 6,972,026
4.13% , 06/15/26 - 07/31/28 ............ 1,971,803 1,988,871,677
0.88% , 06/30/26 - 09/30/26 ............ 389,698 377,646,713
1.88% , 06/30/26 - 02/28/27 ............ 303,782 295,861,291
4.50% , 07/15/26 - 05/15/27 ............ 847,569 858,453,912
0.63% , 07/31/26 - 12/31/27 ............ 651,168 610,224,596
4.38% , 07/31/26 - 08/31/28 ............ 934,019 946,290,934
1.50% , 08/15/26 - 01/31/27 ............ 291,801 282,892,429
1.38% , 08/31/26 ................... 5,000 4,879,258
3.75% , 08/31/26 - 05/15/28 ............ 1,134,761 1,137,603,494
4.63% , 09/15/26 - 06/15/27 ............ 722,644 729,833,523
1.63% , 09/30/26 - 11/30/26 ............ 391,583 381,905,316
3.50% , 09/30/26 - 04/30/28 ............ 574,908 573,331,779
1.13% , 10/31/26 - 08/31/28 ............ 1,081,914 1,026,667,028
2.00% , 11/15/26 ................... 343,089 335,864,976
1.25% , 11/30/26 - 06/30/28 ............ 2,337,082 2,219,117,271
4.25% , 11/30/26 - 02/15/28 ............ 1,694,796 1,711,551,465
1.75% , 12/31/26 ................... 151,750 147,825,450
4.00% , 01/15/27 - 06/30/28 ............ 1,320,002 1,328,972,633
2.25% , 02/15/27 - 11/15/27 ............ 897,367 874,857,572
2.50% , 03/31/27 ................... 195,658 192,080,931
3.88% , 03/31/27 - 07/15/28 ............ 2,110,472 2,121,508,169
0.50% , 04/30/27 - 10/31/27 ............ 1,321,483 1,245,865,894
2.75% , 04/30/27 - 02/15/28 ............ 824,656 810,470,613
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
2.63% , 05/31/27 ................... USD 395,855 $ 388,865,980
3.25% , 06/30/27 ................... 250,592 248,840,012
0.38% , 07/31/27 - 09/30/27 ............ 578,816 542,999,771
3.13% , 08/31/27 ................... 278,751 276,083,563
3.63% , 08/31/27 - 08/15/28 ............ 950,503 951,300,409
3.38% , 09/15/27 ................... 339,055 337,465,282
2.88% , 05/15/28 - 08/15/28 ............ 655,469 642,934,493
1.00% , 07/31/28 ................... 324,345 301,323,643
Total Long-Term Investments — 98 .8%
(Cost: $ 24,113,609,209 ) ............................ 24,264,856,784
Shares
Shares
Short-Term Securities
Money Market Funds — 0.5%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.26%
(a) (b)
.................. 115,217,726 115,217,726
Total Short-Term Securities — 0 .5%
(Cost: $ 115,217,726 ) .............................. 115,217,726
Total Investments — 99 .3%
(Cost: $ 24,228,826,935 ) ............................ 24,380,074,510
Other Assets Less Liabilities — 0.7% .................... 176,967,626
Net Assets — 100.0% ...............................
$ 24,557,042,136
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
02/28/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/25
Shares
Held at
08/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 117,635,089 $ — $ (2,417,363)
(a)
$ — $ — $ 115,217,726 115,217,726 $ 2,107,803
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
August 31, 2025
iShares
®
1-3 Year Treasury Bond ETF
Schedule of Investments
5
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 24,264,856,784 $ — $ 24,264,856,784
Short-Term Securities
Money Market Funds ...................................... 115,217,726 — — 115,217,726
$ 115,217,726 $ 24,264,856,784 $ — $ 24,380,074,510

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited)
August 31, 2025
iShares
®
3-7 Year Treasury Bond ETF
6
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Bonds STRIPS , 0.00% , 02/15/29
(a)
USD 1,298 $ 1,144,631
U.S. Treasury Notes
2.88% , 08/15/28 - 05/15/32 ............ 402,081 378,749,830
1.13% , 08/31/28 - 02/15/31 ............ 364,248 318,120,321
4.38% , 08/31/28 - 01/31/32 ............ 1,067,508 1,098,205,465
1.25% , 09/30/28 - 08/15/31 ............ 453,985 400,407,883
1.38% , 10/31/28 - 11/15/31 ............ 1,087,846 985,939,029
4.88% , 10/31/28 - 10/31/30 ............ 386,734 404,122,722
3.13% , 11/15/28 - 08/31/29 ............ 666,482 656,179,173
1.50% , 11/30/28 ................... 58,577 54,844,630
3.75% , 12/31/28 - 08/31/31 ............ 1,096,943 1,098,638,395
1.75% , 01/31/29 - 11/15/29 ............ 130,683 121,401,416
4.00% , 01/31/29 - 07/31/32 ............ 1,818,152 1,838,866,424
2.63% , 02/15/29 - 07/31/29 ............ 775,235 750,328,947
1.88% , 02/28/29 - 02/15/32 ............ 519,961 468,466,798
4.25% , 02/28/29 - 06/30/31 ............ 797,925 816,206,151
2.38% , 03/31/29 - 05/15/29 ............ 591,935 566,764,385
4.13% , 03/31/29 - 05/31/32 ............ 2,084,452 2,118,982,739
4.63% , 04/30/29 - 05/31/31 ............ 653,400 678,828,982
4.50% , 05/31/29 - 12/31/31 ............ 328,207 338,764,958
3.25% , 06/30/29 ................... 71,343 70,381,739
3.63% , 08/31/29 - 09/30/31 ............ 494,394 492,100,728
3.50% , 09/30/29 - 04/30/30 ............ 576,198 572,448,988
3.88% , 09/30/29 - 07/31/30 ............ 1,115,750 1,125,194,964
0.63% , 05/15/30 - 08/15/30 ............ 659,018 570,179,176
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
1.63% , 05/15/31 ................... USD 389,200 $ 346,433,610
2.75% , 08/15/32 ................... 375,000 348,178,710
Total Long-Term Investments — 98 .8%
(Cost: $ 16,510,739,871 ) ............................ 16,619,880,794
Shares
Shares
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.26%
(b) (c)
.................. 53,136,765 53,136,765
Total Short-Term Securities — 0 .3%
(Cost: $ 53,136,765 ) ............................... 53,136,765
Total Investments — 99 .1%
(Cost: $ 16,563,876,636 ) ............................ 16,673,017,559
Other Assets Less Liabilities — 0.9% .................... 148,493,158
Net Assets — 100.0% ...............................
$ 16,821,510,717
(a)
Zero-coupon bond.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
02/28/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/25
Shares
Held at
08/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 122,332,473 $ — $ (69,195,708)
(a)
$ — $ — $ 53,136,765 53,136,765 $ 1,284,331
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
August 31, 2025
iShares
®
3-7 Year Treasury Bond ETF
Schedule of Investments
7
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 16,619,880,794 $ — $ 16,619,880,794
Short-Term Securities
Money Market Funds ...................................... 53,136,765 — — 53,136,765
$ 53,136,765 $ 16,619,880,794 $ — $ 16,673,017,559

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited)
August 31, 2025
iShares
®
7-10 Year Treasury Bond ETF
8
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Notes
2.75%, 08/15/32 ................... USD 2,279,938 $ 2,116,868,806
4.13%, 11/15/32 ................... 1,351,039 1,366,132,342
3.50%, 02/15/33 ................... 2,484,442 2,408,161,588
3.38%, 05/15/33 ................... 2,539,541 2,434,090,426
3.88%, 08/15/33 - 08/15/34 ............ 6,146,648 6,052,551,077
4.50%, 11/15/33 ................... 3,038,593 3,133,311,656
4.00%, 02/15/34 ................... 3,158,427 3,139,920,974
4.38%, 05/15/34 ................... 3,172,106 3,234,061,195
4.25%, 11/15/34 - 08/15/35 ............ 8,021,436 8,055,873,600
4.63%, 02/15/35 ................... 3,326,740 3,440,576,574
Total Long-Term Investments — 98.9%
(Cost: $35,361,086,697) ............................ 35,381,548,238
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 1.6%
BlackRock Cash Funds: Treasury, SL Agency
Shares, 4.26%
(a)(b)
.................. 562,475,062 $ 562,475,062
Total Short-Term Securities — 1.6%
(Cost: $ 562,475,062) .............................. 562,475,062
Total Investments — 100.5%
(Cost: $35,923,561,759 ) ............................ 35,944,023,300
Liabilities in Excess of Other Assets — (0.5)% ............. (185,347,949)
Net Assets — 100.0% ...............................
$ 35,758,675,351
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
02/28/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/25
Shares
Held at
08/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 342,778,951 $ 219,696,111
(a)
$ — $ — $ — $ 562,475,062 562,475,062 $ 2,934,540
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 35,381,548,238 $ — $ 35,381,548,238
Short-Term Securities
Money Market Funds ...................................... 562,475,062 — — 562,475,062
$ 562,475,062 $ 35,381,548,238 $ — $ 35,944,023,300

Schedule of Investments
(unaudited)
August 31, 2025
iShares
®
10-20 Year Treasury Bond ETF
Schedule of Investments
9
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Bonds
4.50% , 02/15/36 - 02/15/44 ............ USD 844,719 $ 820,201,289
4.75% , 02/15/37 - 02/15/45 ............ 1,065,595 1,056,269,989
5.00% , 05/15/37 - 05/15/45 ............ 237,945 244,592,377
4.38% , 02/15/38 - 08/15/43 ............ 643,759 616,404,032
3.50% , 02/15/39 ................... 77,228 69,635,280
4.25% , 05/15/39 - 11/15/40 ............ 115,037 111,673,827
4.63% , 02/15/40 - 11/15/44 ............ 615,433 602,028,481
1.13% , 05/15/40 - 08/15/40 ............ 744,622 460,316,333
3.88% , 08/15/40 - 05/15/43 ............ 1,079,453 961,501,931
1.38% , 11/15/40 ................... 491,639 313,324,095
1.88% , 02/15/41 ................... 594,925 408,848,399
2.25% , 05/15/41 ................... 482,139 349,380,912
1.75% , 08/15/41 ................... 712,512 471,983,273
3.75% , 08/15/41 - 11/15/43 ............ 194,497 168,463,511
2.00% , 11/15/41 ................... 740,561 507,775,719
3.13% , 11/15/41 - 08/15/44 ............ 408,910 324,832,136
2.38% , 02/15/42 ................... 446,236 322,997,876
3.00% , 05/15/42 - 05/15/45 ............ 162,957 123,966,374
3.25% , 05/15/42 ................... 144,458 118,788,738
2.75% , 08/15/42 - 11/15/42 ............ 576,226 437,347,342
3.38% , 08/15/42 - 05/15/44 ............ 689,163 571,209,016
4.00% , 11/15/42 ................... 456,556 413,593,459
2.88% , 05/15/43 - 08/15/45 ............ 527,561 399,669,348
3.63% , 08/15/43 - 02/15/44 ............ 487,335 414,591,460
4.13% , 08/15/44 ................... 489,490 444,652,316
2.50% , 02/15/45 ................... 237,683 165,598,412
4.88% , 08/15/45 ................... 140,000 140,153,125
U.S. Treasury Bonds Principal STRIPS
0.00% , 11/15/40 - 05/15/41
(a)
........... 72,272 34,564,080
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
U.S. Treasury Notes
3.13% , 08/31/29 ................... USD 19,583 $ 19,215,819
0.63% , 08/15/30 ................... 1,482 1,276,866
1.38% , 11/15/31 ................... 106 91,767
1.88% , 02/15/32 ................... 471 417,668
2.88% , 05/15/32 ................... 10,963 10,297,793
2.75% , 08/15/32 ................... 3,479 3,230,356
4.25% , 11/15/34 ................... 12,212 12,291,739
Total Long-Term Investments — 98 .8%
(Cost: $ 11,634,059,123 ) ............................ 11,121,185,138
Shares
Shares
Short-Term Securities
Money Market Funds — 1.1%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.26%
(b) (c)
.................. 129,125,075 129,125,075
Total Short-Term Securities — 1 .1%
(Cost: $ 129,125,075 ) .............................. 129,125,075
Total Investments — 99 .9%
(Cost: $ 11,763,184,198 ) ............................ 11,250,310,213
Other Assets Less Liabilities — 0.1% .................... 6,733,828
Net Assets — 100.0% ...............................
$ 11,257,044,041
(a)
Zero-coupon bond.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
02/28/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/25
Shares
Held at
08/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 148,316,804 $ — $ (19,191,729)
(a)
$ — $ — $ 129,125,075 129,125,075 $ 1,097,708
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2025
iShares
®
10-20 Year Treasury Bond ETF
10
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 11,121,185,138 $ — $ 11,121,185,138
Short-Term Securities
Money Market Funds ...................................... 129,125,075 — — 129,125,075
$ 129,125,075 $ 11,121,185,138 $ — $ 11,250,310,213

Schedule of Investments
(unaudited)
August 31, 2025
iShares
®
20+ Year Treasury Bond ETF
Schedule of Investments
11
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Bonds
3.38% , 05/15/44 - 11/15/48 ............ USD 1,704,446 $ 1,330,208,828
3.13% , 08/15/44 - 05/15/48 ............ 1,654,118 1,238,628,396
3.00% , 11/15/44 - 08/15/52 ............ 6,323,270 4,604,876,930
2.50% , 02/15/45 - 05/15/46 ............ 3,222,533 2,206,653,176
4.75% , 02/15/45 - 08/15/55 ............ 4,763,584 4,632,744,373
2.88% , 08/15/45 - 05/15/52 ............ 2,517,445 1,793,492,248
2.75% , 08/15/47 - 11/15/47 ............ 1,697,797 1,193,308,542
2.25% , 08/15/49 - 02/15/52 ............ 2,278,036 1,389,150,856
2.38% , 11/15/49 - 05/15/51 ............ 498,870 313,560,529
2.00% , 02/15/50 - 08/15/51 ............ 7,376,489 4,196,182,790
1.25% , 05/15/50 ................... 772,046 363,796,521
1.38% , 08/15/50 ................... 2,471,322 1,193,957,441
1.63% , 11/15/50 ................... 3,042,936 1,569,964,689
1.88% , 02/15/51 - 11/15/51 ............ 8,330,358 4,558,563,347
4.00% , 11/15/52 ................... 1,845,075 1,583,449,207
3.63% , 02/15/53 - 05/15/53 ............ 3,879,526 3,103,321,887
4.13% , 08/15/53 ................... 2,478,117 2,170,385,550
4.25% , 02/15/54 - 08/15/54 ............ 4,391,564 3,929,077,685
4.63% , 05/15/54 - 02/15/55 ............ 4,084,033 3,891,652,233
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
4.50% , 11/15/54 ................... USD 1,523,450 $ 1,422,104,865
Total Long-Term Investments — 98 .5%
(Cost: $ 53,907,470,955 ) ............................ 46,685,080,093
Shares
Shares
Short-Term Securities
Money Market Funds — 1.6%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.26%
(a) (b)
.................. 738,027,182 738,027,182
Total Short-Term Securities — 1 .6%
(Cost: $ 738,027,182 ) .............................. 738,027,182
Total Investments — 100 .1%
(Cost: $ 54,645,498,137 ) ............................ 47,423,107,275
Liabilities in Excess of Other Assets — (0.1) % ............. (26,437,967)
Net Assets — 100.0% ...............................
$ 47,396,669,308
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
02/28/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/25
Shares
Held at
08/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 848,529,516 $ — $ (110,502,334)
(a)
$ — $ — $ 738,027,182 738,027,182 $ 8,783,063
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 46,685,080,093 $ — $ 46,685,080,093
Short-Term Securities
Money Market Funds ...................................... 738,027,182 — — 738,027,182
$ 738,027,182 $ 46,685,080,093 $ — $ 47,423,107,275

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited)
August 31, 2025
iShares
®
25+ Year Treasury STRIPS Bond ETF
12
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Bonds Principal STRIPS
0.00% , 05/15/50 - 05/15/55
(a)
........... USD 1,104,517 $ 280,325,321
Total Long-Term Investments — 99 .6%
(Cost: $ 346,127,311 ) .............................. 280,325,321
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.26%
(b) (c)
.................. 14,934 $ 14,934
Total Short-Term Securities — 0.0%
(Cost: $ 14,934 ) ................................. 14,934
Total Investments — 99 .6%
(Cost: $ 346,142,245 ) .............................. 280,340,255
Other Assets Less Liabilities — 0.4% .................... 1,196,776
Net Assets — 100.0% ...............................
$ 281,537,031
(a)
Zero-coupon bond.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
02/28/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/25
Shares
Held at
08/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 541,241 $ — $ (526,307)
(a)
$ — $ — $ 14,934 14,934 $ 4,440
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 280,325,321 $ — $ 280,325,321
Short-Term Securities
Money Market Funds ...................................... 14,934 — — 14,934
$ 14,934 $ 280,325,321 $ — $ 280,340,255

Schedule of Investments
(unaudited)
August 31, 2025
iShares
®
Short Treasury Bond ETF
Schedule of Investments
13
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Notes
0.25%, 09/30/25 ................... USD 341,877 $ 340,814,892
4.88%, 11/30/25 - 05/31/26 ............ 603,133 605,021,671
0.38%, 12/31/25 - 01/31/26 ............ 396,439 390,988,948
4.25%, 12/31/25 - 01/31/26 ............ 306,166 306,272,991
4.63%, 02/28/26 - 06/30/26 ............ 600,692 603,731,579
0.75%, 04/30/26 ................... 177,134 173,413,990
4.88%, 04/30/26
(a)
.................. 189,062 190,116,311
Total Long-Term Investments — 12.7%
(Cost: $2,609,069,874) ............................ 2,610,360,382
Shares
Shares
Short-Term Securities
Money Market Funds — 12.9%
BlackRock Cash Funds: Treasury, SL Agency
Shares, 4.26%
(b)(c)(d)
................. 2,665,124,164 2,665,124,164
Total Money Market Funds — 12.9%
(Cost: $2,665,124,164) ............................ 2,665,124,164
Par (000)
Pa r (000)
U.S. Treasury Obligations — 88.7%
U.S. Treasury Bills
(e)
4.25%, 09/02/25
(a)
.................. 395,579 395,579,000
4.25%, 09/04/25 ................... 431,281 431,179,728
4.30%, 09/09/25 ................... 392,146 391,821,935
4.20%, 09/11/25 ................... 114,512 114,390,166
4.33%, 09/16/25 ................... 296,564 296,070,491
4.22%, 09/18/25
(a)
.................. 156,980 156,683,533
4.32%, 09/23/25 ................... 248,258 247,641,983
4.26%, 09/25/25
(a)
.................. 1,057,969 1,055,105,219
4.32%, 09/30/25 ................... 50,686 50,518,452
4.20%, 10/02/25
(a)
.................. 624,165 621,969,718
4.30%, 10/07/25 ................... 505,022 502,959,828
4.12%, 10/09/25
(a)
.................. 644,308 641,529,549
4.32%, 10/14/25 ................... 579,557 576,740,834
4.19%, 10/16/25 ................... 357,865 356,048,041
4.31%, 10/21/25 ................... 301,634 299,928,764
4.18%, 10/23/25
(a)
.................. 154,292 153,391,846
4.29%, 10/28/25
(a)
.................. 249,774 248,165,356
4.30%, 10/30/25 ................... 383,406 380,843,049
4.28%, 11/04/25
(a)
.................. 300,352 298,205,594
4.22%, 11/06/25
(a)
.................. 72,823 72,284,831
4.33%, 11/12/25
(a)
.................. 344,038 341,296,556
4.23%, 11/13/25 ................... 478,122 474,220,643
4.33%, 11/18/25 ................... 632,983 627,520,699
4.23%, 11/20/25 ................... 793,650 786,588,321
4.32%, 11/25/25
(a)
.................. 318,665 315,675,365
4.29%, 11/28/25 ................... 300,071 297,136,429
4.31%, 12/02/25
(a)
.................. 98,903 97,897,824
4.28%, 12/04/25
(a)
.................. 303,596 300,438,062
4.20%, 12/09/25 ................... 495,342 489,919,462
4.14%, 12/16/25 ................... 553,606 547,108,500
4.22%, 12/18/25
(a)
.................. 198,813 196,439,927
4.14%, 12/23/25 ................... 183,471 181,178,527
4.27%, 12/26/25 ................... 182,904 180,562,905
0.00%, 12/30/25 ................... 724,000 714,389,219
4.23%, 01/02/26
(a)
.................. 191,679 189,101,118
4.25%, 01/15/26 ................... 648,170 638,664,534
4.24%, 01/22/26 ................... 1,077,792 1,061,181,997
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
4.24%, 01/29/26 ................... USD 648,748 $ 638,257,638
4.10%, 02/05/26 ................... 246,697 242,544,195
4.09%, 02/12/26 ................... 493,004 484,358,416
4.16%, 02/19/26 ................... 107,554 105,593,297
4.12%, 03/19/26
(a)
.................. 209,307 204,930,377
4.01%, 04/16/26 ................... 270,120 263,740,109
4.13%, 05/14/26 ................... 193,814 188,708,129
4.13%, 06/11/26 ................... 455,273 441,945,727
4.12%, 07/09/26
(a)
.................. 698,172 675,787,472
3.94%, 08/06/26 ................... 341,067 329,253,743
Total U.S. Treasury Obligations — 88.7%
(Cost: $18,297,514,478) ............................ 18,305,497,108
Total Short-Term Securities — 101.6%
(Cost: $20,962,638,642) ............................ 20,970,621,272
Total Investments — 114.3%
(Cost: $23,571,708,516 ) ............................ 23,580,981,654
Liabilities in Excess of Other Assets — (14.3)% ............ (2,949,074,463)
Net Assets — 100.0% ...............................
$ 20,631,907,191
(a)
All or a portion of this security is on loan.
(b)
Affiliate of the Fund.
(c)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(d)
Annualized 7-day yield as of period end.
(e)
Rates are discount rates or a range of discount rates as of period end.

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2025
iShares
®
Short Treasury Bond ETF
14
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Affiliated Issuer
Value at
02/28/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/25
Shares
Held at
08/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 593,511,731 $ 2,071,612,433
(a)
$ — $ — $ — $ 2,665,124,164 2,665,124,164 $ 6,024,149
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 2,610,360,382 $ — $ 2,610,360,382
Short-Term Securities
Money Market Funds ...................................... 2,665,124,164 — — 2,665,124,164
U.S. Treasury Obligations ................................... — 18,305,497,108 — 18,305,497,108
$ 2,665,124,164 $ 20,915,857,490 $ — $ 23,580,981,654

Statements of Assets and Liabilities
(unaudited)

August 31, 2025
15
Statements of Assets and Liabilities
See notes to financial statements.
iShares 0-3
Month Treasury
Bond ETF
iShares 1-3
Year Treasury
Bond ETF
iShares 3-7
Year Treasury
Bond ETF
iShares 7-10
Year Treasury
Bond ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
......................................... $ 55,700,346,888 $ 24,264,856,784 $ 16,619,880,794 $ 35,381,548,238
Investments, at value — affiliated
(c)
............................................ 1,229,602,827 115,217,726 53,136,765 562,475,062
Cash ............................................................... 744,308 — — —
Receivables: – – – –
Investment s sold ...................................................... — 1,312,423,667 589,260,192 782,512,982
Securities lending income — affiliated ........................................ 638,507 471 — —
Capital shares sold ..................................................... — — — 1,167,960
Dividends — affiliated ................................................... 1,491,812 397,849 188,297 1,225,363
Interest — unaffiliated ................................................... 685 184,441,648 152,780,779 238,603,363
Total a ssets ...........................................................
56,932,825,027 25,877,338,145 17,415,246,827 36,967,532,968
LIABILITIES
Bank overdraft .......................................................... — 39,780 — —
Collateral on securities loaned ............................................... 952,017,327 — — —
Payables: – – – –
Investments purchased .................................................. 631,899,212 1,317,215,337 591,655,088 1,202,566,619
Capital shares redeemed ................................................. 26,823,085 — — 1,751,940
Investment advisory fees ................................................. 4,168,930 3,040,892 2,081,008 4,539,058
Other accrued expenses ................................................. — — 14 —
Total li abilities ..........................................................
1,614,908,554 1,320,296,009 593,736,110 1,208,857,617
Commitments and contingent liabilities — — — —
NET ASSETS ..........................................................
$ 55,317,916,473 $ 24,557,042,136 $ 16,821,510,717 $ 35,758,675,351
NET ASSETS CONSIST OF:
Paid-in capital .......................................................... $ 55,109,775,431 $ 25,376,277,742 $ 17,687,200,334 $ 40,293,081,200
Accumulated earnings (loss) ................................................ 208,141,042 (819,235,606) (865,689,617) (4,534,405,849)
NET ASSETS ..........................................................
$ 55,317,916,473 $ 24,557,042,136 $ 16,821,510,717 $ 35,758,675,351
NET ASSET VALUE
Shares outstanding ......................................................
549,150,000 296,000,000 140,600,000 372,000,000
Net asset value .........................................................
$ 100.73 $ 82.96 $ 119.64 $ 96.13
Shares authorized .......................................................
Unlimited Unlimited Unlimited Unlimited
Par value .............................................................
None None None None
(a)
  Investments, at cost — unaffiliated ....................................... $ 55,691,161,222 $ 24,113,609,209 $ 16,510,739,871 $ 35,361,086,697
(b)
  Securities loaned, at value ............................................ $ 932,722,389 $ — $ — $ —
(c)
  Investments, at cost — affiliated ......................................... $ 1,229,602,827 $ 115,217,726 $ 53,136,765 $ 562,475,062

Statements of Assets and Liabilities
(unaudited) (continued)
August 31, 2025
2025
iShares Semi-Annual Financial Statements and Additional Information
16
See notes to financial statements.
iShares 10-20
Year Treasury
Bond ETF
iShares 20+
Year Treasury
Bond ETF
iShares 25+
Year Treasury
STRIPS Bond
ETF
iShares Short
Treasury Bond
ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
......................................... $ 11,121,185,138 $ 46,685,080,093 $ 280,325,321 $ 20,915,857,490
Investments, at value — affiliated
(c)
............................................ 129,125,075 738,027,182 14,934 2,665,124,164
Cash ............................................................... 383,766 12,823 — 2,362,450
Receivables: – – – –
Investment s sold ...................................................... 191,429,425 — 1,219,549 —
Securities lending income — affiliated ........................................ 142 — 13 1,572,308
Capital shares sold ..................................................... — 5,554,031 — 3,918,389
Dividends — affiliated ................................................... 295,260 1,982,492 734 544,612
Interest — unaffiliated ................................................... 67,185,427 314,533,741 — 17,230,762
Total a ssets ...........................................................
11,509,604,233 47,745,190,362 281,560,551 23,606,610,175
LIABILITIES
Collateral on securities loaned ............................................... — — — 2,241,867,516
Payables: – – – –
Investments purchased .................................................. 251,126,488 335,660,791 — 714,379,249
Capital shares redeemed ................................................. — 6,773,209 — 15,811,043
Investment advisory fees ................................................. 1,433,704 6,087,054 23,520 2,645,176
Total li abilities ..........................................................
252,560,192 348,521,054 23,520 2,974,702,984
Commitments and contingent liabilities — — — —
NET ASSETS ..........................................................
$ 11,257,044,041 $ 47,396,669,308 $ 281,537,031 $ 20,631,907,191
NET ASSETS CONSIST OF:
Paid-in capital .......................................................... $ 13,003,877,787 $ 65,226,921,876 $ 456,435,387 $ 20,595,848,297
Accumulated earnings (loss) ................................................ (1,746,833,746) (17,830,252,568) (174,898,356) 36,058,894
NET ASSETS ..........................................................
$ 11,257,044,041 $ 47,396,669,308 $ 281,537,031 $ 20,631,907,191
NET ASSET VALUE
Shares outstanding ......................................................
111,600,000 547,500,000 30,850,000 186,720,000
Net asset value .........................................................
$ 100.87 $ 86.57 $ 9.13 $ 110.50
Shares authorized .......................................................
Unlimited Unlimited Unlimited Unlimited
Par value .............................................................
None None None None
(a)
  Investments, at cost — unaffiliated ....................................... $ 11,634,059,123 $ 53,907,470,955 $ 346,127,311 $ 20,906,584,352
(b)
  Securities loaned, at value ............................................ $ — $ — $ — $ 2,193,297,301
(c)
  Investments, at cost — affiliated ......................................... $ 129,125,075 $ 738,027,182 $ 14,934 $ 2,665,124,164

Statements of Operations
(unaudited)

Six Months Ended August 31, 2025
17
Statements of Operations
iShares 0-3 Month
Treasury Bond
ETF
iShares 1-3 Year
Treasury Bond
ETF
iShares 3-7 Year
Treasury Bond
ETF
iShares 7-10 Year
Treasury Bond
ETF
INVESTMENT INCOME – – – –
Dividends — affiliated ............................................. $ 7,463,775 $ 2,096,324 $ 1,235,685 $ 2,760,940
Interest — unaffiliated ............................................. 1,017,088,953 477,968,767 290,818,687 703,831,927
Securities lending income — affiliated — net ............................. 1,543,405 11,479 48,646 173,600
Total investment income .............................................
1,026,096,133 480,076,570 292,103,018 706,766,467
EXPENSES
Investment advisory .............................................. 21,271,117 17,933,686 11,989,447 26,264,759
Commitment costs ............................................... 19,678 — — —
Interest expense ................................................ — 320 — —
Total expenses ...................................................
21,290,795 17,934,006 11,989,447 26,264,759
Net investment income ..............................................
1,004,805,338 462,142,564 280,113,571 680,501,708
REALIZED AND UNREALIZED GAIN (LOSS) $ 1,490,761 $ 103,910,880 $ 246,178,082 $ 238,846,696
Net realized gain (loss) from:
Investments — unaffiliated ....................................... $ 133,595 $ 15,252,213 $ (103,988,571) $ (222,946,770)
In-kind redemptions — unaffiliated
(a)
................................. 157,601 25,387,658 31,906,473 46,051,563
291,196 40,639,871 (72,082,098) (176,895,207)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ....................................... 1,199,564 63,271,009 318,260,180 415,741,904
Net realized and unrealized gain .......................................
1,490,760 103,910,880 246,178,082 238,846,697
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............
$ 1,006,296,098 $ 566,053,444 $ 526,291,653 $ 919,348,405
(a)
See Note 2 of the Notes to Financial Statements.
See notes to financial statements.

Statements of Operations
(unaudited) (continued)
Six Months Ended August 31, 2025
2025
iShares Semi-Annual Financial Statements and Additional Information
18
iShares 10-20
Year Treasury
Bond ETF
iShares 20+ Year
Treasury Bond
ETF
iShares 25+ Year
Treasury STRIPS
Bond ETF
iShares Short
Treasury Bond
ETF
INVESTMENT INCOME – – – –
Dividends — affiliated ............................................. $ 1,046,724 $ 8,780,435 $ 4,345 $ 2,954,995
Interest — unaffiliated ............................................. 241,773,144 1,113,690,247 6,839,351 443,072,001
Securities lending income — affiliated — net ............................. 50,984 2,628 95 3,069,154
Total investment income .............................................
242,870,852 1,122,473,310 6,843,791 449,096,150
EXPENSES
Investment advisory .............................................. 8,060,492 36,900,473 204,629 15,710,983
Commitment costs ............................................... — — — 19,678
Interest expense ................................................ — — — 1,831
Total e xpenses ...................................................
8,060,492 36,900,473 204,629 15,732,492
Less: – – – –
Investment advisory fees waived ..................................... — — (68,296) (61,113)
Total ex penses after fees waived .......................................
8,060,492 36,900,473 136,333 15,671,379
Net investment income ..............................................
234,810,360 1,085,572,837 6,707,458 433,424,771
REALIZED AND UNREALIZED GAIN (LOSS) $ (345,099,232) $ (3,112,365,209) $ (40,976,924) $ 2,114,109
Net realized gain (loss) from:
Investments — unaffiliated ....................................... $ (93,068,550) $ (1,590,001,640) $ (14,063,522) $ (559,916)
In-kind redemptions — unaffiliated
(a)
................................. 13,597,468 (51,889,368) (1,296,549) 908,583
(79,471,082) (1,641,891,008) (15,360,071) 348,667
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ....................................... (265,628,151) (1,470,474,201) (25,616,854) 1,765,442
Net realized and unrealized gain (loss) ...................................
(345,099,233) (3,112,365,209) (40,976,925) 2,114,109
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ....
$ (110,288,873) $ (2,026,792,372) $ (34,269,467) $ 435,538,880
(a)
See Note 2 of the Notes to Financial Statements.
See notes to financial statements.

Statements of Changes in Net Assets
19
Statements of Changes in Net Assets
See notes to financial statements.
iShares 0-3 Month Treasury Bond ETF iShares 1-3 Year Treasury Bond ETF
Six Months Ended
08/31/25
(unaudited)
Year Ended
02/28/25
Six Months Ended
08/31/25
(unaudited)
Year Ended
02/28/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 1,004,805,338 $ 1,234,178,855 $ 462,142,564 $ 932,513,294
Net realized gain (loss) ............................................ 291,196 486,067 40,639,871 (59,342,141)
Net change in unrealized appreciation (depreciation) ........................ 1,199,564 9,912,581 63,271,009 329,197,969
Net increase in net assets resulting from operations ...........................
1,006,296,098 1,244,577,503 566,053,444 1,202,369,122
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(917,107,127)
(b)
(1,198,516,789) (456,392,906)
(b)
(936,671,294)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase (decrease) in net assets derived from capital share transactions .........
19,718,695,141 16,942,913,895 1,382,856,187 (2,758,472,619)
NET ASSETS
Total increase (decrease) in net assets ................................... 19,807,884,112 16,988,974,609 1,492,516,725 (2,492,774,791)
Beginning of period ................................................
35,510,032,361 18,521,057,752 23,064,525,411 25,557,300,202
End of period ....................................................
$ 55,317,916,473 $ 35,510,032,361 $ 24,557,042,136 $ 23,064,525,411
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Statements of Changes in Net Assets
(continued)
2025
iShares Semi-Annual Financial Statements and Additional Information
20
See notes to financial statements.
iShares 3-7 Year Treasury Bond ETF iShares 7-10 Year Treasury Bond ETF
Six Months Ended
08/31/25
(unaudited)
Year Ended
02/28/25
Six Months Ended
08/31/25
(unaudited)
Year Ended
02/28/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 280,113,571 $ 463,757,081 $ 680,501,708 $ 1,132,076,502
Net realized loss ................................................ (72,082,098) (122,056,262) (176,895,207) (1,080,530,751)
Net change in unrealized appreciation (depreciation) ........................ 318,260,180 414,432,669 415,741,904 1,331,868,084
Net increase in net assets resulting from operations ...........................
526,291,653 756,133,488 919,348,405 1,383,413,835
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(272,340,628)
(b)
(454,384,261) (659,507,575)
(b)
(1,109,556,065)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase in net assets derived from capital share transactions .................
646,885,641 2,244,041,798 2,317,787,079 5,042,234,582
NET ASSETS
Total increase in net assets ........................................... 900,836,666 2,545,791,025 2,577,627,909 5,316,092,352
Beginning of period ................................................
15,920,674,051 13,374,883,026 33,181,047,442 27,864,955,090
End of period ....................................................
$ 16,821,510,717 $ 15,920,674,051 $ 35,758,675,351 $ 33,181,047,442
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Statements of Changes in Net Assets
(continued)
21
Statements of Changes in Net Assets
See notes to financial statements.
iShares 10-20 Year Treasury Bond ETF iShares 20+ Year Treasury Bond ETF
Six Months Ended
08/31/25
(unaudited)
Year Ended
02/28/25
Six Months Ended
08/31/25
(unaudited)
Year Ended
02/28/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 234,810,360 $ 311,678,072 $ 1,085,572,837 $ 2,206,602,274
Net realized loss ................................................ (79,471,082) (186,090,235) (1,641,891,008) (2,707,782,392)
Net change in unrealized appreciation (depreciation) ........................ (265,628,151) 278,164,623 (1,470,474,201) 1,836,800,255
Net increase (decrease) in net assets resulting from operations ...................
(110,288,873) 403,752,460 (2,026,792,372) 1,335,620,137
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(216,358,977)
(b)
(313,270,178) (1,071,439,327)
(b)
(2,198,529,768)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase (decrease) in net assets derived from capital share transactions .........
1,773,990,834 1,968,942,173 (2,339,275,877) 3,933,894,025
NET ASSETS
Total increase (decrease) in net assets ................................... 1,447,342,984 2,059,424,455 (5,437,507,576) 3,070,984,394
Beginning of period ................................................
9,809,701,057 7,750,276,602 52,834,176,884 49,763,192,490
End of period ....................................................
$ 11,257,044,041 $ 9,809,701,057 $ 47,396,669,308 $ 52,834,176,884
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Statements of Changes in Net Assets
(continued)
2025
iShares Semi-Annual Financial Statements and Additional Information
22
See notes to financial statements.
iShares 25+ Year Treasury STRIPS Bond ETF iShares Short Treasury Bond ETF
Six Months Ended
08/31/25
(unaudited)
Year Ended
02/28/25
Six Months Ended
08/31/25
(unaudited)
Year Ended
02/28/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 6,707,458 $ 12,441,271 $ 433,424,771 $ 914,462,247
Net realized gain (loss) ............................................ (15,360,071) (14,898,405) 348,667 3,790,034
Net change in unrealized appreciation (depreciation) ........................ (25,616,854) 289,620 1,765,442 10,360,546
Net increase (decrease) in net assets resulting from operations ...................
(34,269,467) (2,167,514) 435,538,880 928,612,827
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(6,594,703)
(b)
(12,086,942) (422,619,787)
(b)
(924,656,331)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase in net assets derived from capital share transactions .................
18,728,266 76,259,330 1,180,409,277 1,452,108,526
NET ASSETS
Total increase (decrease) in net assets ................................... (22,135,904) 62,004,874 1,193,328,370 1,456,065,022
Beginning of period ................................................
303,672,935 241,668,061 19,438,578,821 17,982,513,799
End of period ....................................................
$ 281,537,031 $ 303,672,935 $ 20,631,907,191 $ 19,438,578,821
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Financial Highlights
(For a share outstanding throughout each period)
23
Financial Highlights
iShares 0-3 Month Treasury Bond ETF
Six Months
Ended
08/31/25
(unaudited)
Year Ended
02/28/25
Year Ended
02/29/24
Year Ended
02/28/23
Year Ended
02/28/22
Period from
05/26/20
(a)
to 02/28/21
Net asset value, beginning of period ................
$ 100.65  $ 100.66  $ 100.41  $ 100.02  $ 100.01  $ 100.01
Net investment income
(b)
........................
2 .16  4 .92  5 .26  2 .81  0 .04  0 .05
Net realized and unrealized gain (loss)
(c)
..............
(0.02) 0.09  (0.06) (0.57) 0.00  0.00
(d)
Net increase from investment operations ............... 2.14  5.01  5.20  2.24  0.04  0.05
Distributions from net investment income
(e)
........... (2.06)
(f)
(5.02) (4.95) (1.85) (0.03) (0.05)
Net asset value, end of period ..................... $ 100.73  $ 100.65  $ 100.66  $ 100.41  $ 100.02  $ 100.01
Total Return
(g)
Based on net asset value ......................... 2.15%
(h)
5.11% 5.32% 2.25% 0.04% 0.05%
(h)
Ratios to Average Net Assets
(i)
Total expen ses ................................
0.09%
(j)
0.10% 0.12% 0.12% 0.12% 0.12%
(j)
Total expenses after fees waived ....................
0.09%
(j)
0.08% 0.06% 0.04% 0.03% 0.03%
(j)
Net investment income ...........................
4.25%
(j)
4.90% 5.24% 2.81% 0.04% 0.07%
(j)
Supplemental Data
Net assets, end of period (000) ..................... $ 55,317,916  $ 35,510,032  $ 18,521,058  $ 8,122,928  $ 1,865,428  $ 735,108
Portfolio turnover rate
(k)
........................... 0% 0% 0%
(l)
0% 0% 326%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Rounds to less than $0.01.
(e)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(g)
Where applicable, assumes the reinvestment of distributions.
(h)
Not annualized.
(i)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(j)
Annualized.
(k)
Portfolio turnover rate excludes in-kind transactions, if any.
(l)
Portfolio turnover rate presented in the previously issued financial statements for the year-ended 02/29/24 of 584% has been revised to remove the impact from short-term securities included in error, which the fund determined was immaterial to the previously issued financial statements.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
iShares Semi-Annual Financial Statements and Additional Information
24
iShares 1-3 Year Treasury Bond ETF
Six Months
Ended
08/31/25
(unaudited)
Year Ended
02/28/25
Year Ended
02/29/24
Year Ended
02/28/23
Year Ended
02/28/22
Year Ended
02/28/21
Net asset value, beginning of period ................
$ 82.58  $ 81.70  $ 80.97  $ 84.55  $ 86.30  $ 85.70
Net investment income
(a)
........................
1 .61  3 .23  2 .60  1 .38  0 .20  0 .62
Net realized and unrealized gain (loss)
(b)
..............
0.37  0.89  0.67  (3.77) (1.73) 0.69
Net increase (decrease) from investment operations ....... 1.98  4.12  3.27  (2.39) (1.53) 1.31
Distributions
(c)
– – – – – –
From net investment income .....................
( 1 .60 )
(d)
( 3 .24 ) ( 2 .54 ) ( 1 .19 ) ( 0 .19 ) ( 0 .71 )
From net realized gain ..........................
—  —  —  —  ( 0 .03 ) —
Total distributions .............................. (1.60) (3.24) (2.54) (1.19) (0.22) (0.71)
Net asset value, end of period ..................... $ 82.96  $ 82.58  $ 81.70  $ 80.97  $ 84.55  $ 86.30
Total Return
(e)
Based on net asset value ......................... 2.41%
(f)
5.15% 4.11% (2.84)% (1.77)% 1.52%
Ratios to Average Net Assets
(g)
Total expen ses ................................
0.15%
(h)
0.15% 0.15% 0.15% 0.15% 0.15%
Net investment income ...........................
3.87%
(h)
3.94% 3.20% 1.69% 0.24% 0.71%
Supplemental Data
Net assets, end of period (000) ..................... $ 24,557,042  $ 23,064,525  $ 25,557,300  $ 26,339,554  $ 21,433,224  $ 19,572,396
Portfolio turnover rate
(i)
........................... 30% 55% 55% 73% 148% 79%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
25
Financial Highlights
iShares 3-7 Year Treasury Bond ETF
Six Months
Ended
08/31/25
(unaudited)
Year Ended
02/28/25
Year Ended
02/29/24
Year Ended
02/28/23
Year Ended
02/28/22
Year Ended
02/28/21
Net asset value, beginning of period ................
$ 117.76  $ 115.50  $ 114.47  $ 126.06  $ 131.00  $ 130.24
Net investment income
(a)
........................
2 .09  3 .77  2 .98  1 .84  0 .94  1 .29
Net realized and unrealized gain (loss)
(b)
..............
1.83  2.21  0.92  (11.75) (4.94) 0.85
Net increase (decrease) from investment operations ....... 3.92  5.98  3.90  (9.91) (4.00) 2.14
Distributions from net investment income
(c)
........... (2.04)
(d)
(3.72) (2.87) (1.68) (0.94) (1.38)
Net asset value, end of period ..................... $ 119.64  $ 117.76  $ 115.50  $ 114.47  $ 126.06  $ 131.00
Total Return
(e)
Based on net asset value ......................... 3.35%
(f)
5.27%
(g)
3.44% (7.90)% (3.07)% 1.63%
Ratios to Average Net Assets
(h)
Total expen ses ................................
0.15%
(i)
0.15% 0.15% 0.15% 0.15% 0.15%
Net investment income ...........................
3.50%
(i)
3.24% 2.58% 1.57% 0.72% 0.97%
Supplemental Data
Net assets, end of period (000) ..................... $ 16,821,511  $ 15,920,674  $ 13,374,883  $ 12,007,764  $ 10,475,559  $ 11,227,126
Portfolio turnover rate
(j)
........................... 17% 35% 45% 36% 62% 49%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
iShares Semi-Annual Financial Statements and Additional Information
26
iShares 7-10 Year Treasury Bond ETF
Six Months
Ended
08/31/25
(unaudited)
Year Ended
02/28/25
Year Ended
02/29/24
Year Ended
02/28/23
Year Ended
02/28/22
Year Ended
02/28/21
Net asset value, beginning of period ................
$ 95.32  $ 94.14  $ 95.72  $ 111.99  $ 115.71  $ 117.31
Net investment income
(a)
........................
1 .86  3 .46  2 .92  2 .15  1 .08  1 .15
Net realized and unrealized gain (loss)
(b)
..............
0.76  1.13  (1.67) (16.44) (3.81) (1.53)
Net increase (decrease) from investment operations ....... 2.62  4.59  1.25  (14.29) (2.73) (0.38)
Distributions from net investment income
(c)
........... (1.81)
(d)
(3.41) (2.83) (1.98) (0.99) (1.22)
Net asset value, end of period ..................... $ 96.13  $ 95.32  $ 94.14  $ 95.72  $ 111.99  $ 115.71
Total Return
(e)
Based on net asset value ......................... 2.76%
(f)
4.98% 1.32% (12.83)% (2.38)% (0.37)%
Ratios to Average Net Assets
(g)
Total expen ses ................................
0.15%
(h)
0.15% 0.15% 0.15% 0.15% 0.15%
Net investment income ...........................
3.89%
(h)
3.67% 3.06% 2.15% 0.94% 0.95%
Supplemental Data
Net assets, end of period (000) ..................... $ 35,758,675  $ 33,181,047  $ 27,864,955  $ 22,981,770  $ 17,413,750  $ 14,209,563
Portfolio turnover rate
(i)
........................... 27% 64% 48% 53% 114% 76%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
27
Financial Highlights
iShares 10-20 Year Treasury Bond ETF
Six Months
Ended
08/31/25
(unaudited)
Year Ended
02/28/25
Year Ended
02/29/24
Year Ended
02/28/23
Year Ended
02/28/22
Year Ended
02/28/21
Net asset value, beginning of period ...............
$ 104.47  $ 103.89  $ 109.21  $ 141.79  $ 146.54  $ 158.70
Net investment income
(a)
.......................
2 .22  4 .25  4 .17  3 .70  2 .41  2 .04
Net realized and unrealized gain (loss)
(b)
.............
(3.76) 0.59  (5.32) (33.13) (4.91) (10.08)
Net increase (decrease) from investment operations ...... (1.54) 4.84  (1.15) (29.43) (2.50) (8.04)
Distributions
(c)
– – – – – –
From net investment income ....................
( 2 .06 )
(d)
( 4 .26 ) ( 4 .17 ) ( 3 .15 ) ( 2 .25 ) ( 2 .80 )
From net realized gain .........................
—  —  —  —  —  ( 1 .32 )
Total distributions ............................. (2.06) (4.26) (4.17) (3.15) (2.25) (4.12)
Net asset value, end of period .................... $ 100.87  $ 104.47  $ 103.89  $ 109.21  $ 141.79  $ 146.54
Total Return
(e)
Based on net asset value ........................ (1.50)%
(f)
4.78% (1.05)% (20.90)% (1.74)% (5.38)%
Ratios to Average Net Assets
(g)
Total expen ses ...............................
0.15%
(h)
0.15% 0.15% 0.15% 0.15% 0.15%
Net investment income ..........................
4.37%
(h)
4.10% 3.93% 3.23% 1.65% 1.25%
Supplemental Data
Net assets, end of period (000) .................... $ 11,257,044  $ 9,809,701  $ 7,750,277  $ 8,277,924  $ 2,325,430  $ 1,186,936
Portfolio turnover rate
(i)
.......................... 7% 28% 26% 56% 114% 214%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
iShares Semi-Annual Financial Statements and Additional Information
28
iShares 20+ Year Treasury Bond ETF
Six Months
Ended
08/31/25
(unaudited)
Year Ended
02/28/25
Year Ended
02/29/24
Year Ended
02/28/23
Year Ended
02/28/22
Year Ended
02/28/21
Net asset value, beginning of period ...............
$ 92.43  $ 94.07  $ 101.52  $ 139.87  $ 143.12  $ 155.13
Net investment income
(a)
.......................
1 .95  3 .78  3 .54  2 .98  2 .25  2 .24
Net realized and unrealized loss
(b)
.................
(5.89) (1.66) (7.61) (38.60) (3.26) (11.95)
Net increase (decrease) from investment operations ...... (3.94) 2.12  (4.07) (35.62) (1.01) (9.71)
Distributions from net investment income
(c)
.......... (1.92)
(d)
(3.76) (3.38) (2.73) (2.24) (2.30)
Net asset value, end of period .................... $ 86.57  $ 92.43  $ 94.07  $ 101.52  $ 139.87  $ 143.12
Total Return
(e)
Based on net asset value ........................ (4.32)%
(f)
2.33% (4.06)% (25.64)% (0.72)% (6.43)%
Ratios to Average Net Assets
(g)
Total expen ses ...............................
0.15%
(h)
0.15% 0.15% 0.15% 0.15% 0.15%
Net investment income ..........................
4.41%
(h)
4.08% 3.68% 2.72% 1.56% 1.39%
Supplemental Data
Net assets, end of period (000) .................... $ 47,396,669  $ 52,834,177  $ 49,763,192  $ 30,364,941  $ 16,113,367  $ 14,783,961
Portfolio turnover rate
(i)
.......................... 11% 19% 23% 22% 43% 65%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
29
Financial Highlights
iShares 25+ Year Treasury STRIPS Bond ETF
Six Months
Ended
08/31/25
(unaudited)
Year Ended
02/28/25
Year Ended
02/29/24
Year Ended
02/28/23
Year Ended
02/28/22
Period from
09/22/20
(a)
to 02/28/21
Net asset value, beginning of period ..............
$ 10.64  $ 11.29  $ 13.08  $ 20.52  $ 20.61  $ 25.06
Net investment income
(b)
......................
0 .24  0 .47  0 .47  0 .47  0 .45  0 .17
Net realized and unrealized loss
(c)
................
(1.52) (0.66) (1.79) (7.44) (0.14) (4.50)
Net increase (decrease) from investment operations ..... (1.28) (0.19) (1.32) (6.97) 0.31  (4.33)
Distributions from net investment income
(d)
......... (0.23)
(e)
(0.46) (0.47) (0.47) (0.40) (0.12)
Net asset value, end of period ................... $ 9.13  $ 10.64  $ 11.29  $ 13.08  $ 20.52  $ 20.61
Total Return
(f)
Based on net asset value ....................... (12.15)%
(g)
(1.70)% (10.27)% (34.23)% 1.44% (17.33)%
(g)
Ratios to Average Net Assets
(h)
Total expen ses ..............................
0.15%
(i)
0.15% 0.15% 0.15% 0.15% 0.15%
(i)
Total expenses after fees waived ..................
0.10%
(i)
0.10% 0.08% 0.04% 0.04% 0.07%
(i)
Net investment income .........................
4.92%
(i)
4.33% 3.97% 3.17% 2.10% 1.71%
(i)
Supplemental Data
Net assets, end of period (000) ................... $ 281,537  $ 303,673  $ 241,668  $ 281,979  $ 324,196  $ 28,853
Portfolio turnover rate
(j)
......................... 11% 22% 22% 50% 40% 36%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
iShares Semi-Annual Financial Statements and Additional Information
30
iShares Short Treasury Bond ETF
Six Months
Ended
08/31/25
(unaudited)
Year Ended
02/28/25
Year Ended
02/29/24
Year Ended
02/28/23
Year Ended
02/28/22
Year Ended
02/28/21
Net asset value, beginning of period .................
$ 110.45  $ 110.48  $ 110.22  $ 110.29  $ 110.52  $ 110.68
Net investment income (loss)
(a)
.....................
2 .31  5 .36  5 .40  2 .32  ( 0 .07 ) 0 .40
Net realized and unrealized gain (loss)
(b)
...............
0.01  0.07  0.18  (0.50) (0.16) 0.10
Net increase (decrease) from investment operations ........ 2.32  5.43  5.58  1.82  (0.23) 0.50
Distributions
(c)
– – – – – –
From net investment income ......................
( 2 .27 )
(d)
( 5 .46 ) ( 5 .32 ) ( 1 .89 ) —  ( 0 .50 )
From net realized gain ...........................
—  —  —  —  —  ( 0 .16 )
Total distributions ............................... (2.27) (5.46) (5.32) (1.89) —  (0.66)
Net asset value, end of period ...................... $ 110.50  $ 110.45  $ 110.48  $ 110.22  $ 110.29  $ 110.52
Total Return
(e)
Based on net asset value .......................... 2.11%
(f)
5.05% 5.19% 1.66% (0.19)% 0.45%
Ratios to Average Net Assets
(g)
Total expen ses .................................
0.15%
(h)
0.15% 0.15% 0.15% 0.15% 0.15%
Total expenses after fees waived .....................
0.15%
(h)
0.15% 0.15% 0.14% 0.15% 0.15%
Net investment income (loss) ........................
4.14%
(h)
4.86% 4.90% 2.10% (0.06)% 0.36%
Supplemental Data
Net assets, end of period (000) ...................... $ 20,631,907  $ 19,438,579  $ 17,982,514  $ 23,742,659  $ 15,779,285  $ 16,193,171
Portfolio turnover rate
(i)
............................ 51% 139% 62% 107% 86% 115%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
31
Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value.  Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds' Chief Operating Decision Maker ("CODM") and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the
Funds' financial statements.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the
iShares ETF
Diversification
Classification
0-3 Month Treasury Bond ............................................................................................... Diversified
1-3 Year Treasury Bond ................................................................................................ Diversified
3-7 Year Treasury Bond ................................................................................................ Diversified
7-10 Year Treasury Bond ................................................................................................ Diversified
10-20 Year Treasury Bond ............................................................................................... Diversified
20+ Year Treasury Bond ................................................................................................ Diversified
25+ Year Treasury STRIPS Bond .......................................................................................... Diversified
Short Treasury Bond .................................................................................................. Diversified

Notes to Financial Statements
(unaudited) (continued)
2025
iShares Semi-Annual Financial Statements and Additional Information
32
value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Stripped Bonds: A stripped bond is a bond that has had its coupon payments and principal repayment stripped into two separate components then selling the separate parts as a zero-coupon bond and an interest paying coupon bond. Once stripped, each component trades as a separate security. Stripped bonds have a greater sensitivity to changes in interest rates than similar maturity debt obligations which provide for regular interest payments.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Securities Lending:  Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy

Notes to Financial Statements
(unaudited) (continued)
33
Notes to Financial Statements
or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
For the iShares 25+ Year Treasury STRIPS Bond ETF, BFA has contractually agreed to waive a portion of its management fee so that the Fund’s total annual fund operating expenses after the fee waiver will not exceed 0.10% through February 28, 2029.
For the iShares Short Treasury Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through June 30, 2026 in an amount equal to the acquired fund fees and expenses, if any, attributable to investments by the Fund in other registered investment companies advised by BFA or its affiliates.
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
0-3 Month Treasury Bond
Barclays Capital, Inc. ................................... $ 58,060,909 $ (58,060,909) $ – $ –
Citigroup Global Markets, Inc. .............................. 50,000,000 (50,000,000) – –
J.P. Morgan Securities LLC ............................... 50,994,163 (50,994,163) – –
State Street Bank & Trust Co. .............................. 538,494,754 (538,494,754) – –
The Bank of Nova Scotia ................................. 235,172,563 (235,172,563) – –
$ 932,722,389 $ (932,722,389) $ – $ –
Short Treasury Bond
Barclays Capital, Inc. ................................... $ 91,943,540 $ (91,943,540) $ – $ –
BMO Capital Markets Corp. ............................... 159,803,818 (159,803,818) – –
Citigroup Global Markets, Inc. .............................. 173,798,575 (173,798,575) – –
Credit Agricole Corporate & Investment Bank SA ................. 496,308 (496,308) – –
Deutsche Bank Securities, Inc. ............................. 989,838 (989,838) – –
J.P. Morgan Securities LLC ............................... 150,718,438 (150,718,438) – –
Morgan Stanley ....................................... 24,800,800 (24,800,800) – –
Nomura Securities International, Inc. ......................... 49,530,900 (49,530,900) – –
State Street Bank & Trust Co. .............................. 1,238,497,890 (1,238,497,890) – –
The Bank of Nova Scotia ................................. 302,717,194 (302,717,194) – –
$ 2,193,297,301 $ (2,193,297,301) $ – $ –
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.
iShares ETF Investment Advisory Fees
0-3 Month Treasury Bond ............................................................................................ 0.09%
1-3 Year Treasury Bond ............................................................................................. 0.15
3-7 Year Treasury Bond ............................................................................................. 0.15
7-10 Year Treasury Bond ............................................................................................. 0.15
10-20 Year Treasury Bond ............................................................................................ 0.15
20+ Year Treasury Bond ............................................................................................. 0.15
25+ Year Treasury STRIPS Bond ....................................................................................... 0.15
Short Treasury Bond ............................................................................................... 0.15

Notes to Financial Statements
(unaudited) (continued)
2025
iShares Semi-Annual Financial Statements and Additional Information
34
These amounts are included in investment advisory fees waived in the Statements of Operations. For the six months ended August 31, 2025, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended
August 31, 2025, the Funds paid BTC the following amounts for securities lending agent services:
Trustees and Officers: Certain trustees  and/or officers of the  Trust  are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
iShares ETF Amounts Waived
25+ Year Treasury STRIPS Bond .......................................................................................... $ 68,296
Short Treasury Bond .................................................................................................. 61,113
iShares ETF Amounts
0-3 Month Treasury Bond ................................................................................................... $ 458,483
1-3 Year Treasury Bond .................................................................................................... 4,261
3-7 Year Treasury Bond .................................................................................................... 15,888
7-10 Year Treasury Bond .................................................................................................... 66,534
10-20 Year Treasury Bond ................................................................................................... 15,459
20+ Year Treasury Bond .................................................................................................... 1,133
25+ Year Treasury STRIPS Bond .............................................................................................. 40
Short Treasury Bond ...................................................................................................... 808,677

Notes to Financial Statements
(unaudited) (continued)
35
Notes to Financial Statements
6. Purchases and Sales
For the six months ended August 31, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the six months ended August 31, 2025, in-kind transactions were as follows:
7. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of February 28, 2025, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
As of August 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
U.S. Government Securities
iShares ETF Purchases Sales
1-3 Year Treasury Bond ................................................................................. $ 6,958,980,045 $ 7,022,948,154
3-7 Year Treasury Bond ................................................................................. 2,723,177,167 2,749,383,608
7-10 Year Treasury Bond ................................................................................. 9,153,864,846 9,184,651,574
10-20 Year Treasury Bond ................................................................................ 760,912,090 778,677,072
20+ Year Treasury Bond ................................................................................. 5,181,922,853 5,298,860,049
25+ Year Treasury STRIPS Bond ........................................................................... 31,706,803 38,482,742
Short Treasury Bond ................................................................................... 2,494,915,998 1,404,008,702
iShares ETF
In-kind
Purchases
In-kind
Sales
1-3 Year Treasury Bond ................................................................................. $ 5,154,069,488 $ 3,856,689,667
3-7 Year Treasury Bond ................................................................................. 3,760,353,888 3,120,220,536
7-10 Year Treasury Bond ................................................................................. 11,759,598,749 9,456,220,346
10-20 Year Treasury Bond ................................................................................ 3,083,583,727 1,336,104,583
20+ Year Treasury Bond ................................................................................. 29,703,491,974 32,030,346,055
25+ Year Treasury STRIPS Bond ........................................................................... 75,246,296 56,528,628
Short Treasury Bond ................................................................................... — 1,136,904,009
iShares ETF
Non-Expiring Capital
Loss Carryforwards
(a)
0-3 Month Treasury Bond ............................................................................................... $ (220,456)
1-3 Year Treasury Bond ................................................................................................ (1,088,292,480)
3-7 Year Treasury Bond ................................................................................................ (950,476,196)
7-10 Year Treasury Bond ................................................................................................ (4,489,143,682)
10-20 Year Treasury Bond ............................................................................................... (1,196,324,507)
20+ Year Treasury Bond ................................................................................................ (9,135,087,626)
25+ Year Treasury STRIPS Bond .......................................................................................... (94,904,973)
Short Treasury Bond .................................................................................................. (47,414,592)
(a)
Amounts available to offset future realized capital gains.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
0-3 Month Treasury Bond ............................................ $ 56,920,764,049 $ 9,185,666 $ – $ 9,185,666
1-3 Year Treasury Bond ............................................. 24,228,826,934 151,851,254 (603,678) 151,247,576
3-7 Year Treasury Bond ............................................. 16,565,444,692 167,420,330 (59,847,463) 107,572,867
7-10 Year Treasury Bond ............................................ 35,929,870,481 127,690,076 (113,537,257) 14,152,819
10-20 Year Treasury Bond ........................................... 11,763,270,359 2,026,065 (514,986,211) (512,960,146)
20+ Year Treasury Bond ............................................. 54,655,947,924 4,334 (7,232,844,983) (7,232,840,649)
25+ Year Treasury STRIPS Bond ....................................... 346,157,854 25 (65,817,624) (65,817,599)
Short Treasury Bond ............................................... 23,571,708,516 9,339,068 (65,930) 9,273,138

Notes to Financial Statements
(unaudited) (continued)
2025
iShares Semi-Annual Financial Statements and Additional Information
36
8. Line of Credit
The iShares 0-3 Month Treasury Bond ETF and iShares Short Treasury Bond ETF, along with certain other iShares funds (“Participating Funds”), are parties to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 15, 2025. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing
Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
During the six months ended August 31, 2025, the Funds did not borrow under the Syndicated Credit Agreement.
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Counterparty Credit Risk:  The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates.
Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds' performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

Notes to Financial Statements
(unaudited) (continued)
37
Notes to Financial Statements
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
Six Months Ended
08/31/25
Year Ended
02/28/25
iShares ETF Shares Amount Shares Amount
0-3 Month Treasury Bond
Shares sold 253,650,000 $ 25,483,495,549 229,900,000 $ 23,090,418,388
Shares redeemed
(57,300,000) (5,764,800,408) (61,100,000) (6,147,504,493)
196,350,000 $ 19,718,695,141 168,800,000 $ 16,942,913,895
1-3 Year Treasury Bond
Shares sold 64,100,000 $ 5,294,902,502 98,300,000 $ 8,061,735,946
Shares redeemed
(47,400,000) (3,912,046,315) (131,800,000) (10,820,208,565)
16,700,000 $ 1,382,856,187 (33,500,000) $ (2,758,472,619)
3-7 Year Treasury Bond
Shares sold 32,200,000 $ 3,803,336,479 44,800,000 $ 5,217,087,750
Shares redeemed
(26,800,000) (3,156,450,838) (25,400,000) (2,973,045,952)
5,400,000 $ 646,885,641 19,400,000 $ 2,244,041,798
7-10 Year Treasury Bond
Shares sold 125,400,000 $ 11,904,570,341 202,800,000 $ 19,301,541,100
Shares redeemed
(101,500,000) (9,586,783,262) (150,700,000) (14,259,306,518)
23,900,000 $ 2,317,787,079 52,100,000 $ 5,042,234,582
10-20 Year Treasury Bond
Shares sold 31,200,000 $ 3,128,798,605 47,700,000 $ 4,945,898,655
Shares redeemed
(13,500,000) (1,354,807,771) (28,400,000) (2,976,956,482)
17,700,000 $ 1,773,990,834 19,300,000 $ 1,968,942,173
20+ Year Treasury Bond
Shares sold 346,200,000 $ 30,246,913,424 774,700,000 $ 71,398,912,964
Shares redeemed
(370,300,000) (32,586,189,301) (732,100,000) (67,465,018,939)
(24,100,000) $ (2,339,275,877) 42,600,000 $ 3,933,894,025
25+ Year Treasury STRIPS Bond
Shares sold 8,050,000 $ 75,290,040 28,350,000 $ 312,389,396
Shares redeemed
(5,750,000) (56,561,774) (21,200,000) (236,130,066)
2,300,000 $ 18,728,266 7,150,000 $ 76,259,330
Short Treasury Bond
Shares sold 64,370,000 $ 7,096,411,713 71,790,000 $ 7,914,625,349
Shares redeemed
(53,640,000) (5,916,002,436) (58,570,000) (6,462,516,823)
10,730,000 $ 1,180,409,277 13,220,000 $ 1,452,108,526

Notes to Financial Statements
(unaudited) (continued)
2025
iShares Semi-Annual Financial Statements and Additional Information
38
11. Subsequent Events
Management’s evaluation of the impact of all subsequent events on the Funds' financial statements was completed through the date the financial statements were available to be issued and the following items were noted:
Effective October 15, 2025, the Syndicated Credit Agreement to which the Participating Funds are party was amended to extend the maturity date to October 14, 2026 and increased from $800 million to $900 million.

Additional Information
39
Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust's policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Board Review and Approval of Investment Advisory Contract
2025
iShares Semi-Annual Financial Statements and Additional Information
40
iShares 0-3 Month Treasury Bond ETF, iShares 10-20 Year Treasury Bond ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended
December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May
9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
(continued)
41
Board Review and Approval of Investment Advisory Contract
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The
Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The
Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the
Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
(continued)
2025
iShares Semi-Annual Financial Statements and Additional Information
42
Conclusion : Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares 1-3 Year Treasury Bond ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.
The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. The Board also considered the tradability, liquidity and developed capital markets ecosystem associated with the Fund in relation to comparison funds in the Fund’s Peer Group that do not have similar attributes. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund,
Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May

Board Review and Approval of Investment Advisory Contract
(continued)
43
Board Review and Approval of Investment Advisory Contract
9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The
Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The
Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the

Board Review and Approval of Investment Advisory Contract
(continued)
2025
iShares Semi-Annual Financial Statements and Additional Information
44
Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares 3-7 Year Treasury Bond ETF, iShares 7-10 Year Treasury Bond ETF, iShares 20+ Year Treasury Bond ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. The Board also considered the tradability, liquidity and developed capital markets ecosystem associated with the Fund in relation to comparison funds in the Fund’s Peer Group that do not have similar attributes. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund,
Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also

Board Review and Approval of Investment Advisory Contract
(continued)
45
Board Review and Approval of Investment Advisory Contract
considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May
9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The
Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided

Board Review and Approval of Investment Advisory Contract
(continued)
2025
iShares Semi-Annual Financial Statements and Additional Information
46
by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The
Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the
Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares 25+ Year Treasury Strips Bond ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended
December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design

Board Review and Approval of Investment Advisory Contract
(continued)
47
Board Review and Approval of Investment Advisory Contract
and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May
9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The
Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees

Board Review and Approval of Investment Advisory Contract
(continued)
2025
iShares Semi-Annual Financial Statements and Additional Information
48
or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The
Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the
Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares Short Treasury Bond ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended
December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Board Review and Approval of Investment Advisory Contract
(continued)
49
Board Review and Approval of Investment Advisory Contract
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May
9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The
Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

Board Review and Approval of Investment Advisory Contract
(continued)
2025
iShares Semi-Annual Financial Statements and Additional Information
50
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The
Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the
Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Glossary of Terms Used in these Financial Statements
51
Glossary of Terms Used in these Financial Statements
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
STRIPS Separate Trading of Registered Interest & Principal of Securities

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

AUGUST 31, 2025
2025 Semi-Annual
Financial Statements and
Additional Information (Unaudited)
iShares Trust
iShares Agency Bond ETF | AGZ | NYSE Arca
iShares BBB Rated Corporate Bond ETF | LQDB | NYSE Arca

Page
2

Schedule of Investments
(unaudited)
August 31,2025
iShares
®
Agency Bond ETF
Schedule of Investments
3
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Corporate Bonds
Financial Services — 1.4%
Private Export Funding Corp.
Series PP , 1.40% , 07/15/28 ............ USD 6,233 $ 5,804,886
Series RR , 4.30% , 12/15/28 ........... 2,960 2,988,283
8,793,169
Total Corporate Bonds — 1 .4%
(Cost: $ 9,228,955 ) ............................... 8,793,169
Foreign Government Obligations
Israel — 0.4%
State of Israel , 5.50% , 09/18/33 ........... 2,368 2,553,745
Total Foreign Government Obligations — 0 .4%
(Cost: $ 2,535,906 ) ............................... 2,553,745
U.S. Government Sponsored Agency Securities
Agency Obligations — 89.4%
Federal Farm Credit Bank Bonds
1.00% , 10/07/26 - 08/03/27 ............ 5,500 5,282,258
1.10% , 03/03/27 ................... 6,000 5,749,595
1.15% , 08/12/30 ................... 10,100 8,792,981
1.32% , 09/09/30 ................... 3,365 2,956,119
1.38% , 01/14/31 ................... 3,000 2,609,243
1.55% , 07/26/30 ................... 1,000 892,746
1.69% , 08/20/35 ................... 1,000 758,297
1.88% , 06/16/31 ................... 1,000 881,462
2.08% , 01/23/30 ................... 1,700 1,584,169
2.47% , 07/18/35 ................... 1,000 837,395
3.11% , 08/05/48 ................... 1,000 682,560
3.19% , 01/16/29 ................... 500 491,656
3.30% , 03/23/32 ................... 1,000 942,513
3.33% , 07/12/32 ................... 1,000 952,732
3.38% , 09/15/27 ................... 1,500 1,490,392
3.50% , 10/02/26 ................... 200 199,223
3.80% , 04/05/32 ................... 2,000 1,926,384
3.88% , 09/03/26 ................... 1,000 999,395
4.00% , 08/06/27 - 04/01/30 ............ 5,300 5,350,083
4.25% , 03/20/28 - 02/28/29 ............ 6,800 6,917,887
4.38% , 04/10/29 ................... 5,000 5,108,490
4.50% , 08/14/26 - 09/22/28 ............ 14,665 14,807,016
4.58% , 04/02/29 ................... 4,000 3,996,470
4.63% , 03/05/26 ................... 3,935 3,944,854
4.75% , 03/09/26
(a)
.................. 250 250,855
4.75% , 05/28/26 - 04/30/29 ............ 6,647 6,738,326
4.88% , 04/20/26 - 10/27/32 ............ 5,750 5,831,713
5.00% , 07/30/26 ................... 255 257,328
Federal Home Loan Bank Bonds
0.83% , 02/10/27 ................... 1,500 1,434,031
0.85% , 02/26/26 - 02/17/27 ............ 3,500 3,414,422
0.88% , 06/12/26 ................... 500 488,055
0.90% , 02/26/27 ................... 20,575 19,679,811
0.92% , 02/26/27 ................... 1,000 956,728
0.96% , 03/05/26 ................... 8,000 7,873,079
1.00% , 03/23/26 - 02/26/27 ............ 13,178 12,808,386
1.02% , 02/24/27 ................... 1,500 1,436,423
1.10% , 08/20/26 ................... 12,500 12,166,167
1.12% , 02/26/27 ................... 3,000 2,876,470
1.25% , 12/21/26 ................... 205 198,477
1.88% , 09/11/26 ................... 2,725 2,669,263
2.01% , 02/17/27 ................... 4,500 4,368,022
2.13% , 12/11/26 - 12/14/29 ............ 4,000 3,771,421
2.50% , 06/12/26 ................... 3,500 3,460,820
2.75% , 03/25/27 ................... 3,000 2,939,325
Security
Par (000)
Par (000) Value
Agency Obligations (continued)
3.00% , 09/11/26 - 03/12/27 ............ USD 6,070 $ 6,012,184
3.25% , 06/09/28 - 11/16/28 ............ 11,315 11,198,251
3.63% , 09/04/26 ................... 4,450 4,437,361
4.00% , 10/09/26 - 06/30/28 ............ 16,700 16,832,074
4.13% , 03/13/26 - 09/14/29 ............ 10,925 10,975,772
4.38% , 06/09/28 - 03/11/33 ............ 2,000 2,038,334
4.44% , 05/26/32 ................... 200 197,457
4.50% , 03/13/26 - 03/09/29 ............ 2,650 2,681,589
4.63% , 09/11/26 - 06/08/29 ............ 32,165 32,561,546
4.75% , 04/09/27
(a)
.................. 1,560 1,584,731
4.75% , 12/08/28 - 03/10/34 ............ 3,500 3,614,076
4.88% , 09/11/26 ................... 2,400 2,423,349
5.50% , 07/15/36 ................... 6,300 6,848,345
5.63% , 03/14/36 ................... 1,560 1,700,916
Federal Home Loan Mortgage Corp.
0.00% , 12/14/29 - 11/15/38
(b)
........... 16,550 12,918,871
0.00% , 11/15/38
(a) (b)
................. 3,250 1,722,894
0.80% , 10/27/26 ................... 1,000 963,213
4.50% , 03/18/27 ................... 3,000 2,996,478
6.25% , 07/15/32 ................... 12,807 14,546,447
6.75% , 09/15/29
(a)
.................. 3,100 3,454,607
6.75% , 03/15/31 ................... 15,010 17,207,656
Federal National Mortgage Association
0.00% , 01/15/30
(b)
.................. 910 770,022
0.75% , 10/08/27 ................... 17,530 16,502,605
0.88% , 12/18/26 - 08/05/30 ............ 34,342 31,545,577
1.63% , 08/24/35 ................... 5,000 3,758,872
1.88% , 09/24/26 ................... 36,300 35,542,037
5.63% , 07/15/37 ................... 3,300 3,613,491
6.21% , 08/06/38 ................... 2,500 2,887,574
6.25% , 05/15/29 ................... 17,450 19,006,671
6.63% , 11/15/30 ................... 19,852 22,507,720
7.13% , 01/15/30 ................... 9,019 10,250,585
7.25% , 05/15/30 ................... 10,686 12,305,908
Resolution Funding Corp. Interest STRIPS ,
0.00% , 01/15/30
(b) (c)
................. 2,100 1,767,594
Resolution Funding Corp. Principal STRIPS ,
0.00% , 01/15/30
(b) (c)
................. 3,500 2,954,505
Tennessee Valley Authority
1.50% , 09/15/31 ................... 2,050 1,772,297
2.88% , 02/01/27 ................... 2,385 2,353,818
3.50% , 12/15/42 ................... 165 134,044
3.88% , 03/15/28 ................... 3,200 3,217,933
4.25% , 09/15/52 - 09/15/65 ............ 7,879 6,404,591
4.38% , 08/01/34 ................... 2,500 2,500,009
4.63% , 09/15/60 ................... 3,500 3,015,310
4.65% , 06/15/35 ................... 500 506,989
4.70% , 07/15/33 ................... 2,662 2,739,023
4.88% , 01/15/48 ................... 2,483 2,335,555
5.25% , 09/15/39 - 02/01/55 ............ 7,005 7,298,624
5.38% , 04/01/56 ................... 2,600 2,564,477
5.50% , 06/15/38 ................... 282 301,558
5.88% , 04/01/36 ................... 7,171 7,944,286
6.15% , 01/15/38 ................... 2,000 2,273,117
7.13% , 05/01/30 ................... 11,247 12,837,415
Total U.S. Government Sponsored Agency Securities — 89 .4%
(Cost: $ 554,171,701 ) .............................. 550,301,400
Total Long-Term Investments — 91.2%
(Cost: $ 565,936,562 ) .............................. 561,648,314

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31,2025
iShares
®
Agency Bond ETF
4
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.7%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.26%
(d) (e) (f)
................. 4,105,011 $ 4,105,011
Total Money Market Funds — 0 .7%
(Cost: $ 4,105,011 ) ............................... 4,105,011
Security
Par (000)
Pa r (000) Value
U.S. Treasury Obligations — 7.6%
U.S. Treasury Bills ,   4.23% , 10/30/25
(c)
...... USD 47,500 $ 47,183,078
Total U.S. Treasury Obligations — 7 .6%
(Cost: $ 47,173,859 ) ............................... 47,183,078
Total Short-Term Securities — 8.3%
(Cost: $ 51,278,870 ) ............................... 51,288,089
Total Investments — 99 .5%
(Cost: $ 617,215,432 ) .............................. 612,936,403
Other Assets Less Liabilities — 0.5% .................... 3,044,786
Net Assets — 100.0% ...............................
$ 615,981,189
(a)
All or a portion of this security is on loan.
(b)
Zero-coupon bond.
(c)
Rates are discount rates or a range of discount rates as of period end.
(d)
Affiliate of the Fund.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(f)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
02/28/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/25
Shares
Held at
08/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 29,903,858 $ — $ (25,798,847)
(a)
$ — $ — $ 4,105,011 4,105,011 $ 62,329
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Corporate Bonds ......................................... $ — $ 8,793,169 $ — $ 8,793,169
Foreign Government Obligations .............................. — 2,553,745 — 2,553,745
U.S. Government Sponsored Agency Securities .................... — 550,301,400 — 550,301,400
Short-Term Securities
Money Market Funds ...................................... 4,105,011 — — 4,105,011
U.S. Treasury Obligations ................................... — 47,183,078 — 47,183,078
$ 4,105,011 $ 608,831,392 $ — $ 612,936,403

Schedule of Investments
(unaudited)
August 31, 2025
iShares
®
BBB Rated Corporate Bond ETF
Schedule of Investments
5
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Corporate Bonds
Aerospace & Defense — 3.5%
Boeing Co. (The)
2.75% , 02/01/26 ................... USD 25 $ 24,813
2.20% , 02/04/26 ................... 75 74,276
5.04% , 05/01/27 ................... 105 105,993
5.15% , 05/01/30 ................... 100 102,519
6.53% , 05/01/34 ................... 75 82,079
5.71% , 05/01/40 ................... 62 62,208
5.81% , 05/01/50 ................... 75 72,153
6.86% , 05/01/54 ................... 35 38,415
5.93% , 05/01/60 ................... 50 47,943
HEICO Corp., 5.35%, 08/01/33 .......... 15 15,434
Howmet Aerospace, Inc., 3.00%, 01/15/29 ... 45 43,302
L3Harris Technologies, Inc.
4.40% , 06/15/28 ................... 64 64,344
5.35% , 06/01/34 ................... 50 51,241
5.05% , 04/27/45
(a)
.................. 50 46,773
Leidos, Inc., 4.38%, 05/15/30 ........... 26 25,856
Northrop Grumman Corp.
3.25% , 01/15/28 ................... 100 98,190
4.90% , 06/01/34 ................... 25 25,039
5.25% , 07/15/35 ................... 25 25,514
4.03% , 10/15/47 ................... 88 69,701
5.25% , 05/01/50 ................... 25 23,346
RTX Corp.
4.13% , 11/16/28 ................... 115 115,099
2.25% , 07/01/30 ................... 10 9,142
5.15% , 02/27/33 ................... 30 30,814
6.10% , 03/15/34
(a)
.................. 50 54,252
4.50% , 06/01/42 ................... 70 61,720
4.15% , 05/15/45 ................... 35 28,668
4.63% , 11/16/48 ................... 35 30,053
2.82% , 09/01/51 ................... 55 33,508
6.40% , 03/15/54 ................... 30 32,448
Textron, Inc., 2.45%, 03/15/31 ........... 35 31,469
1,526,312
Air Freight & Logistics — 0.1%
GXO Logistics, Inc., 6.25%, 05/06/29 ....... 35 36,702
Automobile Components — 0.4%
Aptiv Swiss Holdings Ltd.
3.25% , 03/01/32
(a)
.................. 45 40,805
3.10% , 12/01/51 ................... 30 18,048
4.15% , 05/01/52 ................... 21 15,165
BorgWarner, Inc.
2.65% , 07/01/27 ................... 36 35,042
5.40% , 08/15/34 ................... 25 25,422
4.38% , 03/15/45
(a)
.................. 25 20,767
Lear Corp., 5.25%, 05/15/49
(a)
........... 12 10,527
165,776
Automobiles — 0.7%
Ford Motor Co.
7.45% , 07/16/31 ................... 100 110,126
4.75% , 01/15/43 ................... 40 30,930
General Motors Co.
6.13% , 10/01/25
(a)
.................. 15 15,022
6.60% , 04/01/36 ................... 65 68,804
6.25% , 10/02/43 ................... 35 34,504
6.75% , 04/01/46 ................... 30 31,075
290,461
Security
Par (000)
Par (000) Value
Banks — 3.9%
Banco Bilbao Vizcaya Argentaria SA, (1-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.70%), 6.14%, 09/14/28
(b)
..... USD 200 $ 206,980
Citigroup, Inc.
4.60% , 03/09/26 ................... 34 34,035
4.45% , 09/29/27 ................... 75 75,197
4.13% , 07/25/28
(a)
.................. 100 99,842
6.63% , 06/15/32 ................... 35 38,577
6.68% , 09/13/43 ................... 24 26,537
4.75% , 05/18/46 ................... 75 64,985
Citizens Financial Group, Inc.
3.25% , 04/30/30 ................... 25 23,624
(1-day SOFR + 1.91%), 5.72% , 07/23/32
(b)
. 25 26,051
2.64% , 09/30/32 ................... 25 21,146
Comerica, Inc., 4.00%, 02/01/29 .......... 30 29,579
Fifth Third Bancorp
(SOFR Index + 2.19%), 6.36% , 10/27/28
(b)
. 45 46,989
(SOFR Index + 2.13%), 4.77% , 07/28/30
(b)
. 40 40,502
(1-day SOFR + 1.84%), 5.63% , 01/29/32
(b)
. 60 62,814
(1-day SOFR + 1.66%), 4.34% , 04/25/33
(b)
. 35 33,852
8.25% , 03/01/38 ................... 10 12,239
HSBC Holdings plc, 6.50%, 05/02/36 ....... 145 157,259
Huntington Bancshares, Inc.
(b)
(1-day SOFR + 2.02%), 6.21% , 08/21/29 .. 35 36,868
(SOFR Index + 1.87%), 5.71% , 02/02/35 .. 30 31,009
KeyCorp
2.55% , 10/01/29 ................... 35 32,725
(SOFR Index + 2.06%), 4.79% , 06/01/33
(b)
. 53 52,351
Regions Financial Corp.
(b)
(1-day SOFR + 1.49%), 5.72% , 06/06/30 .. 50 52,041
(1-day SOFR + 2.06%), 5.50% , 09/06/35 .. 30 30,474
Santander Holdings USA, Inc.
(b)
(1-day SOFR + 2.33%), 5.81% , 09/09/26 .. 39 39,007
(1-day SOFR + 2.50%), 6.17% , 01/09/30 .. 85 89,189
(1-day SOFR + 2.14%), 6.34% , 05/31/35
(a)
. 25 26,565
Truist Financial Corp., 3.88%, 03/19/29 ..... 35 34,433
Wachovia Corp., 5.50%, 08/01/35 ......... 25 25,498
Wells Fargo & Co.
4.10% , 06/03/26 ................... 15 14,959
4.30% , 07/22/27 ................... 45 45,118
5.61% , 01/15/44 ................... 63 61,494
4.90% , 11/17/45 ................... 70 61,962
4.75% , 12/07/46 ................... 70 60,307
1,694,208
Beverages — 0.9%
Coca-Cola Consolidated, Inc., 5.45%, 06/01/34 20 20,751
Constellation Brands, Inc.
3.70% , 12/06/26 ................... 38 37,737
3.15% , 08/01/29 ................... 35 33,567
4.75% , 05/09/32
(a)
.................. 33 33,005
3.75% , 05/01/50 ................... 62 44,399
Keurig Dr Pepper, Inc.
4.60% , 05/25/28 ................... 45 45,196
Series 31* , 2.25% , 03/15/31 ........... 83 73,113
3.35% , 03/15/51 ................... 55 35,581
Molson Coors Beverage Co.
5.00% , 05/01/42 ................... 25 22,755
4.20% , 07/15/46 ................... 35 27,653
373,757
Biotechnology — 2.1%
Amgen, Inc.
2.60% , 08/19/26 ................... 25 24,617
2.20% , 02/21/27 ................... 135 131,349
1.65% , 08/15/28 ................... 15 14,007

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2025
iShares
®
BBB Rated Corporate Bond ETF
6
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Biotechnology (continued)
2.45% , 02/21/30 ................... USD 60 $ 55,496
2.30% , 02/25/31 ................... 105 94,303
5.25% , 03/02/33 ................... 90 92,399
2.80% , 08/15/41 ................... 80 57,686
4.40% , 05/01/45 ................... 60 50,767
4.66% , 06/15/51 ................... 110 93,086
2.77% , 09/01/53 ................... 154 89,824
5.75% , 03/02/63 ................... 45 43,170
Baxalta, Inc., 5.25%, 06/23/45 ........... 47 44,003
Biogen, Inc.
2.25% , 05/01/30
(a)
.................. 40 36,392
3.15% , 05/01/50 ................... 31 19,283
3.25% , 02/15/51 ................... 38 23,966
Regeneron Pharmaceuticals, Inc.
1.75% , 09/15/30 ................... 22 19,336
2.80% , 09/15/50 ................... 30 17,852
907,536
Broadline Retail — 0.3%
eBay, Inc.
1.40% , 05/10/26 ................... 25 24,511
3.60% , 06/05/27 ................... 49 48,597
2.70% , 03/11/30 ................... 40 37,394
3.65% , 05/10/51 ................... 30 21,692
132,194
Building Products — 0.9%
Carlisle Cos., Inc., 3.75%, 12/01/27 ........ 49 48,513
Carrier Global Corp.
2.49% , 02/15/27 ................... 61 59,663
2.70% , 02/15/31 ................... 75 68,922
5.90% , 03/15/34 ................... 24 25,601
3.58% , 04/05/50 ................... 58 42,373
Johnson Controls International plc
2.00% , 09/16/31 ................... 29 25,164
4.50% , 02/15/47 ................... 25 21,292
Owens Corning
5.70% , 06/15/34
(a)
.................. 20 20,909
4.30% , 07/15/47 ................... 20 16,216
Trane Technologies Financing Ltd., 3.80%,
03/21/29 ....................... 35 34,654
Trane Technologies Global Holding Co. Ltd.,
5.75%, 06/15/43 .................. 25 25,706
389,013
Capital Markets — 3.6%
Apollo Debt Solutions BDC, 6.70%, 07/29/31 .. 40 42,284
Ares Capital Corp.
2.15% , 07/15/26 ................... 70 68,573
2.88% , 06/15/28 ................... 65 62,026
Ares Strategic Income Fund, 6.20%, 03/21/32 . 35 35,934
Blackstone Private Credit Fund
3.25% , 03/15/27 ................... 50 48,936
6.00% , 01/29/32 ................... 50 51,330
Blackstone Secured Lending Fund
2.75% , 09/16/26
(a)
.................. 25 24,533
2.13% , 02/15/27 ................... 50 48,208
2.85% , 09/30/28
(a)
.................. 33 31,192
Blue Owl Capital Corp., 3.40%, 07/15/26 .... 43 42,535
CI Financial Corp., 3.20%, 12/17/30 ....... 30 26,932
Deutsche Bank AG, (1-day SOFR + 2.52%),
7.15%, 07/13/27
(b)
................. 155 158,488
FS KKR Capital Corp., 3.13%, 10/12/28
(a)
.... 35 32,127
Goldman Sachs Group, Inc. (The)
4.25% , 10/21/25 ................... 37 36,984
6.45% , 05/01/36 ................... 25 27,245
Security
Par (000)
Par (000) Value
Capital Markets (continued)
6.75% , 10/01/37 ................... USD 110 $ 121,939
5.15% , 05/22/45 ................... 60 54,614
Golub Capital BDC, Inc., 2.50%, 08/24/26 .... 25 24,473
Jefferies Financial Group, Inc.
5.88% , 07/21/28 ................... 40 41,697
2.63% , 10/15/31 ................... 45 39,846
6.25% , 01/15/36 ................... 45 47,344
LPL Holdings, Inc., 6.00%, 05/20/34 ....... 20 20,696
Moody's Corp.
4.25% , 08/08/32 ................... 30 29,499
3.75% , 02/25/52 ................... 40 29,381
Morgan Stanley
5.00% , 11/24/25 ................... 15 15,024
4.35% , 09/08/26 ................... 45 45,029
3.95% , 04/23/27 ................... 43 42,844
Nasdaq, Inc.
3.85% , 06/30/26 ................... 25 24,904
1.65% , 01/15/31 ................... 35 30,591
3.25% , 04/28/50 ................... 35 23,541
5.95% , 08/15/53 ................... 45 45,833
Nomura Holdings, Inc., 2.61%, 07/14/31 ..... 210 187,880
1,562,462
Chemicals — 2.1%
Albemarle Corp., 4.65%, 06/01/27 ......... 41 40,999
CF Industries, Inc.
5.15% , 03/15/34 ................... 45 44,800
5.38% , 03/15/44
(a)
.................. 35 32,647
Dow Chemical Co. (The)
7.38% , 11/01/29
(a)
.................. 22 24,377
2.10% , 11/15/30 ................... 78 68,905
4.25% , 10/01/34 ................... 15 13,674
4.38% , 11/15/42 ................... 55 44,164
4.80% , 05/15/49 ................... 15 12,009
3.60% , 11/15/50 ................... 45 29,750
DuPont de Nemours, Inc.
4.73% , 11/15/28 ................... 60 61,143
5.32% , 11/15/38 ................... 28 29,177
5.42% , 11/15/48 ................... 35 35,223
Eastman Chemical Co.
4.50% , 12/01/28 ................... 34 34,164
5.63% , 02/20/34 ................... 20 20,334
4.65% , 10/15/44 ................... 35 29,058
FMC Corp.
3.45% , 10/01/29
(a)
.................. 16 15,126
4.50% , 10/01/49 ................... 25 18,618
International Flavors & Fragrances, Inc., 5.00%,
09/26/48 ....................... 10 8,593
LYB International Finance III LLC
2.25% , 10/01/30 ................... 25 22,303
5.50% , 03/01/34
(a)
.................. 15 14,926
3.38% , 10/01/40 ................... 25 18,341
4.20% , 05/01/50 ................... 40 28,761
3.80% , 10/01/60 ................... 30 18,744
Mosaic Co. (The), 4.05%, 11/15/27 ........ 30 29,834
Nutrien Ltd.
4.90% , 03/27/28 ................... 15 15,254
2.95% , 05/13/30 ................... 22 20,670
3.95% , 05/13/50 ................... 30 22,381
PPG Industries, Inc., 3.75%, 03/15/28 ...... 15 14,859
Sherwin-Williams Co. (The)
3.45% , 06/01/27 ................... 63 62,254
4.50% , 06/01/47 ................... 45 37,817
Westlake Corp.
5.00% , 08/15/46 ................... 15 13,037

Schedule of Investments
(unaudited) (continued)
August 31, 2025
iShares
®
BBB Rated Corporate Bond ETF
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals (continued)
3.13% , 08/15/51 ................... USD 25 $ 15,207
897,149
Commercial Services & Supplies — 0.1%
Veralto Corp., 5.45%, 09/18/33 .......... 30 30,962
Communications Equipment — 0.3%
Motorola Solutions, Inc.
4.60% , 02/23/28 ................... 22 22,191
2.75% , 05/24/31 ................... 35 31,883
5.60% , 06/01/32 ................... 21 21,922
5.55% , 08/15/35 ................... 25 25,796
Nokia OYJ, 4.38%, 06/12/27 ............ 50 49,706
151,498
Construction & Engineering — 0.1%
Quanta Services, Inc.
2.35% , 01/15/32 ................... 25 21,734
3.05% , 10/01/41 ................... 25 17,982
39,716
Construction Materials — 0.4%
Martin Marietta Materials, Inc.
3.50% , 12/15/27 ................... 65 64,137
5.15% , 12/01/34 ................... 25 25,158
3.20% , 07/15/51 ................... 50 33,187
Vulcan Materials Co.
3.50% , 06/01/30 ................... 49 47,281
4.50% , 06/15/47 ................... 22 18,618
188,381
Consumer Finance — 3.4%
AerCap Ireland Capital DAC, 6.15%, 09/30/30 . 180 192,687
Ally Financial, Inc.
4.75% , 06/09/27 ................... 11 11,048
2.20% , 11/02/28 ................... 40 37,298
8.00% , 11/01/31 ................... 55 62,795
Capital One Financial Corp.
4.10% , 02/09/27 ................... 90 89,801
3.75% , 03/09/27 ................... 50 49,672
3.65% , 05/11/27 ................... 80 79,275
Ford Motor Credit Co. LLC, 7.12%, 11/07/33 .. 210 219,769
General Motors Financial Co., Inc.
6.05% , 10/10/25 ................... 60 60,114
1.25% , 01/08/26 ................... 135 133,434
2.35% , 02/26/27 ................... 90 87,459
5.00% , 04/09/27 ................... 47 47,398
2.70% , 08/20/27 ................... 50 48,530
4.90% , 10/06/29 ................... 50 50,337
5.85% , 04/06/30 ................... 35 36,545
2.35% , 01/08/31 ................... 170 149,621
6.10% , 01/07/34 ................... 40 41,472
5.95% , 04/04/34 ................... 25 25,587
Synchrony Financial
5.15% , 03/19/29 ................... 35 35,420
2.88% , 10/28/31 ................... 27 23,922
1,482,184
Consumer Staples Distribution & Retail — 1.3%
Dollar General Corp.
3.88% , 04/15/27 ................... 35 34,798
3.50% , 04/03/30 ................... 32 30,730
5.45% , 07/05/33 ................... 10 10,322
4.13% , 04/03/50 ................... 15 11,413
Dollar Tree, Inc., 4.20%, 05/15/28 ......... 40 39,902
Kroger Co. (The)
2.65% , 10/15/26 ................... 85 83,543
2.20% , 05/01/30
(a)
.................. 35 32,008
Security
Par (000)
Par (000) Value
Consumer Staples Distribution & Retail (continued)
1.70% , 01/15/31 ................... USD 75 $ 65,198
4.45% , 02/01/47 ................... 53 43,747
3.95% , 01/15/50 ................... 79 59,220
Sysco Corp.
3.30% , 07/15/26 ................... 30 29,740
5.95% , 04/01/30 ................... 40 42,524
5.40% , 03/23/35 ................... 35 35,687
6.60% , 04/01/50 ................... 30 32,354
3.15% , 12/14/51 ................... 45 28,804
579,990
Containers & Packaging — 0.8%
Amcor Flexibles North America, Inc.
2.63% , 06/19/30
(a)
.................. 25 22,963
2.69% , 05/25/31 ................... 40 36,162
Avery Dennison Corp., 2.25%, 02/15/32 ..... 20 17,182
Berry Global, Inc.
1.57% , 01/15/26 ................... 25 24,738
5.50% , 04/15/28 ................... 25 25,765
5.65% , 01/15/34
(a)
.................. 25 25,966
International Paper Co., 4.40%, 08/15/47 .... 50 40,487
Packaging Corp. of America, 3.05%, 10/01/51 . 30 18,816
Sonoco Products Co.
2.85% , 02/01/32
(a)
.................. 28 24,952
5.75% , 11/01/40 ................... 25 25,280
WRKCo, Inc.
4.90% , 03/15/29 ................... 40 40,826
3.00% , 06/15/33 ................... 45 39,590
342,727
Distributors — 0.1%
Genuine Parts Co., 2.75%, 02/01/32 ....... 30 26,498
LKQ Corp., 6.25%, 06/15/33 ............ 15 15,824
42,322
Diversified REITs — 0.4%
American Assets Trust LP, 6.15%, 10/01/34 ... 30 30,179
Digital Realty Trust LP, 3.70%, 08/15/27 ..... 65 64,474
Equinix Europe 2 Financing Corp. LLC, 5.50%,
06/15/34 ....................... 25 25,625
GLP Capital LP
5.75% , 06/01/28 ................... 31 31,880
5.30% , 01/15/29 ................... 25 25,483
VICI Properties LP, 5.63%, 05/15/52 ....... 17 15,507
193,148
Diversified Telecommunication Services — 5.8%
AT&T, Inc.
1.70% , 03/25/26 ................... 55 54,197
4.25% , 03/01/27 ................... 25 25,017
2.30% , 06/01/27 ................... 100 96,865
2.75% , 06/01/31 ................... 125 114,311
2.55% , 12/01/33 ................... 70 58,889
5.40% , 02/15/34 ................... 40 41,184
4.50% , 05/15/35 ................... 105 100,418
4.90% , 08/15/37 ................... 25 24,085
3.50% , 06/01/41 ................... 35 27,383
3.10% , 02/01/43 ................... 25 18,089
4.50% , 03/09/48 ................... 95 78,385
3.65% , 06/01/51 ................... 30 20,965
3.50% , 09/15/53 ................... 174 116,093
3.55% , 09/15/55 ................... 165 109,967
3.80% , 12/01/57 ................... 95 65,472
3.65% , 09/15/59 ................... 155 102,568
Bell Telephone Co. of Canada or Bell Canada
5.20% , 02/15/34
(a)
.................. 25 25,116
4.46% , 04/01/48 ................... 50 40,529

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2025
iShares
®
BBB Rated Corporate Bond ETF
8
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
British Telecommunications plc, 9.63%,
12/15/30
(c)
...................... USD 60 $ 73,867
Deutsche Telekom International Finance BV,
8.75%, 06/15/30
(c)
................. 77 91,061
Orange SA
9.00% , 03/01/31
(c)
.................. 55 67,007
5.38% , 01/13/42 ................... 35 34,335
Sprint Capital Corp., 6.88%, 11/15/28 ....... 87 93,593
Telefonica Emisiones SA, 7.05%, 06/20/36 ... 35 38,885
TELUS Corp.
3.40% , 05/13/32 ................... 20 18,273
4.60% , 11/16/48 ................... 25 20,940
Verizon Communications, Inc.
4.33% , 09/21/28 ................... 76 76,502
1.68% , 10/30/30 ................... 135 118,461
2.55% , 03/21/31 ................... 141 127,736
2.36% , 03/15/32 ................... 85 73,779
5.05% , 05/09/33 ................... 65 66,111
4.40% , 11/01/34 ................... 25 23,829
5.25% , 04/02/35 ................... 75 75,614
3.40% , 03/22/41 ................... 75 58,062
4.86% , 08/21/46 ................... 70 62,325
2.88% , 11/20/50
(a)
.................. 90 55,494
3.55% , 03/22/51 ................... 115 81,546
2.99% , 10/30/56 ................... 120 71,521
3.70% , 03/22/61 ................... 75 51,237
2,499,711
Electric Utilities — 4.3%
AEP Texas, Inc.
5.45% , 05/15/29 ................... 15 15,572
Series I , 2.10% , 07/01/30 ............. 25 22,518
5.25% , 05/15/52 ................... 20 17,844
American Electric Power Co., Inc.
5.95% , 11/01/32 ................... 20 21,327
5.63% , 03/01/33 ................... 25 26,134
Arizona Public Service Co., 4.35%, 11/15/45 .. 25 20,490
Duke Energy Corp.
4.85% , 01/05/29 ................... 15 15,297
2.45% , 06/01/30 ................... 90 82,691
5.75% , 09/15/33 ................... 50 52,734
3.75% , 09/01/46 ................... 43 32,020
3.50% , 06/15/51 ................... 35 23,837
5.80% , 06/15/54 ................... 25 24,365
Edison International, 6.95%, 11/15/29 ...... 45 47,692
Emera US Finance LP, 4.75%, 06/15/46 ..... 29 24,183
Entergy Corp.
1.90% , 06/15/28 ................... 25 23,524
2.40% , 06/15/31 ................... 40 35,634
Evergy, Inc., 2.90%, 09/15/29 ........... 35 33,132
Eversource Energy
2.90% , 03/01/27 ................... 80 78,562
5.50% , 01/01/34 ................... 55 56,220
Exelon Corp.
5.15% , 03/15/28 ................... 38 38,876
4.05% , 04/15/30 ................... 46 45,486
4.70% , 04/15/50 ................... 30 25,008
5.60% , 03/15/53 ................... 30 28,374
FirstEnergy Corp., Series C, 3.40%, 03/01/50
(a)
. 35 23,502
Interstate Power and Light Co., 5.60%, 06/29/35 25 25,690
NextEra Energy Capital Holdings, Inc.
5.75% , 09/01/25 ................... 25 25,000
1.88% , 01/15/27
(a)
.................. 15 14,537
4.90% , 03/15/29 ................... 15 15,311
2.25% , 06/01/30 ................... 135 123,127
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
5.25% , 03/15/34 ................... USD 20 $ 20,376
5.25% , 02/28/53
(a)
.................. 25 22,864
5.90% , 03/15/55 ................... 25 24,915
Pacific Gas & Electric Co.
3.15% , 01/01/26 ................... 25 24,901
2.10% , 08/01/27 ................... 50 47,914
4.55% , 07/01/30 ................... 60 59,399
3.25% , 06/01/31 ................... 55 50,351
6.40% , 06/15/33 ................... 30 31,866
5.80% , 05/15/34 ................... 30 30,687
4.00% , 12/01/46 ................... 40 28,873
4.95% , 07/01/50 ................... 70 57,785
3.50% , 08/01/50 ................... 90 58,976
6.75% , 01/15/53 ................... 28 28,886
PPL Capital Funding, Inc., 5.25%, 09/01/34 ... 20 20,262
Southern Co. (The)
5.50% , 03/15/29 ................... 75 78,197
5.70% , 10/15/32 ................... 25 26,376
5.70% , 03/15/34 ................... 25 26,189
4.40% , 07/01/46 ................... 55 45,654
Southwestern Electric Power Co., Series N,
1.65%, 03/15/26 .................. 35 34,521
Xcel Energy, Inc.
1.75% , 03/15/27 ................... 50 48,196
2.60% , 12/01/29 ................... 55 51,308
5.60% , 04/15/35 ................... 25 25,527
1,862,710
Electrical Equipment — 0.2%
Regal Rexnord Corp.
6.05% , 04/15/28 ................... 45 46,560
6.40% , 04/15/33 ................... 40 42,566
89,126
Electronic Equipment, Instruments & Components — 0.9%
Arrow Electronics, Inc., 2.95%, 02/15/32 ..... 29 25,628
CDW LLC
3.28% , 12/01/28 ................... 54 52,017
5.10% , 03/01/30 ................... 25 25,423
Corning, Inc.
4.38% , 11/15/57 ................... 25 20,025
5.45% , 11/15/79 ................... 17 15,411
Flex Ltd., 4.88%, 06/15/29 ............. 33 33,375
Jabil, Inc., 3.95%, 01/12/28 ............. 38 37,691
Keysight Technologies, Inc., 3.00%, 10/30/29 .. 26 24,665
TD SYNNEX Corp.
1.75% , 08/09/26 ................... 50 48,740
2.65% , 08/09/31 ................... 30 26,697
Teledyne Technologies, Inc., 2.75%, 04/01/31 . 30 27,480
Trimble, Inc., 6.10%, 03/15/33 ........... 20 21,318
Vontier Corp., 2.95%, 04/01/31 .......... 20 18,192
376,662
Energy Equipment & Services — 0.4%
Halliburton Co.
4.85% , 11/15/35
(a)
.................. 50 48,504
7.45% , 09/15/39 ................... 15 17,592
4.50% , 11/15/41 ................... 25 21,440
5.00% , 11/15/45 ................... 15 13,201
Helmerich & Payne, Inc., 5.50%, 12/01/34
(a)
... 25 24,081
NOV, Inc.
(a)
3.60% , 12/01/29 ................... 30 28,987
3.95% , 12/01/42 ................... 30 22,751
176,556

Schedule of Investments
(unaudited) (continued)
August 31, 2025
iShares
®
BBB Rated Corporate Bond ETF
Schedule of Investments
9
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Entertainment — 0.1%
Electronic Arts, Inc., 2.95%, 02/15/51 ....... USD 40 $ 24,948
Take-Two Interactive Software, Inc.
3.70% , 04/14/27 ................... 15 14,891
4.00% , 04/14/32 ................... 15 14,295
54,134
Financial Services — 1.9%
Block Financial LLC, 2.50%, 07/15/28 ...... 47 44,532
Corebridge Financial, Inc.
3.65% , 04/05/27 ................... 46 45,576
3.85% , 04/05/29 ................... 40 39,427
4.40% , 04/05/52 ................... 50 39,885
Equitable Holdings, Inc.
4.35% , 04/20/28 ................... 31 31,092
5.59% , 01/11/33 ................... 10 10,391
5.00% , 04/20/48 ................... 27 24,085
Fidelity National Information Services, Inc.
1.15% , 03/01/26 ................... 62 60,996
5.10% , 07/15/32 ................... 30 30,612
3.10% , 03/01/41 ................... 30 21,968
Fiserv, Inc.
3.20% , 07/01/26 ................... 49 48,638
3.50% , 07/01/29 ................... 75 72,725
2.65% , 06/01/30 ................... 35 32,329
5.63% , 08/21/33 ................... 40 41,484
5.15% , 08/12/34 ................... 30 30,043
4.40% , 07/01/49 ................... 40 31,938
Global Payments, Inc.
1.20% , 03/01/26 ................... 95 93,589
3.20% , 08/15/29 ................... 35 33,209
4.15% , 08/15/49 ................... 25 18,473
Jackson Financial, Inc., 4.00%, 11/23/51 ..... 20 13,816
Woodside Finance Ltd.
5.10% , 09/12/34 ................... 50 48,871
5.70% , 09/12/54 ................... 15 13,782
827,461
Food Products — 2.8%
Bunge Ltd. Finance Corp.
3.75% , 09/25/27 ................... 35 34,712
2.75% , 05/14/31
(a)
.................. 28 25,584
Campbell's Co. (The)
4.15% , 03/15/28 ................... 38 37,994
2.38% , 04/24/30 ................... 25 22,814
4.75% , 03/23/35 ................... 25 23,938
3.13% , 04/24/50 ................... 25 15,958
Conagra Brands, Inc.
4.60% , 11/01/25 ................... 25 25,015
1.38% , 11/01/27 ................... 67 62,817
5.30% , 11/01/38 ................... 15 14,155
5.40% , 11/01/48 ................... 30 26,366
Flowers Foods, Inc., 5.75%, 03/15/35 ...... 25 25,425
General Mills, Inc.
3.20% , 02/10/27 ................... 55 54,248
2.25% , 10/14/31 ................... 60 52,707
3.00% , 02/01/51 ................... 27 17,020
Ingredion, Inc., 2.90%, 06/01/30 .......... 25 23,384
J M Smucker Co. (The)
2.38% , 03/15/30 ................... 25 22,987
4.25% , 03/15/35 ................... 25 23,244
4.38% , 03/15/45 ................... 25 20,486
JBS USA Holding Lux SARL
3.00% , 02/02/29 ................... 15 14,343
3.00% , 05/15/32 ................... 105 93,040
6.50% , 12/01/52 ................... 35 35,622
Security
Par (000)
Par (000) Value
Food Products (continued)
Kellanova
3.40% , 11/15/27 ................... USD 38 $ 37,462
4.50% , 04/01/46 ................... 17 14,455
Kraft Heinz Foods Co.
3.00% , 06/01/26 ................... 25 24,779
3.75% , 04/01/30 ................... 25 24,233
5.00% , 07/15/35
(a)
.................. 65 63,530
6.50% , 02/09/40 ................... 23 24,257
4.38% , 06/01/46 ................... 120 95,547
McCormick & Co., Inc.
0.90% , 02/15/26 ................... 41 40,419
1.85% , 02/15/31 ................... 26 22,723
Mondelez International, Inc.
3.00% , 03/17/32 ................... 55 50,047
2.63% , 09/04/50 ................... 40 23,443
Tyson Foods, Inc.
4.35% , 03/01/29 ................... 75 75,029
5.10% , 09/28/48 ................... 40 35,784
1,203,567
Gas Utilities — 0.1%
National Fuel Gas Co., 2.95%, 03/01/31 ..... 25 22,698
Ground Transportation — 0.8%
Canadian Pacific Railway Co.
1.75% , 12/02/26 ................... 35 33,999
2.05% , 03/05/30 ................... 25 22,748
3.50% , 05/01/50 ................... 20 14,163
3.10% , 12/02/51 ................... 65 42,297
6.13% , 09/15/2115 ................. 10 10,010
Norfolk Southern Corp.
4.45% , 03/01/33 ................... 30 29,526
3.05% , 05/15/50 ................... 90 58,703
5.35% , 08/01/54
(a)
.................. 30 28,456
3.16% , 05/15/55 ................... 55 35,003
Ryder System, Inc., 5.25%, 06/01/28
(a)
...... 40 41,087
Uber Technologies, Inc., 4.80%, 09/15/34 .... 50 49,400
365,392
Health Care Equipment & Supplies — 2.2%
Baxter International, Inc.
1.92% , 02/01/27 ................... 46 44,483
3.95% , 04/01/30 ................... 35 34,356
2.54% , 02/01/32
(a)
.................. 40 34,770
3.13% , 12/01/51 ................... 35 21,478
Becton Dickinson & Co.
3.70% , 06/06/27 ................... 25 24,815
4.69% , 02/13/28 ................... 46 46,600
2.82% , 05/20/30 ................... 25 23,381
1.96% , 02/11/31 ................... 44 38,664
4.67% , 06/06/47 ................... 40 34,584
3.79% , 05/20/50 ................... 30 22,217
GE HealthCare Technologies, Inc., 5.65%,
11/15/27 ....................... 115 118,540
Koninklijke Philips NV
6.88% , 03/11/38 ................... 20 22,215
5.00% , 03/15/42 ................... 25 22,754
Smith & Nephew plc, 2.03%, 10/14/30 ...... 46 40,953
Solventum Corp.
5.45% , 02/25/27 ................... 25 25,488
5.45% , 03/13/31 ................... 50 52,316
5.60% , 03/23/34 ................... 25 25,922
5.90% , 04/30/54
(a)
.................. 35 35,021
Stryker Corp.
3.50% , 03/15/26
(a)
.................. 55 54,855
4.25% , 09/11/29 ................... 35 35,107

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2025
iShares
®
BBB Rated Corporate Bond ETF
10
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies (continued)
4.63% , 09/11/34 ................... USD 25 $ 24,625
5.20% , 02/10/35 ................... 50 51,122
4.63% , 03/15/46 ................... 40 35,530
Zimmer Biomet Holdings, Inc.
3.05% , 01/15/26 ................... 35 34,806
2.60% , 11/24/31 ................... 23 20,564
5.20% , 09/15/34 ................... 25 25,319
950,485
Health Care Providers & Services — 6.6%
Aetna, Inc.
6.63% , 06/15/36 ................... 14 15,185
3.88% , 08/15/47 ................... 25 18,119
Cardinal Health, Inc.
3.41% , 06/15/27 ................... 30 29,611
4.37% , 06/15/47 ................... 25 20,171
Cencora, Inc.
2.80% , 05/15/30 ................... 40 37,463
5.15% , 02/15/35 ................... 50 50,286
4.30% , 12/15/47 ................... 30 24,243
Centene Corp.
2.45% , 07/15/28 ................... 40 36,966
4.63% , 12/15/29 ................... 125 120,887
2.63% , 08/01/31 ................... 70 59,346
Cigna Group (The)
1.25% , 03/15/26 ................... 25 24,581
4.38% , 10/15/28 ................... 138 138,648
2.38% , 03/15/31
(a)
.................. 75 67,250
5.40% , 03/15/33 ................... 55 56,966
5.25% , 02/15/34
(a)
.................. 35 35,691
4.80% , 07/15/46 ................... 50 43,338
3.40% , 03/15/50
(a)
.................. 25 16,784
3.40% , 03/15/51 ................... 88 58,821
CVS Health Corp.
5.00% , 02/20/26 ................... 36 36,131
2.88% , 06/01/26 ................... 40 39,545
1.30% , 08/21/27 ................... 30 28,315
4.30% , 03/25/28
(a)
.................. 90 89,851
5.13% , 02/21/30 ................... 65 66,532
2.13% , 09/15/31 ................... 110 94,871
5.25% , 02/21/33 ................... 48 48,524
4.78% , 03/25/38 ................... 100 91,969
5.05% , 03/25/48 ................... 110 94,407
5.63% , 02/21/53 ................... 74 67,648
6.05% , 06/01/54 ................... 50 48,501
Elevance Health, Inc.
1.50% , 03/15/26 ................... 75 73,951
5.15% , 06/15/29
(a)
.................. 30 30,896
2.55% , 03/15/31 ................... 47 42,523
5.38% , 06/15/34 ................... 50 51,037
4.38% , 12/01/47 ................... 35 28,263
3.13% , 05/15/50 ................... 125 79,943
3.60% , 03/15/51 ................... 85 58,917
HCA, Inc.
5.25% , 06/15/26 ................... 35 35,105
3.13% , 03/15/27 ................... 80 78,707
4.13% , 06/15/29 ................... 60 59,390
3.50% , 09/01/30 ................... 75 71,457
5.60% , 04/01/34 ................... 75 77,029
5.13% , 06/15/39 ................... 40 37,701
5.50% , 06/15/47 ................... 30 27,755
5.25% , 06/15/49 ................... 50 44,114
3.50% , 07/15/51 ................... 54 35,399
5.95% , 09/15/54 ................... 50 47,895
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Humana, Inc.
1.35% , 02/03/27 ................... USD 25 $ 24,012
3.70% , 03/23/29 ................... 60 58,742
5.95% , 03/15/34 ................... 35 36,595
3.95% , 08/15/49 ................... 40 28,605
Laboratory Corp. of America Holdings
1.55% , 06/01/26
(a)
.................. 36 35,261
2.70% , 06/01/31 ................... 25 22,718
4.80% , 10/01/34 ................... 35 34,330
4.70% , 02/01/45 ................... 20 17,482
Quest Diagnostics, Inc.
4.20% , 06/30/29 ................... 41 41,032
2.80% , 06/30/31
(a)
.................. 50 45,713
Universal Health Services, Inc.
2.65% , 10/15/30 ................... 50 44,826
2.65% , 01/15/32 ................... 30 25,797
2,855,845
Health Care REITs — 0.8%
Alexandria Real Estate Equities, Inc.
2.00% , 05/18/32 ................... 68 56,972
4.00% , 02/01/50 ................... 15 11,152
5.15% , 04/15/53 ................... 25 21,826
Healthcare Realty Holdings LP, 3.75%, 07/01/27 59 58,453
Healthpeak OP LLC
2.13% , 12/01/28 ................... 45 42,123
3.00% , 01/15/30 ................... 57 54,018
Omega Healthcare Investors, Inc., 3.25%,
04/15/33 ....................... 25 21,744
Ventas Realty LP
4.00% , 03/01/28 ................... 15 14,920
4.75% , 11/15/30 ................... 49 49,472
330,680
Health Care Technology — 0.1%
IQVIA, Inc., 6.25%, 02/01/29 ............ 50 52,709
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts LP, Series H, 3.38%,
12/15/29 ....................... 25 23,707
Hotels, Restaurants & Leisure — 2.3%
Darden Restaurants, Inc., 6.30%, 10/10/33 ... 40 42,976
Expedia Group, Inc.
5.00% , 02/15/26 ................... 20 20,028
3.25% , 02/15/30 ................... 30 28,593
2.95% , 03/15/31 ................... 35 32,312
Hyatt Hotels Corp., 5.75%, 03/30/32 ....... 25 25,888
Las Vegas Sands Corp., 6.00%, 08/15/29 .... 30 31,133
Marriott International, Inc.
5.00% , 10/15/27 ................... 93 94,449
4.80% , 03/15/30 ................... 30 30,490
Series GG , 3.50% , 10/15/32 ........... 75 68,791
5.50% , 04/15/37 ................... 25 25,063
McDonald's Corp.
3.70% , 01/30/26 ................... 25 24,978
3.80% , 04/01/28 ................... 15 14,932
3.60% , 07/01/30 ................... 80 78,016
4.95% , 08/14/33
(a)
.................. 35 35,840
4.95% , 03/03/35 ................... 35 35,196
6.30% , 03/01/38 ................... 20 21,915
4.88% , 12/09/45 ................... 42 38,009
3.63% , 09/01/49 ................... 70 50,739
5.45% , 08/14/53
(a)
.................. 30 28,748
Starbucks Corp.
4.75% , 02/15/26 ................... 68 68,206
2.00% , 03/12/27 ................... 75 72,669

Schedule of Investments
(unaudited) (continued)
August 31, 2025
iShares
®
BBB Rated Corporate Bond ETF
Schedule of Investments
11
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
2.55% , 11/15/30 ................... USD 55 $ 50,433
3.00% , 02/14/32 ................... 25 22,820
5.00% , 02/15/34 ................... 25 25,276
4.45% , 08/15/49 ................... 21 17,121
3.50% , 11/15/50
(a)
.................. 46 31,564
1,016,185
Household Durables — 0.2%
Leggett & Platt, Inc., 3.50%, 11/15/27 ....... 50 48,807
Lennar Corp., 4.75%, 11/29/27 ........... 28 28,215
77,022
Household Products — 0.2%
Church & Dwight Co., Inc.
5.60% , 11/15/32 ................... 25 26,344
5.00% , 06/15/52 ................... 25 22,391
Clorox Co. (The), 1.80%, 05/15/30 ........ 43 38,444
87,179
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp. (The), 2.45%, 01/15/31 ........ 45 40,303
Constellation Energy Generation LLC
5.60% , 03/01/28 ................... 35 36,249
5.80% , 03/01/33 ................... 15 15,949
6.25% , 10/01/39 ................... 20 21,451
5.60% , 06/15/42 ................... 20 19,685
5.75% , 03/15/54 ................... 10 9,793
143,430
Insurance — 2.8%
Allstate Corp. (The)
3.28% , 12/15/26 ................... 15 14,831
1.45% , 12/15/30 ................... 25 21,523
5.25% , 03/30/33 ................... 55 56,602
3.85% , 08/10/49 ................... 50 37,561
American International Group, Inc.
5.13% , 03/27/33 ................... 55 56,108
4.38% , 06/30/50 ................... 55 45,105
Aon Corp.
2.85% , 05/28/27 ................... 25 24,486
2.80% , 05/15/30 ................... 47 44,078
3.90% , 02/28/52 ................... 38 27,803
Aon Global Ltd.
3.88% , 12/15/25 ................... 70 69,937
4.75% , 05/15/45 ................... 46 40,282
Aon North America, Inc., 5.45%, 03/01/34 .... 50 51,585
Arthur J Gallagher & Co.
5.00% , 02/15/32 ................... 75 76,292
5.75% , 07/15/54 ................... 60 57,803
Athene Holding Ltd.
6.15% , 04/03/30 ................... 10 10,675
3.50% , 01/15/31 ................... 18 17,033
5.88% , 01/15/34 ................... 25 25,926
Brighthouse Financial, Inc., 4.70%, 06/22/47 .. 15 11,218
Brown & Brown, Inc.
2.38% , 03/15/31 ................... 30 26,640
4.95% , 03/17/52 ................... 15 12,802
6.25% , 06/23/55 ................... 15 15,311
CNA Financial Corp., 3.45%, 08/15/27 ...... 60 59,210
CNO Financial Group, Inc., 6.45%, 06/15/34 .. 35 36,781
Enstar Group Ltd., 3.10%, 09/01/31 ........ 45 40,245
Everest Reinsurance Holdings, Inc., 3.13%,
10/15/52
(a)
...................... 40 24,773
F&G Annuities & Life, Inc., 6.25%, 10/04/34 ... 30 30,123
Fairfax Financial Holdings Ltd.
3.38% , 03/03/31 ................... 35 32,875
6.10% , 03/15/55 ................... 25 24,712
Security
Par (000)
Par (000) Value
Insurance (continued)
Fidelity National Financial, Inc., 3.40%, 06/15/30 USD 30 $ 28,467
Hartford Insurance Group, Inc. (The)
2.80% , 08/19/29 ................... 28 26,547
3.60% , 08/19/49 ................... 20 14,533
2.90% , 09/15/51 ................... 20 12,513
Lincoln National Corp., 7.00%, 06/15/40 ..... 22 24,726
Markel Group, Inc.
5.00% , 04/05/46 ................... 15 13,316
3.45% , 05/07/52
(a)
.................. 40 26,573
Old Republic International Corp., 3.85%,
06/11/51 ....................... 20 14,041
Unum Group, 4.13%, 06/15/51 ........... 15 11,031
Willis North America, Inc.
4.50% , 09/15/28 ................... 32 32,262
3.88% , 09/15/49 ................... 42 30,792
1,227,121
IT Services — 0.2%
Kyndryl Holdings, Inc.
2.05% , 10/15/26 ................... 18 17,518
4.10% , 10/15/41 ................... 15 11,845
VeriSign, Inc., 2.70%, 06/15/31 .......... 52 46,813
76,176
Leisure Products — 0.1%
Hasbro, Inc., 3.55%, 11/19/26 ........... 35 34,640
Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc., 2.30%, 03/12/31 ... 44 39,444
Revvity, Inc., 1.90%, 09/15/28 ........... 47 43,751
83,195
Machinery — 1.2%
CNH Industrial Capital LLC
1.88% , 01/15/26 ................... 15 14,868
1.45% , 07/15/26 ................... 50 48,751
4.55% , 04/10/28 ................... 15 15,131
Flowserve Corp., 2.80%, 01/15/32 ........ 25 21,917
Fortive Corp., 4.30%, 06/15/46 ........... 20 16,348
IDEX Corp., 2.63%, 06/15/31 ............ 30 27,121
Ingersoll Rand, Inc.
5.40% , 08/14/28 ................... 35 36,191
5.70% , 08/14/33 ................... 40 42,132
nVent Finance SARL, 4.55%, 04/15/28 ...... 50 50,092
Otis Worldwide Corp.
2.29% , 04/05/27 ................... 50 48,647
2.57% , 02/15/30 ................... 49 45,657
3.11% , 02/15/40 ................... 35 27,004
Stanley Black & Decker, Inc.
4.25% , 11/15/28 ................... 35 35,067
4.85% , 11/15/48 ................... 25 21,230
Westinghouse Air Brake Technologies Corp.
4.70% , 09/15/28
(c)
.................. 48 48,607
5.50% , 05/29/35 ................... 25 25,625
524,388
Media — 2.3%
Charter Communications Operating LLC
3.75% , 02/15/28 ................... 25 24,629
2.25% , 01/15/29 ................... 15 13,944
2.80% , 04/01/31 ................... 65 58,464
4.40% , 04/01/33 ................... 60 56,383
6.38% , 10/23/35 ................... 35 36,469
6.48% , 10/23/45 ................... 60 58,368
5.38% , 05/01/47 ................... 50 42,485
5.75% , 04/01/48 ................... 67 59,501
3.70% , 04/01/51 ................... 70 45,053

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2025
iShares
®
BBB Rated Corporate Bond ETF
12
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media (continued)
3.90% , 06/01/52 ................... USD 70 $ 46,354
3.85% , 04/01/61 ................... 75 45,612
3.95% , 06/30/62 ................... 35 21,684
Fox Corp.
4.71% , 01/25/29 ................... 65 65,699
6.50% , 10/13/33 ................... 15 16,316
5.48% , 01/25/39 ................... 35 34,541
5.58% , 01/25/49 ................... 30 28,234
Interpublic Group of Cos., Inc. (The)
2.40% , 03/01/31 ................... 18 16,091
5.40% , 10/01/48 ................... 30 27,339
Omnicom Group, Inc.
3.60% , 04/15/26 ................... 25 24,910
2.60% , 08/01/31 ................... 42 37,746
Paramount Global
4.95% , 01/15/31 ................... 45 44,719
6.88% , 04/30/36 ................... 10 10,600
4.38% , 03/15/43 ................... 25 18,973
5.85% , 09/01/43 ................... 10 9,001
4.95% , 05/19/50 ................... 25 19,516
Time Warner Cable LLC
6.55% , 05/01/37 ................... 20 20,661
7.30% , 07/01/38 ................... 25 27,243
6.75% , 06/15/39 ................... 45 46,758
5.50% , 09/01/41 ................... 60 54,101
1,011,394
Metals & Mining — 0.7%
ArcelorMittal SA
4.25% , 07/16/29 ................... 73 72,714
7.00% , 10/15/39
(c)
.................. 5 5,540
6.35% , 06/17/54
(a)
.................. 15 15,056
Barrick North America Finance LLC, 5.70%,
05/30/41 ....................... 40 40,318
Freeport-McMoRan, Inc.
5.40% , 11/14/34 ................... 25 25,406
5.45% , 03/15/43 ................... 35 32,903
Kinross Gold Corp., 6.25%, 07/15/33 ....... 20 21,617
Newmont Corp.
2.60% , 07/15/32 ................... 51 45,583
4.88% , 03/15/42 ................... 17 15,984
Steel Dynamics, Inc., 3.25%, 01/15/31 ...... 25 23,519
298,640
Multi-Utilities — 1.7%
Ameren Corp.
5.00% , 01/15/29 ................... 15 15,333
3.50% , 01/15/31 ................... 35 33,397
CenterPoint Energy, Inc., 5.40%, 06/01/29 ... 30 31,099
Dominion Energy, Inc.
Series C , 3.38% , 04/01/30 ............ 90 86,278
5.45% , 03/15/35 ................... 25 25,327
Series B , 3.30% , 04/15/41 ............. 34 25,365
DTE Energy Co.
2.85% , 10/01/26 ................... 35 34,489
5.10% , 03/01/29 ................... 30 30,761
5.85% , 06/01/34 ................... 25 26,230
National Grid plc, 5.42%, 01/11/34 ........ 25 25,692
NiSource, Inc.
3.49% , 05/15/27 ................... 35 34,619
3.60% , 05/01/30 ................... 45 43,615
5.35% , 04/01/34 ................... 25 25,550
4.38% , 05/15/47 ................... 60 49,519
5.85% , 04/01/55 ................... 25 24,555
Public Service Enterprise Group, Inc.
5.85% , 11/15/27 ................... 41 42,461
Security
Par (000)
Par (000) Value
Multi-Utilities (continued)
2.45% , 11/15/31 ................... USD 27 $ 23,923
Puget Energy, Inc.
2.38% , 06/15/28 ................... 10 9,489
5.73% , 03/15/35 ................... 25 25,386
Sempra
3.40% , 02/01/28 ................... 52 50,944
3.80% , 02/01/38 ................... 15 12,605
4.00% , 02/01/48 ................... 30 22,432
WEC Energy Group, Inc., 2.20%, 12/15/28 ... 53 49,817
748,886
Office REITs — 0.3%
Boston Properties LP
3.65% , 02/01/26 ................... 25 24,906
2.75% , 10/01/26 ................... 20 19,649
2.90% , 03/15/30 ................... 30 27,837
3.25% , 01/30/31
(a)
.................. 40 37,145
109,537
Oil, Gas & Consumable Fuels — 10.2%
APA Corp., 5.10%, 09/01/40
(d)
........... 25 21,231
Boardwalk Pipelines LP
5.95% , 06/01/26 ................... 18 18,157
3.40% , 02/15/31 ................... 35 32,598
Canadian Natural Resources Ltd.
3.85% , 06/01/27 ................... 35 34,749
6.25% , 03/15/38 ................... 25 26,178
4.95% , 06/01/47 ................... 25 21,703
Cenovus Energy, Inc.
2.65% , 01/15/32 ................... 25 21,904
6.75% , 11/15/39 ................... 8 8,653
3.75% , 02/15/52
(a)
.................. 40 27,178
Cheniere Corpus Christi Holdings LLC
5.13% , 06/30/27 ................... 45 45,465
2.74% , 12/31/39 ................... 24 19,740
Cheniere Energy Partners LP
3.25% , 01/31/32 ................... 55 49,741
5.95% , 06/30/33 ................... 50 52,367
Cheniere Energy, Inc.
4.63% , 10/15/28 ................... 15 14,975
5.65% , 04/15/34 ................... 35 35,691
Columbia Pipeline Group, Inc., 5.80%, 06/01/45 20 19,528
Continental Resources, Inc., 4.90%, 06/01/44 . 25 19,691
Coterra Energy, Inc., 5.60%, 03/15/34 ...... 20 20,296
DCP Midstream Operating LP, 5.63%, 07/15/27 25 25,527
Devon Energy Corp.
4.50% , 01/15/30 ................... 39 38,993
5.20% , 09/15/34
(a)
.................. 25 24,481
5.60% , 07/15/41 ................... 20 18,728
5.00% , 06/15/45 ................... 35 29,361
Diamondback Energy, Inc.
3.25% , 12/01/26 ................... 25 24,708
3.50% , 12/01/29 ................... 70 67,456
5.40% , 04/18/34 ................... 60 60,576
4.25% , 03/15/52 ................... 55 41,293
5.75% , 04/18/54 ................... 25 23,152
Enbridge, Inc.
5.25% , 04/05/27 ................... 15 15,239
5.70% , 03/08/33 ................... 50 52,089
2.50% , 08/01/33
(a)
.................. 60 50,484
4.00% , 11/15/49 ................... 85 62,831
Energy Transfer LP
4.75% , 01/15/26 ................... 50 50,028
5.50% , 06/01/27 ................... 71 72,149
4.00% , 10/01/27 ................... 50 49,707
4.15% , 09/15/29 ................... 36 35,656

Schedule of Investments
(unaudited) (continued)
August 31, 2025
iShares
®
BBB Rated Corporate Bond ETF
Schedule of Investments
13
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
3.75% , 05/15/30 ................... USD 63 $ 61,008
5.75% , 02/15/33 ................... 35 36,365
6.55% , 12/01/33 ................... 30 32,523
5.60% , 09/01/34 ................... 35 35,561
4.90% , 03/15/35 ................... 25 24,002
5.00% , 05/15/44
(c)
.................. 52 44,947
5.15% , 03/15/45 ................... 35 30,668
5.35% , 05/15/45 ................... 50 44,745
6.25% , 04/15/49 ................... 44 43,124
5.00% , 05/15/50 ................... 95 78,826
EQT Corp.
5.70% , 04/01/28 ................... 53 54,785
5.75% , 02/01/34 ................... 20 20,706
Expand Energy Corp., 5.70%, 01/15/35 ..... 25 25,355
HF Sinclair Corp., 6.25%, 01/15/35 ........ 25 25,687
Kinder Morgan Energy Partners LP
6.95% , 01/15/38 ................... 55 61,155
5.50% , 03/01/44 ................... 39 36,805
Kinder Morgan, Inc.
1.75% , 11/15/26 ................... 36 34,960
7.75% , 01/15/32 ................... 25 28,876
5.20% , 06/01/33 ................... 25 25,271
5.55% , 06/01/45 ................... 55 51,681
3.60% , 02/15/51 ................... 55 37,373
Marathon Petroleum Corp.
5.70% , 03/01/35 ................... 25 25,517
6.50% , 03/01/41 ................... 45 47,273
MPLX LP
1.75% , 03/01/26 ................... 57 56,233
4.25% , 12/01/27 ................... 15 15,005
2.65% , 08/15/30 ................... 55 50,249
5.00% , 03/01/33 ................... 50 49,528
4.50% , 04/15/38 ................... 75 66,705
5.50% , 02/15/49 ................... 60 53,929
5.65% , 03/01/53 ................... 35 31,706
Occidental Petroleum Corp.
8.88% , 07/15/30 ................... 45 51,757
7.50% , 05/01/31 ................... 60 66,990
6.45% , 09/15/36 ................... 50 51,696
6.60% , 03/15/46 ................... 35 35,120
ONEOK, Inc.
5.85% , 01/15/26 ................... 20 20,090
4.00% , 07/13/27 ................... 54 53,801
6.35% , 01/15/31 ................... 25 26,832
6.10% , 11/15/32 ................... 45 47,763
6.05% , 09/01/33 ................... 75 78,853
4.25% , 09/15/46 ................... 35 26,636
5.20% , 07/15/48 ................... 40 34,849
3.95% , 03/01/50 ................... 55 38,885
6.63% , 09/01/53 ................... 25 25,628
Ovintiv, Inc., 6.50%, 08/15/34 ........... 25 26,204
Phillips 66
4.65% , 11/15/34 ................... 35 33,755
4.88% , 11/15/44 ................... 70 61,151
3.30% , 03/15/52 ................... 5 3,213
Phillips 66 Co.
4.95% , 12/01/27 ................... 30 30,463
3.15% , 12/15/29 ................... 30 28,715
Plains All American Pipeline LP
3.55% , 12/15/29 ................... 45 43,366
5.95% , 06/15/35 ................... 25 25,707
4.70% , 06/15/44 ................... 25 20,680
Sabine Pass Liquefaction LLC
4.20% , 03/15/28 ................... 15 14,990
4.50% , 05/15/30 ................... 80 80,071
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
South Bow USA Infrastructure Holdings LLC
4.91% , 09/01/27 ................... USD 15 $ 15,125
5.58% , 10/01/34 ................... 30 29,724
6.18% , 10/01/54 ................... 25 23,682
Spectra Energy Partners LP, 4.50%, 03/15/45 . 25 20,868
Suncor Energy, Inc.
6.80% , 05/15/38 ................... 20 21,624
3.75% , 03/04/51
(a)
.................. 40 27,831
Targa Resources Corp.
4.20% , 02/01/33 ................... 45 42,398
6.13% , 03/15/33 ................... 25 26,439
5.55% , 08/15/35 ................... 35 35,177
6.25% , 07/01/52 ................... 25 24,587
Targa Resources Partners LP
5.00% , 01/15/28 ................... 15 15,013
6.88% , 01/15/29 ................... 60 61,163
TransCanada PipeLines Ltd.
4.25% , 05/15/28 ................... 50 50,013
4.63% , 03/01/34 ................... 25 24,080
6.20% , 10/15/37 ................... 35 36,812
7.63% , 01/15/39 ................... 26 30,526
5.10% , 03/15/49 ................... 45 40,577
Transcontinental Gas Pipe Line Co. LLC, 7.85%,
02/01/26 ....................... 24 24,134
Valero Energy Corp.
4.35% , 06/01/28 ................... 60 60,218
6.63% , 06/15/37 ................... 40 43,566
3.65% , 12/01/51 ................... 35 23,565
Viper Energy Partners LLC, 5.70%, 08/01/35 .. 25 25,085
Western Midstream Operating LP
4.05% , 02/01/30
(c)
.................. 40 38,870
5.45% , 11/15/34 ................... 20 19,743
5.25% , 02/01/50
(c)
.................. 25 20,926
Williams Cos., Inc. (The)
5.40% , 03/02/26 ................... 25 25,119
3.75% , 06/15/27 ................... 55 54,546
2.60% , 03/15/31 ................... 50 45,189
5.60% , 03/15/35 ................... 50 51,254
6.30% , 04/15/40 ................... 30 31,825
5.10% , 09/15/45 ................... 35 31,539
3.50% , 10/15/51 ................... 60 40,722
4,452,026
Passenger Airlines — 0.0%
Southwest Airlines Co., 5.13%, 06/15/27 ..... 15 15,169
Pharmaceuticals — 0.8%
Mylan, Inc., 5.20%, 04/15/48 ............ 40 31,990
Royalty Pharma plc
1.75% , 09/02/27 ................... 28 26,622
2.15% , 09/02/31 ................... 15 13,030
3.30% , 09/02/40 ................... 40 30,240
3.55% , 09/02/50 ................... 35 23,568
Utah Acquisition Sub, Inc., 3.95%, 06/15/26 ... 25 24,853
Viatris, Inc.
2.30% , 06/22/27 ................... 50 47,973
2.70% , 06/22/30 ................... 45 40,423
4.00% , 06/22/50 ................... 30 19,761
Zoetis, Inc.
2.00% , 05/15/30 ................... 62 56,230
4.70% , 02/01/43 ................... 35 31,693
346,383

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2025
iShares
®
BBB Rated Corporate Bond ETF
14
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Professional Services — 0.6%
Broadridge Financial Solutions, Inc., 2.60%,
05/01/31 ....................... USD 39 $ 35,134
Equifax, Inc.
5.10% , 06/01/28 ................... 15 15,334
3.10% , 05/15/30 ................... 35 33,021
2.35% , 09/15/31 ................... 53 46,733
Jacobs Engineering Group, Inc., 5.90%,
03/01/33
(a)
...................... 25 26,187
Paychex, Inc.
5.35% , 04/15/32 ................... 50 51,679
5.60% , 04/15/35 ................... 25 25,837
Verisk Analytics, Inc.
5.25% , 06/05/34 ................... 30 30,611
3.63% , 05/15/50
(a)
.................. 20 14,312
278,848
Real Estate Management & Development — 0.1%
CBRE Services, Inc.
2.50% , 04/01/31 ................... 40 36,027
5.50% , 06/15/35 ................... 25 25,490
61,517
Residential REITs — 0.4%
American Homes 4 Rent LP
3.63% , 04/15/32 ................... 20 18,586
5.50% , 07/15/34 ................... 15 15,344
5.25% , 03/15/35 ................... 25 25,022
Essex Portfolio LP, 2.65%, 03/15/32 ....... 35 30,920
Invitation Homes Operating Partnership LP,
2.30%, 11/15/28 .................. 71 67,044
Sun Communities Operating LP, 2.70%, 07/15/31 25 22,598
179,514
Retail REITs — 0.3%
Brixmor Operating Partnership LP
4.13% , 06/15/26 ................... 26 25,948
2.50% , 08/16/31 ................... 40 35,463
Kimco Realty OP LLC
2.70% , 10/01/30 ................... 30 27,600
6.40% , 03/01/34
(a)
.................. 25 27,396
NNN REIT, Inc., 5.50%, 06/15/34 ......... 15 15,444
131,851
Semiconductors & Semiconductor Equipment — 4.0%
Broadcom Corp., 3.88%, 01/15/27 ........ 75 74,790
Broadcom, Inc.
(d)
1.95% , 02/15/28 ................... 50 47,554
4.00% , 04/15/29 ................... 60 59,557
2.45% , 02/15/31 ................... 130 117,424
3.42% , 04/15/33 ................... 105 95,426
3.47% , 04/15/34 ................... 80 71,659
3.14% , 11/15/35 ................... 195 164,974
4.93% , 05/15/37 ................... 30 29,227
3.50% , 02/15/41 ................... 65 51,528
3.75% , 02/15/51 ................... 15 11,197
Intel Corp.
3.15% , 05/11/27 ................... 15 14,710
1.60% , 08/12/28 ................... 75 69,577
2.00% , 08/12/31 ................... 75 64,976
5.15% , 02/21/34
(a)
.................. 100 99,811
3.73% , 12/08/47 ................... 125 86,914
3.05% , 08/12/51 ................... 150 88,637
3.20% , 08/12/61 ................... 125 70,606
Marvell Technology, Inc.
2.45% , 04/15/28 ................... 50 47,885
2.95% , 04/15/31 ................... 42 38,579
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
Microchip Technology, Inc.
4.25% , 09/01/25 ................... USD 31 $ 31,000
5.05% , 02/15/30 ................... 50 50,985
Micron Technology, Inc.
6.75% , 11/01/29 ................... 41 44,500
4.66% , 02/15/30 ................... 49 49,276
5.65% , 11/01/32 ................... 50 52,189
5.88% , 09/15/33 ................... 25 26,293
5.80% , 01/15/35 ................... 25 25,845
3.48% , 11/01/51 ................... 25 17,005
NXP BV
3.88% , 06/18/26 ................... 21 20,903
4.30% , 06/18/29 ................... 41 40,942
2.65% , 02/15/32 ................... 20 17,617
5.00% , 01/15/33 ................... 25 25,029
3.25% , 05/11/41 ................... 15 11,085
3.13% , 02/15/42 ................... 15 10,788
3.25% , 11/30/51 ................... 15 9,669
1,738,157
Software — 3.7%
AppLovin Corp., 5.50%, 12/01/34 ......... 25 25,489
Atlassian Corp., 5.50%, 05/15/34 ......... 20 20,456
Autodesk, Inc., 2.40%, 12/15/31 .......... 36 31,704
Oracle Corp.
1.65% , 03/25/26 ................... 41 40,457
2.65% , 07/15/26 ................... 25 24,650
2.80% , 04/01/27 ................... 15 14,679
4.50% , 05/06/28 ................... 50 50,405
2.95% , 04/01/30 ................... 70 65,844
2.88% , 03/25/31 ................... 155 142,146
4.30% , 07/08/34 ................... 35 33,143
5.50% , 08/03/35 ................... 50 50,885
3.80% , 11/15/37 ................... 35 29,829
6.50% , 04/15/38 ................... 65 70,470
3.60% , 04/01/40 ................... 95 75,225
3.65% , 03/25/41 ................... 80 62,661
4.00% , 07/15/46 ................... 85 64,797
3.60% , 04/01/50 ................... 90 61,533
3.95% , 03/25/51 ................... 100 71,987
5.55% , 02/06/53 ................... 15 13,753
3.85% , 04/01/60 ................... 100 66,815
4.10% , 03/25/61 ................... 135 94,594
Roper Technologies, Inc.
1.00% , 09/15/25 ................... 56 55,937
1.40% , 09/15/27 ................... 91 86,177
4.50% , 10/15/29 ................... 30 30,242
1.75% , 02/15/31 ................... 33 28,606
4.90% , 10/15/34 ................... 35 34,628
Synopsys, Inc.
5.15% , 04/01/35 ................... 75 75,613
5.70% , 04/01/55 ................... 35 34,272
VMware LLC
1.40% , 08/15/26 ................... 50 48,705
3.90% , 08/21/27 ................... 35 34,794
Workday, Inc.
3.50% , 04/01/27 ................... 37 36,628
3.80% , 04/01/32 ................... 25 23,690
1,600,814
Specialized REITs — 1.8%
American Tower Corp.
3.38% , 10/15/26 ................... 72 71,302
3.80% , 08/15/29 ................... 135 132,211
5.40% , 01/31/35 ................... 25 25,621
3.10% , 06/15/50
(a)
.................. 45 29,249

Schedule of Investments
(unaudited) (continued)
August 31, 2025
iShares
®
BBB Rated Corporate Bond ETF
Schedule of Investments
15
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Specialized REITs (continued)
Crown Castle, Inc.
3.80% , 02/15/28 ................... USD 115 $ 113,600
2.10% , 04/01/31 ................... 15 13,071
2.50% , 07/15/31 ................... 50 44,236
2.90% , 04/01/41 ................... 34 24,313
3.25% , 01/15/51 ................... 20 13,078
CubeSmart LP, 2.25%, 12/15/28 .......... 35 32,944
Equinix, Inc.
1.45% , 05/15/26 ................... 31 30,356
1.80% , 07/15/27 ................... 50 47,886
1.55% , 03/15/28 ................... 50 46,873
2.15% , 07/15/30 ................... 30 27,015
2.95% , 09/15/51 ................... 27 16,567
Extra Space Storage LP
2.40% , 10/15/31 ................... 35 30,691
5.40% , 06/15/35 ................... 25 25,216
Weyerhaeuser Co.
4.00% , 11/15/29 ................... 25 24,712
7.38% , 03/15/32 ................... 40 45,568
794,509
Specialty Retail — 1.7%
AutoNation, Inc., 3.85%, 03/01/32 ......... 35 32,564
AutoZone, Inc.
5.10% , 07/15/29 ................... 30 30,893
1.65% , 01/15/31 ................... 25 21,653
4.75% , 08/01/32 ................... 33 33,035
4.75% , 02/01/33 ................... 30 29,809
Best Buy Co., Inc., 1.95%, 10/01/30 ....... 34 30,176
Dick's Sporting Goods, Inc., 4.10%, 01/15/52 .. 10 7,102
Lowe's Cos., Inc.
4.80% , 04/01/26 ................... 50 50,107
2.50% , 04/15/26 ................... 65 64,294
1.70% , 09/15/28 ................... 40 37,275
1.70% , 10/15/30 ................... 61 53,615
5.00% , 04/15/33 ................... 50 50,826
3.70% , 04/15/46 ................... 60 44,609
4.25% , 04/01/52 ................... 50 38,653
5.80% , 09/15/62
(a)
.................. 40 38,462
5.85% , 04/01/63 ................... 30 29,092
O'Reilly Automotive, Inc.
3.90% , 06/01/29 ................... 85 84,116
5.00% , 08/19/34 ................... 25 24,996
Tractor Supply Co., 5.25%, 05/15/33 ....... 40 41,007
742,284
Technology Hardware, Storage & Peripherals — 1.6%
Dell International LLC
6.02% , 06/15/26 ................... 34 34,295
5.25% , 02/01/28 ................... 85 87,127
5.30% , 04/01/32 ................... 100 103,074
8.10% , 07/15/36 ................... 25 30,293
3.45% , 12/15/51
(a)
.................. 51 34,780
Hewlett Packard Enterprise Co.
4.90% , 10/15/25
(c)
.................. 58 57,981
4.40% , 09/25/27 ................... 15 15,069
4.85% , 10/15/31 ................... 60 60,488
6.20% , 10/15/35
(c)
.................. 20 21,348
6.35% , 10/15/45
(c)
.................. 25 25,742
HP, Inc.
1.45% , 06/17/26 ................... 25 24,468
4.75% , 01/15/28 ................... 20 20,263
4.00% , 04/15/29 ................... 15 14,805
2.65% , 06/17/31 ................... 45 40,416
5.50% , 01/15/33
(a)
.................. 25 25,658
6.00% , 09/15/41
(a)
.................. 35 35,509
Security
Par (000)
Par (000) Value
Technology Hardware, Storage & Peripherals (continued)
NetApp, Inc., 2.38%, 06/22/27 ........... USD 50 $ 48,376
Western Digital Corp., 3.10%, 02/01/32 ..... 15 13,335
693,027
Tobacco — 1.8%
Altria Group, Inc.
4.40% , 02/14/26 ................... 41 41,009
4.80% , 02/14/29 ................... 49 49,755
2.45% , 02/04/32 ................... 50 43,531
5.80% , 02/14/39 ................... 40 40,784
4.50% , 05/02/43 ................... 35 29,289
5.95% , 02/14/49
(a)
.................. 60 59,531
3.70% , 02/04/51 ................... 70 48,476
BAT Capital Corp.
3.56% , 08/15/27 ................... 59 58,170
6.34% , 08/02/30 ................... 80 86,372
2.73% , 03/25/31 ................... 40 36,372
4.74% , 03/16/32 ................... 25 24,952
6.00% , 02/20/34 ................... 50 53,002
4.39% , 08/15/37 ................... 50 45,104
4.54% , 08/15/47 ................... 25 20,206
4.76% , 09/06/49 ................... 60 49,334
5.65% , 03/16/52 ................... 30 27,806
BAT International Finance plc, 1.67%, 03/25/26 25 24,656
Reynolds American, Inc., 5.85%, 08/15/45 .... 30 28,916
767,265
Trading Companies & Distributors — 0.8%
Air Lease Corp.
2.88% , 01/15/26
(a)
.................. 62 61,674
2.20% , 01/15/27 ................... 80 77,845
2.10% , 09/01/28 ................... 85 79,924
3.00% , 02/01/30 ................... 25 23,590
2.88% , 01/15/32 ................... 35 31,394
GATX Corp.
4.00% , 06/30/30 ................... 45 44,213
3.10% , 06/01/51 ................... 25 15,542
6.05% , 06/05/54
(a)
.................. 10 10,028
344,210
Water Utilities — 0.1%
Essential Utilities, Inc.
2.70% , 04/15/30 ................... 10 9,281
5.38% , 01/15/34 ................... 25 25,443
3.35% , 04/15/50 ................... 20 13,217
5.30% , 05/01/52 ................... 15 13,569
61,510
Wireless Telecommunication Services — 3.1%
Rogers Communications, Inc.
3.63% , 12/15/25 ................... 30 29,946
3.20% , 03/15/27 ................... 71 69,856
3.80% , 03/15/32 ................... 25 23,437
5.30% , 02/15/34 ................... 35 35,210
5.00% , 03/15/44 ................... 50 44,847
3.70% , 11/15/49 ................... 40 29,089
Telefonica Europe BV, 8.25%, 09/15/30 ..... 70 80,915
T-Mobile USA, Inc.
1.50% , 02/15/26 ................... 57 56,309
3.75% , 04/15/27 ................... 85 84,447
4.95% , 03/15/28 ................... 35 35,655
3.88% , 04/15/30 ................... 105 102,782
2.55% , 02/15/31 ................... 95 85,969
3.50% , 04/15/31 ................... 45 42,551
5.13% , 05/15/32 ................... 75 76,747
5.05% , 07/15/33 ................... 40 40,373
4.70% , 01/15/35 ................... 100 96,842

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2025
iShares
®
BBB Rated Corporate Bond ETF
16
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
3.00% , 02/15/41 ................... USD 55 $ 40,086
4.50% , 04/15/50 ................... 75 61,256
3.30% , 02/15/51 ................... 60 39,421
3.40% , 10/15/52 ................... 40 26,385
5.65% , 01/15/53 ................... 30 28,646
5.88% , 11/15/55 ................... 25 24,617
3.60% , 11/15/60 ................... 70 45,703
Vodafone Group plc
6.15% , 02/27/37 ................... 43 46,306
5.25% , 05/30/48 ................... 45 41,370
4.25% , 09/17/50 ................... 27 21,007
5.75% , 02/10/63 ................... 38 35,784
1,345,556
Total Long-Term Investments — 96 .0%
(Cost: $ 43,087,078 ) ............................... 41,708,374
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 7.4%
(e)(f)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.44%
(g)
................... 1,997,532 $ 1,998,532
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.26% .................... 1,198,069 1,198,069
Total Short-Term Securities — 7 .4%
(Cost: $ 3,195,647 ) ............................... 3,196,601
Total Investments — 103 .4%
(Cost: $ 46,282,725 ) ............................... 44,904,975
Liabilities in Excess of Other Assets — (3.4) % ............. (1,467,847)
Net Assets — 100.0% ...............................
$ 43,437,128
(a)
All or a portion of this security is on loan.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease
(step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
02/28/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/25
Shares
Held at
08/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 3,004,681 $ — $ (1,006,157)
(a)
$ (8) $ 16 $ 1,998,532 1,997,532 $ 2,942
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 1,337,911 — (139,842)
(a)
— — 1,198,069 1,198,069 29,285 —
$ (8) $ 16 $ 3,196,601 $ 32,227 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
August 31, 2025
iShares
®
BBB Rated Corporate Bond ETF
Schedule of Investments
17
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Corporate Bonds ......................................... $ — $ 41,708,374 $ — $ 41,708,374
Short-Term Securities
Money Market Funds ...................................... 3,196,601 — — 3,196,601
$ 3,196,601 $ 41,708,374 $ — $ 44,904,975

Statements of Assets and Liabilities
(unaudited)
August 31, 2025
2025
iShares Semi-Annual Financial Statements and Additional Information
18
See notes to financial statements.
iShares Agency
Bond ETF
iShares
BBB Rated
Corporate Bond
ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
........................................................................ $ 608,831,392 $ 41,708,374
Investments, at value — affiliated
(c)
........................................................................... 4,105,011 3,196,601
Cash .............................................................................................. 18,289 —
Receivables: – –
Securities lending income — affiliated ....................................................................... 276 270
Dividends — affiliated .................................................................................. 3,968 4,793
Interest — unaffiliated .................................................................................. 5,890,495 533,232
Total a ssets ..........................................................................................
618,849,431 45,443,270
LIABILITIES
Collateral on securities loaned .............................................................................. 2,763,983 2,000,615
Payables: – –
Investment advisory fees ................................................................................ 104,259 5,527
Total li abilities .........................................................................................
2,868,242 2,006,142
Commitments and contingent liabilities — —
NET ASSETS .........................................................................................
$ 615,981,189 $ 43,437,128
NET ASSETS CONSIST OF:
Paid-in capital ......................................................................................... $ 645,357,065 $ 46,017,604
Accumulated loss ...................................................................................... (29,375,876) (2,580,476)
NET ASSETS .........................................................................................
$ 615,981,189 $ 43,437,128
NET ASSET VALUE
Shares outstanding .....................................................................................
5,600,000 500,000
Net asset value ........................................................................................
$ 110.00 $ 86.87
Shares authorized ......................................................................................
Unlimited Unlimited
Par value ............................................................................................
None None
(a)
  Investments, at cost — unaffiliated ................................................................... $ 613,110,421 $ 43,087,078
(b)
  Securities loaned, at value ........................................................................ $ 2,631,220 $ 1,924,384
(c)
  Investments, at cost — affiliated ..................................................................... $ 4,105,011 $ 3,195,647

Statements of Operations
(unaudited)

Six Months Ended August 31, 2025
19
Statements of Operations
iShares Agency
Bond ETF
iShares BBB
Rated Corporate
Bond ETF
INVESTMENT INCOME – –
Dividends — affiliated ............................................................................... $ 56,686 $ 29,285
Interest — unaffiliated ............................................................................... 12,384,037 1,015,326
Securities lending income — affiliated — net ............................................................... 5,643 2,942
Total investment income ...............................................................................
12,446,366 1,047,553
EXPENSES
Investment advisory ................................................................................ 628,713 32,379
Total expenses .....................................................................................
628,713 32,379
Net investment income ................................................................................
11,817,653 1,015,174
REALIZED AND UNREALIZED GAIN (LOSS) $ 2,840,848 $ 142,703
Net realized loss from:
Investments — unaffiliated ......................................................................... $ (183,090) $ (165,078)
Investments — affiliated ........................................................................... — (8)
In-kind redemptions — unaffiliated
(a)
................................................................... (756,635) —
(939,725) (165,086)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................................................... 3,780,573 307,772
Investments — affiliated ........................................................................... — 16
3,780,573 307,788
Net realized and unrealized gain .........................................................................
2,840,848 142,702
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ................................................
$ 14,658,501 $ 1,157,876
(a)
See Note 2 of the Notes to Financial Statements.
See notes to financial statements.

Statements of Changes in Net Assets

2025
iShares Semi-Annual Financial Statements and Additional Information
20
See notes to financial statements.
iShares Agency Bond ETF iShares BBB Rated Corporate Bond ETF
Six Months Ended
08/31/25
(unaudited)
Year Ended
02/28/25
Six Months Ended
08/31/25
(unaudited)
Year Ended
02/28/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 11,817,653 $ 24,042,819 $ 1,015,174 $ 1,712,248
Net realized loss ................................................ (939,725) (4,485,806) (165,086) (239,793)
Net change in unrealized appreciation (depreciation) ........................ 3,780,573 14,749,969 307,788 812,178
Net increase in net assets resulting from operations ...........................
14,658,501 34,306,982 1,157,876 2,284,633
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(12,039,317)
(b)
(23,785,098) (1,007,635)
(b)
(1,660,342)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase (decrease) in net assets derived from capital share transactions .........
(87,084,791) 22,519,814 — 8,730,994
NET ASSETS
Total increase (decrease) in net assets ................................... (84,465,607) 33,041,698 150,241 9,355,285
Beginning of period ................................................
700,446,796 667,405,098 43,286,887 33,931,602
End of period ....................................................
$ 615,981,189 $ 700,446,796 $ 43,437,128 $ 43,286,887
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Financial Highlights
(For a share outstanding throughout each period)
21
Financial Highlights
iShares Agency Bond ETF
Six Months
Ended
08/31/25
(unaudited)
Year Ended
02/28/25
Year Ended
02/29/24
Year Ended
02/28/23
Year Ended
02/28/22
Year Ended
02/28/21
Net asset value, beginning of period ................
$ 109.44  $ 107.65  $ 106.38  $ 114.97  $ 118.50  $ 118.95
Net investment income
(a)
........................
2 .07  3 .85  3 .53  2 .01  0 .85  1 .25
Net realized and unrealized gain (loss)
(b)
..............
0.57  1.73  1.20  (8.76) (3.24) 0.87
Net increase (decrease) from investment operations ....... 2.64  5.58  4.73  (6.75) (2.39) 2.12
Distributions
(c)
– – – – – –
From net investment income .....................
( 2 .08 )
(d)
( 3 .79 ) ( 3 .46 ) ( 1 .84 ) ( 0 .84 ) ( 2 .11 )
From net realized gain ..........................
—  —  —  —  ( 0 .30 ) ( 0 .46 )
Total distributions .............................. (2.08) (3.79) (3.46) (1.84) (1.14) (2.57)
Net asset value, end of period ..................... $ 110.00  $ 109.44  $ 107.65  $ 106.38  $ 114.97  $ 118.50
Total Return
(e)
Based on net asset value ......................... 2.43%
(f)
5.30% 4.52% (5.89)% (2.02)% 1.77%
Ratios to Average Net Assets
(g)
Total expen ses ................................
0.20%
(h)
0.20% 0.20% 0.20% 0.20% 0.20%
Net investment income ...........................
3.76%
(h)
3.56% 3.29% 1.85% 0.73% 1.04%
Supplemental Data
Net assets, end of period (000) ..................... $ 615,981  $ 700,447  $ 667,405  $ 686,174  $ 712,828  $ 788,037
Portfolio turnover rate
(i)
........................... 14% 39% 39% 92% 146% 158%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
iShares Semi-Annual Financial Statements and Additional Information
22
iShares BBB Rated Corporate Bond ETF
Six Months
Ended
08/31/25
(unaudited)
Year Ended
02/28/25
Year Ended
02/29/24
Year Ended
02/28/23
Period from
05/18/21
(a)
to 02/28/22
Net asset value, beginning of period .............................
$ 86.57  $ 84.83  $ 82.78  $ 95.89  $ 100.00
Net investment income
(b)
.....................................
2 .03  3 .93  3 .50  2 .48  1 .70
Net realized and unrealized gain (loss)
(c)
...........................
0.29  1.64  2.02  (12.15) (4.28)
Net increase (decrease) from investment operations .................... 2.32  5.57  5.52  (9.67) (2.58)
Distributions
(d)
– – – – –
From net investment income ..................................
( 2 .02 )
(e)
( 3 .83 ) ( 3 .47 ) ( 2 .71 ) ( 1 .53 )
From net realized gain .......................................
—  —  —  ( 0 .73 ) —
Total distributions ........................................... (2.02) (3.83) (3.47) (3.44) (1.53)
Net asset value, end of period .................................. $ 86.87  $ 86.57  $ 84.83  $ 82.78  $ 95.89
Total Return
(f)
Based on net asset value ...................................... 2.71%
(g)
6.74% 6.81% (10.14)% (2.66)%
(g)
Ratios to Average Net Assets
(h)
Total expen ses .............................................
0.15%
(i)
0.15% 0.15% 0.15% 0.15%
(i)
Net investment income ........................................
4.70%
(i)
4.58% 4.19% 2.85% 2.14%
(i)
Supplemental Data
Net assets, end of period (000) .................................. $ 43,437  $ 43,287  $ 33,932  $ 24,833  $ 71,916
Portfolio turnover rate
(j)
........................................ 8% 13% 15% 10% 19%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
23
Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value.  Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment
Disclosures ("ASU 2023-07") during the period. The Funds' adoption of the new standard impacted financial statement disclosures only and did not affect each Fund's financial position or results of operations.
The Chief Financial Officer acts as the Funds' Chief Operating Decision Maker ("CODM") and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information,
iShares ETF
Diversification
Classification
Agency Bond ....................................................................................................... Diversified
BBB Rated Corporate Bond .............................................................................................. Diversified

Notes to Financial Statements
(unaudited) (continued)
2025
iShares Semi-Annual Financial Statements and Additional Information
24
perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange ("NYSE"). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The
Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Notes to Financial Statements
(unaudited) (continued)
25
Notes to Financial Statements
Stripped Bonds: A stripped bond is a bond that has had its coupon payments and principal repayment stripped into two separate components then selling the separate parts as a zero-coupon bond and an interest paying coupon bond. Once stripped, each component trades as a separate security. Stripped bonds have a greater sensitivity to changes in interest rates than similar maturity debt obligations which provide for regular interest payments.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Securities Lending:  Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
Agency Bond
BofA Securities, Inc. .................................... $ 247,845 $ (247,845) $ – $ –
Goldman Sachs & Co. LLC ............................... 101,585 (101,585) – –
J.P. Morgan Securities LLC ............................... 2,281,790 (2,281,790) – –
$ 2,631,220 $ (2,631,220) $ – $ –
BBB Rated Corporate Bond
Barclays Capital, Inc. ................................... $ 73,205 $ (73,205) $ – $ –
BNP Paribas SA ....................................... 228,531 (228,531) – –
BofA Securities, Inc. .................................... 267,402 (267,402) – –
J.P. Morgan Securities LLC ............................... 675,492 (675,492) – –
Morgan Stanley ....................................... 143,574 (143,574) – –
Nomura Securities International, Inc. ......................... 27,790 (27,790) – –
RBC Capital Markets LLC ................................ 331,944 (331,944) – –
Scotia Capital (USA), Inc. ................................ 68,308 (68,308) – –
UBS Securities LLC .................................... 61,575 (61,575) – –
Wells Fargo Bank N.A. .................................. 46,563 (46,563) – –
$ 1,924,384 $ (1,924,384) $ – $ –
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

Notes to Financial Statements
(unaudited) (continued)
2025
iShares Semi-Annual Financial Statements and Additional Information
26
5. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except ( i ) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended
August 31, 2025, the Funds paid BTC the following amounts for securities lending agent services:
Trustees and Officers: Certain trustees  and/or officers of the  Trust  are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
iShares ETF Investment Advisory Fees
Agency Bond .................................................................................................... 0.20%
BBB Rated Corporate Bond ........................................................................................... 0.15
iShares ETF Amounts
Agency Bond ........................................................................................................... $ 2,043
BBB Rated Corporate Bond .................................................................................................. 1,122

Notes to Financial Statements
(unaudited) (continued)
27
Notes to Financial Statements
6. Purchases and Sales
For the six months ended August 31, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the six months ended August 31, 2025, in-kind transactions were as follows:
7. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of February 28, 2025, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
As of August 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Counterparty Credit Risk:  The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability
U.S. Government Securities Other Securities
iShares ETF Purchases Sales Purchases Sales
Agency Bond ........................................................ $ 83,894,697 $ 90,592,460 $ — $ —
BBB Rated Corporate Bond ............................................... — — 3,280,600 3,181,213
iShares ETF
In-kind
Purchases
In-kind
Sales
Agency Bond ........................................................................................ $ 12,708,811 $ 91,610,009
iShares ETF
Non-Expiring Capital
Loss Carryforwards
(a)
Agency Bond ....................................................................................................... $ (26,043,736)
BBB Rated Corporate Bond .............................................................................................. (1,210,611)
(a)
Amounts available to offset future realized capital gains.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Agency Bond .................................................... $ 617,215,432 $ 3,626,679 $ (7,905,708) $ (4,279,029)
BBB Rated Corporate Bond .......................................... 46,281,573 490,258 (1,866,856) (1,376,598)

Notes to Financial Statements
(unaudited) (continued)
2025
iShares Semi-Annual Financial Statements and Additional Information
28
of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates.
Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds' performance.
Certain Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-
backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
9. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
Six Months Ended
08/31/25
Year Ended
02/28/25
iShares ETF Shares Amount Shares Amount
Agency Bond
Shares sold 150,000 $ 16,381,400 1,450,000 $ 156,826,155
Shares redeemed
(950,000) (103,466,191) (1,250,000) (134,306,341)
(800,000) $ (87,084,791) 200,000 $ 22,519,814
BBB Rated Corporate Bond
Shares sold — $ — 100,000 $ 8,730,994

Notes to Financial Statements
(unaudited) (continued)
29
Notes to Financial Statements
10. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Additional Information
2025
iShares Semi-Annual Financial Statements and Additional Information
30
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust's policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Board Review and Approval of Investment Advisory Contract
31
Board Review and Approval of Investment Advisory Contract
iShares Agency Bond ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund
:
The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended
December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided
:
Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May
9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
(continued)
2025
iShares Semi-Annual Financial Statements and Additional Information
32
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates
:
The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale
:
The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The
Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates
:
The Board received and considered information regarding the
investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates
:
The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The
Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the
Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
(continued)
33
Board Review and Approval of Investment Advisory Contract
Conclusion
:
Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares BBB Rated Corporate Bond ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund
:
The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended
December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided
:
Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May

Board Review and Approval of Investment Advisory Contract
(continued)
2025
iShares Semi-Annual Financial Statements and Additional Information
34
9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates
:
The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale
:
The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The
Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates
:
The Board received and considered information regarding the
investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates
:
The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The
Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the

Board Review and Approval of Investment Advisory Contract
(continued)
35
Board Review and Approval of Investment Advisory Contract
Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion
:
Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Glossary of Terms Used in these Financial Statements
2025
iShares Semi-Annual Financial Statements and Additional Information
36
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
DAC Designated Activity Company
Nasdaq National Association of Securities Dealers Automated Quotations
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
STRIPS Separate Trading of Registered Interest & Principal of Securities

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited or
Markit Indices Limited, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

AUGUST 31, 2025
2025 Semi-Annual
Financial Statements and
Additional Information (Unaudited)
iShares Trust
iShares California Muni Bond ETF | CMF | NYSE Arca
iShares Long-Term National Muni Bond ETF | LMUB | NYSE Arca
iShares National Muni Bond ETF | MUB | NYSE Arca
iShares New York Muni Bond ETF | NYF | NYSE Arca
iShares Short-Term National Muni Bond ETF | SUB | NYSE Arca

Page

Schedule of Investments
(unaudited)
August 31, 2025
iShares
®
California Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Municipal Bonds
California — 99.6%
Acalanes Union High School District, Series
2010A, GO, 6.35%, 08/01/39 ......... USD 200 $ 219,900
Alameda Corridor Transportation Authority
Series 1999A , RB , 0.00% , 10/01/32
( NPFGC )
(a)
.................... 745 586,989
Series 1999A , RB , 0.00% , 10/01/34
( NPFGC )
(a)
.................... 4,000 2,857,207
Series 2016B , RB , 4.00% , 10/01/35 ( AG ) .. 255 254,722
Series 2016B , RB , 5.00% , 10/01/35 ..... 2,000 2,027,520
Series 2016B , RB , 5.00% , 10/01/36 ( AG ) .. 600 608,661
Series 2016B , RB , 5.00% , 10/01/36 ..... 2,000 2,024,321
Series 2022A , RB , 0.00% , 10/01/47
(a)
.... 1,630 924,573
Series 2022A , RB , 0.00% , 10/01/48
(a)
.... 665 374,323
Series 2022A , RB , 0.00% , 10/01/49
(a)
.... 665 370,233
Series 2022A , RB , 0.00% , 10/01/50
(a)
.... 2,195 1,220,356
Series A , RB , 0.00% , 10/01/51 ( AG )
(a)
.... 1,000 269,722
Series 2022A , RB , 0.00% , 10/01/51 ( AG )
(a)
7,000 3,896,005
Series 2022C , RB , 5.00% , 10/01/52 ( AG ) . 2,150 2,164,932
Series C , RB , 0.00% , 10/01/53 ( AG )
(a)
.... 5,000 1,186,524
Alameda County Transportation Commission,
Series 2022, RB, 5.00%, 03/01/41 ...... 1,860 1,973,051
Alhambra Unified School District, Series B, GO,
0.00%, 08/01/39 (AG)
(a)
............. 5,100 2,800,267
Allan Hancock Joint Community College District,
Series 2012C, GO, 0.00%, 08/01/47
(a)
.... 1,295 905,209
Alvord Unified School District, Series 2011B,
GO, 0.00%, 08/01/43 (AG)
(a)
.......... 2,500 1,057,911
Anaheim Housing & Public Improvements
Authority
Series 2024-A , RB , VRDN ( Bank of America
NA LOC ), 3.60% , 09/03/25
(b)
........ 3,705 3,705,000
Series 2025B , RB , 5.00% , 10/01/26
(c)
.... 3,200 3,298,806
Series 2025B , RB , 5.00% , 10/01/32
(c)
.... 500 552,185
Series 2020A , RB , 5.00% , 10/01/50 ..... 200 199,991
Anaheim Union High School District, Series A,
GO, 5.00%, 08/01/44 .............. 5,470 5,729,428
Antelope Valley Community College District
(a)
Series D , GO , 0.00% , 08/01/45 ........ 1,000 382,128
Series D , GO , 0.00% , 08/01/48 ........ 1,000 324,835
Antelope Valley-East Kern Water Agency
Financing Authority, Series 2025B, RB, VRDN,
5.00%, 04/01/28
(b)
................ 3,175 3,281,978
Arcadia Unified School District, Series 2025, GO,
4.50%, 08/01/54
(c)
................ 6,945 6,616,963
Bay Area Toll Authority
Series 2017A , RB , VRDN 2.95% , 04/01/26
(b)
690 690,413
Series 2025SSL-2 , RB , 5.00% , 04/01/26 .. 5,000 5,082,597
Series 2017S-7 , RB , 5.00% , 04/01/28 .... 1,945 2,088,796
Series 2017S-7 , RB , 4.00% , 04/01/29 .... 500 511,820
Series 2023F-1 , RB , 5.00% , 04/01/29 .... 3,000 3,305,648
Series 2025F-1 , RB , 5.00% , 04/01/30
(c)
... 1,900 2,135,421
Series 2025SSL-2 , RB , 5.00% , 04/01/31
(c)
. 3,000 3,413,021
Series 2017S-7 , RB , 4.00% , 04/01/33 .... 1,695 1,720,199
Series 2025SSL-1 , RB , 5.00% , 04/01/33 .. 3,400 3,950,896
Series 2017S-7 , RB , 4.00% , 04/01/34 .... 3,500 3,544,443
Series 2017S-7 , RB , 4.00% , 04/01/38 .... 400 400,291
Series 2025F-2 , RB , 5.00% , 04/01/39
(c)
... 3,000 3,321,663
Series 2025F-2 , RB , 5.00% , 04/01/40 .... 4,000 4,367,786
Series 2017S-7 , RB , 4.00% , 04/01/42 .... 4,035 3,773,925
Series 2024F-2 , RB , 5.00% , 04/01/42 .... 3,000 3,141,050
Series 2025F-2 , RB , 5.00% , 04/01/42 .... 4,000 4,284,400
Series 2017S-7 , RB , 4.00% , 04/01/47 .... 2,500 2,204,559
Series 2025F-1 , RB , 5.00% , 04/01/53 .... 1,000 1,028,109
Security
Par (000)
Par (000) Value
California (continued)
Series 2019S-8 , RB , 3.00% , 04/01/54 .... USD 5,085 $ 3,488,486
Series 2023F-1 , RB , 5.00% , 04/01/54 .... 1,000 1,021,871
Series 2023F-1 , RB , 5.25% , 04/01/54 .... 2,000 2,077,959
Series 2019S-8 , RB , 5.00% , 04/01/56 .... 2,000 2,221,248
Series 2017F-1 , RB , 5.00% , 04/01/56 .... 1,405 1,467,547
Belmont-Redwood Shores School District, Series
A, GO, 4.50%, 08/01/54 ............ 1,000 966,561
Beverly Hills Unified School District
(a)
Series 2009 , GO , 0.00% , 08/01/27 ...... 11,500 11,048,208
Series 2016 , GO , 0.00% , 08/01/36 ...... 3,800 2,386,060
Series 2016 , GO , 0.00% , 08/01/37 ...... 5,870 3,460,040
Burbank Unified School District
Series 2025 , GO , 5.00% , 08/01/29 ...... 500 554,879
Series 2025 , GO , 5.00% , 08/01/30 ...... 500 566,678
California Educational Facilities Authority
Series V-1 , RB , 5.00% , 05/01/29 ....... 500 553,307
Series V-4 , RB , VRDN 5.00% , 03/01/32
(b) (c)
880 1,000,580
Series V-5 , RB , VRDN 5.00% , 03/01/35
(b)
. 1,030 1,194,609
Series T-1 , RB , 5.00% , 03/15/39 ....... 1,950 2,198,801
Series U-3 , RB , 5.00% , 06/01/43 ....... 2,090 2,275,098
Series U-6 , RB , 5.00% , 05/01/45 ....... 21,795 23,343,418
Series 2015 , RB , 5.00% , 09/01/45 ...... 5,000 5,000,000
Series U-7 , RB , 5.00% , 06/01/46 ....... 2,650 2,816,305
Series V-1 , RB , 5.00% , 05/01/49 ....... 7,260 7,649,734
Series 2016 , RB , 5.00% , 10/01/49 ...... 250 253,883
Series 2018A , RB , 5.00% , 10/01/53 ..... 2,120 2,056,790
Series 2025A , RB , 5.00% , 11/01/55
(c)
.... 500 505,317
California Infrastructure & Economic
Development Bank
Series 2016 , RB , 5.00% , 10/01/26 ...... 3,550 3,611,136
Series 2018 , RB , 5.00% , 10/01/26 ...... 215 221,841
Series 2018 , RB , 5.00% , 10/01/27 ...... 505 536,263
Series 2018 , RB , 5.00% , 10/01/28 ...... 545 585,681
Series 2023 , RB , 5.00% , 10/01/28 ...... 1,000 1,090,374
Series 2003A , RB , 5.00% , 07/01/29 ( FGIC ) 810 861,235
Series 2025 , RB , 5.00% , 05/15/33 ...... 1,000 1,146,467
Series 2003A , RB , 5.00% , 07/01/33 ( AMBAC ) 1,410 1,506,067
Series 2003A , RB , 5.00% , 07/01/36 ( AMBAC ) 740 790,418
Series 2025 , RB , 5.00% , 05/15/39 ...... 2,065 2,247,438
Series 2025 , RB , 5.00% , 05/15/40 ...... 1,000 1,074,435
Series 2025 , RB , 5.00% , 05/15/41 ...... 1,000 1,061,604
Series 2016A , RB , 5.00% , 10/01/41 ..... 700 721,685
Series 2017 , RB , 5.00% , 05/15/42 ...... 1,000 1,017,494
Series 2018 , RB , 5.00% , 10/01/43 ...... 2,000 2,050,471
Series 2019 , RB , 5.00% , 08/01/44 ...... 1,510 1,521,672
Series 2023 , RB , 4.00% , 10/01/45 ...... 5,000 4,755,194
Series 2016A , RB , 4.00% , 10/01/45 ..... 500 510,176
Series 2024 , RB , 4.00% , 10/01/47 ...... 1,775 1,626,721
Series 2022A , RB , 5.00% , 10/01/47 ..... 1,175 1,220,033
Series 2018 , RB , 5.00% , 10/01/48 ...... 125 126,744
Series 2019 , RB , 5.00% , 08/01/49 ...... 3,125 3,122,852
Series 2022A , RB , 5.00% , 10/01/52 ..... 5,000 5,158,517
Series 2025 , RB , 4.50% , 05/15/55
(c)
..... 5,000 4,717,386
California Municipal Finance Authority
Series 2017A , RB , 5.00% , 06/01/42 ..... 500 504,534
Series 2017 , RB , 5.00% , 01/01/48 ...... 1,000 1,066,952
California School Facilities Financing Authority,
Series 2009A, RB, 0.00%, 08/01/49 (AG)
(a)
. 15,245 4,221,604
California State Public Works Board
Series 2021A , RB , 5.00% , 02/01/26 ..... 3,340 3,375,516
Series 2024C , RB , 5.00% , 09/01/26 ..... 4,560 4,679,739
Series 2021A , RB , 5.00% , 02/01/27 ..... 7,000 7,257,257
Series 2022A , RB , 5.00% , 08/01/27 ..... 2,390 2,516,700
Series 2024C , RB , 5.00% , 09/01/27 ..... 2,185 2,312,088
Series 2023C , RB , 5.00% , 09/01/27 ..... 4,725 4,999,824

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2025
iShares
®
California Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series B , RB , 5.00% , 10/01/27 ......... USD 395 $ 418,848
Series 2023D , RB , 5.00% , 11/01/27 ..... 4,510 4,793,465
Series 2019C , RB , 5.00% , 11/01/27 ..... 1,140 1,211,652
Series F , RB , 5.00% , 05/01/28 ......... 350 350,637
Series 2022B , RB , 5.00% , 06/01/28 ..... 2,000 2,156,178
Series 2024C , RB , 5.00% , 09/01/29 ..... 2,500 2,773,851
Series B , RB , 5.00% , 10/01/29 ......... 250 263,874
Series 2016C , RB , 5.00% , 11/01/29 ..... 1,000 1,029,778
Series 2019C , RB , 5.00% , 11/01/29 ..... 1,530 1,702,881
Series 2023C , RB , 5.00% , 09/01/30 ..... 2,735 3,088,169
Series 2024C , RB , 5.00% , 09/01/30 ..... 1,500 1,693,694
Series 2020D , RB , 5.00% , 11/01/30 ..... 1,405 1,589,883
Series 2023C , RB , 5.00% , 09/01/31 ..... 4,875 5,551,763
Series 2024C , RB , 5.00% , 09/01/32 ..... 1,880 2,156,974
Series 2019C , RB , 5.00% , 11/01/32 ..... 1,010 1,088,263
Series 2024D , RB , 5.00% , 11/01/32 ..... 5,000 5,743,671
Series 2024D , RB , 5.00% , 11/01/33 ..... 1,100 1,271,292
Series 2023C , RB , 5.00% , 09/01/34 ..... 5,000 5,720,262
Series 2016C , RB , 5.00% , 11/01/34 ..... 1,575 1,607,837
Series 2016E , RB , 3.00% , 10/01/35 ..... 1,250 1,163,843
Series 2024C , RB , 5.00% , 09/01/37 ..... 2,275 2,529,905
Series 2024C , RB , 5.00% , 09/01/38 ..... 2,000 2,182,534
Series 2024C , RB , 5.00% , 09/01/39 ..... 5,435 5,893,473
Series 2024D , RB , 3.00% , 11/01/39 ..... 7,000 6,128,550
Series 2021C , RB , 5.00% , 11/01/40 ..... 1,000 1,050,625
Series 2021D , RB , 4.00% , 11/01/41 ..... 2,510 2,397,554
Series 2024A , RB , 5.00% , 04/01/42 ..... 2,795 2,951,742
Series 2023D , RB , 4.63% , 11/01/48 ..... 6,760 6,642,502
Series 2024A , RB , 5.00% , 04/01/49 ..... 2,000 2,045,573
California State University
Series 2016B-3 , RB , VRDN
3.13% , 11/01/26
(b)
............... 2,300 2,304,713
Series 2017A , RB , 5.00% , 11/01/26 ..... 370 381,999
Series 2016A , RB , 5.00% , 11/01/27 ..... 1,385 1,409,794
Series 2016A , RB , 5.00% , 11/01/28 ..... 5,180 5,268,934
Series 2016A , RB , 5.00% , 11/01/29 ..... 3,235 3,287,957
Series 2017A , RB , 5.00% , 11/01/30 ..... 1,605 1,674,813
Series 2017A , RB , 5.00% , 11/01/31 ..... 500 520,133
Series 2015A , RB , 5.00% , 11/01/31 ..... 2,500 2,510,597
Series 2016A , RB , 5.00% , 11/01/32 ..... 1,500 1,520,970
Series 2017A , RB , 5.00% , 11/01/33 ..... 1,325 1,371,961
Series 2015A , RB , 5.00% , 11/01/33 ..... 500 502,119
Series 2016A , RB , 5.00% , 11/01/33 ..... 5,000 5,066,260
Series 2016A , RB , 4.00% , 11/01/35 ..... 3,000 3,003,699
Series 2017A , RB , 5.00% , 11/01/35 ..... 450 462,166
Series 2018A , RB , 5.00% , 11/01/35 ..... 1,145 1,205,660
Series 2015A , RB , 5.00% , 11/01/35 ..... 2,780 2,791,774
Series 2017A , RB , 5.00% , 11/01/36 ..... 485 496,130
Series 2016A , RB , 4.00% , 11/01/37 ..... 2,455 2,430,172
Series 2025A , RB , 5.00% , 11/01/37 ..... 2,500 2,835,231
Series 2016A , RB , 4.00% , 11/01/38 ..... 2,540 2,475,428
Series 2025A , RB , 5.00% , 11/01/38 ..... 5,000 5,589,500
Series 2015A , RB , 5.00% , 11/01/38 ..... 415 416,751
Series 2019A , RB , 5.00% , 11/01/39 ..... 1,515 1,568,371
Series 2016A , RB , 5.00% , 11/01/41 ..... 650 654,295
Series 2015A , RB , 4.00% , 11/01/43 ..... 200 181,316
Series 2015A , RB , 5.00% , 11/01/43 ..... 1,665 1,671,820
Series 2024A , RB , 5.00% , 11/01/43 ..... 4,800 5,080,727
Series 2020C , RB , 4.00% , 11/01/45 ..... 4,470 4,011,369
Series 2016A , RB , 4.00% , 11/01/45 ..... 985 878,513
Series 2016A , RB , 5.00% , 11/01/45 ..... 760 763,336
Series 2021A , RB , 3.00% , 11/01/46 ..... 2,000 1,464,674
Series 2024A , RB , 5.50% , 11/01/46 ..... 2,000 2,161,069
Series 2015A , RB , 5.00% , 11/01/47 ..... 1,300 1,305,470
Series 2024A , RB , 5.50% , 11/01/55 ..... 17,130 18,252,376
Security
Par (000)
Par (000) Value
California (continued)
California Statewide Communities Development
Authority, Series 2016, RB, 5.00%, 05/15/40 USD 250 $ 250,155
Campbell Union High School District, Series B,
GO, 4.00%, 08/01/38 .............. 2,000 2,035,163
Cerritos Community College District
Series 2012D , GO , 0.00% , 08/01/26
(a)
.... 545 534,592
Series 2019C , GO , 3.00% , 08/01/44 ..... 250 189,090
Series 2024A , GO , 4.00% , 08/01/49 ..... 7,000 6,193,723
Chabot-Las Positas Community College District
Series C , GO , 5.00% , 08/01/27 ........ 500 527,781
Series 2016 , GO , 4.00% , 08/01/34 ...... 1,000 1,003,420
Series 2017A , GO , 4.00% , 08/01/42 ..... 2,920 2,705,707
Series 2017A , GO , 4.00% , 08/01/47 ..... 3,000 2,698,541
Series C , GO , 5.25% , 08/01/48 ........ 3,735 3,886,802
Chaffey Community College District
Series A , GO , 3.00% , 06/01/33 ........ 1,800 1,839,297
Series B1 , GO , 5.50% , 06/01/49 ....... 4,930 5,316,613
Chaffey Joint Union High School District
Series B , GO , 4.00% , 08/01/44 ........ 500 457,591
Series H , GO , 0.00% , 08/01/48
(a)
....... 4,890 1,556,806
Series G , GO , 5.25% , 08/01/52 ........ 1,500 1,547,081
Chino Basin Regional Financing Authority, Series
2020B, RB, 4.00%, 11/01/25 ......... 3,790 3,799,366
Chino Valley Unified School District
Series 2020B , GO , 4.00% , 08/01/45 ..... 2,500 2,248,460
Series 2022C , GO , 4.00% , 08/01/55 ..... 2,000 1,698,754
Series 2020B , GO , 5.00% , 08/01/55 ..... 4,000 4,035,495
Citrus Community College District, Series
2024B, GO, 5.00%, 08/01/49 ......... 1,000 1,028,571
City & County of San Francisco
Series 2022R-1 , GO , 5.00% , 06/15/26 ... 500 511,500
Series 2022R-1 , GO , 5.00% , 06/15/27 ... 500 526,440
Series 2022R-1 , GO , 5.00% , 06/15/28 ... 6,000 6,489,407
Series 2020R-1 , GO , 5.00% , 06/15/31 ... 2,160 2,303,756
Series 2024-R1 , GO , 5.00% , 06/15/32 ... 3,000 3,479,245
Series 2024R-1 , GO , 5.00% , 06/15/35 ... 1,880 2,175,298
City of Glendale, Series 2024-2, RB,
5.00%, 02/01/54 ................. 2,000 2,012,673
City of Hayward, Series 2025, RB,
4.00%, 03/01/52
(c)
................ 2,000 1,740,422
City of Long Beach
Series 2025A , RB , 5.00% , 05/15/26 ..... 2,500 2,546,131
Series 2025 , RB , 5.00% , 05/15/40
(c)
..... 1,100 1,163,868
Series 2025 , RB , 5.00% , 05/15/41 ...... 1,000 1,047,074
Series 2019A , RB , 5.00% , 05/15/44 ..... 2,000 2,050,962
Series C , RB , 5.00% , 05/15/47 ......... 1,500 1,506,765
City of Los Angeles
RB , 5.00% , 06/25/26 ............... 9,090 9,308,983
Series 2023A , RB , 5.00% , 02/01/37 ..... 1,000 1,115,786
Series 2023A , RB , 5.00% , 02/01/38 ..... 1,000 1,104,698
City of Los Angeles Department of Airports
Series 2020A , RB , 5.00% , 05/15/26 ..... 1,000 1,018,735
Series 2025E , RB , 5.00% , 05/15/27 ..... 1,680 1,757,427
Series 2020A , RB , 5.00% , 05/15/28 ..... 280 302,159
Series 2025C , RB , 5.00% , 05/15/30 ..... 625 704,148
Series 2025C , RB , 5.00% , 05/15/31 ..... 1,285 1,464,345
Series 2025D , RB , 5.00% , 05/15/31 ..... 2,470 2,814,732
Series 2020A , RB , 5.00% , 05/15/32 ..... 1,070 1,167,433
Series 2025C , RB , 5.00% , 05/15/32
(c)
.... 2,750 3,165,731
Series 2020B , RB , 5.00% , 05/15/32 ..... 1,000 1,101,231
Series 2025C , RB , 5.00% , 05/15/33
(c)
.... 1,250 1,446,787
Series 2025D , RB , 5.00% , 05/15/33
(c)
.... 1,250 1,446,787
Series 2021B , RB , 5.00% , 05/15/35 ..... 2,105 2,309,322
Series 2025D , RB , 5.00% , 05/15/35 ..... 2,000 2,320,324
Series 2020A , RB , 5.00% , 05/15/36 ..... 5,330 5,667,588

Schedule of Investments
(unaudited) (continued)
August 31, 2025
iShares
®
California Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series 2025D , RB , 5.00% , 05/15/37 ..... USD 4,000 $ 4,522,333
Series 2020A , RB , 5.00% , 05/15/39 ..... 7,455 7,781,015
Series 2020A , RB , 5.00% , 05/15/40 ..... 1,425 1,477,962
Series 2025D , RB , 5.00% , 05/15/41 ..... 3,000 3,230,631
Series B , RB , 5.00% , 05/15/42 ......... 2,000 2,019,680
Series 2025D , RB , 5.00% , 05/15/43 ..... 2,000 2,116,828
Series 2025D , RB , 5.00% , 05/15/44 ..... 4,000 4,209,775
Series 2021B , RB , 5.00% , 05/15/45 ..... 2,205 2,258,710
Series 2025D , RB , 5.00% , 05/15/48
(c)
.... 3,000 3,091,659
Series 2021B , RB , 5.00% , 05/15/48 ..... 475 482,377
Series 2018E , RB , 5.00% , 05/15/48 ..... 1,020 1,030,732
City of Los Angeles Wastewater System
Series 2022C , RB , 5.00% , 06/01/26 ..... 3,815 3,899,146
Series 2018B , RB , 5.00% , 06/01/27 ..... 3,860 4,061,656
Series 2025A , RB , 5.00% , 06/01/27 ..... 2,500 2,630,606
Series 2025C , RB , 5.00% , 06/01/27 ..... 5,000 5,261,212
Series 2022C , RB , 5.00% , 06/01/29 ..... 1,000 1,109,085
Series 2022C , RB , 5.00% , 06/01/30 ..... 1,000 1,131,023
Series A , RB , 5.00% , 06/01/30 ......... 1,305 1,365,508
Series 2025A , RB , 5.00% , 06/01/31 ..... 1,000 1,146,122
Series 2022C , RB , 5.00% , 06/01/32 ..... 2,500 2,888,170
Series 2025A , RB , 5.00% , 06/01/33
(c)
.... 1,000 1,166,384
Series A , RB , 4.00% , 06/01/42 ......... 500 463,482
Series 2018A , RB , 5.00% , 06/01/43 ..... 1,000 1,016,777
Series 2022A , RB , 5.00% , 06/01/47 ..... 5,275 5,407,236
Series A , RB , 5.25% , 06/01/47 ......... 1,000 1,011,675
Series 2022A , RB , 4.00% , 06/01/52 ..... 1,420 1,220,615
City of Oakland, Series 2023D, GO,
5.25%, 07/15/48 ................. 3,225 3,353,256
City of Riverside
Series 2018A , RB , 5.00% , 08/01/30 ..... 250 268,863
Series 2019A , RB , 5.00% , 10/01/36 ..... 1,025 1,080,456
Series 2015A , RB , 5.00% , 08/01/40 ..... 500 500,928
Series 2025A , RB , 5.00% , 08/01/40
(c)
.... 750 818,349
Series 2019A , RB , 5.00% , 10/01/48 ..... 3,695 3,727,350
Series 2024A , RB , 5.00% , 10/01/49 ..... 2,000 2,053,526
City of San Francisco
Series 2025, Sub-Series F , RB ,
5.00% , 11/01/25 ................ 3,000 3,014,217
Series A , RB , 5.00% , 11/01/25 ......... 455 457,156
Series 2025, Sub-Series A , RB ,
5.00% , 11/01/27 ................ 5,000 5,325,802
Series 2025, Sub-Series A , RB ,
5.00% , 11/01/30 ................ 10,000 11,455,124
Series 2025, Sub-Series F , RB ,
5.00% , 11/01/30 ................ 2,575 2,949,694
Series 2023C , RB , 5.00% , 11/01/31 ..... 1,000 1,156,066
Series 2025, Sub-Series A , RB ,
5.00% , 11/01/31 ................ 8,500 9,826,562
Series 2023C , RB , 5.00% , 11/01/32 ..... 1,000 1,166,130
Series 2025, Sub-Series A , RB ,
5.00% , 11/01/33 ................ 5,000 5,876,343
Series 2023C , RB , 5.00% , 11/01/35 ..... 1,440 1,652,307
Series A , RB , 4.00% , 11/01/36 ......... 2,500 2,502,027
Series A , RB , 4.00% , 11/01/39 ......... 1,000 972,494
Series 2023C , RB , 5.00% , 11/01/39 ..... 1,000 1,092,290
Series 2025, Sub-Series F , RB ,
5.00% , 11/01/40 ................ 2,000 2,268,828
Series 2020B , RB , 5.00% , 11/01/50 ..... 3,600 3,605,748
Series 2025, Sub-Series E , RB ,
5.25% , 11/01/55
(c)
............... 2,000 2,080,698
City of San Jose
Series 2019C , GO , 5.00% , 09/01/28 ..... 370 403,177
Series 2021A , GO , 5.00% , 09/01/45 ..... 7,035 7,234,113
Series 2019A-1 , GO , 5.00% , 09/01/47 .... 2,000 2,031,189
Security
Par (000)
Par (000) Value
California (continued)
City of Santa Rosa
Series 2002B , RB , 0.00% , 09/01/32
( AMBAC )
(a)
.................... USD 5,000 $ 4,051,094
Series 2020A , RB , 5.00% , 09/01/34 ..... 4,470 4,907,106
Clovis Unified School District, Series D, GO,
4.00%, 08/01/40 ................. 90 87,208
Coast Community College District
Series 2006B , GO , 0.00% , 08/01/26 ( AG )
(a)
2,375 2,326,276
Series 2006B , GO , 0.00% , 08/01/27 ( AG )
(a)
320 306,151
Series 2006B , GO , 0.00% , 08/01/28 ( AG )
(a)
4,925 4,596,483
Series 2006B , GO , 0.00% , 08/01/30 ( AG )
(a)
2,985 2,621,857
Series 2017D , GO , 5.00% , 08/01/36 ..... 1,500 1,584,238
Series 2019F , GO , 3.00% , 08/01/39 ..... 2,520 2,141,516
Series 2017D , GO , 4.00% , 08/01/42 ..... 10,230 9,479,242
Series 2019F , GO , 0.00% , 08/01/43
(a)
.... 1,000 419,896
Contra Costa Community College District, Series
2014A, GO, 4.00%, 08/01/39 ......... 1,250 1,192,529
Contra Costa Transportation Authority Sales Tax,
Series 2021A, RB, 4.00%, 03/01/33 ..... 4,225 4,492,746
Corona-Norco Unified School District, Series B,
GO, 4.00%, 08/01/43 .............. 3,725 3,419,156
County of Riverside, RB, 5.00%, 06/30/26
(c)
.. 8,500 8,709,505
County of Sacramento Airport System
Series 2025E , RB , 5.00% , 07/01/37 ( AG )
(c)
750 839,152
Series 2025B , RB , 5.00% , 07/01/40 ..... 415 448,847
Series 2024 , RB , 5.00% , 07/01/49 ...... 3,155 3,220,268
Series 2024 , RB , 5.00% , 07/01/54 ...... 3,250 3,286,923
County of Santa Clara
Series 2022D , GO , 5.00% , 08/01/34 ..... 5,890 6,727,110
Series 2017C , GO , 4.00% , 08/01/38 ..... 750 748,522
Desert Community College District
Series 2016 , GO , 5.00% , 08/01/37 ...... 1,000 1,011,519
Series 2017 , GO , 4.00% , 08/01/39 ...... 500 491,517
Desert Sands Unified School District
Series 2025 , GO , 5.00% , 08/01/27 ...... 1,000 1,055,369
Series 2025 , GO , 5.00% , 08/01/28 ...... 2,600 2,819,165
Series 2019 , GO , 4.00% , 08/01/44 ...... 1,000 916,563
Series 2025 , GO , 4.00% , 08/01/50
(c)
..... 3,000 2,615,478
Dublin Unified School District, Series B, GO,
4.25%, 08/01/53 ................. 5,000 4,495,858
East Bay Municipal Utility District Wastewater
System
Series 2025B , RB , 5.00% , 06/01/36 ..... 1,000 1,161,384
Series 2025B , RB , 5.00% , 06/01/37
(c)
.... 1,000 1,147,987
Series 2025A , RB , 5.00% , 06/01/50 ..... 1,000 1,038,474
East Bay Municipal Utility District Water System
Series 2025B , RB , 5.00% , 06/01/27 ..... 7,000 7,363,220
Series 2025B , RB , 5.00% , 06/01/28 ..... 5,000 5,405,300
Series 2017B , RB , 5.00% , 06/01/29 ..... 2,200 2,305,749
Series 2024B , RB , 5.00% , 06/01/30 ..... 1,000 1,132,530
Series 2017B , RB , 5.00% , 06/01/32 ..... 1,560 1,621,324
Series 2017B , RB , 5.00% , 06/01/33 ..... 1,000 1,036,399
Series 2017B , RB , 5.00% , 06/01/34 ..... 430 444,550
Series 2025B , RB , 5.00% , 06/01/36
(c)
.... 1,350 1,567,868
Series 2022A , RB , 5.00% , 06/01/37 ..... 2,000 2,205,523
Series 2017A , RB , 5.00% , 06/01/42 ..... 5,460 5,534,051
Series 2017A , RB , 4.00% , 06/01/45 ..... 1,000 919,680
Series 2017A , RB , 5.00% , 06/01/45 ..... 2,000 2,019,270
Series 2025B , RB , 5.00% , 06/01/45
(c)
.... 1,000 1,058,996
Series 2025A , RB , 5.00% , 06/01/55 ..... 1,665 1,720,264
East County Advanced Water Purification Joint
Powers Authority, Series 2024A, Sub-Series
A-2, RB, 5.00%, 09/01/26 ........... 2,870 2,927,865
East Side Union High School District
Series D , GO , 5.00% , 08/01/26
(c)
....... 3,500 3,588,200

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2025
iShares
®
California Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series D , GO , 5.00% , 08/01/27 ........ USD 350 $ 368,635
Series 2024B , GO , 5.00% , 08/01/30 ( AG ) . 3,500 3,966,748
Series B , GO , 3.00% , 08/01/33 ( AG ) ..... 6,920 6,872,664
Series 2024B , GO , 5.00% , 08/01/34 ( AG ) . 4,000 4,712,867
Eastern Municipal Water District, Series 2018A,
RB, VRDN (Bank of America NA SBPA),
3.25%, 09/03/25
(b)
................ 8,600 8,600,000
Eastern Municipal Water District Financing
Authority
Series 2020A , RB , 5.00% , 07/01/36 ..... 3,000 3,253,939
Series 2020A , RB , 4.00% , 07/01/38 ..... 2,310 2,312,535
Series 2017D , RB , 5.00% , 07/01/47 ..... 1,000 1,003,685
El Camino Community College District
Fountation (The)
Series 2012C , GO , 0.00% , 08/01/27
(a)
.... 3,000 2,867,993
Series 2012C , GO , 0.00% , 08/01/29
(a)
.... 2,110 1,912,371
Series 2012C , GO , 0.00% , 08/01/32
(a)
.... 700 566,819
Series 2012C , GO , 0.00% , 08/01/33
(a)
.... 125 96,829
Series 2012C , GO , 0.00% , 08/01/34
(a)
.... 3,050 2,254,233
Series 2012C , GO , 0.00% , 08/01/38
(a)
.... 14,000 8,244,313
Series 2016A , GO , 4.00% , 08/01/45 ..... 500 450,382
El Monte Union High School District, Series B,
GO, 4.00%, 06/01/46 .............. 4,100 3,699,037
Elk Grove Finance Authority
Series 2025 , 5.00% , 09/01/33 ......... 1,000 1,146,610
Series 2025 , 5.00% , 09/01/36 ......... 1,000 1,138,901
Elk Grove Unified School District
Series 2021 , GO , 2.00% , 08/01/34 ...... 2,515 2,106,705
Series 2019 , GO , 4.00% , 08/01/46 ...... 2,855 2,578,919
Series 2017 , GO , 4.00% , 08/01/46 ...... 5,950 5,374,630
Escondido Union High School District
(a)
Series 2009 , GO , 0.00% , 08/01/37 ( AG ) .. 190 118,861
Series 2011C , GO , 0.00% , 08/01/46 ..... 985 360,796
Series 2011C , GO , 0.00% , 08/01/51 ..... 1,155 321,377
Fontana Unified School District, Series A, GO,
5.00%, 08/01/41 ................. 500 539,770
Foothill-De Anza Community College District
Series 2003B , GO , 0.00% , 08/01/34
( NPFGC-IBC, FGIC )
(a)
............ 2,000 1,488,588
Series A , GO , 0.00% , 08/01/36 ( AMBAC )
(a)
1,950 1,307,007
Series 2021A , GO , 3.00% , 08/01/40 ..... 5,160 4,332,540
Series 2016 , GO , 4.00% , 08/01/40 ...... 2,000 1,963,720
Foothill-Eastern Transportation Corridor Agency
Series 1995A , RB , 0.00% , 01/01/26
(a)
.... 1,165 1,155,959
Series 1995A , RB , 0.00% , 01/01/28
(a)
.... 440 417,413
Series 1995A , RB , 0.00% , 01/01/29
(a)
.... 500 462,850
Series 1995A , RB , 0.00% , 01/01/30 ( AG-ICC,
AG-CR )
(a)
..................... 320 288,389
Series 2015A , RB , 0.00% , 01/15/33
(a)
.... 750 579,495
Series 2015A , RB , 0.00% , 01/15/34 ( AG )
(a)
5,500 4,140,970
Series 2015A , RB , 0.00% , 01/15/35 ( AG )
(a)
300 214,903
Series 2013A , RB , 0.00% , 01/15/36 ( AG )
(a)
12,490 8,477,128
Series 2013A , RB , 0.00% , 01/15/37 ( AG )
(a)
3,000 1,922,923
Series 2021A , RB , 4.00% , 01/15/46 ..... 19,000 17,254,491
Series 2013B-1 , RB , 3.95% , 01/15/53 .... 1,200 1,008,661
Fremont Unified School District
Series A , GO , 5.25% , 08/01/42 ........ 3,675 3,967,082
Series A , GO , 4.00% , 08/01/44 ........ 8,520 7,964,119
Fremont Union High School District
Series 2021A , GO , 3.00% , 08/01/40 ..... 4,000 3,362,970
Series 2015 , GO , 4.00% , 08/01/40 ...... 1,950 1,901,921
Series A , GO , 5.00% , 08/01/44 ........ 1,000 1,011,231
Fullerton Joint Union High School District, Series
2025A, GO, 4.00%, 08/01/46 ......... 5,150 4,593,977
Security
Par (000)
Par (000) Value
California (continued)
Glendale Community College District
Series B , GO , 3.00% , 08/01/47 ........ USD 500 $ 355,675
Series B , GO , 4.00% , 08/01/50 ........ 8,085 7,007,260
Glendale Unified School District, Series 2015B,
GO, 4.00%, 09/01/41 .............. 350 350,000
Grossmont Healthcare District
Series 2025F , GO , 5.00% , 07/15/35 ..... 1,000 1,154,584
Series 2025F , GO , 5.00% , 07/15/40 ..... 1,250 1,356,539
Grossmont-Cuyamaca Community College
District
Series 2008C , GO , 0.00% , 08/01/30 ( AG )
(a)
2,000 1,746,498
Series 2018B , GO , 4.00% , 08/01/47 ..... 1,000 899,514
Hayward Area Recreation & Park District, Series
A, GO, 4.00%, 08/01/46 ............ 1,000 915,432
Hayward Unified School District
Series 2025B , GO , 5.00% , 08/01/32 ( AG ) . 1,325 1,510,370
Series 2019A , GO , 4.00% , 08/01/48 ( BAM ) 1,000 886,165
Hillsborough City School District
(a)
Series B , GO , 0.00% , 09/01/30 ........ 4,995 4,407,017
Series B , GO , 0.00% , 09/01/31 ........ 5,075 4,301,563
Imperial Irrigation District Electric System, Series
2016B-1, RB, 5.00%, 11/01/46 ........ 500 504,319
Inglewood Unified School District
Series B , GO , 5.00% , 08/01/26
(c)
....... 1,500 1,532,853
Series B , GO , 5.00% , 08/01/33 ........ 1,000 1,130,821
Series B , GO , 5.00% , 08/01/35
(c)
....... 1,215 1,375,355
Series B , GO , 5.50% , 08/01/41 ........ 500 553,109
Series B , GO , 5.50% , 08/01/43 ........ 500 545,082
Irvine Ranch Water District
Series 2009B , VRDN ( Bank of America NA
LOC ), 3.58% , 09/03/25
(b)
........... 4,800 4,800,000
Series 2011A-1 , VRDN ( Bank of America NA
LOC ), 3.58% , 09/03/25
(b)
........... 1,715 1,715,000
Series 2011A-2 , VRDN ( Bank of America NA
LOC ), 3.58% , 09/03/25
(b)
........... 5,500 5,500,000
Series 2016 , 5.25% , 02/01/46 ......... 4,305 4,332,694
Lake Elsinore Facilities Financing Authority
Successor Agency, Series 2025A,
5.00%, 09/01/31 (AG)
(c)
............. 1,000 1,129,643
Lodi Unified School District, Series 2020, GO,
3.00%, 08/01/43 ................. 5,465 4,153,448
Long Beach Community College District
Series 2019C , GO , 4.00% , 08/01/45 ..... 400 362,528
Series 2012B , GO , 0.00% , 08/01/49
(a)
.... 250 159,729
Series 2019C , GO , 4.00% , 08/01/49 ..... 300 262,052
Long Beach Unified School District
Series D-1 , GO , 0.00% , 08/01/33
(a)
...... 1,750 1,265,410
Series D-1 , GO , 0.00% , 08/01/37
(a)
...... 5,290 3,085,639
Series D-1 , GO , 0.00% , 08/01/39
(a)
...... 200 102,039
Series G , GO , 5.00% , 08/01/44 ........ 1,015 1,069,407
Series B , GO , 4.00% , 08/01/45 ........ 500 451,768
Series F , GO , 3.00% , 08/01/47 ......... 1,605 1,141,717
Series C , GO , 4.00% , 08/01/47 ........ 3,500 3,102,734
Series B , GO , 3.00% , 08/01/48 ........ 5,815 4,086,931
Series C , GO , 4.00% , 08/01/48 ........ 2,910 2,563,705
Series B , GO , 3.00% , 08/01/50 ........ 7,320 5,031,406
Series C , GO , 4.00% , 08/01/53 ........ 2,085 1,795,286
Los Angeles Community College District
Series A-1 , GO , 5.00% , 08/01/27 ....... 1,800 1,903,151
Series D , GO , 5.00% , 08/01/27 ........ 10,000 10,573,061
Series D , GO , 5.00% , 08/01/28 ........ 3,625 3,937,751
Series D , GO , 5.00% , 08/01/29 ........ 2,085 2,322,734
Series E , GO , 5.00% , 08/01/29 ........ 5,000 5,570,104
Series E , GO , 5.00% , 08/01/30 ........ 5,000 5,688,536
Series K , GO , 4.00% , 08/01/36 ........ 2,435 2,438,801

Schedule of Investments
(unaudited) (continued)
August 31, 2025
iShares
®
California Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series 2016 , GO , 4.00% , 08/01/37 ...... USD 1,915 $ 1,915,829
Series K , GO , 4.00% , 08/01/37 ........ 4,325 4,326,873
Series K , GO , 4.00% , 08/01/38 ........ 1,460 1,451,986
Series K , GO , 3.00% , 08/01/39 ........ 855 739,034
Los Angeles County Facilities 2, Inc., Series
2024A, RB, 5.25%, 06/01/49 ......... 5,340 5,536,620
Los Angeles County Facilities, Inc.
Series 2018A , RB , 5.00% , 12/01/43 ..... 1,000 1,020,545
Series 2018A , RB , 4.00% , 12/01/48 ..... 500 439,227
Los Angeles County Metropolitan Transportation
Authority Sales Tax
Series 2016A , RB , 5.00% , 06/01/26 ..... 450 460,129
Series 2020A , RB , 5.00% , 06/01/27 ..... 460 484,520
Series 2021A , RB , 5.00% , 06/01/28 ..... 1,040 1,124,303
Series 2020A , RB , 5.00% , 06/01/28 ..... 200 216,261
Series 2017A , RB , 5.00% , 07/01/28 ..... 270 284,224
Series 2016A , RB , 5.00% , 06/01/29 ..... 545 556,265
Series 2021A , RB , 5.00% , 06/01/30 ..... 2,450 2,774,698
Series 2020A , RB , 5.00% , 06/01/30 ..... 1,500 1,698,711
Series 2023A , RB , 5.00% , 07/01/30 ..... 2,000 2,268,459
Series 2020A , RB , 5.00% , 06/01/31 ..... 5,680 6,381,328
Series 2020A , RB , 5.00% , 06/01/32 ..... 2,655 2,952,094
Series 2023A , RB , 5.00% , 07/01/32 ..... 2,000 2,320,761
Series 2020A , RB , 5.00% , 06/01/33 ..... 3,460 3,823,076
Series 2021A , RB , 5.00% , 06/01/33 ..... 2,020 2,280,965
Series 2023A , RB , 5.00% , 07/01/33 ..... 500 585,109
Series 2017A , RB , 5.00% , 07/01/33 ..... 1,000 1,036,753
Series 2020A , RB , 5.00% , 06/01/34 ..... 4,095 4,228,900
Series 2023A , RB , 5.00% , 07/01/34 ..... 1,155 1,339,894
Series 2019B , RB , 5.00% , 07/01/34 ..... 3,065 3,236,063
Series 2020A , RB , 4.00% , 06/01/35 ..... 3,470 3,554,311
Series 2019B , RB , 5.00% , 07/01/35 ..... 2,285 2,402,316
Series 2020A , RB , 4.00% , 06/01/37 ..... 1,250 1,260,191
Series 2024-A , RB , 5.00% , 06/01/37 ..... 4,000 4,536,064
Series 2017A , RB , 5.00% , 07/01/37 ..... 1,000 1,025,241
Series 2017A , RB , 5.00% , 07/01/38 ..... 1,390 1,420,337
Series 2017A , RB , 5.00% , 07/01/39 ..... 2,890 2,945,530
Series 2017A , RB , 5.00% , 07/01/42 ..... 2,400 2,428,557
Series 2021A , RB , 5.00% , 07/01/43 ..... 7,120 7,423,515
Series 2019A , RB , 5.00% , 07/01/44 ..... 3,770 3,858,549
Series 2021A , RB , 5.00% , 07/01/45 ..... 1,075 1,111,000
Los Angeles County Public Works Financing
Authority
Series 2025J , RB , 5.00% , 12/01/30
(c)
.... 1,150 1,310,749
Series 2024H , RB , 5.00% , 12/01/32 ..... 1,085 1,258,890
Series 2024H , RB , 5.00% , 12/01/34 ..... 1,000 1,161,574
Series 2024H , RB , 5.00% , 12/01/37 ..... 3,390 3,756,059
Series 2024H , RB , 5.00% , 12/01/39 ..... 1,500 1,625,294
Series 2025J , RB , 5.00% , 12/01/39
(c)
.... 1,750 1,908,798
Series 2025J , RB , 5.00% , 12/01/41
(c)
.... 2,000 2,129,387
Series 2025J , RB , 5.00% , 12/01/42
(c)
.... 1,500 1,579,702
Series 2019E-1 , RB , 5.00% , 12/01/44 .... 1,000 1,015,534
Series 2021F , RB , 4.00% , 12/01/46 ..... 2,000 1,736,937
Series 2024H , RB , 4.00% , 12/01/53 ..... 1,000 832,036
Series 2024H , RB , 5.25% , 12/01/53 ..... 4,970 5,150,611
Los Angeles County Sanitation Districts
Financing Authority
Series 2016A , RB , 5.00% , 10/01/31 ..... 1,640 1,677,035
Series 2015A , RB , 5.00% , 10/01/32 ..... 1,370 1,371,937
Series 2015A , RB , 5.00% , 10/01/34 ..... 1,765 1,767,302
Series 2016A , RB , 4.00% , 10/01/42 ..... 5,010 4,563,959
Los Angeles Department of Water & Power
Series 2021A , Sub-Series A-1 , RB ,
VRDN ( Royal Bank of Canada SBPA ),
3.25% , 09/03/25
(b)
............... 500 500,000
Security
Par (000)
Par (000) Value
California (continued)
Series 2018B , RB , 5.00% , 07/01/26 ..... USD 2,270 $ 2,305,275
Series 2020A , RB , 5.00% , 07/01/26 ..... 3,645 3,716,078
Series 2021C , RB , 5.00% , 07/01/26 ..... 4,815 4,889,823
Series 2022E , RB , 5.00% , 07/01/28 ..... 2,485 2,648,826
Series 2024C , RB , 5.00% , 07/01/28 ..... 4,585 4,887,271
Series 2025A , RB , 5.00% , 07/01/28 ..... 860 905,773
Series 2024E , RB , 5.00% , 07/01/28 ..... 3,500 3,730,741
Series 2018A , RB , 5.00% , 07/01/28 ..... 1,175 1,237,538
Series 2024E , RB , 5.00% , 07/01/29 ..... 1,725 1,874,058
Series 2025B , RB , 5.00% , 07/01/30 ..... 1,500 1,655,951
Series 2024E , RB , 5.00% , 07/01/30 ..... 5,000 5,519,835
Series 2017B , RB , 5.00% , 07/01/32 ..... 1,960 2,002,655
Series 2019B , RB , 5.00% , 07/01/32 ..... 1,760 1,856,915
Series 2019D , RB , 5.00% , 07/01/32 ..... 1,000 1,062,841
Series 2025B , RB , 5.00% , 07/01/32 ..... 1,385 1,544,818
Series 2025B , RB , 5.00% , 07/01/33 ..... 2,500 2,796,736
Series 2024E , RB , 5.00% , 07/01/35 ..... 1,500 1,654,353
Series 2025A , RB , 5.00% , 07/01/36 ( BAM ) 150 164,901
Series 2024A , RB , 5.00% , 07/01/36 ..... 1,750 1,901,412
Series 2024B , RB , 5.00% , 07/01/37 ..... 4,000 4,290,778
Series 2019D , RB , 5.00% , 07/01/37 ..... 3,865 3,997,192
Series 2020B , RB , 5.00% , 07/01/39 ..... 4,600 4,715,424
Series 2024E , RB , 5.00% , 07/01/39 ..... 1,250 1,316,842
Series 2022C , RB , 5.00% , 07/01/40 ..... 2,000 2,066,867
Series 2020B , RB , 5.00% , 07/01/40 ..... 1,500 1,525,742
Series 2022C , RB , 5.00% , 07/01/41 ..... 2,000 2,056,219
Series 2022C , RB , 5.00% , 07/01/42 ..... 8,185 8,358,076
Series 2016B , RB , 5.00% , 07/01/42 ..... 2,230 2,214,805
Series 2025A , RB , 5.00% , 07/01/42 ( BAM )
(c)
400 413,233
Series 2017A , RB , 5.00% , 07/01/42 ..... 695 695,307
Series 2024A , RB , 5.00% , 07/01/43 ..... 5 5,106
Series 2025A , RB , 5.00% , 07/01/43 ( BAM )
(c)
1,000 1,024,820
Series 2022C , RB , 5.00% , 07/01/43 ..... 2,400 2,440,459
Series 2024A , RB , 5.00% , 07/01/44 ..... 3,615 3,678,482
Series 2024C , RB , 5.00% , 07/01/44 ..... 1,000 1,017,561
Series 2021C , RB , 5.00% , 07/01/45 ..... 3,000 3,013,422
Series 2019A , RB , 5.00% , 07/01/45 ..... 1,510 1,504,350
Series 2016A , RB , 5.00% , 07/01/46 ..... 1,000 977,686
Series 2024D , RB , 5.00% , 07/01/47 ..... 9,750 9,833,916
Series 2017C , RB , 5.00% , 07/01/47 ..... 1,000 992,327
Series 2017A , RB , 5.00% , 07/01/47 ..... 1,000 992,326
Series 2022B , RB , 5.00% , 07/01/47 ..... 3,000 2,996,657
Series 2019C , RB , 5.00% , 07/01/49 ..... 2,455 2,417,849
Series 2025A , RB , 5.00% , 07/01/50 ..... 1,750 1,749,136
Series 2022A , RB , 5.00% , 07/01/51 ..... 2,480 2,473,956
Series 2021C , RB , 5.00% , 07/01/51 ..... 2,575 2,568,725
Series 2022B , RB , 5.00% , 07/01/52 ..... 1,000 997,323
Series 2022C , RB , 5.00% , 07/01/52 ..... 2,100 2,094,378
Series 2024C , RB , 5.00% , 07/01/54 ..... 7,750 7,703,254
Los Angeles Department of Water & Power
Water System
Series 2020B , RB , 4.00% , 07/01/27 ..... 415 425,544
Series 2025A , RB , 5.00% , 01/01/30
(c)
.... 1,595 1,719,354
Series 2018B , RB , 5.00% , 07/01/32 ..... 1,825 1,908,556
Series 2023A , RB , 5.00% , 07/01/34 ..... 1,100 1,218,010
Series 2016A , RB , 5.00% , 07/01/35 ..... 2,830 2,838,761
Series 2020C , RB , 5.00% , 07/01/36 ..... 2,695 2,834,059
Series 2017A , RB , 5.00% , 07/01/36 ..... 4,765 4,824,100
Series 2016A , RB , 5.00% , 07/01/38 ..... 1,330 1,331,567
Series 2022D , RB , 5.00% , 07/01/40 ..... 1,220 1,267,211
Series 2022C , RB , 5.00% , 07/01/40 ..... 4,130 4,289,822
Series 2017A , RB , 5.00% , 07/01/41 ..... 2,000 2,005,631
Series 2024B , RB , 5.00% , 07/01/41 ..... 3,200 3,330,984
Series 2024B , RB , 5.00% , 07/01/42 ..... 2,000 2,063,273
Series 2022B , RB , 5.00% , 07/01/42 ..... 2,310 2,365,215

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2025
iShares
®
California Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series 2018B , RB , 5.00% , 07/01/43 ..... USD 4,345 $ 4,340,653
Series 2022C , RB , 5.00% , 07/01/43 ..... 2,650 2,703,896
Series 2017A , RB , 5.00% , 07/01/44 ..... 2,000 1,997,099
Series 2021B , RB , 5.00% , 07/01/46 ..... 2,950 2,961,332
Series 2016A , RB , 5.00% , 07/01/46 ..... 5,000 4,900,915
Series 2016B , RB , 5.00% , 07/01/46 ..... 250 245,046
Series 2022D , RB , 5.00% , 07/01/47 ..... 1,330 1,333,118
Series 2018A , RB , 5.00% , 07/01/48 ..... 1,000 988,512
Series 2022B , RB , 4.00% , 07/01/49 ..... 1,000 860,145
Series 2023A , RB , 5.00% , 07/01/49 ..... 1,000 1,003,788
Series 2022B , RB , 5.00% , 07/01/52 ..... 4,760 4,760,236
Series 2023A , RB , 5.25% , 07/01/53 ..... 1,000 1,016,702
Los Angeles Unified School District
Series 2022QRR , GO , 5.00% , 07/01/26 ... 750 768,566
Series 2017A , GO , 5.00% , 07/01/26 ..... 3,625 3,714,735
Series 2024A , GO , 5.00% , 07/01/26 ..... 1,985 2,034,137
Series 2019A , GO , 5.00% , 07/01/26 ..... 2,500 2,561,886
Series 2025A , GO , 5.00% , 07/01/27 ..... 5,000 5,275,702
Series 2020C , GO , 5.00% , 07/01/27 ..... 1,070 1,129,000
Series 2019A , GO , 5.00% , 07/01/27 ..... 1,170 1,234,514
COP , 5.00% , 10/01/27 .............. 1,000 1,057,841
Series 2020RYQ , GO , 5.00% , 07/01/28 ... 1,145 1,240,721
Series 2018B-1 , GO , 5.00% , 07/01/28 .... 1,455 1,555,626
Series 2023QRR , GO , 5.00% , 07/01/28 ... 2,865 3,104,512
Series 2019A , GO , 5.00% , 07/01/28 ..... 3,945 4,274,800
Series 2020A , GO , 5.00% , 07/01/28 ..... 875 948,149
Series 2016B , GO , 2.00% , 07/01/29 ..... 6,640 6,424,693
Series 2022QRR , GO , 5.00% , 07/01/29 ... 1,000 1,109,925
Series 2023QRR , GO , 5.00% , 07/01/29 ... 3,500 3,884,738
Series 2024A , GO , 5.00% , 07/01/29 ..... 3,180 3,529,562
Series 2019A , GO , 5.00% , 07/01/29 ..... 1,850 2,053,361
Series 2020C , GO , 5.00% , 07/01/30 ..... 1,225 1,388,572
Series 2018B-1 , GO , 5.00% , 07/01/30 .... 1,245 1,319,660
Series 2016B , GO , 5.00% , 07/01/30 ..... 1,000 1,019,703
Series 2021A , GO , 5.00% , 07/01/30 ..... 205 232,373
COP , 5.00% , 10/01/30 .............. 2,000 2,252,560
Series 2020C , GO , 4.00% , 07/01/31 ..... 1,000 1,060,274
Series 2024A , GO , 5.00% , 07/01/31 ..... 10,000 11,493,699
Series 2018B-1 , GO , 5.00% , 07/01/31 .... 500 526,816
Series 2019A , GO , 5.00% , 07/01/31 ..... 1,000 1,096,448
Series 2021A , GO , 4.00% , 07/01/32 ..... 440 465,717
Series 2024A , GO , 5.00% , 07/01/32 ..... 1,010 1,173,737
Series 2025A-1 , GO , 5.00% , 07/01/32 .... 5,000 5,810,577
Series 2019A , GO , 5.00% , 07/01/32 ..... 1,500 1,630,337
Series 2020A , GO , 5.00% , 07/01/33 ..... 6,020 6,686,421
Series 2024A , GO , 5.00% , 07/01/33 ..... 3,500 4,105,350
Series 2024A , GO , 5.00% , 07/01/34 ..... 16,820 19,746,000
Series 2024QRR , GO , 5.00% , 07/01/35 ... 1,000 1,164,596
Series 2022QRR , GO , 5.00% , 07/01/36 ... 1,000 1,118,899
Series 2020RYQ , GO , 4.00% , 07/01/37 ... 3,500 3,532,641
Series 2018B-1 , GO , 5.00% , 07/01/37 .... 1,000 1,031,749
COP , 5.00% , 10/01/37 .............. 785 885,670
Series 2020C , GO , 3.00% , 07/01/38 ..... 1,000 879,897
Series 2020C , GO , 4.00% , 07/01/39 ..... 2,620 2,593,504
Series 2025A , GO , 5.00% , 07/01/39 ..... 5,000 5,502,738
Series 2020RYQ , GO , 4.00% , 07/01/40 ... 3,010 2,934,725
Series 2018B-1 , GO , 5.25% , 07/01/42 .... 3,075 3,138,259
Series 2023QRR , GO , 5.00% , 07/01/43 ... 2,575 2,705,838
Series 2020RYQ , GO , 4.00% , 07/01/44 ... 3,000 2,739,532
Series 2022QRR , GO , 5.25% , 07/01/47 ... 750 781,515
Series 2023QRR , GO , 5.25% , 07/01/48 ... 10,000 10,434,329
Los Gatos Union School District
Series 2025 , GO , 4.13% , 08/01/54 ...... 1,000 887,195
Series 2025 , GO , 4.13% , 08/01/55 ...... 2,500 2,210,781
Security
Par (000)
Par (000) Value
California (continued)
Manteca Unified School District, Series C, GO,
5.25%, 08/01/42 ................. USD 1,000 $ 1,095,874
Marin Community College District, Series B, GO,
4.00%, 08/01/40 ................. 2,400 2,466,005
Mendocino-Lake Community College District,
Series B, GO, 0.00%, 08/01/51 (AG)
(a)
.... 250 68,366
Menlo Park City School District
Series 2010 , GO , 0.00% , 07/01/44
(a)
..... 435 438,032
Series 2025A , GO , 4.00% , 07/01/53 ..... 5,000 4,349,864
Metropolitan Water District of Southern California
Series 2017A , RB , 2.50% , 07/01/26 ..... 230 229,784
Series 2019A , RB , 5.00% , 07/01/26 ..... 1,260 1,291,296
Series 2019A , RB , 5.00% , 07/01/27 ..... 790 833,707
Series 2011C , RB , 5.00% , 10/01/27 ..... 980 1,041,496
Series 2022A , RB , 5.00% , 10/01/27 ..... 175 185,981
Series 2022B , RB , 3.00% , 07/01/28 ..... 5,000 5,086,375
Series 2022A , RB , 5.00% , 10/01/29 ..... 2,000 2,236,383
Series 2022B , RB , 3.00% , 07/01/30 ..... 725 738,884
Series 2016A , RB , 5.00% , 07/01/30 ..... 1,000 1,009,377
Series 2022A , RB , 5.00% , 10/01/33 ..... 1,000 1,152,857
Series 2019A , RB , 5.00% , 07/01/34 ..... 2,020 2,158,904
Series 2019A , RB , 5.00% , 07/01/37 ..... 1,000 1,048,627
Series 2025A , RB , 5.00% , 04/01/38
(c)
.... 1,500 1,688,368
Series 2019A , RB , 5.00% , 07/01/38 ..... 1,015 1,058,729
Series 2020C , RB , 5.00% , 07/01/39 ..... 355 376,180
Series 2020C , RB , 5.00% , 07/01/40 ..... 3,490 3,667,980
Series 2020A , RB , 5.00% , 10/01/45 ..... 1,000 1,022,772
Series 2023A , RB , 5.00% , 04/01/48 ..... 2,500 2,594,226
Series 2024C , RB , 5.00% , 04/01/49 ..... 6,990 7,269,675
Series 2020A , RB , 5.00% , 10/01/49 ..... 2,915 2,966,062
Miracosta Community College District, Series B,
GO, 4.00%, 08/01/45 .............. 3,000 2,857,236
Modesto High School District, Series B, GO,
5.25%, 08/01/50 ................. 1,500 1,575,885
Modesto Irrigation District
Series 2019B , RB , 5.00% , 10/01/30 ..... 250 272,806
Series 2023A , RB , 5.25% , 10/01/48 ..... 1,000 1,046,692
Moreno Valley Unified School District
(c)
Series A , GO , 5.00% , 08/01/26 ( BAM ) .... 785 804,638
Series A , GO , 5.25% , 08/01/45 ( BAM ) .... 1,120 1,184,294
Mount Diablo Unified School District
Series 2025 , GO , 5.00% , 08/01/31 ...... 1,000 1,148,299
Series 2025 , GO , 5.00% , 08/01/35 ...... 500 584,462
Mount San Antonio Community College District
Series 2013A , GO , 5.87% , 08/01/28 ..... 5,025 5,478,221
Series 2013A , GO , 0.00% , 08/01/43
(a)
.... 2,235 2,144,838
Series 2024D , GO , 4.00% , 08/01/46 ..... 6,250 5,645,620
Series 2024D , GO , 4.00% , 08/01/49 ..... 10,355 9,104,854
Mountain View-Whisman School District, Series
B, GO, 4.00%, 09/01/42 ............ 250 254,693
Municipal Improvement Corp. of Los Angeles
Series 2016B , RB , 5.00% , 11/01/29 ..... 5,330 5,483,820
Series 2016B , RB , 5.00% , 11/01/30 ..... 800 821,877
Series 2016B , RB , 5.00% , 11/01/32 ..... 1,055 1,079,934
New Haven Unified School District, Series A,
GO, 5.00%, 08/01/50
(c)
............. 1,000 1,022,084
Newport Mesa Unified School District
(a)
Series 2007 , GO , 0.00% , 08/01/31 ( NPFGC ) 1,135 964,061
Series 2011 , GO , 0.00% , 08/01/32 ...... 4,000 3,265,546
Series 2011 , GO , 0.00% , 08/01/34 ...... 3,715 2,774,767
Series 2011 , GO , 0.00% , 08/01/35 ...... 2,000 1,420,541
Series 2011 , GO , 0.00% , 08/01/36 ...... 2,625 1,766,991
Series 2011 , GO , 0.00% , 08/01/38 ...... 500 298,450
Series 2017 , GO , 0.00% , 08/01/44 ...... 1,000 391,846

Schedule of Investments
(unaudited) (continued)
August 31, 2025
iShares
®
California Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Norman Y Mineta San Jose International Airport
SJC, Series 2017B, RB, 5.00%, 03/01/47 .. USD 2,000 $ 2,002,338
North Orange County Community College
District
Series 2003B , GO , 0.00% , 08/01/27
( NPFGC )
(a)
.................... 3,000 2,878,868
Series B , GO , 4.00% , 08/01/44 ........ 6,500 5,948,677
Series C , GO , 4.00% , 08/01/44 ........ 2,625 2,408,351
Northern California Sanitation Agencies
Financing Authority
Series 2020A , RB , 5.00% , 12/01/27 ..... 750 799,329
Series 2021 , RB , 5.00% , 12/01/31 ...... 1,250 1,438,732
Series 2021 , RB , 5.00% , 12/01/33 ...... 1,270 1,436,540
Series 2021 , RB , 3.00% , 12/01/34 ...... 1,500 1,452,065
Series 2024A , RB , 5.00% , 12/01/35 ..... 6,000 6,969,683
Series 2024A , RB , 5.00% , 12/01/36 ..... 1,200 1,375,135
Series 2020A , RB , 5.00% , 12/01/50 ..... 4,105 4,169,396
Northern California Transmission Agency, Series
2016A, RB, 5.00%, 05/01/37 ......... 3,150 3,178,026
Norwalk-La Mirada Unified School District,
Series 2009E, GO, 0.00%, 08/01/38 (AG)
(a)
2,030 1,135,179
Oakland Unified School District
Series 2015 , GO , 5.00% , 08/01/26 ( AG ) .. 6,710 6,715,571
Series 2016 , GO , 5.00% , 08/01/29 ...... 10,125 10,346,354
Ohlone Community College District, Series C,
GO, 4.00%, 08/01/45 .............. 1,250 1,129,421
Orange County Local Transportation Authority
Sales Tax
Series 2025 , RB , 5.00% , 02/15/28
(c)
..... 1,820 1,952,244
Series 2019 , RB , 5.00% , 02/15/30 ...... 500 548,247
Series 2019 , RB , 4.00% , 02/15/38 ...... 3,365 3,369,521
Series 2019 , RB , 5.00% , 02/15/41 ...... 1,500 1,554,856
Orange County Sanitation District
Series 2021A , RB , 5.00% , 02/01/26 ..... 2,005 2,028,257
Series 2022A , COP , 5.00% , 02/01/33 .... 1,000 1,124,708
Orange County Water District
Series 2003A , COP , VRDN ( Bank of America
NA LOC ), 2.65% , 09/10/25
(b)
........ 20,000 20,000,000
Series 2017A , RB , 4.00% , 08/15/41 ..... 2,755 2,653,095
Palo Alto Unified School District, Series 2008-2,
GO, 0.00%, 08/01/31
(a)
............. 3,450 2,935,538
Palomar Community College District
Series 2017 , GO , 4.00% , 08/01/45 ...... 1,615 1,465,965
Series D , GO , 4.00% , 08/01/46 ........ 1,070 963,495
Peninsula Corridor Joint Powers Board Measure
RR Sales Tax
Series 2022A , RB , 5.00% , 06/01/47 ..... 2,025 2,071,216
Series 2022A , RB , 5.00% , 06/01/51 ..... 1,190 1,209,468
Peralta Community College District
Series 2025 , GO , 5.00% , 08/01/28
(c)
..... 500 542,147
Series 2025 , GO , 5.00% , 08/01/29 ...... 500 554,879
Series 2025 , GO , 5.00% , 08/01/30 ...... 625 708,348
Placentia-Yorba Linda Unified School District
(a)
Series D , GO , 0.00% , 08/01/40 ........ 500 257,851
Series D , GO , 0.00% , 08/01/42 ........ 200 91,872
Series D , GO , 0.00% , 08/01/46 ........ 1,300 460,611
Pleasanton Unified School District
Series 2025 , GO , 5.00% , 08/01/27 ...... 750 791,527
Series 2025 , GO , 4.25% , 08/01/46 ...... 1,000 962,280
Port of Los Angeles
Series 2019B , RB , 5.00% , 08/01/26 ..... 2,030 2,081,715
Series 2016C , RB , 4.00% , 08/01/39 ..... 1,000 1,016,942
Poway Unified School District
(a)
Series A , GO , 0.00% , 08/01/27 ........ 2,500 2,389,112
Series A , GO , 0.00% , 08/01/31 ........ 790 665,287
Security
Par (000)
Par (000) Value
California (continued)
Series A , GO , 0.00% , 08/01/32 ........ USD 450 $ 363,710
Series B , GO , 0.00% , 08/01/33 ........ 2,800 2,164,179
Series B , GO , 0.00% , 08/01/34 ........ 7,165 5,283,432
Series B , GO , 0.00% , 08/01/35 ........ 500 350,012
Series B , GO , 0.00% , 08/01/36 ........ 1,000 662,277
Series B , GO , 0.00% , 08/01/38 ........ 755 441,737
Series B , GO , 0.00% , 08/01/39 ........ 8,335 4,595,094
Series B , GO , 0.00% , 08/01/46 ........ 7,940 2,765,310
Series B , GO , 0.00% , 08/01/51 ........ 5,000 1,325,263
Rancho Santiago Community College District,
Series C, GO, 0.00%, 09/01/29 (AG)
(a)
... 4,000 3,612,133
Redding Joint Powers Financing Authority,
Series 2025A, RB, 5.00%, 06/01/50 ..... 1,000 1,017,845
Redondo Beach Unified School District, Series
A, GO, 5.00%, 08/01/50 ............ 1,000 1,028,469
Redwoods Community College District
Series 2025 , GO , 5.25% , 08/01/50 ( BAM ) . 2,000 2,084,807
Series 2025 , GO , 5.25% , 08/01/54 ( BAM )
(c)
1,000 1,040,275
Rio Hondo Community College District
Series 2010C , GO , 6.63% , 08/01/42 ..... 1,210 1,436,658
Series 2010C , GO , 6.85% , 08/01/42 ..... 2,960 3,563,786
Riverside Community College District
Series 2025A , GO , 5.00% , 08/01/26 ..... 1,000 1,027,500
Series 2025A , GO , 5.00% , 08/01/27
(c)
.... 1,000 1,057,500
Series 2025A , GO , 5.00% , 08/01/28 ..... 600 652,711
Series 2019 , GO , 3.00% , 08/01/38 ...... 2,040 1,759,159
Series 2025A , GO , 4.00% , 08/01/50 ..... 1,750 1,530,146
Series 2025A , GO , 4.00% , 08/01/54
(c)
.... 585 504,188
Riverside County Public Financing Authority,
Series 2015, RB, 5.25%, 11/01/45 ...... 500 502,381
Riverside County Transportation Commission
Series 2021B-1 , RB , 4.00% , 06/01/37 .... 2,384 2,349,851
Series 2021B-1 , RB , 4.00% , 06/01/40 .... 1,100 1,030,021
Series B , RB , 0.00% , 06/01/41
(a)
....... 2,500 1,185,646
Series 2021B-1 , RB , 4.00% , 06/01/46 .... 6,020 5,153,232
Series 2021B-1 , RB , 3.00% , 06/01/49 .... 2,000 1,370,061
Riverside County Transportation Commission
Sales Tax
Series 2017B , RB , 5.00% , 06/01/29 ..... 1,500 1,596,512
Series 2017B , RB , 5.00% , 06/01/30 ..... 2,775 2,946,570
Series 2017B , RB , 5.00% , 06/01/32 ..... 450 474,576
Series 2017B , RB , 5.00% , 06/01/37 ..... 1,020 1,059,040
Series 2017B , RB , 5.00% , 06/01/38 ..... 1,520 1,575,151
Series 2017A , RB , 5.00% , 06/01/39 ..... 410 420,728
Series 2017B , RB , 5.00% , 06/01/39 ..... 1,000 1,033,385
Riverside Unified School District, Series B, GO,
4.00%, 08/01/42 ................. 1,000 926,612
Rowland Unified School District, Series 2009B,
GO, 0.00%, 08/01/39
(a)
............. 1,000 535,501
Sacramento Area Flood Control Agency, Series
2016A, 5.00%, 10/01/47 ............ 1,000 1,003,081
Sacramento City Financing Authority, Series E,
RB, 5.25%, 12/01/30 (AMBAC) ........ 6,690 7,416,499
Sacramento City Unified School District, Series
2022A, GO, 5.50%, 08/01/52 (BAM) ..... 7,945 8,233,336
Sacramento Metropolitan Fire District, Series
2025A, GO, 4.00%, 08/01/48 ......... 6,920 6,244,510
Sacramento Municipal Utility District
Series 2022J , RB , 5.00% , 08/15/26 ..... 265 272,455
Series 2021I , RB , 5.00% , 08/15/27 ...... 1,000 1,058,096
Series 2019G , RB , 5.00% , 08/15/30 ..... 1,000 1,107,346
Series 2025F , RB , VRDN 5.00% , 10/15/31
(b)
5,000 5,621,260
Series 2025E , RB , VRDN 5.00% , 10/15/32
(b) (c)
2,750 3,121,086
Series 2020H , RB , 5.00% , 08/15/35 ..... 2,480 2,699,293
Series 2023K , RB , 5.00% , 08/15/44 ..... 1,785 1,857,826

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2025
iShares
®
California Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series 2024M , RB , 5.00% , 11/15/49 ..... USD 3,500 $ 3,600,496
Series 2020H , RB , 5.00% , 08/15/50 ..... 2,090 2,123,087
Series 2023K , RB , 5.00% , 08/15/53 ..... 4,445 4,543,524
Series 2024M , RB , 5.00% , 11/15/54 ..... 5,000 5,115,223
Sacramento Transportation Authority Sales Tax
Series 2023 , RB , 5.00% , 10/01/28 ...... 1,500 1,635,561
Series 2023 , RB , 5.00% , 10/01/29 ...... 2,000 2,233,052
Series 2023 , RB , 5.00% , 10/01/32 ...... 1,750 2,035,613
Series 2023 , RB , 5.00% , 10/01/33 ...... 5,265 6,180,353
San Bernardino Community College District
Series 2025 , GO , 5.00% , 08/01/28 ...... 2,350 2,550,179
Series 2009B , GO , 0.00% , 08/01/44
(a)
.... 9,500 3,783,656
Series 2019A , GO , 4.00% , 08/01/44 ..... 500 519,443
San Diego Association of Governments, Series
2019A, RB, 5.00%, 11/15/26 ......... 2,350 2,362,871
San Diego Association of Governments
South Bay Expressway, Series 2017A, RB,
5.00%, 07/01/42 ................. 3,000 3,031,737
San Diego Community College District
Series 2016 , GO , 5.00% , 08/01/27 ...... 555 570,431
Series 2016 , GO , 5.00% , 08/01/28 ...... 1,450 1,489,467
Series 2016 , GO , 5.00% , 08/01/30 ...... 650 666,982
Series 2016 , GO , 5.00% , 08/01/31 ...... 2,035 2,088,167
Series 2016 , GO , 4.00% , 08/01/32 ...... 500 508,563
Series 2016 , GO , 4.00% , 08/01/41 ...... 3,500 3,559,937
Series 2016 , GO , 5.00% , 08/01/41 ...... 6,250 6,413,291
Series A-1 , GO , 4.00% , 08/01/50 ....... 9,000 7,987,718
Series A-1 , GO , 5.00% , 08/01/55 ....... 5,000 5,140,245
San Diego County Regional Airport Authority
Series 2019A , RB , 5.00% , 07/01/35 ..... 1,500 1,591,151
Series 2019A , RB , 5.00% , 07/01/36 ..... 5,800 6,119,961
Series 2019A , RB , 5.00% , 07/01/39 ..... 2,000 2,074,151
Series A , RB , 5.00% , 07/01/42 ......... 1,000 1,010,559
Series 2019A , RB , 5.00% , 07/01/44 ..... 400 406,218
Series 2021A , RB , 4.00% , 07/01/46 ..... 2,000 1,801,467
Series 2019A , RB , 5.00% , 07/01/49 ..... 1,400 1,397,963
Series 2021A , RB , 4.00% , 07/01/56 ..... 1,000 857,573
San Diego County Regional Transportation
Commission
Series 2023A , RB , 5.00% , 04/01/28 ..... 1,300 1,399,212
Series 2023A , RB , 5.00% , 04/01/30 ..... 1,375 1,552,494
Series 2016A , RB , 5.00% , 04/01/32 ..... 1,835 1,858,506
Series 2023A , RB , 5.00% , 04/01/35 ..... 1,500 1,718,554
Series 2016A , RB , 5.00% , 04/01/48 ..... 2,115 2,123,982
Series 2021B , RB , 5.00% , 04/01/48 ..... 4,380 4,473,827
San Diego County Water Authority
Series 2021S-1 , RB , 5.00% , 05/01/28 .... 4,730 5,064,066
Series 2021B , RB , 4.00% , 05/01/38 ..... 2,500 2,505,254
Series 2022A , RB , 5.00% , 05/01/47 ..... 2,000 2,057,125
Series 2022A , RB , 5.00% , 05/01/52 ..... 1,570 1,599,515
San Diego Public Facilities Financing Authority
Series 2016B , RB , 5.00% , 08/01/27 ..... 1,535 1,573,440
Series 2016A , RB , 5.00% , 05/15/29 ..... 500 509,242
Series 2025A , RB , 5.00% , 08/01/41
(c)
.... 2,000 2,172,719
Series 2025A , RB , 5.00% , 08/01/42 ..... 2,000 2,149,596
Series 2018A , RB , 5.00% , 08/01/43 ..... 500 507,242
Series A , RB , 5.00% , 10/15/44 ......... 1,000 1,000,340
Series 2021A , RB , 5.00% , 10/15/46 ..... 1,000 1,017,064
Series 2023A , RB , 5.25% , 08/01/48 ..... 4,080 4,278,887
Series 2024A , RB , 5.00% , 05/15/54 ..... 6,265 6,418,382
Series 2024A , RB , 5.00% , 10/15/54 ..... 3,995 4,055,099
San Diego Unified School District
Series 2025R-8A , GO , 5.00% , 07/01/27 .. 2,000 2,108,797
Series 2022O-2 , GO , 5.00% , 07/01/29 ... 4,000 4,443,310
Series 2016R-5 , GO , 5.00% , 07/01/29 ... 5,760 5,884,992
Security
Par (000)
Par (000) Value
California (continued)
Series 2010C , GO , 0.00% , 07/01/30
(a)
.... USD 1,840 $ 1,620,332
Series R-1 , GO , 0.00% , 07/01/31
(a)
...... 1,820 1,532,442
Series SR-1 , GO , 4.00% , 07/01/31 ...... 500 503,776
Series 2012E , GO , 0.00% , 07/01/32
(a)
.... 3,440 2,776,646
Series SR-1 , GO , 4.00% , 07/01/32 ...... 220 221,212
Series 2025SR-5B , GO , 5.00% , 07/01/32 . 5,260 6,103,206
Series 2010C , GO , 0.00% , 07/01/35
(a)
.... 300 212,741
Series 2010C , GO , 0.00% , 07/01/36
(a)
.... 3,240 2,180,781
Series 2020D-2 , GO , 3.00% , 07/01/37 ... 2,400 2,174,526
Series 2010C , GO , 0.00% , 07/01/38
(a)
.... 1,930 1,159,766
Series 2010C , GO , 0.00% , 07/01/39
(a)
.... 4,350 2,459,368
Series 2020D-2 , GO , 3.00% , 07/01/39 ... 1,030 885,433
Series R-2 , GO , 0.00% , 07/01/40
(a)
...... 800 799,209
Series R-2 , GO , 0.00% , 07/01/41
(a)
...... 450 439,407
Series 2024ZR-5A , GO , 5.00% , 07/01/41 .. 1,000 1,082,319
Series 2010C , GO , 0.00% , 07/01/42
(a)
.... 3,215 1,497,885
Series 2012E , GO , 0.00% , 07/01/42
(a)
.... 1,340 1,026,326
Series 2019L , GO , 4.00% , 07/01/44 ..... 2,015 1,852,770
Series 2010C , GO , 0.00% , 07/01/45
(a)
.... 2,780 1,083,278
Series 2024ZR-5A , GO , 5.00% , 07/01/45 .. 1,200 1,255,319
Series 2010C , GO , 0.00% , 07/01/46
(a)
.... 1,860 687,461
Series 2021N-2 , GO , 3.00% , 07/01/46 ... 3,000 2,217,014
Series 2010C , GO , 0.00% , 07/01/47
(a)
.... 1,100 384,943
Series 2012E , GO , 0.00% , 07/01/47
(a)
.... 3,025 2,262,948
Series 2010C , GO , 0.00% , 07/01/47
(a)
.... 780 710,830
Series 2017I , GO , 4.00% , 07/01/47 ...... 5,675 5,024,750
Series 2010C , GO , 0.00% , 07/01/48
(a)
.... 1,100 995,488
Series 2023A-3 , GO , 5.00% , 07/01/48 .... 7,750 7,992,508
Series 2012E , GO , 0.00% , 07/01/49
(a)
.... 4,000 1,215,874
Series 2019L , GO , 4.00% , 07/01/49 ..... 1,000 873,660
Series 2020M-2 , GO , 3.00% , 07/01/50 ... 8,055 5,695,269
Series 2020D-2 , GO , 4.00% , 07/01/50 ... 5,085 4,459,617
Series 2021E-2 , GO , 4.00% , 07/01/51 .... 2,300 2,005,098
Series 2023G-3 , GO , 4.00% , 07/01/53 ... 12,285 10,778,875
San Francisco Bay Area Rapid Transit District
Series 2015D , GO , 4.00% , 08/01/33 ..... 2,250 2,250,649
Series 2020C-1 , GO , 4.00% , 08/01/35 ... 1,000 1,014,094
Series 2020C-1 , GO , 3.00% , 08/01/36 ... 4,025 3,688,438
Series 2020C-1 , GO , 3.00% , 08/01/38 ... 1,625 1,411,337
Series A-1 , GO , 4.00% , 08/01/42 ....... 1,000 924,519
Series 2025E-1 , GO , 5.00% , 08/01/43
(c)
... 1,000 1,061,856
Series A-1 , GO , 5.00% , 08/01/47 ....... 1,015 1,022,540
Series 2019B-1 , GO , 3.00% , 08/01/49 .... 3,700 2,653,434
Series 2020C-1 , GO , 3.00% , 08/01/50 ... 2,600 1,832,430
San Francisco Bay Area Rapid Transit District
Sales Tax
Series 2015A , RB , 5.00% , 07/01/27 ..... 5,765 5,772,706
Series 2019A , RB , 4.00% , 07/01/35 ..... 3,800 3,809,351
Series 2019A , RB , 4.00% , 07/01/36 ..... 3,170 3,175,472
Series 2019A , RB , 4.00% , 07/01/37 ..... 1,000 1,000,026
Series 2019A , RB , 4.00% , 07/01/38 ..... 2,000 1,976,354
Series 2019A , RB , 3.00% , 07/01/44 ..... 1,200 915,019
San Francisco City & County Airport Comm-San
Francisco International Airport
Series 2016A , RB , 5.00% , 05/01/26 ..... 1,000 1,017,206
Series 2019D , RB , 5.00% , 05/01/31 ..... 1,230 1,332,882
Series 2021-2B , RB , 5.00% , 05/01/32 .... 350 392,061
Series 2021-2B , RB , 5.00% , 05/01/34 .... 2,200 2,423,527
Series 2019D , RB , 5.00% , 05/01/35 ..... 1,955 2,076,971
Series 2020-2B , RB , 4.00% , 05/01/37 .... 4,000 4,040,280
Series 2025B , RB , 5.00% , 05/01/37 ..... 1,000 1,121,034
Series 2016C , RB , 5.00% , 05/01/46 ..... 8,850 8,853,074
Series 2017B , RB , 5.00% , 05/01/47 ..... 1,500 1,498,337
Series 2018E , RB , 5.00% , 05/01/48 ..... 2,000 2,003,069
Series 2019B , RB , 5.00% , 05/01/49 ..... 3,000 3,013,741

Schedule of Investments
(unaudited) (continued)
August 31, 2025
iShares
®
California Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series 2024B , RB , 5.00% , 05/01/49 ..... USD 1,180 $ 1,201,515
Series 2019-2F , RB , 5.00% , 05/01/50 .... 745 747,842
Series 2022-2B , RB , 5.00% , 05/01/52 .... 1,500 1,517,028
San Francisco City & County Public Utilities
Commission Power, Series 2021A, RB,
4.00%, 11/01/51 ................. 2,090 1,775,235
San Francisco City & County Public Utilities
Commission Wastewater
Series 2022B , RB , 5.00% , 10/01/25 ..... 2,280 2,285,277
Series 2016A , RB , 5.00% , 10/01/27 ..... 530 531,084
Series 2023A , RB , 5.00% , 10/01/28 ..... 3,195 3,489,646
Series 2023A , RB , 5.00% , 10/01/30 ..... 5,000 5,720,380
Series 2013B , RB , 4.00% , 10/01/42 ..... 2,175 2,026,176
Series 2018A , RB , 4.00% , 10/01/43 ..... 1,000 917,514
Series 2018B , RB , 5.00% , 10/01/43 ..... 1,000 1,018,703
Series 2021A , RB , 5.00% , 10/01/45 ..... 2,485 2,545,786
Series 2021A , RB , 4.00% , 10/01/47 ..... 2,000 1,761,323
Series 2024C , RB , 5.00% , 10/01/49 ..... 3,500 3,585,847
Series 2024C , RB , 5.00% , 10/01/54 ..... 6,480 6,591,563
Series 2024D , RB , 5.00% , 10/01/54 ..... 2,000 2,034,433
San Francisco City & County Redevelopment
Agency Successor Agency, Series 2023B,
5.00%, 08/01/48 (AG) .............. 2,250 2,300,509
San Francisco Community College District
(c)
Series 2025 , GO , 5.00% , 06/15/27 ...... 5,195 5,445,367
Series 2025 , GO , 5.00% , 06/15/31 ...... 6,000 6,795,007
San Francisco County Transportation Authority
Sales Tax, Series 2017, RB, 4.00%, 02/01/26 1,480 1,491,291
San Francisco Municipal Transportation Agency
Series 2017 , RB , 4.00% , 03/01/46 ...... 740 658,808
Series 2021C , RB , 4.00% , 03/01/51 ..... 2,400 2,072,918
San Francisco Unified School District, Series A,
GO, 5.00%, 06/15/27 .............. 3,600 3,774,145
San Joaquin County Transportation Authority
Measure K Sales Tax, Series 2017, RB,
4.00%, 03/01/41 ................. 500 473,104
San Joaquin Hills Transportation Corridor
Agency
Series 1993 , RB , 0.00% , 01/01/26
(a)
..... 280 277,936
Series 1997A , RB , 0.00% , 01/15/26
( NPFGC )
(a)
.................... 400 395,572
RB , 0.00% , 01/01/28
(a)
.............. 750 713,471
Series 2021A , RB , 5.00% , 01/15/31 ..... 1,500 1,655,597
Series 2021A , RB , 5.00% , 01/15/33 ..... 8,830 9,706,082
Series 2021A , RB , 4.00% , 01/15/34 ..... 3,107 3,190,453
San Jose Evergreen Community College District,
Series B, GO, 3.00%, 09/01/40 ........ 1,250 1,044,535
San Jose Financing Authority, Series 2022B, RB,
5.00%, 11/01/52 ................. 2,300 2,353,641
San Jose Unified School District
(a)
Series C , GO , 0.00% , 08/01/27 ( NPFGC ) . 2,000 1,917,793
Series 2002C , GO , 0.00% , 08/01/28
( NPFGC ) ..................... 1,455 1,362,648
Series C , GO , 0.00% , 08/01/29 ( NPFGC ) . 1,060 966,679
Series C , GO , 0.00% , 08/01/30 ( NPFGC ) . 3,150 2,782,937
Series C , GO , 0.00% , 06/01/31 ( NPFGC ) . 400 342,760
San Juan Unified School District
Series 2019N , GO , 4.00% , 08/01/29 ..... 5,000 5,066,995
Series 2019 , GO , 4.00% , 08/01/31 ...... 3,250 3,276,584
Series 2025 , GO , 5.25% , 08/01/43 ...... 2,185 2,355,981
Series 2025 , GO , 5.25% , 08/01/44 ...... 1,835 1,967,326
Series 2022 , GO , 4.00% , 08/01/46 ...... 1,095 960,201
San Marcos Unified School District
Series A , GO , 0.00% , 08/01/28
(a)
....... 655 610,254
Series 2025 , GO , 5.00% , 08/01/31
(c)
..... 440 505,252
Security
Par (000)
Par (000) Value
California (continued)
Series 2025 , GO , 5.00% , 08/01/36 ...... USD 300 $ 345,632
Series B , GO , 0.00% , 08/01/38
(a)
....... 565 327,577
Series B , GO , 0.00% , 08/01/47
(a)
....... 1,370 468,618
San Mateo County Community College District
Series 2006B , GO , 0.00% , 09/01/26
( NPFGC )
(a)
.................... 1,550 1,517,574
Series 2006B , GO , 0.00% , 09/01/30
( NPFGC )
(a)
.................... 4,500 3,970,286
Series A , GO , 0.00% , 09/01/30 ( NPFGC )
(a)
2,000 1,764,571
Series 2006B , GO , 0.00% , 09/01/32
( NPFGC )
(a)
.................... 5,020 4,103,919
Series 2006B , GO , 0.00% , 09/01/35
( NPFGC )
(a)
.................... 3,380 2,406,773
Series 2015A , GO , 5.00% , 09/01/45 ..... 775 775,000
San Mateo County Transit District, Series 2025A,
RB, 5.00%, 06/01/32 .............. 1,000 1,159,382
San Mateo County Transit District Sales Tax,
Series 2020B, RB, VRDN (Bank of America
NA LOC), 3.25%, 09/03/25
(b)
......... 4,800 4,800,000
San Mateo Foster City Public Financing
Authority, Series 2019, RB, 5.00%, 08/01/49 3,000 3,072,080
San Mateo Foster City School District
Series A , GO , 0.00% , 08/01/42
(a)
....... 2,235 2,389,288
Series B , GO , 4.00% , 08/01/51 ........ 10,000 8,785,208
San Mateo Union High School District
(a)
Series 2011A , GO , 0.00% , 09/01/33 ..... 500 494,629
Series 2011A , GO , 0.00% , 09/01/41 ..... 1,915 1,952,112
Series 2011A , GO , 0.00% , 07/01/51 ..... 1,755 1,282,580
San Ysidro School District, Series 2025A, GO,
5.00%, 08/01/44 (BAM) ............ 3,000 3,125,199
Sanger Unified School District, COP,
5.00%, 06/01/45 (AG) .............. 1,000 1,008,748
Santa Barbara Community College District,
Series 2025A, GO, 6.00%, 08/01/55 ..... 2,000 2,243,812
Santa Barbara Finance Authority, Series 2024,
RB, 4.00%, 05/15/57 .............. 2,000 1,696,167
Santa Barbara Secondary High School District,
Series 2011A, GO, 0.00%, 08/01/40
(a)
.... 1,755 872,489
Santa Barbara Unified School District, Series A,
GO, 4.00%, 08/01/41 .............. 2,000 1,890,748
Santa Clara County Financing Authority
Series 2016Q , RB , 3.00% , 05/15/34 ..... 7,735 7,300,791
Series 2016Q , RB , 3.00% , 05/15/35 ..... 2,300 2,125,010
Santa Clara Unified School District, Series 2019,
GO, 3.00%, 07/01/36 .............. 3,370 3,078,336
Santa Clara Valley Transportation Authority
Series 2023A , RB , 5.00% , 04/01/27 ..... 1,005 1,052,935
Series 2023A , RB , 5.00% , 04/01/28 ..... 1,000 1,076,317
Series 2023A , RB , 5.00% , 04/01/36 ..... 1,000 1,127,042
Santa Clara Valley Water District
Series A , RB , 5.00% , 06/01/46 ......... 1,410 1,411,413
Series 2024A-1 , RB , 5.00% , 06/01/52 .... 2,500 2,581,715
Santa Clara Valley Water District Safe Clean
Water
Series 2022B , COP , 5.00% , 12/01/26 .... 1,825 1,885,554
Series 2022A , RB , 5.00% , 08/01/47 ..... 1,000 1,030,411
Santa Clarita Community College District, Series
2019, GO, 3.00%, 08/01/49 .......... 1,660 1,173,285
Santa Monica Community College District
Series 2018A , GO , 4.00% , 08/01/39 ..... 565 558,354
Series 2018A , GO , 5.00% , 08/01/43 ..... 2,590 2,638,140
Series 2018A , GO , 4.00% , 08/01/47 ..... 4,485 4,060,351
Santa Monica-Malibu Unified School District
Series A , GO , 3.00% , 08/01/49 ........ 1,500 1,067,503
Series B , GO , 4.00% , 08/01/50 ........ 1,000 885,751

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2025
iShares
®
California Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Simi Valley Unified School District, Series
2007C, GO, 0.00%, 08/01/32 (AG)
(a)
..... USD 10,000 $ 8,125,028
Sonoma County Junior College District
Series B , GO , 3.00% , 08/01/41 ........ 1,500 1,193,996
Series A , GO , 5.00% , 08/01/41 ........ 4,770 4,849,484
South San Francisco Unified School District,
Series 2016C, GO, 4.00%, 09/01/37 ..... 1,000 1,000,000
Southern California Public Power Authority
Series 2020-3 , RB , VRDN ( Bank of America
NA SBPA ), 3.80% , 09/03/25
(b)
....... 9,150 9,150,000
Series 2015C , RB , 5.00% , 07/01/26 ..... 1,070 1,071,651
Series 2025B , RB , VRDN 3.70% , 07/01/27
(b)
2,500 2,513,386
Series 2023-1 , RB , 5.00% , 07/01/28 ..... 2,610 2,784,278
Series 2023-1 , RB , 5.00% , 07/01/29 ..... 1,000 1,087,172
Series 2024A , RB , 5.00% , 07/01/29 ..... 770 837,123
Series 2025-2 , RB , VRDN
5.00% , 07/01/29
(b) (c)
.............. 875 930,709
Series 2023-1 , RB , 5.00% , 07/01/30 ..... 3,000 3,311,901
Series 2024A , RB , 5.00% , 07/01/34 ..... 2,500 2,803,686
Series 2024A , RB , 5.00% , 07/01/35 ..... 2,500 2,788,150
Series 2024-1 , RB , 5.00% , 07/01/46 ..... 3,000 3,030,579
Series 2024-1 , RB , 5.00% , 07/01/49 ..... 3,485 3,494,626
Series 2024-1 , RB , 5.00% , 07/01/53 ..... 6,400 6,372,289
Southwestern Community College District
Series 2025A , GO , 5.25% , 08/01/27
(c)
.... 1,750 1,855,745
Series 2004 , GO , 0.00% , 08/01/28
( NPFGC )
(a)
.................... 2,500 2,325,194
Series C , GO , 0.00% , 08/01/41
(a)
....... 650 317,333
Series C , GO , 0.00% , 08/01/46
(a)
....... 6,730 2,377,047
Series A , GO , 4.00% , 08/01/47 ........ 2,000 1,799,027
State of California
GO , 5.00% , 09/01/25 ............... 1,005 1,005,000
Series B , GO , 5.00% , 09/01/25 ........ 1,015 1,015,000
GO , 5.00% , 10/01/25 ............... 16,580 16,616,706
Series 2017 , GO , 4.00% , 11/01/25 ...... 240 240,699
GO , 5.00% , 11/01/25 ............... 800 803,628
GO , 5.00% , 12/01/25 ............... 4,485 4,515,890
GO , 5.00% , 04/01/26 ............... 1,165 1,184,232
GO , 5.00% , 08/01/26 ............... 9,720 9,931,408
Series 2016 , GO , 5.00% , 08/01/26 ...... 2,280 2,339,719
GO , 5.00% , 09/01/26 ............... 14,850 15,275,628
Series C , GO , 5.00% , 09/01/26 ........ 3,500 3,506,784
GO , 5.00% , 10/01/26 ............... 14,340 14,738,698
Series 2017 , GO , 5.00% , 11/01/26 ...... 2,500 2,583,654
Series 2003 , GO , 5.00% , 02/01/27 ( AMBAC ) 200 208,147
GO , 4.00% , 03/01/27 ............... 5,000 5,142,533
GO , 5.00% , 03/01/27 ............... 10 10,020
GO , 5.00% , 04/01/27 ............... 680 711,000
Series 2016 , GO , 5.00% , 08/01/27 ...... 760 779,996
Series C , GO , 5.00% , 08/01/27 ........ 3,350 3,534,710
GO , 5.00% , 08/01/27 ............... 2,120 2,160,447
GO , 5.00% , 09/01/27 ............... 7,055 7,345,716
GO , 4.00% , 10/01/27 ............... 1,740 1,806,758
GO , 5.00% , 10/01/27 ............... 8,665 9,014,549
Series 2020 , GO , 5.00% , 11/01/27 ...... 1,200 1,273,584
Series 2017 , GO , 5.00% , 11/01/27 ...... 1,325 1,406,250
GO , 5.00% , 11/01/27 ............... 9,600 10,188,676
GO , 5.00% , 12/01/27 ............... 6,780 7,211,255
GO , 5.00% , 08/01/28 ............... 12,355 12,921,973
GO , 4.00% , 09/01/28 ............... 1,450 1,469,332
Series 2024 , GO , 5.00% , 09/01/28 ...... 895 969,386
GO , 5.00% , 09/01/28 ............... 5,500 5,880,270
Series C , GO , 5.00% , 09/01/28 ........ 805 806,496
GO , 5.00% , 10/01/28 ............... 10,295 11,171,805
GO , 5.00% , 11/01/28 ............... 5,135 5,582,852
Security
Par (000)
Par (000) Value
California (continued)
GO , 5.00% , 12/01/28 ............... USD 4,040 $ 4,400,601
GO , 3.00% , 03/01/29 ............... 1,000 1,000,193
GO , 5.00% , 03/01/29 ............... 3,115 3,410,916
GO , 5.00% , 04/01/29 ............... 4,375 4,799,225
GO , 5.00% , 08/01/29 ............... 4,440 4,852,146
Series 2016 , GO , 5.00% , 08/01/29 ...... 1,920 1,966,326
GO , 4.00% , 09/01/29 ............... 10,005 10,671,965
GO , 5.00% , 09/01/29 ............... 6,680 6,855,754
GO , 5.00% , 10/01/29 ............... 11,115 12,248,947
GO , 5.00% , 11/01/29 ............... 1,500 1,665,065
GO , 5.00% , 12/01/29 ............... 2,405 2,673,615
GO , 5.00% , 03/01/30 ............... 170 189,505
GO , 5.00% , 04/01/30 ............... 3,175 3,518,894
GO , 4.00% , 08/01/30 ............... 5,000 5,052,950
GO , 5.00% , 08/01/30 ............... 1,545 1,647,857
Series C , GO , 5.00% , 08/01/30 ........ 100 104,983
Series C , GO , 5.00% , 09/01/30 ........ 5,675 5,684,459
GO , 5.00% , 10/01/30 ............... 2,000 2,254,598
Series 2017 , GO , 5.00% , 11/01/30 ...... 4,680 4,938,307
GO , 5.00% , 11/01/30 ............... 9,275 10,471,372
GO , 5.00% , 03/01/31 ............... 1,000 1,107,672
GO , 5.00% , 04/01/31 ............... 6,415 7,263,881
GO , 5.00% , 08/01/31 ............... 1,450 1,647,374
GO , 5.25% , 08/01/31 ............... 1,680 1,682,866
GO , 5.00% , 09/01/31 ............... 5,060 5,507,356
Series 2024 , GO , 5.00% , 09/01/31 ...... 3,000 3,411,098
GO , 5.00% , 10/01/31 ............... 695 784,119
Series 2017 , GO , 5.00% , 11/01/31 ...... 3,000 3,151,694
GO , 5.00% , 11/01/31 ............... 16,830 18,671,115
GO , 5.00% , 03/01/32 ............... 2,500 2,745,467
GO , 5.00% , 04/01/32 ............... 6,805 7,697,016
GO , 5.00% , 08/01/32 ............... 5,525 6,330,774
Series 2007 , GO , 5.25% , 08/01/32 ( AG ) .. 1,825 2,087,576
GO , 5.00% , 09/01/32 ............... 16,325 18,345,349
Series 2024 , GO , 5.00% , 09/01/32 ...... 5,000 5,733,199
GO , 3.00% , 10/01/32 ............... 820 802,393
GO , 5.00% , 10/01/32 ............... 2,750 3,059,907
GO , 5.00% , 11/01/32 ............... 2,550 2,822,386
GO , 5.00% , 12/01/32 ............... 775 787,639
GO , 5.00% , 03/01/33 ............... 4,690 5,109,737
GO , 5.00% , 04/01/33 ............... 6,400 7,224,944
GO , 5.00% , 08/01/33 ............... 4,000 4,075,327
GO , 4.00% , 09/01/33 ............... 3,560 3,580,798
Series 2024 , GO , 5.00% , 09/01/33 ...... 6,045 6,965,876
GO , 5.00% , 09/01/33 ............... 4,215 4,633,793
GO , 4.00% , 10/01/33 ............... 2,855 3,008,107
GO , 5.00% , 10/01/33 ............... 55 55,073
GO , 5.00% , 03/01/34 ............... 3,600 3,899,810
Series 2024 , GO , 4.00% , 09/01/34 ...... 5,000 5,379,330
GO , 4.00% , 09/01/34 ............... 865 868,160
GO , 5.00% , 09/01/34 ............... 3,935 4,008,803
GO , 3.00% , 10/01/34 ............... 1,900 1,860,464
GO , 4.00% , 10/01/34 ............... 1,535 1,606,351
GO , 5.00% , 10/01/34 ............... 5,230 5,916,805
GO , 3.00% , 11/01/34 ............... 7,475 7,310,673
Series 2017 , GO , 4.00% , 11/01/34 ...... 3,300 3,340,895
GO , 5.00% , 11/01/34 ............... 1,000 1,057,129
GO , 5.00% , 12/01/34 ............... 1,780 1,941,434
GO , 5.00% , 04/01/35 ............... 1,000 1,062,744
GO , 5.00% , 08/01/35 ............... 7,900 8,549,767
Series 2024 , GO , 5.00% , 09/01/35 ...... 4,470 5,065,379
GO , 5.00% , 09/01/35 ............... 4,085 4,154,760
GO , 3.00% , 10/01/35 ............... 1,850 1,743,156
GO , 4.00% , 10/01/35 ............... 1,735 1,792,815
GO , 5.00% , 10/01/35 ............... 5,000 5,051,199

Schedule of Investments
(unaudited) (continued)
August 31, 2025
iShares
®
California Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
GO , 4.00% , 03/01/36 ............... USD 11,285 $ 11,518,487
GO , 5.00% , 08/01/36 ............... 1,890 1,973,365
GO , 5.00% , 09/01/36 ............... 2,000 2,030,805
GO , 3.00% , 10/01/36 ............... 11,000 10,108,834
GO , 4.00% , 10/01/36 ............... 4,225 4,289,804
GO , 5.00% , 10/01/36 ............... 6,535 7,237,121
Series 2017 , GO , 5.00% , 11/01/36 ...... 3,290 3,388,837
GO , 4.00% , 03/01/37 ............... 3,815 3,852,253
GO , 5.00% , 08/01/37 ............... 2,125 2,208,751
Series 2024 , GO , 4.00% , 09/01/37 ...... 2,700 2,745,730
GO , 4.00% , 09/01/37 ............... 3,505 3,486,752
GO , 5.00% , 09/01/37 ............... 8,000 8,780,908
Series 2024 , GO , 5.00% , 09/01/37 ...... 8,775 9,677,455
Series 2019 , GO , 3.00% , 10/01/37 ...... 1,375 1,233,223
GO , 5.00% , 11/01/37 ............... 3,000 3,260,049
GO , 5.00% , 08/01/38 ............... 2,250 2,275,281
GO , 5.00% , 09/01/38 ............... 5,565 6,068,640
GO , 4.00% , 11/01/38 ............... 4,950 4,953,748
GO , 5.00% , 09/01/39 ............... 8,125 8,744,824
GO , 4.00% , 10/01/39 ............... 3,500 3,474,526
GO , 5.00% , 10/01/39 ............... 1,000 1,078,384
GO , 5.25% , 10/01/39 ............... 4,125 4,157,097
GO , 4.00% , 11/01/39 ............... 2,500 2,489,409
GO , 5.00% , 11/01/39 ............... 3,505 3,619,676
GO , 4.00% , 03/01/40 ............... 2,000 1,971,360
GO , 4.00% , 11/01/40 ............... 1,150 1,132,934
GO , 4.00% , 10/01/41 ............... 7,895 7,686,356
GO , 5.00% , 10/01/41 ............... 2,425 2,537,985
Series 2022 , GO , 4.00% , 04/01/42 ...... 1,680 1,599,651
Series 2022 , GO , 5.00% , 04/01/42 ...... 1,515 1,585,431
GO , 5.00% , 09/01/42 ............... 5,000 5,245,319
GO , 5.00% , 10/01/42 ............... 10,765 11,361,839
GO , 4.00% , 09/01/43 ............... 13,070 12,359,353
GO , 5.00% , 09/01/43 ............... 4,000 4,201,056
Series 2024 , GO , 5.00% , 09/01/43 ...... 5,000 5,275,348
GO , 2.38% , 12/01/43 ............... 925 637,740
Series 2024 , GO , 5.00% , 09/01/44 ...... 1,000 1,048,992
GO , 4.00% , 11/01/44 ............... 975 890,517
GO , 4.00% , 03/01/45 ............... 500 453,010
GO , 5.00% , 04/01/45 ............... 3,145 3,204,320
GO , 4.00% , 08/01/45 ............... 250 226,262
GO , 5.00% , 08/01/45 ............... 3,400 3,401,766
GO , 5.00% , 10/01/45 ............... 1,145 1,190,072
GO , 3.00% , 03/01/46 ............... 1,000 748,294
GO , 4.00% , 03/01/46 ............... 9,960 9,007,194
GO , 5.00% , 08/01/46 ............... 6,500 6,532,906
GO , 5.00% , 09/01/46 ............... 1,000 1,005,541
GO , 5.00% , 12/01/46 ............... 2,000 2,050,589
GO , 5.25% , 09/01/47 ............... 5,045 5,266,302
GO , 5.00% , 10/01/47 ............... 3,850 3,859,546
Series 2017 , GO , 4.00% , 11/01/47 ...... 1,500 1,335,731
Series 2024 , GO , 5.00% , 09/01/48 ...... 2,000 2,074,385
GO , 4.13% , 03/01/49 ............... 655 611,128
GO , 5.00% , 08/01/49 ............... 4,740 4,914,375
GO , 5.50% , 08/01/49 ............... 3,275 3,527,118
GO , 3.00% , 03/01/50 ............... 505 360,401
GO , 4.00% , 10/01/50 ............... 2,500 2,210,242
GO , 3.00% , 11/01/50 ............... 1,500 1,065,978
GO , 2.38% , 10/01/51 ............... 2,000 1,206,662
GO , 3.00% , 04/01/52 ............... 2,000 1,412,181
GO , 4.25% , 09/01/52 ............... 1,310 1,212,602
GO , 5.25% , 09/01/53 ............... 7,000 7,291,165
GO , 5.25% , 08/01/54 ............... 500 525,290
GO , 5.50% , 08/01/54 ............... 5,000 5,354,993
GO , 5.00% , 03/01/55 ............... 11,505 11,879,805
Security
Par (000)
Par (000) Value
California (continued)
State of California Department of Water
Resources
Series AS , RB , 5.00% , 12/01/25 ........ USD 2,315 $ 2,323,618
Series BB , RB , 5.00% , 12/01/25 ........ 240 241,731
Series BB , RB , 5.00% , 12/01/26 ........ 1,900 1,971,512
Series BG , RB , 5.00% , 12/01/27 ....... 5,000 5,339,261
Series BG , RB , 5.00% , 12/01/28
(c)
...... 5,000 5,483,668
Series AW , RB , 5.00% , 12/01/28 ....... 1,040 1,076,580
Series AW , RB , 5.00% , 12/01/29 ....... 4,730 4,886,467
Series AW , RB , 5.00% , 12/01/30 ....... 4,700 4,844,451
Series BD , RB , 5.00% , 12/01/31 ....... 2,555 2,923,163
Series BA , RB , 5.00% , 12/01/32 ........ 2,540 2,751,234
Series BA , RB , 5.00% , 12/01/33 ........ 1,500 1,615,014
Series BB , RB , 5.00% , 12/01/33 ........ 2,045 2,279,918
Series AW , RB , 5.00% , 12/01/33 ....... 1,050 1,087,574
Series BD , RB , 4.00% , 12/01/34 ....... 2,005 2,106,286
Series AW , RB , 4.00% , 12/01/35 ....... 1,000 1,002,666
Series BD , RB , 4.00% , 12/01/35 ....... 3,000 3,133,323
Series BA , RB , 5.00% , 12/01/35 ........ 580 639,707
Stockton Public Financing Authority, Series
2018A, RB, 5.00%, 10/01/32 (BAM) ..... 1,745 1,847,677
Stockton Unified School District
Series 2025A , GO , 5.00% , 08/01/40 ( BAM ) 1,000 1,086,842
Series 2025A , GO , 5.00% , 08/01/41 ( BAM ) 1,000 1,071,087
Series 2025A , GO , 5.00% , 08/01/42 ( BAM ) 1,195 1,263,393
Series 2025A , GO , 5.00% , 08/01/49 ( BAM ) 3,500 3,561,467
Sunnyvale School District, Series 2015, GO,
4.00%, 09/01/42 ................. 500 470,651
Tamalpais Union High School District, Series
2025A, GO, 4.00%, 08/01/48 ......... 2,000 1,823,428
Temecula Valley Unified School District, Series
2021-D, GO, 3.00%, 08/01/47 ......... 1,500 1,083,018
Tustin Unified School District, Series 2025, GO,
5.00%, 08/01/26 ................. 1,000 1,026,763
Ukiah Unified School District, Series 2006, GO,
0.00%, 08/01/28 (NPFGC)
(a)
.......... 1,000 927,672
Union Sanitary District Financing Authority,
Series 2025A, RB, 5.00%, 03/15/30 ..... 1,895 2,134,748
University of California
Series 2013AL-1 , RB , VRDN
3.55% , 09/03/25
(b)
............... 10,000 10,000,000
Series 2022S , RB , 5.00% , 05/15/26 ..... 1,000 1,020,488
Series 2025BZ , RB , 5.00% , 05/15/26
(c)
... 15,000 15,309,439
Series 2024BX , RB , 5.00% , 05/15/26 .... 1,000 1,020,629
Series 2021BH , RB , 5.00% , 05/15/26 .... 1,190 1,214,549
Series 2023BN , RB , 5.00% , 05/15/28 .... 1,000 1,079,952
Series 2024BS , RB , 5.00% , 05/15/28 .... 2,000 2,159,905
Series 2018O , RB , 4.00% , 05/15/29 ..... 500 521,794
Series 2022S , RB , 5.00% , 05/15/29 ..... 3,005 3,325,607
Series 2025BZ , RB , 5.00% , 05/15/30 .... 5,000 5,647,440
Series 2022S , RB , 5.00% , 05/15/30 ..... 3,000 3,385,594
Series 2017AY , RB , 5.00% , 05/15/31 .... 1,000 1,043,116
Series 2021Q , RB , 5.00% , 05/15/32 ..... 3,855 4,363,492
Series 2024BS , RB , 5.00% , 05/15/32 .... 3,000 3,463,523
Series 2017AY , RB , 4.00% , 05/15/33 .... 4,000 4,054,449
Series 2017M , RB , 5.00% , 05/15/33 ..... 1,000 1,035,782
Series 2023BN , RB , 5.00% , 05/15/33 .... 1,125 1,306,350
Series 2024BW , RB , 5.00% , 05/15/33 .... 7,255 8,424,504
Series 2020BE , RB , 5.00% , 05/15/33 .... 2,000 2,204,572
Series 2016AR , RB , 5.00% , 05/15/34 .... 1,005 1,019,125
Series 2023BQ , RB , 5.00% , 05/15/35 .... 9,585 10,797,717
Series 2024BV , RB , 5.00% , 05/15/35 .... 4,000 4,563,354
Series 2017AV , RB , 5.00% , 05/15/35 .... 2,500 2,573,986
Series 2016K , RB , 5.00% , 05/15/35 ..... 500 506,433
Series 2025BZ , RB , 5.00% , 05/15/35 .... 5,000 5,773,580

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2025
iShares
®
California Muni Bond ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Par (000)
Par (000) Value
California (continued)
Series 2021Q , RB , 4.00% , 05/15/36 ..... USD 2,100 $ 2,151,606
Series 2017AV , RB , 5.00% , 05/15/36 .... 1,100 1,128,277
Series 2017AY , RB , 5.00% , 05/15/36 .... 2,135 2,191,666
Series 2018AZ , RB , 5.00% , 05/15/36 .... 750 779,327
Series 2020BE , RB , 4.00% , 05/15/37 .... 1,000 1,012,473
Series 2024BV , RB , 5.00% , 05/15/37 .... 2,500 2,769,724
Series 2024BS , RB , 5.00% , 05/15/37 .... 3,000 3,323,668
Series 2025BZ , RB , 5.00% , 05/15/37 .... 2,175 2,432,318
Series 2017AY , RB , 5.00% , 05/15/37 .... 4,650 4,756,538
Series 2024BV , RB , 5.00% , 05/15/38 .... 2,500 2,730,748
Series 2021Q , RB , 4.00% , 05/15/39 ..... 2,500 2,473,538
Series 2024BV , RB , 5.00% , 05/15/39 .... 8,800 9,540,997
Series 2020BE , RB , 4.00% , 05/15/40 .... 665 650,610
Series 2021Q , RB , 4.00% , 05/15/40 ..... 2,500 2,440,536
Series 2024BV , RB , 5.00% , 05/15/40 .... 3,615 3,884,247
Series 2025CA , RB , 5.00% , 05/15/40 .... 3,000 3,244,564
Series 2023BN , RB , 5.50% , 05/15/40 .... 19,000 20,967,116
Series 2023BN , RB , 5.00% , 05/15/41 .... 4,000 4,231,718
Series 2016AR , RB , 5.00% , 05/15/41 .... 970 976,008
Series 2022S , RB , 5.00% , 05/15/42 ..... 1,720 1,791,405
Series 2017AV , RB , 5.00% , 05/15/42 .... 2,405 2,429,059
Series 2023BN , RB , 5.00% , 05/15/42 .... 6,570 6,894,850
Series 2017AV , RB , 5.25% , 05/15/42 .... 5,000 5,071,941
Series 2024BV , RB , 5.00% , 05/15/43 .... 4,000 4,192,961
Series 2018AZ , RB , 5.00% , 05/15/43 .... 5,630 5,710,824
Series 2023BN , RB , 5.00% , 05/15/44 .... 2,630 2,731,734
Series 2016K , RB , 4.00% , 05/15/46 ..... 3,000 2,679,298
Series 2021BH , RB , 4.00% , 05/15/46 .... 1,000 888,944
Series 2021Q , RB , 5.00% , 05/15/46 ..... 3,000 3,061,541
Series 2017M , RB , 4.00% , 05/15/47 ..... 250 220,530
Series 2020BE , RB , 4.00% , 05/15/47 .... 7,250 6,355,120
Series 2017M , RB , 5.00% , 05/15/47 ..... 1,165 1,170,235
Series 2019BB , RB , 5.00% , 05/15/49 .... 1,500 1,502,397
Series 2017AV , RB , 5.00% , 05/15/49 .... 1,500 1,505,958
Series 2021Q , RB , 3.00% , 05/15/51 ..... 7,000 4,906,095
Series 2021BH , RB , 4.00% , 05/15/51 .... 2,020 1,727,431
Series 2017M , RB , 5.00% , 05/15/52 ..... 250 250,678
Series 2022BK , RB , 5.00% , 05/15/52 .... 6,000 6,064,988
Series 2024BW , RB , 5.00% , 05/15/54 .... 3,000 3,059,295
Series 2018O , RB , 5.00% , 05/15/58 ..... 1,000 999,927
Series 2018AZ , RB , 5.25% , 05/15/58 .... 500 503,588
Series 2018O , RB , 5.50% , 05/15/58 ..... 500 506,838
Upper Santa Clara Valley Joint Powers Authority
Series 2020A , RB , 4.00% , 08/01/45 ..... 1,100 1,000,031
Series 2020A , RB , 4.00% , 08/01/50 ..... 3,000 2,635,037
Ventura Unified School District
Series B , GO , 4.25% , 08/01/51 ........ 1,000 921,588
Series 2022A , GO , 4.00% , 08/01/52 ..... 4,430 3,851,483
Security
Par (000)
Par (000) Value
California (continued)
Victor Valley Union High School District, Series
2009A, GO, 5.75%, 08/01/31 (AG) ...... USD 1,025 $ 1,053,635
Vista Unified School District, Series 2022B, GO,
5.25%, 08/01/48 (BAM) ............ 6,000 6,242,866
Walnut Valley Unified School District, Series C,
GO, 4.00%, 08/01/51 .............. 2,000 1,746,257
West Contra Costa Unified School District
Series 2025A , GO , 5.00% , 08/01/29 ..... 2,000 2,193,165
Series 2025A , GO , 5.00% , 08/01/30 ..... 2,000 2,227,805
Series 2023 , GO , 5.00% , 08/01/35 ( BAM ) . 1,000 1,112,517
Series 2024B , GO , 5.00% , 08/01/49 ( BAM ) 6,320 6,407,744
West Valley-Mission Community College District,
Series 2015B, GO, 4.00%, 08/01/40 ..... 250 247,382
Westminster School District, Series 2013A, GO,
0.00%, 08/01/52 (BAM)
(a)
............ 6,380 4,238,300
William S Hart Union High School District
(a)
Series 2005B , GO , 0.00% , 09/01/29 ( AG ) . 2,345 2,120,959
Series A , GO , 0.00% , 08/01/33 ........ 990 764,502
Series B , GO , 0.00% , 08/01/34 ( AG ) ..... 1,250 924,676
Yosemite Community College District, Series
2010D, GO, 0.00%, 08/01/38
(a)
........ 3,610 2,165,748
3,342,990,702
Total Long-Term Investments — 99 .6%
(Cost: $ 3,445,047,442 ) ............................ 3,342,990,702
Shares
Shares
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Liquidity MuniCash Funds:
Institutional Shares , 2.73%
(d) (e)
......... 76,765 76,769
Total Short-Term Securities — 0.0%
(Cost: $ 76,769 ) ................................. 76,769
Total Investments — 99 .6%
(Cost: $ 3,445,124,211 ) ............................ 3,343,067,471
Other Assets Less Liabilities — 0.4% .................... 12,203,146
Net Assets — 100.0% ...............................
$ 3,355,270,617
(a)
Zero-coupon bond.
(b)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(c)
When-issued security.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
02/28/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/25
Shares
Held at
08/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity MuniCash
Funds: Institutional Shares $ 116,854 $ — $ (40,085)
(a)
$ — $ — $ 76,769 76,765 $ 6,525 $ —
— —
(a)
Represents net amount purchased (sold).

Schedule of Investments
(unaudited) (continued)
August 31, 2025
iShares
®
California Muni Bond ETF
Schedule of Investments

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Municipal Bonds ......................................... $ — $ 3,342,990,702 $ — $ 3,342,990,702
Short-Term Securities
Money Market Funds ...................................... 76,769 — — 76,769
$ 76,769 $ 3,342,990,702 $ — $ 3,343,067,471

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited)
August 31, 2025
iShares
®
Long-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Municipal Bonds
Alabama — 2.3%
Alabama Federal Aid Highway Finance Authority,
Series 2025A, RB, 5.00%, 03/01/45 ..... USD 200 $ 206,979
City of Mobile, Series 2025A, GO,
5.00%, 02/15/45 ................. 100 102,762
County of Jefferson
Series 2024, RB, 5.25%, 10/01/49 ...... 100 100,293
Series 2024, RB, 5.50%, 10/01/53 ...... 100 101,875
Elmore County Board of Education, RB,
3.00%, 08/01/44 ................. 100 72,722
584,631
Arizona — 0.9%
City of Phoenix Civic Improvement Corp., Series
2020A, RB, 5.00%, 07/01/40 ......... 110 113,896
Salt River Project Agricultural Improvement
& Power District, Series 2023A, RB,
5.00%, 01/01/47 ................. 100 102,044
215,940
California — 15.5%
Alameda County Fire Department, Series 2025,
GO, 5.25%, 06/01/55 .............. 100 105,179
California Enterprise Development Authority,
Series 2024, RB, 4.00%, 06/01/54 ...... 100 84,244
California Infrastructure & Economic
Development Bank, Series 2023, RB,
4.00%, 10/01/44 ................. 165 157,773
California School Facilities Financing Authority,
Series 2009A, RB, 0.00%, 08/01/49 (AG)
(a)
. 150 41,538
California State Public Works Board, Series
2021C, RB, 4.00%, 11/01/46 ......... 220 197,073
California State University, Series 2025A, RB,
5.25%, 11/01/50 ................. 150 157,115
Cerritos Community College District, Series
2021D, GO, 2.38%, 08/01/44 ......... 100 66,943
City of Los Angeles Department of Airports,
Series 2025D, RB, 5.25%, 05/15/51 ..... 100 104,109
City of Los Angeles Wastewater System, Series
2025A, RB, 5.25%, 06/01/50 ......... 200 208,540
City of Oakland, Series 2023D, GO,
5.50%, 07/15/53 ................. 100 104,185
City of San Francisco, Series 2023AB, Sub-
Series B, RB, 5.25%, 11/01/48 ........ 225 234,533
Clovis Unified School District, Series C, GO,
4.00%, 08/01/48 ................. 155 136,083
Fontana Unified School District, Series A, GO,
5.25%, 08/01/50 ................. 100 104,735
Livermore Valley Joint Unified School District,
Series 2021, GO, 4.00%, 08/01/47 ...... 150 129,267
Los Angeles County Public Works Financing
Authority, Series 2022G, RB, 5.00%, 12/01/40 60 63,053
Los Angeles Department of Water & Power
Series 2024B, RB, 5.00%, 07/01/38 ..... 100 105,792
Series 2024A, RB, 5.00%, 07/01/39 ..... 100 105,095
Series 2019D, RB, 5.00%, 07/01/44 ..... 50 49,927
Los Angeles Unified School District, Series
2024QRR, GO, 5.00%, 07/01/43 ....... 150 158,370
Mount San Antonio Community College District,
Series 2024D, GO, 4.00%, 08/01/49 ..... 150 131,891
Rio Hondo Community College District, Series
2022D, GO, 0.00%, 08/01/44
(a)
........ 200 76,937
Sacramento City Unified School District, Series
2022A, GO, 5.50%, 08/01/47 (BAM) ..... 130 135,483
Security
Par (000)
Par (000) Value
California (continued)
Salinas Union High School District, Series B,
GO, 4.00%, 08/01/45 .............. USD 150 $ 135,530
San Bernardino Community College District
Series F, GO, 0.00%, 08/01/49
(a)(b)
...... 150 42,161
Series B, GO, 5.00%, 08/01/49 ........ 120 121,433
San Diego Public Facilities Financing Authority,
Series 2025A, RB, 5.00%, 08/01/55
(b)
.... 100 102,637
San Diego Unified School District, Series 2012E,
GO, 0.00%, 07/01/49
(a)
............. 125 37,996
State of California
GO, 5.00%,  08/01/39 ............... 200 218,146
GO, 4.00%, 03/01/40 ............... 100 98,568
Series 2024, GO, 5.00%, 09/01/43 ...... 35 36,927
GO, 3.00%, 11/01/50 ............... 250 177,663
GO, 3.00%, 04/01/52 ............... 200 141,218
University of California
Series 2025CC, RB, 5.00%, 05/15/45 .... 85 88,581
Series 2020BE, RB, 4.00%, 05/15/47 .... 75 65,743
3,924,468
Colorado — 3.1%
Adams & Weld Counties School District No. 27J
Brighton, Series 2024A, GO, 5.00%, 12/01/47
(SAW) ....................... 100 102,215
City & County of Denver, Series 2021A, RB,
4.00%, 08/01/51 ................. 100 84,327
Colorado School of Mines, Series 2022B, RB,
5.25%, 12/01/52 (AG) .............. 150 154,160
Denver City & County School District No. 1,
Series 2025C, GO, 5.50%, 12/01/47 (SAW) 100 106,857
Mesa County Valley School District No. 51 Grand
Junction, Series 2025, GO, 5.25%, 12/01/49
(SAW) ....................... 100 103,676
State of Colorado
Series 2019O, COP, 4.00%, 03/15/44 .... 100 89,461
Series 2021S, COP, 4.00%, 03/15/46 .... 150 131,943
772,639
Connecticut — 0.4%
State of Connecticut Special Tax, Series 2024A-
2, RB, 5.00%, 07/01/39 ............. 100 108,100
Delaware — 0.5%
University of Delaware, Series 2019A, RB,
5.00%, 11/01/44 ................. 110 115,530
District of Columbia — 1.2%
District of Columbia, Series 2019A, GO,
5.00%, 10/15/44 ................. 140 141,269
District of Columbia Income Tax, Series 2022A,
RB, 5.00%, 07/01/47 .............. 50 50,646
Washington Metropolitan Area Transit Authority,
Series 2024A, RB, 5.00%, 07/15/56 ..... 100 100,683
292,598
Florida — 4.4%
City of Fort Lauderdale, Series 2023B, RB,
5.50%, 09/01/53 ................. 65 68,659
City of Lakeland, Series 2021, RB,
5.00%, 10/01/48 ................. 120 122,544
County of Miami-Dade, Series 2024A, RB,
5.00%, 04/01/51 ................. 65 65,580
County of Miami-Dade Seaport Department
Series 2021B-2, RB, 4.00%, 10/01/43 .... 100 90,793
Series 2021, Sub-Series A-2, RB,
4.00%, 10/01/49 ................ 35 30,418

Schedule of Investments
(unaudited) (continued)
August 31, 2025
iShares
®
Long-Term National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Florida (continued)
County of Miami-Dade Transit System
Series 2020A, RB, 4.00%,  07/01/46 ..... USD 115 $ 101,350
Series 2022, RB, 5.00%, 07/01/52 ...... 60 60,939
County of Miami-Dade Water & Sewer System,
Series 2019B, RB, 3.00%, 10/01/49 ..... 200 138,631
JEA Water & Sewer System, Series 2024A, RB,
5.50%, 10/01/54 ................. 140 147,935
School District of Broward County, Series 2022,
GO, 5.00%, 07/01/51 .............. 100 100,492
State of Florida Department of Transportation
Turnpike System, Series 2024B, RB,
4.00%, 07/01/44 ................. 215 193,785
1,121,126
Georgia — 0.4%
Municipal Electric Authority of Georgia, Series
2020, RB, 5.00%, 01/01/50 .......... 100 98,698
Idaho — 0.9%
Idaho Housing & Finance Association
Series 2024A, RB, 5.00%, 08/15/48 ..... 100 101,526
Series 2025A, RB, 4.00%, 08/15/50
(b)
.... 150 128,584
230,110
Illinois — 3.9%
Chicago O'Hare International Airport, Series
2023, RB, 5.25%, 01/01/39 (BAM) ...... 100 105,994
Chicago Transit Authority Sales Tax Receipts
Fund
Series 2024A, RB, 5.00%, 12/01/41 ..... 20 20,611
Series 2022A, RB, 5.00%, 12/01/57 ..... 250 240,121
City of Chicago, Series 2024A, GO,
5.00%, 01/01/45 ................. 150 140,682
County of Cook, Series 2024, RB,
5.00%, 11/15/43 ................. 120 121,004
Illinois Finance Authority, Series 2024A, RB,
5.25%, 04/01/45 ................. 100 102,975
State of Illinois
Series 2023B, GO, 5.25%, 05/01/38 ..... 160 167,905
Series 2021A, GO, 5.00%, 03/01/46 ..... 100 96,969
996,261
Indiana — 1.4%
Indiana Finance Authority
Series 2019A, RB, 5.00%, 02/01/39 ..... 160 164,466
Series 2021-1, RB, 3.00%, 10/01/40 ..... 115 93,238
Merrillville Multi School Building Corp., Series
2022, RB, 5.00%, 01/15/42 (ST INTERCEPT) 100 103,617
361,321
Kansas — 0.4%
Wyandotte County Unified School District
No. 500 Kansas City, Series 2025, GO,
5.25%, 09/01/55 (BAM) ............ 100 101,843
Kentucky — 0.9%
Kentucky State Property & Building Commission,
Series A, RB, 5.00%, 04/01/45 ........ 110 111,809
Scott County School District Finance Corp.,
Series 2022, RB, 5.00%, 09/01/41 (BAM) .. 100 103,345
215,154
Maryland — 1.0%
Washington Suburban Sanitary Commission
Series 2025, RB, 4.00%, 06/01/48 (GTD) .. 150 132,387
Security
Par (000)
Par (000) Value
Maryland (continued)
Series 2025, RB, 4.00%, 06/01/51 (GTD) .. USD 150 $ 130,188
262,575
Massachusetts — 4.7%
Commonwealth of Massachusetts
Series 2025E, GO, 5.00%, 08/01/39 ..... 100 108,829
Series 2021C, GO, 2.00%, 09/01/40 ..... 200 141,634
Series 2022B, GO, 3.00%, 02/01/41 ..... 50 40,984
Series 2024I, GO, 5.00%,  12/01/46 ...... 150 154,288
Series 2024I, GO, 5.00%, 12/01/48 ...... 100 102,033
Commonwealth of Massachusetts Transportation
Fund, Series 2019A, RB, 5.00%, 06/01/49 . 100 100,192
Massachusetts Bay Transportation Authority
Sales Tax, Series 2023A, Sub-Series A-1, RB,
4.00%, 07/01/53 ................. 150 128,808
Massachusetts School Building Authority, Series
2020A, RB, 5.00%, 08/15/50 ......... 150 151,081
University of Massachusetts Building Authority
Series 2019-1, RB, 5.00%, 05/01/38 ..... 100 103,263
Series 2022-1, RB, 4.00%, 11/01/46 ..... 175 154,988
1,186,100
Michigan — 1.1%
Great Lakes Water Authority Sewage Disposal
System, Series 2023C, RB, 5.25%, 07/01/53 125 128,612
Lansing Board of Water & Light, Series 2024A,
RB, 5.00%, 07/01/54 .............. 100 101,531
Michigan State University, Series 2023A, RB,
5.00%, 08/15/41 ................. 40 41,564
271,707
Minnesota — 0.3%
Minneapolis-St. Paul Metropolitan Airports
Commission, Series 2024A, RB,
4.00%, 01/01/54 ................. 100 83,350
Missouri — 0.1%
City of Kansas City, Series 2025A, RB,
5.00%, 12/01/49 ................. 25 25,452
Nebraska — 0.9%
Omaha Public Power District, Series 2024C, RB,
5.00%, 02/01/54 ................. 150 151,397
University of Nebraska Facilities Corp. (The),
Series 2021A, RB, 4.00%, 07/15/62 ..... 100 82,379
233,776
Nevada — 1.4%
Clark County School District, Series 2020B, GO,
3.00%, 06/15/38 (BAM) ............ 150 124,712
Las Vegas Valley Water District, Series 2025A,
GO, 5.25%, 06/01/55 .............. 100 103,602
State of Nevada, Series 2023A, GO,
5.00%, 05/01/40 ................. 125 132,399
360,713
New Jersey — 3.7%
New Jersey Transportation Trust Fund Authority
Series 2010A, RB, 0.00%, 12/15/37
(a)
.... 165 97,335
Series 2022A, RB, 4.00%, 06/15/39 ..... 250 236,651
Series 2024AA, RB, 5.00%, 06/15/42 .... 150 153,627
Series 2023BB, RB, 5.00%, 06/15/46 .... 255 255,895
New Jersey Turnpike Authority
Series 2025A, RB, 5.25%, 01/01/50 ..... 100 103,996

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2025
iShares
®
Long-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New Jersey (continued)
Series 2025A, RB, 4.75%, 01/01/55 ..... USD 100 $ 97,638
945,142
New York — 22.7%
City of New York
Series 2023F-1, GO, 5.00%, 08/01/38 .... 205 217,929
Series 2025, Sub-Series C1, GO,
5.00%, 09/01/43 ................ 100 103,195
Series 2020, Sub-Series B-1, GO,
5.00%, 10/01/43 ................ 55 55,679
Series 2020D, Sub-Series D1, GO,
3.00%, 03/01/45 ................ 120 88,715
Series 2023E, Sub-Series E1, GO,
5.25%, 04/01/47 ................ 40 40,894
Series 2022A, Sub-Series A-1, GO,
5.00%, 08/01/47 ................ 130 129,772
Series 2024D, GO, 5.25%, 04/01/54 ..... 160 163,387
Empire State Development Corp.
Series 2019A, RB, 5.00%, 03/15/39 ..... 75 76,490
Series 2019A, RB, 5.00%, 03/15/40 ..... 120 123,065
Series 2021A, RB, 4.00%, 03/15/44 ..... 70 62,320
Series 2023A, RB, 5.00%, 03/15/47 ..... 100 101,484
Series 2024A, RB, 5.00%, 03/15/54 ..... 110 110,954
Long Island Power Authority, Series 2025, RB,
5.00%, 09/01/40
(b)
................ 50 53,318
Metropolitan Transportation Authority
Series 2024A, RB, 5.00%, 11/15/44 ..... 195 194,952
Series 2025A, RB, 5.25%, 11/15/45 ..... 100 101,900
Series 2020C-1, RB, 5.25%, 11/15/55 .... 150 149,313
Monroe County Industrial Development Corp.,
Series 2023A, RB, 5.00%, 07/01/53 ..... 100 100,128
New York City Municipal Water Finance Authority
Series 2019EE-2, RB, 5.00%, 06/15/40 ... 75 77,462
Series 2019FF-2, RB, 4.00%, 06/15/41 ... 150 140,248
Series 2024BB-1, RB, 5.25%, 06/15/54 ... 260 267,370
New York City Transitional Finance Authority
Series 2024G, Sub-Series G-1, RB,
5.00%, 05/01/42 ................ 150 156,202
Series 2025C, Sub-Series C-1, RB,
5.00%, 05/01/45 ................ 215 219,737
Series 2025E, RB, 5.00%, 11/01/45 ..... 100 102,203
Series 2025C, Sub-Series C-1, RB,
5.00%, 05/01/46 ................ 285 289,236
New York City Transitional Finance Authority
Future Tax Secured
Series 2020A-3, RB, 4.00%, 05/01/42 .... 250 225,810
Series 2021E-1, RB, 3.00%,  02/01/51 .... 100 69,276
New York Power Authority
Series 2022A, RB, 4.00%, 11/15/38 ..... 115 114,464
Series 2020A, RB, 4.00%, 11/15/45 ..... 100 89,228
New York State Dormitory Authority
Series 2021A, RB, 4.00%,  03/15/38 ..... 150 147,263
Series 2025A, RB, 5.00%, 07/01/39
(b)
.... 100 107,993
Series 2022A, RB, 5.00%, 03/15/41 ..... 150 155,464
Series 2022A, RB, 4.00%, 03/15/42 ..... 100 90,891
Series 2019A, RB, 5.00%, 03/15/43 ..... 50 50,630
Series 2021A, RB, 4.00%, 03/15/47 ..... 130 113,013
Series 2024A, RB, 5.00%, 03/15/48 ..... 100 101,333
New York State Environmental Facilities Corp.,
Series 2019B, RB, 3.00%, 06/15/38 ..... 150 130,042
New York State Thruway Authority
Series N, RB, 4.00%, 01/01/43 ......... 90 80,940
Series 2021A-1, RB, 3.00%, 03/15/51 .... 110 76,180
Onondaga County Trust for Cultural Resources,
Series 2019, RB, 5.00%, 12/01/43 ...... 100 101,348
Security
Par (000)
Par (000) Value
New York (continued)
Port Authority of New York & New Jersey, Series
241, RB, 5.00%, 07/15/53 ........... USD 150 $ 151,264
Triborough Bridge & Tunnel Authority
Series 2021, Sub-Series C-3, RB,
2.50%, 05/15/51 ................ 50 29,387
Series 2021A, RB, 5.00%,  11/15/51 ..... 120 120,172
Series 2022C, RB, 4.13%, 05/15/52 ..... 250 219,576
Triborough Bridge & Tunnel Authority Sales Tax
Series 2024A, Sub-Series A-1, RB,
5.00%, 05/15/46 ................ 140 143,086
Series 2024A, Sub-Series A-1, RB,
5.25%, 05/15/59 ................ 180 185,044
Utility Debt Securitization Authority, Series
2022TE-1, RB, 5.00%, 12/15/39 ....... 100 107,437
5,735,794
Ohio — 0.8%
Ohio Higher Educational Facility Commission,
Series A, RB, 5.00%, 10/01/48 ........ 150 150,115
Ohio Turnpike & Infrastructure Commission,
Series 2013A-2, RB, 0.00%, 02/15/40
(a)
... 100 52,873
202,988
Oklahoma — 0.5%
Grand River Dam Authority, Series 2023, RB,
5.00%, 06/01/41 ................. 115 120,419
Oklahoma Turnpike Authority, Series 2025A, RB,
5.00%, 01/01/45 ................. 15 15,435
135,854
Oregon — 0.6%
State of Oregon Department of Transportation,
Series 2019A, RB, 5.00%, 11/15/42 ..... 140 142,206
Pennsylvania — 2.4%
City of Philadelphia Water & Wastewater, Series
2021C, RB, 4.00%, 10/01/51 ......... 150 127,459
Commonwealth of Pennsylvania
Series 2023, GO, 4.00%, 09/01/42 ...... 150 138,195
Series 2024-1, GO, 4.00%, 08/15/44 ..... 25 22,485
Pennsylvania Turnpike Commission
Series 2024, RB, 5.00%, 12/01/44 ...... 100 102,922
Series 2025A, RB, 4.13%, 12/01/50 ..... 100 86,608
Philadelphia Authority for Industrial
Development, Series 2020A, RB,
4.00%, 11/01/45 ................. 150 121,689
599,358
Rhode Island — 0.5%
State of Rhode Island, Series 2022A, GO,
5.00%, 08/01/39 ................. 120 127,024
South Carolina — 0.4%
South Carolina Public Service Authority, Series
2024B, RB, 5.00%, 12/01/43 ......... 70 71,406
Spartanburg County School District No. 7, Series
2019D, GO, 5.00%, 03/01/48 (SCSDE) ... 35 35,190
106,596
Tennessee — 1.4%
Metropolitan Government of Nashville &
Davidson County, Series 2024C, GO,
5.00%, 01/01/40 ................. 115 122,785
Metropolitan Nashville Airport Authority (The),
Series 2019A, RB, 5.00%, 07/01/54 ..... 135 134,593

Schedule of Investments
(unaudited) (continued)
August 31, 2025
iShares
®
Long-Term National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Tennessee (continued)
Tennessee State School Bond Authority,
Series 2022A, RB, 5.00%, 11/01/47 (ST
INTERCEPT) ................... USD 100 $ 101,478
358,856
Texas — 14.8%
Alvin Independent School District, Series 2025A,
GO, 5.25%, 02/15/53 (PSF) .......... 100 103,678
Austin Independent School District, Series 2023,
GO, 5.00%, 08/01/48 .............. 100 100,847
Board of Regents of the University of Texas
System, Series 2020A, RB, 5.00%, 08/15/50 100 104,026
Carrollton-Farmers Branch Independent School
District, Series 2025, GO, 5.25%, 02/15/55
(PSF) ....................... 50 51,680
Cedar Hill Independent School District, Series
2024, GO, 4.00%, 02/15/50 (PSF) ...... 100 86,423
Central Texas Regional Mobility Authority, Series
2021B, RB, 4.00%, 01/01/51 ......... 100 84,619
City of Austin Water & Wastewater System,
Series 2022, RB, 5.00%, 11/15/42 ...... 80 82,807
City of Houston Combined Utility System, Series
2018D, RB, 5.00%, 11/15/43 ......... 85 86,002
City of San Antonio Electric & Gas Systems,
Series 2024A, RB, 5.00%, 02/01/39 ..... 200 212,031
County of Ector, GO, 5.00%, 02/15/50 ..... 100 100,850
County of Harris, Series 2025A, GO,
5.25%, 09/15/55 ................. 100 103,113
Crowley Independent School District, Series
2023, GO, 5.25%, 02/01/53 (PSF) ...... 100 102,614
Dallas Fort Worth International Airport
Series 2021A, RB, 3.00%, 11/01/40 ..... 175 138,270
Series 2021B, RB, 4.00%, 11/01/45 ..... 100 90,219
Series 2022B, RB, 4.00%, 11/01/45 ..... 100 90,098
Dallas Independent School District, Series 2024,
GO, 5.00%, 02/15/43 (PSF) .......... 110 113,342
Forney Independent School District, Series
2022B, GO, 5.00%, 08/15/39 (PSF) ..... 100 104,198
Galena Park Independent School District, Series
2024, GO, 4.00%, 08/15/49 (PSF) ...... 200 173,180
Garland Independent School District, Series
2023A, GO, 5.00%, 02/15/41 (PSF) ..... 100 103,611
Grand Parkway Transportation Corp., Series
2020C, RB, 4.00%, 10/01/45 ......... 100 87,066
Lamar Consolidated Independent School District,
Series 2023, GO, 4.00%, 02/15/48 ...... 100 87,521
Leander Independent School District, Series
2025A, GO, 5.00%, 08/15/39 (PSF) ..... 30 32,149
Lewisville Independent School District, Series
2024, GO, 5.00%, 08/15/39 (PSF) ...... 145 153,926
Lower Colorado River Authority, Series 2020,
RB, 5.00%, 05/15/45 .............. 125 125,079
Midland Independent School District, Series
2024, GO, 5.00%, 02/15/38 (PSF) ...... 25 26,734
Northwest Independent School District, Series
2025, GO, 5.25%, 02/15/55 (PSF)
(b)
..... 150 155,040
Plano Independent School District, Series 2025,
GO, 5.00%, 02/15/39 (PSF) .......... 100 106,688
Port Authority of Houston of Harris County
Texas, Series 2021, RB, 5.00%, 10/01/51 . 100 100,208
Port Freeport, Series 2019B, RB,
3.00%, 06/01/49 ................. 100 66,026
Security
Par (000)
Par (000) Value
Texas (continued)
San Antonio Water System, Series 2025A, RB,
5.00%, 05/15/38 ................. USD 100 $ 109,034
Tarrant Regional Water District, Series 2025, RB,
4.13%, 09/01/47 ................. 250 222,010
Texas State Technical College, Series 2022A,
RB, 5.50%, 08/01/42 .............. 150 159,366
Texas Water Development Board
Series 2019, RB, 5.00%, 08/01/39 ...... 185 191,487
Series 2020, RB, 4.00%, 10/15/45 ...... 100 88,546
3,742,488
Utah — 0.9%
Downtown Revitalization Public Infrastructure
District, Series 2025A, RB, 5.25%, 06/01/41 100 107,082
Intermountain Power Agency, Series 2022A, RB,
5.00%, 07/01/44 ................. 105 105,129
Wasatch County School District Local Building
Authority, Series 2022, RB, 5.25%, 06/01/41 15 15,573
227,784
Virginia — 0.4%
Virginia Public Building Authority, Series 2024A,
RB, 5.00%, 08/01/44 .............. 100 103,817
Washington — 3.3%
City of Seattle, Series 2023A, RB,
5.00%, 03/01/48 ................. 150 151,638
City of Tacoma Electric System, Series 2021,
RB, 4.00%, 01/01/51 .............. 130 112,267
Energy Northwest, Series 2020A, RB,
5.00%, 07/01/39 ................. 140 145,236
King & Snohomish Counties School District
No. 417 Northshore, Series 2024, GO,
5.00%, 12/01/42 (GTD) ............. 100 104,419
King County School District No. 403 Renton,
Series 2023, GO, 5.00%, 12/01/38 (GTD) . 100 107,132
State of Washington
Series 2020B, GO, 5.00%, 06/01/39 ..... 115 118,968
Series 2023A, GO, 5.00%, 08/01/41 ..... 100 104,349
844,009
West Virginia — 0.4%
West Virginia Parkways Authority, Series 2021,
RB, 5.00%, 06/01/40 .............. 100 103,771
Total Long-Term Investments — 98.5%
(Cost: $25,894,618) ............................... 24,937,779
Shares
Shares
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Liquidity MuniCash Funds:
Institutional Shares, 2.73%
(c)(d)
......... 68,188 68,188
Total Short-Term Securities — 0.3%
(Cost: $68,188) ................................. 68,188
Total Investments — 98.8%
(Cost: $25,962,806 ) ............................... 25,005,967
Other Assets Less Liabilities — 1.2% .................... 291,195
Net Assets — 100.0% ...............................
$ 25,297,162

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2025
iShares
®
Long-Term National Muni Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
(a)
Zero-coupon bond.
(b)
When-issued security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
03/17/25
(a)
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/25
Shares
Held at
08/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity MuniCash
Funds: Institutional Shares $ — $ 68,202
(b)
$ — $ (14) $ — $ 68,188 68,188 $ 2,374 $ —
— —
(a)
Commencement of operations.
(b)
Represents net amount purchased (sold).
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Municipal Bonds ......................................... $ — $ 24,937,779 $ — $ 24,937,779
Short-Term Securities
Money Market Funds ...................................... 68,188 — — 68,188
$ 68,188 $ 24,937,779 $ — $ 25,005,967

Schedule of Investments
(unaudited)
August 31, 2025
iShares
®
National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Municipal Bonds
Alabama — 0.6%
Alabama Corrections Institution Finance
Authority, Series 2022A, RB, 5.25%, 07/01/47 USD 11,270 $ 11,442,300
Alabama Federal Aid Highway Finance Authority
Series B , RB , 5.00% , 09/01/26 ......... 2,780 2,848,913
Series 2025B , RB , 5.00% , 09/01/32 ..... 10,750 12,191,933
Series 2016A , RB , 5.00% , 09/01/35 ..... 23,575 24,159,396
Series 2016A , RB , 5.00% , 09/01/36 ..... 8,750 8,966,902
Series A , RB , 4.00% , 06/01/37 ......... 5,290 5,451,991
Series A , RB , 5.00% , 06/01/37 ......... 5,000 5,250,025
Alabama Public School & College Authority
Series 2014B , RB , 5.00% , 01/01/26 ..... 6,135 6,156,041
Series 2020A , RB , 5.00% , 11/01/27 ..... 7,850 8,291,385
Series 2020A , RB , 5.00% , 11/01/32 ..... 5,000 5,503,739
Series 2020A , RB , 5.00% , 11/01/33 ..... 4,300 4,697,320
Series 2020A , RB , 4.00% , 11/01/36 ..... 7,275 7,272,610
Series 2020A , RB , 4.00% , 11/01/38 ..... 1,605 1,553,346
Series 2020A , RB , 4.00% , 11/01/40 ..... 4,865 4,577,881
Auburn University
Series 2025-B , RB , 5.00% , 06/01/31 ..... 4,000 4,468,860
Series 2025-B , RB , 5.00% , 06/01/32
(a)
.... 2,500 2,814,437
Series 2025-B , RB , 5.00% , 06/01/36 ..... 1,460 1,631,997
Series 2016A , RB , 4.00% , 06/01/41 ..... 3,375 3,086,522
Series 2018A , RB , 5.00% , 06/01/48 ..... 11,875 11,962,246
Series 2025-A , RB , 5.00% , 06/01/55 ..... 10,000 10,091,149
County of Jefferson
RB , 5.00% , 10/01/37 ............... 12,035 12,764,267
RB , 5.00% , 10/01/39 ............... 2,500 2,597,562
Series 2024 , RB , 5.25% , 10/01/42 ...... 4,000 4,113,570
Series 2024 , RB , 5.25% , 10/01/43 ...... 8,750 8,941,576
Series 2024 , RB , 5.25% , 10/01/44 ...... 9,000 9,148,318
Series 2024 , RB , 5.25% , 10/01/45 ...... 7,750 7,847,960
Series 2024 , RB , 5.25% , 10/01/49 ...... 28,350 28,433,068
Series 2024 , RB , 5.50% , 10/01/53 ...... 7,000 7,131,278
State of Alabama, Series 2016C, GO,
5.00%, 08/01/27 ................. 1,405 1,438,886
University of Alabama (The)
Series 2024-B , RB , 4.00% , 07/01/50 ..... 8,850 7,613,375
Series 2024-B , RB , 4.00% , 07/01/54 ..... 23,675 19,993,303
252,442,156
Arizona — 0.9%
Arizona Board of Regents
Series 2025A , RB , 5.00% , 07/01/31
(a)
.... 3,000 3,366,941
Series 2016B , RB , 5.00% , 07/01/42 ..... 2,900 2,913,779
Series 2016B , RB , 5.00% , 07/01/47 ..... 1,500 1,485,830
Series 2024A , RB , 5.00% , 07/01/50 ..... 4,000 4,056,840
Series 2024A , RB , 5.00% , 07/01/54 ..... 14,560 14,693,818
Series 2024 , RB , 5.00% , 08/01/54 ...... 7,280 7,316,146
Arizona Water Infrastructure Finance Authority,
Series 2024, RB, 5.00%, 10/01/26 ...... 16,500 16,980,388
City of Mesa Utility System, Series 2016, RB,
4.00%, 07/01/32 ................. 1,500 1,506,796
City of Phoenix, Series 2016, GO,
5.00%, 07/01/26 ................. 1,165 1,190,432
City of Phoenix Civic Improvement Corp.
Series 2014B , RB , 5.00% , 07/01/26 ..... 1,500 1,505,386
Series 2014B , RB , 5.00% , 07/01/27 ..... 4,025 4,032,007
Series 2014B , RB , 4.00% , 07/01/28 ..... 16,100 16,113,142
Series 2017D , RB , 5.00% , 07/01/29 ..... 3,025 3,159,207
Series 2017D , RB , 5.00% , 07/01/31 ..... 2,240 2,327,606
Series 2017D , RB , 5.00% , 07/01/32 ..... 4,175 4,326,940
Series 2025C , RB , 5.00% , 07/01/33 ..... 13,040 14,893,176
Series 2017D , RB , 5.00% , 07/01/35 ..... 4,200 4,315,305
Security
Par (000)
Par (000) Value
Arizona (continued)
Series 2016 , RB , 5.00% , 07/01/38 ...... USD 2,000 $ 2,018,472
Series 2023 , RB , 5.00% , 07/01/39 ...... 4,000 4,280,386
Series 2016 , RB , 5.00% , 07/01/39 ...... 2,215 2,232,926
Series 2021A , RB , 4.00% , 07/01/40 ..... 1,610 1,596,651
Series 2019A , RB , 4.00% , 07/01/44 ..... 4,800 4,382,133
Series 2019A , RB , 5.00% , 07/01/44 ..... 1,500 1,519,633
Series 2020A , RB , 5.00% , 07/01/44 ..... 9,205 9,369,234
Series 2019A , RB , 5.00% , 07/01/45 ..... 2,000 2,001,648
Series 2023 , RB , 5.25% , 07/01/47 ...... 4,830 5,042,517
Series 2019A , RB , 5.00% , 07/01/49 ..... 5,000 4,992,725
Gilbert Water Resource Municipal Property Corp.
Series 2022 , RB , 5.00% , 07/15/32 ...... 4,650 5,278,542
Series 2022 , RB , 5.00% , 07/15/33 ...... 3,000 3,370,249
Maricopa County High School District No. 214
Tolleson Union High School
Series 2025 , GO , 5.00% , 07/01/40 ...... 4,250 4,526,536
Series 2025 , GO , 5.00% , 07/01/41 ...... 4,000 4,223,242
Maricopa County Union High School District No.
210-Phoenix
Series 2025B , GO , 5.00% , 07/01/28
(a)
.... 3,750 4,032,910
Series 2025B , GO , 5.00% , 07/01/31 ..... 1,325 1,495,532
Salt River Project Agricultural Improvement &
Power District
Series 2016A , RB , 5.00% , 01/01/26 ..... 3,295 3,324,568
Series 2016A , RB , 5.00% , 01/01/27 ..... 2,090 2,163,385
Series 2017A , RB , 5.00% , 01/01/27 ..... 2,030 2,101,278
Series 2016A , RB , 5.00% , 01/01/28 ..... 2,650 2,743,929
Series 2017A , RB , 5.00% , 01/01/28 ..... 1,645 1,746,371
Series 2021A , RB , 5.00% , 01/01/29 ..... 6,250 6,788,595
Series 2022A , RB , 5.00% , 01/01/31 ..... 15,000 16,832,087
Series 2017A , RB , 5.00% , 01/01/31 ..... 3,650 3,843,439
Series 2022A , RB , 5.00% , 01/01/32 ..... 32,020 36,271,014
Series 2025B , RB , 5.00% , 01/01/32 ..... 3,000 3,398,284
Series 2017A , RB , 5.00% , 01/01/32 ..... 5,415 5,670,899
Series 2016A , RB , 5.00% , 01/01/34 ..... 10,000 10,243,096
Series 2017A , RB , 5.00% , 01/01/37 ..... 1,955 2,013,504
Series 2016A , RB , 4.00% , 01/01/38 ..... 2,000 1,981,925
Series 2016A , RB , 5.00% , 01/01/38 ..... 5,100 5,169,358
Series 2017A , RB , 5.00% , 01/01/38 ..... 1,555 1,595,681
Series 2019A , RB , 4.00% , 01/01/39 ..... 4,990 4,945,103
Series 2017A , RB , 5.00% , 01/01/39 ..... 4,000 4,089,028
Series 2024B , RB , 5.00% , 05/01/39 ..... 8,250 8,956,310
Series 2024B , RB , 5.00% , 05/01/42 ..... 5,045 5,308,730
Series 2019A , RB , 5.00% , 01/01/47 ..... 10,500 10,627,023
Series 2023A , RB , 5.00% , 01/01/50 ..... 29,485 29,969,928
Series 2023B , RB , 5.25% , 01/01/53 ..... 3,040 3,147,508
State of Arizona, Series 2019A, COP,
5.00%, 10/01/28 ................. 3,085 3,332,808
340,810,926
Arkansas — 0.0%
State of Arkansas, Series 2014, GO,
5.00%, 04/01/26 ................. 1,815 1,818,575
California — 16.8%
Acalanes Union High School District, Series
2010A, GO, 6.35%, 08/01/39 ......... 3,000 3,298,502
Alameda Corridor Transportation Authority
Series 1999A , RB , 0.00% , 10/01/34
( NPFGC )
(b)
.................... 4,000 2,857,207
Series 2016B , RB , 5.00% , 10/01/34 ..... 2,000 2,030,800
Series 1999A , RB , 0.00% , 10/01/36
( NPFGC )
(b)
.................... 14,840 9,465,925
Series 2016B , RB , 5.00% , 10/01/36 ..... 2,785 2,818,866
Series 2016B , RB , 5.00% , 10/01/36 ( AG ) .. 1,000 1,014,436

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2025
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series 2016B , RB , 5.00% , 10/01/37 ..... USD 4,950 $ 5,005,004
Series 2022A , RB , 0.00% , 10/01/47
(b)
.... 1,500 850,834
Series 2022A , RB , 0.00% , 10/01/48
(b)
.... 1,335 751,459
Series 2022A , RB , 0.00% , 10/01/49
(b)
.... 8,835 4,918,812
Series 2022A , RB , 0.00% , 10/01/50
(b)
.... 1,430 795,038
Series 2022A , RB , 0.00% , 10/01/51 ( AG )
(b)
2,500 1,391,430
Series 2022C , RB , 5.00% , 10/01/52 ( AG ) . 715 719,966
Series C , RB , 0.00% , 10/01/53 ( AG )
(b)
.... 12,000 2,847,656
Alameda County Transportation Commission,
Series 2022, RB, 5.00%, 03/01/45 ...... 6,955 7,222,525
Alameda Unified School District-Alameda
County, Series C, GO, 3.00%, 08/01/42 ... 11,425 8,889,297
Allan Hancock Joint Community College
District
(b)
Series 2012C , GO , 0.00% , 08/01/44 ..... 7,500 5,250,313
Series 2012C , GO , 0.00% , 08/01/47 ..... 6,000 4,194,017
Alvord Unified School District
(b)
Series 2011B , GO , 0.00% , 08/01/36 ..... 2,000 1,247,456
Series 2011B , GO , 0.00% , 08/01/43 ( AG ) . 6,415 2,714,600
Anaheim Public Financing Authority, Series
1997C, RB, 0.00%, 09/01/32
(b)
........ 3,040 2,416,016
Antelope Valley Community College District,
Series B, GO, 4.00%, 08/01/45 ........ 7,035 6,425,350
Antelope Valley-East Kern Water Agency
Financing Authority, Series 2025B, RB, VRDN,
5.00%, 04/01/28
(c)
................ 5,770 5,964,414
Bay Area Toll Authority
Series 2017A , RB , VRDN 2.95% , 04/01/26
(c)
910 910,545
Series 2017S-7 , RB , 4.00% , 04/01/29 .... 6,530 6,684,371
Series 2017S-7 , RB , 4.00% , 04/01/31 .... 1,000 1,019,612
Series 2017S-7 , RB , 4.00% , 04/01/37 .... 14,205 14,251,034
Series 2017S-7 , RB , 4.00% , 04/01/38 .... 22,620 22,636,472
Series 2024F-2 , RB , 5.00% , 04/01/41 .... 2,500 2,637,550
Series 2017S-7 , RB , 4.00% , 04/01/42 .... 4,500 4,208,838
Series 2024F-2 , RB , 5.00% , 04/01/43 .... 3,000 3,123,866
Series 2019S-H , RB , 5.00% , 04/01/44 .... 2,000 2,193,515
Series 2024F-2 , RB , 5.00% , 04/01/44 .... 1,000 1,037,602
Series 2024F-2 , RB , 5.00% , 04/01/45 .... 1,000 1,034,242
Series 2017S-7 , RB , 4.00% , 04/01/47 .... 26,445 23,319,828
Series 2019S-H , RB , 5.00% , 04/01/49 .... 2,000 2,193,515
Series 2023F-1 , RB , 5.00% , 04/01/54 .... 35,000 35,765,474
Series 2023F-1 , RB , 5.25% , 04/01/54 .... 15,850 16,467,830
Series 2017F-1 , RB , 4.00% , 04/01/56 .... 2,600 2,219,433
Beverly Hills Unified School District, Series 2009,
GO, 0.00%, 08/01/33
(b)
............. 1,000 789,255
California Educational Facilities Authority
Series V-4 , RB , VRDN 5.00% , 03/01/32
(a) (c)
9,900 11,256,529
Series V-5 , RB , VRDN 5.00% , 03/01/35
(c)
. 16,715 19,386,298
Series T-1 , RB , 5.00% , 03/15/39 ....... 1,025 1,155,780
Series V-1 , RB , 5.00% , 05/01/49 ....... 15,000 15,805,236
Series 2016 , RB , 5.00% , 10/01/49 ...... 500 507,766
California Infrastructure & Economic
Development Bank
Series 2018 , RB , 5.00% , 10/01/26 ...... 1,345 1,387,797
Series 2023 , RB , 5.00% , 10/01/28 ...... 2,655 2,894,943
Series 2024A , RB , 3.25% , 08/01/29 ..... 6,500 6,593,172
Series 2003A , RB , 5.00% , 07/01/33 ( AMBAC ) 2,000 2,136,265
Series 2003A , RB , 5.00% , 07/01/36 ( AMBAC ) 500 534,066
Series 2003A , RB , 5.13% , 07/01/37 ( AMBAC ) 5,710 5,853,407
Series 2023 , RB , 4.00% , 10/01/41 ...... 11,620 11,524,380
Series 2016A , RB , 5.00% , 10/01/41 ..... 1,010 1,041,289
Series 2017 , RB , 5.00% , 05/15/42 ...... 1,500 1,526,241
Series 2018 , RB , 5.00% , 10/01/43 ...... 3,620 3,711,352
Series 2019 , RB , 5.00% , 08/01/44 ...... 3,835 3,864,643
Series 2016A , RB , 4.00% , 10/01/45 ..... 1,500 1,530,528
Security
Par (000)
Par (000) Value
California (continued)
Series 2025 , RB , 5.00% , 05/15/46 ...... USD 2,500 $ 2,567,390
Series 2023 , RB , 4.00% , 10/01/46 ...... 33,860 31,452,767
Series 2024 , RB , 4.00% , 10/01/47 ...... 5,000 4,582,312
Series 2019 , RB , 5.00% , 08/01/49 ...... 4,375 4,371,993
Series 2022A , RB , 5.00% , 10/01/52 ..... 7,550 7,789,361
Series 2025 , RB , 4.50% , 05/15/55
(a)
..... 5,000 4,717,386
Series 2025 , RB , 5.25% , 05/15/59 ...... 3,000 3,097,829
California Municipal Finance Authority
Series 2017A , RB , 5.00% , 06/01/42 ..... 2,110 2,129,135
Series 2017 , RB , 5.00% , 01/01/48 ...... 1,000 1,066,952
California School Facilities Financing Authority,
Series 2009A, RB, 0.00%, 08/01/49 (AG)
(b)
. 27,490 7,612,457
California State Public Works Board
Series B , RB , 5.00% , 10/01/25 ......... 1,980 1,983,984
Series F , RB , 5.00% , 05/01/26 ......... 3,250 3,256,477
Series 2022C , RB , 5.00% , 08/01/26 ..... 3,000 3,071,967
Series 2021A , RB , 5.00% , 02/01/27 ..... 11,150 11,559,774
Series 2021A , RB , 5.00% , 02/01/29 ..... 3,005 3,291,678
Series 2023C , RB , 5.00% , 09/01/29 ..... 10,000 11,095,404
Series 2016D , RB , 4.00% , 04/01/30 ..... 7,980 8,081,601
Series 2022C , RB , 5.00% , 08/01/30 ..... 1,785 2,012,783
Series 2023C , RB , 5.00% , 09/01/30 ..... 9,000 10,162,164
Series 2023D , RB , 5.00% , 11/01/30 ..... 7,380 8,351,131
Series 2016D , RB , 4.00% , 04/01/31 ..... 10,305 10,407,907
Series D , RB , 3.00% , 09/01/31 ......... 3,055 3,042,249
Series 2019C , RB , 5.00% , 11/01/32 ..... 9,220 9,934,438
Series 2023C , RB , 5.00% , 09/01/33 ..... 22,560 26,049,030
Series 2016C , RB , 5.00% , 11/01/33 ..... 4,230 4,326,978
Series 2021C , RB , 5.00% , 11/01/33 ..... 2,000 2,240,043
Series 2023C , RB , 5.00% , 09/01/34 ..... 8,220 9,404,110
Series 2016C , RB , 5.00% , 11/01/34 ..... 1,000 1,020,849
Series 2024A , RB , 5.00% , 04/01/36 ..... 1,405 1,579,306
Series 2023D , RB , 5.00% , 11/01/36 ..... 10,965 12,195,139
Series 2022C , RB , 4.00% , 08/01/37 ..... 7,045 7,102,877
Series 2023B , RB , 5.00% , 12/01/37 ..... 5,800 6,305,976
Series 2021B , RB , 4.00% , 05/01/41 ..... 3,670 3,508,726
Series 2021C , RB , 4.00% , 11/01/41 ..... 1,520 1,451,905
Series 2024A , RB , 5.00% , 04/01/42 ..... 13,000 13,729,035
Series 2025A , RB , 5.25% , 04/01/42
(a)
.... 15,735 17,034,478
Series 2024A , RB , 5.00% , 04/01/43 ..... 2,000 2,099,217
Series 2024A , RB , 5.00% , 04/01/44 ..... 3,250 3,393,803
Series 2021B , RB , 4.00% , 05/01/46 ..... 10,865 9,744,736
Series 2024A , RB , 5.00% , 04/01/49 ..... 27,945 28,581,774
California State University
Series 2015A , RB , 5.00% , 11/01/30 ..... 3,000 3,012,713
Series 2016A , RB , 5.00% , 11/01/31 ..... 500 507,355
Series 2017A , RB , 5.00% , 11/01/31 ..... 1,545 1,607,212
Series 2016A , RB , 5.00% , 11/01/32 ..... 2,000 2,027,961
Series 2015A , RB , 5.00% , 11/01/33 ..... 1,500 1,506,328
Series 2015A , RB , 4.00% , 11/01/34 ..... 2,000 2,005,185
Series 2016A , RB , 4.00% , 11/01/34 ..... 1,000 1,002,232
Series 2016A , RB , 4.00% , 11/01/35 ..... 21,340 21,366,312
Series 2015A , RB , 5.00% , 11/01/35 ..... 3,000 3,012,604
Series 2017A , RB , 5.00% , 11/01/36 ..... 1,960 2,004,978
Series 2016A , RB , 4.00% , 11/01/37 ..... 3,625 3,588,339
Series 2016A , RB , 4.00% , 11/01/38 ..... 13,215 12,879,046
Series 2015A , RB , 5.00% , 11/01/38 ..... 3,150 3,163,205
Series 2020C , RB , 3.00% , 11/01/39 ..... 7,100 5,973,575
Series 2016A , RB , 5.00% , 11/01/41 ..... 1,005 1,011,641
Series 2018A , RB , 5.00% , 11/01/43 ..... 3,000 3,045,985
Series 2015A , RB , 5.00% , 11/01/43 ..... 1,500 1,506,220
Series 2019A , RB , 5.00% , 11/01/44 ..... 2,000 2,030,149
Series 2020C , RB , 4.00% , 11/01/45 ..... 19,940 17,894,114
Series 2016A , RB , 4.00% , 11/01/45 ..... 8,300 7,402,701
Series 2017A , RB , 5.00% , 11/01/47 ..... 13,900 13,942,398

Schedule of Investments
(unaudited) (continued)
August 31, 2025
iShares
®
National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series 2018A , RB , 5.00% , 11/01/48 ..... USD 10,875 $ 10,943,743
Series 2023A , RB , 5.25% , 11/01/48 ..... 1,840 1,923,054
Series 2019A , RB , 5.00% , 11/01/49 ..... 2,150 2,160,677
Series 2020C , RB , 3.00% , 11/01/51 ..... 4,000 2,788,820
California Statewide Communities Development
Authority, Series 2017, RB, 5.00%, 05/15/42 500 500,287
Campbell Union High School District, Series B,
GO, 4.00%, 08/01/38 .............. 1,000 1,017,582
Campbell Union School District, Series 2011C,
GO, 0.00%, 08/01/36
(b)
............. 2,215 1,460,962
Chabot-Las Positas Community College District
Series 2016 , GO , 4.00% , 08/01/33 ...... 2,000 2,009,264
Series 2016 , GO , 4.00% , 08/01/34 ...... 2,845 2,854,729
Series 2016 , GO , 4.00% , 08/01/35 ...... 21,875 21,920,047
Series 2017A , GO , 4.00% , 08/01/42 ..... 5,000 4,633,060
Series C , GO , 5.25% , 08/01/48 ........ 4,600 4,786,958
Chaffey Community College District, Series A,
GO, 5.00%, 06/01/48 .............. 2,300 2,474,122
Chaffey Joint Union High School District
Series B , GO , 4.00% , 08/01/44 ........ 2,000 1,830,362
Series C , GO , 4.00% , 08/01/47 ........ 10,000 8,866,633
Series G , GO , 5.25% , 08/01/52 ........ 20,895 21,550,840
Chino Valley Unified School District, Series
2024D, GO, 5.00%, 08/01/55 ......... 11,565 11,794,395
City & County of San Francisco
Series 2022R-1 , GO , 5.00% , 06/15/29 ... 1,000 1,108,530
Series 2022R-1 , GO , 5.00% , 06/15/30 ... 1,250 1,415,345
Series 2022R-1 , GO , 5.00% , 06/15/31 ... 750 859,956
Series 2022R-1 , GO , 5.00% , 06/15/32 ... 500 579,874
Series 2024-R1 , GO , 5.00% , 06/15/32 ... 3,820 4,430,239
City of Glendale, Series 2024-2, RB,
5.00%, 02/01/54 ................. 8,000 8,050,693
City of Hayward, Series 2025, RB,
4.00%, 03/01/52
(a)
................ 5,225 4,546,852
City of Long Beach
Series C , RB , 5.00% , 05/15/47 ......... 1,000 1,004,510
Series 2019A , RB , 5.00% , 05/15/49 ..... 4,190 4,250,901
City of Los Angeles, RB, 5.00%, 06/25/26 ... 27,275 27,932,068
City of Los Angeles Department of Airports
Series 2020B , RB , 5.00% , 05/15/29 ..... 2,000 2,211,146
Series 2025D , RB , 5.00% , 05/15/29 ..... 1,035 1,144,268
Series 2020A , RB , 5.00% , 05/15/30 ..... 4,020 4,439,854
Series 2020A , RB , 5.00% , 05/15/31 ..... 1,500 1,646,250
Series 2025D , RB , 5.00% , 05/15/31 ..... 3,530 4,022,674
Series 2020B , RB , 5.00% , 05/15/32 ..... 2,000 2,202,462
Series 2025E , RB , 5.00% , 05/15/32 ..... 2,350 2,705,261
Series 2025D , RB , 5.00% , 05/15/33
(a)
.... 5,500 6,365,864
Series 2025D , RB , 5.00% , 05/15/35 ..... 2,500 2,900,405
Series 2020A , RB , 5.00% , 05/15/35 ..... 1,500 1,606,690
Series 2020A , RB , 5.00% , 05/15/36 ..... 1,505 1,600,323
Series 2020A , RB , 5.00% , 05/15/38 ..... 2,175 2,283,437
Series 2020B , RB , 4.00% , 05/15/39 ..... 5,000 4,957,426
Series 2020B , RB , 4.00% , 05/15/40 ..... 3,900 3,803,060
Series 2020A , RB , 5.00% , 05/15/40 ..... 1,000 1,037,166
Series B , RB , 5.00% , 05/15/42 ......... 4,390 4,433,198
Series 2020D , RB , 5.00% , 05/15/44 ..... 2,920 2,987,105
Series 2019E , RB, AMT , 5.00% , 05/15/44 . 2,000 2,026,324
Series 2021B , RB , 5.00% , 05/15/45 ..... 7,000 7,170,507
Series 2025D , RB , 5.00% , 05/15/48
(a)
.... 2,500 2,576,382
Series 2018E , RB , 5.00% , 05/15/48 ..... 1,500 1,515,782
City of Los Angeles Wastewater System
Series 2025C , RB , 5.00% , 06/01/27 ..... 10,000 10,522,424
Series 2022C , RB , 5.00% , 06/01/29 ..... 2,405 2,667,349
Series 2022C , RB , 5.00% , 06/01/30 ..... 7,000 7,917,159
Series A , RB , 5.00% , 06/01/31 ......... 3,000 3,131,903
Security
Par (000)
Par (000) Value
California (continued)
Series 2018A , RB , 5.00% , 06/01/43 ..... USD 1,500 $ 1,525,165
Series 2022A , RB , 5.00% , 06/01/47 ..... 3,500 3,587,739
Series A , RB , 5.25% , 06/01/47 ......... 1,500 1,517,513
City of Riverside
Series 2015A , RB , 5.00% , 08/01/40 ..... 1,690 1,693,136
Series 2019A , RB , 5.00% , 10/01/48 ..... 6,895 6,955,366
City of San Francisco
Series A , RB , 5.00% , 11/01/27 ......... 4,575 4,724,674
Series 2025, Sub-Series F , RB ,
5.00% , 11/01/31
(a)
............... 8,000 9,248,529
Series 2025, Sub-Series F , RB ,
5.00% , 11/01/32 ................ 6,000 6,996,780
Series 2023C , RB , 5.00% , 11/01/33 ..... 3,000 3,525,806
Series 2025, Sub-Series F , RB ,
5.00% , 11/01/33 ................ 10,000 11,752,686
Series 2023C , RB , 5.00% , 11/01/34 ..... 3,000 3,490,364
Series A , RB , 4.00% , 11/01/39 ......... 19,695 19,153,263
Series 2025, Sub-Series F , RB ,
5.00% , 11/01/39
(a)
............... 1,700 1,935,755
Series 2020C , RB , 4.00% , 11/01/50 ..... 4,000 3,418,925
Series 2020A , RB , 5.00% , 11/01/50 ..... 9,345 9,451,126
Series 2023AB , RB , 5.25% , 11/01/52 .... 6,265 6,486,512
Series 2025, Sub-Series E , RB ,
5.25% , 11/01/55
(a)
............... 8,000 8,322,791
City of San Jose
Series 2019A-1 , GO , 5.00% , 09/01/45 .... 13,000 13,244,169
Series 2019A-1 , GO , 5.00% , 09/01/47 .... 3,615 3,671,374
City of Santa Rosa, Series 2002B, RB,
0.00%, 09/01/32 (AMBAC)
(b)
.......... 10,880 8,815,179
Clovis Unified School District, Series D, GO,
4.00%, 08/01/40 ................. 375 363,368
Coast Community College District
Series 2006B , GO , 0.00% , 08/01/27 ( AG )
(b)
6,475 6,194,770
Series 2006B , GO , 0.00% , 08/01/28 ( AG )
(b)
7,075 6,603,069
Series 2019F , GO , 0.00% , 08/01/41
(b)
.... 1,000 470,528
Series 2019F , GO , 0.00% , 08/01/42
(b)
.... 1,000 446,637
Series 2017D , GO , 4.00% , 08/01/42 ..... 2,000 1,853,224
Contra Costa Community College District, Series
2014A, GO, 4.00%, 08/01/39 ......... 25,830 24,642,409
County of Sacramento Airport System
Series 2025B , RB , 5.00% , 07/01/40 ..... 2,085 2,255,052
Series 2024 , RB , 5.00% , 07/01/49 ...... 2,500 2,551,718
Series 2024 , RB , 5.00% , 07/01/54 ...... 2,500 2,528,402
County of Santa Clara
Series 2022D , GO , 5.00% , 08/01/34 ..... 4,000 4,568,496
Series 2017C , GO , 4.00% , 08/01/37 ..... 11,305 11,330,962
Series 2017C , GO , 4.00% , 08/01/38 ..... 3,015 3,009,057
Desert Community College District, Series 2017,
GO, 4.00%, 08/01/39 .............. 8,000 7,864,270
Dublin Unified School District
Series B , GO , 4.00% , 08/01/42 ........ 3,040 2,861,749
Series B , GO , 4.13% , 08/01/49 ........ 2,710 2,427,122
Series B , GO , 4.25% , 08/01/53 ........ 5,000 4,495,857
East Bay Municipal Utility District Water System
Series 2025B , RB , 5.00% , 06/01/26 ..... 9,805 10,019,789
Series 2025B , RB , 5.00% , 06/01/27 ..... 4,030 4,239,111
Series 2017B , RB , 5.00% , 06/01/31 ..... 2,000 2,085,594
Series 2025B , RB , 5.00% , 06/01/31 ..... 2,500 2,872,729
Series 2025B , RB , 5.00% , 06/01/32 ..... 3,000 3,488,286
Series 2017B , RB , 5.00% , 06/01/34 ..... 3,085 3,189,391
Series 2017B , RB , 5.00% , 06/01/36 ..... 2,105 2,163,773
Series 2025B , RB , 5.00% , 06/01/37
(a)
.... 5,000 5,739,935
Series 2017A , RB , 5.00% , 06/01/42 ..... 8,000 8,108,499
Series 2017A , RB , 5.00% , 06/01/45 ..... 7,240 7,309,757
Series 2019A , RB , 5.00% , 06/01/49 ..... 4,750 4,811,457

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2025
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series 2024A , RB , 5.00% , 06/01/49 ..... USD 5,000 $ 5,168,952
Series 2025A , RB , 5.00% , 06/01/55 ..... 3,335 3,445,693
Eastern Municipal Water District Financing
Authority
Series 2020A , RB , 4.00% , 07/01/38 ..... 7,125 7,132,819
Series 2017D , RB , 5.00% , 07/01/47 ..... 1,500 1,505,528
El Camino Community College District
Fountation (The)
Series 2012C , GO , 0.00% , 08/01/29
(b)
.... 6,000 5,438,021
Series 2012C , GO , 0.00% , 08/01/31
(b)
.... 1,000 843,470
Series 2012C , GO , 0.00% , 08/01/32
(b)
.... 200 161,948
Series 2012C , GO , 0.00% , 08/01/33
(b)
.... 1,000 774,633
Series 2012C , GO , 0.00% , 08/01/34
(b)
.... 12,415 9,175,837
Series 2016A , GO , 4.00% , 08/01/41 ..... 6,985 6,431,597
Series 2016A , GO , 4.00% , 08/01/45 ..... 2,000 1,801,530
El Dorado Irrigation District, Series 2020A, COP,
4.00%, 03/01/45 ................. 5,000 4,454,578
Elk Grove Unified School District
Series 2021 , GO , 2.00% , 08/01/34 ...... 3,000 2,512,968
Series 2021 , GO , 2.00% , 08/01/35 ...... 5,930 4,809,535
Escondido Union High School District
(b)
Series 2011C , GO , 0.00% , 08/01/46 ..... 1,905 697,783
Series 2011C , GO , 0.00% , 08/01/51 ..... 2,850 793,009
Foothill-De Anza Community College District
Series B , GO , 0.00% , 08/01/33 ( AMBAC )
(b)
3,805 2,965,901
Series 2003B , GO , 0.00% , 08/01/34
( NPFGC-IBC, FGIC )
(b)
............ 14,840 11,045,321
Series A , GO , 0.00% , 08/01/34 ( AMBAC )
(b)
2,500 1,860,735
Series A , GO , 0.00% , 08/01/36 ( AMBAC )
(b)
6,300 4,222,638
Series 2016 , GO , 4.00% , 08/01/40 ...... 4,000 3,927,440
Foothill-Eastern Transportation Corridor Agency
Series 1995A , RB , 0.00% , 01/01/26
(b)
.... 1,500 1,488,359
Series 1995A , RB , 0.00% , 01/01/28
(b)
.... 4,450 4,221,566
Series 2013A , RB , 6.13% , 01/15/28 ..... 5,040 5,476,271
Series 1995A , RB , 0.00% , 01/01/30
(b)
.... 1,000 901,216
Series 2013A , RB , 5.40% , 01/15/30 ..... 10,000 11,297,913
Series 2015A , RB , 0.00% , 01/15/34 ( AG )
(b)
12,500 9,411,295
Series 2015A , RB , 0.00% , 01/15/35 ( AG )
(b)
1,700 1,217,786
Series 2013A , RB , 0.00% , 01/15/36 ( AG )
(b)
7,010 4,757,780
Series 2013A , RB , 0.00% , 01/15/37 ( AG )
(b)
1,000 640,974
Series 2021A , RB , 4.00% , 01/15/46 ..... 47,300 42,954,601
Series 2013B-1 , RB , 3.95% , 01/15/53 .... 1,800 1,512,991
Fremont Union High School District
Series 2021A , GO , 3.00% , 08/01/40 ..... 3,825 3,215,840
Series 2015 , GO , 4.00% , 08/01/40 ...... 2,000 1,950,689
Series 2019A , GO , 4.00% , 08/01/46 ..... 2,660 2,435,050
Series 2023 , GO , 4.00% , 08/01/48 ...... 9,000 8,280,328
Glendale Unified School District, Series 2015B,
GO, 4.00%, 09/01/41 .............. 1,650 1,650,000
Grossmont-Cuyamaca Community College
District, Series 2008C, GO, 0.00%, 08/01/30
(AG)
(b)
....................... 8,800 7,684,592
Hayward Area Recreation & Park District, Series
A, GO, 4.00%, 08/01/46 ............ 8,950 8,193,120
Hayward Unified School District, Series 2019A,
GO, 5.00%, 08/01/44 (BAM) .......... 2,300 2,326,325
Irvine Ranch Water District
Series 2016 , 5.25% , 02/01/41 ......... 10,360 10,471,416
Series 2016 , COP , 5.00% , 03/01/41 ..... 6,000 6,055,886
Lodi Unified School District, Series 2020, GO,
3.00%, 08/01/43 ................. 11,490 8,732,501
Long Beach Community College District
Series 2008A , GO , 0.00% , 06/01/29
(b)
.... 5,420 4,914,420
Series 2016B , GO , 4.00% , 08/01/41 ..... 3,590 3,314,709
Series 2012B , GO , 0.00% , 08/01/49
(b)
.... 2,000 1,277,828
Security
Par (000)
Par (000) Value
California (continued)
Series 2019C , GO , 4.00% , 08/01/49 ..... USD 10,675 $ 9,324,686
Long Beach Unified School District
Series A , GO , 5.00% , 08/01/35 ........ 3,000 3,063,361
Series D-1 , GO , 0.00% , 08/01/37
(b)
...... 11,000 6,416,263
Series B , GO , 3.00% , 08/01/37 ........ 2,420 2,179,985
Series A , GO , 4.00% , 08/01/38 ........ 10,300 10,187,346
Series D-1 , GO , 0.00% , 08/01/39
(b)
...... 800 408,156
Series F , GO , 3.00% , 08/01/47 ......... 22,525 16,023,161
Series B , GO , 3.00% , 08/01/48 ........ 5,000 3,514,128
Series C , GO , 4.00% , 08/01/48 ........ 11,845 10,435,426
Series B , GO , 3.00% , 08/01/50 ........ 6,000 4,124,103
Los Angeles Community College District
Series 2015C , GO , 5.00% , 06/01/26 ..... 1,125 1,150,322
Series D , GO , 5.00% , 08/01/29 ........ 12,915 14,387,580
Series D , GO , 5.00% , 08/01/30 ........ 9,285 10,563,611
Series K , GO , 4.00% , 08/01/35 ........ 1,750 1,753,718
Series L , GO , 5.00% , 08/01/36 ........ 2,030 2,269,454
Series 2016 , GO , 4.00% , 08/01/37 ...... 8,815 8,818,818
Series J , GO , 4.00% , 08/01/37 ......... 2,500 2,504,126
Series K , GO , 4.00% , 08/01/37 ........ 14,250 14,256,172
Series L , GO , 5.00% , 08/01/37 ........ 1,005 1,114,528
Series K , GO , 4.00% , 08/01/38 ........ 23,685 23,554,995
Series K , GO , 3.00% , 08/01/39 ........ 2,145 1,854,067
Series K , GO , 4.00% , 08/01/39 ........ 7,500 7,384,414
Series J , GO , 4.00% , 08/01/41 ......... 5,000 4,762,676
Los Angeles County Facilities 2, Inc., Series
2024A, RB, 5.25%, 06/01/49 ......... 14,090 14,608,797
Los Angeles County Facilities, Inc.
Series 2018A , RB , 5.00% , 12/01/43 ..... 1,000 1,020,545
Series 2018A , RB , 4.00% , 12/01/48 ..... 2,305 2,024,838
Los Angeles County Metropolitan Transportation
Authority Sales Tax
Series 2021A , RB , 5.00% , 06/01/28 ..... 5,000 5,405,300
Series 2021A , RB , 5.00% , 06/01/30 ..... 3,755 4,252,649
Series 2016A , RB , 5.00% , 06/01/31 ..... 2,055 2,091,572
Series 2020A , RB , 5.00% , 06/01/31 ..... 4,000 4,493,893
Series 2023A , RB , 5.00% , 07/01/31 ..... 2,000 2,296,925
Series 2020A , RB , 5.00% , 06/01/32 ..... 2,785 3,096,641
Series 2021A , RB , 5.00% , 06/01/32 ..... 3,250 3,695,463
Series 2016A , RB , 5.00% , 06/01/32 ..... 1,500 1,524,816
Series 2021A , RB , 5.00% , 06/01/33 ..... 2,000 2,258,381
Series 2020A , RB , 5.00% , 06/01/33 ..... 6,585 7,102,232
Series 2016A , RB , 5.00% , 06/01/34 ..... 5,225 5,299,555
Series 2020A , RB , 4.00% , 06/01/35 ..... 3,800 3,892,329
Series 2020A , RB , 5.00% , 06/01/35 ..... 1,500 1,630,375
Series 2021A , RB , 4.00% , 06/01/36 ..... 2,000 2,043,348
Series 2020A , RB , 5.00% , 06/01/36 ..... 8,080 8,707,309
Series 2016A , RB , 5.00% , 06/01/36 ..... 4,400 4,460,107
Series 2020A , RB , 5.00% , 06/01/37 ..... 4,800 5,131,751
Series 2019A , RB , 5.00% , 07/01/37 ..... 2,000 2,085,533
Series 2021A , RB , 4.00% , 06/01/39 ..... 5,000 4,950,992
Series 2017A , RB , 5.00% , 07/01/39 ..... 10,000 10,192,145
Series 2019A , RB , 5.00% , 07/01/39 ..... 3,400 3,515,805
Series 2017A , RB , 5.00% , 07/01/40 ..... 8,000 8,132,010
Series 2017A , RB , 5.00% , 07/01/42 ..... 7,990 8,085,070
Series 2019A , RB , 5.00% , 07/01/44 ..... 4,000 4,093,951
Los Angeles County Public Works Financing
Authority
Series 2024H , RB , 5.00% , 12/01/37 ..... 5,165 5,722,728
Series 2024H , RB , 5.00% , 12/01/38 ..... 3,865 4,230,593
Series 2024H , RB , 5.00% , 12/01/40 ..... 1,750 1,877,301
Series 2025J , RB , 5.00% , 12/01/40
(a)
.... 3,200 3,452,738
Series 2025J , RB , 5.00% , 12/01/43
(a)
.... 1,000 1,044,892
Series 2025J , RB , 5.00% , 12/01/44
(a)
.... 1,270 1,319,237
Series 2025J , RB , 5.00% , 12/01/45
(a)
.... 2,000 2,067,921

Schedule of Investments
(unaudited) (continued)
August 31, 2025
iShares
®
National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series 2019E-1 , RB , 5.00% , 12/01/49 .... USD 10,645 $ 10,648,199
Series 2024H , RB , 5.25% , 12/01/53 ..... 7,200 7,461,650
Series 2025J , RB , 5.50% , 12/01/54
(a)
.... 1,250 1,325,200
Los Angeles County Sanitation Districts
Financing Authority, Series 2016A, RB,
4.00%, 10/01/42 ................. 13,500 12,298,092
Los Angeles Department of Water & Power
Series 2021A , Sub-Series A-1 , RB ,
VRDN ( Royal Bank of Canada SBPA ),
3.25% , 09/03/25
(c)
............... 12,155 12,155,000
Series 2020A , RB , 5.00% , 07/01/27 ..... 6,415 6,694,287
Series 2024C , RB , 5.00% , 07/01/27 ..... 7,000 7,304,755
Series 2020A , RB , 5.00% , 07/01/28 ..... 12,815 13,659,843
Series 2017B , RB , 5.00% , 07/01/28 ..... 4,095 4,212,302
Series 2025A , RB , 5.00% , 07/01/28 ..... 1,285 1,353,393
Series 2024E , RB , 5.00% , 07/01/28 ..... 9,165 9,769,213
Series 2022E , RB , 5.00% , 07/01/28 ..... 4,975 5,302,982
Series 2020A , RB , 5.00% , 07/01/29 ..... 20,220 21,967,222
Series 2024E , RB , 5.00% , 07/01/30 ..... 19,850 21,913,747
Series 2019B , RB , 5.00% , 07/01/31 ..... 4,005 4,244,991
Series 2025B , RB , 5.00% , 07/01/32 ..... 4,615 5,147,535
Series 2023A , RB , 5.00% , 07/01/32 ..... 1,495 1,667,511
Series 2019B , RB , 5.00% , 07/01/32 ..... 1,755 1,851,640
Series 2025A , RB , 5.00% , 07/01/34 ..... 1,000 1,117,429
Series 2025B , RB , 5.00% , 07/01/34 ..... 2,000 2,234,859
Series 2022B , RB , 5.00% , 07/01/35 ..... 1,500 1,623,540
Series 2017B , RB , 5.00% , 07/01/36 ..... 2,000 2,024,288
Series 2025A , RB , 5.00% , 07/01/36 ( BAM ) 350 384,769
Series 2022A , RB , 5.00% , 07/01/37 ..... 3,160 3,325,076
Series 2024B , RB , 5.00% , 07/01/38 ..... 24,000 25,389,982
Series 2020B , RB , 5.00% , 07/01/40 ..... 12,440 12,653,489
Series 2022C , RB , 5.00% , 07/01/40 ..... 12,270 12,680,227
Series 2022A , RB , 5.00% , 07/01/41 ..... 1,000 1,025,129
Series 2025A , RB , 5.00% , 07/01/42 ( BAM )
(a)
600 619,849
Series 2016B , RB , 5.00% , 07/01/42 ..... 1,095 1,087,539
Series 2017A , RB , 5.00% , 07/01/42 ..... 7,495 7,498,311
Series 2017C , RB , 5.00% , 07/01/42 ..... 2,000 2,001,250
Series 2022C , RB , 5.00% , 07/01/42 ..... 5,515 5,631,617
Series 2018D , RB , 5.00% , 07/01/43 ..... 1,725 1,719,245
Series 2024A , RB , 5.00% , 07/01/43 ..... 3,275 3,344,599
Series 2022C , RB , 5.00% , 07/01/43 ..... 2,155 2,191,329
Series 2024A , RB , 5.00% , 07/01/44 ..... 5,000 5,087,803
Series 2019D , RB , 5.00% , 07/01/44 ..... 13,000 12,981,143
Series 2022A , RB , 5.00% , 07/01/46 ..... 3,880 3,886,392
Series 2021B , RB , 5.00% , 07/01/46 ..... 3,535 3,540,369
Series 2016A , RB , 5.00% , 07/01/46 ..... 7,050 6,892,683
Series 2017C , RB , 5.00% , 07/01/47 ..... 12,115 12,022,036
Series 2019C , RB , 5.00% , 07/01/49 ..... 1,250 1,231,084
Series 2019A , RB , 5.00% , 07/01/49 ..... 14,500 14,280,576
Series 2019D , RB , 5.00% , 07/01/49 ..... 21,630 21,302,680
Series 2019A , RB , 5.25% , 07/01/49 ..... 2,500 2,511,927
Series 2020B , RB , 5.00% , 07/01/50 ..... 4,230 4,221,944
Series 2025A , RB , 5.00% , 07/01/50 ..... 15,925 15,917,141
Series 2022A , RB , 5.00% , 07/01/51 ..... 1,635 1,631,016
Series 2021C , RB , 5.00% , 07/01/51 ..... 17,980 17,936,183
Series 2024C , RB , 5.00% , 07/01/54 ..... 500 496,984
Los Angeles Department of Water & Power
Water System
Series 2016B , RB , 5.00% , 07/01/28 ..... 1,030 1,037,928
Series 2020B , RB , 4.00% , 07/01/29 ..... 2,000 2,088,489
Series 2025A , RB , 5.00% , 01/01/30
(a)
.... 6,385 6,882,805
Series 2020B , RB , 4.00% , 07/01/30 ..... 2,000 2,094,790
Series 2016B , RB , 5.00% , 07/01/30 ..... 4,275 4,302,634
Series 2023A , RB , 5.00% , 07/01/33 ..... 5,000 5,600,806
Series 2016B , RB , 5.00% , 07/01/34 ..... 5,015 5,034,191
Security
Par (000)
Par (000) Value
California (continued)
Series 2023A , RB , 5.00% , 07/01/34 ..... USD 5,000 $ 5,536,408
Series 2020C , RB , 5.00% , 07/01/36 ..... 2,250 2,366,098
Series 2022B , RB , 5.00% , 07/01/37 ..... 7,000 7,417,427
Series 2020C , RB , 5.00% , 07/01/37 ..... 3,050 3,187,241
Series 2018B , RB , 5.00% , 07/01/37 ..... 2,000 2,045,064
Series 2020C , RB , 5.00% , 07/01/38 ..... 1,000 1,035,958
Series 2022B , RB , 5.00% , 07/01/38 ..... 6,670 6,994,122
Series 2020C , RB , 5.00% , 07/01/40 ..... 5,250 5,351,485
Series 2020A , RB , 5.00% , 07/01/40 ..... 5,065 5,162,909
Series 2020A , RB , 5.00% , 07/01/41 ..... 1,500 1,524,727
Series 2020C , RB , 5.00% , 07/01/41 ..... 2,000 2,032,969
Series 2024B , RB , 5.00% , 07/01/41 ..... 4,800 4,996,476
Series 2022C , RB , 5.00% , 07/01/41 ..... 4,610 4,762,068
Series 2024B , RB , 5.00% , 07/01/42 ..... 3,000 3,094,910
Series 2018B , RB , 5.00% , 07/01/43 ..... 2,500 2,497,499
Series 2024B , RB , 5.00% , 07/01/44 ..... 4,000 4,076,554
Series 2017A , RB , 5.00% , 07/01/44 ..... 17,715 17,689,304
Series 2016B , RB , 5.00% , 07/01/46 ..... 1,525 1,494,779
Series 2016A , RB , 5.00% , 07/01/46 ..... 12,275 12,031,748
Series 2022B , RB , 5.00% , 07/01/47 ..... 20,030 20,073,942
Series 2018B , RB , 5.00% , 07/01/48 ..... 2,500 2,471,280
Series 2018A , RB , 5.00% , 07/01/48 ..... 9,745 9,633,050
Series 2021B , RB , 5.00% , 07/01/49 ..... 3,900 3,901,532
Series 2022D , RB , 5.00% , 07/01/52 ..... 1,650 1,650,095
Los Angeles Unified School District
Series 2017A , GO , 5.00% , 07/01/26 ..... 3,625 3,714,735
Series 2016B , GO , 5.00% , 07/01/27 ..... 7,920 8,090,140
Series 2019A , GO , 5.00% , 07/01/27 ..... 1,625 1,714,603
Series 2017A , GO , 5.00% , 07/01/27 ..... 1,460 1,540,505
Series 2022QRR , GO , 5.00% , 07/01/28 ... 2,505 2,714,417
Series 2019A , GO , 5.00% , 07/01/28 ..... 5,005 5,423,415
Series 2024A , GO , 5.00% , 07/01/28 ..... 2,460 2,665,655
Series 2019A , GO , 5.00% , 07/01/29 ..... 5,000 5,549,625
Series 2016B , GO , 5.00% , 07/01/30 ..... 10,000 10,197,029
Series 2024A , GO , 5.00% , 07/01/30 ..... 7,000 7,934,696
Series 2016B , GO , 3.00% , 07/01/31 ..... 15,405 15,395,301
Series 2024A , GO , 5.00% , 07/01/31 ..... 19,625 22,556,384
Series 2021RYRR , GO , 5.00% , 07/01/31 .. 500 574,685
Series 2018B-1 , GO , 5.00% , 07/01/31 .... 1,000 1,053,632
Series 2022QRR , GO , 5.00% , 07/01/31 ... 1,410 1,620,612
Series 2019A , GO , 5.00% , 07/01/31 ..... 3,045 3,338,684
Series 2016B , GO , 3.00% , 07/01/32 ..... 7,820 7,709,841
Series 2020C , GO , 4.00% , 07/01/32 ..... 5,000 5,266,621
Series 2021RYRR , GO , 5.00% , 07/01/32 .. 2,920 3,361,286
Series 2024A , GO , 5.00% , 07/01/32 ..... 23,735 27,582,811
Series 2018B-1 , GO , 5.00% , 07/01/32 .... 3,250 3,409,276
Series 2020C , GO , 4.00% , 07/01/33 ..... 4,750 4,955,662
Series 2018B-1 , GO , 5.00% , 07/01/33 .... 4,000 4,179,630
Series 2021RYRR , GO , 5.00% , 07/01/34 .. 1,505 1,698,999
Series 2025A , GO , 5.00% , 07/01/34 ..... 2,800 3,287,087
Series 2024A , GO , 5.00% , 07/01/34 ..... 3,610 4,237,994
Series 2021RYRR , GO , 4.00% , 07/01/36 .. 5,250 5,362,081
Series 2018B-1 , GO , 5.00% , 07/01/36 .... 2,000 2,070,166
Series 2020RYQ , GO , 4.00% , 07/01/37 ... 1,830 1,847,066
Series 2021RYRR , GO , 4.00% , 07/01/37 .. 5,050 5,110,125
Series 2020C , GO , 4.00% , 07/01/37 ..... 12,990 13,111,143
Series 2023QRR , GO , 5.00% , 07/01/37 ... 4,000 4,468,123
Series 2025A , GO , 5.00% , 07/01/37 ..... 5,000 5,674,286
Series 2020RYQ , GO , 4.00% , 07/01/38 ... 100 100,130
Series 2021RYRR , GO , 4.00% , 07/01/38 .. 4,695 4,708,066
Series 2020C , GO , 4.00% , 07/01/38 ..... 5,500 5,507,163
Series 2022QRR , GO , 5.00% , 07/01/38 ... 2,500 2,717,064
Series 2023QRR , GO , 5.00% , 07/01/38 ... 5,000 5,484,974
Series 2018B-1 , GO , 5.00% , 07/01/38 .... 10,835 11,131,784
Series 2020C , GO , 4.00% , 07/01/39 ..... 10,000 9,898,872

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2025
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series 2020RYQ , GO , 4.00% , 07/01/39 ... USD 1,030 $ 1,019,584
Series 2021RYRR , GO , 4.00% , 07/01/40 .. 3,250 3,168,723
Series 2020C , GO , 4.00% , 07/01/40 ..... 1,005 979,867
Series 2016A , GO , 4.00% , 07/01/40 ..... 1,045 1,014,378
Series 2024QRR , GO , 5.00% , 07/01/41 ... 3,000 3,220,926
Series 2024QRR , GO , 5.00% , 07/01/42 ... 3,000 3,197,865
Series 2018B-1 , GO , 5.25% , 07/01/42 .... 7,900 8,062,520
Series 2020RYQ , GO , 4.00% , 07/01/44 ... 46,225 42,211,616
Series 2020C , GO , 4.00% , 07/01/44 ..... 4,500 4,109,297
Series 2020C , GO , 3.00% , 07/01/45 ..... 10,000 7,436,261
Series 2021RYRR , GO , 4.00% , 07/01/46 .. 8,285 7,396,930
Series 2022QRR , GO , 5.25% , 07/01/47 ... 3,765 3,923,206
Series 2024QRR , GO , 5.25% , 07/01/49 ... 5,000 5,220,820
Mendocino-Lake Community College District,
Series B, GO, 0.00%, 08/01/51 (AG)
(b)
.... 750 205,097
Metropolitan Water District of Southern California
Series 2019A , RB , 5.00% , 07/01/26 ..... 1,000 1,024,838
Series 2011C , RB , 5.00% , 10/01/27 ..... 1,000 1,062,751
Series 2024B3 , RB , VRDN 5.00% , 07/01/31
(c)
1,500 1,671,451
Series 2022A , RB , 5.00% , 10/01/31 ..... 2,425 2,793,222
Series 2019A , RB , 5.00% , 07/01/34 ..... 4,000 4,275,058
Series 2020C , RB , 5.00% , 07/01/38 ..... 10,730 11,442,151
Series 2020C , RB , 5.00% , 07/01/39 ..... 2,520 2,670,350
Series 2021A , RB , 5.00% , 10/01/46 ..... 6,000 6,194,266
Series 2020A , RB , 5.00% , 10/01/49 ..... 7,415 7,544,889
Series 2021A , RB , 5.00% , 10/01/51 ..... 10,000 10,174,956
Miracosta Community College District, Series B,
GO, 4.00%, 08/01/45 .............. 17,405 16,576,729
Morgan Hill Unified School District, Series B,
GO, 4.00%, 08/01/47 .............. 7,500 6,757,196
Mount Diablo Unified School District, Series
2022B, GO, 4.00%, 08/01/35 ......... 4,000 4,126,274
Mount San Antonio Community College District
Series 2013A , GO , 5.87% , 08/01/28 ..... 1,000 1,090,193
Series 2013A , GO , 0.00% , 08/01/43
(b)
.... 12,830 12,312,424
Municipal Improvement Corp. of Los Angeles
Series 2016B , RB , 5.00% , 11/01/30 ..... 2,000 2,054,692
Series 2016B , RB , 4.00% , 11/01/34 ..... 2,300 2,300,926
Series 2016B , RB , 4.00% , 11/01/36 ..... 11,040 10,898,327
Series 2020B , RB , 5.00% , 11/01/38 ..... 2,000 2,117,845
New Haven Unified School District, Series
2020C, GO, 3.00%, 08/01/49 ......... 6,060 4,320,142
Newport Mesa Unified School District
(b)
Series 2011 , GO , 0.00% , 08/01/34 ...... 7,485 5,590,614
Series 2011 , GO , 0.00% , 08/01/35 ...... 13,000 9,233,515
Series 2011 , GO , 0.00% , 08/01/36 ...... 1,400 942,395
Series 2011 , GO , 0.00% , 08/01/38 ...... 3,500 2,089,150
Series 2017 , GO , 0.00% , 08/01/43 ...... 1,500 625,454
Series 2017 , GO , 0.00% , 08/01/44 ...... 1,125 440,827
Series 2017 , GO , 0.00% , 08/01/45 ...... 2,500 922,486
Norman Y Mineta San Jose International Airport
SJC, Series 2017B, RB, 5.00%, 03/01/47 .. 1,000 1,001,169
North Orange County Community College
District, Series B, GO, 4.00%, 08/01/44 ... 9,325 8,534,063
Northern California Sanitation Agencies
Financing Authority
Series 2021 , RB , 5.00% , 12/01/27 ...... 1,000 1,065,773
Series 2021 , RB , 5.00% , 12/01/29 ...... 1,000 1,118,382
Series 2021 , RB , 5.00% , 12/01/30 ...... 400 455,351
Series 2021 , RB , 5.00% , 12/01/33 ...... 4,000 4,524,536
Series 2024A , RB , 5.00% , 12/01/37 ..... 15,000 16,990,610
Series 2020A , RB , 5.00% , 12/01/45 ..... 7,885 8,098,615
Series 2020A , RB , 5.00% , 12/01/50 ..... 3,525 3,580,297
Ohlone Community College District, Series C,
GO, 4.00%, 08/01/41 .............. 5,000 4,616,586
Security
Par (000)
Par (000) Value
California (continued)
Orange County Local Transportation Authority
Sales Tax
Series 2019 , RB , 5.00% , 02/15/40 ...... USD 19,805 $ 20,617,461
Series 2019 , RB , 5.00% , 02/15/41 ...... 1,500 1,554,856
Palomar Community College District
Series 2017 , GO , 4.00% , 08/01/45 ...... 1,900 1,724,665
Series D , GO , 5.25% , 08/01/45 ........ 1,000 1,015,133
Pasadena Area Community College District,
Series 2023A-1, GO, 5.00%, 08/01/48 ... 2,340 2,396,182
Placentia-Yorba Linda Unified School District
(b)
Series D , GO , 0.00% , 08/01/42 ........ 1,205 553,529
Series D , GO , 0.00% , 08/01/46 ........ 2,500 885,790
Poway Unified School District
(b)
Series B , GO , 0.00% , 08/01/33 ........ 1,000 772,921
Series B , GO , 0.00% , 08/01/34 ........ 4,630 3,414,137
Series B , GO , 0.00% , 08/01/36 ........ 13,250 8,775,164
Series B , GO , 0.00% , 08/01/41 ........ 1,500 729,220
Series B , GO , 0.00% , 08/01/46 ........ 9,615 3,348,672
Series B , GO , 0.00% , 08/01/51 ........ 3,750 993,947
Rio Hondo Community College District
Series 2010C , GO , 6.63% , 08/01/42 ..... 560 664,899
Series 2010C , GO , 6.85% , 08/01/42 ..... 7,500 9,029,863
Riverside Community College District, Series
2025A, GO, 4.00%, 08/01/54
(a)
........ 2,915 2,512,324
Riverside County Public Financing Authority,
Series 2015, RB, 5.25%, 11/01/45 ...... 1,000 1,004,762
Riverside County Transportation Commission
Series 2021B-1 , RB , 4.00% , 06/01/37 .... 5,092 5,019,060
Series 2021B-1 , RB , 4.00% , 06/01/38 .... 2,125 2,057,756
Series 2021B-1 , RB , 4.00% , 06/01/39 .... 8,860 8,446,596
Series 2021B-1 , RB , 4.00% , 06/01/40 .... 10,370 9,710,288
Series 2021B-1 , RB , 4.00% , 06/01/46 .... 18,940 16,212,992
Series 2021B-1 , RB , 3.00% , 06/01/49 .... 2,000 1,370,061
Riverside County Transportation Commission
Sales Tax
Series 2017B , RB , 5.00% , 06/01/29 ..... 7,130 7,588,752
Series 2017B , RB , 5.00% , 06/01/34 ..... 15,975 16,745,343
Series 2017B , RB , 5.00% , 06/01/35 ..... 1,030 1,076,253
Series 2017B , RB , 5.00% , 06/01/37 ..... 2,555 2,652,792
Series 2017B , RB , 5.00% , 06/01/39 ..... 2,960 3,058,818
Rowland Unified School District, Series 2009B,
GO, 0.00%, 08/01/39
(b)
............. 5,270 2,822,092
Sacramento Area Flood Control Agency, Series
2016A, 5.00%, 10/01/41 ............ 2,000 2,016,019
Sacramento City Financing Authority, Series E,
RB, 5.25%, 12/01/30 (AMBAC) ........ 440 487,782
Sacramento City Unified School District, Series
2024B, GO, 4.00%, 08/01/54 (AG) ...... 5,000 4,322,729
Sacramento Municipal Utility District
Series 2022J , RB , 5.00% , 08/15/26 ..... 1,770 1,819,792
Series 2022J , RB , 5.00% , 08/15/28 ..... 1,630 1,771,123
Series 2023D , RB , VRDN 5.00% , 10/15/30
(c)
7,500 8,344,883
Series 2025F , RB , VRDN 5.00% , 10/15/31
(c)
10,000 11,242,520
Series 2025E , RB , VRDN 5.00% , 10/15/32
(a) (c)
5,500 6,242,171
Series 2019G , RB , 5.00% , 08/15/39 ..... 1,500 1,574,092
Series 2020H , RB , 4.00% , 08/15/40 ..... 2,500 2,449,402
Series 2019G , RB , 5.00% , 08/15/40 ..... 2,000 2,088,528
Series 2020H , RB , 4.00% , 08/15/45 ..... 13,575 12,302,356
Series 2023K , RB , 5.00% , 08/15/48 ..... 7,280 7,486,553
Series 2024M , RB , 5.00% , 11/15/49 ..... 1,500 1,543,070
Series 2020H , RB , 5.00% , 08/15/50 ..... 43,000 43,680,746
Series 2024M , RB , 5.00% , 11/15/54 ..... 11,015 11,268,836
Sacramento Transportation Authority Sales Tax,
Series 2023, RB, 5.00%, 10/01/34 ...... 5,835 6,776,973

Schedule of Investments
(unaudited) (continued)
August 31, 2025
iShares
®
National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
San Bernardino Community College District
(b)
Series F , GO , 0.00% , 08/01/45
(a)
....... USD 2,000 $ 718,805
Series F , GO , 0.00% , 08/01/49
(a)
....... 16,350 4,595,596
Series F , GO , 0.00% , 08/01/50 ......... 10,000 2,655,353
San Diego Association of Governments
South Bay Expressway, Series 2017A, RB,
5.00%, 07/01/42 ................. 10,000 10,105,790
San Diego Community College District
Series 2016 , GO , 5.00% , 08/01/28 ...... 1,000 1,027,219
Series 2011 , GO , 0.00% , 08/01/35
(b)
..... 4,000 2,821,772
San Diego County Regional Airport Authority
Series 2019A , RB , 5.00% , 07/01/34 ..... 4,850 5,177,385
Series 2019A , RB , 5.00% , 07/01/36 ..... 1,450 1,529,990
Series 2019A , RB , 4.00% , 07/01/38 ..... 2,120 2,105,375
Series 2019A , RB , 5.00% , 07/01/44 ..... 1,600 1,624,870
Series 2021A , RB , 5.00% , 07/01/46 ..... 5,000 5,096,921
Series 2019A , RB , 5.00% , 07/01/49 ..... 600 599,127
Series 2021A , RB , 5.00% , 07/01/56 ..... 5,000 5,032,329
San Diego County Regional Transportation
Commission
Series 2023A , RB , 5.00% , 04/01/32 ..... 2,000 2,317,324
Series 2023A , RB , 5.00% , 04/01/34 ..... 1,500 1,736,694
Series 2023A , RB , 5.00% , 04/01/38 ..... 1,000 1,108,976
Series 2016A , RB , 5.00% , 04/01/41 ..... 10,230 10,294,840
Series 2021B , RB , 5.00% , 04/01/45 ..... 4,300 4,423,180
Series 2016A , RB , 5.00% , 04/01/48 ..... 2,270 2,279,640
Series 2021B , RB , 5.00% , 04/01/48 ..... 8,140 8,314,373
San Diego County Water Authority
Series 2021B , RB , 4.00% , 05/01/33 ..... 3,500 3,697,822
Series 2021B , RB , 4.00% , 05/01/35 ..... 3,000 3,104,014
Series 2021B , RB , 4.00% , 05/01/37 ..... 3,515 3,558,195
Series 2022A , RB , 5.00% , 05/01/52 ..... 4,250 4,329,897
San Diego Public Facilities Financing Authority
Series 2016B , RB , 5.00% , 08/01/28 ..... 2,500 2,559,890
Series 2016A , RB , 5.00% , 05/15/29 ..... 2,505 2,551,301
Series 2020A , RB , 4.00% , 08/01/36 ..... 1,350 1,373,036
Series 2018A , RB , 5.00% , 08/01/43 ..... 1,500 1,521,725
Series A , RB , 5.00% , 10/15/44 ......... 1,810 1,810,615
Series 2020A , RB , 4.00% , 08/01/45 ..... 500 454,559
Series 2023A , RB , 4.00% , 08/01/52 ..... 5,770 5,036,812
San Diego Unified School District
Series G-1 , GO , 5.25% , 07/01/28 ....... 845 922,240
Series G-1 , GO , 5.25% , 07/01/28 ( AG ) ... 155 168,135
Series 2016R-5 , GO , 5.00% , 07/01/29 ... 2,005 2,048,509
Series 2010C , GO , 0.00% , 07/01/30
(b)
.... 1,550 1,364,953
Series R-1 , GO , 0.00% , 07/01/30
(b)
...... 7,570 6,628,240
Series R-1 , GO , 0.00% , 07/01/31
(b)
...... 2,000 1,684,003
Series 2012E , GO , 0.00% , 07/01/32
(b)
.... 6,440 5,198,139
Series SR-1 , GO , 4.00% , 07/01/32 ...... 1,000 1,005,509
Series 2010C , GO , 0.00% , 07/01/35
(b)
.... 2,380 1,687,749
Series 2010C , GO , 0.00% , 07/01/36
(b)
.... 17,465 11,755,349
Series 2010C , GO , 0.00% , 07/01/37
(b)
.... 700 446,554
Series 2010C , GO , 0.00% , 07/01/38
(b)
.... 3,000 1,802,745
Series R-2 , GO , 0.00% , 07/01/40
(b)
...... 13,475 13,461,677
Series 2012E , GO , 0.00% , 07/01/42
(b)
.... 5,850 4,480,603
Series 2010C , GO , 0.00% , 07/01/43
(b)
.... 4,140 1,815,199
Series 2010C , GO , 0.00% , 07/01/44
(b)
.... 2,165 894,191
Series 2010C , GO , 0.00% , 07/01/45
(b)
.... 4,590 1,788,578
Series F , GO , 4.00% , 07/01/45 ......... 6,145 5,553,254
Series 2010C , GO , 0.00% , 07/01/46
(b)
.... 275 101,641
Series 2021N-2 , GO , 3.00% , 07/01/46 ... 3,000 2,217,014
Series 2021N-2 , GO , 4.00% , 07/01/46 ... 15,000 13,445,950
Series 2010C , GO , 0.00% , 07/01/47
(b)
.... 1,405 491,678
Series 2012E , GO , 0.00% , 07/01/47
(b)
.... 3,800 2,842,712
Series 2017I , GO , 4.00% , 07/01/47 ...... 19,400 17,177,119
Security
Par (000)
Par (000) Value
California (continued)
Series 2010C , GO , 0.00% , 07/01/48
(b)
.... USD 3,250 $ 2,941,216
Series 2023A-3 , GO , 5.00% , 07/01/48 .... 5,000 5,156,457
Series 2012E , GO , 0.00% , 07/01/49
(b)
.... 7,640 2,322,320
Series 2019L , GO , 4.00% , 07/01/49 ..... 13,000 11,357,584
Series 2024H-2 , GO , 5.00% , 07/01/49 ... 1,220 1,253,671
Series 2020M-2 , GO , 3.00% , 07/01/50 ... 23,350 16,509,564
Series 2020D-2 , GO , 4.00% , 07/01/50 ... 45,580 39,974,303
Series 2020M-2 , GO , 4.00% , 07/01/50 ... 12,710 11,146,849
Series 2022F-2 , GO , 4.25% , 07/01/52 .... 5,000 4,592,892
Series 2023A-3 , GO , 4.00% , 07/01/53 .... 10,500 9,212,714
Series 2023G-3 , GO , 4.00% , 07/01/53 ... 10,000 8,774,013
San Francisco Bay Area Rapid Transit District
Series 2015D , GO , 4.00% , 08/01/33 ..... 2,885 2,885,832
Series E , GO , 4.00% , 08/01/37 ........ 8,420 8,429,276
Series 2020C-1 , GO , 3.00% , 08/01/38 ... 5,000 4,342,577
Series 2022D-1 , GO , 5.00% , 08/01/39 ... 1,250 1,338,611
Series A-1 , GO , 4.00% , 08/01/42 ....... 1,500 1,386,778
Series 2019B-1 , GO , 4.00% , 08/01/44 .... 5,000 4,530,882
Series 2020C-1 , GO , 4.00% , 08/01/45 ... 2,640 2,372,305
Series A-1 , GO , 5.00% , 08/01/47 ....... 3,000 3,022,285
Series 2022D-1 , GO , 5.25% , 08/01/47 ... 1,250 1,299,002
Series 2020C-1 , GO , 3.00% , 08/01/50 ... 8,500 5,990,636
San Francisco Bay Area Rapid Transit District
Sales Tax
Series 2019A , RB , 4.00% , 07/01/37 ..... 3,075 3,075,080
Series 2019A , RB , 4.00% , 07/01/38 ..... 5,495 5,430,032
Series 2019A , RB , 3.00% , 07/01/44 ..... 1,800 1,372,529
San Francisco City & County Airport Comm-San
Francisco International Airport
Series 2021-2B , RB , 5.00% , 05/01/32 .... 3,150 3,528,549
Series 2021-2B , RB , 5.00% , 05/01/35 .... 3,000 3,280,629
Series 2024B , RB , 5.00% , 05/01/41 ..... 4,000 4,229,008
Series 2024B , RB , 5.00% , 05/01/42 ..... 3,000 3,143,776
Series 2024B , RB , 5.00% , 05/01/44 ..... 10,790 11,163,953
Series 2016C , RB , 5.00% , 05/01/46 ..... 4,265 4,266,482
Series 2017B , RB , 5.00% , 05/01/47 ..... 3,500 3,496,119
Series 2018E , RB , 5.00% , 05/01/48 ..... 2,500 2,503,836
Series 2024B , RB , 5.00% , 05/01/49 ..... 4,180 4,256,213
Series 2019-2F , RB , 5.00% , 05/01/50 .... 22,605 22,691,247
Series 2022-2B , RB , 5.00% , 05/01/52 .... 3,740 3,782,456
San Francisco City & County Public Utilities
Commission Power
Series 2023A , RB , 5.00% , 11/01/48 ..... 4,000 4,076,872
Series 2021A , RB , 4.00% , 11/01/51 ..... 8,000 6,795,156
Series 2023A , RB , 5.00% , 11/01/53 ..... 2,900 2,939,385
San Francisco City & County Public Utilities
Commission Wastewater
Series 2023A , RB , 5.00% , 10/01/35 ..... 1,500 1,686,887
Series 2023A , RB , 5.00% , 10/01/36 ..... 1,000 1,111,735
Series 2023A , RB , 5.00% , 10/01/37 ..... 1,500 1,651,730
Series 2013B , RB , 4.00% , 10/01/42 ..... 3,500 3,260,513
Series 2018A , RB , 4.00% , 10/01/43 ..... 1,330 1,220,293
Series 2021A , RB , 5.00% , 10/01/46 ..... 1,000 1,021,462
Series 2021A , RB , 4.00% , 10/01/47 ..... 9,075 7,992,004
Series 2024C , RB , 5.00% , 10/01/49 ..... 4,000 4,098,110
Series 2021A , RB , 4.00% , 10/01/50 ..... 5,000 4,274,670
Series 2024C , RB , 5.00% , 10/01/54 ..... 13,045 13,269,589
San Joaquin County Transportation Authority
Measure K Sales Tax, Series 2017, RB,
4.00%, 03/01/41 ................. 11,000 10,408,290
San Joaquin Hills Transportation Corridor
Agency
Series 1993 , RB , 0.00% , 01/01/27
(b)
..... 1,075 1,044,392
Series 2021A , RB , 5.00% , 01/15/33 ..... 3,415 3,753,824
Series 2021A , RB , 4.00% , 01/15/34 ..... 2,185 2,243,688

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2025
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
San Jose Evergreen Community College District,
Series C, GO, 4.00%, 09/01/45 ........ USD 8,515 $ 7,953,402
San Jose Unified School District
Series C , GO , 0.00% , 08/01/27 ( NPFGC )
(b)
4,800 4,602,702
Series C , GO , 0.00% , 08/01/29 ( NPFGC )
(b)
3,800 3,465,453
Series C , GO , 0.00% , 08/01/30 ( NPFGC )
(b)
5,980 5,283,163
Series 2016 , GO , 5.00% , 08/01/32 ...... 9,000 9,001,235
Series 2018E , GO , 4.00% , 08/01/42 ..... 6,825 6,569,295
San Juan Unified School District, Series 2022,
GO, 4.00%, 08/01/46 .............. 17,000 14,907,227
San Marcos Unified School District, Series B,
GO, 0.00%, 08/01/47
(b)
............. 4,225 1,445,190
San Mateo County Community College District
Series A , GO , 0.00% , 09/01/30 ( NPFGC )
(b)
6,690 5,902,491
Series C , GO , 0.00% , 09/01/30 ( NPFGC )
(b)
4,295 3,789,417
Series 2006B , GO , 0.00% , 09/01/32
( NPFGC )
(b)
.................... 6,565 5,366,978
Series 2006B , GO , 0.00% , 09/01/34
( NPFGC )
(b)
.................... 21,075 15,776,264
Series 2006B , GO , 0.00% , 09/01/35
( NPFGC )
(b)
.................... 11,500 8,188,723
Series 2015A , GO , 5.00% , 09/01/45 ..... 1,000 1,000,000
Series 2018B , GO , 5.00% , 09/01/45 ..... 44,150 44,869,137
San Mateo Foster City Public Financing
Authority, Series 2019, RB, 5.00%, 08/01/49 3,700 3,788,899
San Mateo Foster City School District, Series A,
GO, 0.00%, 08/01/42
(b)
............. 5,500 5,879,680
San Mateo Union High School District
(b)
Series 2011A , GO , 0.00% , 09/01/33 ..... 500 494,629
Series 2011A , GO , 0.00% , 09/01/41 ..... 3,765 3,837,964
Series 2011A , GO , 0.00% , 07/01/51 ..... 4,465 3,263,089
San Ysidro School District, Series 2025A, GO,
5.00%, 08/01/44 (BAM) ............ 3,540 3,687,735
Santa Ana Unified School District, Series 2009B,
GO, 0.00%, 08/01/33
(b)
............. 5,905 4,245,099
Santa Barbara Secondary High School District,
Series 2011A, GO, 0.00%, 08/01/36
(b)
.... 2,500 1,549,731
Santa Barbara Unified School District, Series B,
GO, 5.00%, 08/01/44 .............. 6,725 6,871,531
Santa Clara Unified School District, Series 2019,
GO, 4.00%, 07/01/48 .............. 24,000 21,674,033
Santa Clara Valley Transportation Authority
Series 2023A , RB , 5.00% , 04/01/30 ..... 3,060 3,457,866
Series 2023A , RB , 5.00% , 04/01/33 ..... 5,000 5,840,483
Series 2023A , RB , 5.00% , 04/01/35 ..... 4,500 5,145,770
Santa Clara Valley Water District, Series A, RB,
5.00%, 06/01/46 ................. 1,000 1,001,002
Santa Clarita Community College District, Series
2016, GO, 4.00%, 08/01/41 .......... 6,850 6,289,934
Santa Monica Community College District
Series 2018A , GO , 5.00% , 08/01/43 ..... 7,500 7,639,403
Series 2022B , GO , 5.00% , 08/01/45 ..... 1,150 1,190,396
Series 2018A , GO , 4.00% , 08/01/47 ..... 21,580 19,536,762
Santa Monica-Malibu Unified School District
Series B , GO , 4.00% , 08/01/50 ........ 28,230 25,004,742
Simi Valley Unified School District, Series
2007C, GO, 0.00%, 08/01/32 (AG)
(b)
..... 10,000 8,125,028
Sonoma County Junior College District, Series
B, GO, 3.00%, 08/01/41 ............ 7,000 5,571,979
South San Francisco Unified School District
Series 2016C , GO , 4.00% , 09/01/37 ..... 4,000 4,000,000
Series 2023 , GO , 4.00% , 09/01/48 ...... 15,000 13,251,747
Series 2023 , GO , 4.00% , 09/01/52 ...... 10,975 9,479,382
Southern California Public Power Authority
Series 2015C , RB , 5.00% , 07/01/26 ..... 1,660 1,662,562
Security
Par (000)
Par (000) Value
California (continued)
Series 2025-2 , RB , VRDN
5.00% , 07/01/29
(a) (c)
.............. USD 3,750 $ 3,988,755
Series 2024-1 , RB , 5.00% , 07/01/44 ..... 6,300 6,447,984
Series 2024-1 , RB , 5.00% , 07/01/46 ..... 5,600 5,657,081
Series 2024-1 , RB , 5.00% , 07/01/49 ..... 9,535 9,561,336
Series 2024-1 , RB , 5.00% , 07/01/53 ..... 31,685 31,547,810
Series 2023-1A , RB , 5.25% , 07/01/53 .... 13,675 13,885,678
Southwestern Community College District,
Series C, GO, 0.00%, 08/01/46
(b)
....... 1,920 678,147
State of California
GO , 5.00% , 09/01/25 ............... 2,035 2,035,000
GO , 5.00% , 10/01/25 ............... 12,525 12,553,188
Series 2017 , GO , 4.00% , 11/01/25 ...... 6,465 6,483,842
GO , 5.00% , 11/01/25 ............... 5,510 5,534,991
GO , 5.00% , 04/01/26 ............... 7,875 8,005,000
GO , 3.88% , 08/01/26 ............... 15,000 15,220,471
GO , 5.00% , 08/01/26 ............... 15,035 15,427,962
Series C , GO , 5.00% , 09/01/26 ........ 1,500 1,502,907
GO , 5.00% , 09/01/26 ............... 9,825 10,106,602
GO , 5.00% , 10/01/26 ............... 15,160 15,630,101
GO , 5.00% , 03/01/27 ............... 55 55,108
GO , 5.00% , 04/01/27 ............... 7,085 7,407,995
GO , 5.00% , 08/01/27 ............... 14,550 15,349,569
GO , 5.00% , 09/01/27 ............... 6,210 6,377,115
GO , 4.00% , 10/01/27 ............... 7,280 7,559,308
GO , 5.00% , 10/01/27 ............... 3,875 4,103,191
Series 2017 , GO , 5.00% , 11/01/27 ...... 5,715 6,065,446
GO , 5.00% , 11/01/27 ............... 1,155 1,225,825
GO , 5.00% , 12/01/27 ............... 3,665 3,898,120
GO , 3.00% , 03/01/28 ............... 2,500 2,536,257
GO , 5.00% , 04/01/28 ............... 16,525 17,714,182
Series 2016 , GO , 5.00% , 08/01/28 ...... 4,325 4,431,338
GO , 5.00% , 08/01/28 ............... 17,380 18,515,106
GO , 4.00% , 09/01/28 ............... 38,850 40,628,797
GO , 5.00% , 09/01/28 ............... 21,815 23,419,235
GO , 5.00% , 10/01/28 ............... 28,475 30,900,159
GO , 5.00% , 11/01/28 ............... 39,045 42,450,333
Series 2017 , GO , 5.00% , 11/01/28 ...... 3,600 3,813,561
GO , 5.00% , 03/01/29 ............... 1,000 1,094,997
GO , 5.00% , 04/01/29 ............... 16,725 18,346,753
GO , 5.00% , 08/01/29 ............... 10,495 10,893,027
Series 2016 , GO , 5.00% , 08/01/29 ...... 5,015 5,136,003
Series C , GO , 5.00% , 08/01/29 ........ 26,175 27,528,258
GO , 4.00% , 09/01/29 ............... 5,225 5,573,315
GO , 5.00% , 09/01/29 ............... 9,255 9,699,496
GO , 5.00% , 10/01/29 ............... 45,820 49,804,097
Series 2017 , GO , 5.00% , 11/01/29 ...... 6,270 6,631,810
GO , 5.00% , 11/01/29 ............... 10,280 11,411,248
GO , 5.00% , 04/01/30 ............... 25,150 28,073,637
GO , 4.00% , 08/01/30 ............... 5,000 5,052,950
Series 2016 , GO , 5.00% , 08/01/30 ...... 4,525 4,633,766
GO , 5.00% , 08/01/30 ............... 24,865 26,858,228
Series C , GO , 5.00% , 08/01/30 ........ 1,035 1,086,598
GO , 5.25% , 08/01/30 ............... 4,000 4,007,437
GO , 5.00% , 09/01/30 ............... 1,000 1,026,111
Series C , GO , 5.00% , 09/01/30 ........ 1,455 1,457,425
GO , 5.00% , 10/01/30 ............... 20 20,033
Series 2017 , GO , 5.00% , 11/01/30 ...... 8,840 9,327,912
GO , 5.00% , 11/01/30 ............... 25,005 28,230,367
GO , 5.00% , 03/01/31 ............... 6,195 6,862,025
GO , 5.00% , 04/01/31 ............... 2,385 2,635,109
GO , 4.00% , 08/01/31 ............... 5,000 5,043,201
GO , 5.00% , 08/01/31 ............... 20,000 20,440,456
GO , 4.00% , 09/01/31 ............... 1,010 1,019,386
GO , 5.00% , 09/01/31 ............... 56,715 63,727,233

Schedule of Investments
(unaudited) (continued)
August 31, 2025
iShares
®
National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series 2024 , GO , 5.00% , 09/01/31 ...... USD 4,250 $ 4,832,389
Series 2017 , GO , 5.00% , 11/01/31 ...... 7,000 7,353,951
GO , 5.00% , 11/01/31 ............... 3,005 3,226,309
GO , 5.00% , 12/01/31 ............... 3,500 3,684,177
GO , 5.00% , 03/01/32 ............... 2,500 2,745,467
GO , 5.00% , 04/01/32 ............... 14,125 15,884,013
GO , 4.00% , 08/01/32 ............... 2,000 2,014,102
Series B , GO , 5.00% , 08/01/32 ........ 5,000 5,205,530
GO , 5.00% , 08/01/32 ............... 11,000 11,110,383
GO , 5.25% , 08/01/32 ............... 3,525 3,530,635
GO , 4.00% , 09/01/32 ............... 3,000 3,022,770
Series 2024 , GO , 5.00% , 09/01/32 ...... 16,055 18,409,300
GO , 5.00% , 09/01/32 ............... 22,785 24,143,910
Series C , GO , 5.00% , 09/01/32 ........ 4,225 4,230,942
GO , 5.00% , 10/01/32 ............... 22,735 25,412,773
GO , 5.00% , 11/01/32 ............... 26,705 29,737,404
GO , 5.00% , 12/01/32 ............... 2,100 2,134,248
GO , 5.00% , 03/01/33 ............... 500 544,748
GO , 5.00% , 04/01/33 ............... 12,190 13,161,926
GO , 5.00% , 08/01/33 ............... 3,460 3,464,628
GO , 5.00% , 09/01/33 ............... 18,285 21,070,478
Series 2024 , GO , 5.00% , 09/01/33 ...... 15,000 17,285,052
GO , 3.00% , 10/01/33 ............... 5,170 5,158,766
Series 2017 , GO , 4.00% , 11/01/33 ...... 27,820 28,303,242
GO , 5.00% , 03/01/34 ............... 14,240 15,425,916
GO , 4.00% , 08/01/34 ............... 22,795 24,349,014
GO , 5.00% , 09/01/34 ............... 35,685 38,382,097
GO , 3.00% , 10/01/34 ............... 6,805 6,663,397
GO , 4.00% , 10/01/34 ............... 1,405 1,470,308
GO , 5.00% , 10/01/34 ............... 13,000 14,707,164
Series 2017 , GO , 4.00% , 11/01/34 ...... 3,915 3,963,516
GO , 5.00% , 11/01/34 ............... 4,035 4,265,516
GO , 5.00% , 12/01/34 ............... 8,120 8,652,209
GO , 5.00% , 03/01/35 ............... 26,960 29,018,812
Series 2022 , GO , 5.00% , 04/01/35 ...... 2,955 3,275,125
GO , 5.00% , 08/01/35 ............... 6,070 6,151,059
Series C , GO , 5.00% , 08/01/35 ........ 6,415 6,608,904
GO , 4.00% , 09/01/35 ............... 26,730 26,779,862
GO , 5.00% , 09/01/35 ............... 1,500 1,525,616
Series 2024 , GO , 5.00% , 09/01/35 ...... 8,865 10,045,767
GO , 3.00% , 10/01/35 ............... 3,000 2,826,738
GO , 5.00% , 10/01/35 ............... 12,910 13,285,974
Series 2017 , GO , 4.00% , 11/01/35 ...... 7,440 7,494,537
GO , 5.00% , 11/01/35 ............... 8,000 8,655,238
GO , 4.00% , 03/01/36 ............... 13,635 13,915,673
GO , 5.00% , 03/01/36 ............... 4,845 5,195,534
GO , 5.00% , 04/01/36 ............... 2,880 3,043,415
Series C , GO , 5.00% , 08/01/36 ........ 2,215 2,275,665
GO , 5.00% , 08/01/36 ............... 6,235 6,323,597
GO , 4.00% , 09/01/36 ............... 13,560 13,566,707
GO , 5.00% , 09/01/36 ............... 20,415 22,397,479
GO , 3.00% , 10/01/36 ............... 5,795 5,325,518
GO , 4.00% , 10/01/36 ............... 6,945 7,080,275
GO , 5.00% , 10/01/36 ............... 42,700 47,287,692
Series 2017 , GO , 4.00% , 11/01/36 ...... 8,000 8,017,230
GO , 5.00% , 11/01/36 ............... 13,440 14,336,109
Series 2017 , GO , 5.00% , 11/01/36 ...... 2,000 2,060,083
GO , 5.00% , 12/01/36 ............... 15,130 16,257,022
GO , 4.00% , 03/01/37 ............... 16,085 16,242,067
GO , 5.00% , 08/01/37 ............... 2,625 2,728,458
GO , 5.00% , 09/01/37 ............... 20,000 21,952,270
Series 2019 , GO , 3.00% , 10/01/37 ...... 6,385 5,726,641
GO , 4.00% , 10/01/37 ............... 3,300 3,324,547
GO , 5.00% , 10/01/37 ............... 2,000 2,151,623
GO , 4.00% , 11/01/37 ............... 1,530 1,539,526
Security
Par (000)
Par (000) Value
California (continued)
GO , 5.00% , 11/01/37 ............... USD 22,500 $ 24,223,524
GO , 4.00% , 03/01/38 ............... 11,960 12,006,746
GO , 5.00% , 04/01/38 ............... 1,000 1,043,218
GO , 5.00% , 08/01/38 ............... 6,500 6,573,035
GO , 4.00% , 11/01/38 ............... 21,060 21,075,947
GO , 5.25% , 10/01/39 ............... 19,795 19,949,027
GO , 4.00% , 11/01/39 ............... 5,000 4,978,818
Series 2024 , GO , 5.00% , 09/01/41 ...... 7,850 8,412,010
GO , 5.00% , 09/01/41 ............... 5,095 5,348,243
GO , 4.00% , 10/01/41 ............... 6,705 6,527,804
GO , 4.00% , 11/01/41 ............... 8,750 8,187,679
Series 2022 , GO , 4.00% , 04/01/42 ...... 21,240 20,224,159
Series 2022 , GO , 5.00% , 04/01/42 ...... 4,765 4,844,405
GO , 4.00% , 09/01/42 ............... 7,545 7,226,642
GO , 5.00% , 10/01/42 ............... 5,000 5,127,527
GO , 5.00% , 11/01/42 ............... 10,000 10,493,808
GO , 4.00% , 09/01/43 ............... 4,250 4,018,917
GO , 5.00% , 09/01/43 ............... 39,620 41,642,411
Series 2024 , GO , 5.00% , 09/01/43 ...... 10,000 10,550,696
GO , 2.25% , 11/01/43 ............... 5,000 3,380,726
GO , 2.38% , 12/01/43 ............... 3,075 2,120,056
GO , 4.00% , 10/01/44 ............... 11,655 10,647,488
GO , 4.00% , 11/01/44 ............... 1,500 1,370,027
GO , 4.00% , 03/01/45 ............... 6,500 5,889,133
GO , 4.13% , 03/01/45 ............... 3,340 3,164,627
GO , 5.00% , 03/01/45 ............... 5,300 5,560,013
GO , 4.00% , 08/01/45 ............... 1,750 1,583,832
GO , 5.00% , 09/01/45 ............... 16,275 16,415,775
GO , 5.00% , 10/01/45 ............... 5,280 5,487,845
GO , 5.25% , 10/01/45 ............... 17,105 18,074,185
GO , 4.00% , 11/01/45 ............... 10,350 9,361,317
GO , 4.00% , 03/01/46 ............... 12,805 11,580,031
GO , 5.00% , 08/01/46 ............... 5,000 5,025,312
GO , 5.00% , 09/01/46 ............... 3,495 3,514,366
GO , 5.25% , 09/01/47 ............... 5,000 5,219,328
GO , 5.00% , 10/01/47 ............... 5,075 5,087,584
Series 2017 , GO , 4.00% , 11/01/47 ...... 15,750 14,025,173
Series 2024 , GO , 5.00% , 09/01/48 ...... 9,120 9,459,197
GO , 4.13% , 03/01/49 ............... 3,270 3,050,974
GO , 4.00% , 04/01/49 ............... 7,000 6,242,138
GO , 5.00% , 08/01/49 ............... 1,665 1,726,252
GO , 3.00% , 10/01/49 ............... 1,000 718,409
GO , 5.00% , 10/01/49 ............... 1,955 1,984,153
GO , 4.00% , 03/01/50 ............... 1,915 1,695,143
GO , 5.25% , 10/01/50 ............... 5,000 5,213,297
GO , 3.00% , 11/01/50 ............... 10,860 7,717,679
GO , 4.00% , 11/01/50 ............... 6,575 5,753,412
GO , 4.25% , 09/01/52 ............... 2,190 2,027,175
GO , 5.00% , 09/01/52 ............... 9,250 9,524,375
Series CU , GO , 5.50% , 12/01/52 ....... 3,215 3,413,430
GO , 5.25% , 09/01/53 ............... 23,160 24,123,340
GO , 5.25% , 08/01/54 ............... 1,500 1,575,870
GO , 5.50% , 08/01/54 ............... 1,500 1,606,498
GO , 5.00% , 03/01/55 ............... 8,995 9,288,036
State of California Department of Water
Resources
Series AX , RB , 5.00% , 12/01/27 ........ 1,000 1,067,852
Series BB , RB , 5.00% , 12/01/28 ........ 2,000 2,193,467
Series AW , RB , 5.00% , 12/01/30 ....... 4,000 4,122,937
Series BB , RB , 5.00% , 12/01/30 ........ 2,000 2,290,759
Series BD , RB , 5.00% , 12/01/30 ....... 2,520 2,886,356
Series BD , RB , 4.00% , 12/01/34 ....... 5,000 5,252,584
Series BA , RB , 5.00% , 12/01/34 ........ 6,790 7,273,260
Series BB , RB , 5.00% , 12/01/35 ........ 9,075 9,956,508

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2025
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
University of California
Series 2018AZ , RB , 4.00% , 05/15/28 .... USD 1,020 $ 1,068,228
Series 2025BZ , RB , 5.00% , 05/15/28 .... 2,505 2,705,281
Series 2025BZ , RB , 5.00% , 05/15/29
(a)
... 10,000 11,074,463
Series 2024BS , RB , 5.00% , 05/15/30 .... 5,000 5,647,441
Series 2017AY , RB , 5.00% , 05/15/30 .... 465 486,599
Series 2017AV , RB , 5.00% , 05/15/31 .... 10,060 10,493,748
Series 2017AY , RB , 5.00% , 05/15/31 .... 3,000 3,129,348
Series 2022BK , RB , 5.00% , 05/15/32 .... 4,265 4,923,975
Series 2023BN , RB , 5.00% , 05/15/32 .... 5,000 5,772,538
Series 2017AY , RB , 4.00% , 05/15/33 .... 4,530 4,591,663
Series 2020BE , RB , 5.00% , 05/15/33 .... 1,000 1,102,286
Series 2024BS , RB , 5.00% , 05/15/34 .... 12,000 13,936,792
Series 2020BE , RB , 5.00% , 05/15/34 .... 1,500 1,636,887
Series 2017AY , RB , 4.00% , 05/15/35 .... 5,000 5,042,626
Series 2024BW , RB , 5.00% , 05/15/35 .... 10,000 11,408,386
Series 2017AV , RB , 5.00% , 05/15/35 .... 2,660 2,738,721
Series 2024BS , RB , 5.00% , 05/15/35 .... 5,000 5,704,193
Series 2021Q , RB , 4.00% , 05/15/36 ..... 1,610 1,649,565
Series 2020BE , RB , 5.00% , 05/15/36 .... 1,500 1,602,761
Series 2017AY , RB , 5.00% , 05/15/36 .... 15,880 16,301,477
Series 2023BM , RB , 5.00% , 05/15/36 .... 7,200 7,984,966
Series 2025BZ , RB , 5.00% , 05/15/36 .... 10,000 11,330,314
Series 2024BS , RB , 5.00% , 05/15/36 .... 10,000 11,212,283
Series 2024BS , RB , 5.00% , 05/15/37 .... 10,000 11,078,894
Series 2024BV , RB , 5.00% , 05/15/37 .... 7,500 8,309,171
Series 2023BM , RB , 5.00% , 05/15/37 .... 4,270 4,684,612
Series 2025CA , RB , 5.00% , 05/15/37 .... 10,000 11,183,072
Series 2025CB , RB , 5.00% , 05/15/37 .... 19,500 21,806,990
Series 2016AR , RB , 5.00% , 05/15/37 .... 11,340 11,463,741
Series 2017AY , RB , 5.00% , 05/15/37 .... 11,345 11,604,929
Series 2024BS , RB , 5.00% , 05/15/38 .... 6,000 6,553,795
Series 2020BE , RB , 5.00% , 05/15/38 .... 1,000 1,051,329
Series 2025BZ , RB , 5.00% , 05/15/38 .... 7,000 7,707,871
Series 2024BV , RB , 5.00% , 05/15/38 .... 7,500 8,192,243
Series 2021Q , RB , 4.00% , 05/15/39 ..... 1,710 1,691,900
Series 2025CA , RB , 5.00% , 05/15/39 .... 7,500 8,191,606
Series 2024BS , RB , 5.00% , 05/15/39 .... 14,500 15,720,961
Series 2020BE , RB , 4.00% , 05/15/40 .... 10,070 9,852,090
Series 2024BS , RB , 5.00% , 05/15/40 .... 13,000 13,968,245
Series 2025CB , RB , 5.00% , 05/15/40 .... 5,500 5,948,368
Series 2016AR , RB , 5.00% , 05/15/41 .... 5,000 5,030,970
Series 2024BS , RB , 5.00% , 05/15/41 .... 7,000 7,449,472
Series 2023BN , RB , 5.00% , 05/15/41 .... 36,840 38,974,126
Series 2020BE , RB , 5.00% , 05/15/41 .... 1,410 1,461,013
Series 2024BS , RB , 5.00% , 05/15/42 .... 7,430 7,836,988
Series 2024BV , RB , 5.00% , 05/15/42 .... 3,695 3,897,398
Series 2020BE , RB , 5.00% , 05/15/42 .... 6,000 6,179,333
Series 2023BN , RB , 5.00% , 05/15/42 .... 34,000 35,681,110
Series 2024BV , RB , 5.00% , 05/15/43 .... 2,020 2,117,445
Series 2021BH , RB , 4.00% , 05/15/46 .... 5,500 4,889,190
Series 2016K , RB , 4.00% , 05/15/46 ..... 10,045 8,971,184
Series 2016AR , RB , 5.00% , 05/15/46 .... 12,845 12,877,661
Series 2017M , RB , 4.00% , 05/15/47 ..... 4,580 4,040,104
Series 2020BE , RB , 4.00% , 05/15/47 .... 32,135 28,168,522
Series 2017M , RB , 5.00% , 05/15/47 ..... 14,075 14,138,245
Series 2017AV , RB , 5.00% , 05/15/47 .... 13,200 13,263,602
Series 2017AV , RB , 5.25% , 05/15/47 .... 1,170 1,180,748
Series 2018AZ , RB , 5.00% , 05/15/48 .... 22,770 22,799,587
Series 2017AV , RB , 5.00% , 05/15/49 .... 18,500 18,573,486
Series 2019BB , RB , 5.00% , 05/15/49 .... 5,000 5,007,991
Series 2020BE , RB , 4.00% , 05/15/50 .... 10,000 8,606,047
Series 2021Q , RB , 3.00% , 05/15/51 ..... 5,000 3,504,354
Series 2021BH , RB , 4.00% , 05/15/51 .... 3,250 2,779,283
Series 2022BK , RB , 5.00% , 05/15/52 .... 13,835 13,984,851
Security
Par (000)
Par (000) Value
California (continued)
Series 2017M , RB , 5.00% , 05/15/52 ..... USD 9,250 $ 9,275,077
Series 2025CC , RB , 5.00% , 05/15/53 .... 12,500 12,780,217
Series 2024BW , RB , 5.00% , 05/15/54 .... 4,000 4,079,060
Series 2025CC , RB , 4.00% , 05/15/55 .... 10,000 8,456,096
Series 2018O , RB , 5.00% , 05/15/58 ..... 3,000 2,999,781
Series 2018O , RB , 5.50% , 05/15/58 ..... 2,000 2,027,351
Upper Santa Clara Valley Joint Powers Authority
Series 2020A , RB , 4.00% , 08/01/45 ..... 3,450 3,136,460
Series 2020A , RB , 4.00% , 08/01/50 ..... 8,435 7,408,845
Ventura County Community College District,
Series 2008C, GO, 0.00%, 08/01/28
(b)
.... 15,000 14,011,541
West Valley-Mission Community College District,
Series 2015B, GO, 4.00%, 08/01/40 ..... 1,750 1,731,677
Westminster School District
(b)
Series 2013A , GO , 0.00% , 08/01/48 ( BAM ) 8,345 5,567,512
Series 2013A , GO , 0.00% , 08/01/52 ( BAM ) 15,000 9,964,655
William S Hart Union High School District, Series
B, GO, 0.00%, 08/01/34 (AG)
(b)
........ 4,825 3,569,249
Yosemite Community College District, Series
2010D, GO, 0.00%, 08/01/38
(b)
........ 2,500 1,499,825
6,486,226,123
Colorado — 1.5%
Adams & Arapahoe Counties Joint School
District 28J Aurora
Series 2025 , GO , 5.50% , 12/01/36 ( SAW ) . 2,350 2,750,704
Series 2025 , GO , 5.50% , 12/01/37 ( SAW )
(a)
3,000 3,462,771
Series 2025 , GO , 5.50% , 12/01/38 ( SAW ) . 1,500 1,707,651
Arapahoe County School District No. 5 Cherry
Creek
Series 2024 , GO , 5.00% , 12/15/25 ( SAW ) . 3,500 3,526,990
Series 2024 , GO , 5.25% , 12/15/41 ( SAW ) . 3,000 3,250,303
Series 2024 , GO , 5.25% , 12/15/42 ( SAW ) . 1,500 1,610,087
Board of Governors of Colorado State University
System
Series 2025C , RB , 5.00% , 03/01/36 ..... 2,420 2,688,316
Series 2013A , RB , 5.00% , 03/01/43
( HERBIP ) ..................... 3,880 4,071,036
Series 2017C , RB , 4.00% , 03/01/47
( HERBIP ) ..................... 18,625 15,910,917
Board of Water Commissioners City & County of
Denver (The)
Series A , RB , 4.00% , 09/15/42 ......... 2,500 2,321,726
Series A , RB , 5.00% , 09/15/47 ......... 5,575 5,600,001
Series 2024A , RB , 5.00% , 09/15/49 ..... 1,000 1,023,117
Series 2022A , RB , 5.00% , 12/15/52 ..... 15,285 15,495,005
Boulder Larimer & Weld Counties St. Vrain
Valley School District Re1J
Series 2024 , GO , 5.00% , 12/15/25 ( SAW ) . 2,000 2,013,456
Series 2024 , GO , 5.00% , 12/15/27 ( SAW ) . 2,580 2,738,979
Series 2024 , GO , 5.00% , 12/15/28 ( SAW ) . 1,835 1,994,296
Series 2024 , GO , 5.00% , 12/15/29 ( SAW ) . 1,000 1,108,458
Series 2024 , GO , 5.00% , 12/15/36 ( SAW ) . 3,000 3,364,044
Series 2024 , GO , 5.00% , 12/15/37 ( SAW ) . 3,650 4,039,211
Series 2024 , GO , 5.00% , 12/15/38 ( SAW ) . 2,250 2,454,671
Boulder Valley School District No. Re-2 Boulder,
Series 2015, GO, 5.00%, 12/01/39 (SAW) . 22,710 22,724,796
City & County of Denver
Series 2020B , GO , 5.00% , 08/01/26 ..... 16,500 16,905,199
Series 2020B , GO , 5.00% , 08/01/29 ..... 11,010 12,123,493
Series 2020B , GO , 5.00% , 08/01/30 ..... 19,375 21,691,955
Series 2023 , COP , 5.00% , 12/01/32 ..... 2,320 2,615,840
Series 2018A-2 , RB , 0.00% , 08/01/37
(b)
... 4,610 2,654,169
Series 2022A , GO , 5.00% , 08/01/38 ..... 16,200 17,384,371
Series 2018A-1 , RB , 5.00% , 08/01/41 .... 1,000 1,005,883

Schedule of Investments
(unaudited) (continued)
August 31, 2025
iShares
®
National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Colorado (continued)
Series 2016A , RB , 5.00% , 08/01/44 ..... USD 9,500 $ 9,524,630
Series 2016A , RB , 4.00% , 08/01/46 ..... 3,000 2,608,564
Series 2021A , RB , 4.00% , 08/01/51 ..... 2,875 2,424,414
City & County of Denver Airport System
Series 2022C , RB , 5.00% , 11/15/25 ..... 1,055 1,060,206
Series 2022C , RB , 5.00% , 11/15/28 ..... 525 567,433
Series 2023A , RB , 5.00% , 11/15/29 ..... 2,850 3,130,026
Series B , RB , 4.00% , 11/15/31 ......... 2,310 2,310,759
Series 2023A , RB , 5.00% , 11/15/33 ..... 1,000 1,128,014
Series 2023A , RB , 5.00% , 11/15/38 ..... 750 803,977
Series 2023A , RB , 5.00% , 11/15/39 ..... 1,000 1,063,589
Series 2023A , RB , 5.00% , 11/15/42 ..... 2,000 2,077,577
Series B , RB , 5.00% , 11/15/43 ......... 140 139,994
Series 2018B , RB , 4.00% , 12/01/43 ..... 5,000 4,563,748
Series 2022B , RB , 5.00% , 11/15/47 ..... 10,780 10,904,031
Series 2018B , RB , 5.00% , 12/01/48 ..... 7,515 7,488,719
Series 2022B , RB , 5.25% , 11/15/53 ..... 3,000 3,063,107
City of Aurora, Series 2016, RB,
5.00%, 08/01/46 ................. 24,380 24,954,305
City of Colorado Springs Utilities System
Series 2005A , RB , VRDN ( Bank of America
NA SBPA ), 2.76% , 09/10/25
(c)
....... 6,340 6,340,000
Series 2025B , RB , 5.00% , 11/15/30 ..... 6,250 7,016,306
Series 2025A , RB , 5.00% , 11/15/39
(a)
.... 1,570 1,705,476
Series 2025A , RB , 5.00% , 11/15/40
(a)
.... 2,000 2,155,431
Series 2025A , RB , 5.00% , 11/15/41 ..... 3,000 3,198,106
Series 2025A , RB , 5.00% , 11/15/42
(a)
.... 3,500 3,693,631
Series 2025A , RB , 5.00% , 11/15/43 ..... 1,815 1,901,959
Series 2024A , RB , 5.00% , 11/15/49 ..... 41,655 42,380,643
Series 2024A , RB , 5.25% , 11/15/54 ..... 15,745 16,216,567
City of Westminster Water & Wastewater Utility,
Series 2024, RB, 5.00%, 12/01/54 ...... 4,000 4,061,336
Colorado Bridge & Tunnel Enterprise
Series 2024B , RB , 5.00% , 12/01/30 ..... 3,500 3,934,848
Series 2024B , RB , 5.00% , 12/01/35 ..... 2,000 2,266,534
Series 2024B , RB , 5.00% , 12/01/36 ..... 1,500 1,675,821
County of Adams, Series 2015, COP,
4.00%, 12/01/45 ................. 700 621,296
Denver City & County School District No. 1
Series 2021B , GO , 4.00% , 12/01/28 ( SAW ) 5,000 5,257,735
Series 2012B , GO , 3.00% , 12/01/29 ( SAW ) 1,000 1,000,067
Series 2025A , GO , 5.25% , 12/01/36 ( SAW ) 2,750 3,135,561
Series 2017 , GO , 5.00% , 12/01/37 ( SAW ) . 2,035 2,068,196
Series 2017 , GO , 5.00% , 12/01/38 ( SAW ) . 1,830 1,856,272
Series 2025A , GO , 5.25% , 12/01/38 ( SAW ) 10,000 11,119,956
Series 2025A , GO , 5.25% , 12/01/39 ( SAW ) 3,000 3,307,408
Series 2022A , GO , 5.00% , 12/01/42 ( SAW ) 3,205 3,324,447
Series 2025A , GO , 5.25% , 12/01/42 ( SAW ) 2,000 2,149,440
Series 2022A , GO , 5.00% , 12/01/45 ( SAW ) 2,565 2,624,226
Douglas County School District No. Re-1
Douglas & Elbert Counties
Series 2024 , GO , 5.00% , 12/15/39 ( SAW ) . 4,570 4,927,880
Series 2024 , GO , 5.00% , 12/15/41 ( SAW ) . 1,405 1,488,730
E-470 Public Highway Authority
(b)
Series 2004A , RB , 0.00% , 09/01/28 ( NPFGC ) 27,580 25,532,384
Series 2000B , RB , 0.00% , 09/01/29 ( NPFGC ) 2,500 2,247,255
Series 2000B , RB , 0.00% , 09/01/30 ( NPFGC ) 8,045 6,980,450
Series 2004A , RB , 0.00% , 09/01/34 ( NPFGC ) 22,000 15,905,252
Series 2010A , RB , 0.00% , 09/01/35 ..... 1,000 690,239
Series 2010A , RB , 0.00% , 09/01/40 ..... 2,745 1,388,154
Series 2010A , RB , 0.00% , 09/01/41 ..... 3,495 1,661,217
Mesa County Valley School District No. 51
Grand Junction
Series 2025 , GO , 5.25% , 12/01/43 ( SAW ) . 2,005 2,137,749
Series 2025 , GO , 5.25% , 12/01/49 ( SAW ) . 10,000 10,367,629
Security
Par (000)
Par (000) Value
Colorado (continued)
Regional Transportation District Sales Tax
Series 2013A , RB , 5.00% , 11/01/27 ..... USD 1,500 $ 1,586,012
Series 2013A , RB , 5.00% , 11/01/28 ..... 1,670 1,807,529
Series 2021B , RB , 5.00% , 11/01/28 ..... 8,535 9,237,878
Series 2021B , RB , 5.00% , 11/01/29 ..... 5,000 5,520,371
Series 2023A , RB , 5.00% , 11/01/31 ..... 5,000 5,648,930
Series 2017B , RB , 5.00% , 11/01/33 ..... 1,655 1,725,190
Series 2023A , RB , 5.00% , 11/01/37 ..... 5,000 5,441,706
Series 2021B , RB , 4.00% , 11/01/39 ..... 15,500 15,290,762
Series 2016A , RB , 5.00% , 11/01/41 ..... 2,765 2,786,355
Series 2016A , RB , 5.00% , 11/01/46 ..... 11,875 11,901,158
State of Colorado
COP , 5.00% , 12/15/30 .............. 1,410 1,508,976
Series 2022 , COP , 6.00% , 12/15/41 ..... 10,000 11,174,294
Series 2018N , COP , 4.00% , 03/15/43 .... 3,500 3,145,486
Series 2019O , COP , 4.00% , 03/15/44 .... 1,985 1,775,796
Series 2024A , COP , 5.00% , 11/01/49 .... 4,500 4,562,312
Series 2024A , COP , 4.00% , 11/01/53 .... 6,440 5,407,424
Series 2024A , COP , 5.00% , 11/01/53 .... 3,500 3,530,748
University of Colorado
Series 2024A , RB , 5.00% , 10/01/30 ..... 24,185 27,017,806
Series 2017A-2 , RB , 4.00% , 06/01/35 .... 3,000 3,136,876
Series 2017A-2 , RB , 4.00% , 06/01/43 .... 2,000 1,829,909
Series 2025A , RB , 5.00% , 06/01/50 ..... 2,000 2,022,398
Series 2025A , RB , 4.25% , 06/01/55 ..... 2,000 1,760,817
590,207,472
Connecticut — 2.1%
Connecticut State Health & Educational Facilities
Authority
Series 2010A4-2 , RB , VRDN
3.50% , 09/03/25
(c)
............... 50,000 50,000,000
Series 2017C-2 , RB , VRDN
2.80% , 02/03/26
(c)
............... 7,600 7,604,171
Series 2017C-1 , RB , VRDN
5.00% , 02/01/28
(c)
............... 25,600 27,152,346
Series 2017B-1 , RB , 5.00% , 07/01/29 .... 5,000 5,481,252
Series 2025B-1 , RB , VRDN
5.00% , 07/01/30
(c)
............... 10,000 11,085,850
Series 2025B-2 , RB , VRDN
5.00% , 07/01/32
(c)
............... 15,000 16,825,801
Series 2015A , RB , 5.00% , 07/01/35 ..... 13,555 15,525,646
Series 2025B-3 , RB , VRDN
5.00% , 07/02/35
(a) (c)
.............. 8,000 9,083,069
State of Connecticut
Series 2022D , GO , 5.00% , 09/15/25 ..... 1,000 1,000,885
Series E , GO , 5.00% , 10/15/25 ........ 3,140 3,149,238
Series 2022G , GO , 5.00% , 11/15/25 ..... 7,820 7,859,378
Series 2022A , GO , 4.00% , 01/15/26 ..... 1,500 1,508,494
Series 2016B , GO , 5.00% , 05/15/26 ..... 3,580 3,644,524
Series 2022D , GO , 5.00% , 09/15/26 ..... 7,535 7,737,536
Series 2018F , GO , 5.00% , 09/15/26 ..... 1,110 1,139,836
Series 2024F , GO , 5.00% , 11/15/26 ..... 10,770 11,106,194
Series 2022A , GO , 4.00% , 01/15/27 ..... 3,790 3,874,136
Series 2021A , GO , 4.00% , 01/15/27 ..... 3,000 3,066,598
Series 2021D , GO , 5.00% , 07/15/27 ..... 1,700 1,782,914
Series 2022D , GO , 5.00% , 09/15/27 ..... 660 695,080
Series F , GO , 5.00% , 11/15/27 ......... 2,080 2,090,589
Series 2025B , GO , 5.00% , 12/01/27 ..... 2,250 2,383,123
Series 2022A , GO , 4.00% , 01/15/28 ..... 1,250 1,297,155
Series 2020A , GO , 5.00% , 01/15/28 ..... 2,000 2,124,124
Series 2018C , GO , 5.00% , 06/15/28 ..... 1,010 1,083,247
Series 2021D , GO , 5.00% , 07/15/28 ..... 2,735 2,939,052
Series E , GO , 5.00% , 10/15/28 ........ 5,000 5,142,018
Series F , GO , 5.00% , 11/15/28 ......... 5,000 5,025,271

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2025
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Connecticut (continued)
Series 2021A , GO , 4.00% , 01/15/29 ..... USD 5,000 $ 5,260,242
Series 2020A , GO , 5.00% , 01/15/29 ..... 4,615 5,013,120
Series 2018C , GO , 5.00% , 06/15/29 ..... 14,690 15,699,338
Series 2024F , GO , 5.00% , 11/15/29 ..... 7,100 7,836,878
Series 2024C , GO , 5.00% , 03/01/30 ..... 6,965 7,718,314
Series 2025A , GO , 5.00% , 03/15/30 ..... 500 554,401
Series 2019A , GO , 5.00% , 04/15/30 ..... 1,365 1,479,690
Series 2025B , GO , 5.00% , 12/01/30 ..... 500 559,678
Series 2022A , GO , 4.00% , 01/15/31 ..... 4,310 4,595,805
Series 2021A , GO , 4.00% , 01/15/31 ..... 1,565 1,668,778
Series 2024A , GO , 5.00% , 01/15/31 ..... 5,000 5,598,727
Series 2020A , GO , 5.00% , 01/15/31 ..... 2,145 2,348,749
Series 2023B , GO , 5.00% , 08/01/31 ..... 1,000 1,125,261
Series 2022D , GO , 5.00% , 09/15/31 ..... 635 715,278
Series 2022E , GO , 5.00% , 11/15/31 ..... 2,750 3,102,392
Series F , GO , 5.00% , 11/15/31 ......... 4,945 4,964,965
Series 2021A , GO , 3.00% , 01/15/32 ..... 3,970 3,946,219
Series 2023B , GO , 5.00% , 08/01/32 ..... 1,000 1,133,321
Series 2024E , GO , 5.00% , 09/01/32 ..... 22,735 25,781,131
Series F , GO , 5.00% , 11/15/32 ......... 2,000 2,007,038
Series 2021A , GO , 3.00% , 01/15/33 ..... 6,970 6,749,147
Series 2022A , GO , 4.00% , 01/15/33 ..... 16,155 17,020,462
Series 2020A , GO , 4.00% , 01/15/33 ..... 3,000 3,113,540
Series A , GO , 5.00% , 04/15/33 ........ 1,660 1,709,866
Series 2023B , GO , 5.00% , 08/01/33 ..... 1,000 1,139,258
Series 2024E , GO , 5.00% , 09/01/33 ..... 15,745 17,943,679
Series E , GO , 5.00% , 10/15/33 ........ 4,170 4,253,631
Series 2021A , GO , 3.00% , 01/15/34 ..... 4,000 3,785,296
Series 2022A , GO , 4.00% , 01/15/34 ..... 1,500 1,558,912
Series A , GO , 5.00% , 04/15/34 ........ 7,000 7,191,304
Series 2019A , GO , 5.00% , 04/15/34 ..... 3,675 3,895,658
Series F , GO , 5.00% , 11/15/34 ......... 2,000 2,005,708
Series 2022A , GO , 4.00% , 01/15/35 ..... 5,205 5,328,248
Series 2019A , GO , 5.00% , 04/15/35 ..... 3,000 3,162,666
Series A , GO , 5.00% , 04/15/35 ........ 6,000 6,148,088
Series 2022F , GO , 5.00% , 11/15/35 ..... 1,640 1,804,850
Series 2021A , GO , 3.00% , 01/15/36 ..... 13,595 12,253,047
Series 2020A , GO , 4.00% , 01/15/36 ..... 4,000 4,039,216
Series 2022B , GO , 4.00% , 01/15/36 ..... 3,370 3,412,235
Series 2024A , GO , 5.00% , 01/15/36 ..... 3,150 3,509,475
Series 2025A , GO , 5.00% , 03/15/36 ..... 1,000 1,125,781
Series 2019A , GO , 5.00% , 04/15/36 ..... 2,300 2,411,207
Series 2020A , GO , 4.00% , 01/15/37 ..... 2,000 2,010,642
Series 2021B , GO , 3.00% , 06/01/37 ..... 8,865 7,755,674
Series 2022F , GO , 5.00% , 11/15/37 ..... 1,000 1,079,224
Series 2021A , GO , 3.00% , 01/15/38 ..... 5,000 4,270,003
Series 2022B , GO , 4.00% , 01/15/38 ..... 1,985 1,986,702
Series 2021A , GO , 3.00% , 01/15/39 ..... 1,000 831,795
Series 2020A , GO , 3.00% , 01/15/39 ..... 2,000 1,675,444
Series 2024B , GO , 5.00% , 01/15/39 ..... 3,000 3,236,865
Series 2025A , GO , 5.00% , 03/15/39
(a)
.... 1,000 1,085,347
Series 2022B , GO , 3.00% , 01/15/40 ..... 16,250 13,127,033
Series 2021A , GO , 3.00% , 01/15/40 ..... 5,000 4,039,087
Series 2021B , GO , 3.00% , 06/01/40 ..... 5,425 4,404,929
Series 2022F , GO , 5.00% , 11/15/40 ..... 1,950 2,061,709
Series 2024B , GO , 4.00% , 01/15/41 ..... 7,750 7,341,876
Series 2024B , GO , 4.00% , 01/15/42 ..... 8,110 7,553,857
Series 2025A , GO , 5.00% , 03/15/42 ..... 1,200 1,260,727
Series 2024G , GO , 3.00% , 11/15/42 ..... 4,400 3,450,198
Series 2024B , GO , 4.00% , 01/15/43 ..... 1,000 922,009
Series 2024G , GO , 3.00% , 11/15/43 ..... 1,120 864,492
Series 2025A , GO , 5.00% , 03/15/44 ..... 1,000 1,038,608
State of Connecticut Clean Water Fund - State
Revolving Fund
Series A , RB , 5.00% , 05/01/30 ......... 1,590 1,654,506
Security
Par (000)
Par (000) Value
Connecticut (continued)
Series 2019A , RB , 5.00% , 02/01/36 ..... USD 14,215 $ 14,957,374
State of Connecticut Special Tax
Series 2018B , RB , 5.00% , 10/01/25 ..... 1,500 1,502,977
Series 2020A , RB , 5.00% , 05/01/26 ..... 3,000 3,053,002
Series 2023B , RB , 5.00% , 07/01/26 ..... 19,720 20,158,579
Series 2024B , RB , 5.00% , 07/01/26 ..... 13,335 13,631,574
Series A , RB , 5.00% , 08/01/26 ......... 1,635 1,637,847
Series 2018A , RB , 5.00% , 01/01/27 ..... 8,000 8,287,231
Series A , RB , 5.00% , 08/01/27 ......... 3,335 3,340,635
Series 2021D , RB , 5.00% , 11/01/27 ..... 4,520 4,777,844
Series A , RB , 5.00% , 08/01/28 ......... 660 661,237
Series 2021D , RB , 5.00% , 11/01/28 ..... 3,550 3,839,701
Series A , RB , 5.00% , 09/01/29 ......... 4,000 4,098,168
Series 2020A , RB , 5.00% , 05/01/30 ..... 5,000 5,554,653
Series 2024A-1 , RB , 5.00% , 07/01/30 .... 7,500 8,352,392
Series 2024B , RB , 5.00% , 07/01/30 ..... 2,000 2,227,305
Series 2018B , RB , 5.00% , 10/01/30 ..... 10,000 10,703,545
Series 2018A , RB , 5.00% , 01/01/31 ..... 10,740 11,295,910
Series 2024A-1 , RB , 5.00% , 07/01/31 .... 4,400 4,947,723
Series 2018B , RB , 5.00% , 10/01/31 ..... 14,605 15,541,439
Series 2021A , RB , 5.00% , 05/01/32 ..... 5,775 6,422,708
Series 2024A-2 , RB , 5.00% , 07/01/32 .... 4,000 4,530,575
Series 2020A , RB , 5.00% , 05/01/33 ..... 4,000 4,339,218
Series A , RB , 5.00% , 08/01/33 ......... 705 705,839
Series A , RB , 5.00% , 09/01/33 ......... 1,000 1,018,107
Series 2018B , RB , 5.00% , 10/01/33 ..... 5,020 5,291,355
Series 2018A , RB , 5.00% , 01/01/34 ..... 18,000 18,728,329
Series 2020A , RB , 5.00% , 05/01/34 ..... 5,000 5,388,122
Series 2021A , RB , 5.00% , 05/01/34 ..... 4,000 4,371,340
Series 2024A-2 , RB , 5.00% , 07/01/34 .... 4,500 5,143,454
Series A , RB , 5.00% , 09/01/34 ......... 9,500 9,657,538
Series 2021A , RB , 5.00% , 05/01/35 ..... 3,250 3,524,156
Series 2020A , RB , 5.00% , 05/01/35 ..... 5,565 5,950,364
Series 2018B , RB , 5.00% , 10/01/35 ..... 1,500 1,567,138
Series 2021A , RB , 4.00% , 05/01/36 ..... 1,245 1,257,281
Series 2024A-2 , RB , 5.00% , 07/01/36 .... 10,000 11,196,864
Series 2022A , RB , 5.00% , 07/01/36 ..... 3,950 4,334,245
Series A , RB , 4.00% , 09/01/36 ......... 10,000 9,920,068
Series 2018A , RB , 5.00% , 01/01/37 ..... 2,000 2,058,354
Series 2021A , RB , 4.00% , 05/01/37 ..... 2,350 2,361,930
Series 2020A , RB , 5.00% , 05/01/37 ..... 3,485 3,671,380
Series 2020A , RB , 5.00% , 05/01/38 ..... 4,960 5,191,140
Series 2018B , RB , 5.00% , 10/01/38 ..... 1,500 1,544,038
Series 2020A , RB , 4.00% , 05/01/39 ..... 11,575 11,339,611
Series 2021A , RB , 4.00% , 05/01/39 ..... 3,500 3,450,309
Series 2021D , RB , 4.00% , 11/01/39 ..... 4,545 4,456,587
Series 2020A , RB , 3.13% , 05/01/40 ..... 7,075 5,871,597
Series 2021A , RB , 4.00% , 05/01/40 ..... 5,000 4,851,803
Series 2024A-2 , RB , 5.00% , 07/01/40 .... 2,500 2,674,000
Series 2024A-2 , RB , 5.00% , 07/01/41 .... 5,000 5,294,022
Series 2024A-2 , RB , 5.00% , 07/01/42 .... 4,000 4,198,708
Series 2022A , RB , 5.25% , 07/01/43 ..... 2,500 2,631,800
799,239,969
Delaware — 0.5%
Delaware Transportation Authority
Series 2020 , RB , 5.00% , 07/01/30 ...... 5,000 5,590,560
Series 2020 , RB , 5.00% , 09/01/33 ...... 1,250 1,350,197
Series 2015 , RB , 5.00% , 06/01/55 ...... 14,435 14,436,005
State of Delaware
Series 2022 , GO , 5.00% , 03/01/26 ...... 3,855 3,906,525
Series 2017A , GO , 5.00% , 01/01/27 ..... 1,270 1,316,278
Series 2020A , GO , 5.00% , 01/01/28 ..... 2,150 2,285,965
Series 2019 , GO , 5.00% , 02/01/28 ...... 4,495 4,789,130
Series 2022 , GO , 5.00% , 03/01/28 ...... 5,465 5,834,613

Schedule of Investments
(unaudited) (continued)
August 31, 2025
iShares
®
National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Delaware (continued)
Series 2021 , GO , 5.00% , 02/01/29 ...... USD 2,000 $ 2,180,894
Series 2022 , GO , 5.00% , 03/01/29 ...... 3,005 3,282,672
Series 2020A , GO , 5.00% , 01/01/30 ..... 2,240 2,485,683
Series 2023A , GO , 5.00% , 05/01/30 ..... 5,455 6,083,642
Series 2021 , GO , 5.00% , 02/01/31 ...... 2,630 2,962,161
Series 2022 , GO , 5.00% , 03/01/31 ...... 6,590 7,428,956
Series 2023A , GO , 5.00% , 05/01/31 ..... 17,035 19,235,382
Series 2021 , GO , 4.00% , 02/01/32 ...... 9,365 9,924,049
Series 2018A , GO , 5.00% , 02/01/35 ..... 9,210 9,582,876
Series 2018A , GO , 5.00% , 02/01/36 ..... 6,745 6,993,712
Series 2018A , GO , 5.00% , 02/01/37 ..... 6,245 6,455,487
Series 2023A , GO , 5.00% , 05/01/37 ..... 2,690 2,961,661
Series 2023A , GO , 5.00% , 05/01/39 ..... 8,000 8,626,498
Series 2023A , GO , 4.00% , 05/01/40 ..... 13,420 13,265,116
Series 2023A , GO , 4.00% , 05/01/42 ..... 15,000 14,297,073
Series 2023A , GO , 4.00% , 05/01/43 ..... 4,655 4,371,540
University of Delaware
(c)
Series 2024B , RB , VRDN ( Bank of America
NA SBPA ), 3.85% , 09/03/25 ........ 21,330 21,330,000
Series 2013C , RB , VRDN ( TD Bank NA
SBPA ), 3.90% , 09/03/25 ........... 17,820 17,820,000
198,796,675
District of Columbia — 1.9%
District of Columbia
Series 2021E , GO , 5.00% , 02/01/26 ..... 15,580 15,749,403
Series 2015B , GO , 5.00% , 06/01/26 ..... 2,000 2,003,723
Series 2023B , GO , 5.00% , 06/01/27 ..... 2,500 2,614,991
Series 2019A , GO , 5.00% , 10/15/27 ..... 2,000 2,111,505
Series 2021E , GO , 5.00% , 02/01/28 ..... 1,495 1,589,556
Series 2019A , GO , 5.00% , 10/15/28 ..... 2,045 2,209,956
Series 2024C , GO , 5.00% , 12/01/28 ..... 1,500 1,625,363
Series 2023B , GO , 5.00% , 06/01/29 ..... 5,010 5,484,492
Series 2019A , GO , 5.00% , 10/15/29 ..... 3,575 3,883,836
Series 2023B , GO , 5.00% , 06/01/30 ..... 4,000 4,449,627
Series 2024C , GO , 5.00% , 12/01/30 ..... 1,250 1,399,345
Series 2017A , GO , 5.00% , 06/01/32 ..... 2,000 2,068,209
Series 2024B , GO , 5.00% , 08/01/32 ..... 19,715 22,306,696
Series 2019A , GO , 5.00% , 10/15/32 ..... 13,490 14,412,528
Series 2021D , GO , 5.00% , 02/01/33 ..... 2,300 2,527,434
Series 2024B , GO , 5.00% , 08/01/33 ..... 6,000 6,818,444
Series 2019A , GO , 5.00% , 10/15/33 ..... 5,000 5,310,688
Series 2020 , RB , 5.00% , 12/01/33 ...... 6,000 6,416,119
Series 2023A , GO , 5.00% , 01/01/34 ..... 1,040 1,161,842
Series 2017A , GO , 5.00% , 06/01/34 ..... 2,500 2,569,955
Series 2020 , RB , 5.00% , 12/01/34 ...... 2,450 2,606,945
Series 2023A , GO , 5.00% , 01/01/35 ..... 500 551,574
Series 2025A , RB , VRDN 5.00% , 04/03/35
(c)
24,510 26,626,277
Series 2023A , GO , 5.00% , 01/01/36 ..... 3,350 3,653,870
Series 2017D , GO , 5.00% , 06/01/36 ..... 2,650 2,705,881
Series 2023A , GO , 5.00% , 01/01/37 ..... 1,000 1,080,913
Series 2021E , GO , 4.00% , 02/01/37 ..... 1,835 1,848,309
Series 2017A , GO , 4.00% , 06/01/37 ..... 1,060 1,042,522
Series 2017A , GO , 5.00% , 06/01/37 ..... 3,720 3,788,343
Series 2019A , GO , 5.00% , 10/15/37 ..... 5,000 5,186,997
Series 2023A , GO , 5.00% , 01/01/38 ..... 1,000 1,070,506
Series 2024A , GO , 5.00% , 08/01/39 ..... 1,250 1,341,888
Series 2024A , GO , 5.00% , 08/01/40 ..... 1,000 1,063,352
Series 2019A , GO , 5.00% , 10/15/40 ..... 4,665 4,777,697
Series 2023A , GO , 5.00% , 01/01/41 ..... 1,000 1,042,391
Series 2021D , GO , 5.00% , 02/01/41 ..... 1,725 1,776,026
Series 2016A , GO , 5.00% , 06/01/41 ..... 15,570 15,627,229
Series D , GO , 5.00% , 06/01/41 ........ 7,805 7,853,153
Series 2023A , GO , 5.00% , 01/01/42 ..... 2,000 2,071,763
Series 2023A , GO , 5.00% , 01/01/43 ..... 13,000 13,406,386
Security
Par (000)
Par (000) Value
District of Columbia (continued)
Series 2018A , GO , 5.00% , 06/01/43 ..... USD 3,950 $ 3,981,139
Series 2019A , GO , 5.00% , 10/15/44 ..... 29,090 29,353,756
Series 2023A , GO , 5.25% , 01/01/48 ..... 17,790 18,299,479
District of Columbia Income Tax
Series 2020B , RB , 5.00% , 10/01/25 ..... 33,905 33,968,284
Series 2019C , RB , 5.00% , 10/01/25 ..... 1,210 1,212,258
Series 2019C , RB , 5.00% , 10/01/26 ..... 2,270 2,334,278
Series 2022C , RB , 5.00% , 12/01/26 ..... 3,585 3,702,259
Series 2020B , RB , 5.00% , 10/01/27 ..... 11,885 12,535,914
Series 2019C , RB , 5.00% , 10/01/27 ..... 2,190 2,310,399
Series 2022C , RB , 5.00% , 12/01/27 ..... 2,015 2,133,874
Series 2022C , RB , 5.00% , 12/01/28 ..... 2,750 2,979,832
Series 2019A , RB , 5.00% , 03/01/29 ..... 2,000 2,178,470
Series 2019C , RB , 5.00% , 10/01/29 ..... 5,160 5,684,592
Series 2022C , RB , 5.00% , 12/01/29 ..... 7,000 7,732,915
Series 2022C , RB , 5.00% , 12/01/30 ..... 8,500 9,515,546
Series 2020B , RB , 5.00% , 10/01/31 ..... 8,000 9,011,552
Series 2022C , RB , 5.00% , 12/01/31 ..... 15,590 17,587,695
Series 2019A , RB , 5.00% , 03/01/32 ..... 1,500 1,616,984
Series 2022C , RB , 5.00% , 12/01/32 ..... 5,125 5,810,227
Series 2019A , RB , 5.00% , 03/01/33 ..... 4,010 4,296,719
Series 2022A , RB , 5.00% , 07/01/33 ..... 2,075 2,325,047
Series 2023C , RB , 5.00% , 10/01/33 ..... 1,000 1,136,375
Series 2019A , RB , 5.00% , 03/01/34 ..... 7,040 7,499,305
Series 2020A , RB , 5.00% , 03/01/35 ..... 1,065 1,135,036
Series 2019A , RB , 5.00% , 03/01/35 ..... 6,355 6,729,527
Series 2022A , RB , 5.00% , 07/01/35 ..... 2,125 2,322,450
Series 2019A , RB , 5.00% , 03/01/36 ..... 2,000 2,101,231
Series 2024A , RB , 5.00% , 10/01/36 ..... 4,000 4,433,312
Series 2019A , RB , 4.00% , 03/01/37 ..... 2,000 2,002,787
Series 2024A , RB , 5.00% , 10/01/37 ..... 3,530 3,869,656
Series 2023A , RB , 5.00% , 05/01/38 ..... 3,000 3,205,558
Series 2023A , RB , 5.00% , 05/01/39 ..... 1,000 1,059,214
Series 2022A , RB , 5.00% , 07/01/39 ..... 3,420 3,595,167
Series 2019A , RB , 4.00% , 03/01/40 ..... 4,370 4,104,152
Series 2020A , RB , 3.00% , 03/01/41 ..... 6,000 4,864,866
Series 2023A , RB , 5.00% , 05/01/41 ..... 11,865 12,375,377
Series 2023A , RB , 5.00% , 05/01/42 ..... 2,520 2,611,904
Series 2019A , RB , 4.00% , 03/01/44 ..... 2,000 1,795,198
Series 2020C , RB , 4.00% , 05/01/45 ..... 2,210 1,960,884
Series 2022A , RB , 5.50% , 07/01/47 ..... 30,000 31,252,662
Series 2023A , RB , 5.25% , 05/01/48 ..... 2,870 2,953,625
District of Columbia Water & Sewer Authority
Series 2025C-1 , RB , VRDN ( Bank of America
NA SBPA ), 3.80% , 09/03/25
(c)
....... 11,750 11,750,000
Series 2024B, Sub-Series B-1 , RB , VRDN
( TD Bank NA SBPA ), 3.90% , 09/03/25
(c)
9,945 9,945,000
Series A , RB , 5.00% , 10/01/25 ......... 2,120 2,124,340
Series 2016A , RB , 5.00% , 10/01/36 ..... 8,520 8,587,925
Series 2024A , RB , 5.00% , 10/01/36 ..... 7,500 8,355,512
Series 2024A , RB , 5.00% , 10/01/38 ..... 12,000 12,998,074
Series 2024A , RB , 5.00% , 10/01/40 ..... 2,740 2,907,747
Series 2024A , RB , 5.00% , 10/01/41 ..... 4,000 4,206,090
Series 2024A , RB , 5.00% , 10/01/42 ..... 2,750 2,865,235
Series B , RB , 5.25% , 10/01/44 ......... 2,000 2,004,254
Series 2018B , RB , 5.00% , 10/01/49 ..... 14,425 14,474,514
Series A , RB , 5.00% , 10/01/52 ......... 3,000 3,002,037
Metropolitan Washington Airports Authority
Dulles Toll Road
Series 2009B , RB , 0.00% , 10/01/33
(b)
.... 5,000 3,728,380
Series 2009B , RB , 0.00% , 10/01/35
(b)
.... 13,940 9,337,118
Series 2010A , RB , 0.00% , 10/01/37
(b)
.... 4,000 2,245,979
Series 2019B , RB , 4.00% , 10/01/44 ..... 5,250 4,544,038
Series 2019A , RB , 5.00% , 10/01/44 ..... 1,000 1,002,572
Series 2019B , RB , 5.00% , 10/01/47 ..... 1,000 984,465

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2025
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
District of Columbia (continued)
Series 2019B , RB , 4.00% , 10/01/49 ..... USD 5,250 $ 4,346,153
Series 2019B , RB , 4.00% , 10/01/53 ..... 3,000 2,463,848
Series 2019B , RB , 4.00% , 10/01/53 ..... 5,000 4,031,666
Washington Metropolitan Area Transit Authority
Series 2020A , RB , 5.00% , 07/15/26 ..... 3,360 3,436,587
Series 2021A , RB , 5.00% , 07/15/27 ..... 500 523,824
Series 2017B , RB , 5.00% , 07/01/29 ..... 1,470 1,534,065
Series 2021A , RB , 4.00% , 07/15/35 ..... 1,500 1,525,432
Series 2017B , RB , 5.00% , 07/01/36 ..... 1,700 1,737,206
Series 2020A , RB , 5.00% , 07/15/36 ..... 11,730 12,426,850
Series 2020A , RB , 5.00% , 07/15/37 ..... 2,765 2,909,489
Series 2023A , RB , 5.00% , 07/15/37 ..... 1,000 1,083,284
Series 2020A , RB , 5.00% , 07/15/38 ..... 2,000 2,087,841
Series 2021A , RB , 4.00% , 07/15/39 ..... 4,000 3,913,628
Series 2020A , RB , 4.00% , 07/15/40 ..... 8,000 7,673,378
Series 2023A , RB , 5.00% , 07/15/40 ..... 1,500 1,578,628
Series 2023A , RB , 5.00% , 07/15/42 ..... 5,655 5,844,629
Series 2018 , RB , 5.00% , 07/01/43 ...... 5,000 5,030,245
Series 2021A , RB , 3.00% , 07/15/43 ..... 10,000 7,603,248
Series 2021A , RB , 4.00% , 07/15/43 ..... 16,820 15,363,405
Series 2023A , RB , 5.00% , 07/15/43 ..... 1,050 1,078,715
Series 2020A , RB , 5.00% , 07/15/45 ..... 2,000 2,015,651
Series 2023A , RB , 5.00% , 07/15/45 ..... 1,000 1,019,143
Series 2021A , RB , 5.00% , 07/15/46 ..... 2,250 2,271,170
Series 2023A , RB , 5.00% , 07/15/48 ..... 5,000 5,049,656
Series 2023A , RB , 5.25% , 07/15/53 ..... 12,000 12,300,881
Series 2024A , RB , 5.00% , 07/15/54 ..... 5,000 5,037,928
Series 2024A , RB , 5.00% , 07/15/56 ..... 7,500 7,551,254
Series 2024A , RB , 5.25% , 07/15/59 ..... 13,750 14,029,287
725,945,610
Florida — 2.4%
Central Florida Expressway Authority
Series 2016B , RB , 5.00% , 07/01/26 ..... 4,110 4,196,147
Series 2021 , RB , 5.00% , 07/01/26 ...... 510 521,200
Series 2021 , RB , 5.00% , 07/01/27 ...... 10,450 10,944,338
Series 2016B , RB , 5.00% , 07/01/28 ..... 3,505 3,575,158
Series 2021 , RB , 5.00% , 07/01/28 ...... 1,000 1,072,376
Series 2021 , RB , 5.00% , 07/01/30 ( AG ) ... 1,000 1,112,484
Series 2016B , RB , 4.00% , 07/01/31 ..... 1,050 1,056,905
Series 2021 , RB , 5.00% , 07/01/32 ( AG ) ... 725 803,988
Series 2016B , RB , 5.00% , 07/01/34 ..... 1,000 1,020,920
Series 2021 , RB , 4.00% , 07/01/35 ...... 500 513,984
Series 2024B , RB , 5.00% , 07/01/35 ( AG ) .. 10,000 11,181,318
Series 2021 , RB , 2.13% , 07/01/36 ...... 1,000 786,919
Series 2016B , RB , 4.00% , 07/01/36 ..... 2,000 2,002,415
Series 2018 , RB , 5.00% , 07/01/37 ...... 2,025 2,088,103
Series 2021 , RB , 4.00% , 07/01/38 ...... 1,000 985,085
Series 2017 , RB , 5.00% , 07/01/38 ...... 5,845 5,919,457
Series 2018 , RB , 5.00% , 07/01/38 ...... 3,325 3,411,264
Series 2017 , RB , 5.00% , 07/01/39 ...... 1,250 1,260,254
Series 2018 , RB , 5.00% , 07/01/39 ...... 4,380 4,477,321
Series 2017 , RB , 4.00% , 07/01/41 ...... 2,775 2,599,653
Series 2018 , RB , 5.00% , 07/01/43 ...... 2,000 2,024,948
Series 2019B , RB , 5.00% , 07/01/44 ..... 2,500 2,525,941
Series 2019B , RB , 5.00% , 07/01/49 ..... 2,500 2,499,747
Series 2024A , RB , 5.00% , 07/01/49 ..... 9,250 9,456,799
Series 2024A , RB , 5.00% , 07/01/54 ..... 4,000 4,042,487
City of Fort Lauderdale, Series 2023B, RB,
5.50%, 09/01/53 ................. 3,825 4,040,322
City of Gainesville Utilities System
Series 2017A , RB , 5.00% , 10/01/37 ..... 1,000 1,025,175
Series 2019A , RB , 5.00% , 10/01/44 ..... 1,500 1,509,316
City of Jacksonville
Series 2025 , RB , 5.00% , 10/01/31
(a)
..... 5,000 5,615,327
Security
Par (000)
Par (000) Value
Florida (continued)
Series 2025 , RB , 5.00% , 10/01/34 ...... USD 5,000 $ 5,677,599
Series 2025 , RB , 5.00% , 10/01/44
(a)
..... 5,000 5,138,391
Series 2024 , RB , 5.00% , 10/01/49 ...... 3,000 3,085,667
Series 2024 , RB , 5.25% , 10/01/54 ...... 3,000 3,089,418
City of Tampa Water & Wastewater System
Series 2020A , RB , 4.00% , 10/01/44 ..... 1,000 915,843
Series 2020A , RB , 5.00% , 10/01/50 ..... 7,000 7,072,836
Series 2020A , RB , 5.00% , 10/01/54 ..... 4,205 4,223,384
Series 2024 , RB , 5.00% , 10/01/54 ...... 19,000 19,332,441
County of Broward Water & Sewer Utility, Series
2019A, RB, 5.00%, 10/01/40 ......... 5,290 5,444,563
County of Hillsborough Utility, Series 2016, RB,
3.00%, 08/01/41 ................. 14,945 11,953,371
County of Miami-Dade
Series 2025A , GO , 5.00% , 07/01/31 ..... 15,000 16,803,168
Series 2016 , RB , 0.00% , 10/01/31
(b)
..... 2,250 1,789,327
Series 2020A , RB , 5.00% , 10/01/31 ..... 2,000 2,191,758
Series 2025A , GO , 5.00% , 07/01/33 ..... 11,125 12,616,341
Series 2025A , GO , 5.00% , 07/01/35
(a)
.... 5,000 5,686,570
Series 2016 , RB , 5.00% , 10/01/35 ...... 2,000 2,039,314
Series 2024B , RB , 5.00% , 10/01/37 ..... 3,750 4,085,110
Series 2016A , GO , 5.00% , 07/01/38 ..... 2,000 2,016,970
Series 2016A , GO , 4.00% , 07/01/39 ..... 5,000 4,947,790
Series 2020A , RB , 4.00% , 10/01/41 ..... 4,950 4,612,838
Series A , RB , 5.00% , 10/01/41 ......... 30,050 30,050,646
Series 2014A , GO , 4.00% , 07/01/42 ..... 2,000 1,857,174
Series 2015D , GO , 5.00% , 07/01/45 ..... 8,505 8,523,292
Series 2025B , RB , 5.00% , 10/01/50
(a)
.... 2,000 1,999,008
Series 2024A , RB , 5.00% , 04/01/51 ..... 2,980 3,006,586
Series 2021A , GO , 5.00% , 07/01/51 ..... 13,350 13,632,853
Series 2024A , RB , 5.00% , 04/01/54 ..... 16,705 16,893,865
Series 2025B , RB , 5.25% , 10/01/55 ..... 2,500 2,554,227
County of Miami-Dade Transit System
Series 2019 , RB , 4.00% , 07/01/39 ...... 2,000 1,916,134
Series 2018 , RB , 5.00% , 07/01/43 ...... 2,000 2,029,726
Series 2022 , RB , 5.00% , 07/01/43 ...... 15,000 15,396,192
Series 2022 , RB , 5.00% , 07/01/46 ...... 5,780 5,844,231
Series 2018 , RB , 4.00% , 07/01/48 ...... 5,215 4,448,871
Series 2020A , RB , 4.00% , 07/01/49 ..... 3,500 2,973,278
Series 2020A , RB , 4.00% , 07/01/50 ..... 5,000 4,212,730
Series 2022 , RB , 5.00% , 07/01/52 ...... 8,445 8,577,196
County of Miami-Dade Water & Sewer System
Series 2015 , RB , 5.00% , 10/01/25 ...... 2,840 2,845,721
Series 2017B , RB , 5.00% , 10/01/27 ..... 1,010 1,065,603
Series 2017B , RB , 4.00% , 10/01/37 ..... 6,500 6,421,952
Series 2017A , RB , 4.00% , 10/01/38 ..... 18,605 18,271,697
Series 2021 , RB , 4.00% , 10/01/39 ...... 1,000 979,418
Series 2021 , RB , 4.00% , 10/01/41 ...... 1,000 948,124
Series 2017A , RB , 4.00% , 10/01/44 ..... 3,235 2,910,000
Series 2019B , RB , 4.00% , 10/01/44 ..... 2,345 2,109,413
Series 2021 , RB , 4.00% , 10/01/46 ...... 5,050 4,426,613
RB , 4.00% , 10/01/48 ............... 2,000 1,724,358
Series 2019B , RB , 4.00% , 10/01/49 ..... 7,000 5,917,505
Series 2024A , RB , 5.00% , 10/01/49 ..... 19,065 19,258,925
Series 2021 , RB , 4.00% , 10/01/51 ...... 2,000 1,697,877
Series 2024A , RB , 5.25% , 10/01/54 ..... 3,500 3,589,774
County of St. Lucie, Series 2025A, RB,
4.63%, 10/01/55 ................. 17,890 16,983,505
Duval County Public Schools, Series 2022A,
COP, 5.00%, 07/01/31 ............. 8,280 9,047,619
Florida Department of Management Services,
Series 2018A, COP, 5.00%, 11/01/28 .... 1,750 1,892,017
Florida Insurance Assistance Interlocal Agency,
Inc.
Series 2023A-1 , RB , 5.00% , 09/01/26 .... 1,245 1,259,667

Schedule of Investments
(unaudited) (continued)
August 31, 2025
iShares
®
National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Florida (continued)
Series 2023A-1 , RB , 5.00% , 09/01/27 .... USD 6,710 $ 6,867,159
Series 2023A-1 , RB , 5.00% , 09/01/28 .... 7,985 8,168,211
Florida Municipal Power Agency
Series 2025A , RB , 5.00% , 10/01/30
(a)
.... 3,100 3,441,238
Series 2025A , RB , 5.00% , 10/01/31 ..... 4,500 5,037,764
Series 2025A , RB , 5.00% , 10/01/35
(a)
.... 2,125 2,335,249
Hillsborough County Aviation Authority
Series 2015A , RB , 5.00% , 10/01/44 ..... 1,000 999,938
Series 2022B , RB , 5.00% , 10/01/47 ..... 2,000 2,024,172
Series 2018F , RB , 5.00% , 10/01/48 ..... 7,000 6,975,860
JEA Electric System
Series 2017B , RB , 5.00% , 10/01/26 ..... 7,835 8,050,068
Series 2024A , RB , 5.00% , 10/01/30 ..... 7,850 8,725,934
Series 2024A-3 , RB , 5.00% , 10/01/32 .... 1,240 1,401,377
Series 2024A-3 , RB , 5.00% , 10/01/34 .... 2,975 3,385,691
Series 2024A , RB , 5.00% , 10/01/35 ..... 1,000 1,123,095
Series 2024A , RB , 5.00% , 10/01/36 ..... 3,000 3,317,525
Series 2024A-3 , RB , 5.00% , 10/01/36 ( AG ) 3,225 3,566,583
Series 2024A-3 , RB , 5.00% , 10/01/37 .... 4,500 4,935,066
JEA Water & Sewer System
Series 2008B-1 , RB , VRDN ( Bank of America
NA SBPA ), 2.81% , 09/10/25
(c)
....... 13,940 13,940,000
Series 2008A-2 , RB , VRDN ( Sumitomo Mitsui
Banking Corp. LOC ), 2.83% , 09/10/25
(c)
11,600 11,600,000
Series 2017A , RB , 5.00% , 10/01/27 ..... 4,070 4,286,410
Series 2024A , RB , 5.25% , 10/01/49 ..... 19,835 20,435,489
Series 2024A , RB , 5.50% , 10/01/54 ..... 1,000 1,056,676
Miami Beach Redevelopment Agency
(a)
Series 2025 , 5.00% , 02/01/40 ......... 1,250 1,306,539
Series 2025 , 5.00% , 02/01/41 ......... 1,500 1,550,933
Miami-Dade County Educational Facilities
Authority
Series 2024A , RB , 5.00% , 04/01/35 ..... 5,980 6,684,303
Series 2024A , RB , 5.00% , 04/01/37 ..... 13,650 14,890,176
Series 2024B , RB , 5.25% , 04/01/39 ..... 11,515 12,466,404
Series 2024A , RB , 5.00% , 04/01/41 ..... 17,500 18,160,567
Series 2024A , RB , 5.00% , 04/01/42 ..... 13,665 14,005,366
Series 2024A , RB , 5.00% , 04/01/45 ..... 5,000 5,026,372
Miami-Dade County Expressway Authority
Series 2014B , RB , 5.00% , 07/01/26 ..... 1,020 1,021,703
Series A , RB , 5.00% , 07/01/35 ( AG ) ..... 975 976,021
Series 2014A , RB , 5.00% , 07/01/39 ..... 2,830 2,830,413
Mid-Bay Bridge Authority
Series A , RB , 5.00% , 10/01/35 ......... 1,000 1,001,764
Series A , RB , 5.00% , 10/01/40 ......... 3,000 3,005,292
Orange County School Board
Series 2024A , COP , 5.00% , 08/01/33 .... 6,500 7,315,253
Series 2016C , COP , 5.00% , 08/01/34 .... 2,500 2,557,746
Orlando Utilities Commission
Series 2013A , RB , 5.00% , 10/01/25 ..... 3,045 3,051,034
Series 2025B , RB , 5.00% , 10/01/35 ..... 1,500 1,688,990
Series 2024B , RB , 5.00% , 10/01/38 ..... 2,000 2,174,821
Series 2021A , RB , 4.00% , 10/01/39 ..... 4,685 4,554,556
Series 2024B , RB , 5.00% , 10/01/39 ..... 3,000 3,234,376
Series 2021A , RB , 4.00% , 10/01/40 ..... 4,000 3,867,540
Series 2024A , RB , 5.00% , 10/01/50 ..... 5,000 5,045,579
Series 2025A , RB , 5.00% , 10/01/50 ..... 5,000 5,045,579
Palm Beach County School District
Series 2025A , COP , 5.00% , 08/01/26 .... 3,000 3,073,276
Series 2017A , COP , 5.00% , 08/01/27 .... 2,785 2,922,327
Series 2025A , COP , 5.00% , 08/01/27 .... 1,000 1,049,310
Series 2025A , COP , 5.00% , 08/01/28 .... 3,740 4,017,256
Series 2018C , COP , 5.00% , 08/01/29 .... 2,540 2,713,659
Series 2025A , COP , 5.00% , 08/01/29 .... 1,250 1,368,673
Series 2025A , COP , 5.00% , 08/01/31 .... 4,000 4,483,738
Security
Par (000)
Par (000) Value
Florida (continued)
Series 2025A , COP , 5.00% , 08/01/32 .... USD 1,750 $ 1,974,590
Series 2023A , COP , 5.00% , 08/01/36 .... 1,500 1,627,074
Series 2023A , COP , 5.00% , 08/01/37 .... 1,750 1,879,973
Series 2023A , COP , 5.00% , 08/01/38 .... 1,500 1,591,910
Series 2022B , COP , 5.25% , 08/01/38 .... 3,530 3,795,099
Series 2023A , COP , 5.00% , 08/01/39 .... 2,250 2,370,337
Pasco County School Board
Series 2024 , RB , 5.00% , 10/01/34 ...... 5,750 6,509,919
Series 2024 , RB , 5.00% , 10/01/35 ...... 11,535 12,778,956
Series 2024 , RB , 5.00% , 10/01/36 ...... 9,550 10,455,216
Peace River Manasota Regional Water
Supply Authority, Series 2025A, RB,
5.50%, 10/01/55
(a)
................ 2,000 2,104,167
School Board of Miami-Dade County (The)
Series 2025A , COP , 5.00% , 05/01/26 .... 4,000 4,062,056
Series 2015D , COP , 5.00% , 02/01/27 .... 2,000 2,018,375
Series 2025A , COP , 5.00% , 05/01/27 .... 4,545 4,725,037
Series 2012A , COP , 4.00% , 08/01/29 .... 1,000 1,000,993
Series 2015D , COP , 5.00% , 02/01/30 .... 2,000 2,017,947
Series 2025A , COP , 5.00% , 05/01/30 .... 2,000 2,196,475
School District of Broward County
Series C , COP , 5.00% , 07/01/26 ........ 2,025 2,065,592
Series 2019A , COP , 5.00% , 07/01/27 .... 1,750 1,826,048
Series 2025A , COP , 5.00% , 07/01/27 ( AG )
(a)
12,790 13,376,250
Series 2020A , COP , 5.00% , 07/01/31 .... 3,995 4,381,378
Series 2020A , COP , 5.00% , 07/01/32 .... 3,015 3,281,572
Series 2020A , COP , 5.00% , 07/01/34 .... 2,000 2,150,310
Series 2022B , COP , 5.00% , 07/01/35 .... 5,000 5,492,142
Seminole County School District Sales Tax,
Series 2025, RB, 5.00%, 10/01/33
(a)
..... 1,250 1,419,827
South Florida Water Management District
Series 2015 , COP , 5.00% , 10/01/33 ..... 1,000 1,010,506
Series 2015 , COP , 5.00% , 10/01/35 ..... 5,000 5,046,766
State of Florida
Series 2024A , GO , 5.00% , 06/01/28 ..... 9,965 10,693,367
Series 2017C , GO , 4.00% , 06/01/36 ..... 10,090 10,108,864
Series 2018A , GO , 4.00% , 07/01/39 ..... 4,195 4,164,324
Series 2018A , GO , 4.00% , 07/01/40 ..... 4,360 4,320,018
State of Florida Department of Transportation
Turnpike System
Series 2018A , RB , 4.00% , 07/01/48 ..... 4,000 3,536,862
Series 2024B , RB , 4.00% , 07/01/54 ..... 15,000 12,868,302
Series 2024D , RB , 4.00% , 07/01/54 ..... 20,660 17,723,941
Tampa Bay Water
Series 2025 , RB , 5.00% , 10/01/30 ...... 10,000 11,216,931
Series 2025 , RB , 5.00% , 10/01/31 ...... 10,000 11,308,292
Series 2024A , RB , 5.00% , 10/01/46 ..... 1,000 1,020,688
Series 2024A , RB , 5.00% , 10/01/49 ..... 5,000 5,053,984
Series 2022 , RB , 5.00% , 10/01/52 ...... 5,000 5,086,759
Series 2024A , RB , 5.25% , 10/01/54 ..... 2,500 2,580,079
Tampa-Hillsborough County Expressway
Authority
Series 2017B , RB , 4.00% , 07/01/42 ..... 12,725 11,646,607
Series 2017 , RB , 5.00% , 07/01/47 ...... 6,210 6,210,071
921,718,522
Georgia — 2.3%
Augusta Water & Sewer
Series 2024A , RB , 5.00% , 10/01/34 ..... 2,200 2,503,092
Series 2024A , RB , 5.00% , 10/01/35 ..... 12,085 13,594,395
Series 2024A , RB , 5.00% , 10/01/37 ..... 3,900 4,284,711
City of Atlanta
Series 2022A-1 , GO , 5.00% , 12/01/29 .... 1,000 1,105,554
Series 2022A-1 , GO , 5.00% , 12/01/32 .... 1,750 1,996,240
Series 2022A-1 , GO , 5.00% , 12/01/35 .... 1,750 1,937,274

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2025
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Georgia (continued)
Series 2022A-1 , GO , 5.00% , 12/01/38 .... USD 2,500 $ 2,686,309
Series 2022A-1 , GO , 5.00% , 12/01/41 .... 2,000 2,097,945
City of Atlanta Airport Customer Facility Charge,
Series 2025B, RB, 5.50%, 07/01/50 ..... 4,000 4,171,532
City of Atlanta Airport Passenger Facility Charge
Series 2019C , RB , 5.00% , 07/01/36 ..... 2,500 2,620,520
Series 2019C , RB , 5.00% , 07/01/39 ..... 2,500 2,574,755
Series 2023D , RB , 5.00% , 07/01/44 ..... 2,000 2,065,071
City of Atlanta Department of Aviation
Series 2020A , RB , 5.00% , 07/01/26 ..... 2,005 2,048,101
Series 2020A , RB , 5.00% , 07/01/28 ..... 2,000 2,144,902
Series 2020A , RB , 5.00% , 07/01/29 ..... 8,505 9,311,578
Series 2020A , RB , 5.00% , 07/01/30 ..... 2,000 2,225,223
Series 2023F , RB , 5.00% , 07/01/33 ..... 2,250 2,553,648
Series 2023B-1 , RB , 5.00% , 07/01/48 .... 1,000 1,015,137
Series 2022A , RB , 4.00% , 07/01/52 ..... 3,010 2,604,678
Series 2023B-1 , RB , 5.00% , 07/01/53 .... 4,000 4,031,022
City of Atlanta Water & Wastewater
Series 2015 , RB , 5.00% , 11/01/28 ...... 2,000 2,004,066
Series 2015 , RB , 5.00% , 11/01/31 ...... 1,755 1,758,052
Series 2024 , RB , 5.00% , 11/01/31 ( BAM ) .. 10,000 11,260,898
Series 2015 , RB , 5.00% , 11/01/32 ...... 2,230 2,233,376
Series 2024 , RB , 5.00% , 11/01/32 ( BAM ) .. 6,250 7,091,028
Series 2024 , RB , 5.00% , 11/01/33 ( BAM ) .. 5,500 6,269,052
Series 2018C , RB , 4.00% , 11/01/38 ..... 8,000 7,844,895
Series 2015 , RB , 5.00% , 11/01/40 ...... 82,030 82,027,728
Series 2024 , RB , 5.00% , 11/01/41 ( BAM ) .. 3,000 3,164,962
Series 2018B , RB , 5.00% , 11/01/43 ..... 4,780 5,037,854
Series 2018B , RB , 5.00% , 11/01/47 ..... 10,350 10,388,875
County of DeKalb, Series 2006B, RB,
5.25%, 10/01/32 ................. 2,190 2,233,668
County of Fulton
Series 2013A , RB , 4.00% , 01/01/34 ..... 15,990 15,990,843
Series 2013A , RB , 4.00% , 01/01/35 ..... 6,885 6,885,045
Forsyth County Water & Sewerage Authority,
Series 2019, RB, 3.00%, 04/01/49 ...... 4,000 2,853,513
Georgia Ports Authority
Series 2022 , RB , 5.00% , 07/01/26 ...... 535 546,497
Series 2022 , RB , 5.00% , 07/01/27 ...... 905 949,036
Series 2022 , RB , 5.00% , 07/01/29 ...... 1,500 1,645,940
Series 2022 , RB , 5.00% , 07/01/31 ...... 1,015 1,142,061
Series 2022 , RB , 5.00% , 07/01/33 ...... 1,500 1,685,519
Series 2022 , RB , 5.00% , 07/01/35 ...... 1,000 1,103,048
Series 2022 , RB , 5.00% , 07/01/38 ...... 750 804,882
Series 2021 , RB , 4.00% , 07/01/39 ...... 1,000 978,027
Series 2021 , RB , 4.00% , 07/01/40 ...... 1,000 964,935
Series 2022 , RB , 5.00% , 07/01/41 ...... 2,250 2,360,169
Series 2021 , RB , 4.00% , 07/01/42 ...... 1,000 931,976
Series 2022 , RB , 5.00% , 07/01/42 ...... 5,865 6,100,539
Series 2021 , RB , 4.00% , 07/01/43 ...... 4,750 4,388,126
Series 2022 , RB , 5.00% , 07/01/47 ...... 1,000 1,021,279
Series 2021 , RB , 4.00% , 07/01/51 ...... 1,750 1,504,512
Series 2022 , RB , 4.00% , 07/01/52 ...... 12,360 10,575,132
Series 2022 , RB , 5.25% , 07/01/52 ...... 5,750 5,911,899
Georgia State Road & Tollway Authority
Series 2020 , RB , 5.00% , 06/01/26 ...... 1,325 1,351,925
Series 2020 , RB , 5.00% , 06/01/27 ...... 2,200 2,302,104
Series 2020 , RB , 5.00% , 06/01/31 ...... 2,500 2,749,601
Series 2020 , RB , 5.00% , 06/01/32 ...... 6,105 6,671,065
Series 2021A , RB , 4.00% , 07/15/41 ( GTD ) 5,000 4,891,667
Series 2021A , RB , 4.00% , 07/15/42 ( GTD ) 18,100 17,297,716
Series 2021A , RB , 4.00% , 07/15/46 ( GTD ) 7,170 6,542,716
Gwinnett County School District
Series 2022B , GO , 5.00% , 08/01/26 ..... 25,010 25,646,134
Series 2019 , GO , 5.00% , 02/01/38 ...... 13,000 13,579,571
Security
Par (000)
Par (000) Value
Georgia (continued)
Henry County School District
Series 2021 , GO , 1.88% , 08/01/34 ( SAW ) . USD 18,330 $ 15,106,763
Series 2021 , GO , 1.88% , 08/01/35 ( SAW ) . 18,880 15,023,192
Series 2021 , GO , 1.88% , 08/01/36 ( SAW ) . 19,305 14,827,292
Macon Water Authority
Series 2024 , RB , 5.00% , 10/01/49 ...... 5,000 5,100,740
Series 2024 , RB , 5.00% , 10/01/54 ...... 6,750 6,841,834
Metropolitan Atlanta Rapid Transit Authority
Series 2007A , RB , 5.25% , 07/01/32 ( NPFGC ) 17,545 19,904,459
Series 2016B , RB , 5.00% , 07/01/35 ..... 7,750 7,922,466
Series 2024B , RB , 5.00% , 07/01/36 ..... 5,000 5,574,527
Series 2024A , RB , 5.00% , 07/01/37 ..... 5,000 5,518,400
Series 2021E-1 , RB , 3.00% , 07/01/39 .... 2,500 2,126,013
Series 2017C , RB , 3.25% , 07/01/39 ..... 2,500 2,216,268
Series 2021E-1 , RB , 3.00% , 07/01/40 .... 9,565 7,924,501
Series 2024B , RB , 5.00% , 07/01/45 ..... 5,000 5,170,559
Series 2020A , RB , 3.00% , 07/01/47 ..... 2,850 2,056,011
Municipal Electric Authority of Georgia
Series 2016A , RB , 5.00% , 01/01/28 ..... 2,000 2,041,324
Series 2018A , RB , 5.00% , 01/01/29 ..... 6,000 6,343,663
Series 2021A , RB , 5.00% , 01/01/34 ..... 1,575 1,719,192
Series 2024A , RB , 5.00% , 01/01/36 ..... 5,350 5,850,320
Series 2019A , RB , 4.00% , 01/01/44 ..... 2,000 1,817,239
Series 2019A , RB , 5.00% , 01/01/44 ..... 7,975 7,944,249
Series 2019A , RB , 4.00% , 01/01/49 ..... 1,750 1,493,179
Series 2019A , RB , 5.00% , 01/01/49 ..... 5,000 4,904,820
Series 2024A , RB , 5.25% , 01/01/49 ..... 6,925 7,036,340
Series 2024A , RB , 5.25% , 01/01/54 ( BAM ) 7,000 7,117,594
Series 2019A , RB , 5.00% , 01/01/56 ..... 3,000 2,926,426
Series 2015A , RB , 5.00% , 07/01/60 ..... 1,000 961,624
Series 2021A , RB , 5.00% , 01/01/62 ..... 3,335 3,312,423
Series 2019A , RB , 5.00% , 01/01/63 ..... 1,500 1,460,231
Private Colleges & Universities Authority
Series 2020B , RB , 5.00% , 09/01/25 ..... 10,710 10,710,000
Series 2022A , RB , 5.00% , 09/01/29 ..... 1,505 1,646,234
Series 2025A , RB , 5.00% , 09/01/29
(a)
.... 14,410 15,768,021
Series 2020B , RB , 5.00% , 09/01/30 ..... 5,000 5,553,190
Series 2025A , RB , 5.00% , 09/01/32 ..... 12,545 14,103,585
Series 2023B , RB , 5.00% , 09/01/33 ..... 20,000 22,558,830
Series 2025A , RB , 5.00% , 09/01/33
(a)
.... 4,305 4,855,788
Series 2025A , RB , 5.00% , 09/01/37
(a)
.... 2,700 2,969,143
Series B , RB , 4.00% , 10/01/38 ......... 4,000 3,952,056
Series 2020B , RB , 4.00% , 09/01/39 ..... 1,500 1,473,590
Series 2013A , RB , 5.00% , 10/01/43 ..... 2,415 2,415,050
Series A , RB , 5.00% , 10/01/46 ......... 6,525 6,525,273
Series 2019B , RB , 5.00% , 09/01/48 ..... 2,500 2,508,460
State of Georgia
Series 2016E , GO , 5.00% , 12/01/25 ..... 5,775 5,813,489
Series 2016A , GO , 5.00% , 02/01/26 ..... 10,685 10,805,789
Series 2021A , GO , 5.00% , 07/01/26 ..... 8,835 9,043,297
Series 2016E , GO , 5.00% , 12/01/26 ..... 11,935 12,343,862
Series 2016A , GO , 5.00% , 02/01/27 ..... 1,175 1,188,450
Series 2023A , GO , 5.00% , 07/01/27 ..... 5,000 5,248,817
Series 2021A , GO , 5.00% , 07/01/27 ..... 10,890 11,431,925
Series 2020A , GO , 5.00% , 08/01/27 ..... 7,665 8,070,040
Series 2016E , GO , 5.00% , 12/01/27 ..... 1,325 1,370,059
Series 2016F , GO , 5.00% , 01/01/28 ..... 2,805 2,906,679
Series 2022A , GO , 5.00% , 07/01/28 ..... 8,500 9,143,968
Series 2018A , GO , 5.00% , 07/01/28 ..... 5,165 5,556,305
Series 2020A , GO , 5.00% , 08/01/28 ..... 2,000 2,155,820
Series 2019A , GO , 5.00% , 07/01/29 ..... 1,500 1,648,965
Series 2017C , GO , 5.00% , 07/01/29 ..... 5,500 5,761,789
Series 2018A , GO , 5.00% , 07/01/29 ..... 5,000 5,371,006
Series 2020A , GO , 5.00% , 08/01/29 ..... 7,000 7,708,260
Series 2016A , GO , 5.00% , 02/01/30 ..... 1,030 1,040,329

Schedule of Investments
(unaudited) (continued)
August 31, 2025
iShares
®
National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Georgia (continued)
Series 2017A-2 , GO , 5.00% , 02/01/30 .... USD 11,420 $ 11,828,403
Series 2018A , GO , 5.00% , 07/01/30 ..... 6,775 7,255,375
Series 2023A , GO , 5.00% , 07/01/30 ..... 11,660 13,038,485
Series 2019A , GO , 5.00% , 07/01/31 ..... 5,180 5,637,294
Series 2023A , GO , 5.00% , 07/01/31 ..... 5,720 6,469,769
Series 2021A , GO , 5.00% , 07/01/31 ..... 1,570 1,775,793
Series 2022A , GO , 5.00% , 07/01/31 ..... 2,200 2,488,373
Series 2020A , GO , 5.00% , 08/01/31 ..... 2,805 3,116,384
Series 2017A-2 , GO , 5.00% , 02/01/32 .... 12,600 12,991,207
Series 2018A , GO , 5.00% , 07/01/32 ..... 13,925 14,786,068
Series 2023C , GO , 5.00% , 01/01/33 ..... 4,000 4,582,870
Series 2017A-2 , GO , 5.00% , 02/01/33 .... 10,015 10,305,420
Series 2021A , GO , 4.00% , 07/01/34 ..... 2,010 2,078,726
Series 2020A , GO , 4.00% , 08/01/34 ..... 1,720 1,769,435
Series 2021A , GO , 4.00% , 07/01/36 ..... 27,000 27,460,620
Series 2023A , GO , 5.00% , 07/01/36 ..... 2,215 2,462,942
Series 2023A , GO , 5.00% , 07/01/37 ..... 7,340 8,083,532
Series 2023A , GO , 5.00% , 07/01/38 ..... 1,985 2,157,298
Series 2022A , GO , 4.00% , 07/01/40 ..... 10,000 9,856,139
Series 2022A , GO , 4.00% , 07/01/42 ..... 10,000 9,652,223
887,947,692
Hawaii — 0.5%
City & County Honolulu Wastewater System
Series 2018A , RB , 4.00% , 07/01/38 ..... 3,300 3,259,801
Series 2024A , RB , 5.00% , 07/01/42 ..... 2,580 2,701,225
Series 2024A , RB , 5.00% , 07/01/43 ..... 2,000 2,079,958
Series 2024A , RB , 5.00% , 07/01/45 ..... 5,175 5,334,308
Series 2024A , RB , 5.00% , 07/01/46 ..... 9,090 9,325,593
Series 2018A , RB , 5.00% , 07/01/47 ..... 4,220 4,237,889
Series 2022A , RB , 5.00% , 07/01/47 ..... 3,000 3,046,175
Series 2022A , RB , 5.25% , 07/01/51 ..... 2,500 2,565,416
Series 2024A , RB , 5.25% , 07/01/54 ..... 3,000 3,104,410
City & County of Honolulu
Series 2019A , GO , 5.00% , 09/01/27 ..... 1,170 1,232,106
Series 2020B , GO , 5.00% , 03/01/28 ..... 2,120 2,259,712
Series 2022A , GO , 5.00% , 11/01/28 ..... 2,930 3,171,293
Series 2020B , GO , 5.00% , 03/01/30 ..... 1,500 1,662,468
Series C , GO , 5.00% , 10/01/30 ........ 5,000 5,587,600
Series 2025D , GO , 5.00% , 07/01/31
(a)
.... 13,615 15,328,069
Series 2025F , GO , 5.00% , 07/01/31 ..... 11,860 13,352,251
Series 2025D , GO , 5.00% , 07/01/36 ..... 20,370 22,887,414
Series 2025F , GO , 5.00% , 07/01/36 ..... 6,500 7,303,299
State of Hawaii
Series 2018FT , GO , 5.00% , 01/01/26 .... 3,410 3,439,339
Series EO , GO , 5.00% , 08/01/26 ....... 2,280 2,284,284
Series FH , GO , 5.00% , 10/01/26 ....... 3,975 4,090,730
Series FH , GO , 5.00% , 10/01/27 ....... 4,725 4,849,391
Series EZ , GO , 5.00% , 10/01/27 ....... 2,000 2,004,021
Series 2018FT , GO , 5.00% , 01/01/28 .... 1,000 1,061,155
Series FH , GO , 5.00% , 10/01/28 ....... 3,450 3,539,358
Series EO , GO , 5.00% , 08/01/29 ....... 720 721,013
Series FH , GO , 5.00% , 10/01/29 ....... 4,000 4,100,581
Series 2018FT , GO , 5.00% , 01/01/30 .... 3,000 3,170,210
Series EO , GO , 5.00% , 08/01/30 ....... 1,895 1,897,609
Series 2018FT , GO , 5.00% , 01/01/31 .... 3,005 3,164,256
Series FN , GO , 5.00% , 10/01/31 ....... 1,000 1,045,220
Series 2019FW , GO , 5.00% , 01/01/33 .... 5,060 5,388,925
Series 2018FT , GO , 5.00% , 01/01/33 .... 2,000 2,092,268
Series 2016FB , GO , 3.00% , 04/01/33 .... 23,365 22,644,377
Series FK , GO , 5.00% , 05/01/34 ....... 2,310 2,379,743
Series FG , GO , 4.00% , 10/01/34 ....... 7,755 7,781,841
Series 2019FW , GO , 5.00% , 01/01/35 .... 10,000 10,531,543
Series FG , GO , 4.00% , 10/01/36 ....... 6,665 6,668,955
Series 2019FW , GO , 5.00% , 01/01/37 .... 2,000 2,078,972
Security
Par (000)
Par (000) Value
Hawaii (continued)
State of Hawaii Airports System
Series 2020D , RB , 4.00% , 07/01/35 ..... USD 2,000 $ 2,022,966
Series 2020D , RB , 4.00% , 07/01/38 ..... 2,000 1,966,563
Series 2025B , RB , 5.00% , 07/01/49 ..... 6,000 6,125,786
213,488,093
Idaho — 0.1%
Idaho Housing & Finance Association
Series 2015A , RB , 5.00% , 07/15/26 ..... 1,030 1,054,017
Series 2021A , RB , 4.00% , 07/15/38 ..... 2,150 2,086,715
Series 2025A , RB , 5.00% , 08/15/49 ..... 5,000 5,077,073
Series 2025A , RB , 4.00% , 08/15/50
(a)
.... 17,000 14,572,898
Idaho State Building Authority
Series 2024A , RB , 5.00% , 06/01/29 ..... 8,000 8,770,077
Series 2024A , RB , 5.00% , 06/01/31 ..... 1,310 1,478,232
Series 2024A , RB , 5.00% , 06/01/32 ..... 3,560 4,053,973
Series 2024A , RB , 5.00% , 06/01/34 ..... 4,000 4,591,810
41,684,795
Illinois — 4.8%
Chicago Board of Education Dedicated Capital
Improvement Tax
Series 2016 , RB , 5.75% , 04/01/34 ...... 1,670 1,714,591
Series 2016 , RB , 6.00% , 04/01/46 ...... 1,830 1,847,208
Chicago Midway International Airport
Series 2023B , RB , 5.00% , 01/01/34 ( BAM ) 1,900 2,120,698
Series 2023B , RB , 5.00% , 01/01/35 ( BAM ) 7,000 7,754,643
Series B , RB , 5.00% , 01/01/46 ......... 2,255 2,254,795
Chicago O'Hare International Airport
Series 2024D , RB , 5.00% , 01/01/26 ..... 13,285 13,388,711
Series E , RB , 5.00% , 01/01/27 ......... 2,000 2,065,956
Series C , RB , 5.00% , 01/01/30 ......... 1,230 1,239,069
Series C , RB , 5.00% , 01/01/31 ......... 460 463,079
Series 2024D , RB , 5.00% , 01/01/31 ..... 7,500 8,346,505
Series 2024D , RB , 5.00% , 01/01/32 ..... 17,000 19,040,870
Series D , RB , 5.25% , 01/01/33 ......... 9,000 9,243,439
Series C , RB , 5.00% , 01/01/34 ......... 1,300 1,305,908
Series B , RB , 5.00% , 01/01/34 ......... 3,000 3,057,137
Series 2020A , RB , 5.00% , 01/01/34 ..... 8,045 8,602,897
Series D , RB , 5.25% , 01/01/34 ......... 5,000 5,125,767
Series 2020A , RB , 4.00% , 01/01/35 ..... 4,000 4,014,086
Series B , RB , 5.00% , 01/01/35 ......... 9,000 9,154,815
Series 2020A , RB , 5.00% , 01/01/35 ..... 10,000 10,618,205
Series B , RB , 5.00% , 01/01/36 ......... 14,110 14,324,507
Series B , RB , 5.00% , 01/01/37 ......... 2,345 2,375,485
Series B , RB , 5.00% , 01/01/38 ......... 3,025 3,054,655
Series B , RB , 5.00% , 01/01/39 ......... 7,500 7,558,293
Series 2020A , RB , 4.00% , 01/01/40 ..... 5,000 4,789,710
Series 2022D , RB , 5.00% , 01/01/40 ..... 15,045 15,640,741
Series B , RB , 5.00% , 01/01/41 ......... 4,075 4,076,258
Series 2022D , RB , 4.00% , 01/01/42 ..... 2,000 1,790,873
Series D , RB , 5.25% , 01/01/42 ......... 9,000 9,081,030
Series 2018B , RB , 4.00% , 01/01/44 ..... 7,000 6,118,866
Series D , RB , 5.00% , 01/01/47 ......... 8,380 8,381,777
Series 2018B , RB , 5.00% , 01/01/48 ..... 30,000 29,977,482
Series 2024B , RB , 5.00% , 01/01/48 ..... 5,000 5,021,605
Series D , RB , 5.00% , 01/01/52 ......... 21,915 21,793,431
Series 2018B , RB , 4.00% , 01/01/53 ( AG ) .. 9,450 7,976,749
Series 2018B , RB , 5.00% , 01/01/53 ..... 9,885 9,828,015
Chicago Transit Authority Capital Grant Receipts,
Series 2021, RB, 5.00%, 06/01/28 ...... 780 824,058
Chicago Transit Authority Sales Tax Receipts
Fund
Series 2024A , RB , 5.00% , 12/01/41 ..... 2,500 2,576,373
Series 2024A , RB , 5.00% , 12/01/42 ..... 2,000 2,039,040

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2025
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Illinois (continued)
Series 2024A , RB , 5.00% , 12/01/49 ..... USD 30,000 $ 29,558,139
City of Chicago
Series 2020A , GO , 5.00% , 01/01/28 ..... 5,000 5,180,822
Series 2020A , GO , 5.00% , 01/01/29 ..... 3,000 3,147,650
Series 2024B , GO , 5.00% , 01/01/31 ..... 7,000 7,425,293
Series 2021A , GO , 5.00% , 01/01/33 ..... 10,000 10,417,945
Series 2024B , GO , 5.00% , 01/01/33 ..... 25,000 26,479,740
Series 2024B , GO , 5.00% , 01/01/34 ..... 14,275 15,068,486
Series 2021A , GO , 4.00% , 01/01/35 ..... 6,500 6,152,888
Series 2023A , GO , 5.00% , 01/01/35 ..... 3,850 3,939,996
Series 2023A , GO , 5.50% , 01/01/39 ..... 2,850 2,908,035
Series 2025B , GO , 5.50% , 01/01/41 ..... 1,000 1,022,151
Series 2024A , GO , 5.00% , 01/01/43 ..... 8,425 7,991,137
Series 2019A , GO , 5.00% , 01/01/44 ..... 2,500 2,275,471
Series 2024A , GO , 5.00% , 01/01/44 ..... 7,500 7,093,370
Series 2024A , GO , 5.25% , 01/01/45 ..... 36,025 34,931,681
Series 2019A , GO , 5.50% , 01/01/49 ..... 5,000 4,772,919
Series 2025A , GO , 6.00% , 01/01/50 ..... 7,500 7,635,376
City of Chicago Waterworks
Series 2023B , RB , 5.00% , 11/01/32 ( AG ) .. 1,695 1,868,262
Series 2024A , RB , 5.00% , 11/01/37 ..... 12,105 12,875,033
City of Springfield Electric
Series 2024 , RB , 5.00% , 03/01/31 ( BAM ) . 10,180 11,178,417
Series 2024 , RB , 5.00% , 03/01/35 ( BAM ) . 7,250 7,991,610
Series 2024 , RB , 5.00% , 03/01/36 ( BAM ) . 21,675 23,581,041
Series 2024 , RB , 5.00% , 03/01/39 ( BAM ) . 5,000 5,243,701
Series 2024 , RB , 5.00% , 03/01/40 ( BAM ) . 11,500 11,936,573
County of Cook
Series 2024 , RB , 5.00% , 11/15/42 ...... 4,780 4,844,641
Series 2024 , RB , 5.00% , 11/15/43 ...... 3,000 3,025,111
County of Will
Series 2016 , GO , 5.00% , 11/15/41 ...... 13,050 13,116,641
Series 2016 , GO , 5.00% , 11/15/45 ...... 18,000 18,091,919
Illinois Finance Authority
Series 2025B , RB , 5.00% , 07/01/31
(a)
.... 3,000 3,364,841
Series 2025C , RB , 5.00% , 04/01/32
(a)
.... 3,700 4,144,017
Series 2025B , RB , 5.00% , 07/01/32
(a)
.... 3,500 3,954,978
Series 2021A , RB , 5.00% , 10/01/32 ..... 4,000 4,493,389
Series 2024A , RB , 5.00% , 04/01/34 ..... 13,000 14,573,204
Series 2024B , RB , 5.00% , 04/01/34 ..... 16,490 18,485,549
Series 2019 , RB , 5.00% , 07/01/34 ...... 2,575 2,727,381
Series 2020 , RB , 5.00% , 07/01/34 ...... 1,760 1,913,289
Series 2024B , RB , 5.00% , 04/01/35 ..... 7,640 8,419,555
Series 2025C , RB , 5.00% , 04/01/35
(a)
.... 1,815 2,033,239
Series 2020 , RB , 5.00% , 07/01/35 ...... 4,950 5,339,893
Series 2019 , RB , 5.25% , 07/01/35 ...... 3,000 3,183,147
Series 2024B , RB , 5.00% , 04/01/36 ..... 14,120 15,362,132
Series 2020 , RB , 4.00% , 07/01/37 ...... 8,345 8,266,114
Series 2025A , RB , 5.00% , 01/01/38 ..... 2,000 2,183,790
Series 2020 , RB , 4.00% , 07/01/38 ...... 8,050 7,824,280
Series 2014A , RB , 4.00% , 10/01/38 ..... 5,000 4,755,651
Series 2024B , RB , 5.25% , 04/01/39 ..... 1,450 1,557,315
Series 2025A , RB , 5.00% , 07/01/39 ..... 5,000 5,363,791
Series 2025A , RB , 5.00% , 07/01/40 ..... 5,000 5,317,388
Series 2015A , RB , 5.00% , 10/01/40 ..... 2,000 2,001,039
Series 2018A , RB , 5.00% , 10/01/48 ..... 2,000 1,968,228
Illinois Municipal Electric Agency
Series 2015A , RB , 5.00% , 02/01/27 ..... 3,000 3,001,393
Series 2025A , RB , 5.00% , 02/01/30
(a)
.... 3,750 4,107,460
Series 2025A , RB , 5.00% , 02/01/31
(a)
.... 15,000 16,598,761
Series 2025A , RB , 5.00% , 02/01/33
(a)
.... 5,000 5,590,182
Series 2025A , RB , 5.00% , 02/01/34
(a)
.... 25,000 28,020,585
Series 2025A , RB , 5.00% , 02/01/35
(a)
.... 23,250 25,982,591
Illinois State Toll Highway Authority
Series 2019C , RB , 5.00% , 01/01/26 ..... 1,245 1,255,712
Security
Par (000)
Par (000) Value
Illinois (continued)
Series 2019B , RB , 5.00% , 01/01/26 ..... USD 2,635 $ 2,657,671
Series 2019C , RB , 5.00% , 01/01/27 ..... 6,320 6,546,067
Series 2018A , RB , 5.00% , 01/01/27 ..... 4,000 4,143,080
Series 2019C , RB , 5.00% , 01/01/28 ..... 6,000 6,349,601
Series 2019B , RB , 5.00% , 01/01/29 ..... 2,000 2,162,093
Series 2019C , RB , 5.00% , 01/01/29 ..... 11,065 11,961,781
Series 2019C , RB , 5.00% , 01/01/30 ..... 3,000 3,301,427
Series 2018A , RB , 5.00% , 01/01/30 ..... 3,000 3,223,076
Series 2019C , RB , 5.00% , 01/01/31 ..... 2,000 2,179,726
Series 2018A , RB , 5.00% , 01/01/31 ..... 3,505 3,742,451
Series 2019B , RB , 5.00% , 01/01/31 ..... 1,505 1,640,244
Series 2016A , RB , 4.00% , 12/01/31 ..... 5,035 5,043,706
Series 2016A , RB , 5.00% , 12/01/31 ..... 2,405 2,418,468
Series 2016A , RB , 5.00% , 12/01/32 ..... 3,000 3,015,583
Series 2024A , RB , 5.00% , 01/01/36 ..... 30,000 33,071,808
Series 2014C , RB , 5.00% , 01/01/36 ..... 2,000 2,000,951
Series 2015B , RB , 5.00% , 01/01/36 ..... 1,000 1,003,603
Series 2014C , RB , 5.00% , 01/01/37 ..... 35,000 35,004,084
Series 2024A , RB , 5.00% , 01/01/38 ..... 7,105 7,658,016
Series 2024A , RB , 5.00% , 01/01/39 ..... 4,000 4,257,860
Series 2015B , RB , 5.00% , 01/01/40 ..... 9,645 9,650,338
Series 2015A , RB , 5.00% , 01/01/40 ..... 10,000 10,000,127
Series 2016B , RB , 5.00% , 01/01/41 ..... 7,435 7,450,459
Series 2021A , RB , 5.00% , 01/01/41 ..... 9,765 10,106,776
Series 2023A , RB , 5.00% , 01/01/41 ..... 4,250 4,434,215
Series 2021A , RB , 4.00% , 01/01/42 ..... 11,825 11,004,048
Series 2017A , RB , 5.00% , 01/01/42 ..... 28,500 28,599,955
Series 2023A , RB , 5.00% , 01/01/42 ..... 3,665 3,793,738
Series 2023A , RB , 5.25% , 01/01/43 ..... 1,235 1,291,688
Series 2019A , RB , 4.00% , 01/01/44 ..... 15,500 13,884,286
Series 2021A , RB , 4.00% , 01/01/46 ..... 20,185 17,678,168
Metropolitan Water Reclamation District of
Greater Chicago
Series A , GO , 5.00% , 12/01/28 ........ 3,180 3,272,142
Series 2007C , GO , 5.25% , 12/01/32 ..... 1,340 1,542,564
Series 2021B , GO , 5.00% , 12/01/33 ..... 5,000 5,478,266
Series 2007B , GO , 5.25% , 12/01/34 ..... 2,500 2,906,347
Series 2024A , GO , 5.00% , 12/01/39 ..... 4,000 4,264,763
Series 2024A , GO , 5.00% , 12/01/40 ..... 6,030 6,389,361
Series 2024A , GO , 5.00% , 12/01/41 ..... 6,720 7,049,250
Series 2024A , GO , 5.00% , 12/01/42 ..... 5,000 5,196,321
Series 2024A , GO , 5.00% , 12/01/43 ..... 5,000 5,162,626
Regional Transportation Authority, Series 2003A,
RB, 6.00%, 07/01/29 (NPFGC) ........ 11,340 12,234,111
Sales Tax Securitization Corp.
Series 2018C , RB , 5.00% , 01/01/27 ..... 2,200 2,261,743
Series 2021A , RB , 5.00% , 01/01/28 ..... 3,500 3,680,746
Series 2020A , RB , 5.00% , 01/01/29 ..... 1,275 1,366,717
Series 2020A , RB , 5.00% , 01/01/30 ..... 2,500 2,718,604
Series 2021A , RB , 5.00% , 01/01/30 ..... 5,000 5,437,209
Series 2021A , RB , 5.00% , 01/01/32 ..... 5,000 5,520,489
Series 2024A , RB , 5.00% , 01/01/34 ..... 2,000 2,232,504
Series 2024A , RB , 5.00% , 01/01/35 ..... 19,500 21,766,721
Series 2020A , RB , 5.00% , 01/01/37 ( BAM ) 1,000 1,039,551
Series 2024A , RB , 5.00% , 01/01/37 ..... 6,000 6,544,591
Series 2020A , RB , 4.00% , 01/01/40 ( BAM ) 1,000 932,324
Series 2024A , RB , 5.00% , 01/01/41 ..... 1,500 1,552,260
State of Illinois
Series 2017D , GO , 5.00% , 11/01/25 ..... 28,485 28,592,779
Series 2016 , GO , 5.00% , 02/01/26 ...... 5,000 5,049,826
Series 2022B , GO , 5.00% , 03/01/26 ..... 6,190 6,262,735
Series 2018A , GO , 5.00% , 10/01/26 ..... 4,750 4,869,241
Series 2019A , GO , 5.00% , 11/01/26 ..... 5,000 5,134,959
Series 2017D , GO , 5.00% , 11/01/26 ..... 16,070 16,503,758
Series 2016 , GO , 5.00% , 02/01/27 ...... 12,000 12,390,685

Schedule of Investments
(unaudited) (continued)
August 31, 2025
iShares
®
National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Illinois (continued)
Series 2024 , GO , 5.00% , 02/01/27 ...... USD 9,435 $ 9,739,997
Series 2021A , GO , 5.00% , 03/01/27 ..... 2,640 2,730,566
Series 2017D , GO , 5.00% , 11/01/27 ..... 36,705 38,510,589
Series 2021A , GO , 5.00% , 12/01/27 ..... 9,600 10,089,518
Series 2016 , GO , 5.00% , 02/01/28 ...... 4,500 4,645,832
Series 2024 , GO , 5.00% , 02/01/28 ...... 2,435 2,567,701
Series 2021A , GO , 5.00% , 03/01/28 ..... 1,425 1,505,774
Series 2022B , GO , 5.00% , 03/01/28 ..... 3,450 3,646,415
Series 2018B , GO , 5.00% , 10/01/28 ..... 2,000 2,137,145
Series 2017D , GO , 5.00% , 11/01/28 ..... 10,405 10,944,287
Series 2024 , GO , 5.00% , 02/01/29 ...... 3,535 3,800,277
Series 2023B , GO , 5.00% , 05/01/29 ..... 5,000 5,427,566
Series 2018B , GO , 5.00% , 10/01/29 ..... 4,100 4,373,446
Series 2022B , GO , 5.00% , 10/01/29 ..... 5,000 5,452,063
Series 2017C , GO , 5.00% , 11/01/29 ..... 19,505 20,428,934
Series 2022B , GO , 5.00% , 03/01/30 ..... 4,000 4,370,288
Series 2022A , GO , 5.00% , 03/01/30 ..... 2,000 2,185,144
Series 2024B , GO , 5.00% , 05/01/30 ..... 3,000 3,289,532
Series 2020 , GO , 5.50% , 05/01/30 ...... 6,465 6,984,360
Series 2018B , GO , 5.00% , 10/01/30 ..... 3,000 3,180,422
Series 2019B , GO , 5.00% , 11/01/30 ..... 2,000 2,160,294
Series 2024 , GO , 5.00% , 02/01/31 ...... 5,000 5,509,175
Series 2022B , GO , 5.00% , 03/01/31 ..... 3,000 3,305,556
Series 2021A , GO , 5.00% , 03/01/31 ..... 1,500 1,650,382
Series 2024B , GO , 5.00% , 05/01/31 ..... 2,500 2,756,934
Series 2017A , GO , 5.00% , 12/01/31 ..... 2,000 2,078,266
Series 2024 , GO , 5.00% , 02/01/32 ...... 5,180 5,724,419
Series 2022B , GO , 5.00% , 10/01/32 ..... 18,000 19,926,353
Series 2018B , GO , 5.00% , 10/01/32 ..... 2,000 2,096,208
Series 2019B , GO , 5.00% , 11/01/32 ..... 5,750 6,125,268
Series 2023B , GO , 5.00% , 12/01/32 ..... 10,000 11,071,371
Series 2017A , GO , 5.00% , 12/01/32 ..... 3,830 3,955,136
Series 2021A , GO , 5.00% , 03/01/33 ..... 8,275 8,925,296
Series 2022B , GO , 5.00% , 03/01/33 ..... 7,650 8,372,315
Series 2018A , GO , 5.00% , 05/01/33 ..... 9,480 9,850,371
Series 2023D , GO , 5.00% , 07/01/33 ..... 16,230 17,767,864
Series 2018A , GO , 5.00% , 10/01/33 ..... 1,240 1,292,795
Series 2021B , GO , 5.00% , 12/01/33 ..... 6,000 6,497,095
Series 2022B , GO , 5.00% , 03/01/34 ..... 5,000 5,414,671
Series 2023B , GO , 5.00% , 05/01/34 ..... 15,000 16,241,736
Series 2024B , GO , 5.00% , 05/01/34 ..... 2,000 2,208,089
Series 2017A , GO , 5.00% , 12/01/34 ..... 2,650 2,714,447
Series 2021A , GO , 5.00% , 03/01/35 ..... 1,500 1,591,743
Series 2024B , GO , 5.00% , 05/01/35 ..... 7,500 8,163,247
Series 2023D , GO , 5.00% , 07/01/35 ..... 6,125 6,553,235
Series 2025C , GO , 5.00% , 09/01/35
(a)
.... 5,625 6,116,098
Series 2021A , GO , 5.00% , 03/01/36 ..... 3,000 3,152,812
Series 2023B , GO , 5.00% , 05/01/36 ..... 2,900 3,046,734
Series 2024B , GO , 5.00% , 05/01/36 ..... 7,500 8,048,226
Series 2025D , GO , 5.00% , 09/01/36
(a)
.... 5,000 5,343,008
Series 2022A , GO , 5.25% , 03/01/37 ..... 1,665 1,768,568
Series 2023B , GO , 5.00% , 05/01/37 ..... 4,855 5,084,899
Series 2025D , GO , 5.00% , 09/01/37
(a)
.... 5,000 5,282,359
Series 2022B , GO , 5.25% , 10/01/37 ..... 5,000 5,303,074
Series 2024 , GO , 5.00% , 02/01/38 ...... 5,000 5,253,592
Series 2021A , GO , 4.00% , 03/01/38 ..... 2,000 1,866,841
Series 2023B , GO , 5.25% , 05/01/38 ..... 2,000 2,098,817
Series 2020C , GO , 4.00% , 10/01/38 ..... 2,500 2,308,458
Series 2017A , GO , 5.00% , 12/01/38 ..... 3,740 3,769,414
Series 2024B , GO , 5.00% , 05/01/39 ..... 3,000 3,106,006
Series 2023B , GO , 5.25% , 05/01/39 ..... 5,500 5,747,094
Series 2020 , GO , 5.50% , 05/01/39 ...... 7,075 7,371,592
Series 2021B , GO , 4.00% , 12/01/39 ..... 2,000 1,812,594
Series 2023C , GO , 5.00% , 12/01/39 ..... 15,000 15,483,847
Series 2017A , GO , 5.00% , 12/01/39 ..... 2,000 2,013,690
Security
Par (000)
Par (000) Value
Illinois (continued)
Series 2024B , GO , 5.00% , 05/01/40 ..... USD 3,500 $ 3,596,939
Series 2023B , GO , 5.25% , 05/01/40 ..... 3,190 3,315,479
Series 2020C , GO , 4.00% , 10/01/40 ..... 5,000 4,473,598
Series 2019C , GO , 4.00% , 11/01/40 ..... 18,000 16,071,435
Series 2023C , GO , 5.00% , 12/01/40 ..... 31,000 31,827,511
Series 2021A , GO , 4.00% , 03/01/41 ..... 4,750 4,206,390
Series 2024B , GO , 5.00% , 05/01/41 ..... 5,000 5,078,742
Series 2023B , GO , 5.25% , 05/01/41 ..... 5,625 5,798,257
Series 2022A , GO , 5.50% , 03/01/42 ..... 3,000 3,111,227
Series 2018A , GO , 5.00% , 05/01/42 ..... 4,345 4,344,719
Series 2023B , GO , 5.25% , 05/01/42 ..... 10,375 10,608,282
Series 2024B , GO , 5.25% , 05/01/44 ..... 2,385 2,420,071
Series 2024B , GO , 5.25% , 05/01/45 ..... 5,000 5,061,875
Series 2020 , GO , 5.75% , 05/01/45 ...... 3,125 3,223,721
Series 2021A , GO , 5.00% , 03/01/46 ..... 16,235 15,742,906
Series 2022C , GO , 5.25% , 10/01/46 ..... 5,000 5,034,901
Series 2022A , GO , 5.50% , 03/01/47 ..... 2,000 2,045,049
Series 2024B , GO , 5.25% , 05/01/47 ..... 11,000 11,070,938
Series 2023B , GO , 5.50% , 05/01/47 ..... 10,550 10,751,858
Series 2022C , GO , 5.25% , 10/01/47 ..... 3,000 3,015,210
Series 2024B , GO , 5.25% , 05/01/48 ..... 5,650 5,683,972
Series 2024B , GO , 5.25% , 05/01/49 ..... 5,475 5,500,884
State of Illinois Sales Tax
Series 2013 , RB , 5.00% , 06/15/26 ...... 1,500 1,505,009
Series 2025A , RB , 5.00% , 06/15/27 ..... 10,000 10,394,004
Series 2024A , RB , 5.00% , 06/15/29 ..... 23,900 25,803,171
Series 2024A , RB , 5.00% , 06/15/30 ..... 2,305 2,521,239
Series 2024B , RB , 5.00% , 06/15/35 ..... 6,000 6,564,163
Series 2024B , RB , 5.00% , 06/15/39 ..... 2,790 2,921,868
Series 2024C , RB , 5.00% , 06/15/41 ..... 9,080 9,327,783
Series 2025C , RB , 5.00% , 06/15/44
(a)
.... 5,000 5,056,814
1,844,776,416
Indiana — 0.4%
City of Indianapolis Department of Public Utilities
Water System
Series 2016B , RB , 5.00% , 10/01/27 ..... 6,265 6,422,572
Series 2018A , RB , 5.00% , 10/01/33 ..... 4,185 4,407,997
Series 2018A , RB , 5.00% , 10/01/35 ..... 1,000 1,042,505
Series 2016B , RB , 5.00% , 10/01/37 ..... 14,010 14,099,905
Indiana Finance Authority
Series 2016C , RB , 5.00% , 12/01/25 ..... 7,890 7,937,053
Series E , RB , 5.00% , 02/01/27 ......... 3,375 3,451,941
Series 2016C , RB , 5.00% , 06/01/27 ..... 7,435 7,633,476
Series E , RB , 5.00% , 02/01/29 ......... 3,070 3,138,472
Series 2017C , RB , 5.00% , 02/01/29 ..... 1,800 1,908,689
Series 2016C , RB , 5.00% , 06/01/29 ..... 3,120 3,415,762
Series 2021-1 , RB , 5.00% , 10/01/29 ..... 1,000 1,100,531
Series 2022B , RB , 5.00% , 02/01/31 ..... 10,000 11,210,326
Series 2021-1 , RB , 5.00% , 10/01/34 ..... 2,605 2,843,338
Series D , RB , 5.00% , 08/01/36 ......... 4,935 5,053,512
Series 2019A , RB , 5.00% , 02/01/37 ..... 1,000 1,039,425
Series 2019A , RB , 5.00% , 02/01/38 ..... 3,310 3,421,835
Series 2021B , RB , 4.00% , 02/01/39 ..... 7,000 6,935,342
Series 2021B , RB , 4.00% , 02/01/40 ..... 3,000 2,928,999
Series 2021-1 , RB , 3.00% , 10/01/41 ..... 5,000 3,946,700
Series 2016A , RB , 5.00% , 10/01/41 ..... 2,000 2,027,827
Series 2012A , RB , 4.00% , 10/01/42 ..... 2,500 2,201,011
Series 2025C , RB , 5.00% , 02/01/43 ..... 1,000 1,040,328
Series 2024A , RB , 5.00% , 10/01/43 ..... 1,440 1,486,631
Series 2024B , RB , 5.00% , 02/01/44 ..... 13,005 13,415,858
Series 2025C , RB , 5.00% , 02/01/44
(a)
.... 1,000 1,034,617
Series 2016A , RB , 5.00% , 10/01/46 ..... 2,370 2,383,716
Series 2022B , RB , 5.25% , 10/01/52 ..... 7,490 7,636,924

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2025
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Indiana (continued)
Indiana Municipal Power Agency
Series 2016A , RB , 5.00% , 01/01/42 ..... USD 18,345 $ 18,517,318
Series 2017A , RB , 5.00% , 01/01/42 ..... 3,000 3,030,749
Series 2025A , RB , 5.00% , 01/01/43 ..... 5,000 5,153,874
Indianapolis Local Public Improvement Bond
Bank
Series 2021A , RB , 5.00% , 06/01/27 ..... 1,000 1,044,593
Series 2021A , RB , 5.00% , 06/01/30 ..... 8,000 8,828,398
Series 2019A , RB , 5.00% , 02/01/49 ..... 6,000 5,985,264
Series 2019A , RB , 5.00% , 02/01/54 ..... 9,950 9,779,729
175,505,217
Iowa — 0.1%
Iowa Finance Authority
Series 2017 , RB , 5.00% , 08/01/28 ...... 4,200 4,403,388
Series 2017 , RB , 5.00% , 08/01/30 ...... 2,000 2,088,830
Series 2023A , RB , 5.00% , 08/01/35 ..... 5,500 6,103,984
Series 2020A , RB , 5.00% , 08/01/38 ..... 2,665 2,798,630
Series 2023A , RB , 5.00% , 08/01/40 ..... 1,690 1,794,848
Series 2023A , RB , 5.00% , 08/01/41 ..... 3,800 4,000,567
Series 2017 , RB , 5.00% , 08/01/42 ...... 7,265 7,341,891
Series 2022A , RB , 5.00% , 08/01/47 ..... 2,500 2,543,787
Series 2020A , RB , 5.00% , 08/01/49 ..... 1,525 1,535,289
Series 2022A , RB , 5.00% , 08/01/52 ..... 9,715 9,804,347
State of Iowa, Series 2016A, RB,
5.00%, 06/01/27 ................. 1,000 1,018,254
43,433,815
Kansas — 0.3%
Johnson County Public Building Commission,
Series 2018A, RB, 4.00%, 09/01/27 ..... 13,175 13,386,017
Johnson County Unified School District No.
512 Shawnee Mission, Series 2015A, GO,
5.00%, 10/01/33 ................. 5,000 5,009,436
Kansas Development Finance Authority, Series
2024SRF, RB, 5.00%, 05/01/40 ........ 10,000 10,701,192
State of Kansas Department of Transportation
Series 2015B , RB , 5.00% , 09/01/26 ..... 5,040 5,040,000
Series 2024A , RB , 5.00% , 09/01/26 ..... 10,000 10,270,707
Series 2015B , RB , 5.00% , 09/01/27 ..... 3,010 3,010,000
Series 2024A , RB , 5.00% , 09/01/27 ..... 13,315 14,025,744
Series 2015B , RB , 5.00% , 09/01/29 ..... 1,000 1,000,000
Series 2015B , RB , 5.00% , 09/01/30 ..... 3,270 3,270,000
Series 2024A , RB , 5.00% , 09/01/32 ..... 14,080 15,968,597
Series 2015B , RB , 5.00% , 09/01/33 ..... 3,000 3,000,000
Series 2024A , RB , 5.00% , 09/01/34 ..... 15,000 17,066,739
Series 2015B , RB , 5.00% , 09/01/35 ..... 2,000 2,000,000
Series 2017A , RB , 5.00% , 09/01/35 ..... 3,380 3,477,793
Series 2024A , RB , 5.00% , 09/01/35 ..... 4,000 4,499,940
Wyandotte County-Kansas City Unified
Government Utility System, Series 2014A, RB,
4.25%, 09/01/39 ................. 9,285 8,640,237
120,366,402
Kentucky — 0.4%
Fayette County School District, Series 2025, GO,
5.00%, 02/01/35 (ST INTERCEPT) ..... 15,890 17,617,000
Kentucky State Property & Building Commission
Series A , RB , 5.00% , 04/01/26 ......... 1,125 1,141,809
Series 2024B , RB , 5.00% , 11/01/26 ..... 1,455 1,499,449
Series A , RB , 5.00% , 04/01/27 ......... 500 520,815
RB , 5.00% , 05/01/27 ............... 4,765 4,973,896
Series B , RB , 5.00% , 11/01/27 ( SAP ) .... 2,040 2,101,158
Series A , RB , 5.00% , 04/01/28
(a)
........ 600 639,537
Series A , RB , 5.00% , 10/01/30 ......... 1,500 1,668,625
Security
Par (000)
Par (000) Value
Kentucky (continued)
Series A , RB , 5.00% , 04/01/31 ......... USD 3,000 $ 3,343,395
Series A , RB , 5.00% , 10/01/31 ......... 3,265 3,648,742
Series A , RB , 5.00% , 04/01/32 ......... 3,000 3,365,235
Series A , RB , 5.00% , 04/01/35 ......... 5,000 5,604,552
Series A , RB , 5.00% , 10/01/37 ......... 1,000 1,086,588
Series A , RB , 5.00% , 10/01/38 ......... 2,000 2,141,069
Series A , RB , 5.00% , 10/01/41 ......... 1,000 1,044,640
Series A , RB , 5.00% , 10/01/42 ......... 2,000 2,073,208
Series A , RB , 5.00% , 04/01/43
(a)
........ 5,000 5,133,103
Series A , RB , 5.00% , 10/01/43 ......... 2,000 2,061,464
Series A , RB , 5.00% , 04/01/44 ......... 5,000 5,100,749
Series A , RB , 5.00% , 10/01/44 ......... 2,140 2,194,020
Series A , RB , 4.13% , 04/01/45 ......... 3,125 2,770,038
Kentucky Turnpike Authority, Series 2024A, RB,
5.00%, 07/01/30 ................. 2,000 2,223,673
Louisville & Jefferson County Metropolitan
Sewer District
Series 2025A , RB , 5.00% , 05/15/30
(a)
.... 13,495 14,957,681
Series 2025A , RB , 5.00% , 05/15/32 ..... 15,270 17,211,700
Series 2024A , RB , 5.00% , 05/15/37 ..... 24,000 26,369,858
Series 2022A , RB , 3.00% , 05/15/44 ..... 4,015 3,008,785
Series 2023C , RB , 5.00% , 05/15/53 ..... 2,490 2,502,812
Scott County School District Finance Corp.,
Series 2022, RB, 5.00%, 09/01/41 (BAM) .. 4,500 4,650,525
140,654,126
Louisiana — 0.5%
City of Lafayette Utilities
Series 2024 , RB , 5.00% , 11/01/46 ( AG ) ... 1,575 1,598,295
Series 2024 , RB , 5.00% , 11/01/49 ...... 1,000 1,004,896
City of New Orleans, Series 2024A, GO,
5.00%, 12/01/53 ................. 37,505 37,110,106
East Baton Rouge Sewerage Commission,
Series 2019A, RB, 4.00%, 02/01/45 ..... 3,000 2,687,901
Louisiana Public Facilities Authority, Series
2023A, RB, 5.00%, 10/15/52 ......... 4,930 4,932,753
New Orleans Aviation Board, Series A, RB,
5.00%, 01/01/48 ................. 8,355 8,205,440
State of Louisiana
Series 2016B , GO , 5.00% , 08/01/27 ..... 3,265 3,340,753
Series 2016B , GO , 5.00% , 08/01/28 ..... 2,850 2,914,347
Series 2019A , GO , 5.00% , 03/01/31 ..... 10,870 11,697,306
Series 2023 , RB , 5.00% , 09/01/34 ...... 5,000 5,611,350
Series 2019A , GO , 5.00% , 03/01/35 ..... 8,000 8,389,573
Series 2023A , GO , 5.00% , 04/01/35 ..... 4,165 4,618,372
Series 2023 , RB , 5.00% , 09/01/35 ...... 1,825 2,020,505
Series 2022A , GO , 4.00% , 04/01/39 ..... 7,500 7,353,814
Series 2022A , GO , 4.00% , 04/01/40 ..... 5,000 4,758,220
Series 2024A , GO , 5.00% , 05/01/40 ..... 18,565 19,757,777
Series 2022A , GO , 4.00% , 04/01/42 ..... 15,065 13,892,535
Series 2024A , GO , 4.00% , 05/01/42 ..... 20,275 18,858,440
State of Louisiana Gasoline & Fuels Tax
Series 2025B , RB , 5.00% , 05/01/31
(a)
.... 5,000 5,590,472
Series 2024A , RB , 5.00% , 05/01/33 ..... 3,225 3,626,571
Series 2024A , RB , 5.00% , 05/01/35 ..... 2,635 2,939,787
Series 2025B , RB , 5.00% , 05/01/35 ..... 3,000 3,399,322
Series 2024A , RB , 5.00% , 05/01/36 ..... 20,000 22,073,028
Series 2024A , RB , 5.00% , 05/01/38 ..... 5,000 5,396,244
Series 2024A , RB , 5.00% , 05/01/39 ..... 1,500 1,603,269
203,381,076
Maine — 0.1%
Maine Health & Higher Educational Facilities
Authority
Series 2024B , RB , 5.00% , 10/01/38 ..... 7,500 8,006,681

Schedule of Investments
(unaudited) (continued)
August 31, 2025
iShares
®
National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Maine (continued)
Series 2024B , RB , 5.25% , 10/01/54 ..... USD 11,500 $ 11,581,376
Maine Turnpike Authority
Series 2020 , RB , 4.00% , 07/01/45 ...... 1,000 892,743
Series 2018 , RB , 5.00% , 07/01/47 ...... 1,000 1,005,076
Series 2020 , RB , 4.00% , 07/01/50 ...... 2,425 2,079,476
23,565,352
Maryland — 2.4%
City of Baltimore
Series 2019A , RB , 4.00% , 07/01/44 ..... 6,500 5,833,361
Series 2017A , RB , 5.00% , 07/01/46 ..... 3,000 2,942,802
County of Anne Arundel
Series 2021 , GO , 5.00% , 10/01/25 ...... 2,225 2,229,354
Series 2021 , GO , 5.00% , 04/01/28 ...... 6,575 7,030,638
Series 2021 , GO , 3.00% , 10/01/39 ...... 8,520 7,184,134
Series 2021 , GO , 3.00% , 10/01/40 ...... 8,520 7,025,607
Series 2018 , GO , 5.00% , 10/01/47 ...... 2,000 2,011,646
Series 2022 , GO , 4.00% , 10/01/51 ...... 15,460 13,405,275
County of Frederick, Series 2018A, GO,
3.40%, 08/01/37 ................. 7,000 6,575,927
County of Howard, Series 2017B, GO,
5.00%, 02/15/27 ................. 1,125 1,169,110
County of Montgomery
Series 2017C , GO , 5.00% , 10/01/25 ..... 6,870 6,884,122
Series 2017C , GO , 5.00% , 10/01/26 ..... 5,250 5,402,645
Series 2017A , GO , 5.00% , 11/01/26 ..... 3,955 4,078,890
Series 2018A , GO , 5.00% , 11/01/26 ..... 5,780 5,961,059
Series 2019A , GO , 5.00% , 11/01/26 ..... 1,600 1,650,120
Series 2024B , GO , 5.00% , 12/01/26 ..... 20,000 20,671,704
Series 2017C , GO , 5.00% , 10/01/27 ..... 1,500 1,584,701
Series 2020B , GO , 4.00% , 11/01/28 ..... 5,545 5,833,361
Series 2019A , GO , 5.00% , 11/01/28 ..... 2,500 2,709,865
Series 2021A , GO , 5.00% , 08/01/31 ..... 8,440 9,543,172
Series 2024B , GO , 5.00% , 12/01/31 ..... 11,340 12,863,500
Series 2021A , GO , 4.00% , 08/01/32 ..... 2,445 2,580,982
Series 2024B , GO , 5.00% , 12/01/35 ..... 10,000 11,491,536
Series 2021A , GO , 2.00% , 08/01/39 ..... 1,310 934,131
Series 2021A , GO , 2.00% , 08/01/40 ..... 13,360 9,202,026
Series 2023A , GO , 4.00% , 08/01/41 ..... 10,000 9,581,979
Series 2023A , GO , 4.00% , 08/01/42 ..... 14,000 13,188,090
County of Prince George's
Series 2021A , GO , 5.00% , 07/01/26 ..... 3,490 3,568,679
Series 2017A , GO , 5.00% , 09/15/26 ..... 1,200 1,233,957
Series 2018A , GO , 5.00% , 07/15/27 ..... 1,530 1,607,395
Series 2021A , GO , 5.00% , 07/01/28 ..... 15,580 16,755,399
Series 2018A , GO , 5.00% , 07/15/28 ..... 4,015 4,321,909
Series 2021A , GO , 5.00% , 07/01/29 ..... 12,150 13,351,390
Series 2018A , GO , 5.00% , 07/15/29 ..... 2,000 2,144,406
Series 2020B , GO , 5.00% , 09/15/29 ..... 1,000 1,103,313
Series 2023A , GO , 5.00% , 08/01/30 ..... 10,115 11,319,621
Series 2018A , GO , 5.00% , 07/15/31 ..... 11,000 11,689,643
Series 2023A , GO , 5.00% , 08/01/31 ..... 7,455 8,416,345
Series 2022A , GO , 5.00% , 07/01/32 ..... 15,785 17,945,210
Series 2023A , GO , 5.00% , 08/01/32 ..... 8,000 9,100,601
Series 2022A , GO , 5.00% , 07/01/33 ..... 9,200 10,350,620
Series 2023A , GO , 5.00% , 08/01/35 ..... 8,055 8,993,619
Maryland Stadium Authority, Series 2016, RB,
5.00%, 05/01/46 (ST INTERCEPT) ..... 38,750 39,419,522
Maryland State Transportation Authority
Series 2021A , RB , 5.00% , 07/01/26 ..... 8,535 8,723,397
Series 2024A , RB , 5.00% , 07/01/36 ..... 4,200 4,666,862
Series 2024A , RB , 5.00% , 07/01/38 ..... 1,200 1,302,063
Series 2024A , RB , 5.00% , 07/01/40 ..... 4,000 4,260,495
Series 2024A , RB , 5.00% , 07/01/42 ..... 1,880 1,965,346
Series 2024A , RB , 5.00% , 07/01/43 ..... 1,750 1,817,995
Security
Par (000)
Par (000) Value
Maryland (continued)
Series 2020 , RB , 4.00% , 07/01/50 ...... USD 9,000 $ 7,777,070
State of Maryland
Series 2018A , GO , 5.00% , 03/15/26 ..... 6,085 6,171,476
Series 2020C-1 , GO , 3.00% , 08/01/26 ... 6,500 6,530,371
Series 2018-2B , GO , 5.00% , 08/01/26 .... 4,905 5,025,419
Series 2021A , GO , 5.00% , 03/01/27 ..... 10,040 10,446,439
Series 2019-1 , GO , 5.00% , 03/15/27 ..... 4,295 4,470,751
Series 2018A , GO , 5.00% , 03/15/27 ..... 1,355 1,410,446
Series 2015 , GO , 4.00% , 08/01/27 ...... 2,000 2,001,616
Series 2020-2B , GO , 5.00% , 08/01/27 .... 9,060 9,530,025
Series 2022-2C , GO , 4.00% , 03/01/28 ... 5,000 5,207,550
Series 2021A , GO , 5.00% , 03/01/28 ..... 8,800 9,384,358
Series 2019-1 , GO , 5.00% , 03/15/28 ..... 4,775 5,096,793
Series 2020A-1 , GO , 5.00% , 03/15/28 .... 1,195 1,275,533
Series 2017A , GO , 5.00% , 08/01/28 ..... 5,000 5,244,119
Series 2A , GO , 5.00% , 08/01/28 ....... 7,660 8,249,784
Series 2021A , GO , 5.00% , 08/01/28 ..... 7,560 8,142,084
Series 2022-2C , GO , 4.00% , 03/01/29 ... 4,210 4,443,781
Series 2019-1 , GO , 5.00% , 03/15/29 ..... 5,000 5,454,196
Series 2017 , GO , 5.00% , 03/15/29 ...... 7,880 8,161,730
Series 2016 , GO , 4.00% , 06/01/29 ...... 6,130 6,134,954
Series 2015 , GO , 4.00% , 08/01/29 ...... 2,000 2,001,616
Series 2022-2D , GO , 4.00% , 08/01/29 ... 4,500 4,773,673
Series 2A , GO , 5.00% , 08/01/29 ....... 12,000 13,189,986
Series 2018-2 , GO , 5.00% , 08/01/29 ..... 2,905 3,117,679
Series 2017 , GO , 4.00% , 03/15/30 ...... 5,000 5,100,354
Series 2020A-1 , GO , 5.00% , 03/15/30 .... 1,185 1,316,268
Series 2022A , GO , 5.00% , 06/01/30 ..... 29,820 33,230,203
Series 2019-2A , GO , 5.00% , 08/01/30 .... 5,240 5,732,660
Series 2019-1 , GO , 5.00% , 03/15/31 ..... 3,270 3,532,016
Series 2018A , GO , 5.00% , 03/15/31 ..... 1,000 1,058,205
Series 2024A , GO , 5.00% , 06/01/31 ..... 4,595 5,179,860
Series 2021A , GO , 5.00% , 08/01/31 ..... 3,100 3,499,754
Series 2018-2 , GO , 5.00% , 08/01/31 ..... 1,500 1,592,520
Series 2019-2A , GO , 5.00% , 08/01/31 .... 5,570 6,046,825
Series 2019-1 , GO , 5.00% , 03/15/32 ..... 5,005 5,374,381
Series 2019-1 , GO , 4.00% , 03/15/33 ..... 1,200 1,237,127
Series 2023A , GO , 5.00% , 03/15/33 ..... 16,735 19,098,896
Series 2022A , GO , 5.00% , 06/01/33 ..... 3,065 3,448,557
Series 2020A , GO , 5.00% , 08/01/34 ..... 5,000 5,410,551
Series 2021A , GO , 5.00% , 08/01/34 ..... 7,000 7,693,130
Series 2024-1A , GO , 5.00% , 06/01/35 .... 15,000 17,035,563
Series 2022A , GO , 5.00% , 06/01/35 ..... 15,040 16,586,195
Series 2021A , GO , 4.00% , 08/01/35 ..... 5,000 5,115,313
Series 2020A , GO , 5.00% , 08/01/35 ..... 6,505 6,983,259
Series 2022A , GO , 5.00% , 06/01/36 ..... 8,965 9,772,117
Series 2021A , GO , 4.00% , 08/01/36 ..... 2,500 2,530,799
Series 2023A , GO , 5.00% , 03/15/38 ..... 35,000 37,751,994
Series 2024-1A , GO , 5.00% , 06/01/38 .... 17,000 18,560,835
Series 2024-1A , GO , 5.00% , 06/01/39 .... 8,310 8,987,915
State of Maryland Department of Transportation
Series 2019 , RB , 5.00% , 10/01/25 ...... 20,005 20,039,603
Series 2016 , RB , 4.00% , 11/01/25 ...... 3,025 3,027,229
Series 2017 , RB , 5.00% , 09/01/26 ...... 10,960 11,252,309
Series 2022B , RB , 5.00% , 12/01/26 ..... 1,570 1,622,406
Series 2021B , RB , 5.00% , 12/01/26 ..... 2,000 2,066,759
Series 2017 , RB , 5.00% , 09/01/27 ...... 7,030 7,408,080
Series 2018 , RB , 5.00% , 10/01/27 ...... 5,030 5,173,019
Series 2019 , RB , 5.00% , 10/01/27 ...... 1,175 1,240,335
Series 2020 , RB , 5.00% , 10/01/27 ...... 5,130 5,415,251
Series 2021A , RB , 5.00% , 10/01/27 ..... 3,015 3,182,648
Series 2017 , RB , 5.00% , 09/01/28 ...... 3,060 3,218,747
Series 2019 , RB , 5.00% , 10/01/28 ...... 7,000 7,377,033
Series 2022B , RB , 5.00% , 12/01/28 ..... 1,125 1,219,757
Series 2019 , RB , 3.00% , 10/01/29 ...... 13,500 13,567,380

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2025
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Maryland (continued)
Series 2021A , RB , 5.00% , 10/01/29 ..... USD 10,000 $ 11,016,652
Series 2018 , RB , 5.00% , 10/01/29 ...... 8,605 8,835,472
Series 2017 , RB , 5.00% , 09/01/30 ...... 1,045 1,093,782
Series 2025A , RB , 5.00% , 04/01/34 ..... 13,890 15,622,965
Series 2019 , RB , 3.00% , 10/01/34 ...... 4,180 3,937,237
Series 2020 , RB , 5.00% , 10/01/34 ...... 2,090 2,259,309
Series 2025A , RB , 5.00% , 04/01/36 ..... 16,100 17,711,343
Washington Suburban Sanitary Commission
Series A , RB , VRDN ( TD Bank NA SBPA ),
3.85% , 09/03/25 ( GTD )
(c)
.......... 13,465 13,465,000
Series B , RB , VRDN ( TD Bank NA SBPA ),
3.88% , 09/03/25 ( GTD )
(c)
.......... 10,900 10,900,000
Series 2024 , RB , 4.00% , 06/01/47 ( GTD ) .. 9,685 8,644,528
Series 2023 , RB , 4.00% , 06/01/49 ( GTD ) .. 3,300 2,888,610
920,929,724
Massachusetts — 4.0%
City of Boston
Series 2025A , GO , 5.00% , 02/01/31 ..... 4,500 5,116,920
Series 2025A , GO , 5.00% , 02/01/35 ..... 2,500 2,852,045
Series 2025A , GO , 5.00% , 02/01/37 ..... 3,755 4,190,555
Series 2025A , GO , 5.00% , 02/01/38 ..... 4,750 5,231,570
Series 2022A , GO , 5.00% , 11/01/41 ..... 10,585 11,225,318
Series 2025A , GO , 5.00% , 02/01/42
(a)
.... 5,000 5,278,882
Series 2025A , GO , 5.00% , 02/01/43 ..... 5,000 5,245,165
Commonwealth of Massachusetts
Series 2021A , GO , 5.00% , 09/01/25 ..... 11,080 11,080,000
Series 2006B , GO , 5.25% , 09/01/25 ( AG ) . 1,080 1,080,000
Series 2016C , GO , 5.00% , 10/01/25 ..... 5,020 5,030,499
Series E , GO , 5.00% , 11/01/25 ( AMBAC ) .. 2,150 2,159,218
Series 2016C , GO , 5.00% , 04/01/26 ..... 5,230 5,311,798
Series 2019C , GO , 5.00% , 05/01/26 ..... 10,000 10,179,339
Series A , GO , 5.00% , 07/01/26 ........ 8,375 8,564,058
Series 2017D , GO , 5.00% , 07/01/26 ..... 9,080 9,284,973
Series 2016A , GO , 5.00% , 07/01/26 ..... 1,070 1,094,154
Series C , GO , 5.00% , 10/01/26 ........ 9,590 9,873,371
Series 2017E , GO , 5.00% , 11/01/26 ..... 2,180 2,249,401
Series 2019E , GO , 3.00% , 12/01/26 ..... 10,000 10,064,762
Series 2016H , GO , 5.00% , 12/01/26 ..... 5,075 5,248,220
Series 2016B , GO , 5.00% , 07/01/27 ..... 1,105 1,160,396
Series 2017D , GO , 5.00% , 07/01/27 ..... 4,065 4,268,787
Series 2021A , GO , 5.00% , 09/01/27 ..... 5,000 5,271,919
Series C , GO , 5.00% , 10/01/27 ........ 1,250 1,320,155
Series 2017E , GO , 5.00% , 11/01/27 ..... 4,890 5,175,041
Series 2019E , GO , 3.00% , 12/01/27 ..... 1,905 1,925,010
Series 2024A , GO , 5.00% , 01/01/28 ..... 2,920 3,101,547
Series 2018B , GO , 5.00% , 07/01/28 ..... 5,000 5,374,854
Series 2016A , GO , 5.00% , 07/01/28 ..... 12,980 13,258,683
Series 2017D , GO , 5.00% , 07/01/28 ..... 2,600 2,794,924
Series 2021A , GO , 5.00% , 09/01/28 ..... 2,000 2,158,431
Series 2020A , GO , 5.00% , 03/01/29 ..... 5,005 5,455,950
Series 2023A , GO , 5.00% , 05/01/29 ..... 1,000 1,093,796
Series 2018B , GO , 5.00% , 07/01/29 ..... 3,500 3,841,148
Series 2020D , GO , 5.00% , 07/01/30 ..... 1,505 1,679,453
Series 2004A , GO , 5.50% , 08/01/30
( AMBAC ) ..................... 11,130 12,521,300
Series 2015D , GO , 4.00% , 09/01/30 ..... 5,515 5,517,396
Series 2020E , GO , 5.00% , 11/01/30 ..... 1,600 1,793,236
Series 2025A , GO , 5.00% , 07/01/31 ..... 2,000 2,256,634
Series 2020D , GO , 5.00% , 07/01/31 ..... 5,005 5,529,475
Series 2021C , GO , 5.00% , 09/01/31 ..... 5,000 5,649,844
Series 2022A , GO , 5.00% , 10/01/31 ..... 10,000 11,308,952
Series 2022D , GO , 5.00% , 11/01/31 ..... 13,370 15,132,249
Series 2020B , GO , 4.00% , 03/01/32 ..... 16,455 17,203,015
Series 2025A , GO , 5.00% , 07/01/32 ..... 1,000 1,135,075
Security
Par (000)
Par (000) Value
Massachusetts (continued)
Series 2020B , GO , 5.00% , 07/01/32 ..... USD 8,280 $ 9,080,868
Series 2020E , GO , 5.00% , 11/01/32 ..... 1,500 1,650,698
Series 2025B , GO , 5.00% , 06/01/33 ..... 5,000 5,687,376
Series 2016B , GO , 5.00% , 07/01/33 ..... 6,405 6,503,225
Series 2020E , GO , 5.00% , 11/01/33 ..... 2,000 2,186,240
Series 2024B , GO , 5.00% , 11/01/33 ..... 10,000 11,393,936
Series 2018A , GO , 5.00% , 01/01/34 ..... 2,500 2,608,221
Series 2024A , GO , 5.00% , 01/01/34 ..... 5,000 5,700,639
Series 2023B , GO , 5.00% , 05/01/34 ..... 5,000 5,641,867
Series 2023B , GO , 5.00% , 05/01/36 ..... 1,025 1,129,391
Series 2025E , GO , 5.00% , 08/01/36
(a)
.... 15,115 17,064,806
Series 2016J , GO , 5.00% , 12/01/36 ..... 13,710 13,914,265
Series 2020D , GO , 5.00% , 07/01/37 ..... 6,025 6,374,696
Series 2018E , GO , 5.00% , 09/01/37 ..... 4,000 4,146,126
Series 2016J , GO , 5.00% , 12/01/37 ..... 8,845 8,954,731
Series 2018A , GO , 5.00% , 01/01/38 ..... 1,000 1,027,361
Series 2024A , GO , 5.00% , 03/01/38 ..... 2,500 2,723,665
Series 2023A , GO , 5.00% , 05/01/38 ..... 800 863,829
Series 2020D , GO , 5.00% , 07/01/38 ..... 2,000 2,100,435
Series 2018E , GO , 5.00% , 09/01/38 ..... 16,500 17,018,631
Series 2024B , GO , 5.00% , 11/01/38 ..... 3,295 3,567,076
Series 2018A , GO , 5.00% , 01/01/39 ..... 8,710 8,913,591
Series 2025A , GO , 5.00% , 04/01/39 ..... 1,000 1,089,100
Series 2023B , GO , 5.00% , 05/01/39 ..... 1,000 1,070,365
Series 2015E , GO , 4.00% , 09/01/39 ..... 5,500 5,313,164
Series 2017F , GO , 5.00% , 11/01/39 ..... 12,150 12,377,352
Series 2022B , GO , 4.00% , 02/01/40 ..... 5,000 4,768,344
Series 2024A , GO , 5.00% , 03/01/40 ..... 10,000 10,656,313
Series 2025A , GO , 5.00% , 04/01/40 ..... 1,000 1,075,748
Series 2018D , GO , 4.00% , 05/01/40 ..... 5,000 4,765,395
Series 2023A , GO , 5.00% , 05/01/40 ..... 1,000 1,060,090
Series 2025C , GO , 5.00% , 06/01/40 ..... 9,600 10,337,264
Series 2020D , GO , 5.00% , 07/01/40 ..... 1,500 1,555,321
Series 2024A , GO , 5.00% , 01/01/41 ..... 2,000 2,109,376
Series 2017D , GO , 4.00% , 02/01/41 ..... 3,000 2,801,486
Series 2025A , GO , 5.00% , 04/01/41 ..... 2,000 2,126,054
Series 2023C , GO , 5.00% , 08/01/41 ..... 5,000 5,261,995
Series 2024D , GO , 5.00% , 08/01/41 ..... 10,000 10,578,766
Series 2024B , GO , 5.00% , 11/01/41 ..... 3,000 3,169,524
Series 2018A , GO , 5.00% , 01/01/42 ..... 3,795 3,841,340
Series 2024A , GO , 5.00% , 03/01/42 ..... 18,570 19,433,388
Series 2024B , GO , 5.00% , 05/01/42 ..... 3,000 3,141,567
Series 2016G , GO , 4.00% , 09/01/42 ..... 5,000 4,632,208
Series 2022E , GO , 5.00% , 11/01/42 ..... 4,985 5,163,725
Series 2017F , GO , 5.00% , 11/01/42 ..... 2,500 2,528,438
Series 2018A , GO , 5.00% , 01/01/43 ..... 2,000 2,018,773
Series 2025E , GO , 5.00% , 08/01/43
(a)
.... 5,000 5,235,494
Series 2023B , GO , 5.00% , 05/01/44 ..... 3,000 3,091,940
Series 2022E , GO , 5.00% , 11/01/44 ..... 25,000 25,631,405
Series 2024B , GO , 5.00% , 05/01/45 ..... 5,000 5,155,893
Series 2017F , GO , 5.00% , 11/01/45 ..... 10,825 10,890,504
Series 2020E , GO , 5.00% , 11/01/45 ..... 7,330 7,442,929
Series 2022E , GO , 5.00% , 11/01/45 ..... 3,500 3,575,945
Series 2016E , GO , 4.00% , 04/01/46 ..... 8,415 7,384,412
Series 2024B , GO , 5.00% , 05/01/46 ..... 10,000 10,271,231
Series 2023C , GO , 5.00% , 10/01/46 ..... 14,850 15,170,380
Series 2020C , GO , 3.00% , 03/01/47 ..... 3,500 2,557,889
Series 2021B , GO , 3.00% , 04/01/47 ..... 2,000 1,460,700
Series B , GO , 5.00% , 04/01/47 ........ 5,000 5,015,004
Series A , GO , 5.00% , 04/01/47 ........ 6,015 6,033,049
Series 2025A , GO , 5.00% , 04/01/47 ..... 2,500 2,569,284
Series 2022E , GO , 5.00% , 11/01/47 ..... 10,000 10,156,995
Series 2018A , GO , 5.00% , 01/01/48 ..... 3,090 3,101,573
Series 2023A , GO , 5.00% , 05/01/48 ..... 36,195 36,756,428
Series 2021D , GO , 5.00% , 09/01/48 ..... 2,500 2,527,719

Schedule of Investments
(unaudited) (continued)
August 31, 2025
iShares
®
National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Massachusetts (continued)
Series 2019A , GO , 5.00% , 01/01/49 ..... USD 2,500 $ 2,511,236
Series 2024A , GO , 5.00% , 01/01/49 ..... 26,295 26,741,171
Series 2024B , GO , 5.00% , 05/01/49 ..... 9,800 9,971,710
Series 2023C , GO , 5.00% , 10/01/49 ..... 8,025 8,141,862
Series 2020C , GO , 2.75% , 03/01/50 ..... 3,500 2,358,209
Series 2025A , GO , 5.00% , 04/01/50 ..... 2,500 2,550,841
Series 2020E , GO , 5.00% , 11/01/50 ..... 9,765 9,833,663
Series 2021D , GO , 5.00% , 09/01/51 ..... 30,000 30,206,184
Series 2022C , GO , 5.00% , 10/01/52 ..... 25,280 25,462,077
Series 2022E , GO , 5.00% , 11/01/52 ..... 45,020 45,346,309
Series 2023A , GO , 5.00% , 05/01/53 ..... 18,000 18,137,138
Series 2024B , GO , 5.00% , 05/01/54 ..... 46,705 47,260,495
Series 2025A , GO , 5.00% , 04/01/55
(a)
.... 2,500 2,537,952
Commonwealth of Massachusetts Federal
Highway Grant Anticipation Note, Series
2014A, RB, 5.00%, 06/15/27 ......... 780 781,177
Commonwealth of Massachusetts Transportation
Fund
Series 2015A , RB , 5.00% , 06/01/40 ..... 10,840 10,840,138
Series 2016A , RB , 5.00% , 06/01/41 ..... 9,135 9,157,899
Series 2017A , RB , 5.00% , 06/01/42 ..... 5,600 5,634,847
Series 2017A , RB , 5.00% , 06/01/43 ..... 11,730 11,801,145
Series 2015A , RB , 4.00% , 06/01/45 ..... 2,500 2,279,153
Series 2017A , RB , 5.00% , 06/01/47 ..... 3,850 3,853,597
Series 2023B , RB , 5.00% , 06/01/47 ..... 6,250 6,366,500
Series 2023B , RB , 5.00% , 06/01/48 ..... 5,000 5,081,131
Series 2023B , RB , 5.00% , 06/01/49 ..... 14,050 14,246,211
Series 2023B , RB , 5.00% , 06/01/50 ..... 35,620 36,041,577
Series 2021A , RB , 5.00% , 06/01/51 ..... 5,000 5,000,261
Series 2023A , RB , 5.00% , 06/01/53 ..... 16,205 16,339,373
Series 2024B , RB , 5.00% , 06/01/54 ..... 6,635 6,714,259
Massachusetts Bay Transportation Authority
Assessment, Series 2022A-1, RB,
5.00%, 07/01/38 ................. 4,485 4,802,917
Massachusetts Bay Transportation Authority
Sales Tax
Series 2025B , RB , 5.00% , 07/01/30
(a)
.... 1,250 1,399,667
Series 2025B , RB , 5.00% , 07/01/32
(a)
.... 3,000 3,429,045
Series 2025B , RB , 5.00% , 07/01/35
(a)
.... 5,000 5,745,306
Series 2025B , RB , 5.00% , 07/01/36 ..... 3,000 3,387,292
Series 2025B , RB , 5.00% , 07/01/39 ..... 10,765 11,698,365
Series 2025B , RB , 5.00% , 07/01/40
(a)
.... 6,500 6,991,241
Series 2025B , RB , 5.00% , 07/01/41
(a)
.... 3,000 3,190,275
Series 2024A , RB , 5.00% , 07/01/43 ..... 2,500 2,605,107
Series 2024A , RB , 5.00% , 07/01/46 ..... 3,500 3,596,159
Series 2024A , RB , 5.00% , 07/01/48 ..... 10,000 10,224,226
Series 2024A , RB , 5.25% , 07/01/52 ..... 30,395 31,549,223
Series 2024B , RB , 5.25% , 07/01/54 ..... 10,000 10,363,916
Massachusetts Clean Water Trust (The)
Series 2014 , RB , 5.00% , 08/01/26 ...... 2,050 2,099,230
Series 25B , RB , 5.00% , 02/01/41 ....... 600 632,048
Massachusetts Department of Transportation,
Series 1997A, RB, 0.00%, 01/01/28
(NPFGC)
(b)
.................... 1,265 1,191,802
Massachusetts Development Finance Agency
Series 2008U-6E-R , RB , VRDN ( TD Bank NA
LOC ), 3.40% , 09/03/25
(c)
........... 11,270 11,270,000
Series 2020A , RB , 5.00% , 10/15/26 ..... 5,195 5,342,419
Series 2016A , RB , 5.00% , 07/15/28 ..... 7,090 7,240,461
Series 2020A , RB , 5.00% , 10/15/29 ..... 5,005 5,538,705
Series 2020A , RB , 5.00% , 10/15/30 ..... 6,020 6,761,735
Series 2022B , RB , 5.00% , 11/15/32 ..... 8,500 9,736,785
Series 2024B , RB , 5.00% , 02/15/34 ..... 10,000 11,469,020
Series 2025A , RB , VRDN 5.00% , 11/01/35
(c)
4,000 4,554,812
Series 2016A , RB , 4.00% , 07/15/36 ..... 1,290 1,285,771
Security
Par (000)
Par (000) Value
Massachusetts (continued)
Series 2016A , RB , 5.00% , 07/15/36 ..... USD 1,490 $ 1,701,120
Series 2025B-1 , RB , 5.00% , 10/01/39 .... 12,500 13,603,787
Series 2016A , RB , 5.00% , 07/15/40 ..... 4,500 5,000,872
Series 2025 , RB , 4.00% , 07/01/45 ...... 4,000 3,629,280
Series BB-1 , RB , 5.00% , 10/01/46 ...... 1,750 1,765,833
Series 2016A , RB , 5.00% , 01/01/47 ..... 1,500 1,400,510
Series 2025B-2 , RB , 4.00% , 10/01/48 .... 25,000 21,539,140
Series 2020P , RB , 5.00% , 07/01/50 ..... 9,500 9,838,646
Series 2025W , RB , 4.25% , 07/01/55 ..... 5,000 4,382,322
Massachusetts Health & Educational Facilities
Authority, Series 2002K, RB, 5.50%, 07/01/32 1,715 2,021,639
Massachusetts School Building Authority
Series 2015C , RB , 4.00% , 08/15/32 ..... 26,555 26,560,500
Series 2016C , RB , 4.00% , 11/15/35 ..... 5,500 5,500,642
Series 2015C , RB , 4.00% , 08/15/36 ..... 1,000 999,176
Series 2015C , RB , 5.00% , 08/15/37 ..... 13,200 13,200,103
Series D , RB , 5.00% , 08/15/37 ......... 18,000 18,000,140
Series 2016B , RB , 5.00% , 11/15/39 ..... 3,000 3,028,003
Series 2018A , RB , 4.00% , 02/15/43 ..... 4,000 3,638,292
Series 2015B , RB , 4.00% , 01/15/45 ..... 2,000 1,825,431
Series 2016B , RB , 5.00% , 11/15/46 ..... 17,385 17,390,384
Series 2018A , RB , 5.25% , 02/15/48 ..... 19,360 19,582,880
Series 2019A , RB , 5.00% , 02/15/49 ..... 14,340 14,511,049
Series 2020A , RB , 5.00% , 08/15/50 ..... 2,870 2,890,689
Massachusetts Transportation Trust Fund
Metropolitan Highway System
Series 2019A , RB , 5.00% , 01/01/26 ..... 8,565 8,641,837
Series 2018A , RB , 5.00% , 01/01/29 ..... 3,985 4,332,725
Series 2019A , RB , 5.00% , 01/01/31 ..... 1,530 1,647,744
Series 2019A , RB , 5.00% , 01/01/34 ..... 4,500 4,765,376
Massachusetts Water Resources Authority
Series B , RB , 5.25% , 08/01/28 ......... 1,000 1,087,026
Series B , RB , 5.25% , 08/01/31 ......... 800 919,824
Series 2016C , RB , 5.00% , 08/01/32 ..... 11,485 11,771,344
Series 2016C , RB , 5.00% , 08/01/34 ..... 13,630 13,969,823
Series 2016C , RB , 5.00% , 08/01/35 ..... 15,375 15,758,329
Series B , RB , 5.25% , 08/01/36 ......... 5,000 5,870,752
Series 2018B , RB , 5.00% , 08/01/43 ..... 3,785 3,833,010
Town of Brookline, Series 2020, GO,
3.00%, 03/15/45 ................. 10,000 7,484,635
Tri-County Regional Vocational Technical School
District, Series 70B, GO, 4.00%, 06/01/50 . 17,590 15,237,739
University of Massachusetts Building Authority
Series 1 , RB , 5.00% , 11/01/39 ......... 6,750 6,738,676
Series 2015-1 , RB , 5.00% , 11/01/40 ..... 25,110 25,130,897
Series 2017-1 , RB , 4.00% , 11/01/44 ..... 2,145 1,939,393
Series 2015-1 , RB , 4.00% , 11/01/45 ..... 2,500 2,218,122
Series 2024-1 , RB , 5.00% , 11/01/54 ..... 25,185 25,271,198
1,559,373,591
Michigan — 1.3%
Ann Arbor School District, Series 2025, GO,
5.00%, 05/01/26 ................. 10,000 10,163,780
Great Lakes Water Authority Sewage Disposal
System
Series 2018B , RB , 5.00% , 07/01/28 ..... 2,000 2,144,424
Series 2025A , RB , 5.00% , 07/01/30 ..... 2,000 2,218,647
Series 2025B , RB , 5.00% , 07/01/31 ..... 2,025 2,260,855
Series 2025B , RB , 5.00% , 07/01/35
(a)
.... 4,000 4,473,712
Series 2023A , RB , 5.00% , 07/01/37 ..... 1,000 1,086,979
Series 2023A , RB , 5.00% , 07/01/38 ..... 1,000 1,074,903
Series 2025A , RB , 5.00% , 07/01/38
(a)
.... 1,000 1,082,373
Series 2023C , RB , 5.25% , 07/01/53 ..... 1,440 1,481,607

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2025
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Michigan (continued)
Great Lakes Water Authority Water Supply
System
Series C , RB , 5.00% , 07/01/27 ......... USD 2,300 $ 2,346,836
Series C , RB , 5.00% , 07/01/28 ......... 16,265 16,583,030
Series C , RB , 5.00% , 07/01/29 ......... 6,225 6,342,774
Series D , RB , 5.00% , 07/01/30 ......... 2,500 2,543,479
Series 2025A , RB , 5.00% , 07/01/31
(a)
.... 11,000 12,325,156
Series 2025B , RB , 5.00% , 07/01/31
(a)
.... 5,000 5,582,358
Series 2024A , RB , 5.00% , 07/01/34 ..... 5,500 6,206,500
Series 2025B , RB , 5.00% , 07/01/34
(a)
.... 8,000 9,012,375
Series 2025A , RB , 5.00% , 07/01/35
(a)
.... 3,315 3,746,122
Series D , RB , 5.00% , 07/01/36 ......... 9,500 9,606,302
Series A , RB , 5.00% , 07/01/46 ......... 3,000 3,003,433
Series 2022A , RB , 5.25% , 07/01/47 ..... 13,000 13,462,277
Series 2022A , RB , 5.25% , 07/01/52 ..... 5,000 5,157,933
Howell Public Schools, Series 2025II, GO,
5.00%, 05/01/43 (Q-SBLF) .......... 1,250 1,283,280
Lansing Board of Water & Light
Series 2019A , RB , 5.00% , 07/01/44 ..... 1,500 1,508,867
Series 2019A , RB , 5.00% , 07/01/48 ..... 6,300 6,317,337
Series 2024A , RB , 5.00% , 07/01/54 ..... 25,000 25,382,682
Michigan Finance Authority
Series 2016B , RB , 5.00% , 10/01/27 ..... 5,020 5,153,833
Series 2016B , RB , 5.00% , 10/01/28 ..... 7,995 8,203,826
Series 2018 , RB , 4.00% , 11/01/48 ...... 2,000 1,706,405
Michigan State Building Authority
Series 2025I , RB , 5.00% , 04/15/27 ...... 2,945 3,066,811
Series 2015I , RB , 5.00% , 04/15/28 ...... 3,000 3,008,952
Series 2023II , RB , 5.00% , 10/15/29 ..... 5,000 5,492,817
Series 2016I , RB , 5.00% , 10/15/30 ...... 17,285 17,703,774
Series 2015I , RB , 5.00% , 04/15/31 ...... 13,515 13,555,329
Series 2016I , RB , 5.00% , 10/15/31 ...... 2,805 2,868,106
Series 2025I , RB , 5.00% , 04/15/32
(a)
..... 10,000 11,263,473
Series 2016I , RB , 5.00% , 10/15/32 ...... 6,075 6,202,693
Series 2016I , RB , 5.00% , 10/15/33 ...... 5,185 5,287,263
Series 2015I , RB , 5.00% , 04/15/38 ...... 3,000 3,008,952
Series 2016I , RB , 5.00% , 04/15/41 ...... 1,000 1,008,873
Series 2020I , RB , 3.00% , 10/15/45 ...... 3,000 2,298,678
Series 2021I , RB , 4.00% , 10/15/46 ...... 5,000 4,402,234
Series 2023II , RB , 4.00% , 10/15/47 ..... 2,645 2,269,157
Series 2019I , RB , 4.00% , 10/15/49 ...... 18,210 15,607,716
Series 2015I , RB , 5.00% , 10/15/50 ...... 7,250 7,271,634
Series 2021I , RB , 3.00% , 10/15/51 ...... 4,455 3,138,926
Series 2022I , RB , 4.00% , 10/15/52 ...... 8,225 6,984,269
Series 2019I , RB , 4.00% , 04/15/54 ...... 10,880 9,072,891
Series 2024II , RB , 5.25% , 10/15/54 ..... 7,500 7,710,413
Michigan State University
Series 2023A , RB , 5.00% , 02/15/32 ..... 6,750 7,616,980
Series 2019C , RB , 4.00% , 02/15/44 ..... 7,320 6,618,341
Series 2019B , RB , 5.00% , 02/15/44 ..... 6,005 6,056,338
Series 2019B , RB , 5.00% , 02/15/48 ..... 6,660 6,681,510
Series 2024A , RB , 5.00% , 08/15/49 ..... 9,975 10,110,962
Series 2024A , RB , 5.25% , 08/15/54 ..... 28,830 29,574,716
State of Michigan
Series 2016 , RB , 5.00% , 03/15/26 ...... 6,320 6,408,117
Series 2016 , RB , 5.00% , 03/15/27 ...... 1,840 1,915,009
Series 2020A , GO , 5.00% , 05/15/33 ..... 2,105 2,287,123
State of Michigan Trunk Line
Series 2021A , RB , 5.00% , 11/15/25 ..... 1,975 1,985,352
Series 2020B , RB , 5.00% , 11/15/27 ..... 1,245 1,318,908
Series 2020B , RB , 5.00% , 11/15/28 ..... 2,010 2,180,332
Series 2021A , RB , 5.00% , 11/15/32 ..... 1,000 1,115,639
Series 2023 , RB , 5.00% , 11/15/34 ...... 1,500 1,693,356
Series 2023 , RB , 5.00% , 11/15/36 ...... 1,000 1,106,751
Series 2020B , RB , 4.00% , 11/15/37 ..... 2,000 1,989,499
Security
Par (000)
Par (000) Value
Michigan (continued)
Series 2021A , RB , 4.00% , 11/15/38 ..... USD 2,000 $ 1,953,792
Series 2023 , RB , 5.00% , 11/15/38 ...... 1,320 1,429,934
Series 2021A , RB , 4.00% , 11/15/39 ..... 6,905 6,630,664
Series 2020B , RB , 4.00% , 11/15/39 ..... 2,000 1,920,540
Series 2021A , RB , 4.00% , 11/15/40 ..... 10,000 9,489,777
Series 2023 , RB , 5.00% , 11/15/41 ...... 3,000 3,165,570
Series 2023 , RB , 5.00% , 11/15/43 ...... 3,000 3,110,144
Series 2023 , RB , 5.50% , 11/15/44 ...... 3,000 3,215,999
Series 2020B , RB , 4.00% , 11/15/45 ..... 25,200 22,419,873
Series 2020B , RB , 5.00% , 11/15/45 ..... 17,000 17,169,551
Series 2023 , RB , 5.00% , 11/15/46 ...... 4,000 4,093,503
Series 2023 , RB , 5.25% , 11/15/49 ...... 1,050 1,090,238
University of Michigan
Series 2012B , RB , VRDN 3.70% , 09/03/25
(c)
18,060 18,060,000
Series 2017A , RB , 5.00% , 04/01/42 ..... 2,500 2,602,553
Series 2015 , RB , 5.00% , 04/01/46 ...... 9,320 9,457,712
Series 2017A , RB , 5.00% , 04/01/47 ..... 4,695 4,887,594
Series 2020A , RB , 5.00% , 04/01/50 ..... 4,675 4,733,165
Wayne County Airport Authority, Series 2021A,
RB, 5.00%, 12/01/46 .............. 3,750 3,764,534
510,539,122
Minnesota — 1.0%
County of Hennepin
Series 2016C , GO , 5.00% , 12/01/25 ..... 5,100 5,132,284
Series 2023A , GO , 5.00% , 12/01/28 ..... 1,285 1,395,384
Series 2023A , GO , 5.00% , 12/01/30 ..... 3,615 4,064,136
Series 2023A , GO , 5.00% , 12/01/31 ..... 3,995 4,536,643
Series 2023A , GO , 5.00% , 12/01/32 ..... 3,910 4,477,006
Series 2023A , GO , 5.00% , 12/01/33 ..... 4,500 5,180,861
Series 2023A , GO , 5.00% , 12/01/34 ..... 2,980 3,388,267
Series 2023A , GO , 5.00% , 12/01/35 ..... 5,225 5,875,851
Series 2023A , GO , 5.00% , 12/01/36 ..... 5,490 6,110,855
Metropolitan Council
Series 2021C , GO , 5.00% , 12/01/27 ..... 12,500 13,254,727
Series 2021C , GO , 5.00% , 12/01/28 ..... 2,500 2,710,665
Series 2021C , GO , 5.00% , 12/01/29 ..... 10,000 11,047,511
Minneapolis-St. Paul Metropolitan Airports
Commission
Series A , RB , 5.00% , 01/01/26 ......... 1,250 1,260,842
Series 2016C , RB , 5.00% , 01/01/41 ..... 1,500 1,508,258
Series 2016C , RB , 5..00% , 01/01/46 ..... 4,000 3,996,814
Series 2024A , RB , 5.00% , 01/01/52 ..... 7,500 7,505,663
Series 2024A , RB , 4.00% , 01/01/54 ..... 5,640 4,700,923
Minnesota Public Facilities Authority State
Revolving Fund
Series 2023A , RB , 5.00% , 03/01/28 ..... 16,000 17,066,491
Series 2023B , RB , 5.00% , 03/01/29 ..... 10,000 10,910,343
Series 2016A , RB , 5.00% , 03/01/34 ..... 9,150 9,242,390
Series 2023A , RB , 5.00% , 03/01/35 ..... 13,575 15,130,859
State of Minnesota
Series 2021B , GO , 5.00% , 09/01/25 ..... 3,000 3,000,000
Series 2021A , GO , 5.00% , 09/01/25 ..... 5,660 5,660,000
Series 2022A , RB , 5.00% , 03/01/26 ..... 17,545 17,773,385
Series 2016D , GO , 5.00% , 08/01/26 ..... 4,385 4,493,457
Series 2017A , GO , 5.00% , 10/01/26 ..... 8,200 8,440,518
Series 2017D , GO , 5.00% , 10/01/26 ..... 3,080 3,170,341
Series 2016D , GO , 5.00% , 08/01/27 ..... 6,870 7,035,689
Series 2023E , GO , 5.00% , 08/01/27 ..... 25,075 26,385,530
Series 2018A , GO , 5.00% , 08/01/27 ..... 6,360 6,692,402
Series 2021A , GO , 5.00% , 09/01/27 ..... 5,655 5,957,995
Series 2019A , GO , 5.00% , 08/01/28 ..... 3,265 3,518,307
Series 2019A , GO , 5.00% , 08/01/29 ..... 10,000 10,999,527
Series 2021A , GO , 5.00% , 09/01/29 ..... 8,540 9,409,185
Series 2023 , COP , 5.00% , 11/01/29 ..... 6,000 6,591,923

Schedule of Investments
(unaudited) (continued)
August 31, 2025
iShares
®
National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Minnesota (continued)
Series 2019A , GO , 5.00% , 08/01/30 ..... USD 1,000 $ 1,093,719
Series 2023D , GO , 5.00% , 08/01/30 ..... 22,560 25,257,833
Series 2023E , GO , 5.00% , 08/01/31 ..... 9,420 10,623,735
Series 2017A , GO , 5.00% , 10/01/31 ..... 5,000 5,228,002
Series 2023D , GO , 5.00% , 08/01/32 ..... 11,010 12,576,743
Series 2023E , GO , 5.00% , 08/01/32 ..... 1,955 2,222,643
Series 2021A , GO , 4.00% , 09/01/34 ..... 13,765 14,192,710
Series 2019A , GO , 5.00% , 08/01/35 ..... 5,000 5,318,630
Series 2018A , GO , 5.00% , 08/01/36 ..... 4,430 4,616,876
Series 2021A , GO , 4.00% , 09/01/36 ..... 7,265 7,327,579
Series 2024B , GO , 4.00% , 08/01/38 ..... 13,270 13,421,026
Series 2021A , GO , 4.00% , 09/01/39 ..... 2,000 1,972,743
Series 2024A , GO , 5.00% , 08/01/42 ..... 7,755 8,186,732
Series 2023 , COP , 5.00% , 11/01/42 ..... 11,120 11,527,962
381,191,965
Mississippi — 0.2%
State of Mississippi
Series 2015C , GO , 5.00% , 10/01/26 ..... 3,590 3,596,900
Series 2015C , GO , 5.00% , 10/01/27 ..... 3,440 3,447,199
Series 2017A , GO , 5.00% , 10/01/27 ..... 1,155 1,218,798
Series 2017A , GO , 5.00% , 10/01/28 ..... 1,650 1,738,951
Series 2015F , GO , 5.00% , 11/01/28 ..... 3,065 3,078,149
Series 2017A , GO , 5.00% , 10/01/29 ..... 6,500 6,839,700
Series 2017A , GO , 5.00% , 10/01/31 ..... 1,000 1,054,091
Series 2017A , GO , 5.00% , 10/01/32 ..... 1,355 1,428,293
Series 2015F , GO , 5.00% , 11/01/32 ..... 4,700 4,720,163
Series 2017A , GO , 5.00% , 10/01/34 ..... 14,060 14,820,514
Series 2016B , GO , 5.00% , 12/01/34 ..... 2,000 2,064,545
Series 2017A , GO , 4.00% , 10/01/35 ..... 5,000 5,001,053
Series 2021A , GO , 4.00% , 06/01/36 ..... 1,000 993,999
Series 2017A , GO , 4.00% , 10/01/36 ..... 4,145 4,123,273
Series 2021C , GO , 5.00% , 10/01/36 ..... 3,250 3,387,347
Series 2021A , GO , 4.00% , 06/01/37 ..... 4,160 4,122,696
Series 2019B , GO , 4.00% , 10/01/39 ..... 1,760 1,705,044
Series 2021C , GO , 4.00% , 10/01/41 ..... 2,205 2,071,064
West Rankin Utility Authority, Series 2018, RB,
5.00%, 01/01/48 ................. 13,500 14,330,826
79,742,605
Missouri — 0.5%
City of Kansas City, Series 2025A, RB,
5.00%, 12/01/49 ................. 3,475 3,537,844
City of Kansas Sanitary Sewer System, Series
2018A, RB, 4.00%, 01/01/42 ......... 1,000 919,740
City of Springfield
Series 2015 , RB , 4.00% , 08/01/31 ...... 2,000 2,001,170
Series 2025 , RB , 5.00% , 08/01/34 ...... 10,000 11,366,698
Series 2025 , RB , 5.00% , 08/01/35 ...... 6,765 7,671,933
Series 2025 , COP , 3.00% , 11/01/41 ..... 16,470 13,731,451
Series 2025 , COP , 3.00% , 11/01/42 ..... 16,965 13,863,803
City of St. Louis, Series 2024A, RB,
5.25%, 07/01/54 ................. 6,980 7,158,247
Curators of the University of Missouri (The)
Series 2024 , RB , 5.00% , 11/01/30 ...... 3,000 3,366,779
Series 2024 , RB , 5.00% , 11/01/31 ...... 4,500 5,101,034
Series 2024 , RB , 5.00% , 11/01/34 ...... 10,000 11,525,831
Metropolitan St. Louis Sewer District
Series 2017A , RB , 5.00% , 05/01/42 ..... 2,000 2,022,339
Series 2017A , RB , 5.00% , 05/01/47 ..... 3,775 3,778,972
Missouri Highway & Transportation Commission
Series 2019B , RB , 5.00% , 11/01/25 ..... 3,385 3,399,344
Series 2023A , RB , 5.00% , 05/01/26 ..... 12,505 12,726,761
Series A , RB , 5.00% , 05/01/26 ......... 14,205 14,456,909
Series 2022A , RB , 5.00% , 05/01/28 ..... 15,000 16,050,543
Security
Par (000)
Par (000) Value
Missouri (continued)
Series 2022A , RB , 5.00% , 05/01/29 ..... USD 15,000 $ 16,403,757
Series 2022A , RB , 5.00% , 05/01/30 ..... 15,025 16,706,548
Missouri Joint Municipal Electric Utility
Commission
Series 2025 , RB , 5.00% , 12/01/27 ...... 5,725 6,040,648
Series 2025 , RB , 5.00% , 12/01/29 ...... 1,000 1,096,173
Series 2025 , RB , 5.00% , 12/01/30 ...... 5,000 5,547,789
Series 2025 , RB , 5.00% , 12/01/37 ...... 4,000 4,349,175
Series 2025 , RB , 5.00% , 12/01/39 ...... 5,000 5,323,206
Missouri State Board of Public Buildings, Series
2020B, RB, 4.00%, 10/01/28 ......... 5,000 5,212,950
193,359,644
Nebraska — 0.3%
Nebraska Public Power District
Series 2023A , RB , 5.00% , 07/01/28 ..... 3,270 3,467,395
Series 2021D , RB , 4.00% , 01/01/44 ..... 3,625 3,204,674
Omaha Public Power District
Series 2019A , RB , 5.00% , 02/01/30 ..... 1,500 1,614,175
Series 2019A , RB , 5.00% , 02/01/31 ..... 3,650 3,926,969
Series 2023B , RB , 5.00% , 02/01/34 ..... 7,500 8,411,430
Series 2025A , RB , 5.00% , 02/01/39 ..... 2,000 2,163,204
Series 2025A , RB , 5.00% , 02/01/40
(a)
.... 1,500 1,596,873
Series 2021A , RB , 3.00% , 02/01/41 ..... 1,000 807,170
Series 2025A , RB , 5.00% , 02/01/41
(a)
.... 1,000 1,053,772
Series 2017A , RB , 5.00% , 02/01/42 ..... 15,575 15,700,070
Series 2021B , RB , 4.00% , 02/01/46 ..... 1,000 875,081
Series 2021A , RB , 5.00% , 02/01/46 ..... 7,330 7,396,947
Series 2022A , RB , 4.25% , 02/01/47 ..... 2,500 2,273,948
Series 2022A , RB , 5.00% , 02/01/47 ..... 26,730 27,061,086
Series 2024C , RB , 4.00% , 02/01/49 ..... 10,960 9,466,476
Series 2021A , RB , 4.00% , 02/01/51 ..... 1,500 1,275,131
Series 2022A , RB , 5.25% , 02/01/52 ..... 16,635 16,996,133
Series 2023B , RB , 5.25% , 02/01/53 ..... 5,000 5,131,733
Omaha Public Power District Nebraska
City Station Unit 2, Series 2016A, RB,
5.00%, 02/01/49 ................. 3,815 3,797,419
Public Power Generation Agency
Series 2024A , RB , 5.00% , 01/01/31 ..... 2,725 3,028,774
Series 2024A , RB , 5.00% , 01/01/34 ..... 3,500 3,945,080
Series 2024A , RB , 5.00% , 01/01/37 ..... 3,000 3,297,260
University of Nebraska Facilities Corp. (The)
Series 2021B , RB , 5.00% , 07/15/51 ..... 3,000 3,025,004
Series 2021A , RB , 4.00% , 07/15/59 ..... 3,500 2,907,030
132,422,834
Nevada — 0.7%
Clark County School District
Series 2015C , GO , 5.00% , 06/15/26 ..... 4,715 4,748,374
Series 2015C , GO , 5.00% , 06/15/27 ..... 6,700 6,747,255
Series 2015C , GO , 5.00% , 06/15/28 ..... 2,560 2,577,371
Series 2015D , GO , 5.00% , 06/15/28 ..... 1,000 1,006,786
Series 2024B , GO , 5.00% , 06/15/37 ..... 15,000 16,292,689
Series 2024A , GO , 4.00% , 06/15/44 ..... 11,900 10,316,726
County of Clark
Series 2019E , RB , 5.00% , 07/01/26 ..... 2,000 2,042,494
Series 2016B , GO , 5.00% , 11/01/27 ..... 2,000 2,052,248
Series 2016B , GO , 5.00% , 11/01/28 ..... 5,000 5,126,015
Series 2017 , GO , 4.00% , 06/01/31 ...... 17,000 17,284,152
Series 2019E , RB , 5.00% , 07/01/33 ..... 2,055 2,186,582
Series 2017 , GO , 4.00% , 06/01/38 ...... 12,705 12,631,726
Series 2018 , GO , 4.00% , 07/01/44 ...... 7,135 6,474,258
County of Clark Department of Aviation
Series 2019A , RB , 5.00% , 07/01/26 ..... 11,080 11,315,415
Series 2019D , RB , 5.00% , 07/01/26 ..... 2,010 2,053,376

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2025
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Nevada (continued)
Series 2024A , RB , 5.00% , 07/01/27 ..... USD 10,000 $ 10,462,842
Series 2024A , RB , 5.00% , 07/01/28 ..... 20,000 21,443,334
Series 2019D , RB , 5.00% , 07/01/31 ..... 10,000 10,766,542
Series 2019D , RB , 5.00% , 07/01/32 ..... 2,500 2,675,721
Series A-2 , RB , 5.00% , 07/01/40 ....... 5,190 5,250,415
Las Vegas Valley Water District
Series 2022C , GO , 4.00% , 06/01/34 ..... 5,085 5,283,993
Series 2016A , GO , 5.00% , 06/01/34 ..... 3,500 3,546,928
Series 2016A , GO , 5.00% , 06/01/35 ..... 2,000 2,024,748
Series 2016A , GO , 5.00% , 06/01/41 ..... 9,730 9,772,351
Series 2016A , GO , 5.00% , 06/01/46 ..... 2,000 2,000,540
Series 2023A , GO , 5.00% , 06/01/49 ..... 5,000 5,064,686
Series 2022A , GO , 4.00% , 06/01/51 ..... 10,000 8,595,420
State of Nevada
Series 2025A , GO , 5.00% , 10/01/25 ..... 3,000 3,006,521
Series 2020A , GO , 5.00% , 05/01/29 ..... 3,055 3,342,284
Series 2023A , GO , 5.00% , 05/01/41 ..... 10,000 10,496,431
State of Nevada Highway Improvement
Series 2016 , RB , 5.00% , 12/01/25 ...... 1,450 1,459,482
Series 2016 , RB , 5.00% , 12/01/27 ...... 3,025 3,072,732
Series 2016 , RB , 5.00% , 12/01/28 ...... 6,800 6,905,303
Washoe County School District
Series 2017C , GO , 4.00% , 10/01/47 ..... 52,635 45,843,216
Series 2025A , GO , 4.00% , 10/01/54 ..... 27,000 22,565,785
286,434,741
New Hampshire — 0.1%
City of Manchester Sewer, Series 2024, RB,
5.25%, 06/01/54 ................. 6,590 6,826,669
New Hampshire Health & Education Facilities
Authority
Series 2025A , RB , 5.00% , 06/01/32 ..... 5,000 5,628,874
Series 2025A , RB , 5.00% , 06/01/35
(a)
.... 20,000 22,570,842
35,026,385
New Jersey — 4.3%
County of Monmouth, Series 2022ACDE, GO,
5.00%, 01/15/36 ................. 2,810 3,117,004
Garden State Preservation Trust, Series 2005A,
RB, 5.75%, 11/01/28 .............. 26,310 27,685,634
New Jersey Economic Development Authority
Series 2023RRR , RB , 5.00% , 03/01/26 ... 7,060 7,144,175
Series 2005N-1 , RB , 5.50% , 09/01/26
( AMBAC ) ..................... 1,000 1,029,268
Series B , RB , 5.00% , 11/01/26 ......... 9,500 9,770,267
Series A , RB , 4.00% , 11/01/27 ......... 1,255 1,292,822
Series 2023RRR , RB , 5.00% , 03/01/28 ... 29,050 30,828,034
Series BBB , RB , 5.50% , 06/15/30 ....... 8,845 9,194,906
Series 2019MMM , RB , 5.00% , 06/15/33 .. 6,460 6,913,799
Series 2019MMM , RB , 5.00% , 06/15/34 .. 2,500 2,653,896
Series 2020A , RB , 5.00% , 11/01/34 ..... 1,000 1,056,935
Series 2019MMM , RB , 4.00% , 06/15/35 .. 2,000 2,000,845
Series 2024SSS , RB , 5.00% , 06/15/35 ... 4,230 4,643,060
Series AAA , RB , 5.00% , 06/15/36 ....... 1,000 1,033,266
Series 2022A , RB , 5.00% , 11/01/36 ..... 10,000 10,697,965
Series 2020A , RB , 4.00% , 11/01/37 ..... 2,000 1,922,464
Series 2020A , RB , 5.00% , 11/01/40 ..... 1,000 1,020,235
Series AAA , RB , 5.00% , 06/15/41 ....... 1,515 1,565,398
Series 2018A , RB , 5.00% , 06/15/42 ..... 4,665 4,687,138
Series 2022A , RB , 5.25% , 11/01/42 ..... 2,700 2,789,693
Series 2017B , RB , 5.00% , 06/15/43 ..... 1,000 1,006,642
Series 2018EEE , RB , 5.00% , 06/15/43 ... 4,590 4,751,100
Series 2019LLL , RB , 4.00% , 06/15/44 .... 2,000 1,736,681
Series 2020A , RB , 4.00% , 11/01/44 ..... 750 648,975
Series 2020A , RB , 5.00% , 11/01/44 ..... 5,000 5,022,002
Security
Par (000)
Par (000) Value
New Jersey (continued)
Series 2021QQQ , RB , 4.00% , 06/15/46 ... USD 12,175 $ 10,438,196
Series 2018C , RB , 5.00% , 06/15/47 ..... 6,110 6,062,607
Series 2022A , RB , 5.25% , 11/01/47 ..... 10,000 10,182,613
Series 2018EEE , RB , 4.63% , 06/15/48 ... 10,000 9,211,206
Series 2018EEE , RB , 5.00% , 06/15/48 ... 6,000 6,006,672
Series 2019LLL , RB , 5.00% , 06/15/49 .... 5,000 5,003,016
Series 2021QQQ , RB , 4.00% , 06/15/50 ... 2,250 1,883,176
New Jersey Educational Facilities Authority
Series 2021C , RB , 5.00% , 03/01/27 ..... 7,025 7,304,189
Series 2022A , RB , 5.00% , 03/01/27 ..... 11,330 11,780,279
Series 2017B , RB , 5.00% , 07/01/29 ..... 5,000 5,229,161
Series 2017I , RB , 5.00% , 07/01/31 ...... 3,235 3,355,785
Series A-1 , RB , VRDN 5.00% , 07/01/31
(c)
. 45,000 49,953,501
Series 2022A , RB , 5.00% , 03/01/32 ..... 5,000 5,676,248
Series 2017B , RB , 5.00% , 07/01/33 ..... 9,400 9,683,234
Series A-2 , RB , VRDN 5.00% , 07/01/35
(c)
. 7,500 8,476,359
Series 2024A-1 , RB , 5.00% , 03/01/36 .... 29,000 32,557,346
Series 2024A-2 , RB , 5.00% , 03/01/41 .... 4,455 4,764,216
Series 2024A-2 , RB , 5.00% , 03/01/43 .... 45,265 47,847,445
Series 2024B , RB , 5.25% , 03/01/54 ..... 35,230 36,788,991
New Jersey Transportation Trust Fund Authority
Series 2019A , RB , 5.00% , 12/15/25 ..... 5,725 5,763,505
Series 2023AA , RB , 5.00% , 06/15/26 .... 3,335 3,398,517
Series 2022AA , RB , 5.00% , 06/15/26 .... 8,650 8,814,744
Series 2019A , RB , 5.00% , 12/15/26 ..... 2,885 2,975,779
Series 2016A-1 , RB , 5.00% , 06/15/27 .... 3,425 3,492,154
Series 2023AA , RB , 5.00% , 06/15/27 .... 2,965 3,095,097
Series 2006C , RB , 0.00% , 12/15/27
( NPFGC )
(b)
.................... 4,160 3,907,876
Series 2018A , RB , 5.00% , 12/15/27 ..... 10,230 10,805,092
Series 2019A , RB , 5.00% , 12/15/27 ..... 1,380 1,457,578
Series 2018A , RB , 5.00% , 06/15/28 ..... 1,000 1,019,071
Series 2016A-1 , RB , 5.00% , 06/15/28 .... 13,900 14,165,083
Series 2006C , RB , 0.00% , 12/15/28
( AMBAC )
(b)
.................... 4,615 4,208,066
Series 2010A , RB , 0.00% , 12/15/28
(b)
.... 3,655 3,332,716
Series 2019A , RB , 5.00% , 12/15/28 ..... 1,000 1,079,811
Series 2018A , RB , 5.00% , 12/15/28 ..... 6,050 6,532,854
Series 2014BB-1 , RB , 5.00% , 06/15/29 ... 7,000 7,550,031
Series 2016A-1 , RB , 5.00% , 06/15/29 .... 1,870 1,903,252
Series 2023AA , RB , 5.00% , 06/15/29 .... 6,510 7,098,308
Series 2018A , RB , 5.00% , 06/15/29 ..... 6,700 6,819,138
Series 2010A , RB , 0.00% , 12/15/29
(b)
.... 3,290 2,900,587
Series 2022AA , RB , 5.00% , 06/15/30 .... 7,000 7,745,250
Series 2016A-1 , RB , 5.00% , 06/15/30 .... 1,000 1,016,805
Series 2018A , RB , 5.00% , 06/15/30 ..... 6,500 6,609,234
Series 2014BB-1 , RB , 5.00% , 06/15/30 ... 5,000 5,369,234
Series 2006C , RB , 0.00% , 12/15/30
( NPFGC )
(b)
.................... 7,330 6,215,950
Series 2010A , RB , 0.00% , 12/15/30
(b)
.... 3,000 2,544,045
Series 2018A , RB , 5.00% , 12/15/30 ..... 2,500 2,677,720
Series 2018A , RB , 5.00% , 06/15/31 ..... 5,830 5,919,739
Series 2006C , RB , 0.00% , 12/15/31
( NPFGC )
(b)
.................... 21,320 17,309,156
Series 2010A , RB , 0.00% , 12/15/31
(b)
.... 8,225 6,677,664
Series 2018A , RB , 4.00% , 12/15/31 ..... 9,660 9,902,222
Series 2014BB-1 , RB , 5.00% , 06/15/32 ... 2,880 3,053,868
Series 2021A , RB , 5.00% , 06/15/32 ..... 4,250 4,697,365
Series 2022BB , RB , 5.00% , 06/15/32 .... 2,500 2,783,846
Series 2024A , RB , 5.00% , 06/15/32 ..... 13,500 15,142,838
Series 2022AA , RB , 5.00% , 06/15/32 .... 6,960 7,806,974
Series 2006C , RB , 0.00% , 12/15/32
(b)
.... 50,000 39,086,995
Series 2009A , RB , 0.00% , 12/15/32
(b)
.... 3,540 2,747,609
Series 2019A , RB , 5.00% , 12/15/32 ..... 7,340 7,890,946
Series 2018A , RB , 5.00% , 12/15/32 ..... 8,275 8,753,085

Schedule of Investments
(unaudited) (continued)
August 31, 2025
iShares
®
National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New Jersey (continued)
Series 2024A , RB , 5.00% , 06/15/33 ..... USD 15,000 $ 16,813,571
Series 2019BB , RB , 5.00% , 06/15/33 .... 4,000 4,216,241
Series 2022AA , RB , 5.00% , 06/15/33 .... 11,430 12,653,081
Series 2022CC , RB , 5.00% , 06/15/33 .... 2,000 2,228,022
Series 2021A , RB , 5.00% , 06/15/33 ..... 2,600 2,840,904
Series 2010A , RB , 0.00% , 12/15/33
(b)
.... 930 687,324
Series 2006C , RB , 0.00% , 12/15/33
(b)
.... 26,540 19,774,888
Series 2018A , RB , 5.00% , 12/15/33 ..... 12,045 12,654,747
Series 2021A , RB , 4.00% , 06/15/34 ..... 9,025 9,130,836
Series 2022AA , RB , 5.00% , 06/15/34 .... 10,175 11,126,836
Series 2024A , RB , 5.00% , 06/15/34 ..... 10,400 11,619,329
Series 2022CC , RB , 5.00% , 06/15/34 .... 1,875 2,061,793
Series 2014BB-2 , RB , 5.00% , 06/15/34 ... 7,320 7,913,488
Series 2024CC , RB , 5.00% , 06/15/34 .... 4,000 4,468,796
Series 2023BB , RB , 5.00% , 06/15/34 .... 4,000 4,445,879
Series 2010A , RB , 0.00% , 12/15/34
(b)
.... 15,000 10,523,943
Series 2009A , RB , 0.00% , 12/15/34
(b)
.... 3,355 2,353,855
Series 2018A , RB , 5.00% , 12/15/34 ..... 4,585 4,786,222
Series 2020AA , RB , 4.00% , 06/15/35 .... 2,655 2,656,385
Series 2019BB , RB , 5.00% , 06/15/35 .... 8,960 9,325,842
Series 2024A , RB , 5.00% , 06/15/35 ..... 15,000 16,597,004
Series 2022AA , RB , 5.00% , 06/15/35 .... 3,000 3,243,602
Series 2006C , RB , 0.00% , 12/15/35
( AMBAC )
(b)
.................... 3,990 2,645,086
Series 2008A , RB , 0.00% , 12/15/35
(b)
.... 11,710 7,762,897
Series 2019BB , RB , 4.00% , 06/15/36 .... 6,200 6,123,627
Series 2020AA , RB , 4.00% , 06/15/36 .... 1,750 1,728,443
Series 2021A , RB , 4.00% , 06/15/36 ..... 1,165 1,150,649
Series 2023A , RB , 5.00% , 06/15/36 ..... 3,500 3,777,606
Series 2020AA , RB , 5.00% , 06/15/36 .... 1,000 1,056,326
Series 2008A , RB , 0.00% , 12/15/36
(b)
.... 3,750 2,349,335
Series 2010A , RB , 0.00% , 12/15/36
(b)
.... 25,555 16,009,937
Series 2019BB , RB , 4.00% , 06/15/37 .... 2,000 1,942,307
Series 2022AA , RB , 5.00% , 06/15/37 .... 3,000 3,172,149
Series 2023AA , RB , 5.00% , 06/15/37 .... 4,000 4,272,225
Series 2023A , RB , 5.00% , 06/15/37 ..... 5,000 5,340,282
Series 2008A , RB , 0.00% , 12/15/37
(b)
.... 12,110 7,143,785
Series 2010A , RB , 0.00% , 12/15/37
(b)
.... 700 412,936
Series 2018A , RB , 4.00% , 12/15/37 ( BAM ) 13,770 13,436,022
Series 2020AA , RB , 4.00% , 06/15/38 .... 3,000 2,864,552
Series 2019BB , RB , 4.00% , 06/15/38 .... 15,340 14,647,410
Series 2023A , RB , 5.00% , 06/15/38 ..... 4,110 4,343,869
Series 2019AA , RB , 5.00% , 06/15/38 .... 3,025 3,101,474
Series 2023AA , RB , 5.00% , 06/15/38 .... 3,700 3,910,539
Series 2020AA , RB , 5.00% , 06/15/38 .... 2,000 2,081,100
Series 2024A , RB , 5.00% , 06/15/38 ..... 15,000 15,989,099
Series 2008A , RB , 0.00% , 12/15/38
(b)
.... 865 478,741
Series 2009A , RB , 0.00% , 12/15/38
(b)
.... 3,620 2,003,518
Series 2018A , RB , 4.25% , 12/15/38 ..... 1,000 974,305
Series 2020AA , RB , 4.00% , 06/15/39 .... 7,750 7,336,183
Series 2023AA , RB , 5.00% , 06/15/39 .... 6,000 6,285,439
Series 2023BB , RB , 5.00% , 06/15/39 .... 4,000 4,200,516
Series 2009A , RB , 0.00% , 12/15/39
(b)
.... 33,700 17,552,571
Series 2019A , RB , 4.00% , 12/15/39 ..... 500 469,244
Series 2019A , RB , 5.00% , 12/15/39 ..... 1,000 1,025,444
Series 2020AA , RB , 4.00% , 06/15/40 .... 500 465,023
Series 2023A , RB , 4.25% , 06/15/40 ..... 10,000 9,514,039
Series 2010A , RB , 0.00% , 12/15/40
(b)
.... 5,500 2,692,283
Series 2022BB , RB , 4.00% , 06/15/41 .... 5,500 5,019,205
Series 2022A , RB , 4.00% , 06/15/41 ..... 5,000 4,562,914
Series 2023BB , RB , 5.00% , 06/15/41 .... 14,700 15,156,194
Series 2022CC , RB , 5.00% , 06/15/42 .... 9,195 9,377,066
Series 2023BB , RB , 5.00% , 06/15/42 .... 5,000 5,110,211
Series 2024AA , RB , 5.00% , 06/15/42 .... 15,400 15,772,412
Series 2023A , RB , 5.25% , 06/15/42 ..... 3,000 3,117,226
Security
Par (000)
Par (000) Value
New Jersey (continued)
Series 2023BB , RB , 5.00% , 06/15/43 .... USD 4,500 $ 4,567,746
Series 2019BB , RB , 4.00% , 06/15/44 .... 2,000 1,745,469
Series 2023AA , RB , 4.25% , 06/15/44 .... 4,295 3,901,901
Series 2019BB , RB , 5.00% , 06/15/44 .... 11,275 11,312,473
Series 2022CC , RB , 5.00% , 06/15/44 .... 10,500 10,590,553
Series 2020AA , RB , 4.00% , 06/15/45 .... 10,000 8,606,667
Series 2020AA , RB , 5.00% , 06/15/45 .... 9,315 9,349,195
Series 2019AA , RB , 5.00% , 06/15/46 .... 12,000 12,363,291
Series 2020AA , RB , 3.00% , 06/15/50 .... 9,000 6,215,582
Series 2020AA , RB , 4.00% , 06/15/50 .... 18,810 16,000,209
Series 2019BB , RB , 4.00% , 06/15/50 .... 7,640 6,498,756
Series 2020AA , RB , 5.00% , 06/15/50 .... 2,100 2,209,384
Series 2019BB , RB , 5.00% , 06/15/50 .... 7,185 7,796,623
Series 2023BB , RB , 5.25% , 06/15/50 .... 2,500 2,549,549
Series 2024CC , RB , 5.25% , 06/15/50 .... 7,500 7,640,688
Series 2022CC , RB , 5.50% , 06/15/50 .... 3,250 3,822,291
Series 2024CC , RB , 5.25% , 06/15/55 .... 10,000 10,138,312
New Jersey Turnpike Authority
Series 2025B , RB , 5.00% , 01/01/26
(a)
.... 2,500 2,520,093
Series 2025B , RB , 5.00% , 01/01/27 ..... 5,000 5,167,501
Series 2025B , RB , 5.00% , 01/01/28 ..... 6,190 6,556,956
Series 2017B , RB , 5.00% , 01/01/28 ..... 1,750 1,853,744
Series 2025B , RB , 5.00% , 01/01/29
(a)
.... 15,000 16,237,437
Series 2017A , RB , 5.00% , 01/01/29 ..... 2,000 2,063,722
Series 2017B , RB , 5.00% , 01/01/29 ..... 1,290 1,361,527
Series 2025B , RB , 5.00% , 01/01/31 ..... 5,000 5,571,090
Series 2017A , RB , 5.00% , 01/01/31 ..... 3,700 3,803,391
Series 2017B , RB , 5.00% , 01/01/31 ..... 4,500 4,720,773
Series 2017E , RB , 5.00% , 01/01/31 ..... 3,400 3,566,806
Series 2017B , RB , 5.00% , 01/01/32 ..... 13,690 14,305,441
Series 2017E , RB , 5.00% , 01/01/32 ..... 10,255 10,716,019
Series 2017A , RB , 5.00% , 01/01/33 ..... 2,000 2,046,645
Series 2025B , RB , 5.00% , 01/01/33 ..... 5,000 5,639,822
Series 2017G , RB , 5.00% , 01/01/35 ..... 3,565 3,689,162
Series 2017G , RB , 5.00% , 01/01/36 ..... 2,380 2,453,890
Series 2025B , RB , 5.00% , 01/01/39 ..... 1,000 1,078,783
Series 2017B , RB , 5.00% , 01/01/40 ..... 4,500 4,587,918
Series 2021A , RB , 4.00% , 01/01/42 ..... 19,530 17,966,721
Series 2017G , RB , 4.00% , 01/01/43 ..... 22,100 20,178,907
Series 2024C , RB , 5.00% , 01/01/43 ..... 21,460 22,268,666
Series 2024C , RB , 5.00% , 01/01/44 ..... 24,500 25,297,267
Series 2024C , RB , 5.00% , 01/01/45 ..... 13,675 14,051,537
Series 2025A , RB , 5.00% , 01/01/45 ..... 2,000 2,063,772
Series 2022B , RB , 5.00% , 01/01/46 ..... 14,470 14,704,290
Series 2019A , RB , 4.00% , 01/01/48 ..... 25,300 22,358,448
Series 2022B , RB , 4.50% , 01/01/48 ..... 8,500 8,133,636
Series 2019A , RB , 5.00% , 01/01/48 ..... 11,085 11,139,315
Series 2022B , RB , 5.25% , 01/01/52 ..... 6,720 6,904,871
State of New Jersey
Series 2020A , GO , 5.00% , 06/01/26 ..... 14,785 15,067,695
Series 2020A , GO , 5.00% , 06/01/27 ..... 19,340 20,217,220
Series 2020A , GO , 5.00% , 06/01/28 ..... 53,890 57,656,604
Series 2020A , GO , 5.00% , 06/01/29 ..... 20,380 22,247,120
Series 2020A , GO , 4.00% , 06/01/30 ..... 25,185 26,810,553
Series 2020A , GO , 4.00% , 06/01/31 ..... 32,000 34,122,653
Series 2020A , GO , 3.00% , 06/01/32 ..... 5,050 4,999,078
Series 2020A , GO , 4.00% , 06/01/32 ..... 13,940 14,858,395
1,673,479,182
New Mexico — 0.2%
New Mexico Finance Authority
Series 2018A , RB , 5.00% , 06/15/28 ..... 5,005 5,375,476
Series 2021A , RB , 5.00% , 06/15/28 ..... 1,510 1,621,772
Series 2021A , RB , 5.00% , 06/15/30 ..... 1,500 1,671,771

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2025
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New Mexico (continued)
State of New Mexico
Series 2021 , GO , 5.00% , 03/01/26 ...... USD 1,500 $ 1,519,750
Series 2021 , GO , 5.00% , 03/01/27 ...... 2,785 2,898,161
Series 2023 , GO , 5.00% , 03/01/27 ...... 20,090 20,906,305
Series 2021 , GO , 5.00% , 03/01/29 ...... 5,000 5,449,893
State of New Mexico Severance Tax Permanent
Fund
Series 2021A , RB , 5.00% , 07/01/26 ..... 2,500 2,555,810
Series 2025A , RB , 5.00% , 07/01/29
(a)
.... 7,845 8,584,484
Series 2022B , RB , 5.00% , 07/01/30 ..... 13,445 14,942,921
Series 2025A , RB , 5.00% , 07/01/30
(a)
.... 9,860 10,958,512
Series 2022A , RB , 5.00% , 07/01/31 ..... 13,540 15,173,703
91,658,558
New York — 21.7%
Battery Park City Authority
Series 2019D-1 , RB , VRDN ( TD Bank NA
SBPA ), 3.78% , 09/03/25
(c)
.......... 2,395 2,395,000
Series 2019D-2 , RB , VRDN ( TD Bank NA
SBPA ), 3.90% , 09/03/25
(c)
.......... 6,250 6,250,000
Series 2023B , RB , 5.00% , 11/01/29 ..... 4,420 4,919,433
Series 2023B , RB , 5.00% , 11/01/38 ..... 2,480 2,710,830
Series 2019B , RB , 5.00% , 11/01/39 ..... 840 873,973
Series 2019B , RB , 5.00% , 11/01/40 ..... 3,700 3,836,219
Series 2023A , RB , 5.00% , 11/01/43 ..... 4,000 4,179,174
Series 2019A , RB , 4.00% , 11/01/44 ..... 5,915 5,405,987
Series 2023A , RB , 5.00% , 11/01/48 ..... 1,350 1,381,673
Series 2023A , RB , 5.00% , 11/01/53 ..... 52,000 52,935,152
City of New York
Series 2023A-1 , GO , 5.00% , 09/01/25 .... 3,210 3,210,000
Series B-5 , GO , VRDN ( Barclays Bank plc
SBPA ), 3.85% , 09/03/25
(c)
.......... 1,225 1,225,000
Series 2025G, Sub-Series G-2 , GO ,
VRDN ( Bank of America NA SBPA ),
3.90% , 09/03/25
(c)
............... 39,965 39,965,000
Series 2011F-3 , GO , 5.00% , 12/01/25 .... 2,280 2,294,261
Series 2021F-1 , GO , 5.00% , 03/01/26 .... 1,870 1,894,029
Series 2018C , GO , 5.00% , 08/01/26 ..... 1,035 1,059,806
Series 2008J-10 , GO , 5.00% , 08/01/26 ... 4,470 4,577,132
Series 2008J-11 , GO , 5.00% , 08/01/26 ... 1,075 1,100,764
Series 2022B-1 , GO , 5.00% , 08/01/26 .... 24,055 24,631,524
Series A , GO , 5.00% , 08/01/26 ........ 1,850 1,852,097
Series 2018A , GO , 5.00% , 08/01/26 ..... 5,325 5,452,624
Series 2021C , GO , 5.00% , 08/01/26 ..... 1,925 1,971,136
Series A , GO , 5.00% , 08/01/27 ........ 1,060 1,061,202
Series 2018C , GO , 5.00% , 08/01/27 ..... 1,740 1,828,140
Series 2020C-1 , GO , 5.00% , 08/01/27 ... 10,950 11,504,671
Series 2023F-1 , GO , 5.00% , 08/01/27 .... 5,675 5,962,467
Series 2022B-1 , GO , 5.00% , 08/01/27 .... 10,990 11,546,697
Series 2008C-4 , GO , 5.00% , 10/01/27 ... 4,035 4,256,933
Series E , GO , 5.00% , 08/01/28 ........ 1,900 1,941,703
Series C , GO , 5.00% , 08/01/28 ........ 895 903,932
Series 2023F-1 , GO , 5.00% , 08/01/28 .... 1,875 2,007,851
Series 2018A , GO , 5.00% , 08/01/28 ..... 2,000 2,098,711
Series 2026B, Sub-Series B-1 , GO ,
5.00% , 08/01/28 ................ 10,000 10,708,538
Series A , GO , 5.00% , 08/01/28 ........ 3,260 3,263,696
Series 2020C-1 , GO , 5.00% , 08/01/28 ... 3,000 3,212,561
Series 2021A-1 , GO , 5.00% , 08/01/28 .... 7,230 7,742,273
Series 2023A-1 , GO , 5.00% , 09/01/28 .... 5,550 5,954,019
Series 2023F-1 , GO , 5.00% , 08/01/29 .... 4,390 4,787,517
Series 2020C-1 , GO , 5.00% , 08/01/29 ... 2,000 2,181,101
Series 2021A-1 , GO , 5.00% , 08/01/29 .... 1,925 2,099,310
Series 2022B-1 , GO , 5.00% , 08/01/29 .... 25,270 27,558,214
Series C , GO , 5.00% , 08/01/29 ........ 7,260 7,330,039
Security
Par (000)
Par (000) Value
New York (continued)
Series 2018C , GO , 5.00% , 08/01/29 ..... USD 9,025 $ 9,540,170
Series E , GO , 5.00% , 08/01/29 ........ 5,070 5,178,039
Series 2023A-1 , GO , 5.00% , 09/01/29 .... 5,940 6,487,552
Series 2021B-1 , GO , 5.00% , 11/01/29 .... 5,015 5,491,023
Series 2017B-1 , GO , 5.00% , 12/01/29 .... 1,005 1,033,525
Series 2017A, Sub-Series A-1 , GO ,
5.00% , 08/01/30 ................ 6,380 6,510,134
Series 2026B, Sub-Series B-1 , GO ,
5.00% , 08/01/30
(a)
............... 5,000 5,524,636
Series 2020C-1 , GO , 5.00% , 08/01/30 ... 6,750 7,458,259
Series 2021A-1 , GO , 5.00% , 08/01/30 .... 18,890 20,872,075
Series 2023-1 , GO , 5.00% , 08/01/30 ..... 2,500 2,762,318
Series 2022C , GO , 5.00% , 08/01/30 ..... 1,485 1,640,817
Series 2025F , GO , 5.00% , 08/01/30 ..... 3,500 3,867,245
Series E , GO , 5.00% , 08/01/30 ........ 5,050 5,153,005
Series 2021B-1 , GO , 5.00% , 11/01/30 .... 9,950 11,022,696
Series 2008L-6 , GO , 5.00% , 04/01/31 .... 2,170 2,336,693
Series 2020C-1 , GO , 5.00% , 08/01/31 ... 1,500 1,646,652
Series 2023G , GO , 5.00% , 08/01/31 ..... 2,975 3,306,955
Series 2021A-1 , GO , 5.00% , 08/01/31 .... 11,150 12,240,114
Series 2023F-1 , GO , 5.00% , 08/01/31 .... 4,000 4,446,326
Series 2025F , GO , 5.00% , 08/01/31
(a)
.... 10,000 11,115,816
Series 2023-1 , GO , 5.00% , 08/01/31 ..... 5,030 5,591,255
Series 2026B, Sub-Series B-1 , GO ,
5.00% , 08/01/31 ................ 35,000 38,905,356
Series 2020B-1 , GO , 5.00% , 10/01/31 .... 1,175 1,273,064
Series 2008L-6 , GO , 5.00% , 04/01/32 .... 5,250 5,620,121
Series 2021C , GO , 5.00% , 08/01/32 ..... 6,550 7,128,755
Series 2022B-1 , GO , 5.00% , 08/01/32 .... 3,725 4,167,891
Series 2022A-1 , GO , 5.00% , 08/01/32 .... 5,000 5,515,424
Series 2021A-1 , GO , 5.00% , 08/01/32 .... 1,000 1,088,360
Series 2023-1 , GO , 5.00% , 08/01/32 ..... 5,000 5,594,485
Series E , GO , 5.00% , 08/01/32 ........ 2,000 2,036,244
Series 2019E , GO , 5.00% , 08/01/32 ..... 1,000 1,065,769
Series 2023F-1 , GO , 5.00% , 08/01/32 .... 8,000 8,951,175
Series 2014J , GO , 5.00% , 08/01/32 ..... 5 5,009
Series 2018C , GO , 5.00% , 08/01/32 ..... 2,435 2,538,883
Series 2025F , GO , 5.00% , 08/01/32 ..... 5,500 6,153,933
Series 2026B, Sub-Series B-1 , GO ,
5.00% , 08/01/32 ................ 5,000 5,594,485
Series 2020B-1 , GO , 5.00% , 10/01/32 .... 1,000 1,076,893
Series 2018B-1 , GO , 5.25% , 10/01/32 .... 10,440 10,926,478
Series 2025G, Sub-Series G-1 , GO ,
5.00% , 02/01/33 ................ 11,000 12,358,075
Series 2023-1 , GO , 5.00% , 08/01/33 ..... 5,000 5,626,299
Series 2025A , GO , 5.00% , 08/01/33 ..... 5,000 5,626,299
Series 2021C , GO , 5.00% , 08/01/33 ..... 3,000 3,236,877
Series 2023G , GO , 5.00% , 08/01/33 ..... 1,445 1,626,000
Series 2020C-1 , GO , 5.00% , 08/01/33 ... 15,635 16,869,524
Series 2020B-1 , GO , 5.00% , 10/01/33 .... 6,310 6,753,216
Series 2017B-1 , GO , 5.00% , 12/01/33 .... 1,800 1,839,047
Series 2024C , GO , 5.00% , 03/01/34 ..... 5,000 5,627,272
Series 2018F-1 , GO , 5.00% , 04/01/34 .... 1,000 1,039,470
Series 2008L-5 , GO , 5.00% , 04/01/34 .... 2,000 2,162,565
Series 2022A-1 , GO , 4.00% , 08/01/34 .... 9,845 10,045,806
Series 2018C , GO , 4.00% , 08/01/34 ..... 1,005 1,011,105
Series 2021A-1 , GO , 4.00% , 08/01/34 .... 1,775 1,797,615
Series 2023-1 , GO , 5.00% , 08/01/34 ..... 10,000 11,091,946
Series 2023F-1 , GO , 5.00% , 08/01/34 .... 8,100 8,984,476
Series 2023G , GO , 5.00% , 08/01/34 ..... 2,975 3,299,854
Series 2019E , GO , 5.00% , 08/01/34 ..... 1,000 1,054,984
Series 2025F , GO , 5.00% , 08/01/34 ..... 5,635 6,345,691
Series 2023A, Sub-Series A-1 , GO ,
5.00% , 09/01/34 ................ 1,655 1,813,842
Series 2020B-1 , GO , 5.00% , 10/01/34 .... 2,500 2,661,187

Schedule of Investments
(unaudited) (continued)
August 31, 2025
iShares
®
National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2019D-1 , GO , 5.00% , 12/01/34 ... USD 5,000 $ 5,230,668
Series 2022A, Sub-Series A-1 , GO ,
4.00% , 08/01/35 ................ 2,510 2,521,009
Series C , GO , 4.00% , 08/01/35 ........ 4,870 4,840,052
Series 2012A-3 , GO , 4.00% , 08/01/35 .... 2,500 2,509,273
Series 2025A , GO , 5.00% , 08/01/35 ..... 6,135 6,826,497
Series 2023-1 , GO , 5.00% , 08/01/35 ..... 3,500 3,838,346
Series 2026A, Sub-Series A-1 , GO ,
5.00% , 08/01/35 ................ 1,000 1,122,609
Series 2023G , GO , 5.00% , 08/01/35 ..... 2,975 3,262,594
Series 2020B-1 , GO , 4.00% , 10/01/35 .... 1,015 1,016,445
Series 2017B-1 , GO , 5.00% , 12/01/35 .... 7,815 7,953,770
Series 2020D-1 , GO , 4.00% , 03/01/36 ... 2,700 2,701,736
Series 2006I-5 , GO , 5.00% , 04/01/36 .... 3,840 4,225,727
Series 2015FF-1 , GO , 5.00% , 06/01/36 ... 5 5,008
Series 2020A, Sub-Series A1 , GO ,
3.00% , 08/01/36 ................ 2,485 2,225,337
Series 2017A, Sub-Series A-1 , GO ,
4.00% , 08/01/36 ................ 5,390 5,306,773
Series 2021C , GO , 4.00% , 08/01/36 ..... 1,000 995,833
Series 2026A, Sub-Series A-1 , GO ,
5.00% , 08/01/36 ................ 3,625 4,036,627
Series 2025A , GO , 5.00% , 08/01/36 ..... 5,000 5,494,640
Series 2023F-1 , GO , 5.00% , 08/01/36 .... 2,500 2,716,254
Series 2020B-1 , GO , 5.00% , 10/01/36 .... 14,240 14,950,137
Series 2020D-1 , GO , 5.00% , 03/01/37 ... 2,500 2,614,218
Series 2018E-1 , GO , 5.00% , 03/01/37 .... 2,500 2,570,050
Series 2018F-1 , GO , 5.00% , 04/01/37 .... 17,890 18,401,250
Series 2023E, Sub-Series E-1 , GO ,
5.00% , 04/01/37 ................ 1,525 1,640,848
Series 2020A-1 , GO , 4.00% , 08/01/37 .... 2,500 2,445,652
Series 2023F-1 , GO , 5.00% , 08/01/37 .... 1,500 1,613,076
Series 2025A , GO , 5.00% , 08/01/37 ..... 4,000 4,342,948
Series 2023A, Sub-Series A-1 , GO ,
5.00% , 09/01/37 ................ 2,000 2,135,322
Series 2020B-1 , GO , 4.00% , 10/01/37 .... 1,880 1,833,964
Series 2018B-1 , GO , 5.00% , 10/01/37 .... 3,000 3,066,979
Series 2025G, Sub-Series G-1 , GO ,
5.00% , 02/01/38 ................ 10,000 10,845,090
Series 2018E-1 , GO , 5.00% , 03/01/38 .... 2,500 2,560,321
Series 2023E, Sub-Series E-1 , GO ,
5.00% , 04/01/38 ................ 4,120 4,386,918
Series 2020A-1 , GO , 4.00% , 08/01/38 .... 5,005 4,786,102
Series 2022A-1 , GO , 4.00% , 08/01/38 .... 2,930 2,840,758
Series 2023F-1 , GO , 5.00% , 08/01/38 .... 1,250 1,328,833
Series 2017A, Sub-Series A-1 , GO ,
5.00% , 08/01/38 ................ 3,000 3,027,835
Series 2012D, Sub-Series D-3A , GO ,
5.00% , 10/01/38 ................ 10,000 10,758,975
Series 2018B-1 , GO , 5.00% , 10/01/38 .... 6,455 6,575,452
Series 2017B-1 , GO , 5.00% , 12/01/38 .... 1,500 1,518,205
Series 2021F-1 , GO , 5.00% , 03/01/39 .... 7,500 7,783,307
Series 2018E-1 , GO , 5.00% , 03/01/39 .... 2,000 2,041,227
Series 2023E-1 , GO , 5.00% , 04/01/39 .... 7,500 7,919,470
Series 2022A-1 , GO , 4.00% , 08/01/39 .... 8,000 7,582,904
Series 2021C , GO , 4.00% , 08/01/39 ..... 1,525 1,445,491
Series 2023A-1 , GO , 5.00% , 09/01/39 .... 2,000 2,099,683
Series 2018B-1 , GO , 5.00% , 10/01/39 .... 5,680 5,771,608
Series 2020D-1 , GO , 5.00% , 03/01/40 ... 3,000 3,078,469
Series 2022D-1 , GO , 4.25% , 05/01/40 ... 2,500 2,409,025
Series 2022D-1 , GO , 5.25% , 05/01/40 ... 3,500 3,700,379
Series 2022A-1 , GO , 4.00% , 08/01/40 .... 2,000 1,870,776
Series 2021C , GO , 4.00% , 08/01/40 ..... 1,000 935,388
Series 2019D-1 , GO , 5.00% , 12/01/40 ... 4,815 4,913,877
Series 2021F-1 , GO , 3.00% , 03/01/41 .... 1,000 794,415
Security
Par (000)
Par (000) Value
New York (continued)
Series 2024C , GO , 4.00% , 03/01/41 ..... USD 5,700 $ 5,255,053
Series 2018E-1 , GO , 4.00% , 03/01/41 .... 2,600 2,387,299
Series 2020D-1 , GO , 4.00% , 03/01/41 ... 2,000 1,843,878
Series 2022D-1 , GO , 5.25% , 05/01/41 ... 9,300 9,752,319
Series 2021C , GO , 4.00% , 08/01/41 ..... 6,400 5,892,945
Series 2023A-1 , GO , 5.00% , 09/01/41 .... 1,470 1,520,038
Series 2025, Sub-Series C-1 , GO ,
5.00% , 09/01/41 ................ 6,000 6,283,757
Series 2023A-1 , GO , 5.25% , 09/01/41 .... 8,000 8,406,261
Series 2020B-1 , GO , 3.00% , 10/01/41 .... 2,000 1,573,606
Series 2018B-1 , GO , 4.00% , 10/01/41 .... 1,000 916,515
Series 2019D-1 , GO , 4.00% , 12/01/41 ... 3,000 2,748,076
Series 2017B-1 , GO , 5.00% , 12/01/41 .... 3,000 3,024,760
Series 2022D-1 , GO , 5.25% , 05/01/42 ... 8,000 8,325,346
Series 2025F , GO , 5.00% , 08/01/42 ..... 11,750 12,237,674
Series 2021C , GO , 5.00% , 08/01/42 ..... 3,225 3,284,596
Series 2025, Sub-Series C-1 , GO ,
5.00% , 09/01/42 ................ 1,825 1,898,081
Series 2023A-1 , GO , 5.25% , 09/01/42 .... 2,000 2,084,934
Series 2019D-1 , GO , 4.00% , 12/01/42 ... 5,000 4,491,791
Series 2019D-1 , GO , 5.00% , 12/01/42 ... 4,020 4,068,325
Series 2024C , GO , 5.00% , 03/01/43 ..... 8,625 8,888,050
Series 2024D , GO , 5.00% , 04/01/43 ..... 5,000 5,153,534
Series 2022D-1 , GO , 5.25% , 05/01/43 ... 8,500 8,797,210
Series 2025, Sub-Series C1 , GO ,
5.00% , 09/01/43 ................ 1,220 1,258,985
Series 2023A-1 , GO , 5.25% , 09/01/43 .... 5,500 5,700,847
Series 2018E-1 , GO , 5.00% , 03/01/44 .... 41,965 42,202,963
Series 2024D , GO , 5.00% , 04/01/44 ..... 3,000 3,074,246
Series 2020A-1 , GO , 4.00% , 08/01/44 .... 9,000 8,041,456
Series 2025, Sub-Series C-1 , GO ,
5.00% , 09/01/44 ................ 4,000 4,103,034
Series 2019D-1 , GO , 5.00% , 12/01/44 ... 13,695 13,793,278
Series 2024C , GO , 5.00% , 03/01/45 ..... 9,000 9,171,889
Series 2018F-1 , GO , 5.00% , 04/01/45 .... 16,500 16,572,793
Series 2026A, Sub-Series A-1 , GO ,
5.00% , 08/01/45
(a)
............... 3,000 3,067,249
Series 2018F-1 , GO , 3.50% , 04/01/46 .... 4,000 3,205,503
Series 2024D , GO , 5.50% , 04/01/46 ..... 5,000 5,286,541
Series 2022D-1 , GO , 5.50% , 05/01/46 ... 5,300 5,508,856
Series 2026A, Sub-Series A-1 , GO ,
5.00% , 08/01/46 ................ 4,000 4,067,836
Series 2024A , GO , 5.00% , 08/01/47 ..... 3,615 3,637,635
Series 2025, Sub-Series C-1 , GO ,
5.00% , 09/01/47 ................ 6,000 6,068,070
Series 2024C , GO , 5.25% , 03/01/48 ..... 8,295 8,523,756
Series 2024C , GO , 5.25% , 03/01/49 ..... 10,000 10,258,323
Series 2022D-1 , GO , 4.50% , 05/01/49 ... 3,625 3,377,306
Series 2021F-1 , GO , 5.00% , 03/01/50 .... 18,575 18,554,118
Series 2022A-1 , GO , 3.00% , 08/01/50 .... 1,650 1,151,910
Series 2022A-1 , GO , 4.00% , 08/01/50 .... 3,315 2,830,628
Series 2025, Sub-Series C-1 , GO ,
4.00% , 09/01/52 ................ 7,725 6,561,002
Series 2024C , GO , 5.25% , 03/01/53 ..... 7,635 7,801,415
Series 2026A, Sub-Series A-1 , GO ,
5.25% , 08/01/53 ................ 2,500 2,563,855
Series 2024D , GO , 5.25% , 04/01/54 ..... 35,180 35,924,648
Series 2025E , GO , 5.00% , 08/01/54 ..... 2,500 2,506,652
Series 2025E , GO , 4.25% , 08/01/55 ..... 2,000 1,740,503
County of Nassau, Series 2023A, GO,
4.00%, 04/01/53 ................. 11,000 9,415,443
County of Westchester, Series 2021A, GO,
2.00%, 10/15/34 ................. 1,155 965,131
Dutchess County Local Development Corp.,
Series 2017, RB, 5.00%, 07/01/42 ...... 750 751,658

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2025
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Empire State Development Corp.
Series 2004A-3-C , RB , VRDN ( JPMorgan
Chase Bank NA SBPA ), 3.01% , 09/10/25
(c)
USD 7,775 $ 7,775,000
Series 2016A , RB , 5.00% , 03/15/26 ..... 4,305 4,368,183
Series 2017A , RB , 5.00% , 03/15/26 ..... 4,510 4,576,422
Series 2020C , RB , 5.00% , 03/15/27 ..... 1,115 1,161,314
Series 2021A , RB , 5.00% , 03/15/27 ..... 8,870 9,238,434
Series 2022A , RB , 5.00% , 09/15/27 ..... 1,705 1,802,681
Series 2020E , RB , 5.00% , 03/15/28 ..... 3,000 3,202,350
Series 2022A , RB , 5.00% , 09/15/28 ..... 5,005 5,426,821
Series 2020C , RB , 5.00% , 03/15/29 ..... 8,000 8,730,214
Series 2020C , RB , 5.00% , 03/15/30 ..... 14,980 16,647,777
Series 2017A , RB , 5.00% , 03/15/30 ..... 1,500 1,555,535
Series 2023B , RB , 5.00% , 03/15/31 ..... 1,000 1,121,873
Series 2017A , RB , 5.00% , 03/15/31 ..... 10,005 10,353,252
Series 2021A , RB , 5.00% , 03/15/31 ..... 1,750 1,973,856
Series 2016A , RB , 5.00% , 03/15/31 ..... 4,510 4,564,977
Series 2015A , RB , 5.00% , 03/15/32 ..... 3,175 3,179,522
Series 2020C , RB , 5.00% , 03/15/32 ..... 2,500 2,728,829
Series 2017A , RB , 5.00% , 03/15/33 ..... 1,500 1,544,397
Series 2020C , RB , 5.00% , 03/15/33 ..... 8,000 8,653,794
Series 2020E , RB , 4.00% , 03/15/34 ..... 5,000 5,068,262
Series 2020C , RB , 4.00% , 03/15/34 ..... 2,500 2,537,563
Series 2023B , RB , 5.00% , 03/15/34 ..... 31,690 35,644,275
Series 2017A-G , RB , 5.00% , 03/15/34 ... 15,000 15,407,334
Series 2020E , RB , 4.00% , 03/15/35 ..... 2,510 2,533,396
Series 2017A-G , RB , 5.00% , 03/15/35 ... 2,400 2,460,275
Series 2023B , RB , 5.00% , 03/15/35 ..... 6,895 7,670,746
Series 2015A , RB , 5.00% , 03/15/35 ..... 6,525 6,533,544
Series 2019A , RB , 5.00% , 03/15/35 ..... 10,000 10,433,870
Series 2020C , RB , 5.00% , 03/15/36 ..... 25,000 26,465,765
Series 2019A , RB , 5.00% , 03/15/36 ..... 3,465 3,598,166
Series 2021A , RB , 4.00% , 03/15/37 ..... 16,030 15,847,781
Series 2020C , RB , 4.00% , 03/15/37 ..... 11,000 10,985,063
Series 2020A , RB , 5.00% , 03/15/37 ..... 13,385 14,076,469
Series 2020A , RB , 4.00% , 03/15/39 ..... 5,440 5,209,284
Series 2020C , RB , 4.00% , 03/15/39 ..... 2,000 1,935,323
Series 2021A , RB , 4.00% , 03/15/39 ..... 3,435 3,306,108
Series 2019A , RB , 5.00% , 03/15/39 ..... 2,000 2,065,232
Series 2020C , RB , 3.00% , 03/15/40 ..... 32,665 27,184,296
Series 2020E , RB , 3.00% , 03/15/40 ..... 4,500 3,744,967
Series 2020A , RB , 4.00% , 03/15/40 ..... 2,910 2,744,878
Series 2023A , RB , 5.00% , 03/15/40 ..... 10,000 10,595,037
Series 2019A , RB , 5.00% , 03/15/40 ..... 2,500 2,563,864
Series 2020E , RB , 4.00% , 03/15/41 ..... 19,500 18,148,492
Series 2017C , RB , 5.00% , 03/15/41 ..... 2,640 2,680,823
Series 2019A , RB , 5.00% , 03/15/41 ..... 3,660 3,707,309
Series 2020C , RB , 4.00% , 03/15/42 ..... 8,025 7,355,590
Series 2019A , RB , 4.00% , 03/15/42 ..... 14,540 13,345,885
Series 2017C , RB , 5.00% , 03/15/42 ..... 1,500 1,519,252
Series 2019A , RB , 4.00% , 03/15/43 ..... 1,000 904,137
Series 2021A , RB , 4.00% , 03/15/44 ..... 25,475 22,680,173
Series 2019A , RB , 4.00% , 03/15/44 ..... 5,000 4,467,573
Series 2022A , RB , 5.00% , 03/15/44 ..... 13,750 14,044,785
Series 2020C , RB , 5.00% , 03/15/44 ..... 1,000 1,010,455
Series 2021A , RB , 4.00% , 03/15/45 ..... 2,250 1,989,458
Series 2019A , RB , 5.00% , 03/15/45 ..... 2,300 2,311,253
Series 2019A , RB , 4.00% , 03/15/46 ..... 2,500 2,196,268
Series 2021A , RB , 4.00% , 03/15/47 ..... 16,500 14,433,977
Series 2017C , RB , 4.00% , 03/15/47 ..... 2,000 1,727,840
Series 2020C , RB , 5.00% , 03/15/47 ..... 12,850 12,886,453
Series 2020C , RB , 3.00% , 03/15/48 ..... 3,900 2,777,067
Series 2022A , RB , 5.00% , 03/15/48 ..... 13,260 13,374,154
Series 2020C , RB , 4.00% , 03/15/49 ..... 6,900 5,892,692
Security
Par (000)
Par (000) Value
New York (continued)
Series 2020A , RB , 4.00% , 03/15/49 ..... USD 42,995 $ 36,718,302
Series 2022A , RB , 5.00% , 03/15/49 ..... 5,440 5,478,468
Series 2021A , RB , 3.00% , 03/15/50 ..... 7,730 5,391,003
Series 2020E , RB , 3.00% , 03/15/50 ..... 14,975 10,443,761
Series 2020C , RB , 5.00% , 03/15/50 ..... 7,950 7,969,623
Series 2022A , RB , 5.00% , 03/15/50 ..... 11,000 11,068,762
Series 2023A , RB , 5.00% , 03/15/51 ..... 4,000 4,045,762
Series 2024A , RB , 5.00% , 03/15/54 ..... 10,000 10,086,723
Series 2023A , RB , 5.00% , 03/15/63 ..... 10,620 10,654,364
Hudson Yards Infrastructure Corp.
Series 2017A , RB , 5.00% , 02/15/26 ..... 800 809,512
Series 2017A , RB , 5.00% , 02/15/28 ..... 1,035 1,071,560
Series 2017A , RB , 5.00% , 02/15/31 ..... 4,700 4,848,430
Series 2017A , RB , 5.00% , 02/15/33 ..... 5,000 5,139,912
Series 2017A , RB , 5.00% , 02/15/34 ..... 14,000 14,357,168
Series 2022A , RB , 5.00% , 02/15/34 ..... 5,000 5,585,183
Series 2017A , RB , 5.00% , 02/15/35 ..... 1,600 1,637,537
Series 2017A , RB , 5.00% , 02/15/37 ..... 2,350 2,394,345
Series 2017A , RB , 5.00% , 02/15/38 ..... 3,000 3,050,826
Series 2022A , RB , 4.00% , 02/15/41 ..... 7,905 7,450,479
Series 2017A , RB , 4.00% , 02/15/44 ..... 17,640 15,570,600
Series 2017A , RB , 4.00% , 02/15/47 ..... 23,030 20,112,474
Long Island Power Authority
Series 2021 , RB , 1.00% , 09/01/25 ...... 7,000 7,000,000
Series 2023D , RB , VRDN ( Barclays Bank plc
LOC ), 2.70% , 09/10/25
(c)
........... 21,825 21,825,000
Series 2021B , RB , VRDN 1.50% , 09/01/26
(c)
780 768,221
Series 2025B , RB , VRDN 3.00% , 09/01/28
(c)
11,630 11,630,000
Series 2023F , RB , 5.00% , 09/01/29 ..... 4,180 4,603,946
Series 2021A , RB , 5.00% , 09/01/30 ..... 9,000 10,080,281
Series 2021A , RB , 4.00% , 09/01/32 ..... 8,000 8,436,840
Series 2016B , RB , 5.00% , 09/01/32 ..... 3,000 3,060,227
Series 2018 , RB , 5.00% , 09/01/33 ...... 1,000 1,054,361
Series 2016B , RB , 5.00% , 09/01/36 ..... 5,630 5,701,432
Series 2018 , RB , 5.00% , 09/01/38 ...... 15,750 16,217,093
Series 2021A , RB , 3.00% , 09/01/40 ..... 3,150 2,523,579
Series 2021A , RB , 4.00% , 09/01/41 ..... 500 473,407
Series 2016B , RB , 5.00% , 09/01/41 ..... 500 503,321
Series 2017 , RB , 5.00% , 09/01/42 ...... 2,755 2,780,901
Series 2024A , RB , 5.00% , 09/01/42 ..... 5,530 5,802,670
Series 2024A , RB , 5.00% , 09/01/44 ..... 4,000 4,097,929
Series 2015B , RB , 5.00% , 09/01/45 ..... 6,000 6,000,108
Series 2016B , RB , 5.00% , 09/01/46 ..... 6,640 6,629,475
Series 2017 , RB , 5.00% , 09/01/47 ...... 4,000 4,006,766
Series 2024A , RB , 5.00% , 09/01/49 ..... 13,510 13,624,793
Series 2023E , RB , 5.00% , 09/01/53 ..... 1,175 1,176,528
Series 2024A , RB , 5.00% , 09/01/54 ..... 8,500 8,536,123
Metropolitan Transportation Authority
Series 2020B , RB , VRDN ( Royal Bank of
Canada LOC ), 3.90% , 09/02/25
(c)
..... 17,100 17,100,000
Series 2015E-1 , RB , VRDN ( Barclays Bank
plc LOC ), 3.85% , 09/03/25
(c)
........ 7,330 7,330,000
Series 2005D2 , RB , VRDN ( Bank of America
NA LOC ), 3.90% , 09/03/25
(c)
........ 9,000 9,000,000
Series A-2 , RB , 5.00% , 11/15/25 ....... 5,495 5,519,154
Series 2017B , RB , 5.00% , 11/15/25 ..... 2,000 2,008,791
Series 2017C-1 , RB , 5.00% , 11/15/25 .... 10,320 10,365,363
Series 2015F , RB , 5.00% , 11/15/26 ...... 1,150 1,154,578
Series 2017B , RB , 5.00% , 11/15/26 ..... 3,000 3,090,348
Series 2017C-1 , RB , 5.00% , 11/15/26 .... 12,250 12,620,397
Series 2016B , RB , 5.00% , 11/15/27 ..... 2,380 2,450,701
Series A-2 , RB , 5.00% , 11/15/27 ....... 6,250 6,435,665
Series 2017C-1 , RB , 5.00% , 11/15/27 .... 6,265 6,611,569
Series C-1 , RB , 5.00% , 11/15/27 ....... 5,000 5,020,170
Series 2016D , RB , 5.00% , 11/15/28 ..... 2,755 2,834,840

Schedule of Investments
(unaudited) (continued)
August 31, 2025
iShares
®
National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2017C-1 , RB , 5.00% , 11/15/28 .... USD 6,215 $ 6,607,475
Series 2018B , RB , 5.00% , 11/15/28 ..... 2,500 2,693,117
Series 2017B , RB , 5.00% , 11/15/28 ..... 7,265 7,826,197
Series 2017C-2 , RB , 0.00% , 11/15/29
(b)
... 1,295 1,142,169
Series D-1 , RB , 5.00% , 11/15/29 ....... 7,000 7,026,266
Series 2016D , RB , 5.00% , 11/15/29 ..... 13,420 13,796,518
Series 2017C-1 , RB , 5.00% , 11/15/29 .... 4,995 5,304,132
Series 2020E , RB , 5.00% , 11/15/30 ..... 2,740 3,035,482
Series 2017C-1 , RB , 5.00% , 11/15/30 .... 4,885 5,171,864
Series 2016D , RB , 5.00% , 11/15/30 ..... 6,500 6,667,724
Series 2025A , RB , 5.00% , 11/15/31 ..... 6,500 7,249,111
Series 2017C-1 , RB , 5.00% , 11/15/31 .... 5,370 5,659,140
Series 2017C-1 , RB , 4.00% , 11/15/32 .... 16,000 16,135,213
Series 2017D , RB , 5.00% , 11/15/32 ..... 3,000 3,146,793
Series 2024B , RB , 5.00% , 11/15/32 ..... 3,445 3,860,461
Series 2017C-2 , RB , 0.00% , 11/15/33
(b)
... 1,040 766,691
Series 2017D , RB , 5.00% , 11/15/33 ..... 1,500 1,565,637
Series 2024B , RB , 5.00% , 11/15/33 ..... 10,000 11,233,354
Series 2025A , RB , 5.00% , 11/15/33 ..... 6,850 7,694,847
Series 2017C-1 , RB , 5.00% , 11/15/34 .... 6,475 6,726,225
Series 2017C-1 , RB , 4.00% , 11/15/35 .... 2,500 2,494,730
Series 2024B , RB , 5.00% , 11/15/35 ..... 7,090 7,748,119
Series 2025A , RB , 5.00% , 11/15/35 ..... 6,050 6,636,897
Series C-1 , RB , 5.00% , 11/15/35 ....... 480 480,472
Series 2017D , RB , 5.00% , 11/15/35 ..... 535 552,915
Series 2016B , RB , 4.00% , 11/15/36 ..... 3,065 3,006,462
Series 2024A , RB , 5.00% , 11/15/36 ..... 9,800 10,539,763
Series 2017C-1 , RB , 4.00% , 11/15/37 .... 7,500 7,282,040
Series 2016B , RB , 5.00% , 11/15/37 ..... 2,180 2,202,712
Series 2024B , RB , 5.00% , 11/15/37 ..... 5,485 5,843,403
Series 2024A , RB , 5.00% , 11/15/37 ..... 8,010 8,509,715
Series 2017C-1 , RB , 4.00% , 11/15/38 .... 6,495 6,125,976
Series 2024B , RB , 5.00% , 11/15/38 ..... 7,950 8,360,519
Series 2025A , RB , 5.00% , 11/15/39 ..... 6,000 6,262,308
Series 2024B , RB , 5.00% , 11/15/39 ..... 25,000 26,047,208
Series 2017C-2 , RB , 0.00% , 11/15/40
(b)
... 7,000 3,339,286
Series 2019C , RB , 5.00% , 11/15/40 ..... 4,500 4,583,560
Series 2025A , RB , 5.00% , 11/15/40
(a)
.... 6,690 6,929,815
Series 2021A-2 , RB , 4.00% , 11/15/42 .... 10,000 8,814,012
Series 2017D , RB , 4.00% , 11/15/42 ..... 2,000 1,757,850
Series 2020A-1 , RB , 4.00% , 11/15/42 .... 2,500 2,231,687
Series 2020D-1 , RB , 5.00% , 11/15/43 .... 16,750 16,826,445
Series 2019C , RB , 5.00% , 11/15/43 ( BAM ) 1,000 1,004,892
Series 2021A-1 , RB , 4.00% , 11/15/44 .... 3,500 2,999,215
Series 2020D-1 , RB , 5.00% , 11/15/44 .... 17,000 17,013,061
Series 2024A , RB , 5.00% , 11/15/44 ..... 12,320 12,316,942
Series 2025A , RB , 5.00% , 11/15/44
(a)
.... 3,000 3,013,197
Series 2020E , RB , 4.00% , 11/15/45 ..... 10,905 9,246,778
Series 2015B , RB , 4.00% , 11/15/45 ..... 1,960 1,629,344
Series 2019C , RB , 4.00% , 11/15/45 ..... 1,280 1,093,006
Series 2020C-1 , RB , 4.75% , 11/15/45 .... 8,500 8,137,822
Series 2024A , RB , 5.00% , 11/15/45 ..... 10,815 10,814,591
Series 2020A-1 , RB , 4.00% , 11/15/46 .... 9,650 8,103,304
Series 2017D , RB , 4.00% , 11/15/46 ..... 7,000 5,815,918
Series 2019C , RB , 4.00% , 11/15/46 ..... 3,500 2,970,601
Series 2019C , RB , 4.00% , 11/15/47 ..... 3,500 2,945,651
Series 2021A-1 , RB , 4.00% , 11/15/47 .... 5,000 4,169,064
Series 2024A , RB , 5.00% , 11/15/47 ..... 10,000 9,869,971
Series 2020D-3 , RB , 4.00% , 11/15/50 .... 9,000 7,440,538
Series 2025A , RB , 4.63% , 11/15/50 ..... 10,000 9,352,549
Series 2020C-1 , RB , 5.00% , 11/15/50 .... 28,880 28,258,159
Series A-1 , RB , 5.00% , 11/15/51 ....... 1,500 1,453,788
Series 2020A-1 , RB , 4.00% , 11/15/52 .... 1,035 839,951
Series 2019B , RB , 5.00% , 11/15/52 ..... 4,090 3,955,246
Series 2025A , RB , 5.25% , 11/15/55 ..... 13,925 13,934,406
Security
Par (000)
Par (000) Value
New York (continued)
Series 2020C-1 , RB , 5.25% , 11/15/55 .... USD 12,310 $ 12,253,641
Series C-1 , RB , 5.00% , 11/15/56 ....... 4,370 4,215,896
Series A-1 , RB , 5.25% , 11/15/56 ....... 4,525 4,483,499
Series A-1 , RB , 5.25% , 11/15/57 ....... 2,070 2,072,835
Metropolitan Transportation Authority Dedicated
Tax Fund
Series 2016A , RB , 5.25% , 11/15/29 ..... 10,700 11,025,217
Series 2012A , RB , 0.00% , 11/15/30
(b)
.... 9,645 8,231,890
Series B-2 , RB , 5.00% , 11/15/33 ....... 6,940 7,181,960
Series B-1 , RB , 5.00% , 11/15/35 ....... 1,000 1,027,741
Series B-1 , RB , 5.00% , 11/15/36 ....... 5,000 5,083,476
Series B-2 , RB , 5.00% , 11/15/37 ....... 12,700 12,881,577
Series B-2 , RB , 5.00% , 11/15/38 ....... 2,745 2,777,296
Series 2022A , RB , 4.00% , 11/15/40 ..... 5,000 4,707,746
Series 2017A , RB , 5.00% , 11/15/42 ..... 5,000 5,033,694
Series 2024B-1 , RB , 5.00% , 11/15/43 .... 10,000 10,313,392
Series 2022A , RB , 5.00% , 11/15/46 ..... 4,000 4,021,025
Series B-1 , RB , 5.00% , 11/15/46 ....... 1,895 1,898,020
Series 2017A , RB , 5.00% , 11/15/47 ..... 4,770 4,776,743
Series 2024A , 5.00% , 11/15/49 ........ 6,785 6,834,271
Series B-1 , RB , 5.25% , 11/15/57 ....... 1,000 1,000,948
Monroe County Industrial Development Corp.
Series 2023A , RB , 5.00% , 07/01/34 ..... 3,000 3,406,218
Series 2020A , RB , 4.00% , 07/01/50 ..... 32,280 27,649,531
Series 2023A , RB , 5.00% , 07/01/53 ..... 6,750 6,758,669
MTA Hudson Rail Yards Trust Obligations, Series
2016A, RB, 5.00%, 11/15/51 ......... 4,000 3,896,934
Nassau County Interim Finance Authority
Series 2021A , RB , 5.00% , 11/15/30 ..... 2,500 2,831,624
Series 2021A , RB , 5.00% , 11/15/31 ..... 10,000 11,350,482
Series 2021A , RB , 5.00% , 11/15/32 ..... 5,015 5,642,578
Series 2021A , RB , 4.00% , 11/15/34 ..... 2,210 2,320,872
Series 2021A , RB , 5.00% , 11/15/34 ..... 5,020 5,551,661
Series 2021A , RB , 4.00% , 11/15/35 ..... 945 983,686
Series 2021A , RB , 5.00% , 11/15/35 ..... 1,980 2,171,050
New York City Municipal Water Finance Authority
Series 2023CC , RB , VRDN ( Barclays Bank
plc SBPA ), 3.85% , 09/03/25
(c)
....... 67,850 67,850,000
Series 2009BB-2 , RB , VRDN ( UBS AG
SBPA ), 3.90% , 09/03/25
(c)
.......... 26,490 26,490,000
Series 2011FF-1 , RB , VRDN ( Bank of
America NA SBPA ), 3.90% , 09/03/25
(c)
. 4,500 4,500,000
Series 2016AA-1 , RB , VRDN ( Bank of
America NA SBPA ), 3.90% , 09/03/25
(c)
. 8,035 8,035,000
Series 2025, Sub-Series EE-1 , RB , VRDN
( TD Bank NA SBPA ), 3.90% , 09/03/25
(c)
16,175 16,175,000
Series AA-2 , RB , VRDN ( JPMorgan Chase
Bank NA SBPA ), 3.95% , 09/03/25
(c)
... 9,800 9,800,000
Series 2020DD-2 , RB , 5.00% , 06/15/27 ... 5,375 5,412,587
Series 2022EE , RB , 5.00% , 06/15/28 .... 3,520 3,789,688
Series 2020GG-2 , RB , 5.00% , 06/15/29 .. 13,500 14,233,412
Series 2020DD-1 , RB , 5.00% , 06/15/30 ... 2,000 2,241,734
Series 2020EE , RB , 5.00% , 06/15/30 .... 3,500 3,923,034
Series 2021DD , RB , 5.00% , 06/15/31 .... 4,280 4,844,076
Series 2018EE , RB , 5.00% , 06/15/32 .... 7,880 7,916,900
Series 2025DD , RB , 5.00% , 06/15/33 .... 17,185 19,677,071
Series 2017EE , RB , 5.00% , 06/15/33 .... 3,945 4,072,492
Series 2023DD , RB , 5.00% , 06/15/34 .... 2,305 2,640,971
Series 2019FF-2 , RB , 5.00% , 06/15/35 ... 26,665 28,188,641
Series 2017EE , RB , 5.00% , 06/15/36 .... 2,000 2,049,581
Series 2017EE , RB , 5.25% , 06/15/36 .... 2,000 2,058,855
Series 2016 , RB , 4.00% , 06/15/37 ...... 11,855 11,756,074
Series 2019FF-2 , RB , 4.00% , 06/15/37 ... 9,245 9,247,311
Series 2019DD-1 , RB , 5.00% , 06/15/37 ... 2,720 2,826,580
Series 2018FF , RB , 5.00% , 06/15/38 .... 1,000 1,034,565

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2025
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2022EE , RB , 4.00% , 06/15/39 .... USD 2,000 $ 1,949,616
Series 2019EE-1 , RB , 5.00% , 06/15/39 ... 5,000 5,182,887
Series 2025DD , RB , 5.50% , 06/15/39 .... 12,980 14,686,059
Series 2021AA-2 , RB , 3.00% , 06/15/40 ... 8,470 6,975,961
Series 2019EE-2 , RB , 4.00% , 06/15/40 ... 6,500 6,239,498
Series 2020AA , RB , 4.00% , 06/15/40 .... 7,295 7,002,636
Series 2020AA , RB , 5.00% , 06/15/40 .... 2,480 2,570,292
Series 2018FF , RB , 5.00% , 06/15/40 .... 7,935 8,136,233
Series 2018EE , RB , 5.00% , 06/15/40 .... 6,650 6,773,653
Series 2019EE-2 , RB , 5.00% , 06/15/40 ... 2,010 2,075,978
Series 2018DD-2 , RB , 5.00% , 06/15/40 ... 2,500 2,546,486
Series 2020FF , RB , 4.00% , 06/15/41 .... 1,000 932,990
Series 2020DD-3 , RB , 4.00% , 06/15/41 ... 6,955 6,488,949
Series 2019FF-2 , RB , 4.00% , 06/15/41 ... 4,590 4,291,602
Series 2020FF , RB , 5.00% , 06/15/41 .... 1,000 1,033,624
Series 2020EE , RB , 4.00% , 06/15/42 .... 5,000 4,577,675
Series 2020CC-2 , RB , 4.00% , 06/15/42 ... 11,000 10,075,902
Series 2021BB-2 , RB , 4.00% , 06/15/42 ... 12,505 11,448,764
Series 2020DD-3 , RB , 4.00% , 06/15/42 ... 4,500 4,119,907
Series 2021AA-2 , RB , 4.00% , 06/15/42 ... 3,420 3,131,129
Series 2021AA-2 , RB , 4.00% , 06/15/43 ... 10,000 9,026,946
Series 2025BB , RB , 5.00% , 06/15/43 .... 5,000 5,208,284
Series 2022BB-1 , RB , 3.00% , 06/15/44 ... 10,695 8,094,360
Series 2022BB-1 , RB , 4.00% , 06/15/45 ... 5,450 4,875,841
Series 2022EE , RB , 4.00% , 06/15/45 .... 5,000 4,473,249
Series 2022EE , RB , 5.00% , 06/15/45 .... 18,145 18,449,845
Series 2017AA , RB , 4.00% , 06/15/46 .... 3,275 2,860,825
Series 2023DD , RB , 4.13% , 06/15/46 .... 3,500 3,208,764
Series CC-1 , RB , 5.00% , 06/15/46 ...... 14,800 14,839,359
Series 2023DD , RB , 5.25% , 06/15/46 .... 5,000 5,179,425
Series 2013BB , RB , 4.00% , 06/15/47 .... 18,165 15,592,104
Series 2023DD , RB , 4.13% , 06/15/47 .... 5,000 4,506,840
Series 2017DD , RB , 5.00% , 06/15/47 .... 19,590 19,669,149
Series 2023AA-3 , RB , 5.00% , 06/15/47 ... 2,595 2,626,670
Series 2024BB, Sub-Series BB-2 , RB ,
5.25% , 06/15/47 ................ 43,315 44,786,029
Series DD-1 , RB , 4.00% , 06/15/48 ...... 8,830 7,601,696
Series 2018CC-1 , RB , 5.00% , 06/15/48 ... 26,130 26,194,118
Series DD-1 , RB , 5.00% , 06/15/48 ...... 39,855 39,979,479
Series 2020GG-1 , RB , 5.00% , 06/15/48 .. 18,695 18,762,538
Series 2020BB-1 , RB , 4.00% , 06/15/49 ... 12,000 10,313,124
Series 2020CC-1 , RB , 4.00% , 06/15/49 ... 7,930 6,815,256
Series 2019DD-1 , RB , 4.00% , 06/15/49 ... 3,860 3,290,647
Series 2019FF-1 , RB , 4.00% , 06/15/49 ... 10,000 8,580,344
Series 2020BB-1 , RB , 5.00% , 06/15/49 ... 27,975 28,094,960
Series 2019FF-1 , RB , 5.00% , 06/15/49 ... 3,500 3,513,386
Series 2021BB-1 , RB , 3.00% , 06/15/50 ... 8,780 6,151,800
Series 2021AA-1 , RB , 4.00% , 06/15/50 ... 15,500 13,389,101
Series 2020GG-1 , RB , 4.00% , 06/15/50 .. 11,500 9,933,850
Series 2020GG-1 , RB , 5.00% , 06/15/50 .. 8,445 8,465,968
Series 2021CC-1 , RB , 4.00% , 06/15/51 ... 1,750 1,504,868
Series 2022AA-1 , RB , 4.00% , 06/15/51 ... 8,250 7,094,376
Series 2025AA, Sub-Series AA-1 , RB ,
5.00% , 06/15/51 ................ 11,500 11,638,144
Series 2021CC-1 , RB , 5.00% , 06/15/51 ... 5,530 5,527,872
Series 2025BB , RB , 5.00% , 06/15/52
(a)
... 10,000 10,116,412
Series 2025AA , RB , 4.00% , 06/15/54 .... 12,700 10,827,767
Series 2024BB-1 , RB , 5.25% , 06/15/54 ... 21,290 21,893,476
Series 2025BB , RB , 5.25% , 06/15/55 .... 10,000 10,315,531
New York City Transitional Finance Authority
Series 2013A-6 , RB , 5.00% , 08/01/27 .... 2,420 2,544,615
Series 2025F, Sub-Series F-1 , RB ,
5.00% , 11/01/27 ................ 3,405 3,595,981
Series 2025J, Sub-Series J-1 , RB ,
5.00% , 11/01/27 ................ 5,000 5,280,441
Security
Par (000)
Par (000) Value
New York (continued)
Series 2026, Sub-Series A-1 , RB ,
5.00% , 05/01/28 ................ USD 1,665 $ 1,778,694
Series 2025J, Sub-Series J-1 , RB ,
5.00% , 11/01/28 ................ 10,000 10,801,990
Series 2025F, Sub-Series F-1 , RB ,
5.00% , 11/01/28 ................ 3,000 3,240,597
Series 2026, Sub-Series A-1 , RB ,
5.00% , 05/01/29 ................ 3,275 3,573,605
Series 2024D-1 , RB , 5.00% , 11/01/29 .... 8,075 8,892,574
Series 2026, Sub-Series A-1 , RB ,
5.00% , 05/01/30 ................ 1,250 1,386,670
Series 2025C, Sub-Series C-1 , RB ,
5.00% , 05/01/30 ................ 3,000 3,328,008
Series 2025F, Sub-Series F-1 , RB ,
5.00% , 11/01/30 ................ 2,500 2,791,506
Series 2025E , RB , 5.00% , 11/01/30 ..... 9,500 10,607,725
Series 2025J, Sub-Series J-1 , RB ,
5.00% , 11/01/30 ................ 3,045 3,400,055
Series 2025A, Sub-Series A-1 , RB ,
5.00% , 11/01/31 ................ 20,000 22,405,384
Series 2025J, Sub-Series J-1 , RB ,
5.00% , 11/01/31 ................ 7,500 8,402,019
Series 2026, Sub-Series A-1 , RB ,
5.00% , 05/01/32 ................ 11,615 13,016,251
Series 2025G, Sub-Series G-1 , RB ,
5.00% , 11/01/32 ................ 9,000 10,114,045
Series 2025H, Sub-Series H-1 , RB ,
5.00% , 11/01/32 ................ 5,410 6,079,665
Series 2025F, Sub-Series F-1 , RB ,
5.00% , 11/01/32 ................ 2,500 2,809,457
Series 2025H, Sub-Series H-1 , RB ,
5.00% , 11/01/33 ................ 7,875 8,887,097
Series 2024D-1 , RB , 5.00% , 11/01/33 .... 8,000 9,028,162
Series 2024C , RB , 5.00% , 05/01/34 ..... 6,585 7,407,462
Series 2025J, Sub-Series J-1 , RB ,
5.00% , 11/01/34 ................ 8,335 9,464,212
Series 2024D-1 , RB , 5.00% , 11/01/34 .... 10,000 11,297,449
Series 2025A, Sub-Series A-1 , RB ,
5.00% , 11/01/34 ................ 17,845 20,262,610
Series 2025F, Sub-Series F-1 , RB ,
5.00% , 11/01/34 ................ 7,245 8,226,540
Series 2024B , RB , 5.00% , 05/01/35 ..... 5,000 5,551,028
Series 2026, Sub-Series A-1 , RB ,
5.00% , 05/01/35
(a)
............... 2,500 2,833,000
Series 2025A, Sub-Series A-1 , RB ,
5.00% , 11/01/35 ................ 11,745 13,115,858
Series 2025E , RB , 5.00% , 11/01/35 ..... 5,160 5,762,267
Series 2025J, Sub-Series J-1 , RB ,
5.00% , 11/01/35 ................ 5,270 5,913,380
Series 2024D-1 , RB , 5.00% , 11/01/35 .... 10,000 11,112,593
Series 2024B , RB , 5.00% , 05/01/36 ..... 5,770 6,304,626
Series 2025A, Sub-Series A-1 , RB ,
5.00% , 11/01/36 ................ 2,600 2,869,039
Series 2024D-1 , RB , 5.00% , 11/01/36 .... 5,200 5,713,092
Series 2025B, Sub-Series B-1 , RB ,
5.00% , 11/01/36 ................ 4,920 5,429,105
Series 2025F, Sub-Series F-1 , RB ,
5.00% , 11/01/36
(a)
............... 2,000 2,216,391
Series 2025F, Sub-Series F-1 , RB ,
5.00% , 11/01/37
(a)
............... 9,750 10,637,507
Series 2024D-1 , RB , 5.00% , 11/01/37 .... 7,500 8,123,142
Series 2025AG, Sub-Series A-1 , RB ,
5.00% , 11/01/37 ................ 5,000 5,435,470
Series 2025E , RB , 5.00% , 11/01/37 ..... 15,000 16,306,410

Schedule of Investments
(unaudited) (continued)
August 31, 2025
iShares
®
National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2024G, Sub-Series G-1 , RB ,
5.00% , 05/01/38 ................ USD 1,645 $ 1,775,496
Series 2025A, Sub-Series A-1 , RB ,
5.00% , 11/01/38 ................ 11,000 11,845,570
Series 2025F, Sub-Series F-1 , RB ,
5.00% , 11/01/38 ................ 24,130 26,068,097
Series 2025B, Sub-Series B-1 , RB ,
5.00% , 11/01/38 ................ 11,650 12,545,536
Series 2026, Sub-Series A-1 , RB ,
5.00% , 05/01/39
(a)
............... 7,830 8,459,157
Series 2024B , RB , 5.00% , 05/01/39 ..... 1,500 1,594,054
Series 2025A, Sub-Series A-1 , RB ,
5.00% , 11/01/39 ................ 4,500 4,811,516
Series 2025H, Sub-Series H-1 , RB ,
5.00% , 11/01/39 ................ 7,000 7,506,220
Series 2024D-1 , RB , 5.00% , 11/01/39 .... 5,850 6,236,517
Series 2024G, Sub-Series G-1 , RB ,
5.00% , 05/01/40 ................ 10,510 11,105,296
Series 2024B , RB , 5.00% , 05/01/40 ..... 2,500 2,631,209
Series 2025H, Sub-Series H-1 , RB ,
5.00% , 11/01/40 ................ 8,000 8,497,562
Series 2025I, Sub-Series I-1 , RB ,
5.00% , 05/01/41 ................ 5,000 5,259,985
Series 2025C, Sub-Series C-1 , RB ,
5.00% , 05/01/41 ................ 3,000 3,149,400
Series 2025D , RB , 5.00% , 05/01/41 ..... 7,265 7,626,797
Series 2025D , RB , 5.00% , 05/01/42 ..... 2,000 2,086,377
Series 2025E , RB , 5.00% , 11/01/42 ..... 7,500 7,823,913
Series 2024G-1 , RB , 5.00% , 05/01/43 .... 4,000 4,124,536
Series 2024B , RB , 5.00% , 05/01/43 ..... 3,000 3,080,702
Series 2025E , RB , 5.00% , 11/01/43 ..... 6,000 6,196,049
Series 2024B , RB , 5.50% , 05/01/44 ..... 2,000 2,121,458
Series 2024F-1 , RB , 5.00% , 02/01/45 .... 8,045 8,212,528
Series 2024G-1 , RB , 5.00% , 05/01/45 .... 11,000 11,230,809
Series 2025C, Sub-Series C-1 , RB ,
5.00% , 05/01/46 ................ 5,000 5,074,323
Series 2025D , RB , 5.00% , 05/01/46 ..... 9,925 10,072,530
Series 2024F-1 , RB , 5.00% , 02/01/47 .... 30,090 30,408,807
Series 2025C, Sub-Series C-1 , RB ,
5.00% , 05/01/47 ................ 10,000 10,110,053
Series 2024G-1 , RB , 5.00% , 05/01/47 .... 12,250 12,382,157
Series 2024B , RB , 5.50% , 05/01/47 ..... 2,500 2,624,610
Series 2024F-1 , RB , 5.00% , 02/01/48 .... 9,575 9,659,420
Series 2024C , RB , 5.25% , 05/01/48 ..... 6,855 7,034,227
Series 2024G, Sub-Series G-1 , RB ,
5.25% , 05/01/49 ................ 2,405 2,473,454
Series 2026, Sub-Series A-1 , RB ,
5.50% , 05/01/50 ................ 2,500 2,634,341
Series 2024G-1 , RB , 5.00% , 05/01/52 .... 3,400 3,422,463
Series 2024F, Sub-Series F-1 , RB ,
5.25% , 02/01/53 ................ 1,500 1,536,526
Series 2024B , RB , 4.38% , 05/01/53 ..... 25,000 22,931,562
Series 2025I, Sub-Series I-1 , RB ,
5.50% , 05/01/53 ................ 8,825 9,256,479
Series 2025E , RB , 4.13% , 11/01/53 ..... 9,490 8,200,832
Series 2025E , RB , 5.00% , 11/01/53 ..... 17,620 17,723,021
New York City Transitional Finance Authority
Building Aid
Series 2016S-1 , RB , 5.00% , 07/15/29 ( SAW ) 4,770 4,813,452
Series S-1 , RB , 5.00% , 07/15/29 ( SAW ) .. 3,000 3,136,349
Series 2026S-2 , RB , 5.00% , 07/15/30
(a)
... 4,405 4,864,105
Series S-2 , RB , 5.00% , 07/15/31 ( SAW ) .. 2,025 2,105,587
Series S-1 , RB , 5.00% , 07/15/31 ( SAW ) .. 5,925 6,160,792
Series 2018S-4A , RB , 5.00% , 07/15/31
( SAW ) ....................... 2,500 2,651,378
Security
Par (000)
Par (000) Value
New York (continued)
Series 2019S-3A , RB , 5.00% , 07/15/31
( SAW ) ....................... USD 8,295 $ 8,797,272
Series 2016S-1 , RB , 5.00% , 07/15/32 ( SAW ) 5,000 5,045,547
Series 2018S-4A , RB , 5.00% , 07/15/32
( SAW ) ....................... 2,750 2,904,973
Series 2022S-1A , RB , 5.00% , 07/15/32
( SAW ) ....................... 1,500 1,679,342
Series 2022S-1A , RB , 4.00% , 07/15/34
( SAW ) ....................... 1,000 1,021,047
Series 2019S-2A , RB , 5.00% , 07/15/34
( SAW ) ....................... 3,000 3,148,330
Series 2022S-1A , RB , 4.00% , 07/15/35
( SAW ) ....................... 16,175 16,383,651
Series S-1 , RB , 5.00% , 07/15/35 ( SAW ) .. 8,425 8,677,079
Series 2019S-3A , RB , 5.00% , 07/15/35
( SAW ) ....................... 5,000 5,223,222
Series 2019S-2A , RB , 5.00% , 07/15/35
( SAW ) ....................... 3,000 3,133,933
Series 2019S-2A , RB , 4.00% , 07/15/36
( SAW ) ....................... 2,000 2,002,927
Series 2019S-3A , RB , 5.00% , 07/15/36
( SAW ) ....................... 5,000 5,195,186
Series 2026S-2 , RB , 5.00% , 07/15/36
(a)
... 5,500 6,053,439
Series 2019S-3A , RB , 5.00% , 07/15/37
( SAW ) ....................... 1,000 1,033,602
Series 2018S-4A , RB , 5.00% , 07/15/37
( SAW ) ....................... 5,200 5,374,729
Series 2022S-1A , RB , 3.00% , 07/15/38
( SAW ) ....................... 10,400 8,865,173
Series 2019S-3A , RB , 4.00% , 07/15/38
( SAW ) ....................... 2,500 2,443,809
Series 2022, Sub-Series S-1A , RB ,
3.00% , 07/15/39 ( SAW ) ........... 1,535 1,272,723
Series 2015S-1 , RB , 5.00% , 07/15/40 ( SAW ) 900 900,167
Series 2026S-1 , RB , 5.00% , 07/15/41 ( SAW ) 8,500 8,970,574
Series 2026S-2 , RB , 5.00% , 07/15/41
(a)
... 2,515 2,640,510
Series 2026S-1 , RB , 5.00% , 07/15/42 ( SAW ) 3,700 3,869,689
Series 2018S-3 , RB , 5.00% , 07/15/43 ( SAW ) 6,250 6,323,332
Series 2016S-1 , RB , 5.00% , 07/15/43 ( SAW ) 12,900 13,017,511
Series 2020S-1 , RB , 3.00% , 07/15/49 ( SAW ) 1,375 957,998
New York City Transitional Finance Authority
Future Tax Secured
Series 2011A-4 , RB , VRDN ( Barclays Bank
plc SBPA ), 3.85% , 09/03/25
(c)
....... 28,465 28,465,000
Series 2023E-1 , RB , 5.00% , 11/01/25 .... 14,775 14,836,624
Series 2021F-1 , RB , 5.00% , 11/01/25 .... 17,475 17,547,885
Series 2021F-1 , RB , 5.00% , 11/01/26 .... 1,210 1,248,379
Series 2022A-1 , RB , 5.00% , 11/01/26 .... 2,240 2,311,049
Series C , RB , 5.00% , 11/01/26 ......... 4,355 4,493,132
Series 2022B-1 , RB , 5.00% , 08/01/27 .... 2,960 3,112,422
Series 2022A-1 , RB , 5.00% , 11/01/27 .... 4,620 4,879,128
Series 2022D-1 , RB , 5.00% , 11/01/27 .... 5,000 5,280,442
Series 2021A , RB , 5.00% , 11/01/27 ..... 3,920 4,139,866
Series C , RB , 5.00% , 11/01/27 ......... 1,100 1,103,878
Series 2023E-1 , RB , 5.00% , 11/01/28 .... 12,010 12,973,190
Series 2021A , RB , 5.00% , 11/01/28 ..... 3,000 3,240,597
Series 2021F-1 , RB , 5.00% , 11/01/28 .... 19,530 21,145,992
Series C , RB , 5.00% , 11/01/28 ......... 1,000 1,003,475
Series 2018-1 , RB , 5.00% , 11/01/28 ..... 6,000 6,321,345
Series 2013A-6 , RB , 5.00% , 08/01/29 .... 5,560 6,096,573
Series 2023E-1 , RB , 5.00% , 11/01/29 .... 9,700 10,682,101
Series 2021A , RB , 5.00% , 11/01/29 ..... 7,715 8,496,124
Series C , RB , 5.00% , 11/01/29 ......... 7,270 7,563,582
Series 2022D-1 , RB , 5.00% , 11/01/29 .... 6,860 7,554,558
Series 2016E-1 , RB , 5.00% , 02/01/30 .... 1,440 1,454,131

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2025
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2018B-1 , RB , 5.00% , 08/01/30 .... USD 1,000 $ 1,044,327
Series 2023B-1 , RB , 5.00% , 11/01/30 .... 4,000 4,466,410
Series 2016E-1 , RB , 5.00% , 02/01/31 .... 1,000 1,009,315
Series 2021C-1 , RB , 5.00% , 05/01/31 .... 3,500 3,863,468
Series 2017F-1 , RB , 5.00% , 05/01/31 .... 5,000 5,182,930
Series B , RB , 5.00% , 08/01/31 ......... 3,500 3,568,838
Series 2017E-1 , RB , 5.00% , 02/01/32 .... 3,100 3,190,883
Series 2017F-1 , RB , 5.00% , 05/01/32 .... 3,250 3,359,641
Series 2017A-1 , RB , 5.00% , 05/01/32 .... 3,380 3,426,153
Series B , RB , 5.00% , 08/01/32 ......... 1,760 1,792,534
Series 2021A , RB , 5.00% , 11/01/32 ..... 3,035 3,314,851
Series 2022D-1 , RB , 5.00% , 11/01/32 .... 5,025 5,620,136
Series 2017E-1 , RB , 5.00% , 02/01/33 .... 1,000 1,026,992
Series 2018C-2 , RB , 5.00% , 05/01/33 .... 13,990 14,619,146
Series 2017F-1 , RB , 5.00% , 05/01/33 .... 2,700 2,784,543
Series 2018A-2 , RB , 5.00% , 08/01/33 .... 3,570 3,695,497
Series 2018B-1 , RB , 5.00% , 08/01/33 .... 1,000 1,035,153
Series 2022A-1 , RB , 5.00% , 11/01/33 .... 3,000 3,285,132
Series 2021A , RB , 5.00% , 11/01/33 ..... 3,055 3,317,482
Series 2021F-1 , RB , 5.00% , 11/01/33 .... 2,500 2,716,247
Series 2017E-1 , RB , 5.00% , 02/01/34 .... 4,595 4,709,861
Series 2016E-1 , RB , 5.00% , 02/01/34 .... 5,430 5,470,688
Series 2024A-1 , RB , 5.00% , 05/01/34 .... 6,000 6,708,927
Series 2017A-1 , RB , 5.00% , 05/01/34 .... 3,010 3,045,331
Series 2019A-1 , RB , 5.00% , 08/01/34 .... 2,030 2,121,195
Series B-1 , RB , 5.00% , 08/01/34 ....... 1,000 1,044,924
Series 2022A-1 , RB , 5.00% , 11/01/34 .... 5,335 5,791,077
Series 2020B-1 , RB , 5.00% , 11/01/34 .... 1,000 1,061,210
Series 2019C-1 , RB , 5.00% , 11/01/34 .... 4,000 4,217,205
Series 2020A-2 , RB , 5.00% , 05/01/35 .... 1,235 1,297,855
Series 2018B-1 , RB , 4.00% , 08/01/35 .... 1,605 1,609,926
Series B-1 , RB , 5.00% , 08/01/35 ....... 3,000 3,123,550
Series 2018A-2 , RB , 5.00% , 08/01/35 .... 2,165 2,228,977
Series 2020B-1 , RB , 5.00% , 11/01/35 .... 8,500 8,958,871
Series B-1 , RB , 5.00% , 11/01/35 ....... 2,475 2,480,392
Series 2020C-1 , RB , 4.00% , 05/01/36 .... 5,000 4,971,777
Series 2021C-1 , RB , 4.00% , 05/01/36 .... 5,000 4,971,777
Series 2020A-2 , RB , 5.00% , 05/01/36 .... 5,000 5,218,476
Series 2017F-1 , RB , 5.00% , 05/01/36 .... 3,210 3,286,395
Series B , RB , 5.00% , 08/01/36 ......... 9,000 9,112,617
Series 2022A-1 , RB , 4.00% , 11/01/36 .... 5,005 4,941,864
Series 2021A , RB , 5.00% , 11/01/36 ..... 16,345 17,232,449
Series 2016E-1 , RB , 5.00% , 02/01/37 .... 5,135 5,162,040
Series 2017E-1 , RB , 5.00% , 02/01/37 .... 2,685 2,734,180
Series 2017F-1 , RB , 4.00% , 05/01/37 .... 6,935 6,894,328
Series 2020C-1 , RB , 4.00% , 05/01/37 .... 4,750 4,671,542
Series 2021C-1 , RB , 5.00% , 05/01/37 .... 11,385 11,963,326
Series 2020A-2 , RB , 5.00% , 05/01/37 .... 2,500 2,595,238
Series B , RB , 4.00% , 08/01/37 ......... 1,080 1,057,927
Series 2019A-1 , RB , 5.00% , 08/01/37 .... 1,560 1,610,704
Series B-1 , RB , 5.25% , 08/01/37 ....... 3,000 3,120,523
Series 2021A , RB , 3.00% , 11/01/37 ..... 2,000 1,743,353
Series 2019C-1 , RB , 4.00% , 11/01/37 .... 11,000 10,781,284
Series 2023B-1 , RB , 5.25% , 11/01/37 .... 2,000 2,163,105
Series 2023D-1 , RB , 5.25% , 11/01/37 .... 3,375 3,650,239
Series 2020C-1 , RB , 4.00% , 05/01/38 .... 9,000 8,728,673
Series 2024A-1 , RB , 5.00% , 05/01/38 .... 1,000 1,068,734
Series 2023A-1 , RB , 4.00% , 08/01/38 .... 1,500 1,447,706
Series B , RB , 5.00% , 08/01/38 ......... 9,000 9,082,698
Series 2019C-1 , RB , 4.00% , 11/01/38 .... 1,000 967,316
Series 2021D-1 , RB , 4.00% , 11/01/38 .... 11,875 11,305,714
Series 2023B-1 , RB , 5.25% , 11/01/38 .... 1,000 1,075,234
Series 2022C-1 , RB , 4.00% , 02/01/39 .... 2,960 2,816,804
Series 2021E-1 , RB , 4.00% , 02/01/39 .... 3,000 2,919,457
Series 2024A-1 , RB , 5.00% , 05/01/39 .... 2,005 2,124,150
Security
Par (000)
Par (000) Value
New York (continued)
Series 2017F-1 , RB , 5.00% , 05/01/39 .... USD 11,400 $ 11,574,736
Series C-3 , RB , 5.00% , 05/01/39 ....... 7,015 7,180,447
Series 2020A-2 , RB , 5.00% , 05/01/39 .... 3,385 3,483,437
Series 2022B-1 , RB , 4.00% , 08/01/39 .... 6,500 6,132,044
Series 2021A , RB , 3.00% , 11/01/39 ..... 10,630 8,898,621
Series 2019C-1 , RB , 4.00% , 11/01/39 .... 10,135 9,621,578
Series 2021D-1 , RB , 4.00% , 11/01/39 .... 4,000 3,757,922
Series 2023E-1 , RB , 5.00% , 11/01/39 .... 16,135 17,030,907
Series 2021E-1 , RB , 4.00% , 02/01/40 .... 2,500 2,364,173
Series 2016E-1 , RB , 5.00% , 02/01/40 .... 4,150 4,162,140
Series 2017E-1 , RB , 5.00% , 02/01/40 .... 7,500 7,583,518
Series 2022F-1 , RB , 5.00% , 02/01/40 .... 1,350 1,408,290
Series 2021C-1 , RB , 4.00% , 05/01/40 .... 5,000 4,659,568
Series 2020C-1 , RB , 4.00% , 05/01/40 .... 1,000 931,914
Series C-3 , RB , 5.00% , 05/01/40 ....... 6,260 6,384,802
Series 2024A-1 , RB , 5.00% , 05/01/40 .... 2,000 2,099,512
Series 2017A-1 , RB , 5.00% , 05/01/40 .... 3,200 3,214,896
Series 2018A-3 , RB , 5.00% , 08/01/40 .... 5,000 5,073,591
Series 2019C-1 , RB , 4.00% , 11/01/40 .... 18,370 17,198,655
Series 2022F-1 , RB , 5.00% , 02/01/41 .... 3,665 3,785,236
Series 2021C-1 , RB , 4.00% , 05/01/41 .... 2,000 1,832,258
Series 2020A-3 , RB , 4.00% , 05/01/41 .... 25,880 23,828,544
Series C-3 , RB , 5.00% , 05/01/41 ....... 2,000 2,032,895
Series 2019A-1 , RB , 4.00% , 08/01/41 .... 2,000 1,844,874
Series 2018A-3 , RB , 5.00% , 08/01/41 .... 5,000 5,061,298
Series 2020B-1 , RB , 4.00% , 11/01/41 .... 1,000 919,019
Series 2021E-1 , RB , 4.00% , 02/01/42 .... 5,000 4,533,606
Series 2022C-1 , RB , 4.00% , 02/01/42 .... 4,230 3,830,098
Series 2021C-1 , RB , 4.00% , 05/01/42 .... 7,770 7,037,880
Series 2020A-3 , RB , 4.00% , 05/01/42 .... 6,795 6,137,516
Series C-3 , RB , 4.00% , 05/01/42 ....... 5,780 5,240,327
Series 2018A-3 , RB , 4.00% , 08/01/42 .... 4,750 4,310,373
Series 2018B-1 , RB , 4.00% , 08/01/42 .... 4,155 3,770,442
Series 2022B-1 , RB , 4.00% , 08/01/42 .... 7,710 6,976,650
Series 2019A-1 , RB , 5.00% , 08/01/42 .... 3,040 3,082,526
Series 2023A-1 , RB , 5.25% , 08/01/42 .... 6,425 6,739,039
Series 2019C-1 , RB , 4.00% , 11/01/42 .... 9,540 8,607,222
Series 2020B-1 , RB , 4.00% , 11/01/42 .... 5,750 5,187,791
Series 2021E-1 , RB , 4.00% , 02/01/43 .... 4,000 3,605,084
Series 2017E-1 , RB , 5.00% , 02/01/43 .... 2,820 2,838,523
Series 2022F-1 , RB , 5.00% , 02/01/43 .... 1,000 1,019,841
Series 2020A-3 , RB , 4.00% , 05/01/43 .... 2,955 2,633,663
Series 2021C-1 , RB , 4.00% , 05/01/43 .... 5,000 4,481,986
Series C-3 , RB , 4.00% , 05/01/43 ....... 5,000 4,512,294
Series 2021D-1 , RB , 4.00% , 11/01/43 .... 13,000 11,649,015
Series 2017E-1 , RB , 4.00% , 02/01/44 .... 2,195 1,964,226
Series 2017F-1 , RB , 4.00% , 05/01/44 .... 1,000 892,063
Series 2020A-3 , RB , 4.00% , 05/01/44 .... 11,000 9,697,707
Series 2023F-1 , RB , 5.00% , 02/01/45 .... 20,000 20,324,900
Series 2020C-1 , RB , 4.00% , 05/01/45 .... 5,250 4,615,622
Series 2022B-1 , RB ,
4.00
% , 08/01/45 .... 18,165 15,940,888
Series 2023A-1 , RB , 5.00% , 08/01/45 .... 3,140 3,182,726
Series 2018B-1 , RB , 5.00% , 08/01/45 .... 3,500 3,521,664
Series 2022B-1 , RB , 5.00% , 08/01/45 .... 16,000 16,108,391
Series 2020B-1 , RB , 4.00% , 11/01/45 .... 31,680 27,722,639
Series 2023D-1 , RB , 5.50% , 11/01/45 .... 7,650 8,022,745
Series 2021E-1 , RB , 4.00% , 02/01/46 .... 30,580 26,651,797
Series 2022C-1 , RB , 4.00% , 02/01/47 .... 26,305 22,782,939
Series 2021D-1 , RB , 4.00% , 11/01/47 .... 8,725 7,545,562
Series 2020B-1 , RB , 4.00% , 11/01/47 .... 4,000 3,439,410
Series 2022B-1 , RB , 4.00% , 08/01/48 .... 1,750 1,503,519
Series 2023A-1 , RB , 4.00% , 08/01/48 .... 14,595 12,637,917
Series 2023D-1 , RB , 5.25% , 11/01/48 .... 17,985 18,392,488
Series 2021E-1 , RB , 4.00% , 02/01/49 .... 1,000 854,713
Series 2021D-1 , RB , 3.00% , 11/01/50 .... 3,675 2,556,762

Schedule of Investments
(unaudited) (continued)
August 31, 2025
iShares
®
National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2021E-1 , RB , 3.00% , 02/01/51 .... USD 7,155 $ 4,956,682
Series 2023F-1 , RB , 4.00% , 02/01/51 .... 7,245 6,261,853
Series 2022F-1 , RB , 4.00% , 02/01/51 .... 5,425 4,688,827
Series 2022C-1 , RB , 5.00% , 02/01/51 .... 10,000 10,019,485
Series 2024A-1 , RB , 4.00% , 05/01/53 .... 3,000 2,529,059
New York Power Authority
Series 2022A , RB , 5.00% , 11/15/28 ( AG ) .. 1,000 1,089,099
Series 2022A , RB , 5.00% , 11/15/32 ..... 1,000 1,122,533
Series 2022A , RB , 4.00% , 11/15/37 ..... 500 504,623
Series 2022A , RB , 4.00% , 11/15/41 ..... 2,000 1,881,019
Series 2024A , RB , 5.00% , 11/15/42 ..... 2,000 2,111,441
Series 2020A , RB , 4.00% , 11/15/45 ..... 10,555 9,418,022
Series 2020A , RB , 4.00% , 11/15/50 ..... 32,950 28,388,547
Series 2022A , RB , 4.00% , 11/15/52 ..... 12,825 10,939,002
Series 2020A , RB , 4.00% , 11/15/55 ..... 9,090 7,667,007
Series 2020A , RB , 3.25% , 11/15/60 ..... 1,000 688,507
Series 2020A , RB , 4.00% , 11/15/60 ..... 18,210 15,092,818
Series 2022A , RB , 4.00% , 11/15/61 ..... 5,000 4,175,476
New York State Dormitory Authority
Series 2019D , RB , 5.00% , 02/15/26 ..... 5,020 5,080,454
Series 2016D , RB , 5.00% , 02/15/26 ..... 5,000 5,058,726
Series 2005B , RB , 5.50% , 03/15/26 ( AMBAC ) 1,105 1,123,748
Series 2025B , RB , 5.00% , 07/01/26
(a)
.... 2,275 2,326,546
Series 2005B , RB , 5.50% , 03/15/27 ( AMBAC ) 2,335 2,449,521
Series 1998A , RB , 5.75% , 07/01/27 ( NPFGC ) 160 166,958
Series 2025A , RB , 5.00% , 10/01/27 ( AG )
(a)
2,520 2,659,258
Series 2015B , RB , 5.00% , 03/15/28 ..... 2,000 2,001,834
Series 2018A , RB , 5.00% , 03/15/28 ..... 5 5,335
Series 2005B , RB , 5.50% , 03/15/28 ( AMBAC ) 6,505 7,006,800
Series 2024A , RB , 5.00% , 07/01/28 ..... 25,000 26,519,572
Series 2025A , RB , 5.00% , 10/01/28 ..... 1,905 2,058,362
Series 2017B-2 , RB , 5.00% , 02/15/29 .... 11,700 12,342,541
Series 2019D , RB , 5.00% , 02/15/29 ..... 9,705 10,622,180
Series 2019A , RB , 5.00% , 03/15/29 ..... 2,510 2,752,254
Series 2020A , RB , 5.00% , 03/15/29 ..... 7,950 8,717,299
Series 2018E , RB , 5.00% , 03/15/29 ..... 5,200 5,630,275
Series 2022A , RB , 5.00% , 03/15/29 ..... 5,000 5,482,578
Series 2025A , RB , 5.00% , 07/01/29 ..... 8,415 9,231,603
Series 2017A , RB , 5.00% , 02/15/30 ..... 4,000 4,138,623
Series 2017B-GRP2 , RB , 5.00% , 02/15/30 1,425 1,490,662
Series 2021E , RB , 5.00% , 03/15/30 ..... 19,205 21,264,734
Series 2023A , RB , 5.00% , 03/15/30 ..... 12,535 13,879,377
Series 2024B , RB , 5.00% , 03/15/30 ..... 3,000 3,329,911
Series 2021A , RB , 5.00% , 03/15/30 ..... 9,965 11,033,745
Series 2016A , RB , 5.00% , 03/15/30 ..... 5,910 6,056,368
Series 2022A , RB , 5.00% , 03/15/30 ..... 5,000 5,536,249
Series 2020A , RB , 5.00% , 03/15/30 ..... 5,000 5,536,249
Series 2019A , RB , 5.00% , 10/01/30 ( SAW ) 1,000 1,045,792
Series 2025A , RB , 5.00% , 10/01/30 ( AG )
(a)
2,225 2,488,994
Series 2017A , RB , 5.00% , 02/15/31 ..... 5,000 5,161,688
Series 2017B-2 , RB , 5.00% , 02/15/31 .... 2,000 2,085,933
Series 2015B , RB , 5.00% , 03/15/31 ..... 1,800 1,802,977
Series 2018A , RB , 5.00% , 03/15/31 ..... 3,265 3,443,626
Series 2019A , RB , 5.00% , 03/15/31 ..... 1,200 1,284,005
Series 2023A , RB , 5.00% , 03/15/31 ..... 26,000 29,097,588
Series 2017A , RB , 5.00% , 03/15/31 ..... 4,740 4,897,018
Series 2022A , RB , 5.00% , 03/15/31 ..... 10,000 11,191,380
Series 2015E , RB , 5.00% , 03/15/31 ..... 24,195 24,265,059
Series 2024A , RB , 5.00% , 03/15/31 ..... 2,570 2,876,185
Series 2001-1 , RB , 5.50% , 07/01/31
( AMBAC ) ..................... 2,000 2,177,223
Series 2017B-2 , RB , 5.00% , 02/15/32 .... 1,200 1,247,608
Series 2017A , RB , 5.00% , 02/15/32 ..... 7,050 7,260,670
Series 2015B , RB , 5.00% , 03/15/32 ..... 3,130 3,134,937
Series 2024A , RB , 5.00% , 03/15/32 ..... 5,565 6,280,567
Security
Par (000)
Par (000) Value
New York (continued)
Series 2025A , RB , 5.00% , 03/15/32 ..... USD 5,000 $ 5,642,917
Series 2018A , RB , 5.00% , 03/15/32 ..... 4,815 5,081,408
Series 2015E , RB , 5.00% , 03/15/32 ..... 300 300,862
Series 2020A , RB , 5.00% , 03/15/32 ..... 6,205 6,803,332
Series 2019D , RB , 5.00% , 02/15/33 ..... 2,205 2,375,577
Series 2017B-2 , RB , 5.00% , 02/15/33 .... 2,000 2,073,556
Series 2018A , RB , 5.00% , 03/15/33 ..... 11,715 11,949,540
Series 2018C , RB , 5.00% , 03/15/33 ..... 10,950 11,470,599
Series 2020A , RB , 5.00% , 03/15/33 ..... 12,500 13,576,036
Series 2023A , RB , 5.00% , 03/15/33 ..... 5,000 5,674,475
Series 2021E , RB , 5.00% , 03/15/33 ..... 7,050 7,862,119
Series 2025A , RB , 5.00% , 03/15/33
(a)
.... 15,000 17,023,426
Series 2017A , RB , 5.00% , 03/15/33 ..... 2,000 2,057,069
Series 2015B , RB , 5.00% , 03/15/33 ..... 4,840 4,847,152
Series 2015E , RB , 5.25% , 03/15/33 ..... 2,305 2,311,378
Series 2023A-2 , RB , 5.00% , 09/15/33 .... 14,690 16,623,620
Series 2017B-2 , RB , 5.00% , 02/15/34 .... 5,000 5,170,425
Series 2019D , RB , 5.00% , 02/15/34 ..... 21,700 23,218,353
Series 2020A , RB , 4.00% , 03/15/34 ..... 15,620 15,775,883
Series 2015B , RB , 5.00% , 03/15/34 ..... 4,635 4,641,353
Series 2019A , RB , 5.00% , 03/15/34 ..... 2,040 2,149,299
Series 2015E , RB , 5.00% , 03/15/34 ..... 21,475 21,525,488
Series 2023A , RB , 5.00% , 03/15/34 ..... 7,515 8,406,470
Series 2017A , RB , 5.00% , 03/15/34 ..... 2,000 2,053,100
Series 2025A , RB , 5.00% , 07/01/34
(a)
.... 5,000 5,688,280
Series 2017A , RB , 5.00% , 07/01/34 ..... 3,000 3,097,510
Series 2015E , RB , 3.25% , 03/15/35 ..... 25,000 23,988,353
Series 2020A , RB , 4.00% , 03/15/35 ..... 5,000 5,023,917
Series 2018E , RB , 5.00% , 03/15/35 ..... 10,190 10,685,172
Series 2021A , RB , 5.00% , 03/15/35 ..... 10,210 11,004,306
Series 2023A-1 , RB , 5.00% , 03/15/35 .... 16,170 18,003,532
Series 2021E , RB , 5.00% , 03/15/35 ..... 14,000 15,295,267
Series 2017A , RB , 5.00% , 03/15/35 ..... 5,000 5,123,308
Series 2022A , RB , 5.00% , 10/01/35 ( BAM ) 6,060 6,473,860
Series 2025A , RB , 5.00% , 10/01/35 ( AG )
(a)
2,000 2,233,747
Series 2017B-2 , RB , 5.00% , 02/15/36 .... 2,020 2,077,257
Series 2017A , RB , 5.00% , 02/15/36 ..... 1,500 1,532,219
Series 2021A , RB , 5.00% , 03/15/36 ..... 10,000 10,685,260
Series 2018A , RB , 5.00% , 03/15/36 ..... 5,005 5,191,579
Series 2016A , RB , 5.00% , 03/15/36 ..... 10,500 10,678,979
Series 2019A , RB , 5.00% , 03/15/36 ..... 7,000 7,298,347
Series 2017A , RB , 4.00% , 07/01/36 ..... 5,000 5,004,396
Series 2025B , RB , 4.00% , 07/01/36
(a)
.... 5,075 5,104,651
Series 2016A , RB , 5.00% , 07/01/36 ..... 1,275 1,292,951
Series 2019D , RB , 4.00% , 02/15/37 ..... 2,500 2,476,585
Series 2017B-2 , RB , 5.00% , 02/15/37 .... 6,215 6,374,603
Series 2021E , RB , 4.00% , 03/15/37 ..... 11,000 10,874,959
Series 2020A , RB , 4.00% , 03/15/37 ..... 9,750 9,656,825
Series 2019A , RB , 5.00% , 03/15/37 ..... 1,505 1,561,129
Series 2018A , RB , 4.00% , 07/01/37 ..... 14,710 14,632,659
Series 2024A , RB , 5.00% , 10/01/37 ..... 650 694,388
Series 2019D , RB , 4.00% , 02/15/38 ..... 2,000 1,964,468
Series 2017B , RB , 5.00% , 02/15/38 ..... 1,960 2,004,757
Series 2018E , RB , 5.00% , 03/15/38 ..... 10,000 10,345,312
Series 2024A , RB , 5.00% , 10/01/38 ..... 1,000 1,057,380
Series 2018B , RB , 5.00% , 10/01/38 ..... 10,700 10,975,197
Series 2019D , RB , 4.00% , 02/15/39 ..... 4,415 4,294,157
Series 2017B , RB , 5.00% , 02/15/39 ..... 3,000 3,061,290
Series 2021E , RB , 4.00% , 03/15/39 ..... 11,230 10,894,351
Series 2023A , RB , 5.00% , 03/15/39 ..... 1,115 1,181,119
Series 2019A , RB , 5.00% , 03/15/39 ..... 4,250 4,362,795
Series 2018C , RB , 5.00% , 03/15/39 ..... 1,500 1,538,240
Series 2023A-1 , RB , 5.00% , 03/15/39 .... 10,000 10,673,215
Series 2018A , RB , 5.25% , 03/15/39 ..... 6,100 6,306,307
Series 2021A , RB , 4.00% , 07/01/39 ..... 4,750 4,695,458

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2025
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2016A , RB , 4.00% , 07/01/39 ..... USD 5,170 $ 5,020,230
Series 2025A , RB , 5.00% , 07/01/39
(a)
.... 4,900 5,291,635
Series 2024A , RB , 5.00% , 10/01/39 ..... 850 893,071
Series 2016A , RB , 5.00% , 02/15/40 ..... 3,000 3,023,173
Series 2022A , RB , 4.00% , 03/15/40 ..... 6,155 5,808,535
Series 2018E , RB , 5.00% , 03/15/40 ..... 4,000 4,099,513
Series 2021A , RB , 4.00% , 07/01/40 ..... 13,530 13,300,039
Series 2001-1 , RB , 5.50% , 07/01/40
( AMBAC ) ..................... 530 595,029
Series 2025A , RB , 5.00% , 10/01/40 ..... 1,750 1,849,414
Series 2016A , RB , 5.00% , 02/15/41 ..... 2,320 2,335,547
Series 2021E , RB , 3.00% , 03/15/41 ..... 10,250 8,228,355
Series 2020A , RB , 3.00% , 03/15/41 ..... 5,000 4,013,831
Series 2021A , RB , 4.00% , 03/15/41 ..... 3,995 3,708,022
Series 2024A , RB , 5.00% , 03/15/41 ..... 5,500 5,746,605
Series 2022A , RB , 5.00% , 03/15/41 ..... 1,000 1,036,427
Series 2018A , RB , 5.00% , 03/15/41 ..... 3,500 3,569,273
Series 2018E , RB , 5.00% , 03/15/41 ..... 5,000 5,106,404
Series 2018A , RB , 4.00% , 07/01/41 ..... 1,000 926,721
Series 2016A , RB , 4.00% , 07/01/41 ..... 1,000 924,170
Series 2017B , RB , 5.00% , 02/15/42 ..... 1,000 1,010,995
Series 2020A , RB , 3.00% , 03/15/42 ..... 6,375 4,988,376
Series 2021E , RB , 4.00% , 03/15/42 ..... 5,605 5,094,413
Series 2021A , RB , 4.00% , 03/15/42 ..... 13,515 12,318,302
Series 2018A , RB , 5.00% , 03/15/42 ..... 4,210 4,288,767
Series 2017A , RB , 5.00% , 03/15/42 ..... 1,500 1,512,897
Series 2019A , RB , 5.00% , 07/01/42 ..... 18,785 19,085,197
Series 2021A , RB , 4.00% , 03/15/43 ..... 10,000 9,002,422
Series 2018A , RB , 4.00% , 03/15/43 ..... 5,000 4,501,211
Series 2020A , RB , 4.00% , 03/15/43 ..... 5,000 4,501,211
Series 2024A , RB , 5.00% , 03/15/43 ..... 5,050 5,205,949
Series 2019A , RB , 5.00% , 03/15/43 ..... 2,525 2,556,832
Series 2017A , RB , 5.00% , 03/15/43 ..... 1,000 1,007,258
Series 2017B , RB , 4.00% , 02/15/44 ..... 1,425 1,263,361
Series 2021E , RB , 4.00% , 03/15/44 ..... 17,500 15,603,045
Series 2020A , RB , 4.00% , 03/15/44 ..... 5,000 4,454,433
Series 2021A , RB , 5.00% , 03/15/44 ..... 6,115 6,211,258
Series 2024A , RB , 5.00% , 03/15/44 ..... 2,520 2,586,440
Series 2018A , RB , 5.00% , 03/15/44 ..... 9,000 9,123,259
Series 2017A , RB , 5.00% , 03/15/44 ..... 10,000 10,062,908
Series 2021E , RB , 4.00% , 03/15/45 ..... 5,000 4,414,372
Series 2024A , RB , 5.00% , 03/15/45 ..... 7,250 7,406,224
Series 2019A , RB , 5.00% , 03/15/45 ..... 9,695 9,790,409
Series 2018A , RB , 5.00% , 03/15/45 ..... 1,300 1,304,177
Series 2019A , RB , 4.00% , 07/01/45 ..... 10,000 8,849,830
Series 2015A , RB , 5.00% , 10/01/45 ..... 3,500 3,719,834
Series 2021E , RB , 4.00% , 03/15/46 ..... 11,000 9,627,238
Series 2020A , RB , 4.00% , 03/15/46 ..... 4,905 4,289,282
Series 2024A , RB , 5.00% , 03/15/46 ..... 13,510 13,738,104
Series 2019A , RB , 5.00% , 03/15/46 ..... 1,300 1,310,810
Series 2021A , RB , 4.00% , 07/01/46 ..... 3,000 2,660,372
Series A-2 , RB , 5.00% , 10/01/46 ....... 3,000 3,120,502
Series 2019D , RB , 4.00% , 02/15/47 ..... 63,585 55,225,289
Series 2018A , RB , 4.00% , 03/15/47 ..... 6,500 5,681,250
Series 2024A , RB , 4.00% , 03/15/47 ..... 6,490 5,661,528
Series 2019A , RB , 5.00% , 03/15/47 ..... 4,780 4,814,486
Series 2022A , RB , 4.00% , 07/01/47 ..... 940 770,797
Series A , RB , 5.00% , 10/01/47 ......... 2,500 2,627,353
Series 2021E , RB , 4.00% , 03/15/48 ..... 7,570 6,542,559
Series 2018A , RB , 4.00% , 03/15/48 ..... 950 817,748
Series 2018E , RB , 5.00% , 03/15/48 ..... 2,800 2,837,815
Series 2018A , RB , 5.00% , 07/01/48 ..... 1,250 1,289,942
Series 2018A , RB , 5.00% , 10/01/48 ..... 5,500 5,765,601
Series 2019D , RB , 3.00% , 02/15/49 ..... 5,250 3,732,800
Series 2019D , RB , 4.00% , 02/15/49 ..... 3,550 3,054,049
Security
Par (000)
Par (000) Value
New York (continued)
Series 2020A , RB , 3.00% , 03/15/49 ..... USD 14,820 $ 10,535,170
Series 2022A , RB , 4.00% , 03/15/49 ..... 6,280 5,402,661
Series 2021A , RB , 5.00% , 03/15/49 ..... 5,645 5,666,619
Series 2024B , RB , 5.00% , 03/15/49 ..... 6,000 6,072,049
Series 2024A , RB , 5.00% , 03/15/49 ..... 18,970 19,188,238
Series 2019C , RB , 4.00% , 07/01/49 ..... 11,000 9,389,977
Series 2019A , RB , 5.00% , 07/01/49 ..... 17,285 17,270,081
Series 2024A , RB , 5.00% , 03/15/50 ..... 10,000 10,098,287
Series 2020A , RB , 4.00% , 07/01/50 ..... 1,500 1,291,103
Series 2020 , RB , 4.00% , 07/01/50 ...... 5,000 4,132,042
Series 2020A , RB , 5.00% , 07/01/50 ..... 6,500 6,518,821
Series 2019B , RB , 5.00% , 07/01/50 ..... 17,920 17,917,998
Series 2020A , RB , 5.00% , 10/01/50 ..... 1,000 1,043,280
Series 2021E , RB , 3.00% , 03/15/51 ..... 27,350 19,071,059
Series 2024A , RB , 5.00% , 03/15/51 ..... 22,000 22,195,569
Series 2021A , RB , 5.00% , 07/01/51 ..... 5,000 4,990,206
Series 2024A , RB , 5.25% , 03/15/52 ..... 9,485 9,749,006
Series 2024B , RB , 4.00% , 03/15/54 ..... 5,000 4,225,671
Series 2024A , RB , 5.50% , 07/01/54 ..... 32,525 34,146,365
Series 2024A , RB , 5.00% , 03/15/55 ..... 7,000 7,040,116
New York State Environmental Facilities Corp.
Series 2016A , RB , 5.00% , 06/15/31 ..... 3,055 3,108,630
Series 2016A , RB , 5.00% , 06/15/35 ..... 4,945 5,012,069
Series 2024A , RB , 5.00% , 06/15/38 ..... 2,000 2,194,469
Series 2024A , RB , 5.00% , 06/15/39 ..... 1,000 1,087,100
Series 2016A , RB , 5.00% , 06/15/41 ..... 2,050 2,065,073
Series 2017A , RB , 5.00% , 06/15/42 ..... 2,140 2,162,954
Series 2017E , RB , 5.00% , 06/15/42 ..... 5,000 5,053,631
Series 2018B , RB , 5.00% , 06/15/43 ..... 10,000 10,118,679
Series 2016A , RB , 4.00% , 06/15/46 ..... 1,545 1,360,072
Series 2022A , RB , 4.00% , 06/15/47 ..... 15,000 13,053,990
Series 2024A , RB , 5.00% , 06/15/47 ..... 5,645 5,782,131
Series 2017E , RB , 5.00% , 06/15/47 ..... 19,095 19,199,664
Series 2022B , RB , 5.00% , 09/15/47 ..... 5,000 5,067,895
Series 2018B , RB , 5.00% , 06/15/48 ..... 11,310 11,367,938
Series 2019B , RB , 4.00% , 06/15/49 ..... 2,500 2,176,741
Series 2024A , RB , 5.00% , 06/15/49 ..... 2,115 2,155,359
Series 2020B , RB , 3.00% , 10/15/50 ..... 8,725 6,278,941
New York State Thruway Authority
Series 2021A-1 , RB , 5.00% , 03/15/26 .... 5,000 5,071,594
Series 2021A-1 , RB , 5.00% , 03/15/27 .... 39,000 40,619,947
Series 2022A , RB , 5.00% , 03/15/28 ..... 5,005 5,337,480
Series Q , RB , 5.00% , 01/01/29 ........ 4,390 4,781,743
Series 2021A-1 , RB , 5.00% , 03/15/29 .... 5,000 5,447,498
Series 2022A , RB , 5.00% , 03/15/30 ..... 10,000 11,067,973
Series Q , RB , 5.00% , 01/01/31 ........ 20,000 22,507,692
Series 2022A , RB , 5.00% , 03/15/31 ..... 16,000 17,888,739
Series L , RB , 5.00% , 01/01/33 ......... 1,000 1,042,406
Series 2025A , RB , 5.00% , 03/15/34 ..... 33,330 37,704,433
Series L , RB , 4.00% , 01/01/36 ......... 1,000 995,267
Series 2019B , RB , 5.00% , 01/01/36 ..... 2,000 2,121,748
Series 2019B , RB , 4.00% , 01/01/37 ..... 1,750 1,740,642
Series 2019B , RB , 4.00% , 01/01/38 ..... 5,500 5,412,432
Series 2019B , RB , 4.00% , 01/01/39 ..... 3,685 3,580,792
Series 2019B , RB , 4.00% , 01/01/40 ..... 2,000 1,906,973
Series 2019B , RB , 4.00% , 01/01/41 ..... 2,000 1,858,568
Series 2016A , RB , 5.00% , 01/01/41 ..... 1,005 1,006,504
Series 2021A-1 , RB , 4.00% , 03/15/41 .... 7,190 6,700,841
Series N , RB , 4.00% , 01/01/43 ......... 5,660 5,090,230
Series 2022A , RB , 4.00% , 03/15/44 ..... 40,000 35,735,096
Series 2019B , RB , 4.00% , 01/01/45 ..... 29,555 26,097,266
Series N , RB , 4.00% , 01/01/45 ......... 4,060 3,563,647
Series 2021A-1 , RB , 4.00% , 03/15/45 .... 17,080 15,237,416
Series 2019B , RB , 3.00% , 01/01/46 ..... 2,500 1,759,357
Series 2021A-1 , RB , 4.00% , 03/15/46 .... 5,315 4,698,103

Schedule of Investments
(unaudited) (continued)
August 31, 2025
iShares
®
National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series N , RB , 4.00% , 01/01/47 ......... USD 4,000 $ 3,450,104
Series O , RB , 4.00% , 01/01/48 ........ 5,845 5,060,193
Series 2022A , RB , 5.00% , 03/15/48 ..... 66,125 66,576,726
Series N , RB , 3.00% , 01/01/49 ......... 3,000 2,054,739
Series P , RB , 5.00% , 01/01/49 ......... 1,500 1,520,759
Series 2022A , RB , 4.00% , 03/15/49 ..... 6,570 5,722,337
Series 2019B , RB , 4.00% , 01/01/50 ..... 2,500 2,151,212
Series 2019B , RB , 4.00% , 01/01/50 ..... 13,500 11,521,952
Series 2021A-1 , RB , 3.00% , 03/15/50 .... 6,000 4,198,930
Series 2016A , RB , 5.00% , 01/01/51 ..... 5,000 4,965,548
Series 2022A , RB , 4.00% , 03/15/51 ..... 21,695 18,658,071
Series 2019B , RB , 4.00% , 01/01/53 ..... 10,155 8,540,321
Series 2022C , RB , 5.00% , 03/15/53 ..... 20,000 20,059,948
Series 2022C , RB , 5.00% , 03/15/54 ..... 5,000 5,014,744
Series 2016A , RB , 4.00% , 01/01/56 ..... 1,000 817,113
Series 2016A , RB , 5.25% , 01/01/56 ..... 2,480 2,483,920
Series 2022C , RB , 4.13% , 03/15/56 ..... 8,000 6,882,261
Onondaga Civic Development Corp., Series
2025, RB, 5.50%, 12/01/56 .......... 7,000 7,382,693
Onondaga County Trust for Cultural Resources
Series 2019 , RB , 5.00% , 12/01/43 ...... 1,000 1,013,484
Series 2019 , RB , 5.00% , 12/01/45 ...... 1,500 1,514,488
Series 2019 , RB , 4.00% , 12/01/49 ...... 2,500 2,138,790
Port Authority of New York & New Jersey
Series 85 , RB , 5.38% , 03/01/28 ........ 1,095 1,138,476
Series 194 , RB , 5.00% , 10/15/28 ....... 2,000 2,004,959
Series 243 , RB , 5.00% , 12/01/28 ....... 1,165 1,264,020
Series 209 , RB , 5.00% , 07/15/29 ....... 4,000 4,276,850
Series 243 , RB , 5.00% , 12/01/29 ....... 3,000 3,313,269
Series 230 , RB , 4.00% , 12/01/30 ....... 1,500 1,600,175
Series 243 , RB , 5.00% , 12/01/30 ....... 5,135 5,749,434
Series 248 , RB , 5.00% , 01/15/31 ....... 1,000 1,120,571
Series 213 , RB , 5.00% , 09/01/31 ....... 10,295 11,108,061
Series 250 , RB , 5.00% , 10/15/31
(a)
...... 10,000 11,282,319
Series 230 , RB , 3.00% , 12/01/31 ....... 5,000 5,019,899
Series 243 , RB , 5.00% , 12/01/31 ....... 4,465 5,043,515
Series 248 , RB , 5.00% , 01/15/32 ....... 1,000 1,130,167
Series 209 , RB , 5.00% , 07/15/32 ....... 3,080 3,255,311
Series 222 , RB , 5.00% , 07/15/32 ....... 1,000 1,095,754
Series 194 , RB , 5.00% , 10/15/32 ....... 1,400 1,402,893
Series 230 , RB , 3.00% , 12/01/32 ....... 3,000 2,979,745
Series 248 , RB , 5.00% , 01/15/33
(a)
...... 1,000 1,134,665
Series 213 , RB , 5.00% , 09/01/33 ....... 1,505 1,605,544
Series 194 , RB , 5.00% , 10/15/33 ....... 3,000 3,005,653
Series 213 , RB , 5.00% , 09/01/34 ....... 5,000 5,306,175
Series 194 , RB , 5.00% , 10/15/34 ....... 4,500 4,507,659
Series 209 , RB , 5.00% , 07/15/35 ....... 1,000 1,045,761
Series 194 , RB , 5.00% , 10/15/35 ....... 10,675 10,692,393
Series 213 , RB , 5.00% , 09/01/36 ....... 3,100 3,250,132
Series 250 , RB , 5.00% , 10/15/36
(a)
...... 5,000 5,582,904
Series 243 , RB , 5.00% , 12/01/36 ....... 5,500 6,068,785
Series 243 , RB , 5.00% , 12/01/37 ....... 2,875 3,136,988
Series 222 , RB , 4.00% , 07/15/38 ....... 9,430 9,338,069
Series 243 , RB , 5.00% , 12/01/38 ....... 4,250 4,583,978
Series 212 , RB , 4.00% , 09/01/39 ....... 2,000 1,954,465
Series 217 , RB , 4.00% , 11/01/39 ....... 2,000 1,948,653
Series 243 , RB , 5.00% , 12/01/39 ....... 1,950 2,085,312
Series 224 , RB , 4.00% , 07/15/40 ....... 3,850 3,720,631
Series 244 , RB , 5.00% , 07/15/40 ....... 4,590 4,891,102
Series 224 , RB , 4.00% , 07/15/41 ....... 8,270 7,806,266
Series 194 , RB , 5.00% , 10/15/41 ....... 24,960 24,982,499
Series 198 , RB , 5.00% , 11/15/41 ....... 9,475 9,656,379
Series 183 , RB , 4.00% , 12/15/41 ....... 1,000 927,002
Series 205 , RB , 5.00% , 11/15/42 ....... 2,655 2,697,857
Series 241 , RB , 5.00% , 07/15/43 ....... 9,000 9,295,982
Security
Par (000)
Par (000) Value
New York (continued)
Series 194 , RB , 4.00% , 10/15/45 ....... USD 1,000 $ 876,813
Series 198 , RB , 5.00% , 11/15/46 ....... 8,190 8,212,281
Series 200 , RB , 5.00% , 10/15/47 ....... 2,365 2,373,166
Series 244 , RB , 5.00% , 07/15/49 ....... 15,900 16,159,893
Series 216 , RB , 4.00% , 09/01/49 ....... 14,060 12,047,859
Series 217 , RB , 4.00% , 11/01/49 ....... 16,565 14,178,202
Series 224 , RB , 4.00% , 07/15/51 ....... 7,670 6,504,703
Series 230 , RB , 5.25% , 12/01/52 ....... 2,500 2,563,609
Series 240 , RB , 5.00% , 07/15/53 ....... 5,000 5,035,589
Series 244 , RB , 5.00% , 07/15/54 ....... 28,900 29,270,645
Series 245 , RB , 5.00% , 09/01/54 ....... 7,330 7,425,452
Series 194 , RB , 5.25% , 10/15/55 ....... 1,000 1,001,570
Series 200 , RB , 5.00% , 04/15/57 ....... 3,000 3,002,122
Series 205 , RB , 5.00% , 05/15/57 ....... 2,000 2,001,899
Series 224 , RB , 4.00% , 07/15/61 ....... 2,500 2,029,080
Series 93 , RB , 6.13% , 06/01/94 ........ 500 500,862
Suffolk County Water Authority
Series 2015 , RB , 4.00% , 06/01/31 ...... 1,035 1,035,943
Series 2018A , RB , 4.00% , 06/01/41 ..... 3,000 2,858,397
Triborough Bridge & Tunnel Authority
Series 2005B-4A , RB , VRDN ( TD Bank NA
LOC ), 3.90% , 09/02/25
(c)
........... 2,300 2,300,000
Series 2003B-2 , RB , VRDN ( TD Bank NA
LOC ), 3.90% , 09/03/25
(c)
........... 5,170 5,170,000
Series 2005B-3 , RB , VRDN ( Bank of America
NA LOC ), 3.90% , 09/03/25
(c)
........ 37,800 37,800,000
Series 2005A , RB , VRDN ( Barclays Bank plc
LOC ), 2.75% , 09/10/25
(c)
........... 27,750 27,750,000
Series 2021A-2 , RB , VRDN
2.00% , 05/15/26
(c)
............... 2,885 2,865,578
Series 2021B-2 , RB , VRDN
5.00% , 05/15/26
(c)
............... 2,000 2,031,976
Series 2021C-1B , RB , VRDN
5.00% , 05/15/26
(c)
............... 2,500 2,539,970
Series 2022E-2B , RB , 5.00% , 11/15/27 ... 5,965 6,278,414
Series 2022E-1 , RB , 5.00% , 11/15/27 .... 5,190 5,463,714
Series 2021A-2 , RB , VRDN
2.00% , 05/15/28
(c)
............... 4,165 4,001,996
Series 2022B , RB , 5.00% , 05/15/28 ..... 20,335 21,803,779
Series 2023B , RB , 5.00% , 11/15/28 ..... 5,000 5,372,735
Series 2025A , RB , 5.00% , 12/01/28 ..... 1,345 1,456,631
Series 2025A , RB , 5.00% , 12/01/29 ..... 1,045 1,153,182
Series 2022B , RB , 5.00% , 05/15/30 ..... 9,055 10,093,203
Series 2013A , RB , 0.00% , 11/15/30
(b)
.... 10,800 9,212,946
Series 2018B , RB , 5.00% , 11/15/30 ..... 1,000 1,123,248
Series B , RB , 5.00% , 11/15/30 ......... 3,380 3,511,537
Series 2023B , RB , 5.00% , 11/15/30 ..... 5,000 5,569,105
Series 2013A , RB , 0.00% , 11/15/31
(b)
.... 2,000 1,634,390
Series 2023A , RB , 5.00% , 11/15/31 ..... 5,000 5,669,848
Series 2018B , RB , 5.00% , 11/15/31 ..... 1,000 1,133,970
Series B , RB , 5.00% , 11/15/31 ......... 1,055 1,093,152
Series 2025A , RB , 5.00% , 12/01/31 ..... 1,000 1,128,274
Series 2012B , RB , 0.00% , 11/15/32
(b)
.... 14,650 11,527,328
Series 2013A , RB , 0.00% , 11/15/32
(b)
.... 1,800 1,406,332
Series 2023A , RB , 5.00% , 11/15/32 ..... 3,000 3,425,987
Series 2022E-2B , RB , 5.00% , 11/15/32 ... 3,000 3,375,257
Series 2021C-2 , RB , 3.00% , 05/15/33 .... 3,000 2,902,735
Series 2023B , RB , 5.00% , 11/15/33 ..... 2,250 2,545,813
Series 2023A , RB , 5.00% , 11/15/34 ..... 3,825 4,276,436
Series 2025A-2 , RB , 5.00% , 11/15/34
(a)
... 5,000 5,706,958
Series 2023C , RB , 5.00% , 11/15/35 ..... 5,000 5,553,858
Series 2018C , RB , 5.00% , 11/15/35 ..... 3,000 3,116,401
Series 2023A , RB , 5.00% , 11/15/35 ..... 3,445 3,803,812
Series B , RB , 5.00% , 11/15/35 ......... 2,000 2,054,146
Series B , RB , 5.00% , 11/15/36 ......... 2,175 2,229,152

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2025
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2024C , RB , 5.00% , 11/15/36 ..... USD 24,000 $ 26,598,869
Series 2025A , RB , 5.00% , 12/01/36 ..... 750 842,468
Series 2024C , RB , 5.00% , 11/15/37 ..... 15,000 16,374,815
Series B , RB , 5.00% , 11/15/37 ......... 2,010 2,055,588
Series 2025A-2 , RB , 5.00% , 11/15/38 .... 7,000 7,633,757
Series B , RB , 5.00% , 11/15/38 ......... 1,360 1,387,164
Series 2019C , RB , 4.00% , 11/15/40 ..... 6,000 5,666,458
Series 2023C , RB , 5.25% , 11/15/40 ..... 5,000 5,411,905
Series 2022A , RB , 4.00% , 05/15/41 ..... 1,000 939,892
Series 2023C , RB , 5.00% , 11/15/41 ..... 5,000 5,244,783
Series 2025A , RB , 5.00% , 12/01/41 ..... 1,000 1,048,640
Series 2017C-2 , RB , 5.00% , 11/15/42 .... 3,715 3,743,073
Series A , RB , 5.00% , 11/15/42 ......... 1,000 1,006,055
Series 2023C , RB , 5.25% , 11/15/42 ..... 7,750 8,243,015
Series 2025A , RB , 5.00% , 12/01/42 ..... 1,250 1,297,353
Series 2023C , RB , 5.00% , 11/15/43 ..... 4,000 4,130,400
Series 2025A , RB , 5.00% , 12/01/43 ..... 1,000 1,031,167
Series 2025A-1 , RB , 5.00% , 11/15/44
(a)
... 1,500 1,548,022
Series 2018A , RB , 5.00% , 11/15/44 ..... 13,420 13,494,099
Series 2019C , RB , 3.00% , 11/15/45 ..... 17,745 12,987,370
Series 2018A , RB , 5.00% , 11/15/45 ..... 4,100 4,114,409
Series 2021A-1 , RB , 4.00% , 05/15/46 .... 4,935 4,368,218
Series 2021C-1A , RB , 4.00% , 05/15/46 ... 8,305 7,370,718
Series 2016A , RB , 5.00% , 11/15/46 ..... 7,900 7,917,683
Series 2025A , RB , 5.00% , 12/01/46 ..... 3,735 3,792,764
Series 2022D-2 , RB , 4.50% , 05/15/47 .... 7,000 6,746,063
Series 2024A , RB , 5.00% , 05/15/47 ..... 11,645 11,825,722
Series 2018A , RB , 4.00% , 11/15/47 ..... 3,000 2,574,890
Series A , RB , 5.00% , 11/15/47 ......... 7,185 7,185,075
Series 2018A , RB , 4.00% , 11/15/48 ..... 6,000 5,119,088
Series 2024A , RB , 5.00% , 05/15/49 ..... 11,010 11,140,119
Series 2020A , RB , 5.00% , 11/15/49 ..... 4,500 4,518,901
Series 2019A , RB , 5.00% , 11/15/49 ..... 28,080 28,081,721
Series 2021C-3 , RB , 3.00% , 05/15/51 .... 2,000 1,396,614
Series 2022A , RB , 4.00% , 05/15/51 ..... 6,800 5,837,968
Series 2021A-1 , RB , 5.00% , 05/15/51 .... 39,000 39,150,345
Series 2021C-1A , RB , 5.00% , 05/15/51 ... 420 421,743
Series 2024A , RB , 5.00% , 05/15/51 ..... 40,030 40,429,744
Series 2022C , RB , 4.13% , 05/15/52 ..... 5,000 4,391,518
Series 2022D-2 , RB , 4.50% , 05/15/52 .... 7,465 7,038,347
Series 2022A , RB , 5.00% , 05/15/52 ..... 31,725 33,772,804
Series 2022C , RB , 5.25% , 05/15/52 ..... 4,000 4,097,718
Series 2022D-2 , RB , 5.50% , 05/15/52 .... 33,750 35,238,881
Series 2022A , RB , 4.00% , 11/15/52 ..... 3,000 2,564,807
Series 2024A , RB , 5.00% , 05/15/54 ..... 2,000 2,015,313
Series 2024B-1 , RB , 5.25% , 05/15/54 .... 17,770 18,281,586
Series 2020A , RB , 4.00% , 11/15/54 ..... 2,805 2,373,967
Series 2020A , RB , 5.00% , 11/15/54 ..... 4,000 3,980,140
Series 2025A , RB , 5.25% , 12/01/54 ..... 11,615 11,868,753
Series 2022A , RB , 5.50% , 11/15/57 ..... 3,000 3,113,357
Series 2025A , RB , 5.50% , 12/01/59 ..... 5,025 5,227,836
Triborough Bridge & Tunnel Authority Sales Tax
Series 2023A , RB , 5.00% , 05/15/42 ..... 1,335 1,383,704
Series 2023A , RB , 4.00% , 05/15/48 ..... 4,000 3,478,021
Series 2023A , RB , 5.00% , 05/15/48 ..... 1,750 1,767,892
Series 2022A , RB , 5.25% , 05/15/52 ..... 3,000 3,057,773
Series 2023A , RB , 4.13% , 05/15/53 ..... 5,000 4,305,137
Series 2023A , RB , 5.00% , 05/15/53 ..... 4,175 4,201,530
Series 2024A-1 , RB , 4.00% , 05/15/54 .... 5,500 4,640,516
Series 2024A-1 , RB , 5.00% , 05/15/54 .... 9,535 9,648,619
Series 2023A , RB , 4.25% , 05/15/58 ..... 5,000 4,398,561
Series 2023A , RB , 4.50% , 05/15/63 ..... 10,000 9,122,615
Series 2023A , RB , 5.50% , 05/15/63 ..... 2,000 2,082,524
Utility Debt Securitization Authority
Series 2016A , RB , 5.00% , 06/15/28 ..... 2,085 2,128,661
Security
Par (000)
Par (000) Value
New York (continued)
Series 2016A , RB , 5.00% , 12/15/28 ..... USD 8,515 $ 8,691,964
Series 2023TE-1 , RB , 5.00% , 06/15/29 ... 2,000 2,150,014
Series 2023TE-1 , RB , 5.00% , 12/15/29 ... 3,000 3,284,662
Series 2023TE-1 , RB , 5.00% , 06/15/30 ... 3,000 3,209,849
Series 2023TE-1 , RB , 5.00% , 12/15/30 ... 1,500 1,619,888
Series 2023TE-1 , RB , 5.00% , 06/15/31 ... 3,000 3,260,422
Series 2015 , RB , 5.00% , 12/15/32 ...... 1,830 1,840,678
Series 2015 , RB , 5.00% , 12/15/33 ...... 4,440 4,463,988
Series 2016B , RB , 5.00% , 12/15/33 ..... 450 457,688
Series 2022TE-1 , RB , 5.00% , 12/15/33 ... 5,500 6,164,597
Series 2016A , RB , 5.00% , 12/15/34 ..... 12,940 13,148,890
Series 2016A , RB , 5.00% , 12/15/35 ..... 9,460 9,603,086
Series 2015 , RB , 5.00% , 12/15/36 ...... 18,390 18,465,537
Series 2015 , RB , 5.00% , 12/15/37 ...... 5,380 5,399,934
Series 2017 , RB , 5.00% , 12/15/39 ...... 8,660 8,872,978
Series 2017 , RB , 5.00% , 12/15/40 ...... 5,000 5,110,936
Series 2022TE-2 , RB , 5.00% , 12/15/49 ... 16,245 16,533,747
Series 2023TE-2 , RB , 5.00% , 12/15/50 ... 1,000 1,022,698
Series 2022TE-2 , RB , 5.00% , 09/15/52 ... 15,000 15,228,773
8,385,609,476
North Carolina — 1.1%
City of Charlotte, Series 2023A, RB,
5.00%, 07/01/48 ................. 2,000 2,034,198
City of Charlotte Water & Sewer System
Series 2020 , RB , 5.00% , 07/01/31 ...... 6,875 7,620,301
Series 2024 , RB , 5.00% , 07/01/39 ...... 2,500 2,724,946
Series 2024 , RB , 5.00% , 07/01/40 ...... 1,650 1,781,554
Series 2024 , RB , 5.00% , 07/01/41 ...... 1,500 1,603,918
Series 2024 , RB , 5.00% , 07/01/49 ...... 3,500 3,612,235
Series 2024 , RB , 5.00% , 07/01/54 ...... 26,840 27,526,492
City of Fayetteville
Series 2023 , RB , 4.00% , 03/01/51 ...... 12,070 10,451,209
Series 2023 , RB , 5.00% , 03/01/53 ...... 17,115 17,304,855
City of Greensboro, Series 2018B, GO,
5.00%, 10/01/29 ................. 5,000 5,392,853
City of Greensboro Combined Water & Sewer
System, Series 2024B, RB, 5.00%, 06/01/54 20,000 20,435,300
City of Raleigh, Series 2024, RB,
5.00%, 10/01/32 ................. 5,960 6,762,824
City of Winston-Salem Water & Sewer System,
Series 2022, RB, 2.38%, 06/01/41 ...... 2,345 1,703,668
County of Durham, Series 2023, GO,
5.00%, 06/01/27 ................. 1,555 1,627,617
County of Guilford
Series 2025 , GO , 3.00% , 03/01/41 ...... 31,665 26,443,954
Series 2025 , GO , 3.00% , 03/01/42 ...... 21,645 17,657,244
County of Mecklenburg
Series 2022 , GO , 5.00% , 09/01/27 ...... 9,830 10,361,905
Series 2013A , GO , 5.00% , 12/01/27 ..... 1,670 1,771,164
Series 2022 , GO , 5.00% , 09/01/30 ...... 2,095 2,348,320
Series 2022 , GO , 5.00% , 09/01/33 ...... 5,000 5,650,810
Series 2022 , GO , 5.00% , 09/01/34 ...... 1,685 1,889,098
County of Union
Series 2023 , GO , 5.00% , 09/01/35 ...... 6,060 6,789,128
Series 2023 , GO , 5.00% , 09/01/38 ...... 6,280 6,789,597
County of Wake
Series 2023A , GO , 5.00% , 05/01/34 ..... 10,000 11,353,512
Series 2021 , RB , 3.00% , 03/01/36 ...... 1,920 1,761,634
Series 2023A , GO , 5.00% , 05/01/36 ..... 16,705 18,591,457
North Carolina Capital Facilities Finance Agency
Series 2015B , RB , 5.00% , 10/01/41 ..... 11,025 11,046,713
Series 2016B , RB , 5.00% , 07/01/42 ..... 2,000 2,020,838
North Carolina Municipal Power Agency No. 1
Series A , RB , 5.00% , 01/01/26 ......... 1,015 1,023,496

Schedule of Investments
(unaudited) (continued)
August 31, 2025
iShares
®
National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
North Carolina (continued)
Series A , RB , 5.00% , 01/01/27 ......... USD 2,500 $ 2,518,871
North Carolina State University at Raleigh,
Series 2020A, RB, 5.00%, 10/01/30 ..... 4,500 4,977,410
North Carolina Turnpike Authority
Series 2017 , RB , 5.00% , 01/01/31 ( AG ) ... 1,170 1,199,845
Series 2018A , RB , 4.00% , 01/01/38 ..... 12,680 12,588,391
Series 2018 , RB , 5.00% , 01/01/40 ...... 2,000 2,031,831
Series 2018 , RB , 4.00% , 01/01/41 ...... 2,000 1,879,874
Series 2019 , RB , 0.00% , 01/01/44
(b)
..... 2,340 904,799
Series 2019 , RB , 5.00% , 01/01/44 ...... 2,000 2,007,474
Series 2019 , RB , 0.00% , 01/01/49
(b)
..... 2,500 716,288
Series 2019 , RB , 5.00% , 01/01/49 ...... 3,800 3,743,124
Series 2019 , RB , 5.00% , 01/01/49 ...... 2,415 2,416,320
Series A , RB , 5.00% , 01/01/54 ( AG ) ..... 3,500 3,479,053
Series 2019 , RB , 4.00% , 01/01/55 ...... 2,000 1,625,295
Series 2019 , RB , 4.00% , 01/01/55 ( AG ) ... 2,000 1,674,124
Series A , RB , 5.00% , 01/01/58 ......... 3,000 2,952,539
State of North Carolina
Series 2020B , RB , 5.00% , 05/01/26 ..... 1,550 1,577,798
Series 2014B , RB , 5.00% , 06/01/26 ..... 1,065 1,086,562
Series 2016A , GO , 5.00% , 06/01/26 ..... 9,500 9,692,335
Series 2020A , GO , 5.00% , 06/01/26 ..... 2,200 2,244,541
Series 2019B , GO , 5.00% , 06/01/26 ..... 12,925 13,186,677
Series 2018A , GO , 5.00% , 06/01/26 ..... 2,015 2,055,795
Series 2019 , RB , 5.00% , 03/01/27 ...... 7,050 7,330,098
Series 2014C , RB , 5.00% , 05/01/27 ..... 1,500 1,503,061
Series 2020B , RB , 5.00% , 05/01/27 ..... 2,000 2,091,361
Series 2020A , GO , 5.00% , 06/01/27 ..... 5,530 5,795,403
Series 2019B , GO , 5.00% , 06/01/27 ..... 1,500 1,571,990
Series 2016A , GO , 5.00% , 06/01/27 ..... 7,075 7,216,874
Series 2019 , RB , 5.00% , 03/01/28 ...... 19,000 20,232,513
Series 2017B , RB , 5.00% , 05/01/28 ..... 6,500 6,783,255
Series 2020A , GO , 5.00% , 06/01/28 ..... 1,930 2,072,610
Series 2016A , GO , 5.00% , 06/01/28 ..... 5,000 5,096,581
Series 2020B , RB , 5.00% , 05/01/29 ..... 1,500 1,640,439
Series 2017B , RB , 5.00% , 05/01/29 ..... 3,340 3,481,330
Series 2019B , GO , 5.00% , 06/01/29 ..... 1,025 1,125,258
Series 2020B , RB , 5.00% , 05/01/30 ..... 10,915 12,137,156
Series 2017B , RB , 5.00% , 05/01/30 ..... 5,605 5,830,451
Series 2019B , GO , 5.00% , 06/01/30 ..... 3,950 4,306,527
Series 2019 , RB , 5.00% , 03/01/31 ...... 2,500 2,692,701
Series 2020B , RB , 5.00% , 05/01/31 ..... 1,545 1,702,063
Series 2021 , RB , 5.00% , 03/01/32 ...... 1,000 1,110,372
Series 2021A , RB , 5.00% , 05/01/32 ..... 7,855 8,887,125
Series 2019 , RB , 5.00% , 03/01/33 ...... 3,000 3,199,356
Series 2019A , RB , 4.00% , 05/01/33 ..... 1,000 1,021,175
Series 2020B , RB , 5.00% , 05/01/33 ..... 3,110 3,378,769
Series 2021 , RB , 4.00% , 03/01/34 ...... 2,000 2,043,957
Series 2019A , RB , 4.00% , 05/01/34 ..... 4,960 5,039,499
Series 2020B , RB , 5.00% , 05/01/34 ..... 2,500 2,700,324
Series 2020A , GO , 1.88% , 06/01/39 ..... 20,000 13,951,186
444,581,220
Ohio — 1.3%
American Municipal Power, Inc.
Series 2021A , RB , 5.00% , 02/15/32 ..... 4,000 4,350,972
Series 2019C , RB , 5.00% , 02/15/33 ..... 2,000 2,157,578
Series 2019B , RB , 5.00% , 02/15/35 ..... 12,000 12,747,624
Series 2021A , RB , 4.00% , 02/15/36 ..... 4,360 4,366,986
Series 2023A , RB , 5.00% , 02/15/38 ..... 10,000 10,725,063
Series 2023A , RB , 5.00% , 02/15/39 ..... 7,000 7,424,779
Series 2017A , RB , 4.00% , 02/15/42 ..... 5,000 4,493,800
Series 2016A , RB , 5.00% , 02/15/46 ..... 845 845,698
Cincinnati City School District
Series 2006 , GO , 5.25% , 12/01/25 ( NPFGC ) 20 20,140
Security
Par (000)
Par (000) Value
Ohio (continued)
Series 2006 , GO , 5.25% , 12/01/30 ( NPFGC ) USD 1,000 $ 1,128,594
City of Cleveland
Series 2025A , RB , 5.00% , 01/01/30
(a)
.... 4,040 4,417,862
Series 2025A , RB , 5.00% , 01/01/31 ..... 5,000 5,527,719
City of Columbus
Series 2018A , GO , 5.00% , 04/01/26 ..... 4,625 4,696,161
Series 2016-1 , GO , 5.00% , 07/01/26 ..... 1,645 1,681,536
Series 2016-3 , GO , 5.00% , 02/15/27 ..... 1,015 1,054,797
Series 2018A , GO , 5.00% , 04/01/30 ..... 3,000 3,209,890
Series 2023A , GO , 5.00% , 08/15/34 ..... 1,250 1,418,556
Series 2024A , GO , 5.00% , 08/15/35 ..... 5,000 5,683,304
Series 2024A , GO , 5.00% , 08/15/36 ..... 5,000 5,612,425
Series 2024A , GO , 5.00% , 08/15/37 ..... 7,700 8,551,149
Series 2024A , GO , 5.00% , 08/15/38 ..... 4,500 4,926,272
Series 2024A , GO , 5.00% , 08/15/39 ..... 3,250 3,527,075
Series 2024A , GO , 5.00% , 08/15/40 ..... 2,195 2,361,976
City of Columbus Sewerage
Series 2015 , RB , 5.00% , 06/01/30 ...... 1,565 1,590,285
Series 2015 , RB , 5.00% , 06/01/32 ...... 2,525 2,563,738
Columbus Regional Airport Authority
Series 2025B , RB , 5.25% , 01/01/50 ..... 2,000 2,054,342
Series 2025B , RB , 5.25% , 01/01/55 ..... 2,000 2,044,270
County of Franklin, Series 2018, RB,
5.00%, 06/01/48 ................. 7,480 7,492,919
County of Hamilton
Series 2016A , RB , 5.00% , 12/01/30 ..... 1,000 1,026,496
Series 2016A , RB , 4.00% , 12/01/32 ..... 1,000 1,008,972
Miami University, Series 2020A, RB,
4.00%, 09/01/45 ................. 1,500 1,329,104
Northeast Ohio Regional Sewer District
Series 2024 , RB , 5.00% , 11/15/30 ...... 3,000 3,360,046
Series 2024 , RB , 5.00% , 11/15/31 ...... 3,500 3,953,463
Series 2024 , RB , 5.00% , 11/15/32 ...... 2,925 3,325,584
Series 2019 , RB , 3.00% , 11/15/39 ...... 2,475 2,031,270
Ohio State University (The)
Series 2023A1 , RB , VRDN 2.75% , 09/10/25
(c)
22,200 22,200,000
Series 2021A , RB , 5.00% , 12/01/32 ..... 1,270 1,420,039
Series 2023B , RB , 5.00% , 12/01/33 ..... 2,075 2,349,610
Series 2021A , RB , 4.00% , 12/01/39 ..... 1,000 983,061
Series 2021A , RB , 4.00% , 12/01/43 ..... 7,750 7,097,247
Series 2021A , RB , 4.00% , 12/01/48 ..... 22,085 19,213,442
Ohio Turnpike & Infrastructure Commission
Series 2022A , RB , 5.00% , 02/15/30 ..... 2,680 2,960,957
Series 2018A , RB , 5.00% , 02/15/33 ..... 2,000 2,092,040
Series 2013A-4 , RB , 5.70% , 02/15/34 .... 2,145 2,419,413
Series 2013A-2 , RB , 0.00% , 02/15/37
(b)
... 6,880 4,385,136
Series 2013A-2 , RB , 0.00% , 02/15/40
(b)
... 2,500 1,321,837
Series 2013A-2 , RB , 0.00% , 02/15/41
(b)
... 7,095 3,516,735
Series 2018A , RB , 4.00% , 02/15/46 ..... 17,545 15,469,130
Series 2021A , RB , 5.00% , 02/15/51 ..... 5,000 5,010,198
Ohio University, Series 2017A, RB,
5.00%, 12/01/44 ................. 2,000 2,011,529
Ohio Water Development Authority
Series 2019 , RB , 5.00% , 12/01/27 ...... 1,915 2,029,758
Series 2018 , RB , 5.00% , 06/01/28 ...... 2,005 2,134,844
Series 2019 , RB , 5.00% , 12/01/29 ...... 10,220 11,227,700
Series 2023A , RB , 5.00% , 12/01/33 ..... 15,000 17,108,418
Series 2021A , RB , 5.00% , 12/01/35 ..... 2,000 2,167,111
Series 2021A , RB , 5.00% , 12/01/36 ..... 1,505 1,615,503
Series 2021A , RB , 5.00% , 12/01/38 ..... 1,000 1,056,934
Series 2024A , RB , 5.00% , 12/01/39 ..... 6,640 7,137,021
Series 2025A , RB , 5.00% , 12/01/40 ..... 2,500 2,683,031
Series 2025A , RB , 5.00% , 12/01/41 ..... 1,500 1,595,461
Series 2024A , RB , 5.00% , 12/01/42 ..... 2,830 2,969,730
Series 2024A , RB , 5.00% , 12/01/43 ..... 1,250 1,302,987

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2025
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ohio (continued)
Ohio Water Development Authority Water
Pollution Control Loan Fund
Series 2024C , RB , VRDN ( TD Bank NA LIQ ),
3.90% , 09/03/25
(c)
............... USD 47,590 $ 47,590,000
Series 2017A , RB , 5.00% , 06/01/29 ..... 10,000 10,434,436
Series 2024D , RB , 5.00% , 12/01/31 ..... 5,500 6,235,524
Series 2024E , RB , 5.00% , 12/01/31 ..... 10,000 11,337,316
Series 2020A , RB , 5.00% , 06/01/32 ..... 7,480 8,186,066
Series 2024D , RB , 5.00% , 12/01/32 ..... 2,515 2,870,846
Series 2020A , RB , 5.00% , 12/01/33 ..... 1,275 1,380,724
Series 2019B , RB , 3.00% , 12/01/34 ..... 1,500 1,415,445
Series 2019B , RB , 5.00% , 12/01/35 ..... 2,680 2,838,665
Series 2019B , RB , 5.00% , 12/01/37 ..... 1,500 1,569,823
Series 2024D , RB , 5.00% , 12/01/39 ..... 2,000 2,156,808
Series 2024D , RB , 5.00% , 12/01/40 ..... 1,650 1,765,688
Series 2024D , RB , 5.00% , 12/01/41 ..... 2,500 2,646,507
Series 2024D , RB , 5.00% , 12/01/42 ..... 1,250 1,313,872
Series 2019B , RB , 5.00% , 12/01/44 ..... 7,000 7,076,328
Series 2024A , RB , 5.00% , 12/01/47 ..... 6,000 6,137,017
State of Ohio
Series 2017B , GO , 5.00% , 09/15/25 ..... 5,525 5,530,154
Series 2017C , GO , 5.00% , 08/01/26 ..... 2,445 2,505,698
Series 2017B , GO , 5.00% , 09/15/26 ..... 5,105 5,249,118
Series 2017C , GO , 5.00% , 08/01/27 ..... 1,460 1,534,799
Series 2017B , GO , 5.00% , 09/15/27 ..... 1,535 1,618,471
Series 2025B , GO , 5.00% , 11/01/27 ..... 12,070 12,767,361
Series S , GO , 5.00% , 05/01/28 ........ 3,970 4,037,342
Series 2017C , GO , 5.00% , 08/01/28 ..... 4,505 4,852,221
Series 2017B , GO , 5.00% , 09/01/28 ..... 3,520 3,799,535
Series 2018-1 , RB , 5.00% , 12/15/28 ..... 7,510 7,654,133
Series S , GO , 5.00% , 05/01/29 ........ 2,055 2,088,491
Series 2021B , GO , 5.00% , 09/15/29 ..... 7,670 8,462,411
Series 2018-1 , RB , 5.00% , 12/15/29 ..... 1,000 1,018,563
Series 2018A , GO , 5.00% , 02/01/30 ..... 5,010 5,059,336
Series 2021B , GO , 5.00% , 09/15/31 ..... 2,000 2,260,367
Series 2025B , GO , 5.00% , 11/01/32 ..... 10,000 11,394,966
Series 2019A , GO , 5.00% , 06/15/35 ..... 2,150 2,272,687
Series 2021A , GO , 5.00% , 06/15/36 ..... 2,500 2,700,976
Series 2018A , GO , 5.00% , 02/01/37 ..... 5,000 5,027,143
University of Cincinnati, Series 2024A, RB,
5.25%, 06/01/54 ................. 2,630 2,693,478
Upper Arlington City School District, Series
2018A, GO, 5.00%, 12/01/48 ......... 1,000 1,060,749
486,732,381
Oklahoma — 0.4%
Grand River Dam Authority
Series 2016A , RB , 5.00% , 06/01/27 ..... 2,695 2,774,198
Series 2016A , RB , 5.00% , 06/01/28 ..... 1,585 1,630,358
Series 2016A , RB , 5.00% , 06/01/29 ..... 5,365 5,513,857
Series 2016A , RB , 5.00% , 06/01/30 ..... 1,000 1,027,249
Series 2024A , RB , 5.00% , 06/01/40 ..... 2,250 2,380,104
Series 2024A , RB , 5.00% , 06/01/41 ..... 3,000 3,149,793
Series 2024A , RB , 5.00% , 06/01/42 ..... 4,700 4,901,256
Oklahoma City Water Utilities Trust
Series 2024 , RB , 5.00% , 07/01/49 ...... 1,000 1,018,950
Series 2024 , RB , 5.00% , 07/01/54 ...... 2,045 2,072,151
Series 2024 , RB , 5.25% , 07/01/59 ...... 1,500 1,548,755
Series 2024 , RB , 5.25% , 07/01/64 ...... 18,365 18,895,293
Oklahoma Municipal Power Authority, Series
2021A, RB, 4.00%, 01/01/47 ......... 9,000 8,070,395
Oklahoma Turnpike Authority
Series 2017A , RB , 4.00% , 01/01/36 ..... 5,105 5,102,753
Series 2025A , RB , 5.00% , 01/01/36 ..... 2,000 2,250,873
Series 2017C , RB , 4.00% , 01/01/42 ..... 2,000 1,864,778
Security
Par (000)
Par (000) Value
Oklahoma (continued)
Series 2017A , RB , 5.00% , 01/01/42 ..... USD 6,015 $ 6,064,189
Series 2018A , RB , 5.00% , 01/01/43 ..... 2,355 2,372,709
Series 2017A , RB , 4.00% , 01/01/47 ..... 2,000 1,731,714
Series 2017C , RB , 5.00% , 01/01/47 ..... 3,715 3,723,868
Series 2018A , RB , 4.00% , 01/01/48 ..... 3,500 3,094,794
Series 2025A , RB , 5.25% , 01/01/50 ..... 6,000 6,183,894
Series 2023 , RB , 5.50% , 01/01/53 ...... 18,000 18,738,005
Series 2025A , RB , 5.50% , 01/01/54 ..... 12,500 13,167,596
Series 2025A , RB , 4.25% , 01/01/55 ..... 10,000 8,875,331
Oklahoma Water Resources Board
Series 2021 , RB , 4.00% , 04/01/47 ( OK
CERF ) ....................... 18,250 16,103,707
Series 2023A , RB , 4.00% , 04/01/48 ( OK
CERF ) ....................... 3,000 2,620,506
Series 2021 , RB , 5.00% , 04/01/51 ( OK
CERF ) ....................... 6,015 6,078,878
University of Oklahoma (The), Series 2015C,
RB, 4.00%, 07/01/45 .............. 2,000 1,767,152
152,723,106
Oregon — 0.7%
City of Portland Sewer System
Series 2023A , RB , 5.00% , 12/01/29 ..... 15,240 16,829,916
Series 2019A , RB , 5.00% , 03/01/31 ..... 2,625 2,855,888
Series 2019A , RB , 5.00% , 03/01/34 ..... 7,525 8,024,993
Series 2023A , RB , 5.00% , 12/01/34 ..... 14,725 16,451,315
Series 2023A , RB , 5.00% , 12/01/37 ..... 6,500 7,042,101
Series 2023A , RB , 5.00% , 12/01/38 ..... 1,000 1,073,654
Series 2025A , RB , 5.00% , 10/01/54 ..... 3,000 3,029,046
City of Portland Water System, Series 2019A,
RB, 5.00%, 05/01/44 .............. 1,015 1,024,281
Clackamas Community College District, Series
2025, GO, 5.00%, 06/15/45 (GTD) ...... 1,500 1,553,634
Clackamas County School District No. 12 North
Clackamas
Series B , GO , 5.00% , 06/15/33 ( GTD ) .... 1,710 1,768,701
Series B , GO , 5.00% , 06/15/37 ( GTD ) .... 1,480 1,512,922
Series A , GO , 0.00% , 06/15/38 ( GTD )
(b)
... 5,000 2,662,855
Series A , GO , 0.00% , 06/15/39 ( GTD )
(b)
... 6,500 3,237,850
Series A , GO , 0.00% , 06/15/40 ( GTD )
(b)
... 8,200 3,823,832
Clackamas County School District No. 7J Lake
Oswego, Series 2017, GO, 4.00%, 06/01/39 6,000 5,800,752
County of Multnomah
Series 2021A , GO , 5.00% , 06/15/27 ..... 5,200 5,446,872
Series 2021A , GO , 5.00% , 06/15/28 ..... 24,990 26,804,744
Series 2021A , GO , 5.00% , 06/15/29 ..... 10,000 10,955,934
Hillsboro School District No. 1J, Series 2017,
GO, 5.00%, 06/15/38 (GTD) .......... 2,250 2,290,293
Multnomah County School District No. 1J
Portland
Series 2020 , GO , 5.00% , 06/15/27 ( GTD ) . 2,540 2,659,675
Series 2020 , GO , 5.00% , 06/15/29 ( GTD ) . 5,000 5,481,773
Multnomah County School District No. 40, Series
A, GO, 0.00%, 06/15/51 (GTD)
(b)
....... 15,270 3,917,105
Portland Community College District, Series
2016, GO, 5.00%, 06/15/29 .......... 2,400 2,439,651
Salem-Keizer School District No. 24J
Series 2018 , GO , 5.00% , 06/15/36 ( GTD ) . 1,250 1,293,774
Series 2018 , GO , 5.00% , 06/15/37 ( GTD ) . 5,000 5,158,058
Series 2018 , GO , 5.00% , 06/15/38 ( GTD ) . 1,000 1,026,767
Series 2018 , GO , 5.00% , 06/15/39 ( GTD ) . 1,000 1,023,544
State of Oregon
Series 2023A , GO , 5.00% , 05/01/29 ..... 2,755 3,015,088
Series 2023A , GO , 5.00% , 05/01/30 ..... 3,000 3,341,676
Series 2023A , GO , 5.00% , 05/01/33 ..... 1,055 1,203,234

Schedule of Investments
(unaudited) (continued)
August 31, 2025
iShares
®
National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oregon (continued)
Series F , GO , 5.00% , 05/01/33 ......... USD 7,000 $ 7,090,437
Series 2023A , GO , 5.00% , 05/01/35 ..... 2,500 2,787,111
Series 2021A , GO , 4.00% , 05/01/39 ..... 3,000 2,949,149
Series 2023A , GO , 5.00% , 05/01/39 ..... 2,250 2,411,948
Series 2021A , GO , 4.00% , 05/01/41 ..... 4,845 4,565,337
Series 2017A , GO , 5.00% , 05/01/42 ..... 1,150 1,159,602
Series 2023A , GO , 5.00% , 05/01/42 ..... 5,045 5,272,676
Series L , GO , 5.00% , 08/01/42 ........ 1,500 1,514,225
Series 2023A , GO , 5.00% , 05/01/43 ..... 5,710 5,933,479
Series 2019G , GO , 5.00% , 08/01/44 ..... 5,370 5,419,221
Series 2023A , GO , 5.00% , 05/01/48 ..... 3,000 3,045,746
State of Oregon Department of Transportation
Series 2024A , RB , 5.00% , 11/15/33 ..... 20,000 22,863,596
Series 2019A , RB , 5.00% , 11/15/35 ..... 1,030 1,091,730
Series 2019A , RB , 5.00% , 11/15/36 ..... 3,600 3,794,093
Series 2019A , RB , 5.00% , 11/15/37 ..... 2,025 2,114,637
Series 2023A , RB , 5.00% , 11/15/37 ..... 3,420 3,717,506
Series 2024 , RB , 5.00% , 05/15/38 ...... 1,550 1,678,258
Series 2024 , RB , 5.00% , 05/15/39 ...... 1,700 1,824,092
Series 2019A , RB , 4.00% , 11/15/42 ..... 14,000 13,161,709
Tri-County Metropolitan Transportation District of
Oregon, Series 2018A, RB, 5.00%, 09/01/48 1,000 1,053,010
Washington & Clackamas Counties School
District No. 23J Tigard-Tualatin
Series 2025 , GO , 5.00% , 06/15/41 ( GTD )
(a)
2,500 2,655,493
Series 2025 , GO , 5.00% , 06/15/42 ( GTD ) . 1,535 1,613,371
Washington & Multnomah Counties School
District No. 48J Beaverton
Series D , GO , 5.00% , 06/15/35 ( GTD ) .... 2,500 2,571,768
Series D , GO , 5.00% , 06/15/36 ( GTD ) .... 4,300 4,408,392
Series 2025A , GO , 0.00% , 06/15/37 ( GTD )
(b)
2,000 1,223,361
Series 2025A , GO , 0.00% , 06/15/41
( GTD )
(a) (b)
..................... 2,000 958,155
Series 2025B , GO , 5.00% , 06/15/53 ( GTD )
(a)
4,000 4,051,946
263,679,976
Pennsylvania — 3.3%
Allegheny County Sanitary Authority
Series 2018 , RB , 5.00% , 06/01/43 ...... 7,785 7,871,969
Series 2024 , RB , 4.00% , 12/01/49 ...... 2,705 2,356,761
Series 2024 , RB , 5.25% , 12/01/55 ...... 500 507,629
City of Philadelphia
Series 2017A , GO , 5.00% , 08/01/26 ..... 1,500 1,534,027
Series 2025C , GO , 5.00% , 08/01/27
(a)
.... 1,940 2,033,055
Series 2025C , GO , 5.00% , 08/01/31 ..... 3,500 3,926,213
Series 2025C , GO , 5.00% , 08/01/32 ..... 9,000 10,157,739
Series 2019B , GO , 5.00% , 02/01/34 ..... 2,025 2,158,038
Series 2025A , GO , 5.00% , 08/01/34 ..... 15,135 17,177,016
Series 2021A , GO , 5.00% , 05/01/35 ..... 3,565 3,852,980
Series 2025A , GO , 5.00% , 08/01/35
(a)
.... 2,000 2,264,336
Series 2019B , GO , 5.00% , 02/01/36 ..... 3,370 3,550,636
Series 2021A , GO , 5.00% , 05/01/36 ..... 6,560 7,035,526
Series 2019B , GO , 5.00% , 02/01/37 ..... 2,915 3,054,401
Series 2021A , GO , 4.00% , 05/01/37 ..... 1,500 1,484,063
Series 2025A , GO , 5.00% , 08/01/39
(a)
.... 3,500 3,742,057
Series 2017A , RB , 5.00% , 07/01/47 ..... 1,000 1,000,313
City of Philadelphia Water & Wastewater
Series 2024C , RB , 5.00% , 09/01/30 ..... 8,000 8,878,870
Series 2024C , RB , 5.00% , 09/01/33 ..... 5,000 5,664,046
Series 2024C , RB , 5.00% , 09/01/40 ..... 5,500 5,871,396
Series 2017A , RB , 5.00% , 10/01/42 ..... 26,470 26,580,120
Series 2020A , RB , 5.00% , 11/01/45 ..... 5,395 5,395,388
Series 2017A , RB , 5.00% , 10/01/47 ..... 18,475 18,100,296
Series 2023B , RB , 4.50% , 09/01/48 ..... 4,755 4,537,769
Series 2018A , RB , 5.00% , 10/01/48 ..... 4,000 3,966,539
Security
Par (000)
Par (000) Value
Pennsylvania (continued)
Series 2019B , RB , 5.00% , 11/01/49 ..... USD 4,000 $ 3,961,925
Series 2020A , RB , 5.00% , 11/01/50 ..... 15,680 15,498,965
Series 2021C , RB , 4.00% , 10/01/51 ..... 10,000 8,497,285
Series 2017A , RB , 5.00% , 10/01/52 ..... 1,000 958,042
Series 2024C , RB , 5.25% , 09/01/54 ..... 4,285 4,410,440
Series 2019B , RB , 5.00% , 11/01/54 ..... 2,755 2,740,266
Commonwealth of Pennsylvania
Series 2016 , GO , 5.00% , 09/15/25 ...... 3,195 3,197,945
Series 2020-1 , GO , 5.00% , 05/01/26 ..... 1,000 1,017,667
Series 2025B , GO , 5.00% , 08/15/26 ..... 10,415 10,681,959
Series 2024 , GO , 5.00% , 08/15/26 ...... 40,000 41,025,288
Series 2016-2 , GO , 5.00% , 01/15/27 ..... 4,705 4,875,704
Series 2019 , GO , 5.00% , 07/15/27 ...... 14,985 15,729,937
Series 2016 , GO , 5.00% , 09/15/27 ...... 5,475 5,614,327
Series 2017 , GO , 5.00% , 01/01/28 ...... 12,000 12,400,027
Series 2021-1 , GO , 5.00% , 05/15/28 ..... 9,255 9,899,378
Series 2019 , GO , 5.00% , 07/15/28 ...... 2,000 2,147,484
Series 2015 , GO , 4.00% , 08/15/28 ...... 10,010 10,013,636
Series 2023-1 , GO , 5.00% , 09/01/28 ..... 26,220 28,236,255
Series 2016 , GO , 5.00% , 09/15/28 ...... 2,410 2,470,874
Series 2019 , GO , 5.00% , 07/15/29 ...... 7,400 8,105,478
Series 2016 , GO , 5.00% , 09/15/29 ...... 4,000 4,099,794
Series 2017 , GO , 4.00% , 01/01/30 ...... 3,000 3,050,482
Series 2021-1 , GO , 5.00% , 05/15/30 ..... 4,500 4,993,581
Series 2024 , GO , 5.00% , 08/15/30 ...... 2,500 2,784,070
Series 2016 , GO , 4.00% , 09/15/30 ...... 5,000 5,050,642
Series 2021-1 , GO , 5.00% , 05/15/31 ..... 5,020 5,630,189
Series 2025A , GO , 5.00% , 08/15/31 ..... 7,500 8,428,907
Series 2016 , GO , 4.00% , 09/15/31 ...... 15,000 15,127,705
Series 2022-1 , GO , 5.00% , 10/01/31 ..... 5,320 5,979,299
Series 2018-1 , GO , 5.00% , 03/01/32 ..... 4,110 4,310,309
Series 2015 , GO , 4.00% , 08/15/33 ...... 3,000 3,001,090
Series 1 , GO , 4.00% , 03/15/34 ........ 2,000 2,000,726
Series 2021-1 , GO , 3.00% , 05/15/34 ..... 4,500 4,191,471
Series 2025A , GO , 5.00% , 08/15/34 ..... 30,965 35,170,549
Series 2022-1 , GO , 5.00% , 10/01/34 ..... 2,800 3,111,453
Series 2024-1 , GO , 5.00% , 08/15/35 ..... 11,865 13,316,657
Series 2024 , GO , 5.00% , 08/15/36 ...... 10,685 11,843,081
Series 2018-1 , GO , 4.00% , 03/01/37 ..... 3,000 2,992,030
Series 2023-1 , GO , 5.00% , 09/01/37 ..... 7,000 7,606,150
Series 2018-1 , GO , 4.00% , 03/01/38 ..... 4,515 4,512,147
Series 2021-1 , GO , 2.00% , 05/15/38 ..... 10,000 7,361,607
Series 2022-1 , GO , 5.00% , 10/01/38 ..... 2,075 2,198,616
Series 2021-1 , GO , 2.00% , 05/15/39 ..... 10,000 7,108,366
Series 2023-1 , GO , 4.00% , 09/01/40 ..... 30,000 28,708,557
Series 2022-1 , GO , 5.00% , 10/01/40 ..... 10,000 10,462,611
Series 2023-1 , GO , 4.00% , 09/01/41 ..... 15,000 14,101,167
Series 2022-1 , GO , 4.13% , 10/01/41 ..... 10,150 9,682,551
Series 2022-1 , GO , 5.00% , 10/01/42 ..... 33,700 34,826,948
County of Allegheny
Series C-75 , GO , 5.00% , 11/01/26 ...... 1,000 1,029,690
Series C-75 , GO , 5.00% , 11/01/27 ...... 2,185 2,247,671
Series C-76 , GO , 5.00% , 11/01/41 ...... 1,500 1,514,740
Series C-78 , GO , 4.00% , 11/01/49 ...... 1,160 992,135
Series C-80 , GO , 5.00% , 12/01/49 ...... 13,600 13,812,179
Series C-80 , GO , 5.00% , 12/01/54 ...... 5,730 5,772,941
Delaware River Joint Toll Bridge Commission
Series 2017 , RB , 5.00% , 07/01/42 ...... 1,565 1,572,204
Series 2017 , RB , 5.00% , 07/01/47 ...... 4,250 4,254,095
Delaware River Port Authority
Series 2018B , RB , 5.00% , 01/01/26 ..... 1,870 1,884,882
Series 2025 , RB , 5.00% , 01/01/35 ...... 2,000 2,278,545
Series 2025 , RB , 5.00% , 01/01/36 ...... 3,000 3,360,501
Series 2018A , RB , 5.00% , 01/01/39 ..... 875 900,304
Series 2013 , RB , 5.00% , 01/01/40 ...... 1,515 1,517,776

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2025
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pennsylvania (continued)
Delaware Valley Regional Finance Authority,
Series 1998A, RB, 5.50%, 08/01/28 (AMBAC) USD 1,735 $ 1,879,454
Northampton County General Purpose Authority,
Series 2024A, RB, 5.00%, 11/15/34 ..... 5,165 5,886,455
Pennsylvania Economic Development Financing
Authority, Series 2024, RB, 5.00%, 08/01/49 5,000 5,082,332
Pennsylvania Higher Educational Facilities
Authority
Series 2016A , RB , 4.00% , 08/15/32 ..... 3,045 3,057,425
Series 2017A , RB , 4.00% , 08/15/41 ..... 3,555 3,355,363
Series 2018A , RB , 4.00% , 02/15/43 ..... 8,980 8,170,362
Series 2018A , RB , 5.00% , 02/15/48 ..... 14,040 14,097,123
Pennsylvania State University (The)
Series 2025A , RB , 5.00% , 09/01/30
(a)
.... 3,240 3,614,545
Series 2025A , RB , 5.00% , 09/01/31 ..... 3,730 4,201,319
Series 2025A , RB , 5.00% , 09/01/32 ..... 2,250 2,555,357
Series A , RB , 5.00% , 09/01/42 ......... 15,750 15,862,672
Series A , RB , 5.00% , 09/01/47 ......... 4,650 4,657,996
Series 2023 , RB , 5.25% , 09/01/48 ...... 4,000 4,151,812
Series 2022A , RB , 5.25% , 09/01/52 ..... 26,350 27,034,689
Series 2023 , RB , 5.25% , 09/01/53 ...... 21,945 22,610,506
Series 2024 , RB , 5.25% , 09/01/54 ...... 5,000 5,159,182
Pennsylvania Turnpike Commission
Series 2023B , RB , VRDN ( TD Bank NA
LOC ), 2.72% , 09/10/25
(c)
........... 29,800 29,800,000
Series 2019-2 , RB , VRDN ( TD Bank NA
LOC ), 2.72% , 09/10/25
(c)
........... 47,165 47,165,000
Series 2019 , RB , 5.00% , 12/01/25 ...... 6,240 6,279,713
Series B-2 , RB , 5.00% , 06/01/28 ....... 2,500 2,613,049
Series 2016A-3 , RB , 5.00% , 12/01/30 .... 3,840 3,950,702
Series 2009E , RB , 6.00% , 12/01/30 ..... 710 757,126
Series B-2 , RB , 5.00% , 06/01/31 ....... 5,005 5,187,204
Series 2017 , RB , 5.00% , 12/01/31 ...... 1,500 1,572,245
Series B-2 , RB , 5.00% , 06/01/32 ....... 2,500 2,584,408
Series 2025, Sub-Series 2 , RB , VRDN
5.00% , 12/01/32
(a) (c)
.............. 3,500 3,862,423
Series 2022A , RB , 5.00% , 12/01/32 ..... 5,000 5,674,731
Series 2023-1 , RB , 5.00% , 12/01/32 ..... 1,750 1,972,754
Series 2024-1 , RB , 5.00% , 06/01/33 ..... 3,500 3,948,497
Series 2023-1 , RB , 5.00% , 12/01/33 ..... 15,080 16,958,965
Series 2023-1 , RB , 5.00% , 12/01/34 ..... 2,750 3,061,285
Series 2017-2 , RB , 5.00% , 12/01/35 ..... 4,500 4,648,109
Series 2023-1 , RB , 5.00% , 12/01/35 ..... 1,500 1,652,518
Series B-1 , RB , 5.00% , 06/01/36 ....... 7,750 7,939,894
Series 2023-1 , RB , 5.00% , 12/01/36 ..... 1,000 1,090,331
Series 2017-2 , RB , 5.00% , 12/01/36 ..... 1,130 1,156,673
Series B-2 , RB , 0.00% , 12/01/37
(b)
...... 2,500 2,417,671
Series A , RB , 4.75% , 12/01/37 ......... 2,000 2,025,576
Series 2019A , RB , 5.00% , 12/01/37 ..... 1,500 1,563,947
Series 2025, Sub-Series 1 , RB ,
5.00% , 12/01/38
(a)
............... 2,000 2,165,546
Series 2024-1 , RB , 5.00% , 12/01/38 ..... 5,000 5,372,171
Series 2023-1 , RB , 5.00% , 12/01/38 ..... 1,500 1,596,204
Series 2024-1 , RB , 5.00% , 12/01/39 ..... 1,000 1,064,204
Series 2019A , RB , 5.00% , 12/01/39 ..... 10,000 10,355,465
Series 2025, Sub-Series 1 , RB ,
5.00% , 12/01/39
(a)
............... 2,950 3,166,981
Series 2023-1 , RB , 5.00% , 12/01/39 ..... 875 919,894
Series 2015B , RB , 5.00% , 12/01/40 ..... 2,000 2,012,035
Series 2023-1 , RB , 5.00% , 12/01/40 ..... 1,000 1,050,077
Series 2025-2 , RB , 5.00% , 12/01/40 ..... 3,000 3,189,103
Series 2024-1 , RB , 5.00% , 12/01/41 ..... 1,500 1,568,289
Series B-1 , RB , 5.00% , 06/01/42 ....... 2,000 2,008,217
Series A-1 , RB , 5.00% , 12/01/42 ....... 2,500 2,517,313
Series 2024-1 , RB , 5.00% , 12/01/42 ..... 2,500 2,580,468
Security
Par (000)
Par (000) Value
Pennsylvania (continued)
Series 2021A , RB , 4.00% , 12/01/43 ..... USD 2,000 $ 1,780,478
Series 2024-1 , RB , 5.00% , 12/01/43 ..... 2,250 2,321,678
Series 2018A-2 , RB , 5.00% , 12/01/43 .... 9,000 9,104,054
Series 2021A , RB , 4.00% , 12/01/44 ..... 10,725 9,399,831
Series 2019A , RB , 5.00% , 12/01/44 ..... 21,940 21,824,940
Series 2025-2 , RB , 5.00% , 12/01/44 ..... 2,000 2,060,957
Series 2021A , RB , 4.00% , 12/01/45 ..... 14,595 12,640,334
Series 2015B , RB , 5.00% , 12/01/45 ..... 6,190 6,227,250
Series 2021A , RB , 4.00% , 12/01/46 ..... 3,300 2,826,466
Series 2021B , RB , 4.00% , 12/01/46 ..... 1,000 854,187
Series 2021B , RB , 5.00% , 12/01/46 ..... 7,400 7,456,361
Series 2016A-1 , RB , 5.00% , 12/01/46 .... 29,975 29,993,360
Series 2022B , RB , 5.00% , 12/01/47 ..... 3,900 3,934,891
Series 2023A , RB , 5.00% , 12/01/48 ..... 12,845 12,932,509
Series 2018A-2 , RB , 5.00% , 12/01/48 .... 8,340 8,364,755
Series 2019A , RB , 4.00% , 12/01/49 ..... 7,430 6,153,417
Series 2019A , RB , 4.00% , 12/01/49 ..... 3,500 3,063,856
Series 2021A , RB , 4.00% , 12/01/50 ..... 13,545 11,236,278
Series 2025A , RB , 4.13% , 12/01/50 ..... 8,765 7,591,167
Series 2020B , RB , 5.00% , 12/01/50 ..... 2,000 2,005,794
Series 2021B , RB , 4.00% , 12/01/51 ..... 4,700 3,872,457
Series 2021B , RB , 5.00% , 12/01/51 ..... 15,160 15,170,413
Series 2022B , RB , 5.25% , 12/01/52 ..... 1,500 1,530,374
Series 2024C , RB , 5.25% , 12/01/54 ..... 8,665 8,910,623
Series 2025A , RB , 5.25% , 12/01/55 ..... 4,000 4,114,923
Pennsylvania Turnpike Commission Oil
Franchise Tax, Series 2018A, RB,
5.00%, 12/01/48 ................. 1,000 1,004,457
Philadelphia Gas Works Co.
Series 17B , RB , 5.00% , 08/01/31 ....... 1,000 1,114,265
Series 15 , RB , 5.00% , 08/01/47 ........ 1,500 1,477,902
Series 17A , RB , 5.25% , 08/01/49 ....... 2,500 2,543,662
Pittsburgh Water & Sewer Authority
Series 2019B , RB , 5.00% , 09/01/32 ..... 1,435 1,620,476
Series 2023B , RB , 5.00% , 09/01/35 ..... 16,000 17,626,779
Series 2023B , RB , 5.00% , 09/01/36 ..... 5,000 5,446,094
Series 2023B , RB , 5.00% , 09/01/37 ..... 4,255 4,586,850
Series 2023B , RB , 5.00% , 09/01/38 ( AG ) .. 4,000 4,264,359
Series 2019A , RB , 5.00% , 09/01/44 ..... 1,000 1,011,987
Series 2025A , RB , 5.25% , 09/01/50 ( AG ) .. 5,500 5,659,915
Series 2025A , RB , 5.00% , 09/01/55 ..... 7,000 7,008,099
School District of Philadelphia (The), Series
2019A, GO, 5.00%, 09/01/44 (SAW) ..... 6,555 6,517,041
State Public School Building Authority
Series 2003 , RB , 5.50% , 06/01/28 ...... 470 505,682
Series 2016A , RB , 5.00% , 06/01/31 ( AG,
SAW ) ....................... 2,000 2,046,289
Temple University-of The Commonwealth
System of Higher Education
Series 2025 , RB , 5.00% , 04/01/33 ...... 1,000 1,127,898
Series 2025 , RB , 5.00% , 04/01/34 ...... 1,000 1,131,364
Series 2025 , RB , 5.00% , 04/01/35 ( AG ) ... 1,000 1,131,573
Series 2025 , RB , 5.00% , 04/01/36 ...... 1,560 1,748,606
University of Pittsburgh-of the Commonwealth
System of Higher Education, Series 2021, RB,
4.00%, 04/15/26 ................. 19,435 19,576,240
Upper Merion Area School District, Series
2021A, GO, 4.00%, 01/15/51 (SAW) ..... 7,870 6,780,580
1,265,099,334
Rhode Island — 0.1%
Rhode Island Commerce Corp.
Series 2016B , RB , 5.00% , 06/15/26 ..... 4,165 4,244,325
Series 2016B , RB , 5.00% , 06/15/27 ..... 11,855 12,072,512
Series 2016B , RB , 5.00% , 06/15/31 ..... 2,500 2,542,074

Schedule of Investments
(unaudited) (continued)
August 31, 2025
iShares
®
National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Rhode Island (continued)
Series 2024A , RB , 5.00% , 05/15/37 ..... USD 7,725 $ 8,380,876
Rhode Island Health & Educational Building
Corp.
Series 2005A , RB , VRDN ( TD Bank NA
SBPA ), 2.98% , 09/10/25
(c)
.......... 15,000 15,000,000
Series 2017A , RB , 5.00% , 09/01/29 ..... 3,490 3,649,383
Series 2017A , RB , 4.00% , 09/01/37 ..... 4,500 4,460,792
Series 2023 , RB , 5.00% , 11/01/47 ...... 6,025 6,014,494
Series 2023 , RB , 5.00% , 11/01/53 ...... 1,030 1,005,526
57,369,982
South Carolina — 0.8%
Beaufort County School District, Series 2025B,
GO, 5.00%, 03/01/27 (SCSDE) ........ 10,000 10,393,756
Charleston County Airport District
Series 2024B , RB , 5.00% , 07/01/49 ..... 15,000 15,062,731
Series 2024B , RB , 5.25% , 07/01/54 ..... 7,500 7,653,773
City of Columbia Waterworks & Sewer System,
Series 2019A, RB, 5.00%, 02/01/49 ..... 2,500 2,719,902
County of Charleston, Series 2017C, GO,
4.00%, 11/01/28 (SAW) ............ 11,800 12,135,761
Greenville County School District, Series 2023,
RB, 5.00%, 12/01/28 .............. 2,500 2,711,389
Horry County School District, Series 2024, GO,
5.00%, 03/01/29 (SCSDE) ........... 20,235 22,005,148
Piedmont Municipal Power Agency, Series
2004A-2, RB, 0.00%, 01/01/26 (NPFGC)
(b)
. 41,945 41,536,380
South Carolina Public Service Authority
Series 2019A , RB , VRDN ( Bank of America
NA LOC ), 2.87% , 09/10/25
(c)
........ 23,250 23,250,000
Series 2025B , RB , 5.00% , 12/01/25 ..... 10,580 10,639,940
Series 2025B , RB , 5.00% , 12/01/26
(a)
.... 3,795 3,909,849
Series 2025B , RB , 5.00% , 12/01/27 ..... 1,005 1,061,399
Series 2016A , RB , 5.00% , 12/01/31 ..... 2,000 2,025,097
Series 2020A , RB , 5.00% , 12/01/31 ..... 2,355 2,579,678
Series 2022A , RB , 5.00% , 12/01/31 ..... 18,290 20,337,628
Series 2021A , RB , 4.00% , 12/01/34 ..... 2,000 2,016,541
Series 2021A , RB , 4.00% , 12/01/35 ..... 1,750 1,745,144
Series 2016A , RB , 5.00% , 12/01/36 ..... 3,000 3,019,200
Series 2016A , RB , 5.00% , 12/01/37 ..... 1,365 1,371,690
Series 2022A , RB , 4.00% , 12/01/38 ..... 1,000 958,212
Series 2020A , RB , 4.00% , 12/01/40 ..... 3,000 2,798,099
Series 2021B , RB , 4.00% , 12/01/41 ..... 2,200 2,013,493
Series 2022A , RB , 4.00% , 12/01/41 ..... 2,000 1,830,448
Series 2024B , RB , 5.00% , 12/01/41 ..... 2,000 2,075,693
Series 2021B , RB , 4.00% , 12/01/42 ..... 1,000 898,084
Series 2024B , RB , 5.00% , 12/01/43 ..... 4,000 4,080,326
Series 2025B , RB , 5.00% , 12/01/44 ..... 2,500 2,538,013
Series 2025A , RB , 5.00% , 12/01/44 ..... 1,125 1,142,106
Series 2014C , RB , 4.00% , 12/01/45 ..... 1,500 1,306,829
Series 2025A , RB , 5.00% , 12/01/45 ..... 1,000 1,010,698
Series B , RB , 5.00% , 12/01/46 ......... 2,000 1,995,642
Series 2025A , RB , 5.00% , 12/01/46 ..... 1,250 1,257,941
Series 2022A , RB , 4.00% , 12/01/47 ..... 7,000 5,966,917
Series 2021B , RB , 4.00% , 12/01/47 ..... 2,000 1,704,833
Series 2025B , RB , 5.00% , 12/01/47 ..... 6,385 6,377,381
Series 2025B , RB , 5.00% , 12/01/48 ..... 3,750 3,731,564
Series 2025A , RB , 5.00% , 12/01/50 ( AG )
(a)
9,675 9,701,323
Series A , RB , 5.00% , 12/01/50 ......... 2,845 2,819,213
Series 2025A , RB , 5.25% , 12/01/50 ..... 3,600 3,648,105
Series 2021B , RB , 5.00% , 12/01/51 ..... 2,195 2,167,362
Series 2022A , RB , 4.00% , 12/01/52 ..... 10,000 8,238,409
Series 2024B , RB , 5.25% , 12/01/54 ..... 6,615 6,677,227
Series 2024A , RB , 5.50% , 12/01/54 ..... 5,000 5,149,327
Series 2025A , RB , 5.00% , 12/01/55 ..... 12,700 12,522,787
Security
Par (000)
Par (000) Value
South Carolina (continued)
Series 2015E , RB , 5.25% , 12/01/55 ..... USD 4,000 $ 3,999,810
Series B , RB , 5.00% , 12/01/56 ......... 5,690 5,565,966
South Carolina Transportation Infrastructure
Bank
Series 2021B , RB , 5.00% , 10/01/26 ..... 6,925 7,123,612
Series 2021B , RB , 5.00% , 10/01/30 ..... 10,000 11,174,620
Series 2024A , RB , 4.00% , 10/01/32 ..... 13,615 14,492,824
Series 2017A , RB , 5.00% , 10/01/40 ..... 9,470 9,630,005
330,771,875
South Dakota — 0.1%
South Dakota Conservancy District, Series
2024A, RB, 5.00%, 08/01/54 ......... 20,000 20,371,058
Tennessee — 0.8%
City of Chattanooga, Series 2025, RB,
5.00%, 09/01/31 ................. 8,000 9,018,754
City of Clarksville, Series 2021A, RB,
5.00%, 02/01/45 ................. 1,500 1,520,265
City of Memphis
Series 2015A , GO , 5.00% , 04/01/26 ..... 2,085 2,092,685
Series 2022A , GO , 5.00% , 10/01/47 ..... 1,655 1,671,001
City of Memphis Electric System, Series 2024,
RB, 5.00%, 12/01/54 .............. 3,890 3,923,327
County of Hamilton
Series 2024A , GO , 5.00% , 08/01/42 ..... 11,320 11,949,341
Series 2024A , GO , 5.00% , 08/01/43 ..... 12,155 12,749,714
County of Montgomery, Series 2020B, GO,
4.00%, 06/01/39 ................. 1,980 1,922,107
County of Shelby
Series 2020B , GO , 5.00% , 04/01/29 ..... 4,445 4,856,189
Series 2019B , GO , 4.00% , 04/01/32 ..... 5,705 5,873,617
Metropolitan Government Nashville & Davidson
County Health & Educational Facilities Board
Series 2024 , RB , 5.00% , 10/01/35 ...... 13,000 14,626,490
Series 2024 , RB , 4.00% , 10/01/54 ...... 7,500 6,328,882
Series 2024 , RB , 5.00% , 10/01/54 ...... 5,000 5,069,072
Metropolitan Government of Nashville &
Davidson County
Series 2021C , GO , 5.00% , 01/01/27 ..... 18,240 18,891,569
Series 2018 , GO , 5.00% , 07/01/27 ...... 10,140 10,640,193
Series 2021C , GO , 5.00% , 01/01/29 ..... 21,335 23,142,501
Series 2021C , GO , 5.00% , 01/01/30 ..... 2,000 2,210,467
Series 2018 , GO , 5.00% , 07/01/30 ...... 5,805 6,179,728
Series 2021C , GO , 4.00% , 01/01/32 ..... 8,900 9,336,555
Series 2024A , GO , 5.00% , 01/01/32 ..... 10,000 11,269,754
Series 2018 , GO , 5.00% , 07/01/32 ...... 5,085 5,360,416
Series 2024A , GO , 5.00% , 01/01/33 ..... 10,000 11,382,966
Series 2018 , GO , 4.00% , 07/01/34 ...... 5,180 5,234,627
Series 2025 , RB , 5.00% , 07/01/34 ...... 4,000 4,562,749
Series 2024B , GO , 5.00% , 01/01/36 ..... 34,000 37,785,808
Series 2024B , GO , 4.00% , 01/01/37 ..... 2,000 2,002,772
Series 2024B , GO , 4.00% , 01/01/38 ..... 20,735 20,541,366
Series 2025 , RB , 5.00% , 07/01/38
(a)
..... 2,250 2,443,122
Series 2022A , GO , 4.00% , 01/01/39 ..... 4,395 4,308,267
Series 2024C , GO , 5.00% , 01/01/40 ..... 6,000 6,406,186
Series 2017A , RB , 5.00% , 05/15/42 ..... 2,000 2,011,394
Series 2017B , RB , 5.00% , 07/01/46 ..... 1,290 1,295,063
Metropolitan Knoxville Airport Authority, Series
2024A, RB, 5.25%, 06/01/49 ......... 1,625 1,667,263
Metropolitan Nashville Airport Authority (The)
Series 2019A , RB , 5.00% , 07/01/44 ..... 2,000 2,024,547
Series 2019A , RB , 5.00% , 07/01/49 ..... 2,000 2,003,260
State of Tennessee
Series 2021A , GO , 5.00% , 11/01/26 ..... 1,470 1,516,282

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2025
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Tennessee (continued)
Series 2023A , GO , 5.00% , 05/01/28 ..... USD 3,755 $ 4,023,371
Series 2021A , GO , 5.00% , 11/01/34 ..... 4,585 5,062,833
Tennessee State School Bond Authority
Series B , RB , 5.00% , 11/01/27 ( ST
INTERCEPT ) .................. 1,505 1,590,686
Series 2015B , RB , 5.00% , 11/01/40 ( ST
INTERCEPT ) .................. 4,025 4,042,268
Series A , RB , 5.00% , 11/01/47 ( HERBIP ) .. 5,000 5,001,553
Series 2022A , RB , 5.00% , 11/01/52 ( ST
INTERCEPT ) .................. 5,000 5,045,092
298,584,102
Texas — 10.9%
Alamo Community College District
Series 2022 , GO , 5.00% , 02/15/26 ...... 2,000 2,023,457
GO , 5.00% , 02/15/28 ............... 2,000 2,124,970
Aldine Independent School District
Series 2024A , GO , 5.00% , 02/15/37 ( PSF ) 3,250 3,518,339
Series 2024A , GO , 5.00% , 02/15/38 ( PSF ) 3,500 3,746,928
Series 2024A , GO , 5.00% , 02/15/39 ( PSF ) 5,770 6,113,501
Series 2017A , GO , 5.00% , 02/15/45 ( PSF ) 4,000 4,014,196
Series 2018 , GO , 4.00% , 02/15/48 ( PSF ) .. 2,000 1,771,485
Series 2024 , GO , 4.00% , 02/15/54 ( PSF ) .. 1,735 1,504,581
Aledo Independent School District, Series 2020,
GO, 4.00%, 02/15/45 (PSF) .......... 1,000 897,464
Arlington Independent School District, Series
2025, GO, 5.00%, 02/15/32 (PSF)
(a)
..... 9,595 10,795,269
Austin Community College District
Series 2015 , GO , 4.00% , 08/01/40 ...... 1,500 1,402,037
Series 2018 , GO , 4.00% , 08/01/48 ...... 3,500 3,023,860
Austin Independent School District
Series 2024 , GO , 5.00% , 08/01/29 ( PSF ) .. 2,005 2,197,721
Series 2022B , GO , 4.00% , 08/01/32 ( PSF ) 10,355 10,897,136
Series 2019 , GO , 4.00% , 08/01/35 ( PSF ) .. 6,000 6,050,152
Series 2024 , GO , 5.00% , 08/01/37 ( PSF ) .. 5,000 5,460,648
Series 2020 , GO , 2.00% , 08/01/39 ( PSF ) .. 8,920 6,314,555
Series 2021 , GO , 2.00% , 08/01/39 ( PSF ) .. 16,580 11,737,143
Series 2020 , GO , 2.00% , 08/01/40 ( PSF ) .. 6,000 4,103,317
Series 2021 , GO , 2.00% , 08/01/40 ( PSF ) .. 16,885 11,537,588
Series 2023 , GO , 5.00% , 08/01/41 ...... 13,890 14,431,104
Series 2024 , GO , 5.00% , 08/01/49 ( PSF ) .. 24,500 24,826,066
Azle Independent School District, Series 2024,
GO, 4.00%, 02/15/49 (PSF) .......... 3,050 2,669,450
Board of Regents of the University of Texas
System
Series 2016B , RB , 5.00% , 08/15/26 ..... 2,215 2,270,734
Series 2016E , RB , 5.00% , 08/15/26 ..... 8,590 8,806,141
Series 2016J , RB , 5.00% , 08/15/26 ..... 3,995 4,095,522
Series 2017B , RB , 5.00% , 08/15/27 ..... 10,125 10,639,459
Series 2021A , RB , 5.00% , 08/15/28 ..... 6,005 6,461,109
Series 2020A , RB , 5.00% , 08/15/30 ..... 17,935 19,986,838
Series 2025B , RB , 5.00% , 08/15/31 ..... 8,000 8,988,730
Series 2021A , RB , 5.00% , 08/15/31 ..... 5,000 5,617,957
Series 2023A , RB , 5.00% , 08/15/31 ..... 5,000 5,617,957
Series 2025B , RB , 5.00% , 08/15/32
(a)
.... 5,000 5,653,117
Series 2019A , RB , 5.00% , 08/15/33 ..... 10,100 10,774,207
Series 2019A , RB , 5.00% , 08/15/34 ..... 1,900 2,012,699
Series 2021A , RB , 4.00% , 08/15/35 ..... 14,650 14,868,380
Series 2024B , RB , 5.00% , 08/15/35 ..... 6,190 7,026,818
Series 2025B , RB , 5.00% , 08/15/36 ..... 75,560 84,746,766
Series 2024B , RB , 5.00% , 08/15/39 ..... 2,750 2,956,817
Series 2024B , RB , 5.00% , 08/15/42 ..... 10,000 10,462,174
Series 2016F , RB , 5.00% , 08/15/47 ..... 2,000 2,096,070
Series 2019B , RB , 5.00% , 08/15/49 ..... 10,950 11,418,192
Series 2020A , RB , 3.50% , 08/15/50 ..... 5,000 3,860,045
Security
Par (000)
Par (000) Value
Texas (continued)
Carrollton-Farmers Branch Independent School
District, Series 2023, GO, 5.00%, 02/15/48
(PSF) ....................... USD 30,020 $ 30,458,271
Cedar Hill Independent School District
Series 2024 , GO , 5.00% , 02/15/45 ( PSF ) .. 5,650 5,773,893
Series 2024 , GO , 4.00% , 02/15/50 ( PSF ) .. 11,000 9,506,573
Central Texas Regional Mobility Authority
Series 2020E , RB , 5.00% , 01/01/45 ..... 2,500 2,506,630
Series 2021B , RB , 5.00% , 01/01/46 ..... 1,000 1,000,591
Series 2020E , RB , 4.00% , 01/01/50 ..... 4,530 3,854,782
Series 2021B , RB , 4.00% , 01/01/51 ..... 1,000 846,193
Central Texas Turnpike System
Series 2002-A , RB , 0.00% , 08/15/28
( AMBAC )
(b)
.................... 7,000 6,452,005
Series 2002-A , RB , 0.00% , 08/15/29
( AMBAC )
(b)
.................... 7,600 6,790,047
Series 2024C , RB , 5.00% , 08/15/34 ..... 12,000 13,422,002
Series 2024A , RB , 5.00% , 08/15/35 ..... 7,500 8,319,839
Series 2024A , RB , 5.00% , 08/15/37 ..... 19,075 20,646,048
Series 2024A , RB , 5.00% , 08/15/38 ..... 10,000 10,685,725
Series 2024C , RB , 5.00% , 08/15/38 ..... 15,000 15,924,528
Series 2020A , RB , 5.00% , 08/15/39 ..... 25,175 26,059,086
Series 2024C , RB , 5.00% , 08/15/40 ..... 3,250 3,406,604
Series 2024C , RB , 5.00% , 08/15/42 ..... 2,750 2,840,947
City of Austin
Series 2024 , GO , 5.00% , 09/01/25 ...... 2,500 2,500,000
Series 2021 , GO , 5.00% , 09/01/28 ...... 6,635 7,147,443
Series 2015 , GO , 4.00% , 09/01/31 ...... 8,275 8,280,763
Series 2024 , GO , 5.00% , 09/01/32 ...... 2,000 2,260,000
Series 2024 , GO , 5.00% , 09/01/34 ...... 3,000 3,400,543
City of Austin Electric Utility
Series 2015A , RB , 5.00% , 11/15/45 ..... 11,000 10,998,530
Series 2020A , RB , 5.00% , 11/15/45 ..... 3,905 3,938,578
Series 2019B , RB , 5.00% , 11/15/49 ..... 3,000 3,009,816
Series 2024 , RB , 5.00% , 11/15/50 ...... 11,500 11,567,438
Series 2024 , RB , 5.00% , 11/15/54 ...... 27,500 27,548,964
City of Austin Water & Wastewater System
Series 2023 , RB , 5.00% , 11/15/28 ...... 6,000 6,479,470
Series 2023 , RB , 5.00% , 11/15/29 ...... 7,750 8,528,250
Series 2023 , RB , 5.00% , 11/15/30 ...... 2,795 3,118,388
Series 2023 , RB , 5.00% , 11/15/31 ...... 5,880 6,608,494
Series 2024 , RB , 5.00% , 11/15/34 ...... 9,245 10,453,421
Series 2021 , RB , 5.00% , 11/15/39 ...... 2,000 2,096,039
Series 2016 , RB , 5.00% , 11/15/41 ...... 1,000 1,004,746
Series 2020C , RB , 5.00% , 11/15/45 ..... 2,000 2,026,381
Series 2024 , RB , 5.00% , 11/15/49 ...... 17,220 17,477,649
Series 2020C , RB , 5.00% , 11/15/50 ..... 2,000 2,014,052
City of Corpus Christi Utility System
Series A , RB , 5.00% , 07/15/45 ......... 2,000 2,004,949
Series 2024 , RB , 5.00% , 07/15/49 ...... 4,265 4,281,117
City of Dallas
Series 2024C , GO , 5.00% , 02/15/26 ..... 14,000 14,156,568
Series 2024A , GO , 5.00% , 02/15/28 ..... 13,745 14,603,856
Series 2024B , GO , 5.00% , 02/15/31 ..... 7,350 8,181,780
Series 2024B , GO , 5.00% , 02/15/32 ..... 13,020 14,566,439
Series B , GO , 5.00% , 02/15/33 ........ 6,200 6,956,466
Series 2024B , GO , 5.00% , 02/15/34 ..... 20,395 22,898,494
Series 2024C , GO , 5.00% , 02/15/34 ..... 16,960 19,041,847
City of Dallas Waterworks & Sewer System
Series 2015A , RB , 5.00% , 10/01/26 ..... 1,400 1,402,859
Series 2016A , RB , 5.00% , 10/01/29 ..... 1,375 1,408,724
Series 2016A , RB , 5.00% , 10/01/30 ..... 3,590 3,671,480
Series 2016A , RB , 5.00% , 10/01/31 ..... 1,610 1,643,775
Series 2016A , RB , 5.00% , 10/01/32 ..... 5,510 5,616,146
Series 2016A , RB , 5.00% , 10/01/41 ..... 5,000 5,021,711

Schedule of Investments
(unaudited) (continued)
August 31, 2025
iShares
®
National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2020C , RB , 5.00% , 10/01/45 ..... USD 2,000 $ 2,015,929
Series 2021C , RB , 3.00% , 10/01/46 ..... 5,000 3,602,069
Series 2020C , RB , 4.00% , 10/01/49 ..... 7,900 6,662,726
City of El Paso, Series 2025, RB,
4.00%, 03/01/50 ................. 20,000 17,113,774
City of Garland Electric Utility System
Series 2019 , RB , 5.00% , 03/01/44 ...... 2,000 2,006,599
Series 2019 , RB , 4.00% , 03/01/49 ...... 1,000 846,831
Series 2024 , RB , 4.25% , 03/01/55 ...... 4,570 3,943,142
City of Houston
Series 2016A , GO , 5.00% , 03/01/28 ..... 10,000 10,123,808
Series 2017A , GO , 5.00% , 03/01/28 ..... 1,700 1,760,983
Series 2024A , GO , 5.25% , 03/01/49 ..... 8,500 8,667,625
Series 2024A , GO , 4.13% , 03/01/51 ..... 7,945 6,904,648
City of Houston Airport System
Series 2018B , RB , 5.00% , 07/01/29 ..... 3,680 3,923,195
Series 2018B , RB , 5.00% , 07/01/30 ..... 8,570 9,108,356
Series 2018D , RB , 5.00% , 07/01/37 ..... 1,500 1,531,787
Series 2018D , RB , 5.00% , 07/01/39 ..... 1,495 1,514,722
City of Houston Combined Utility System
Series 2004B-4 , RB , VRDN ( JPMorgan
Chase Bank NA SBPA ), 2.98% , 09/10/25
(c)
12,910 12,910,000
Series 2018C , RB , VRDN ( Barclays Bank plc
LOC ), 2.98% , 09/10/25
(c)
........... 45,000 45,000,000
Series 2024A , RB , 5.00% , 11/15/31 ..... 5,425 6,074,174
Series 2020A , RB , 5.00% , 11/15/33 ..... 9,835 10,654,386
Series 2024A , RB , 5.00% , 11/15/35 ..... 26,940 29,966,779
Series 2024A , RB , 5.00% , 11/15/36 ..... 20,000 22,010,086
Series 2016B , RB , 4.00% , 11/15/37 ..... 2,000 1,972,446
Series 2017B , RB , 5.00% , 11/15/42 ..... 4,000 4,024,162
Series 2002C , RB , 4.00% , 11/15/43 ..... 1,500 1,323,920
Series 2014D , RB , 5.00% , 11/15/44 ..... 2,000 2,000,433
Series 2002C , RB , 5.00% , 11/15/45 ..... 1,000 1,009,974
Series 2002C , RB , 3.00% , 11/15/47 ..... 1,000 719,911
Series 2019B , RB , 5.00% , 11/15/49 ..... 2,000 2,013,335
Series 2024A , RB , 5.25% , 11/15/54 ..... 7,210 7,363,631
City of Pflugerville, GO, 5.00%, 08/01/53 ... 7,555 7,584,115
City of San Antonio
Series 2024 , GO , 5.00% , 02/01/26 ...... 2,500 2,527,125
Series 2019 , GO , 5.00% , 08/01/27 ...... 1,800 1,889,255
Series 2019 , GO , 5.00% , 08/01/28 ...... 4,755 5,104,081
City of San Antonio Electric & Gas Systems
Series 2019 , RB , 4.00% , 02/01/26 ...... 7,010 7,059,994
Series 2018A , RB , 5.00% , 02/01/26 ..... 1,755 1,774,699
Series 2018 , RB , 5.00% , 02/01/27 ...... 3,100 3,216,216
Series 2018 , RB , 5.00% , 02/01/28 ...... 2,000 2,118,154
Series 2015 , RB , 5.00% , 02/01/31 ...... 8,000 8,071,030
Series 2015 , RB , 5.00% , 02/01/32 ...... 3,925 3,957,163
Series 2019 , RB , 5.00% , 02/01/35 ...... 2,000 2,110,105
Series 2019 , RB , 5.00% , 02/01/36 ...... 4,000 4,189,042
Series 2024A , RB , 5.00% , 02/01/37 ..... 6,500 7,022,686
Series 2024A , RB , 5.00% , 02/01/38 ..... 4,000 4,268,980
Series 2024A , RB , 5.00% , 02/01/39 ..... 4,000 4,240,614
Series 2024A , RB , 5.00% , 02/01/40 ..... 3,000 3,146,258
Series 2024D , RB , 5.00% , 02/01/40 ..... 3,000 3,152,927
Series 2024A , RB , 5.00% , 02/01/41 ..... 2,250 2,341,851
Series 2024A , RB , 5.00% , 02/01/42 ..... 4,750 4,909,978
Series 2024D , RB , 5.00% , 02/01/44 ..... 4,000 4,100,252
Series 2024B , RB , 5.00% , 02/01/44 ..... 7,750 7,935,891
Series 2017 , RB , 4.00% , 02/01/47 ...... 3,970 3,396,791
Series 2017 , RB , 5.00% , 02/01/47 ...... 10,000 9,975,101
Series 2024A , RB , 5.25% , 02/01/49 ..... 15,000 15,422,816
Series 2024B , RB , 5.25% , 02/01/49 ..... 20,785 21,370,881
Series 2024E , RB , 5.25% , 02/01/49 ..... 10,000 10,294,416
Series 2024B , RB , 5.00% , 02/01/54 ..... 4,500 4,511,154
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2024C , RB , 5.00% , 02/01/54 ..... USD 5,750 $ 5,764,253
City of Waco
Series 2024A , GO , 5.00% , 02/01/49 ..... 8,250 8,396,713
Series 2024A , GO , 5.25% , 02/01/54 ..... 11,770 12,162,876
Clear Creek Independent School District
Series 2024A , GO , 5.00% , 02/15/30 ( PSF ) 4,000 4,417,358
Series 2024A , GO , 5.00% , 02/15/31 ( PSF ) 14,865 16,572,019
Series 2024A , GO , 5.00% , 02/15/32 ( PSF ) 3,000 3,364,014
Series 2024A , GO , 5.00% , 02/15/33 ( PSF ) 2,175 2,449,773
Series 2025 , GO , 5.00% , 02/15/35 ( PSF ) .. 1,500 1,690,773
College Station Independent School District,
Series 2025, GO, 5.00%, 08/15/50 (PSF) .. 2,500 2,513,018
Collin County Community College District
Series 2018 , GO , 5.00% , 08/15/29 ...... 11,990 12,513,806
Series 2020A , GO , 4.00% , 08/15/38 ..... 2,015 1,971,647
Comal Independent School District
Series 2024 , GO , 5.00% , 02/15/30 ( PSF ) .. 10,140 11,166,540
Series 2024 , GO , 5.00% , 02/15/34 ( PSF ) .. 16,675 18,841,329
Series 2022 , GO , 4.00% , 02/01/36 ( PSF ) .. 3,250 3,299,784
Series 2024 , GO , 3.00% , 02/15/38 ( PSF ) .. 16,985 15,108,040
Series 2024 , GO , 3.00% , 02/15/39 ( PSF ) .. 8,385 7,277,949
Series 2024 , GO , 3.00% , 02/15/40 ( PSF ) .. 5,250 4,451,155
Series 2024 , GO , 4.00% , 02/15/49 ( PSF ) .. 4,890 4,255,212
Conroe Independent School District
Series 2020A , GO , 5.00% , 02/15/29 ( PSF ) 7,685 8,352,305
Series 2024 , GO , 5.00% , 02/15/30 ( PSF ) .. 5,000 5,528,362
Series 2024 , GO , 5.00% , 02/15/33 ( PSF ) .. 4,015 4,530,774
Series 2024 , GO , 5.00% , 02/15/34 ( PSF ) .. 4,000 4,466,942
Series 2025 , GO , 5.00% , 02/15/36 ( PSF ) .. 2,000 2,212,988
Series 2024 , GO , 5.00% , 02/15/49 ( PSF ) .. 10,500 10,650,995
Series 2025 , GO , 4.00% , 02/15/50 ( PSF ) .. 22,000 18,929,354
County of Bexar
Series 2019 , GO , 4.00% , 06/15/39 ...... 3,905 3,816,107
Series 2017 , GO , 4.00% , 06/15/41 ...... 2,035 1,946,727
Series A , GO , 5.00% , 06/15/41 ........ 3,000 3,059,182
Series 2017 , GO , 5.00% , 06/15/43 ...... 1,250 1,274,659
Series 2023 , GO , 4.00% , 06/15/46 ...... 5,000 4,394,665
County of Ector, GO, 4.00%, 02/15/47 ..... 38,525 33,769,031
County of Harris
Series 2015A , GO , 5.00% , 10/01/27 ..... 1,725 1,728,255
Series 2025A , GO , 5.00% , 09/15/30
(a)
.... 1,335 1,486,288
Series 2016A , RB , 5.00% , 08/15/31 ..... 2,000 2,035,897
Series 2024A , GO , 5.00% , 09/15/31 ..... 4,500 5,047,892
Series 2025A , GO , 5.00% , 09/15/31
(a)
.... 6,000 6,730,523
Series 2024A , GO , 5.00% , 09/15/32 ..... 5,000 5,637,549
Series 2024A , GO , 5.00% , 09/15/33 ..... 10,000 11,322,650
Series 2024A , GO , 5.00% , 09/15/34 ..... 5,935 6,722,122
Series 2016A , RB , 5.00% , 08/15/41 ..... 3,505 3,519,710
Series 2024 , GO , 4.00% , 09/15/49 ...... 5,000 4,362,261
Series 2024 , GO , 5.00% , 09/15/54 ...... 2,145 2,153,674
County of Harris Toll Road
Series 2018A , RB , 5.00% , 08/15/31 ..... 2,000 2,098,734
Series 2018A , RB , 5.00% , 08/15/32 ..... 3,000 3,137,483
Series 2018A , RB , 5.00% , 08/15/43 ..... 4,125 4,149,402
Series 2021 , RB , 4.00% , 08/15/45 ...... 2,090 1,859,907
Series 2024A , RB , 5.25% , 08/15/49 ..... 11,400 11,840,096
Series 2024A , RB , 4.00% , 08/15/54 ..... 22,235 18,523,325
County of Williamson
Series 2021 , GO , 4.00% , 02/15/26 ...... 7,000 7,051,409
Series 2021 , GO , 4.00% , 02/15/27 ...... 22,320 22,869,637
Series 2020 , GO , 5.00% , 02/15/29 ...... 1,005 1,089,792
GO , 5.00% , 02/15/32 ............... 6,770 7,578,320
Series 2020 , GO , 4.00% , 02/15/33 ...... 11,240 11,478,351
Crowley Independent School District
Series 2024 , GO , 5.00% , 02/01/49 ( PSF ) .. 8,790 8,892,173

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2025
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2025 , GO , 5.25% , 02/01/56 ( PSF ) .. USD 2,500 $ 2,572,230
Cypress-Fairbanks Independent School District
Series 2016 , GO , 5.00% , 02/15/26 ( PSF ) .. 5,030 5,090,136
Series 2020A , GO , 5.00% , 02/15/26 ( PSF ) 4,000 4,047,822
Series 2016 , GO , 5.00% , 02/15/27 ( PSF ) .. 1,800 1,820,617
Series 2023A , GO , 5.00% , 02/15/27 ( PSF ) 1,930 2,003,544
Series 2023 , GO , 5.00% , 02/15/31 ( PSF ) .. 10,105 11,287,121
Series 2025 , GO , 5.00% , 02/15/35 ( PSF ) .. 10,775 12,154,668
Series 2019 , GO , 4.00% , 02/15/38 ( PSF ) .. 2,915 2,894,382
Series 2018 , GO , 4.00% , 02/15/43 ( PSF ) .. 5,000 4,648,105
Series 2024B , GO , 5.00% , 02/15/43 ( PSF ) 1,500 1,551,682
Dallas Area Rapid Transit
Series 2007 , RB , 5.25% , 12/01/28 ( AMBAC ) 250 271,919
Series 2007 , RB , 5.25% , 12/01/29 ( AMBAC ) 1,050 1,164,098
Series 2019 , RB , 5.00% , 12/01/31 ...... 7,510 8,139,568
Series 2019 , RB , 5.00% , 12/01/32 ...... 5,000 5,388,539
Series 2019 , RB , 5.00% , 12/01/33 ...... 2,825 3,026,463
Series 2016B , RB , 4.00% , 12/01/35 ..... 8,000 8,009,982
Series 2021B , RB , 4.00% , 12/01/51 ..... 14,405 12,103,235
Dallas Fort Worth International Airport
Series 2021B , RB , 5.00% , 11/01/25 ..... 2,720 2,730,759
Series 2020A , RB , 5.00% , 11/01/27 ..... 1,000 1,055,723
Series 2022B , RB , 5.00% , 11/01/27 ..... 2,000 2,111,447
Series 2023B , RB , 5.00% , 11/01/29 ..... 5,000 5,496,378
Series 2022B , RB , 5.00% , 11/01/29 ..... 2,000 2,198,551
Series 2020A , RB , 5.00% , 11/01/30 ..... 1,000 1,114,689
Series 2020A , RB , 5.00% , 11/01/32 ..... 1,000 1,094,486
Series 2020B , RB , 4.00% , 11/01/34 ..... 9,500 9,670,985
Series 2020A , RB , 4.00% , 11/01/34 ..... 250 254,500
Series 2020B , RB , 4.00% , 11/01/35 ..... 2,000 2,007,513
Series 2020A , RB , 4.00% , 11/01/35 ..... 5,160 5,179,385
Series 2023B , RB , 5.00% , 11/01/36 ..... 1,000 1,090,943
Series 2024 , RB , 5.00% , 11/01/39 ...... 3,250 3,465,141
Series 2023B , RB , 5.00% , 11/01/39 ..... 2,750 2,909,445
Series 2022B , RB , 5.00% , 11/01/40 ..... 5,000 5,223,491
Series 2024 , RB , 5.00% , 11/01/42 ...... 5,060 5,240,322
Series 2021B , RB , 5.00% , 11/01/43 ..... 18,380 18,706,649
Series 2024 , RB , 5.00% , 11/01/44 ...... 8,500 8,699,376
Series 2022B , RB , 4.00% , 11/01/45 ..... 11,120 10,018,924
Series 2021B , RB , 4.00% , 11/01/45 ..... 7,400 6,676,169
Series 2021A , RB , 4.00% , 11/01/46 ..... 2,600 2,320,318
Series 2023B , RB , 5.00% , 11/01/47 ..... 1,750 1,760,615
Series 2024 , RB , 5.25% , 11/01/48 ...... 10,250 10,576,459
Series 2024 , RB , 4.00% , 11/01/49 ...... 8,515 7,392,525
Series 2022B , RB , 5.00% , 11/01/50 ..... 5,000 5,007,713
Dallas Independent School District
Series 2021A , GO , 4.00% , 02/15/26 ( PSF ) 4,410 4,441,590
Series 2025B , GO , 5.00% , 02/15/26 ( PSF )
(a)
9,000 9,104,737
Series 2025A, Sub-Series 2025A-2 , GO ,
VRDN 5.00% , 02/15/27 ( PSF )
(c)
...... 6,000 6,199,863
Series 2021A , GO , 5.00% , 02/15/28 ( PSF ) 4,940 5,260,495
Series 2025A, Sub-Series 2025A-3 , GO ,
VRDN 5.00% , 02/15/28 ( PSF )
(a) (c)
..... 6,410 6,769,173
Series 2025A, Sub-Series A-6 , GO , VRDN
5.00% , 02/15/31 ( PSF )
(c)
........... 3,110 3,413,382
Series 2019B , GO , 4.00% , 02/15/33 ( PSF ) 3,000 3,080,490
Series 2020 , GO , 5.00% , 02/15/34 ( PSF ) .. 5,000 5,288,483
Series 2024 , GO , 4.00% , 02/15/54 ( PSF ) .. 20,140 17,216,810
Series 2025B , GO , 4.00% , 02/15/55 ( PSF ) 40,000 33,989,232
Denton Independent School District
Series B1 , GO , VRDN 4.00% , 08/15/28
( PSF )
(c)
...................... 9,145 9,429,371
Series B2 , GO , VRDN 4.00% , 08/15/30
( PSF )
(c)
...................... 4,570 4,801,773
Series 2023 , GO , 5.00% , 08/15/35 ( PSF ) .. 5,500 6,092,274
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2023 , GO , 5.00% , 08/15/37 ( PSF ) .. USD 2,000 $ 2,162,098
Series 2023 , GO , 5.00% , 08/15/38 ( PSF ) .. 1,000 1,068,533
Series 2023 , GO , 5.00% , 08/15/39 ( PSF ) .. 3,015 3,196,404
Series 2023 , GO , 5.00% , 08/15/53 ( PSF ) .. 11,890 11,973,851
Eagle Mountain & Saginaw Independent School
District, Series 2025, GO, 5.25%, 08/15/50
(PSF)
(a)
...................... 14,885 15,509,027
East Montgomery County Improvement District
Sales Tax, Series 2024, RB, 5.25%, 08/15/49
(AG) ........................ 4,650 4,795,241
Elgin Independent School District, Series 2024,
GO, 5.00%, 08/01/54 (PSF) .......... 4,745 4,788,039
Fort Bend Independent School District
Series 2024B , GO , VRDN 4.00% , 08/01/27
( PSF )
(c)
...................... 15,000 15,340,018
Series 2018 , GO , 5.00% , 08/15/30 ( PSF ) .. 3,360 3,505,986
Fort Worth Independent School District
Series 2018 , GO , 5.00% , 02/15/43 ( PSF ) .. 5,000 5,031,889
Series 2024 , GO , 5.00% , 02/15/49 ( PSF ) .. 6,000 6,053,062
Frisco Independent School District
Series 2023 , GO , 5.00% , 02/15/26 ( PSF ) .. 5,785 5,853,637
Series 2025A , GO , 5.00% , 02/15/31 ( PSF )
(a)
4,750 5,267,513
Series 2025A , GO , 5.00% , 02/15/32 ( PSF )
(a)
4,000 4,465,415
Series 2019 , GO , 4.00% , 08/15/49 ( PSF ) .. 2,285 1,990,161
Garland Independent School District, Series
2023A, GO, 5.00%, 02/15/48 (PSF) ..... 24,015 24,275,512
Georgetown Independent School District
Series 2025 , GO , 5.00% , 02/15/35 ( PSF ) .. 8,000 9,010,567
Series 2025 , GO , 5.50% , 02/15/36 ( PSF ) .. 5,000 5,752,313
Series 2024 , GO , 5.00% , 02/15/54 ( PSF ) .. 13,750 13,884,676
Grand Parkway Transportation Corp.
Series 2018A , RB , 5.00% , 10/01/35 ..... 7,860 8,143,387
Series 2018A , RB , 5.00% , 10/01/36 ..... 8,000 8,254,327
Series 2018A , RB , 5.00% , 10/01/38 ..... 8,000 8,190,725
Series 2018A , RB , 5.00% , 10/01/43 ..... 11,180 11,295,460
Series 2020C , RB , 4.00% , 10/01/45 ..... 23,400 20,373,339
Series 2018A , RB , 5.00% , 10/01/48 ..... 17,010 17,081,423
Series 2020C , RB , 4.00% , 10/01/49 ( AG-CR ) 9,900 8,487,692
Series 2020C , RB , 4.00% , 10/01/49 ..... 25,995 21,933,367
Series 2020C , RB , 3.00% , 10/01/50 ..... 2,000 1,319,619
Grapevine-Colleyville Independent School
District, Series 2025, GO, 5.00%, 08/15/31
(PSF) ....................... 9,595 10,779,009
Grayson County Junior College District, Series
2024, GO, 4.00%, 02/15/49 .......... 8,230 7,012,226
Greenwood Independent School District, Series
2024, GO, 4.00%, 02/15/54 (PSF) ...... 4,000 3,397,814
Gregory-Portland Independent School District,
Series 2025, GO, 5.00%, 02/15/26 (PSF) .. 4,185 4,232,183
Hays Consolidated Independent School District,
Series 2025, GO, 5.25%, 02/15/43 (PSF) .. 2,000 2,117,262
Highland Park Independent School District,
Series 2024, GO, 5.00%, 02/15/33 ...... 10,000 11,384,610
Houston Higher Education Finance Corp., Series
2024, RB, 5.00%, 05/15/34 .......... 54,575 61,935,176
Houston Independent School District
Series 2017 , GO , 5.00% , 02/15/26 ( PSF ) .. 1,175 1,189,208
Series 2025B , GO , 5.00% , 02/15/26 ( PSF )
(a)
20,000 20,241,836
Series 2016 , GO , 5.00% , 02/15/27 ( PSF ) .. 2,255 2,280,829
Series 2016 , GO , 5.00% , 02/15/28 ( PSF ) .. 4,600 4,650,075
Series 2017 , GO , 5.00% , 02/15/28 ( PSF ) .. 1,000 1,037,574
Series 2025A , GO , 5.00% , 02/15/30 ( PSF ) 1,500 1,656,509
Series 2025A , GO , 5.00% , 02/15/31 ( PSF ) 2,500 2,795,150
Series 2017 , GO , 4.00% , 02/15/42 ( PSF ) .. 1,300 1,241,001

Schedule of Investments
(unaudited) (continued)
August 31, 2025
iShares
®
National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Humble Independent School District
Series 2025 , GO , 5.00% , 02/15/28 ( PSF ) .. USD 5,700 $ 6,061,939
Series 2025 , GO , 5.00% , 02/15/29 ( PSF ) .. 5,250 5,709,508
Series 2025 , GO , 4.00% , 02/15/52 ( PSF ) .. 5,750 4,991,052
Irving Independent School District
Series 2023 , GO , 5.00% , 02/15/40 ( PSF ) .. 1,100 1,147,059
Series 2023 , GO , 5.00% , 02/15/41 ( PSF ) .. 6,440 6,682,590
Jarrell Independent School District, Series 2024,
GO, 4.00%, 02/15/54 (PSF) .......... 18,740 16,251,204
Judson Independent School District
Series 2024 , GO , 5.00% , 02/01/49 ( PSF ) .. 6,060 6,126,263
Series 2024 , GO , 5.00% , 02/01/53 ( PSF ) .. 3,000 3,019,191
Katy Independent School District
Series 2024 , GO , 5.00% , 02/15/26 ( PSF ) .. 1,500 1,517,933
Series 2025 , GO , 5.00% , 02/15/27 ( PSF )
(a)
5,800 6,015,944
Series 2025 , GO , 5.00% , 02/15/28 ( PSF )
(a)
2,000 2,125,027
Series 2022 , GO , 4.00% , 02/15/47 ( PSF ) .. 10,515 9,422,518
Series 2018 , GO , 4.00% , 02/15/48 ( PSF ) .. 3,650 3,165,263
Klein Independent School District
Series 2025 , GO , 5.00% , 08/01/26 ( PSF ) .. 2,085 2,134,100
Series 2025 , GO , 5.00% , 08/01/27 ( PSF )
(a)
1,540 1,615,771
Series 2025 , GO , 5.00% , 08/01/30 ( PSF ) .. 1,250 1,391,436
Series 2025 , GO , 5.00% , 08/01/32 ( PSF ) .. 5,000 5,647,261
Series 2025 , GO , 5.00% , 08/01/34 ( PSF )
(a)
5,000 5,663,098
Series 2023 , GO , 4.00% , 08/01/45 ( PSF ) .. 10,000 8,945,857
Lamar Consolidated Independent School District
Series 2024A , GO , 5.00% , 02/15/31 ( PSF ) 3,500 3,903,801
Series 2018 , GO , 4.00% , 02/15/50 ( PSF ) .. 3,000 2,602,404
Series 2021 , GO , 3.00% , 02/15/51 ( PSF ) .. 6,485 4,576,077
Series 2023 , GO , 4.00% , 02/15/53 ...... 15,000 12,899,028
Series 2024 , GO , 4.00% , 02/15/54 ( PSF ) .. 7,975 6,774,392
Leander Independent School District
Series 2025A , GO , 5.00% , 02/15/26 ( PSF ) 2,375 2,403,070
Series 2025A , GO , 0.00% , 08/15/35 ( PSF )
(a) (b)
3,160 2,158,590
Series 2025A , GO , 5.00% , 08/15/37 ( PSF ) 13,000 14,272,537
Series 2025A , GO , 5.00% , 08/15/38 ( PSF ) 6,000 6,490,740
Series 2025A , GO , 5.00% , 08/15/39 ( PSF ) 5,500 5,894,006
Series 2025A , GO , 5.00% , 08/15/40 ( PSF )
(a)
2,000 2,123,621
Series 2023 , GO , 5.00% , 02/15/48 ( PSF ) .. 12,000 12,145,158
Lewisville Independent School District
Series 2016A , GO , 4.00% , 08/15/27 ( PSF ) 4,965 4,970,104
Series 2025 , GO , 5.00% , 08/15/28 ( PSF )
(a)
1,100 1,182,477
Series 2023 , GO , 5.00% , 08/15/30 ( PSF ) .. 11,190 12,457,252
Series 2024 , GO , 5.00% , 08/15/36 ( PSF ) .. 5,570 6,120,253
Series 2024 , GO , 5.00% , 08/15/38 ( PSF ) .. 5,195 5,565,656
Series 2025 , GO , 5.00% , 08/15/39 ( PSF )
(a)
2,250 2,402,989
Series 2024 , GO , 5.00% , 08/15/40 ( PSF ) .. 6,000 6,318,199
Series 2025 , GO , 5.00% , 08/15/40 ( PSF )
(a)
1,795 1,899,514
Series 2024 , GO , 5.00% , 08/15/44 ( PSF ) .. 9,220 9,449,136
Lower Colorado River Authority
Series 2025A , RB , 5.00% , 05/15/26 ..... 2,275 2,313,613
Series 2021 , RB , 5.00% , 05/15/28 ...... 1,000 1,064,480
Series 2025 , RB , 5.00% , 05/15/30 ...... 4,250 4,682,431
Series 2025A , RB , 5.00% , 05/15/31 ..... 4,000 4,450,407
Series 2025 , RB , 5.00% , 05/15/31 ...... 8,100 9,012,075
Series 2025B , RB , VRDN 5.00% , 05/15/32
(a) (c)
8,000 8,702,327
Series 2025A , RB , 5.00% , 05/15/35
(a)
.... 3,250 3,649,599
Series 2024 , RB , 5.00% , 05/15/35 ...... 5,905 6,471,364
Series 2024 , RB , 5.00% , 05/15/36 ...... 2,000 2,170,457
Series 2025A , RB , 5.00% , 05/15/36 ( BAM )
(a)
9,000 9,933,224
Series 2024 , RB , 5.00% , 05/15/37 ...... 3,000 3,224,952
Series 2024 , RB , 5.00% , 05/15/38 ...... 2,125 2,255,383
Series 2024 , RB , 5.00% , 05/15/39 ...... 2,750 2,889,997
Series 2025A , RB , 5.00% , 05/15/39 ( BAM ) 5,000 5,345,355
Series 2021 , RB , 5.00% , 05/15/39 ...... 2,000 2,056,995
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2025A , RB , 5.00% , 05/15/40 ( BAM )
(a)
USD 3,000 $ 3,171,253
Series 2021 , RB , 5.00% , 05/15/41 ...... 3,500 3,548,732
Series 2018 , RB , 5.00% , 05/15/43 ...... 1,000 1,002,107
Series 2024A , RB , 5.00% , 05/15/49 ..... 27,365 27,620,619
Series 2025 , RB , 5.00% , 05/15/50 ...... 5,000 5,003,471
Series 2022A , RB , 6.00% , 05/15/52 ..... 10,000 10,613,558
Series 2024A , RB , 5.00% , 05/15/54 ..... 10,000 10,009,998
Series 2025A , RB , 5.50% , 05/15/55 ( BAM ) 4,315 4,514,341
Magnolia Independent School District, Series
2023, GO, 4.00%, 08/15/47 .......... 10,800 9,478,147
Manor Independent School District, Series 2020,
GO, 3.00%, 08/01/50 (PSF) .......... 13,905 9,745,809
Medina Valley Independent School District,
Series 2023, GO, 4.00%, 02/15/53 (PSF) .. 18,480 15,770,267
Melissa Independent School District, Series
2024, GO, 4.00%, 02/01/54 (PSF) ...... 8,750 7,433,988
Midland County Fresh Water Supply District No.
1, Series 2012A, RB, 0.00%, 09/15/34
(b)
.. 1,250 845,620
Midland Independent School District
Series 2024 , GO , 5.00% , 02/15/35 ( PSF ) .. 6,150 6,784,878
Series 2024 , GO , 4.00% , 02/15/54 ( PSF ) .. 23,595 19,885,116
North East Independent School District, Series
2007, GO, 5.25%, 02/01/27 (PSF) ...... 530 550,798
North Texas Municipal Water District Upper East
Fork Wastewater Interceptor System, Series
2024, RB, 4.00%, 06/01/51 .......... 20,860 17,479,587
North Texas Municipal Water District Water
System
Series 2021A , RB , 5.00% , 09/01/26 ..... 15,200 15,590,321
Series 2025 , RB , 5.00% , 09/01/26 ...... 2,725 2,794,975
Series 2021A , RB , 5.00% , 09/01/27 ..... 6,000 6,312,042
Series 2025 , RB , 5.00% , 09/01/27 ...... 805 846,866
Series 2021A , RB , 5.00% , 09/01/28 ..... 3,500 3,767,035
Series 2025 , RB , 5.00% , 09/01/31 ...... 2,810 3,157,539
Series 2025 , RB , 5.00% , 09/01/32
(a)
..... 8,000 9,044,810
Series 2025 , RB , 5.00% , 09/01/36 ...... 4,000 4,460,406
Series 2025 , RB , 5.00% , 09/01/38 ...... 4,280 4,655,902
Series 2025 , RB , 5.00% , 09/01/41 ...... 3,000 3,179,154
Series 2016 , RB , 4.00% , 09/01/46 ...... 6,000 5,283,974
North Texas Tollway Authority
Series 2022B , RB , 5.00% , 01/01/26 ..... 4,000 4,031,226
Series A , RB , 5.00% , 01/01/26 ......... 250 250,449
Series 2019B , RB , 5.00% , 01/01/26 ..... 1,250 1,259,758
Series B , RB , 5.00% , 01/01/26 ......... 10 10,018
Series 2019B , RB , 5.00% , 01/01/27 ..... 2,505 2,593,291
Series 2019B , RB , 5.00% , 01/01/28 ..... 3,855 4,076,919
Series 2016A , RB , 5.00% , 01/01/28 ..... 1,500 1,512,686
Series A , RB , 5.00% , 01/01/29 ......... 5,000 5,041,717
Series 2019B , RB , 5.00% , 01/01/29 ..... 1,700 1,833,819
Series 2024B , RB , 5.00% , 01/01/30 ..... 6,510 7,130,488
Series A , RB , 5.00% , 01/01/30 ......... 3,385 3,411,911
Series 2016A , RB , 5.00% , 01/01/30 ..... 5,000 5,039,750
Series 2008D , RB , 0.00% , 01/01/31
(b)
.... 965 813,873
Series 2024A , RB , 5.00% , 01/01/31 ..... 3,750 4,167,822
Series 2023B , RB , 5.00% , 01/01/31 ..... 8,500 9,407,050
Series B , RB , 5.00% , 01/01/31 ......... 900 906,253
Series 2024B , RB , 5.00% , 01/01/32 ..... 2,000 2,228,158
Series 2024A , RB , 5.00% , 01/01/32 ..... 2,000 2,236,717
Series 2008D , RB , 0.00% , 01/01/33
(b)
.... 38,450 29,740,679
Series 2021B , RB , 4.00% , 01/01/33 ..... 2,000 2,048,915
Series 2024B , RB , 5.00% , 01/01/33 ..... 10,000 11,186,714
Series 2008D , RB , 0.00% , 01/01/34
(b)
.... 2,900 2,140,535
Series A , RB , 5.00% , 01/01/34 ......... 11,500 12,823,376
Series 2024B , RB , 5.00% , 01/01/34 ..... 1,590 1,779,740
Series 2024A , RB , 5.00% , 01/01/34 ..... 7,940 8,924,351

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2025
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2008D , RB , 0.00% , 01/01/35
(b)
.... USD 14,800 $ 10,397,722
Series A , RB , 5.00% , 01/01/35 ......... 2,900 3,059,553
Series 2008D , RB , 0.00% , 01/01/36
(b)
.... 44,800 29,837,750
Series 2019A , RB , 4.00% , 01/01/36 ..... 11,300 11,388,332
Series 2020A , RB , 4.00% , 01/01/36 ..... 2,000 2,015,634
Series A , RB , 5.00% , 01/01/36 ......... 1,000 1,017,805
Series 2008D , RB , 0.00% , 01/01/37
(b)
.... 3,250 2,046,768
Series A , RB , 4.00% , 01/01/37 ......... 11,240 10,975,954
Series 2019A , RB , 4.00% , 01/01/37 ..... 5,000 5,018,415
Series 2024B , RB , 5.00% , 01/01/37 ..... 1,250 1,351,584
Series 2011B , RB , 0.00% , 09/01/37
(b)
.... 1,620 856,360
Series 2008D , RB , 0.00% , 01/01/38 ( AG )
(b)
3,000 1,779,688
Series 2019A , RB , 5.00% , 01/01/38 ..... 21,820 22,488,157
Series 2021B , RB , 4.00% , 01/01/39 ..... 2,500 2,326,888
Series A , RB , 5.00% , 01/01/39 ......... 2,500 2,540,426
Series 2016A , RB , 5.00% , 01/01/39 ..... 8,170 8,191,689
Series 2021B , RB , 4.00% , 01/01/40 ..... 4,000 3,606,253
Series 2021B , RB , 4.00% , 01/01/41 ..... 1,150 1,017,918
Series 2024A , RB , 5.00% , 01/01/41 ..... 5,000 5,217,713
Series 2024A , RB , 5.25% , 01/01/42 ..... 4,000 4,207,414
Series A , RB , 4.00% , 01/01/43 ......... 15,615 14,130,195
Series B , RB , 5.00% , 01/01/43 ......... 1,750 1,755,258
Series A , RB , 5.00% , 01/01/43 ......... 5,490 5,524,911
Series 2011B , RB , 0.00% , 09/01/43
(b)
.... 2,500 842,283
Series 2011C , RB , 7.00% , 09/01/43 ..... 500 601,153
Series 2019A , RB , 4.00% , 01/01/44 ..... 2,030 1,819,937
Series 2024A , RB , 5.25% , 01/01/44 ..... 2,000 2,080,927
Series 2024A , RB , 5.00% , 01/01/45 ..... 2,750 2,803,212
Series 2011C , RB , 6.75% , 09/01/45 ..... 500 603,466
Series 2021B , RB , 3.00% , 01/01/46 ..... 2,000 1,424,629
Series 2018 , RB , 5.00% , 01/01/48 ...... 1,000 1,000,010
Series A , RB , 5.00% , 01/01/48 ......... 6,100 6,103,595
Series B , RB , 5.00% , 01/01/48 ......... 1,750 1,743,730
Series 2018 , RB , 4.25% , 01/01/49 ...... 1,500 1,265,316
Northside Independent School District, Series
2020, GO, VRDN, 3.55%, 06/01/28 (PSF)
(c)
5,665 5,755,553
Northwest Independent School District
Series 2023 , GO , 5.00% , 02/15/48 ( PSF ) .. 18,500 18,647,055
Series 2024A , GO , 5.00% , 02/15/49 ( PSF ) 5,750 5,795,842
Pasadena Independent School District, Series
2018, GO, 4.00%, 02/15/44 (PSF) ...... 1,250 1,146,933
Permanent University Fund - Texas A&M
University System, Series 2023, RB,
5.00%, 07/01/41 ................. 13,245 13,770,069
Permanent University Fund - University of Texas
System
Series 2022A , RB , 5.00% , 07/01/27 ..... 1,000 1,049,594
Series 2022A , RB , 5.00% , 07/01/29 ..... 3,070 3,360,769
Series 2025A , RB , 5.00% , 07/01/33 ..... 15,125 17,175,098
Series 2022A , RB , 5.00% , 07/01/34 ..... 2,885 3,204,424
Series 2024B , RB , 5.00% , 07/01/35 ..... 5,000 5,672,872
Series 2024A , RB , 5.00% , 07/01/36 ..... 7,655 8,464,659
Series 2024B , RB , 5.00% , 07/01/36 ..... 6,500 7,371,681
Series 2024A , RB , 5.00% , 07/01/37 ..... 5,040 5,506,426
Series 2024B , RB , 5.00% , 07/01/38 ..... 5,000 5,410,814
Series 2016B , RB , 4.00% , 07/01/41 ..... 2,515 2,346,452
Series 2024A , RB , 4.00% , 07/01/53 ..... 3,500 2,947,373
Pflugerville Independent School District, Series
2023A, GO, 5.00%, 02/15/35 ......... 4,090 4,453,888
Plano Independent School District
Series 2016A , GO , 5.00% , 02/15/26 ( PSF ) 2,475 2,503,915
Series 2025 , GO , 5.00% , 02/15/27 ( PSF ) .. 6,510 6,750,483
Series 2025 , GO , 5.00% , 02/15/28 ( PSF ) .. 5,580 5,932,945
Series 2025 , GO , 4.00% , 02/15/43 ( PSF ) .. 4,155 3,884,085
Series 2025 , GO , 4.00% , 02/15/44 ( PSF )
(a)
5,000 4,625,893
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2025 , GO , 4.00% , 02/15/45 ( PSF )
(a)
USD 4,135 $ 3,794,673
Port Authority of Houston of Harris County Texas
Series 2020A-2 , GO , 3.00% , 10/01/39 .... 5,000 4,186,275
Series 2023 , RB , 5.00% , 10/01/48 ...... 8,620 8,658,834
Series 2023 , RB , 5.00% , 10/01/53 ...... 24,000 24,008,786
Prosper Independent School District
Series 2024 , GO , 4.00% , 02/15/54 ( PSF ) .. 17,790 15,111,780
Series 2024A , GO , 4.00% , 02/15/54 ( PSF ) 40,970 34,802,114
Richardson Independent School District
Series 2019 , GO , 5.00% , 02/15/30 ( PSF ) .. 1,905 2,004,246
Series 2017 , GO , 5.00% , 02/15/42 ( PSF ) .. 6,930 6,949,989
Series 2021 , GO , 4.00% , 02/15/46 ( PSF ) .. 2,000 1,828,326
Rockwall Independent School District, Series
2023, GO, 4.00%, 02/15/53 (PSF) ...... 16,775 14,382,414
Round Rock Independent School District
Series 2019A , GO , 5.00% , 08/01/31 ( PSF ) 4,000 4,324,773
Series 2019A , GO , 3.00% , 08/01/33 ( PSF ) 1,950 1,874,739
San Antonio Independent School District
Series 2025 , GO , 5.00% , 08/15/26 ( PSF ) .. 1,755 1,797,483
Series 2018 , GO , 5.00% , 08/15/48 ( PSF ) .. 4,680 4,681,843
Series 2022 , GO , 5.00% , 08/15/52 ( PSF ) .. 3,000 3,012,041
San Antonio Public Facilities Corp., Series 2012,
RB, 4.00%, 09/15/42 .............. 6,600 5,824,556
San Antonio Water System
Series 2016C , RB , 5.00% , 05/15/33 ..... 10,500 10,723,206
Series 2016C , RB , 5.00% , 05/15/34 ..... 3,245 3,309,409
Series 2016C , RB , 5.00% , 05/15/35 ..... 1,800 1,832,977
Series 2025A , RB , 5.00% , 05/15/36 ..... 3,500 3,920,455
Series 2025A , RB , 5.00% , 05/15/37
(a)
.... 3,500 3,869,620
Series 2025A , RB , 5.00% , 05/15/38 ..... 2,500 2,725,862
Series 2025A , RB , 5.00% , 05/15/39 ..... 2,000 2,153,062
Series 2015B , RB , 4.00% , 05/15/40 ..... 14,785 13,877,081
Series 2016C , RB , 5.00% , 05/15/46 ..... 1,660 1,664,544
Series 2020C , RB , 4.00% , 05/15/50 ..... 1,000 842,622
Series 2020A , RB , 5.00% , 05/15/50 ..... 6,000 6,038,914
Series 2021A , RB , 4.00% , 05/15/51 ..... 3,790 3,192,486
San Jacinto Community College District, Series
2019A, GO, 5.00%, 02/15/44 ......... 3,660 3,684,971
San Marcos Consolidated Independent School
District, Series 2023, GO, 5.25%, 08/15/47
(PSF) ....................... 10,000 10,334,191
Sherman Independent School District, Series
2025, GO, 5.00%, 02/15/26 (PSF) ...... 1,190 1,203,903
Southwest Independent School District, Series
2023, GO, 4.00%, 02/01/53 (PSF) ...... 15,000 12,644,655
Spring Independent School District, Series 2025,
GO, 5.00%, 08/15/32 (PSF) .......... 6,305 7,118,718
State of Texas
Series 2015A , GO , 5.00% , 10/01/25 ..... 16,300 16,332,750
Series 2024 , GO , 5.00% , 10/01/25 ...... 10,000 10,020,092
Series 2015A , GO , 5.00% , 10/01/26 ..... 7,000 7,013,947
Series 2016A , GO , 5.00% , 04/01/27 ..... 5,890 5,977,597
Series 2015A , GO , 5.00% , 10/01/27 ..... 2,445 2,449,243
Series 2024 , GO , 5.00% , 10/01/27 ...... 7,275 7,683,726
Series 2015A , GO , 5.00% , 10/01/28 ..... 5,105 5,113,776
Series A , GO , 5.00% , 10/01/30 ........ 3,900 4,086,810
Series 2015A , GO , 5.00% , 10/01/31 ..... 1,000 1,001,407
Series 2024 , GO , 5.00% , 10/01/31 ...... 14,385 16,236,391
Series 2016 , GO , 5.00% , 04/01/32 ...... 2,300 2,325,392
Series 2024 , GO , 5.00% , 10/01/32 ...... 5,000 5,689,914
Series B , GO , 5.00% , 10/01/32 ........ 5,825 6,064,181
Series A , GO , 5.00% , 10/01/33 ........ 34,100 35,396,949
Series 2016 , GO , 5.00% , 04/01/34 ...... 16,500 16,649,804
Series A , GO , 5.00% , 10/01/34 ........ 32,000 33,127,965
Series 2015A , GO , 5.00% , 10/01/36 ..... 10,150 10,158,196

Schedule of Investments
(unaudited) (continued)
August 31, 2025
iShares
®
National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2022B , GO , 5.00% , 08/01/39 ..... USD 7,240 $ 7,253,663
Series 2025B , GO , 5.00% , 08/01/39
(a)
.... 1,500 1,611,795
Series 2022B , GO , 5.00% , 08/01/40 ..... 3,000 3,000,993
Series 2024 , GO , 5.00% , 10/01/42 ...... 1,500 1,568,334
Series 2024 , GO , 5.00% , 10/01/43 ...... 5,250 5,458,022
Series 2016A , GO , 5.00% , 04/01/44 ..... 2,045 2,047,321
Series A , GO , 4.00% , 10/01/44 ........ 2,000 1,765,834
Series 2015D , GO , 4.00% , 05/15/45 ..... 2,000 1,754,847
Tarrant Regional Water District, Series 2025, RB,
4.25%, 09/01/55 ................. 10,000 8,728,957
Tarrant Regional Water District Water Supply
System, Series 2024, RB, 4.00%, 03/01/54 6,335 5,300,715
Texas A&M University
Series 2024A , RB , 5.00% , 05/15/26 ..... 1,795 1,828,755
Series 2024A , RB , 5.00% , 05/15/33 ..... 6,500 7,391,574
Series 2017E , RB , 5.00% , 05/15/34 ..... 5,640 5,784,488
Series 2024A , RB , 5.00% , 05/15/34 ..... 7,000 7,978,262
Series 2024A , RB , 5.00% , 05/15/37 ..... 4,500 4,938,817
Series 2024A , RB , 5.00% , 05/15/41 ..... 7,500 7,896,599
Series 2024A , RB , 5.00% , 05/15/42 ..... 10,000 10,440,968
Texas Department of Transportation State
Highway Fund
Series 2016A , RB , 5.00% , 10/01/25 ..... 4,050 4,058,371
Series 2015 , RB , 5.00% , 10/01/26 ...... 4,810 4,950,562
Series 2016A , RB , 5.00% , 10/01/26 ..... 1,260 1,296,821
Series 2016A , RB , 5.00% , 10/01/30 ..... 5,000 5,118,862
Series 2024 , RB , 5.00% , 10/01/33 ...... 4,000 4,550,957
Texas State University System
Series 2017A , RB , 5.00% , 03/15/28 ..... 6,670 6,925,839
Series 2017A , RB , 5.00% , 03/15/31 ..... 1,900 1,957,700
Series 2024 , RB , 5.00% , 03/15/31 ...... 15,000 16,713,522
Series 2024 , RB , 5.00% , 03/15/33 ...... 8,065 9,106,488
Series 2024 , RB , 5.25% , 03/15/54 ...... 10,050 10,300,164
Texas Tech University System
Series 2023A , RB , 5.00% , 02/15/31 ..... 11,585 12,892,569
Series 2025A , RB , 4.25% , 02/15/55 ..... 11,910 10,368,050
Texas Transportation Commission
Series 2014B , GO , VRDN 0.65% , 04/01/26
(c)
5,000 4,919,663
Series 2024 , GO , 5.00% , 04/01/26 ...... 1,620 1,644,676
Series 2024 , GO , 5.00% , 04/01/33 ...... 5,000 5,655,939
Series 2024 , GO , 5.00% , 04/01/35 ...... 5,000 5,572,181
Series 2024 , GO , 5.00% , 04/01/36 ...... 5,000 5,513,850
Series 2024 , GO , 5.00% , 04/01/42 ...... 6,000 6,261,824
Texas Transportation Commission State
Highway 249 System, Series 2019A, RB,
5.00%, 08/01/57 ................. 1,750 1,738,886
Texas Water Development Board
Series 2021 , RB , 5.00% , 08/01/26 ...... 1,300 1,331,915
Series 2021 , RB , 5.00% , 08/01/27 ...... 1,500 1,576,952
Series 2021 , RB , 5.00% , 08/01/28 ...... 1,110 1,194,376
Series 2017A , RB , 5.00% , 04/15/29 ..... 1,000 1,052,091
Series 2018B , RB , 5.00% , 04/15/30 ..... 1,860 1,989,968
Series 2021 , RB , 5.00% , 08/01/30 ...... 1,310 1,458,078
Series A , RB , 5.00% , 10/15/30 ......... 1,000 1,002,455
Series 2018A , RB , 5.00% , 10/15/31 ..... 6,605 6,938,712
Series A , RB , 5.00% , 10/15/31 ......... 1,000 1,002,370
Series 2017A , RB , 5.00% , 10/15/31 ..... 1,000 1,043,899
Series 2017A , RB , 4.00% , 10/15/32 ..... 3,475 3,523,238
Series 2018B , RB , 5.00% , 10/15/32 ..... 5,820 6,140,226
Series 2019A , RB , 3.00% , 10/15/33 ..... 2,000 1,896,704
Series 2020 , RB , 4.00% , 10/15/33 ...... 3,080 3,171,460
Series 2017A , RB , 4.00% , 10/15/33 ..... 2,000 2,020,528
Series 2020 , RB , 4.00% , 08/01/34 ...... 5,000 5,115,900
Series 2019A , RB , 3.00% , 10/15/34 ..... 2,000 1,864,181
Series 2018B , RB , 4.00% , 10/15/34 ..... 3,000 3,024,761
Security
Par (000)
Par (000) Value
Texas (continued)
Series A , RB , 4.00% , 10/15/34 ......... USD 3,000 $ 3,001,205
Series 2017A , RB , 4.00% , 10/15/34 ..... 1,000 1,006,918
Series 2021 , RB , 4.00% , 10/15/35 ...... 4,740 4,822,721
Series 2019A , RB , 4.00% , 10/15/36 ..... 5,775 5,820,876
Series 2022 , RB , 4.45% , 10/15/36 ...... 1,000 1,040,157
Series 2023A , RB , 5.00% , 10/15/37 ..... 2,565 2,783,921
Series 2019A , RB , 4.00% , 10/15/38 ..... 1,490 1,478,158
Series 2018A , RB , 4.00% , 10/15/38 ..... 9,160 9,050,520
Series 2018B , RB , 5.00% , 10/15/38 ..... 2,130 2,194,246
Series 2020 , RB , 3.00% , 08/01/39 ...... 3,000 2,566,363
Series 2019A , RB , 3.00% , 10/15/39 ..... 2,585 2,138,848
Series 2020 , RB , 3.00% , 08/01/40 ...... 2,000 1,673,938
Series 2020 , RB , 3.00% , 10/15/40 ...... 3,500 2,893,416
Series 2023A , RB , 4.65% , 10/15/40 ..... 1,995 2,041,915
Series 2024A , RB , 5.00% , 10/15/40 ..... 5,250 5,596,267
Series A , RB , 5.00% , 10/15/40 ......... 890 891,018
Series 2022 , RB , 5.00% , 08/01/41 ...... 28,505 29,808,967
Series 2024A , RB , 4.00% , 10/15/41 ..... 4,725 4,458,218
Series 2023 , RB , 5.00% , 08/01/42 ...... 6,275 6,542,879
Series 2017A , RB , 5.00% , 10/15/42 ..... 2,000 2,020,816
Series 2024A , RB , 4.00% , 10/15/43 ..... 4,000 3,674,618
Series 2018B , RB , 4.00% , 10/15/43 ..... 12,000 10,945,733
Series 2018A , RB , 5.00% , 10/15/43 ..... 11,750 11,883,374
Series 2019A , RB , 4.00% , 10/15/44 ..... 5,000 4,507,061
Series 2024A , RB , 5.00% , 10/15/44 ..... 7,500 7,745,051
Series A , RB , 4.00% , 10/15/45 ......... 4,865 4,335,079
Series 2016 , RB , 5.25% , 10/15/46 ...... 2,000 2,012,428
Series 2022 , RB , 5.00% , 10/15/47 ...... 22,500 22,852,303
Series 2017A , RB , 5.00% , 10/15/47 ..... 2,500 2,509,891
Series 2023A , RB , 4.88% , 10/15/48 ..... 9,000 9,079,967
Series 2018B , RB , 5.00% , 04/15/49 ..... 35,020 35,191,798
Series 2019A , RB , 4.00% , 10/15/49 ..... 20,445 17,548,608
Series 2024A , RB , 5.00% , 10/15/49 ..... 17,500 17,773,166
Series 2020 , RB , 4.00% , 04/15/51 ...... 6,000 5,118,417
Series 2022 , RB , 4.80% , 10/15/52 ...... 1,500 1,498,930
Series 2024A , RB , 5.00% , 10/15/53 ..... 13,090 13,228,958
Series 2019A , RB , 4.00% , 10/15/54 ..... 1,000 841,586
Series 2021 , RB , 4.00% , 10/15/56 ...... 7,420 6,198,964
Trinity River Authority Central Regional
Wastewater System, Series 2017, RB,
5.00%, 08/01/28 ................. 2,005 2,100,512
Tyler Independent School District, Series 2017,
GO, 4.00%, 02/15/47 (PSF) .......... 1,600 1,402,493
University of Houston, Series 2022A, RB,
5.00%, 02/15/37 ................. 4,000 4,278,543
University of North Texas System
Series 2025A , RB , 5.00% , 04/15/32
(a)
.... 500 562,388
Series 2025A , RB , 5.00% , 04/15/34 ..... 1,000 1,128,213
Via Metropolitan Transit Advanced
Transportation District Sales Tax, Series 2024,
RB, 5.00%, 08/01/49 .............. 9,540 9,755,826
Waco Educational Finance Corp., Series 2021,
RB, 4.00%, 03/01/51 .............. 2,000 1,649,355
Waco Independent School District, Series 2022,
GO, 3.00%, 08/15/52 (PSF) .......... 2,315 1,596,835
Wylie Independent School District
Series 2020A , GO , 5.00% , 08/15/30 ( PSF ) 14,960 16,632,114
Series 2024 , GO , 5.25% , 08/15/49 ( PSF ) .. 23,305 24,063,906
Ysleta Independent School District, Series 2017,
GO, 5.00%, 08/15/47 (PSF) .......... 2,940 2,948,864
4,217,750,869

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2025
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Utah — 0.7%
Central Valley Water Reclamation Facility, Series
2021C, RB, 4.00%, 03/01/47 ......... USD 2,000 $ 1,757,928
City of Salt Lake City
Series 2017B , RB , 5.00% , 07/01/47 ..... 3,645 3,646,141
Series 2018B , RB , 5.00% , 07/01/48 ..... 2,000 1,993,088
Series 2022 , RB , 5.00% , 02/01/52 ...... 30,000 30,074,406
Intermountain Power Agency
Series 2022A , RB , 5.00% , 07/01/26 ..... 3,445 3,512,464
Series 2022A , RB , 5.00% , 07/01/29 ..... 1,250 1,355,893
Series 2022A , RB , 5.00% , 07/01/30 ..... 2,000 2,196,082
Series 2023A , RB , 5.00% , 07/01/31 ..... 13,170 14,594,325
Series 2022A , RB , 5.00% , 07/01/32 ..... 1,000 1,090,909
Series 2022A , RB , 5.00% , 07/01/33 ..... 1,250 1,350,106
Series 2022A , RB , 5.00% , 07/01/34 ..... 1,250 1,340,780
Series 2022A , RB , 4.00% , 07/01/36 ..... 2,500 2,489,158
Series 2023A , RB , 5.00% , 07/01/37 ..... 5,000 5,286,928
Series 2022A , RB , 5.00% , 07/01/38 ..... 2,500 2,589,530
Series 2022A , RB , 5.00% , 07/01/40 ..... 2,500 2,556,711
Series 2023A , RB , 5.00% , 07/01/41 ..... 2,000 2,050,430
Series 2022A , RB , 5.00% , 07/01/42 ..... 2,500 2,514,773
Series 2022A , RB , 5.00% , 07/01/43 ..... 19,585 19,635,909
Local Building Authority of Alpine School District,
Series 2025, RB, 5.00%, 03/15/43 ...... 5,000 5,172,043
State of Utah
Series 2018 , GO , 5.00% , 07/01/26 ...... 5,225 5,341,206
Series 2020B , GO , 5.00% , 07/01/26 ..... 11,925 12,190,216
Series 2017 , GO , 5.00% , 07/01/27 ...... 1,140 1,180,536
Series 2020B , GO , 5.00% , 07/01/28 ..... 1,470 1,581,320
Series 2020 , GO , 5.00% , 07/01/29 ...... 4,030 4,372,090
Series 2020B , GO , 5.00% , 07/01/29 ..... 1,600 1,735,817
Series 2020 , GO , 5.00% , 07/01/30 ...... 5,600 6,052,109
Series 2020 , GO , 5.00% , 07/01/31 ...... 13,500 14,495,024
Series 2020 , GO , 3.00% , 07/01/34 ...... 4,120 3,924,286
Timpanogos Special Service District
Series 2024 , RB , 5.00% , 06/01/47 ...... 4,000 4,106,715
Series 2024 , RB , 5.00% , 06/01/54 ...... 16,500 16,605,887
University of Utah (The)
Series 2022B , RB , 5.00% , 08/01/27 ..... 1,330 1,396,716
Series 2022B , RB , 5.00% , 08/01/41 ..... 1,885 1,958,120
Series 2022B , RB , 5.00% , 08/01/42 ..... 2,490 2,566,079
Series 2022A , RB , 4.00% , 08/01/51 ..... 12,000 10,071,924
Series 2023B , RB , 5.25% , 08/01/53 ..... 1,610 1,645,574
Utah Transit Authority
Series 2025 , RB , 5.00% , 12/15/32 ...... 5,365 6,114,125
Series 2024 , RB , 5.00% , 06/15/33 ...... 4,000 4,570,413
Series 2025 , RB , 5.00% , 12/15/33
(a)
..... 6,010 6,882,472
Series 2025 , RB , 5.00% , 12/15/34 ...... 19,870 22,778,841
Series 2007A , RB , 5.00% , 06/15/35 ( NPFGC ) 10,000 11,271,439
Series 2025 , RB , 5.00% , 12/15/36 ...... 4,500 5,074,398
Series 2024 , RB , 5.00% , 06/15/38 ...... 2,000 2,183,159
Series 2024 , RB , 5.00% , 06/15/39 ...... 10,000 10,805,773
Series 2024 , RB , 5.00% , 06/15/40 ...... 9,000 9,626,054
273,737,897
Vermont — 0.0%
University of Vermont & State Agricultural
College, Series 2015, RB, 5.00%, 10/01/40 1,000 1,000,610
Virginia — 1.9%
Chesapeake Bay Bridge & Tunnel District
Series 2016 , RB , 5.00% , 07/01/41 ...... 3,000 3,009,141
Series 2016 , RB , 5.00% , 07/01/46 ...... 21,350 20,900,226
Series 2016 , RB , 5.00% , 07/01/51 ...... 1,500 1,439,729
City of Alexandria
Series 2023 , GO , 5.00% , 12/15/36 ( SAW ) . 10,855 12,057,030
Security
Par (000)
Par (000) Value
Virginia (continued)
Series 2023 , GO , 4.00% , 12/15/43 ( SAW ) . USD 12,750 $ 11,883,654
Series 2019A , GO , 3.00% , 07/15/46 ( SAW ) 1,000 746,894
City of Richmond
Series 2016A , RB , 5.00% , 01/15/29 ..... 2,000 2,018,888
Series 2016A , RB , 5.00% , 01/15/30 ..... 1,000 1,009,444
Series 2016A , RB , 5.00% , 01/15/32 ..... 2,020 2,039,077
County of Arlington, Series 2023, GO,
5.00%, 06/15/32 ................. 8,715 9,926,517
County of Fairfax
Series 2015B , GO , 5.00% , 10/01/25 ( SAW ) 5,035 5,044,729
Series 2016A , GO , 4.00% , 10/01/27 ( SAW ) 7,625 7,699,407
Series 2023A , GO , 4.00% , 10/01/28 ( SAW ) 4,000 4,205,706
Series 2020A , GO , 5.00% , 10/01/28 ( SAW ) 5,000 5,409,747
Series 2017A , GO , 5.00% , 10/01/28 ( SAW ) 1,800 1,874,589
Series 2023A , GO , 4.00% , 10/01/30 ( SAW ) 7,600 8,170,030
Series 2024A , GO , 5.00% , 10/01/30 ( SAW ) 11,000 12,336,696
Series 2024A , GO , 5.00% , 10/01/31 ( SAW ) 7,085 8,023,278
Series 2017A , GO , 4.00% , 10/01/32 ( SAW ) 9,900 10,038,422
Series 2024A , GO , 5.00% , 10/01/32 ( SAW ) 6,715 7,665,698
Series 2022A , GO , 2.00% , 10/01/38 ( SAW ) 13,630 9,875,062
Series 2023A , GO , 4.00% , 10/01/40 ( SAW ) 3,000 2,935,244
Series 2021A , RB , 4.00% , 07/15/51 ..... 5,000 4,368,712
County of Loudoun, Series 2021A, GO,
4.00%, 12/01/31 (SAW) ............ 3,330 3,531,934
Hampton Roads Sanitation District
Series 2016A , RB , 5.00% , 08/01/30 ..... 2,020 2,069,250
Series 2016A , RB , 5.00% , 08/01/37 ..... 8,570 8,778,949
Series 2024B , RB , 5.00% , 07/01/49 ..... 1,650 1,684,136
Series 2024B , RB , 5.00% , 07/01/54 ..... 1,675 1,696,052
Hampton Roads Transportation Accountability
Commission
Series 2018A , RB , 5.00% , 07/01/42 ..... 8,110 8,188,977
Series 2020A , RB , 4.00% , 07/01/45 ..... 2,000 1,793,680
Series 2018A , RB , 5.00% , 07/01/48 ..... 4,180 4,447,061
Series 2022A , RB , 4.00% , 07/01/52 ..... 3,365 2,878,371
Series 2018A , RB , 5.00% , 07/01/52 ..... 26,645 28,347,357
Series 2022A , RB , 4.00% , 07/01/57 ..... 17,565 14,895,844
Series 2018A , RB , 5.50% , 07/01/57 ..... 11,380 12,235,666
Series 2020A , RB , 4.00% , 07/01/60 ..... 5,005 4,173,452
Series 2020A , RB , 5.00% , 07/01/60 ..... 2,000 1,963,196
Northern Virginia Transportation Commission,
Series 2022, RB, 5.00%, 06/01/47 ...... 5,500 5,568,944
University of Virginia
Series 2017A , RB , 5.00% , 04/01/38 ..... 1,000 1,019,715
Series 2015A-2 , RB , 5.00% , 04/01/45 .... 8,000 8,010,713
Virginia College Building Authority
Series 2017E , RB , 5.00% , 02/01/26 ..... 4,405 4,453,160
Series 2015D , RB , 3.00% , 02/01/27 ( ST
INTERCEPT ) .................. 2,685 2,686,004
Series 2017E , RB , 5.00% , 02/01/27 ..... 10,160 10,549,548
Series 2022A , RB , 5.00% , 02/01/27 ..... 4,000 4,153,365
Series 2016A , RB , 5.00% , 09/01/27 ( ST
INTERCEPT ) .................. 4,700 4,811,223
Series 2017E , RB , 5.00% , 02/01/28 ..... 1,000 1,062,591
Series 2021A , RB , 5.00% , 02/01/28 ..... 21,120 22,441,916
Series 2019C , RB , 5.00% , 02/01/28 ..... 575 610,990
Series 2017E , RB , 5.00% , 02/01/29 ..... 5,015 5,308,900
Series 2021A , RB , 5.00% , 02/01/30 ..... 6,340 7,015,298
Series 2017C , RB , 5.00% , 02/01/30 ..... 6,920 7,147,346
Series 2022A , RB , 5.00% , 02/01/30 ..... 12,260 13,565,860
Series 2019C , RB , 5.00% , 02/01/30 ..... 2,775 3,010,285
Series A , RB , 4.00% , 02/01/31 ......... 4,300 4,318,120
Series 2017E , RB , 5.00% , 02/01/31 ..... 1,025 1,078,814
Series 2017C , RB , 5.00% , 02/01/31 ..... 1,830 1,886,505
Series 2015A , RB , 4.00% , 02/01/32 ..... 3,000 3,001,595

Schedule of Investments
(unaudited) (continued)
August 31, 2025
iShares
®
National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Virginia (continued)
Series 2023B , RB , 5.00% , 02/01/32 ..... USD 6,000 $ 6,783,713
Series 2022A , RB , 5.00% , 02/01/32 ..... 3,015 3,408,816
Series 2024A , RB , 5.00% , 02/01/33 ..... 1,000 1,136,371
Series 2022A , RB , 3.50% , 02/01/34 ..... 2,000 1,994,369
Series 2023B , RB , 5.00% , 02/01/34 ..... 3,500 3,919,047
Series 2019A , RB , 3.00% , 02/01/35 ..... 2,500 2,317,816
Series 2019A , RB , 3.00% , 02/01/36 ..... 5,000 4,530,169
Series 2021A , RB , 3.00% , 02/01/36 ..... 2,500 2,272,884
Series 2024A , RB , 5.00% , 02/01/36 ..... 18,575 20,672,745
Series 2023A , RB , 5.00% , 02/01/37 ..... 3,500 3,819,311
Series 2022A , RB , 5.00% , 02/01/38 ..... 1,790 1,908,397
Series 2023A , RB , 5.00% , 02/01/38 ..... 3,375 3,648,784
Series 2022A , RB , 5.00% , 02/01/39 ..... 2,000 2,115,006
Series 2021A , RB , 3.00% , 02/01/40 ..... 2,485 2,050,551
Series 2021C , RB , 3.00% , 09/01/51 ( ST
INTERCEPT ) .................. 7,110 4,939,149
Virginia Commonwealth Transportation Board
Series 2017A , RB , 5.00% , 05/15/26 ..... 4,375 4,454,162
Series 2017 , RB , 5.00% , 09/15/26 ...... 3,115 3,199,053
Series 2017A , RB , 5.00% , 05/15/27 ..... 2,465 2,574,775
Series 2024 , RB , 5.00% , 05/15/27 ...... 8,400 8,774,081
Series 2017 , RB , 5.00% , 09/15/27 ...... 1,110 1,169,225
Series 2017A , RB , 5.00% , 05/15/30 ..... 21,035 22,092,652
Series 2017A , RB , 5.00% , 05/15/31 ..... 1,015 1,063,394
Series 2024 , RB , 5.00% , 05/15/32 ...... 7,560 8,570,558
Series 2022 , RB , 4.00% , 05/15/33 ...... 12,360 13,096,351
Series 2017A , RB , 4.00% , 05/15/35 ..... 1,000 1,005,479
Series 2022 , RB , 4.00% , 05/15/35 ...... 8,000 8,296,676
Series 2024 , RB , 5.00% , 05/15/39 ...... 7,320 7,932,109
Series 2018 , RB , 4.00% , 05/15/41 ...... 11,050 10,662,826
Series 2017 , RB , 4.00% , 05/15/42 ...... 14,260 13,171,591
Virginia Port Authority, Series 2025, RB,
5.25%, 07/01/50 ................. 4,110 4,216,582
Virginia Port Authority Commonwealth Port
Fund, Series 2023A, RB, 5.25%, 07/01/48 . 5,000 5,186,473
Virginia Public Building Authority
Series 2022A , RB , 5.00% , 08/01/26 ..... 4,000 4,097,467
Series 2017A , RB , 5.00% , 08/01/27 ..... 3,015 3,168,513
Series 2017A , RB , 5.00% , 08/01/28 ..... 1,175 1,234,183
Series 2022A , RB , 5.00% , 08/01/28 ..... 6,000 6,461,769
Series 2021A-1 , RB , 5.00% , 08/01/31 .... 5,510 6,216,958
Series 2021A-2 , RB , 4.00% , 08/01/34 .... 2,000 2,066,094
Series 2025A , RB , 5.00% , 08/01/34 ..... 1,140 1,301,600
Series 2025A , RB , 5.00% , 08/01/37 ..... 17,900 19,847,744
Series 2022A , RB , 5.00% , 08/01/38 ..... 1,010 1,079,338
Series 2025A , RB , 5.00% , 08/01/38 ..... 16,860 18,441,874
Series 2025A , RB , 5.00% , 08/01/40 ..... 5,000 5,367,258
Series 2024A , RB , 5.00% , 08/01/43 ..... 17,125 17,859,904
Series 2024A , RB , 5.00% , 08/01/44 ..... 7,340 7,620,192
Virginia Public School Authority
Series 2025B , RB , 5.00% , 08/01/26 ( SAW )
(a)
15,000 15,368,253
Series 2025B , RB , 5.00% , 08/01/27 ( SAW ) 15,000 15,769,521
Series 2022B , RB , 5.00% , 08/01/29 ( SAW ) 2,685 2,950,082
Virginia Resources Authority, Series 2024A, RB,
5.00%, 11/01/54 ................. 2,485 2,518,994
Virginia Resources Authority Clean Water
Revolving Fund
Series 2014B , RB , 5.00% , 10/01/26 ..... 26,155 26,206,510
Series 2025 , RB , 5.00% , 10/01/26
(a)
..... 4,250 4,374,197
Series 2025 , RB , 5.00% , 10/01/27
(a)
..... 12,010 12,680,324
Series 2025 , RB , 5.00% , 10/01/29 ...... 4,000 4,411,579
721,088,206
Security
Par (000)
Par (000) Value
Washington — 3.6%
Central Puget Sound Regional Transit Authority
Series 2021S-1 , RB , 5.00% , 11/01/27 .... USD 1,630 $ 1,725,241
Series 2021S-1 , RB , 5.00% , 11/01/28 .... 1,505 1,631,339
Series 2015S-1 , RB , 5.00% , 11/01/29 .... 3,500 3,515,307
Series 2015S-1 , RB , 5.00% , 11/01/31 .... 1,250 1,255,467
Series 2015S-1 , RB , 4.00% , 11/01/34 .... 10,040 10,067,642
Series 2015S-1 , RB , 5.00% , 11/01/36 .... 4,500 4,519,681
Series 2021S-1 , RB , 5.00% , 11/01/36 .... 3,000 3,247,047
Series 2015S-1 , RB , 5.00% , 11/01/45 .... 19,870 19,956,901
City of Seattle
Series 2023B , RB , VRDN ( TD Bank NA
LOC ), 3.90% , 09/03/25
(c)
........... 45,240 45,240,000
Series 2025 , RB , 5.00% , 02/01/27 ...... 1,055 1,094,401
Series 2025 , RB , 5.00% , 02/01/32
(a)
..... 2,500 2,816,809
Series 2023A , RB , 5.00% , 03/01/32 ..... 11,735 13,231,115
Series 2025 , RB , 5.00% , 02/01/33 ...... 3,150 3,565,625
Series 2025 , RB , 5.00% , 02/01/34
(a)
..... 5,000 5,665,459
Series 2012A , RB , 4.00% , 06/01/41 ..... 23,985 22,231,157
Series 2021A , RB , 4.00% , 07/01/41 ..... 22,145 20,973,067
Series 2014 , RB , 4.00% , 09/01/44 ...... 4,500 3,996,871
Series 2018A , RB , 4.00% , 01/01/45 ..... 13,125 11,680,818
Series 2015A , RB , 4.00% , 05/01/45 ..... 1,765 1,549,794
City of Seattle Water System
Series 2025 , RB , 5.00% , 05/01/26
(a)
..... 1,600 1,628,809
Series 2025 , RB , 5.00% , 05/01/27 ...... 1,500 1,567,536
Series 2025 , RB , 5.00% , 05/01/28 ...... 4,085 4,371,350
Series 2025 , RB , 5.00% , 05/01/32 ...... 1,950 2,208,896
City of Tacoma, Series 2022, RB,
4.00%, 12/01/51 ................. 19,440 16,757,603
City of Tacoma Electric System
Series 2025B , RB , 5.00% , 01/01/35
(a)
.... 4,500 5,089,261
Series 2013A , RB , 4.00% , 01/01/42 ..... 1,000 919,519
Series 2024A , RB , 5.00% , 01/01/54 ..... 2,500 2,521,660
County of King
Series 2024 , RB , VRDN ( Bank of America NA
SBPA ), 3.93% , 09/03/25
(c)
.......... 25,400 25,400,000
Series 2016B , RB , 5.00% , 07/01/27 ..... 1,780 1,817,497
Series 2021A , GO , 5.00% , 01/01/28 ..... 3,270 3,471,509
Series 2023A , GO , 5.00% , 12/01/28 ..... 2,515 2,732,691
Series 2021A , GO , 5.00% , 01/01/31 ..... 7,000 7,858,686
Series 2024A , RB , 5.00% , 01/01/36 ..... 5,000 5,561,141
Series 2024A , RB , 5.00% , 01/01/37 ..... 5,000 5,490,932
Series 2024A , RB , 5.00% , 01/01/38 ..... 2,000 2,171,694
Series 2024A , RB , 5.00% , 01/01/39 ..... 3,000 3,224,004
Series 2016B , RB , 5.00% , 07/01/46 ..... 3,000 3,025,647
Series 2020A , RB , 4.00% , 01/01/52 ..... 27,000 22,801,306
Series 2024A , RB , 5.25% , 01/01/55 ..... 19,585 20,251,912
Douglas County Public Utility District No. 1 Wells
Hydroelectric Project, Series 2022B, RB,
3.00%, 09/01/52 ................. 18,020 12,633,867
Energy Northwest
Series 2021A , RB , 5.00% , 07/01/26 ..... 3,575 3,652,720
Series 2017A , RB , 5.00% , 07/01/26 ..... 3,100 3,167,394
Series 2022A , RB , 5.00% , 07/01/26 ..... 3,340 3,412,612
Series 2016-A , RB , 5.00% , 07/01/27 ..... 1,615 1,646,336
Series 2018C , RB , 5.00% , 07/01/27 ..... 1,000 1,048,305
Series 2020A , RB , 5.00% , 07/01/27 ..... 1,000 1,048,305
Series 2017A , RB , 5.00% , 07/01/28 ..... 8,110 8,480,885
Series 2018C , RB , 5.00% , 07/01/28 ..... 3,575 3,837,577
Series 2022A , RB , 5.00% , 07/01/28 ..... 1,555 1,668,769
Series 2025A , RB , 5.00% , 07/01/28
(a)
.... 8,000 8,587,585
Series 2018C , RB , 5.00% , 07/01/30 ..... 5,525 5,887,868
Series 2025A , RB , 5.00% , 07/01/31
(a)
.... 4,000 4,496,390
Series 2018C , RB , 5.00% , 07/01/31 ..... 1,050 1,114,391
Series 2025A , RB , 5.00% , 07/01/32 ..... 2,000 2,264,399

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2025
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Washington (continued)
Series 2022A , RB , 5.00% , 07/01/32 ..... USD 5,405 $ 6,119,537
Series 2023-A , RB , 5.00% , 07/01/35 ..... 3,445 3,826,230
Series 2022A , RB , 5.00% , 07/01/36 ..... 13,105 14,247,195
Series 2020A , RB , 5.00% , 07/01/36 ..... 1,000 1,061,166
Series 2019A , RB , 5.00% , 07/01/37 ..... 3,235 3,374,966
Series 2015A , RB , 4.00% , 07/01/38 ..... 2,000 1,940,680
Series 2023A , RB , 5.00% , 07/01/39 ..... 6,000 6,394,934
Series 2024A , RB , 5.00% , 07/01/39 ..... 11,000 11,809,861
Series 2025A , RB , 5.00% , 07/01/40 ..... 2,000 2,145,783
Series 2024A , RB , 5.00% , 07/01/40 ..... 10,200 10,854,660
Series 2025A , RB , 5.00% , 07/01/41
(a)
.... 2,150 2,282,449
Series 2021A , RB , 5.00% , 07/01/41 ..... 12,090 12,481,705
Series 2021A , RB , 4.00% , 07/01/42 ..... 9,000 8,461,717
Grant County Public Utility District No. 2 Priest
Rapids Hydroelectric Project
Series 2024B , RB , 5.00% , 01/01/39 ..... 2,000 2,146,256
Series 2024B , RB , 5.00% , 01/01/40 ..... 3,000 3,176,979
King & Snohomish Counties School District No.
417 Northshore
Series 2018 , GO , 5.00% , 12/01/35 ( GTD ) . 1,000 1,038,995
Series 2018 , GO , 5.00% , 12/01/36 ( GTD ) . 3,015 3,120,766
King County School District No. 210 Federal
Way, Series 2018, GO, 3.60%, 12/01/37
(GTD) ....................... 21,945 21,016,555
King County School District No. 414
Lake Washington, Series 2020, GO,
4.00%, 12/01/28 (GTD) ............. 5,540 5,807,847
Kitsap County School District No. 100-C
Bremerton, Series 2024, GO, 5.25%, 12/01/47
(GTD) ....................... 2,150 2,226,227
Pierce County School District No. 10 Tacoma
Series 2024 , GO , 5.00% , 12/01/26 ( GTD ) . 20,000 20,647,754
Series 2015 , GO , 5.00% , 12/01/39 ( GTD ) . 2,000 2,012,536
Pierce County School District No. 3 Puyallup,
Series 2017, GO, 5.00%, 12/01/34 (GTD) . 5,900 6,086,699
Pierce County School District No. 403 Bethel
Series 2024 , GO , 5.00% , 12/01/42 ( GTD ) . 10,290 10,782,779
Series 2024 , GO , 5.00% , 12/01/43 ( GTD ) . 3,500 3,645,783
Port of Seattle
Series 2022A , RB , 5.00% , 08/01/30 ..... 3,075 3,435,910
Series 2022A , RB , 5.00% , 08/01/31 ..... 2,500 2,815,716
Series 2024A , RB , 5.00% , 03/01/33 ..... 3,000 3,408,916
Series 2024A , RB , 5.00% , 03/01/34 ..... 2,250 2,567,045
Series 2024A , RB , 5.00% , 03/01/35 ..... 3,500 3,940,372
Series 2017 , GO , 5.00% , 01/01/42 ...... 5,280 5,309,157
Port of Tacoma, Series 2008B, RB, VRDN (Bank
of America NA LOC), 2.83%, 09/10/25
(c)
... 32,990 32,990,000
Snohomish County Public Utility District No. 1
Electric System
Series 2025B , RB , 5.00% , 12/01/36
(a)
.... 14,275 16,046,348
Series 2015 , RB , 5.00% , 12/01/40 ...... 1,000 1,006,268
Spokane County School District No. 81 Spokane
Series 2012 , GO , 3.00% , 12/01/31 ( GTD ) . 2,000 1,987,627
Series 2021 , GO , 4.00% , 12/01/39 ( GTD ) . 2,000 1,954,189
State of Washington
Series 2022C , GO , 5.00% , 02/01/26 ..... 10,000 10,108,465
Series R-2025C , GO , 5.00% , 07/01/26 ... 35,020 35,795,935
Series R-2025B , GO , 5.00% , 07/01/26 ... 4,980 5,090,341
Series R-2020D , GO , 5.00% , 07/01/26 ... 8,430 8,616,783
Series R-2018C , GO , 5.00% , 08/01/26 ... 7,535 7,719,294
Series 2024C , GO , 5.00% , 02/01/27 ..... 7,600 7,889,147
Series R-2022D , GO , 4.00% , 07/01/27 ... 32,300 33,290,034
Series R-2016B , GO , 5.00% , 07/01/27 ... 1,000 1,008,329
Series R-2025B , GO , 5.00% , 07/01/27 ... 7,390 7,748,227
Series R-2018D , GO , 5.00% , 08/01/27 ... 1,060 1,113,988
Security
Par (000)
Par (000) Value
Washington (continued)
Series 2022C , GO , 5.00% , 02/01/28 ..... USD 2,000 $ 2,127,523
Series R-2022C , GO , 4.00% , 07/01/28 ... 4,295 4,494,648
Series R-2022D , GO , 4.00% , 07/01/28 ... 9,020 9,439,284
Series R-2016B , GO , 5.00% , 07/01/28 ... 10,500 10,590,788
Series R-2018D , GO , 5.00% , 08/01/28 ... 1,495 1,569,321
Series R-2018C , GO , 5.00% , 08/01/28 ... 1,705 1,789,761
Series 2022C , GO , 5.00% , 02/01/29 ..... 2,210 2,404,655
Series 2023B , GO , 5.00% , 02/01/29 ..... 16,135 17,556,158
Series R-2022C , GO , 4.00% , 07/01/29 ... 53,230 56,431,529
Series R-2016B , GO , 5.00% , 07/01/29 ... 3,210 3,237,220
Series R-2023A , GO , 5.00% , 08/01/29 ... 8,725 9,590,219
Series R-2018C , GO , 5.00% , 08/01/29 ... 6,475 6,790,676
Series 2022C , GO , 5.00% , 02/01/30 ..... 1,840 2,039,866
Series R-2022C , GO , 4.00% , 07/01/30 ... 12,785 13,655,652
Series R-2025B , GO , 5.00% , 07/01/30 ... 6,000 6,694,495
Series R-2018C , GO , 5.00% , 08/01/30 ... 3,030 3,170,754
Series R-2025A , GO , 5.00% , 07/01/31 ... 1,500 1,687,870
Series R-2025B , GO , 5.00% , 07/01/31 ... 2,500 2,813,117
Series R-2016B , GO , 5.00% , 07/01/31 ... 1,745 1,758,115
Series R-2024C , GO , 5.00% , 08/01/31 ... 11,650 13,118,317
Series R-2025B , GO , 5.00% , 07/01/32 ... 18,895 21,417,981
Series R-2025C , GO , 5.00% , 07/01/32 ... 6,190 7,016,528
Series R-2018D , GO , 5.00% , 08/01/32 ... 3,000 3,120,527
Series R-2022C , GO , 4.00% , 07/01/33 ... 10,000 10,482,724
Series R-2016B , GO , 5.00% , 07/01/33 ... 3,000 3,019,554
Series R-2025B , GO , 5.00% , 07/01/33 ... 9,975 11,370,148
Series R-2017A , GO , 5.00% , 08/01/33 ... 3,915 3,985,196
Series R-2018D , GO , 5.00% , 08/01/33 ... 5,410 5,611,970
Series 2020C , GO , 5.00% , 02/01/34 ..... 4,560 4,894,776
Series 2019C , GO , 5.00% , 02/01/34 ..... 1,460 1,544,194
Series R-2025B , GO , 5.00% , 07/01/34 ... 1,600 1,827,895
Series R-2023A , GO , 5.00% , 08/01/34 ... 23,000 25,944,163
Series R-2017A , GO , 5.00% , 08/01/34 ... 3,000 3,049,979
Series R-2018D , GO , 5.00% , 08/01/34 ... 6,000 6,209,261
Series 2021F , GO , 5.00% , 06/01/35 ..... 2,325 2,521,026
Series R-2025B , GO , 5.00% , 07/01/35 ... 1,500 1,704,491
Series 2026A , GO , 5.00% , 08/01/35 ..... 10,000 11,423,966
Series R-2018D , GO , 5.00% , 08/01/35 ... 3,000 3,095,630
Series R-2023B , GO , 5.00% , 07/01/36 ... 3,935 4,335,310
Series 2026A , GO , 5.00% , 08/01/36
(a)
.... 15,000 16,930,737
Series 2023A , GO , 5.00% , 08/01/36 ..... 5,820 6,334,978
Series R-2022A , GO , 4.00% , 02/01/37 ... 3,450 3,468,748
Series R-2024A , GO , 5.00% , 02/01/37 ... 8,695 9,599,068
Series 2017A , GO , 5.00% , 08/01/37 ..... 1,345 1,360,735
Series 2019A , GO , 5.00% , 08/01/37 ..... 2,300 2,381,043
Series R-2024A , GO , 5.00% , 02/01/38 ... 5,000 5,462,934
Series 2019C , GO , 5.00% , 02/01/38 ..... 3,000 3,113,887
Series 2025D , GO , 5.00% , 06/01/38 ..... 12,890 14,174,857
Series R-2024C , GO , 5.00% , 08/01/38 ... 12,390 13,507,246
Series R-2023A , GO , 5.00% , 08/01/38 ... 11,000 11,826,360
Series 2018C , GO , 5.00% , 02/01/39 ..... 1,000 1,023,767
Series 2025A , GO , 5.00% , 08/01/39 ..... 10,000 10,798,168
Series R-2021A , GO , 5.00% , 06/01/40 ... 2,205 2,285,722
Series R-2023B , GO , 5.00% , 07/01/40 ... 10,000 10,574,401
Series 2024A , GO , 5.00% , 08/01/40 ..... 5,265 5,570,463
Series 2021A , GO , 5.00% , 08/01/40 ..... 3,000 3,113,320
Series 2017D , GO , 5.00% , 02/01/41 ..... 2,530 2,554,633
Series 2021C , GO , 5.00% , 02/01/42 ..... 1,500 1,544,330
Series 2017D , GO , 5.00% , 02/01/42 ..... 1,700 1,713,532
Series 2018C , GO , 5.00% , 02/01/42 ..... 8,685 8,801,629
Series 2024B , GO , 5.00% , 06/01/42 ..... 18,330 19,053,822
Series 2026A , GO , 5.00% , 08/01/42 ..... 15,000 15,836,144
Series 2018A , GO , 5.00% , 08/01/42 ..... 3,260 3,295,041
Series 2023A , GO , 5.00% , 08/01/42 ..... 1,745 1,807,494
Series 2024B , GO , 5.00% , 06/01/43 ..... 9,315 9,628,834

Schedule of Investments
(unaudited) (continued)
August 31, 2025
iShares
®
National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Washington (continued)
Series 2025A , GO , 5.00% , 08/01/43 ..... USD 15,000 $ 15,644,835
Series 2023B , GO , 5.00% , 02/01/44 ..... 1,120 1,151,232
Series 2021C , GO , 5.00% , 02/01/45 ..... 16,400 16,708,097
Series 2023B , GO , 5.00% , 02/01/45 ..... 17,110 17,525,504
Series 2024B , GO , 5.00% , 06/01/45 ..... 3,685 3,777,893
Series 2024A , GO , 5.00% , 08/01/45 ..... 25,000 25,642,810
Series 2023A , GO , 5.00% , 08/01/45 ..... 10,140 10,366,659
Series 2022C , GO , 5.00% , 02/01/46 ..... 8,385 8,533,605
Series 2023A , GO , 5.00% , 08/01/46 ..... 6,145 6,261,812
Series 2023A , GO , 5.00% , 08/01/47 ..... 6,795 6,894,781
Series 2024C , GO , 5.00% , 02/01/48 ..... 12,000 12,211,922
Series 2024A , GO , 5.00% , 08/01/48 ..... 5,000 5,076,182
Series 2024C , GO , 5.00% , 02/01/49 ..... 1,400 1,421,207
Series 2025A , GO , 5.00% , 08/01/49 ..... 4,610 4,681,710
University of Washington
Series 2024A , RB , 5.00% , 04/01/33 ..... 535 606,517
Series 2025A , RB , 5.00% , 04/01/37 ..... 5,000 5,511,045
Series 2024B , RB , 5.00% , 07/01/41 ..... 9,785 10,285,999
1,381,933,937
West Virginia — 0.1%
State of West Virginia
Series 2018B , GO , 5.00% , 06/01/31 ..... 705 746,536
Series 2019A , GO , 5.00% , 06/01/41 ..... 2,545 2,602,143
Series 2018B , GO , 5.00% , 12/01/41 ..... 2,000 2,036,294
Series 2018B , GO , 4.00% , 06/01/42 ..... 4,895 4,474,612
Series 2018B , GO , 4.00% , 12/01/42 ..... 3,000 2,733,205
Series 2019A , GO , 5.00% , 12/01/43 ..... 4,920 5,000,539
West Virginia Commissioner of Highways, Series
2017A, RB, 5.00%, 09/01/26 ......... 1,465 1,502,555
West Virginia Parkways Authority
Series 2018 , RB , 5.00% , 06/01/43 ...... 3,500 3,541,984
Series 2021 , RB , 5.00% , 06/01/47 ...... 3,500 3,522,454
Series 2021 , RB , 4.00% , 06/01/51 ...... 1,755 1,471,694
27,632,016
Wisconsin — 0.6%
Green Bay Area Public School District, GO,
5.00%, 04/01/27 ................. 2,335 2,430,962
State of Wisconsin
Series 2017-2 , GO , 5.00% , 11/01/25 ..... 1,655 1,661,985
Series 2017-2 , GO , 5.00% , 11/01/26 ..... 3,080 3,176,611
Series 2021-1 , GO , 5.00% , 05/01/27 ..... 5,420 5,663,957
Series 2017-2 , GO , 5.00% , 11/01/27 ..... 3,925 4,096,572
Series 2017-3 , GO , 5.00% , 11/01/27 ..... 1,000 1,043,713
Series 2019A , RB , 5.00% , 05/01/28 ..... 2,000 2,088,067
Series 2021-2 , GO , 5.00% , 05/01/28 ..... 1,000 1,069,737
Series 2017-1 , GO , 5.00% , 11/01/28 ..... 22,160 23,110,990
Series 2025-3 , GO , 5.00% , 05/01/31 ..... 7,500 8,434,130
Series 2022-4 , GO , 5.00% , 05/01/31 ..... 1,355 1,523,766
Series 2025-3 , GO , 5.00% , 05/01/32 ..... 7,500 8,503,897
Series 2024-1 , GO , 5.00% , 05/01/32 ..... 5,000 5,669,265
Series 2023-2 , GO , 5.00% , 05/01/32 ..... 10,000 11,338,529
Series 2023-2 , GO , 5.00% , 05/01/33 ..... 5,000 5,701,316
Series 2023-2 , GO , 5.00% , 05/01/34 ..... 19,650 22,063,152
Series 2023-2 , GO , 5.00% , 05/01/35 ..... 3,310 3,677,547
Series 2022A , GO , 5.00% , 05/01/35 ..... 5,265 5,711,034
Series 2025A , GO , 5.00% , 05/01/36 ..... 10,000 11,106,552
Series 2023A , GO , 5.00% , 05/01/36 ..... 4,575 4,977,494
Series 2022A , GO , 5.00% , 05/01/36 ..... 2,755 2,963,004
Series 2025B , GO , 5.00% , 05/01/36 ..... 10,000 11,158,105
Series 2021A , GO , 4.00% , 05/01/39 ..... 5,000 4,980,689
Series 2021B , GO , 4.00% , 05/01/41 ..... 5,000 4,819,714
Series 2021B , GO , 4.00% , 05/01/42 ..... 3,225 3,027,434
Series 2023B , GO , 5.00% , 05/01/42 ..... 11,790 12,232,259
Security
Par (000)
Par (000) Value
Wisconsin (continued)
State of Wisconsin Environmental Improvement
Fund, Series 2024A, RB, 5.00%, 06/01/33 . USD 21,790 $ 24,819,233
Wisconsin Department of Transportation
Series 2017-2 , RB , 5.00% , 07/01/26 ..... 1,060 1,083,575
Series 2024-2 , RB , 5.00% , 07/01/26 ..... 9,275 9,481,279
Series 2017-1 , RB , 5.00% , 07/01/27 ..... 1,000 1,049,579
Series 2017-1 , RB , 5.00% , 07/01/28 ..... 2,000 2,093,848
Series 2017-2 , RB , 5.00% , 07/01/28 ..... 5,700 5,967,467
Wisconsin Health & Educational Facilities
Authority, Series 2016, RB, 5.00%, 12/01/41 3,075 3,093,564
219,819,026
Total Long-Term Investments — 99 .3%
(Cost: $ 39,796,853,396 ) ............................ 38,424,652,434
Shares
Shares
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Liquidity MuniCash Funds:
Institutional Shares , 2.73%
(d) (e)
......... 1,679,992 1,680,160
Total Short-Term Securities — 0.0%
(Cost: $ 1,680,160 ) ............................... 1,680,160
Total Investments — 99 .3%
(Cost: $ 39,798,533,556 ) ............................ 38,426,332,594
Other Assets Less Liabilities — 0.7% .................... 263,498,276
Net Assets — 100.0% ...............................
$ 38,689,830,870
(a)
When-issued security.
(b)
Zero-coupon bond.
(c)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2025
iShares
®
National Muni Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Affiliated Issuer
Value at
02/28/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/25
Shares
Held at
08/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity MuniCash
Funds: Institutional Shares $ 105,861,564 $ — $ (104,171,940)
(a)
$ (9,464) $ — $ 1,680,160 1,679,992 $ 519,221 $ —
— —
(a)
Represents net amount purchased (sold).
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Municipal Bonds ......................................... $ — $ 38,424,652,434 $ — $ 38,424,652,434
Short-Term Securities
Money Market Funds ...................................... 1,680,160 — — 1,680,160
$ 1,680,160 $ 38,424,652,434 $ — $ 38,426,332,594

Schedule of Investments
(unaudited)
August 31, 2025
iShares
®
New York Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Municipal Bonds
New York — 98.7%
Battery Park City Authority
Series 2019D-1 , RB , VRDN ( TD Bank NA
SBPA ), 3.78% , 09/03/25
(a)
.......... USD 200 $ 200,000
Series 2023B , RB , 5.00% , 11/01/25 ..... 2,035 2,044,392
Series 2023B , RB , 5.00% , 11/01/31 ..... 1,000 1,143,348
Series 2023B , RB , 5.00% , 11/01/32 ..... 1,000 1,153,661
Series 2019B , RB , 5.00% , 11/01/38 ..... 1,000 1,044,996
Series 2019B , RB , 5.00% , 11/01/39 ..... 715 743,918
Series 2019B , RB , 5.00% , 11/01/40 ..... 1,000 1,036,816
Series 2023A , RB , 5.00% , 11/01/42 ..... 1,230 1,292,480
Series 2019A , RB , 4.00% , 11/01/44 ..... 2,485 2,271,154
Series 2023A , RB , 5.00% , 11/01/44 ..... 1,000 1,038,466
Series 2023A , RB , 5.00% , 11/01/48 ..... 1,300 1,330,500
Series 2019A , RB , 5.00% , 11/01/49 ..... 1,000 1,012,632
Buffalo & Fort Erie Public Bridge Authority,
Series 2017, RB, 5.00%, 01/01/47 ...... 2,000 2,001,935
Buffalo Municipal Water Finance Authority
Series 2019A , RB , 5.00% , 07/01/48 ( AG ) .. 1,750 1,755,213
Series 2021A , RB , 4.00% , 07/01/51 ..... 1,675 1,425,407
City of Albany, Series 2022, GO,
4.00%, 03/15/31 ................. 1,940 2,046,530
City of New York
Series A , GO , 5.00% , 08/01/26 ........ 250 250,283
Series 2022C , GO , 5.00% , 08/01/26 ..... 2,000 2,047,934
Series 2023F-1 , GO , 5.00% , 08/01/27 .... 2,945 3,094,179
Series 2024D , GO , 5.00% , 04/01/28 ..... 1,500 1,594,621
Series C , GO , 5.00% , 08/01/28 ........ 1,145 1,173,641
Series 2023F-1 , GO , 5.00% , 08/01/28 .... 825 883,454
Series 2018A , GO , 5.00% , 08/01/28 ..... 1,775 1,862,606
Series 2021C , GO , 5.00% , 08/01/28 ..... 1,000 1,070,854
Series 2023F-1 , GO , 5.00% , 08/01/29 .... 2,000 2,181,101
Series 2021A-1 , GO , 5.00% , 08/01/29 .... 1,500 1,635,826
Series 2023-1 , GO , 5.00% , 08/01/29 ..... 2,000 2,181,101
Series 2020B-1 , GO , 5.00% , 10/01/30 .... 1,340 1,462,474
Series 2025G, Sub-Series G-1 , GO ,
5.00% , 02/01/31 ................ 4,000 4,430,591
Series 2022D-1 , GO , 5.00% , 05/01/31 ... 1,450 1,609,095
Series 2021A-1 , GO , 5.00% , 08/01/31 .... 1,250 1,372,210
Series 2025, Sub-Series C-1 , GO ,
5.00% , 09/01/31 ................ 1,000 1,112,181
Series 2023B-1 , GO , 5.00% , 10/01/31 .... 1,000 1,112,877
Series 2017A, Sub-Series A-1 , GO ,
4.00% , 08/01/32 ................ 3,090 3,101,226
Series 2025F , GO , 5.00% , 08/01/32 ..... 2,500 2,797,242
Series 2026B, Sub-Series B-1 , GO ,
5.00% , 08/01/32 ................ 1,000 1,118,897
Series 2024C , GO , 5.00% , 03/01/33 ..... 750 842,880
Series 2024D , GO , 5.00% , 04/01/33 ..... 2,255 2,534,948
Series 2017A, Sub-Series A-1 , GO ,
5.00% , 08/01/33 ................ 500 508,199
Series 2017B-1 , GO , 5.00% , 12/01/33 .... 565 577,256
Series 2021A-1 , GO , 4.00% , 08/01/34 .... 2,000 2,025,481
Series 2025A , GO , 5.00% , 08/01/34 ..... 1,870 2,105,846
Series 2025G, Sub-Series G-1 , GO ,
5.00% , 02/01/35 ................ 2,000 2,247,959
Series 2015FF-1 , GO , 5.00% , 06/01/35 ... 5 5,008
Series 2023B-1 , GO , 5.00% , 10/01/35 .... 2,905 3,153,121
Series 2019D-1 , GO , 5.00% , 12/01/35 ... 500 520,833
Series 2020A, Sub-Series A1 , GO ,
3.00% , 08/01/36 ................ 265 237,310
Series 2017A, Sub-Series A-1 , GO ,
5.00% , 08/01/37 ................ 500 505,312
Series 2021F-1 , GO , 4.00% , 03/01/38 .... 1,000 977,336
Security
Par (000)
Par (000) Value
New York (continued)
Series 2018F-1 , GO , 3.38% , 04/01/38 .... USD 440 $ 399,928
Series 2024D , GO , 5.00% , 04/01/39 ..... 1,440 1,530,492
Series 2019D-1 , GO , 5.00% , 12/01/39 ... 1,320 1,351,271
Series 2020D-1 , GO , 5.00% , 03/01/40 ... 1,120 1,149,295
Series 2022A-1 , GO , 4.00% , 08/01/40 .... 900 841,849
Series 2018E-1 , GO , 4.00% , 03/01/41 .... 400 367,277
Series 2020A-1 , GO , 5.00% , 08/01/41 .... 800 815,358
Series 2023A-1 , GO , 5.25% , 09/01/41 .... 3,000 3,152,348
Series 2019D-1 , GO , 4.00% , 12/01/41 ... 1,000 916,025
Series 2017B-1 , GO , 5.00% , 12/01/41 .... 250 252,063
Series 2023A-1 , GO , 5.00% , 09/01/42 .... 1,000 1,025,811
Series 2024C , GO , 5.00% , 03/01/43 ..... 3,000 3,091,495
Series 2024A , GO , 5.00% , 08/01/43 ..... 3,410 3,501,093
Series 2026A, Sub-Series A-1 , GO ,
5.00% , 08/01/44
(b)
............... 1,000 1,028,891
Series 2018F-1 , GO , 5.00% , 04/01/45 .... 500 502,206
Series 2022D-1 , GO , 5.50% , 05/01/46 ... 450 467,733
Series 2024D , GO , 5.25% , 04/01/47 ..... 2,000 2,059,357
Series 2022A-1 , GO , 3.00% , 08/01/50 .... 750 523,595
Series 2026A, Sub-Series A-1 , GO ,
5.50% , 08/01/50 ................ 500 528,063
Series 2025, Sub-Series C-1 , GO ,
5.25% , 09/01/50 ................ 2,000 2,050,730
Series 2024C , GO , 5.25% , 03/01/53 ..... 1,365 1,394,752
Series 2024D , GO , 5.25% , 04/01/54 ..... 2,000 2,042,334
City of Rochester, Series 2022II, GO,
5.00%, 08/01/31 ................. 1,000 1,106,999
City of Yonkers
Series 2019A , GO , 5.00% , 05/01/33 ( BAM ) 280 301,684
Series 2019A , GO , 4.00% , 05/01/37 ( BAM ) 2,000 2,017,533
County of Albany, Series 2018, GO,
4.00%, 04/01/29 ................. 125 126,131
County of Monroe
Series 2016B , GO , 5.00% , 06/01/26 ( AG ) . 250 255,449
Series 2021 , GO , 4.00% , 06/01/30 ...... 2,145 2,263,589
County of Nassau
Series 2016B , GO , 5.00% , 10/01/25 ..... 830 831,768
Series 2017C , GO , 5.00% , 10/01/27 ..... 975 1,030,366
Series 2017C , GO , 5.00% , 10/01/31 ..... 1,065 1,111,049
Series 2018B , GO , 5.00% , 07/01/33 ..... 1,000 1,049,513
Series 2022A , GO , 5.00% , 04/01/37 ..... 2,000 2,170,354
Series 2022A , GO , 4.00% , 04/01/39 ..... 2,515 2,472,310
Series 2025A , GO , 4.00% , 04/01/43 ..... 1,500 1,382,542
Series 2019B , GO , 5.00% , 04/01/49 ..... 1,000 1,011,096
Series 2023A , GO , 4.00% , 04/01/53 ..... 2,000 1,711,899
County of Onondaga, Series 2021, GO,
3.00%, 08/15/33 ................. 100 95,582
County of Suffolk
Series A , GO , 5.00% , 02/01/26 ( AG ) ..... 1,000 1,011,206
Series 2017D , GO , 4.00% , 10/15/28 ( BAM ) 1,000 1,031,948
Series 2024A , GO , 3.00% , 10/15/38 ..... 5,000 4,402,588
County of Westchester
Series 2023A , GO , 5.00% , 12/01/26 ..... 2,000 2,071,690
Series 2022A , GO , 5.00% , 12/15/26 ..... 1,000 1,036,975
Series 2020A , GO , 5.00% , 10/15/28 ..... 1,000 1,087,799
Series 2021A , GO , 5.00% , 10/15/28 ..... 2,000 2,175,598
Series 2021A , GO , 2.00% , 10/15/34 ..... 1,500 1,253,417
Series 2023A , GO , 4.00% , 12/01/34 ..... 2,000 2,093,260
Series 2022A , GO , 4.00% , 12/15/35 ..... 1,000 1,035,402
Dutchess County Local Development Corp.
Series 2017 , RB , 5.00% , 07/01/42 ...... 750 751,658
Series 2022 , RB , 5.00% , 07/01/52 ...... 1,000 964,307
Empire State Development Corp.
Series 2016A , RB , 5.00% , 03/15/27 ..... 155 157,241
Series 2017C , RB , 5.00% , 03/15/27 ..... 285 297,277

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2025
iShares
®
New York Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2015A , RB , 5.00% , 03/15/29 ..... USD 750 $ 750,719
Series 2017A , RB , 5.00% , 03/15/29 ..... 5,530 5,768,217
Series 2016A , RB , 5.00% , 03/15/31 ..... 2,810 2,844,254
Series 2023B , RB , 5.00% , 03/15/31 ..... 1,285 1,441,607
Series 2020C , RB , 5.00% , 03/15/31 ..... 575 632,828
Series 2017A , RB , 5.00% , 03/15/32 ..... 500 516,101
Series 2017A , RB , 5.00% , 03/15/33 ..... 635 653,795
Series 2023A , RB , 5.00% , 03/15/34 ..... 1,500 1,695,102
Series 2015A , RB , 5.00% , 03/15/35 ..... 350 350,458
Series 2016A , RB , 5.00% , 03/15/35 ..... 200 202,032
Series 2020E , RB , 4.00% , 03/15/36 ..... 1,000 1,004,230
Series 2020C , RB , 5.00% , 03/15/38 ..... 2,000 2,089,007
Series 2020A , RB , 4.00% , 03/15/39 ..... 1,000 957,589
Series 2017C , RB , 5.00% , 03/15/39 ..... 500 510,232
Series 2020E , RB , 3.00% , 03/15/40 ..... 500 416,107
Series 2020A , RB , 4.00% , 03/15/40 ..... 1,000 943,257
Series 2020C , RB , 4.00% , 03/15/45 ..... 2,500 2,216,872
Series 2020C , RB , 5.00% , 03/15/47 ..... 1,000 1,002,837
Series 2024A , RB , 5.00% , 03/15/47 ..... 1,500 1,526,278
Series 2021A , RB , 3.00% , 03/15/50 ..... 1,000 697,413
Series 2023A , RB , 4.00% , 03/15/50 ..... 365 311,027
Series 2023A , RB , 4.00% , 03/15/51 ..... 1,500 1,272,341
Series 2023A , RB , 5.00% , 03/15/51 ..... 1,500 1,517,161
Series 2024A , RB , 5.00% , 03/15/54 ..... 4,500 4,539,025
Series 2023A , RB , 5.00% , 03/15/55 ..... 2,500 2,518,017
Series 2023A , RB , 5.00% , 03/15/63 ..... 2,000 2,006,472
Erie County Fiscal Stability Authority
Series 2017D , RB , 5.00% , 09/01/37 ..... 445 455,848
Series 2017D , RB , 5.00% , 09/01/38 ..... 130 132,747
Series 2017D , RB , 5.00% , 09/01/39 ..... 1,360 1,388,028
Erie County Industrial Development Agency
(The)
Series 2022A , RB , 5.00% , 05/01/26 ( SAW ) 350 356,105
Series 2021A , RB , 5.00% , 05/01/27 ( SAW ) 500 522,224
Series 2021A , RB , 5.00% , 05/01/29 ( SAW ) 1,000 1,090,810
Hudson Yards Infrastructure Corp.
Series 2017A , RB , 5.00% , 02/15/26 ..... 1,750 1,770,808
Series 2017A , RB , 5.00% , 02/15/29 ..... 400 413,929
Series 2017A , RB , 5.00% , 02/15/30 ..... 1,100 1,136,986
Series 2017A , RB , 5.00% , 02/15/31 ..... 4,770 4,920,641
Series 2017A , RB , 5.00% , 02/15/33 ..... 500 513,991
Series 2022A , RB , 5.00% , 02/15/34 ..... 1,500 1,675,555
Series 2017A , RB , 5.00% , 02/15/35 ..... 1,400 1,432,845
Series 2017A , RB , 4.00% , 02/15/36 ..... 1,930 1,935,287
Series 2017A , RB , 5.00% , 02/15/36 ..... 2,250 2,297,235
Series 2017A , RB , 5.00% , 02/15/38 ..... 500 508,471
Series 2017A , RB , 5.00% , 02/15/39 ..... 200 202,950
Series 2022A , RB , 4.00% , 02/15/41 ..... 1,745 1,644,666
Series 2017A , RB , 5.00% , 02/15/45 ..... 650 653,412
Series 2017A , RB , 4.00% , 02/15/47 ..... 1,200 1,047,980
Long Island Power Authority
Series 2019A , RB , 5.00% , 09/01/25 ..... 700 700,000
Series 2017 , RB , 5.00% , 09/01/25 ...... 425 425,000
Series 2021B , RB , VRDN 1.50% , 09/01/26
(a)
80 78,792
Series 2023E , RB , 5.00% , 09/01/26 ..... 100 102,683
Series 2022B , RB , VRDN 5.00% , 09/01/27
(a)
3,000 3,101,479
Series 2025B , RB , VRDN 3.00% , 09/01/28
(a)
930 930,000
Series 2016B , RB , 5.00% , 09/01/30 ..... 4,730 4,843,754
Series 2021A , RB , 5.00% , 09/01/30 ..... 530 593,617
Series 2016B , RB , 5.00% , 09/01/31 ..... 1,355 1,385,429
Series 2018 , RB , 5.00% , 09/01/33 ...... 1,465 1,544,640
Series 2017 , RB , 5.00% , 09/01/33 ...... 2,650 2,749,021
Series 2017 , RB , 5.00% , 09/01/35 ...... 1,550 1,597,029
Series 2021A , RB , 5.00% , 09/01/35 ..... 1,115 1,206,934
Series 2019A , RB , 3.00% , 09/01/36 ..... 2,310 2,099,556
Security
Par (000)
Par (000) Value
New York (continued)
Series 2017 , RB , 5.00% , 09/01/36 ...... USD 1,000 $ 1,026,810
Series 2021A , RB , 4.00% , 09/01/38 ..... 1,000 989,889
Series 2018 , RB , 5.00% , 09/01/38 ...... 2,370 2,440,286
Series 2016B , RB , 5.00% , 09/01/41 ..... 500 503,321
Series 2024A , RB , 5.00% , 09/01/42 ..... 2,980 3,126,936
Series 2017 , RB , 5.00% , 09/01/42 ...... 4,465 4,506,978
Series 2015B , RB , 5.00% , 09/01/45 ..... 750 750,014
Series 2023E , RB , 5.00% , 09/01/48 ..... 2,000 2,013,462
Series 2023E , RB , 5.00% , 09/01/53 ..... 2,270 2,272,952
Metropolitan Transportation Authority
Series 2015E-3 , RB , VRDN ( Bank of America
NA LOC ), 3.90% , 09/02/25
(a)
........ 600 600,000
Series 2018B , RB , 5.00% , 11/15/25 ..... 250 251,099
Series 2017C-1 , RB , 5.00% , 11/15/25 .... 200 200,879
Series 2020E , RB , 4.00% , 11/15/26 ..... 710 723,022
Series 2017B , RB , 5.00% , 11/15/26 ..... 750 772,587
Series 2006B , RB , 5.25% , 11/15/26 ( AG ) .. 1,000 1,032,215
Series 2017C-2 , RB , 0.00% , 11/15/27
(c)
... 1,000 940,326
Series A-2 , RB , 5.00% , 11/15/27 ....... 1,255 1,301,938
Series D-1 , RB , 5.00% , 11/15/28 ....... 1,570 1,576,203
Series 2017B , RB , 5.00% , 11/15/28 ..... 1,005 1,082,633
Series 2017C-2 , RB , 0.00% , 11/15/29
(c)
... 2,000 1,763,967
Series C-1 , RB , 5.00% , 11/15/29 ....... 1,085 1,089,071
Series 2016D , RB , 5.00% , 11/15/30 ..... 500 512,902
Series 2024B , RB , 5.00% , 11/15/30 ..... 1,000 1,107,840
Series 2025A , RB , 5.00% , 11/15/32 ..... 2,000 2,241,196
Series 2017C-1 , RB , 5.00% , 11/15/34 .... 1,200 1,246,559
Series C-1 , RB , 5.00% , 11/15/34 ....... 350 350,475
Series 2024A , RB , 5.00% , 11/15/34 ..... 1,500 1,653,108
Series 2017C-1 , RB , 4.00% , 11/15/35 .... 2,000 1,995,784
Series 2025A , RB , 5.00% , 11/15/35 ..... 2,500 2,742,520
Series 2016B , RB , 4.00% , 11/15/36 ..... 350 343,315
Series 2017C-1 , RB , 4.00% , 11/15/38 .... 510 481,023
Series 2017C-2 , RB , 0.00% , 11/15/39
(c)
... 245 124,749
Series 2019C , RB , 5.00% , 11/15/40 ..... 500 509,284
Series 2017D , RB , 4.00% , 11/15/42 ..... 1,250 1,098,656
Series 2020A-1 , RB , 4.00% , 11/15/43 .... 1,085 955,772
Series 2021A-1 , RB , 4.00% , 11/15/44 .... 1,500 1,285,378
Series 2020A-1 , RB , 4.00% , 11/15/46 .... 350 293,902
Series 2025A , RB , 5.00% , 11/15/47
(b)
.... 2,000 1,973,994
Series 2021A-1 , RB , 4.00% , 11/15/48 .... 1,500 1,244,976
Series 2020D-3 , RB , 4.00% , 11/15/50 .... 1,000 826,726
Series 2025A , RB , 4.63% , 11/15/50 ..... 1,000 935,255
Series 2020C-1 , RB , 5.00% , 11/15/50 .... 2,000 1,956,936
Series A-1 , RB , 5.00% , 11/15/51 ....... 1,000 969,192
Series 2020A-1 , RB , 4.00% , 11/15/52 .... 1,000 811,547
Series 2019B , RB , 5.00% , 11/15/52 ..... 1,000 967,053
Series 2020C-1 , RB , 5.25% , 11/15/55 .... 1,000 995,422
Series A-1 , RB , 5.25% , 11/15/56 ....... 200 198,166
Metropolitan Transportation Authority Dedicated
Tax Fund
Series 2012A , RB , 0.00% , 11/15/30
(c)
.... 1,035 883,360
Series B-1 , RB , 5.00% , 11/15/35 ....... 1,000 1,027,741
Series 2024B-1 , RB , 5.00% , 11/15/43 .... 1,000 1,031,339
Series 2022A , RB , 5.00% , 11/15/46 ..... 1,000 1,005,256
Series B-1 , RB , 5.00% , 11/15/46 ....... 630 631,004
Monroe County Industrial Development Corp.
Series 2017C , RB , 5.00% , 07/01/28 ..... 110 115,132
Series 2017 , RB , 5.00% , 05/01/30 ( SAW ) . 485 504,642
Series A , RB , 5.00% , 07/01/32 ......... 280 289,731
Series 2018 , RB , 5.00% , 05/01/34 ( SAW ) . 4,350 4,557,073
Series 2023A , RB , 5.00% , 07/01/34 ..... 2,000 2,270,812
Series 2017C , RB , 4.00% , 07/01/36 ..... 1,000 992,334
Series 2017D , RB , 4.00% , 07/01/36 ..... 900 893,100
Series 2017C , RB , 4.00% , 07/01/43 ..... 1,550 1,407,786

Schedule of Investments
(unaudited) (continued)
August 31, 2025
iShares
®
New York Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2020A , RB , 4.00% , 07/01/50 ..... USD 1,000 $ 856,553
Series 2023A , RB , 5.00% , 07/01/53 ..... 1,000 1,001,284
MTA Hudson Rail Yards Trust Obligations, Series
2016A, RB, 5.00%, 11/15/56 ......... 1,000 964,527
Nassau County Interim Finance Authority
Series 2021A , RB , 5.00% , 11/15/29 ..... 500 557,101
Series 2024A , RB , 5.00% , 11/15/29 ..... 1,500 1,671,304
Series 2021A , RB , 5.00% , 11/15/31 ..... 790 896,688
Series 2021A , RB , 4.00% , 11/15/32 ..... 1,000 1,069,098
Series 2021A , RB , 4.00% , 11/15/33 ..... 2,070 2,192,148
Series 2021A , RB , 5.00% , 11/15/33 ..... 305 340,331
Series 2021A , RB , 5.00% , 11/15/34 ..... 540 597,191
Series 2021A , RB , 4.00% , 11/15/35 ..... 245 255,030
New York City Municipal Water Finance Authority
Series AA-1 , RB , VRDN ( JPMorgan Chase
Bank NA SBPA ), 3.95% , 09/03/25
(a)
... 900 900,000
Series 2020DD-2 , RB , 5.00% , 06/15/27 ... 505 508,531
Series 2022AA-2 , RB , 5.00% , 06/15/28 ... 3,700 3,823,516
Series 2020DD-1 , RB , 5.00% , 06/15/30 ... 1,310 1,468,336
Series 2020EE , RB , 5.00% , 06/15/31 .... 690 780,938
Series BB-2 , RB , 5.00% , 06/15/32 ...... 500 517,392
Series 2016 , RB , 4.00% , 06/15/33 ...... 250 251,746
Series 2018EE , RB , 5.00% , 06/15/35 .... 1,595 1,601,002
Series 2019FF-2 , RB , 4.00% , 06/15/36 ... 560 563,298
Series 2024, Sub-Series BB-2 , RB ,
5.00% , 06/15/36 ................ 1,100 1,218,223
Series 2017EE , RB , 5.00% , 06/15/36 .... 500 512,395
Series 2019FF-2 , RB , 4.00% , 06/15/37 ... 3,000 3,000,750
Series 2022EE , RB , 4.00% , 06/15/39 .... 1,305 1,272,124
Series 2018EE , RB , 5.00% , 06/15/40 .... 300 305,578
Series 2021AA-2 , RB , 4.00% , 06/15/42 ... 1,500 1,373,302
Series 2020DD-3 , RB , 4.00% , 06/15/42 ... 500 457,767
Series 2025BB , RB , 5.00% , 06/15/43 .... 2,000 2,083,314
Series 2022BB-1 , RB , 3.00% , 06/15/44 ... 3,400 2,573,242
Series 2024BB-2 , RB , 5.00% , 06/15/44 ... 500 514,574
Series 2017AA , RB , 3.00% , 06/15/46 .... 685 500,022
Series 2023DD , RB , 4.13% , 06/15/46 .... 1,500 1,375,185
Series BB-1 , RB , 5.00% , 06/15/46 ...... 625 627,163
Series 2023DD , RB , 5.25% , 06/15/46 .... 2,915 3,019,605
Series 2017DD , RB , 5.00% , 06/15/47 .... 1,500 1,506,060
Series 2024BB, Sub-Series BB-2 , RB ,
5.25% , 06/15/47 ................ 2,995 3,096,714
Series 2018CC-1 , RB , 5.00% , 06/15/48 ... 750 751,840
Series 2025, Sub-Series AA2 , RB ,
5.00% , 06/15/48 ................ 1,500 1,522,596
Series 2019FF-1 , RB , 5.00% , 06/15/49 ... 1,070 1,074,092
Series 2020GG-1 , RB , 4.00% , 06/15/50 .. 1,000 863,813
Series 2020DD-1 , RB , 4.00% , 06/15/50 ... 500 431,192
Series 2021CC-1 , RB , 4.00% , 06/15/51 ... 3,000 2,579,773
Series 2024, Sub-Series AA-1 , RB ,
5.25% , 06/15/53 ................ 2,000 2,056,805
Series 2025AA , RB , 4.00% , 06/15/54 .... 2,700 2,301,966
Series 2024CC-1 , RB , 5.25% , 06/15/54 ... 2,000 2,062,344
Series 2025BB , RB , 5.25% , 06/15/55 .... 2,000 2,063,106
New York City Transitional Finance Authority
Series 2026, Sub-Series A-2 , RB ,
VRDN ( Bank of America NA SBPA ),
3.90% , 09/03/25
(a)
............... 560 560,000
Series 2026, Sub-Series A-1 , RB ,
5.00% , 05/01/28 ................ 335 357,875
Series 2026, Sub-Series A-1 , RB ,
5.00% , 05/01/29 ................ 655 714,721
Series 2025E , RB , 5.00% , 11/01/29 ..... 700 770,873
Series 2025F, Sub-Series F-1 , RB ,
5.00% , 11/01/29 ................ 3,000 3,303,743
Security
Par (000)
Par (000) Value
New York (continued)
Series 2025D , RB , 5.00% , 05/01/30 ..... USD 250 $ 277,334
Series 2026, Sub-Series A-1 , RB ,
5.00% , 05/01/31
(b)
............... 1,700 1,897,084
Series 2025C, Sub-Series C-1 , RB ,
5.00% , 05/01/31 ................ 3,360 3,749,530
Series 2025F, Sub-Series F-1 , RB ,
5.00% , 11/01/31
(b)
............... 1,000 1,120,269
Series 2025A, Sub-Series A-1 , RB ,
5.00% , 11/01/31 ................ 2,000 2,240,538
Series 2025B, Sub-Series B-1 , RB ,
5.00% , 11/01/32 ................ 2,795 3,140,973
Series 2025J, Sub-Series J-1 , RB ,
5.00% , 11/01/32
(b)
............... 2,500 2,809,457
Series 2025E , RB , 5.00% , 11/01/32 ..... 1,000 1,123,783
Series 2025A, Sub-Series A-1 , RB ,
5.00% , 11/01/33 ................ 1,400 1,579,928
Series 2024D-1 , RB , 5.00% , 11/01/33 .... 2,000 2,257,040
Series 2025G, Sub-Series G-1 , RB ,
5.00% , 11/01/34 ................ 3,120 3,542,692
Series 2025J, Sub-Series J-1 , RB ,
5.00% , 11/01/35 ................ 1,755 1,969,257
Series 2024F, Sub-Series F-1 , RB ,
5.00% , 02/01/36 ................ 1,000 1,104,840
Series 2024G-1 , RB , 5.00% , 05/01/36 .... 2,500 2,761,293
Series 2026, Sub-Series A-1 , RB ,
5.00% , 05/01/36
(b)
............... 1,000 1,119,572
Series 2024D-1 , RB , 5.00% , 11/01/36 .... 1,300 1,428,273
Series 2025E , RB , 5.00% , 11/01/36 ..... 1,000 1,103,477
Series 2024B , RB , 5.00% , 05/01/38 ..... 1,000 1,072,545
Series 2025A, Sub-Series A-1 , RB ,
5.00% , 11/01/39 ................ 840 898,150
Series 2025H, Sub-Series H-1 , RB ,
5.00% , 11/01/39 ................ 1,675 1,796,131
Series 2026, Sub-Series A-1 , RB ,
5.00% , 05/01/40
(b)
............... 1,000 1,064,784
Series 2024F, Sub-Series F-1 , RB ,
5.00% , 02/01/43 ................ 2,770 2,854,646
Series 2024G-1 , RB , 5.00% , 05/01/43 .... 4,570 4,712,282
Series 2025C, Sub-Series C-1 , RB ,
5.00% , 05/01/45 ................ 1,000 1,022,030
Series 2024G-1 , RB , 5.00% , 05/01/45 .... 2,500 2,552,457
Series 2024B , RB , 5.00% , 05/01/45 ..... 2,000 2,034,541
Series 2024F-1 , RB , 5.00% , 02/01/46 .... 2,500 2,535,170
Series 2025D , RB , 5.00% , 05/01/46 ..... 3,785 3,841,262
Series 2024G-1 , RB , 5.00% , 05/01/47 .... 1,500 1,516,182
Series 2025I, Sub-Series I-1 , RB ,
5.50% , 05/01/53 ................ 1,175 1,232,449
Series 2025E , RB , 4.13% , 11/01/53 ..... 950 820,948
Series 2025E , RB , 5.00% , 11/01/53 ..... 880 885,145
New York City Transitional Finance Authority
Building Aid
Series 2018S-4A , RB , 5.00% , 07/15/27
( SAW ) ....................... 115 120,436
Series 2022S-1A , RB , 5.00% , 07/15/30
( SAW ) ....................... 195 216,204
Series 2018S-4A , RB , 5.00% , 07/15/31
( SAW ) ....................... 500 530,276
Series 2019S-3A , RB , 5.00% , 07/15/31
( SAW ) ....................... 500 530,276
Series 2019S-3A , RB , 4.00% , 07/15/38
( SAW ) ....................... 500 488,762
Series 2016S-1 , RB , 5.00% , 07/15/43 ( SAW ) 560 565,101
Series 2018S-3 , RB , 4.00% , 07/15/46 ( SAW ) 380 333,211

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2025
iShares
®
New York Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
New York City Transitional Finance Authority
Future Tax Secured
Series 2023B-1 , RB , 5.00% , 11/01/25 .... USD 500 $ 502,085
Series C , RB , 5.00% , 11/01/26 ......... 115 118,648
Series 2023E-1 , RB , 5.00% , 11/01/26 .... 1,060 1,093,621
Series 2021A , RB , 5.00% , 11/01/26 ..... 700 722,203
Series 2023E-1 , RB , 5.00% , 11/01/27 .... 985 1,040,247
Series 2018-1 , RB , 5.00% , 11/01/27 ..... 340 359,070
Series C , RB , 5.00% , 11/01/27 ......... 615 617,168
Series 2019A-1 , RB , 5.00% , 08/01/28 .... 2,220 2,385,224
Series B-1 , RB , 5.00% , 11/01/28 ....... 500 501,738
Series 2021G-1 , RB , 5.00% , 11/01/28 .... 140 151,228
Series 2016E-1 , RB , 5.00% , 02/01/29 .... 750 757,609
Series B-1 , RB , 5.00% , 11/01/29 ....... 200 200,672
Series C , RB , 5.00% , 11/01/29 ......... 1,000 1,040,383
Series 2021-2 , RB , 5.00% , 08/01/30 ..... 2,720 3,028,224
Series 2023B-1 , RB , 5.00% , 11/01/31 .... 1,290 1,445,147
Series 2017A-1 , RB , 5.00% , 05/01/32 .... 500 506,827
Series 2018B-1 , RB , 5.00% , 08/01/33 .... 1,000 1,035,153
Series 2018A-2 , RB , 5.00% , 08/01/33 .... 1,000 1,035,153
Series 2016E-1 , RB , 5.00% , 02/01/34 .... 500 503,747
Series 2017E-1 , RB , 5.00% , 02/01/34 .... 1,500 1,537,495
Series B-1 , RB , 5.00% , 08/01/35 ....... 1,120 1,166,125
Series B-1 , RB , 5.00% , 11/01/35 ....... 1,015 1,017,211
Series 2020B-1 , RB , 5.00% , 11/01/35 .... 1,535 1,617,867
Series 2017F-1 , RB , 5.00% , 05/01/36 .... 1,000 1,023,799
Series 2019A-1 , RB , 5.00% , 08/01/36 .... 1,000 1,036,342
Series 2018A-2 , RB , 5.00% , 08/01/36 .... 1,000 1,026,715
Series 2022A-1 , RB , 4.00% , 11/01/36 .... 1,875 1,851,348
Series 2021A , RB , 5.00% , 11/01/36 ..... 1,000 1,054,295
Series 2023B-1 , RB , 5.25% , 11/01/36 .... 1,500 1,642,097
Series 2017E-1 , RB , 5.00% , 02/01/37 .... 200 203,663
Series 2021C-1 , RB , 5.00% , 05/01/37 .... 1,000 1,050,797
Series 2023D-1 , RB , 5.25% , 11/01/37 .... 375 405,582
Series 2019C-1 , RB , 4.00% , 11/01/38 .... 1,000 967,316
Series 2021G-1 , RB , 5.00% , 11/01/38 .... 1,250 1,305,556
Series 2016E-1 , RB , 5.00% , 02/01/39 .... 500 501,852
Series 2021A , RB , 3.00% , 11/01/39 ..... 1,000 837,123
Series 2022B, Sub-Series B-1 , RB ,
3.00% , 08/01/40 ................ 740 603,368
Series 2022F-1 , RB , 5.00% , 02/01/41 .... 3,500 3,614,823
Series 2021C-1 , RB , 4.00% , 05/01/41 .... 1,410 1,291,742
Series 2023A-1 , RB , 5.25% , 08/01/42 .... 5,000 5,244,388
Series 2019C-1 , RB , 4.00% , 11/01/42 .... 2,590 2,336,761
Series 2018A-3 , RB , 4.00% , 08/01/43 .... 3,400 3,057,771
Series 2020C-1 , RB , 4.00% , 05/01/45 .... 200 175,833
Series 2018B-1 , RB , 5.00% , 08/01/45 .... 1,000 1,006,190
Series 2023D-1 , RB , 5.50% , 11/01/45 .... 850 891,416
Series 2022B-1 , RB , 4.00% , 08/01/48 .... 825 708,802
Series 2023F-1 , RB , 4.00% , 02/01/51 .... 2,000 1,728,600
New York Convention Center Development Corp.
Series 2015 , RB , 5.00% , 11/15/40 ...... 250 250,134
Series A , RB , 0.00% , 11/15/48
(c)
........ 500 151,421
New York Power Authority
Series 2022A , RB , 5.00% , 11/15/26 ..... 505 522,046
Series 2022A , RB , 5.00% , 11/15/27 ..... 505 536,604
Series 2022A , RB , 5.00% , 11/15/31 ..... 1,125 1,282,547
Series 2024A , RB , 5.00% , 11/15/31 ..... 2,000 2,292,575
Series 2024A , RB , 5.00% , 11/15/35 ..... 4,245 4,858,534
Series 2024A , RB , 5.00% , 11/15/40 ..... 250 269,090
Series 2024A , RB , 5.00% , 11/15/42 ..... 400 422,288
Series 2024A , RB , 5.00% , 11/15/43 ..... 2,000 2,096,213
Series 2020A , RB , 4.00% , 11/15/45 ..... 2,000 1,784,561
Series 2024A , RB , 4.00% , 11/15/49 ..... 895 775,099
Series 2020A , RB , 4.00% , 11/15/50 ..... 2,500 2,153,911
Security
Par (000)
Par (000) Value
New York (continued)
Series 2023A , RB , 5.00% , 11/15/53 ( AG ) .. USD 1,240 $ 1,248,843
Series 2020A , RB , 4.00% , 11/15/55 ..... 1,000 843,455
Series 2020A , RB , 4.00% , 11/15/60 ..... 2,300 1,906,287
New York State Dormitory Authority
Series B , RB , 5.00% , 10/01/25 ......... 2,100 2,104,117
Series 2017B-1 , RB , 5.00% , 02/15/26 .... 670 678,010
Series 2020A , RB , 5.00% , 07/01/26 ..... 5,000 5,114,540
Series 2019A , RB , 5.00% , 07/01/26 ..... 125 127,832
Series 2017A , RB , 5.00% , 07/01/26 ..... 1,000 1,021,657
Series B , RB , 4.00% , 10/01/26 ......... 100 101,862
Series A-1 , RB , 5.00% , 10/01/26 ....... 305 313,916
Series F , RB , 5.00% , 10/01/26 ......... 25 25,048
Series 2017B-1 , RB , 5.00% , 02/15/27 .... 420 437,100
Series 2015E , RB , 4.00% , 03/15/27 ..... 400 400,241
Series A , RB , 5.00% , 10/01/27 ......... 510 538,824
Series E , RB , 5.00% , 10/01/27 ( SAW ) .... 2,700 2,772,902
Series B , RB , 5.00% , 10/01/27 ......... 510 518,147
Series 2016D , RB , 5.00% , 02/15/28 ..... 200 205,313
Series 2019D , RB , 5.00% , 02/15/28 ..... 1,000 1,062,844
Series 2025A , RB , 5.00% , 03/15/28
(b)
.... 2,000 2,129,802
Series 2017A , RB , 5.00% , 07/01/28 ..... 1,330 1,392,873
Series 2021B , RB , 5.00% , 07/01/28 ..... 1,000 1,073,514
Series 2018A , RB , 5.00% , 10/01/28 ..... 505 546,909
Series 2017A , RB , 5.00% , 02/15/29 ..... 920 957,457
Series 2015E , RB , 5.00% , 03/15/29 ..... 315 315,302
Series 2025B , RB , 5.00% , 07/01/29 ..... 750 822,204
Series 2024A , RB , 5.00% , 10/01/29 ..... 1,000 1,102,626
Series 2025A , RB , 5.00% , 03/15/30 ..... 1,015 1,123,859
Series 2022A , RB , 5.00% , 07/01/30 ..... 1,000 1,090,648
Series 2018A , RB , 5.00% , 07/01/30 ..... 2,190 2,338,306
Series 2017B-2 , RB , 5.00% , 02/15/31 .... 750 782,225
Series 2017A , RB , 5.00% , 02/15/31 ..... 2,025 2,090,484
Series 2021A , RB , 5.00% , 03/15/31 ..... 1,560 1,745,855
Series 2015E , RB , 5.00% , 03/15/31 ..... 1,000 1,002,896
Series 2025A , RB , 5.00% , 07/01/31 ..... 1,000 1,124,224
Series 2024A , RB , 5.00% , 10/01/31 ..... 1,150 1,305,984
Series 2016A , RB , 5.00% , 03/15/32 ..... 3,000 3,067,477
Series 2021E , RB , 5.00% , 03/15/32 ..... 420 474,005
Series 2015E , RB , 5.00% , 03/15/32 ..... 1,530 1,534,395
Series 2016A , RB , 5.00% , 02/15/33 ..... 1,500 1,527,915
Series 2018A , RB , 5.00% , 03/15/33 ..... 800 824,307
Series 2020A , RB , 5.00% , 03/15/33 ..... 1,000 1,086,083
Series 2017 , RB , 4.00% , 07/01/33 ...... 465 467,399
Series 2017A , RB , 5.00% , 07/01/33 ..... 840 869,225
Series 2018A , RB , 5.00% , 07/01/33 ..... 650 683,384
Series 2023A , RB , 5.00% , 10/01/33 ..... 1,475 1,698,162
Series 2017B-2 , RB , 5.00% , 02/15/34 .... 1,000 1,034,085
Series 2018A , RB , 5.00% , 03/15/34 ..... 1,000 1,044,398
Series 2016A , RB , 5.00% , 03/15/34 ..... 1,900 1,937,648
Series 2015E , RB , 5.00% , 03/15/34 ..... 2,500 2,505,878
Series 2019A , RB , 5.00% , 03/15/34 ..... 1,000 1,053,578
Series 2017A , RB , 5.00% , 07/01/34 ..... 3,000 3,097,510
Series 2024A , RB , 5.00% , 10/01/34 ..... 1,800 1,980,539
Series 2025A , RB , 5.00% , 10/01/34 ..... 500 573,261
Series 2020A , RB , 4.00% , 03/15/35 ..... 1,000 1,004,784
Series 2019A , RB , 5.00% , 07/01/35 ..... 2,335 2,468,566
Series 2024D , RB , 5.00% , 10/01/35 ( SAW ) 2,585 2,840,213
Series 2017A , RB , 5.00% , 02/15/36 ..... 500 510,711
Series 2018C , RB , 5.00% , 03/15/36 ..... 1,000 1,037,167
Series 2021E , RB , 5.00% , 03/15/36 ..... 1,975 2,135,741
Series 2021A , RB , 5.00% , 03/15/36 ..... 1,000 1,068,526
Series 2017B-2 , RB , 5.00% , 02/15/37 .... 500 512,840
Series 2019A , RB , 5.00% , 03/15/37 ..... 1,000 1,037,295
Series 2018A , RB , 4.00% , 07/01/37 ..... 2,500 2,486,856
Series 2025A , RB , 5.00% , 03/15/38 ..... 3,000 3,256,079

Schedule of Investments
(unaudited) (continued)
August 31, 2025
iShares
®
New York Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2018C , RB , 5.00% , 03/15/38 ..... USD 500 $ 514,510
Series 2015A , RB , 4.00% , 07/01/38 ..... 475 457,826
Series 2018B , RB , 5.00% , 10/01/38 ..... 1,000 1,025,719
Series 2023A-1 , RB , 5.00% , 03/15/39 .... 3,600 3,842,357
Series 2023A , RB , 5.00% , 03/15/39 ..... 280 296,604
Series 2018A , RB , 5.25% , 03/15/39 ..... 725 749,520
Series 2016A , RB , 5.00% , 02/15/40 ..... 500 503,862
Series 2019A , RB , 5.00% , 03/15/40 ..... 1,000 1,021,625
Series 2001-1 , RB , 5.50% , 07/01/40
( AMBAC ) ..................... 400 449,079
Series 2021E , RB , 3.00% , 03/15/41 ..... 2,000 1,605,533
Series 2025A , RB , 5.00% , 03/15/41
(b)
.... 1,500 1,573,636
Series 2017A , RB , 5.00% , 03/15/41 ..... 350 353,605
Series 2022A , RB , 5.00% , 03/15/41 ..... 205 212,467
Series 2021A , RB , 3.00% , 07/01/41 ..... 1,750 1,406,529
Series 2016A , RB , 4.00% , 07/01/41 ..... 500 462,085
Series 2018A , RB , 4.00% , 07/01/41 ..... 4,000 3,706,882
Series 2016A , RB , 5.00% , 07/01/41 ..... 250 251,015
Series 2020A , RB , 3.00% , 03/15/42 ..... 2,000 1,564,981
Series 2021E , RB , 4.00% , 03/15/42 ..... 825 749,847
Series 2022A , RB , 4.00% , 07/01/42 ..... 1,165 1,075,402
Series 2017B , RB , 5.00% , 02/15/43 ..... 1,000 1,009,161
Series 2016A , RB , 4.00% , 07/01/43 ..... 1,265 1,132,566
Series 2017A , RB , 5.00% , 03/15/44 ..... 105 105,661
Series 2023A-1 , RB , 5.00% , 03/15/45 .... 1,000 1,021,408
Series 2021B , RB , 3.00% , 07/01/45 ..... 750 554,782
Series 2019A , RB , 4.00% , 07/01/45 ..... 4,145 3,668,255
Series 2021E , RB , 4.00% , 03/15/46 ..... 1,000 875,204
Series 2024B , RB , 5.00% , 03/15/46 ..... 1,500 1,531,145
Series 2020 , RB , 4.00% , 07/01/46 ...... 1,000 853,641
Series 2022 , RB , 4.00% , 07/01/46 ...... 730 627,895
Series 2016A , RB , 5.00% , 07/01/46 ..... 250 242,125
Series A-2 , RB , 5.00% , 10/01/46 ....... 945 964,422
Series 2021E , RB , 4.00% , 03/15/47 ..... 2,000 1,738,654
Series 2018A , RB , 4.00% , 03/15/47 ..... 500 437,019
Series 2022A , RB , 4.00% , 07/01/47 ..... 310 254,199
Series A , RB , 5.00% , 10/01/47 ......... 300 315,282
Series 2020A , RB , 4.00% , 03/15/48 ..... 2,000 1,729,798
Series 2024A , RB , 5.25% , 03/15/48 ..... 1,500 1,546,391
Series 2018A , RB , 5.00% , 07/01/48 ..... 500 516,049
Series 2018A , RB , 5.00% , 10/01/48 ..... 500 524,146
Series 2019D , RB , 4.00% , 02/15/49 ..... 1,545 1,329,743
Series 2022A , RB , 4.00% , 03/15/49 ..... 1,820 1,565,739
Series 2024B , RB , 5.00% , 03/15/49 ..... 750 759,006
Series 2019C , RB , 4.00% , 07/01/49 ..... 500 426,817
Series 2019A , RB , 5.00% , 07/01/49 ..... 500 500,143
Series 2020A , RB , 3.00% , 03/15/50 ..... 4,750 3,341,429
Series 2020A , RB , 4.00% , 07/01/50 ..... 2,030 1,747,293
Series 2019B , RB , 5.00% , 07/01/50 ..... 500 499,944
Series 2020A , RB , 5.00% , 07/01/50 ..... 2,500 2,507,239
Series 2025A , RB , 5.25% , 07/01/50
(b)
.... 500 514,117
Series 2020A , RB , 5.00% , 10/01/50 ..... 310 323,417
Series 2021A , RB , 3.00% , 03/15/51 ..... 1,780 1,239,213
Series 2024A , RB , 5.00% , 03/15/51 ..... 2,000 2,017,779
Series 2020A , RB , 5.00% , 07/01/53 ..... 1,500 1,484,919
Series 2024B , RB , 4.00% , 03/15/54 ..... 1,000 845,134
Series 2024A , RB , 5.50% , 07/01/54 ..... 4,305 4,519,603
New York State Environmental Facilities Corp.
Series 2019B , RB , 5.00% , 06/15/28 ..... 500 538,871
Series 2021B , RB , 5.00% , 08/15/29 ..... 165 182,503
Series 2022B , RB , 5.00% , 09/15/29 ..... 500 553,943
Series 2024A , RB , 5.00% , 06/15/30 ..... 1,000 1,122,313
Series 2023B , RB , 5.00% , 06/15/31 ..... 125 141,906
Series 2021B , RB , 5.00% , 08/15/31 ..... 300 341,138
Series 2023B , RB , 5.00% , 06/15/32 ..... 500 571,614
Security
Par (000)
Par (000) Value
New York (continued)
Series 2022B , RB , 5.00% , 09/15/32 ..... USD 500 $ 572,781
Series 2024B , RB , 5.00% , 05/15/33 ..... 1,500 1,724,665
Series 2022B , RB , 5.00% , 09/15/34 ..... 500 561,411
Series 2017A , RB , 5.00% , 06/15/35 ..... 200 205,595
Series 2018A , RB , 5.00% , 06/15/35 ..... 365 380,380
Series 2022B , RB , 5.00% , 09/15/37 ..... 500 543,826
Series 2019B , RB , 3.00% , 06/15/38 ..... 385 333,774
Series 2016A , RB , 5.00% , 06/15/41 ..... 1,000 1,007,353
Series 2022A , RB , 4.00% , 06/15/42 ..... 1,000 938,721
Series 2018B , RB , 5.00% , 06/15/43 ..... 1,000 1,011,868
Series 2019A , RB , 5.00% , 08/15/44 ..... 500 511,317
Series 2020A , RB , 4.00% , 06/15/45 ..... 1,095 978,113
Series 2017A , RB , 5.00% , 06/15/46 ..... 835 839,819
Series 2024A , RB , 5.00% , 06/15/47 ..... 4,000 4,097,170
Series 2017E , RB , 5.00% , 06/15/47 ..... 3,500 3,519,184
Series 2022B , RB , 5.00% , 09/15/47 ..... 3,185 3,228,249
Series 2019A , RB , 5.00% , 02/15/49 ..... 1,200 1,215,940
Series 2019B , RB , 4.00% , 06/15/49 ..... 500 435,348
Series 2023B , RB , 5.00% , 06/15/53 ..... 2,500 2,528,898
New York State Thruway Authority
Series 2016A , RB , 5.00% , 01/01/29 ..... 3,665 3,692,436
Series 2021A-1 , RB , 5.00% , 03/15/29 .... 2,570 2,800,014
Series 2016A , RB , 5.00% , 01/01/31 ..... 100 100,689
Series Q , RB , 5.00% , 01/01/31 ........ 2,000 2,250,769
Series Q , RB , 5.00% , 01/01/32 ........ 2,000 2,269,395
Series L , RB , 5.00% , 01/01/35 ......... 810 837,616
Series L , RB , 4.00% , 01/01/36 ......... 500 497,633
Series 2021A-1 , RB , 4.00% , 03/15/36 .... 4,450 4,435,910
Series 2019B , RB , 4.00% , 01/01/38 ..... 1,500 1,476,118
Series 2021A-1 , RB , 4.00% , 03/15/40 .... 1,500 1,414,886
Series 2019B , RB , 4.00% , 01/01/41 ..... 950 882,820
Series N , RB , 4.00% , 01/01/45 ......... 1,000 877,746
Series 2016A , RB , 5.00% , 01/01/46 ..... 500 499,976
Series 2021A-1 , RB , 3.00% , 03/15/48 .... 1,000 713,260
Series N , RB , 3.00% , 01/01/49 ......... 500 342,457
Series 2022A , RB , 4.00% , 03/15/49 ..... 2,000 1,741,959
Series 2019B , RB , 4.00% , 01/01/50 ..... 2,500 2,133,695
Series 2016A , RB , 4.00% , 01/01/51 ..... 585 488,302
Series 2016A , RB , 5.00% , 01/01/51 ..... 600 595,865
Series 2022A , RB , 4.00% , 03/15/51 ..... 3,000 2,580,051
Series 2021A-1 , RB , 4.00% , 03/15/52 .... 2,775 2,342,157
Series 2022C , RB , 5.00% , 03/15/54 ..... 500 501,474
Series 2016A , RB , 5.25% , 01/01/56 ..... 2,765 2,769,370
Series 2021A-1 , RB , 4.00% , 03/15/56 .... 3,000 2,476,355
Series 2022C , RB , 4.13% , 03/15/56 ..... 2,000 1,720,565
Series 2021A-1 , RB , 4.00% , 03/15/59 .... 1,000 820,718
Onondaga Civic Development Corp.
Series 2025 , RB , 5.00% , 12/01/37 ...... 100 111,181
Series 2025 , RB , 5.50% , 12/01/56 ...... 3,000 3,164,011
Onondaga County Trust for Cultural Resources
Series 2019 , RB , 5.00% , 12/01/39 ...... 1,000 1,031,220
Series 2019 , RB , 5.00% , 12/01/40 ...... 500 513,491
Series 2019 , RB , 5.00% , 12/01/43 ...... 500 506,742
Series 2019 , RB , 4.00% , 12/01/47 ...... 1,000 871,826
Series 2019 , RB , 4.00% , 12/01/49 ...... 500 427,758
Onondaga County Water Authority, Series
2019A, RB, 3.00%, 09/15/44 ......... 1,000 749,553
Port Authority of New York & New Jersey
Series 205 , RB , 5.00% , 11/15/25 ....... 1,000 1,005,296
Series 248 , RB , 5.00% , 01/15/27 ....... 500 518,146
Series 248 , RB , 5.00% , 01/15/28 ....... 1,000 1,063,152
Series 85 , RB , 5.38% , 03/01/28 ........ 255 265,125
Series 194 , RB , 5.00% , 10/15/28 ....... 525 526,302
Series 230 , RB , 4.00% , 12/01/28 ....... 250 263,306
Series 222 , RB , 5.00% , 07/15/29 ....... 520 570,498

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2025
iShares
®
New York Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 194 , RB , 5.00% , 10/15/29 ....... USD 1,000 $ 1,002,443
Series 230 , RB , 4.00% , 12/01/30 ....... 1,500 1,600,175
Series 212 , RB , 5.00% , 09/01/32 ....... 1,000 1,073,358
Series 250 , RB , 5.00% , 10/15/32
(b)
...... 2,000 2,273,107
Series 244 , RB , 5.00% , 07/15/33 ....... 1,400 1,592,074
Series 222 , RB , 5.00% , 07/15/33 ....... 500 544,154
Series 213 , RB , 5.00% , 09/01/33 ....... 1,000 1,066,807
Series 194 , RB , 5.00% , 10/15/34 ....... 1,000 1,001,702
Series 209 , RB , 5.00% , 07/15/35 ....... 500 522,880
Series 243 , RB , 5.00% , 12/01/36 ....... 2,000 2,206,831
Series 243 , RB , 5.00% , 12/01/38 ....... 3,700 3,990,757
Series 217 , RB , 4.00% , 11/01/39 ....... 1,750 1,705,071
Series 243 , RB , 5.00% , 12/01/39 ....... 1,300 1,390,208
Series 248 , RB , 5.00% , 01/15/40 ....... 1,000 1,068,642
Series 183 , RB , 4.00% , 12/15/40 ....... 400 378,560
Series 244 , RB , 5.00% , 07/15/41 ....... 1,860 1,964,221
Series 250 , RB , 5.00% , 10/15/41 ....... 1,000 1,062,393
Series 194 , RB , 5.00% , 10/15/41 ....... 500 500,451
Series 245 , RB , 5.00% , 09/01/42 ....... 1,000 1,047,902
Series 211 , RB , 4.00% , 09/01/43 ....... 750 677,596
Series 183 , RB , 4.00% , 06/15/44 ....... 250 221,354
Series 216 , RB , 4.00% , 09/01/45 ....... 1,000 883,311
Series 198 , RB , 5.00% , 11/15/46 ....... 1,000 1,002,720
Series 245 , RB , 5.00% , 09/01/49 ....... 2,000 2,033,181
Series 217 , RB , 4.00% , 11/01/49 ....... 555 475,032
Series 224 , RB , 4.00% , 07/15/51 ....... 1,500 1,272,106
Series 240 , RB , 5.00% , 07/15/53 ....... 1,145 1,153,150
Series 200 , RB , 5.00% , 04/15/57 ....... 500 500,354
Series 224 , RB , 4.00% , 07/15/61 ....... 1,500 1,217,448
Saratoga County Water Authority, Series 2016,
RB, 4.00%, 09/01/48 .............. 4,600 3,962,076
State of New York
Series 2021A , GO , 5.00% , 03/15/27 ..... 500 522,083
Series 2023A , GO , 5.00% , 03/15/30 ..... 500 560,307
Series 2021A , GO , 5.00% , 03/15/31 ..... 500 568,762
Series 2023A , GO , 5.00% , 03/15/32 ..... 1,000 1,148,733
Series 2023A , GO , 5.00% , 03/15/33 ..... 500 578,525
Series 2025A , GO , 5.00% , 03/15/34 ..... 2,000 2,324,581
Series 2023A , GO , 5.00% , 03/15/35 ..... 500 563,940
Series 2023A , GO , 5.00% , 03/15/36 ..... 500 558,494
Series 2023A , GO , 5.00% , 03/15/38 ..... 500 548,440
Series 2023A , GO , 5.00% , 03/15/39 ..... 750 814,417
Series 2023A , GO , 5.00% , 03/15/41 ..... 500 535,630
Series 2025A , GO , 5.00% , 03/15/42 ..... 2,000 2,146,268
Suffolk County Water Authority
Series 2013 , RB , 3.00% , 06/01/28 ...... 1,305 1,305,291
Series 2015 , RB , 4.00% , 06/01/31 ...... 1,915 1,916,745
Series 2015A , RB , 4.00% , 06/01/39 ..... 500 490,620
Series 2018A , RB , 4.00% , 06/01/41 ..... 3,485 3,320,505
Series 2020B , RB , 3.00% , 06/01/44 ..... 610 475,867
Syracuse Industrial Development Agency
Series 2019A , RB , 5.00% , 05/01/31 ( SAW ) 500 517,935
Series 2019A , RB , 5.00% , 05/01/32 ( SAW ) 130 134,243
Series 2019A , RB , 4.00% , 05/01/33 ( SAW ) 505 511,561
Town of Brookhaven, Series 2015, GO,
5.00%, 05/01/27 ................. 600 601,154
Town of Hempstead
Series 2018A , GO , 5.00% , 06/15/27 ..... 650 663,187
Series 2021 , GO , 5.00% , 06/15/28 ...... 1,000 1,079,523
Series 2025A , GO , 5.00% , 06/01/35
(b)
.... 1,500 1,692,724
Series 2025A , GO , 4.00% , 06/01/40 ..... 1,000 974,901
Town of Oyster Bay
Series 2021 , GO , 4.00% , 03/01/26 ...... 1,355 1,366,492
Series 2021A , GO , 2.00% , 03/01/33 ..... 2,000 1,726,132
Security
Par (000)
Par (000) Value
New York (continued)
Triborough Bridge & Tunnel Authority
Series 2021A-2 , RB , VRDN
2.00% , 05/15/26
(a)
............... USD 190 $ 188,721
Series 2022E-1 , RB , 5.00% , 11/15/27 .... 180 189,493
Series 2025A , RB , 5.00% , 02/01/28 ..... 5,000 5,314,093
Series 2021A-2 , RB , VRDN
2.00% , 05/15/28
(a)
............... 835 802,321
Series 2022B , RB , 5.00% , 05/15/28 ..... 1,000 1,072,229
Series B , RB , 5.00% , 11/15/28 ......... 235 254,731
Series 2016A , RB , 5.00% , 11/15/29 ..... 2,275 2,310,895
Series 2023A , RB , 5.00% , 11/15/29 ..... 1,000 1,106,139
Series 2023C , RB , 5.00% , 11/15/30 ..... 1,000 1,122,209
Series B , RB , 5.00% , 11/15/30 ......... 1,000 1,038,916
Series 2025A , RB , 5.00% , 12/01/30 ..... 250 279,638
Series 2024B-2 , RB , 5.00% , 05/15/31 .... 1,000 1,116,465
Series 2013A , RB , 0.00% , 11/15/31
(c)
.... 350 286,018
Series 2023A , RB , 4.00% , 11/15/31 ..... 625 669,129
Series B , RB , 5.00% , 11/15/31 ......... 1,000 1,036,163
Series 2025A-2 , RB , 5.00% , 11/15/31
(b)
... 2,750 3,118,416
Series 2012B , RB , 0.00% , 11/15/32
(c)
.... 1,500 1,180,272
Series 2013A , RB , 0.00% , 11/15/32
(c)
.... 200 156,259
Series 2024A, Sub-Series A-2 , RB ,
5.00% , 11/15/32 ................ 1,000 1,141,996
Series 2024C , RB , 5.00% , 11/15/34 ..... 1,510 1,724,794
Series B , RB , 5.00% , 11/15/35 ......... 325 333,799
Series 2024C , RB , 5.00% , 11/15/35 ..... 3,000 3,369,907
Series B , RB , 5.00% , 11/15/37 ......... 1,685 1,723,217
Series 2024C , RB , 5.00% , 11/15/38 ..... 1,000 1,074,354
Series B , RB , 5.00% , 11/15/38 ......... 4,250 4,334,888
Series 2023C , RB , 5.00% , 11/15/38 ..... 1,000 1,069,843
Series 2023C , RB , 5.25% , 11/15/42 ..... 1,000 1,063,615
Series 2018A , RB , 5.00% , 11/15/43 ..... 500 503,997
Series 2019A , RB , 5.00% , 11/15/43 ..... 665 674,085
Series 2025A-1 , RB , 5.00% , 11/15/43
(b)
... 1,000 1,038,079
Series 2025A , RB , 5.00% , 12/01/44 ..... 500 512,542
Series 2016A , RB , 5.00% , 11/15/46 ..... 1,375 1,378,078
Series 2025A , RB , 5.00% , 12/01/46 ..... 250 253,866
Series 2020A , RB , 5.00% , 11/15/49 ..... 2,500 2,510,500
Series 2025A , RB , 5.00% , 12/01/50 ..... 1,500 1,509,270
Series 2022A , RB , 4.00% , 05/15/51 ..... 1,000 858,525
Series 2022A , RB , 5.00% , 05/15/52 ..... 250 266,137
Series 2024A , RB , 5.00% , 05/15/54 ..... 3,000 3,022,969
Series 2024B-1 , RB , 5.25% , 05/15/54 .... 3,280 3,374,429
Series 2020A , RB , 4.00% , 11/15/54 ..... 1,245 1,053,686
Series 2024A, Sub-Series A-1 , RB ,
4.00% , 11/15/54 ................ 765 648,697
Series 2021A , RB , 5.00% , 11/15/56 ..... 500 492,933
Triborough Bridge & Tunnel Authority Sales Tax
Series 2024A-1 , RB , 5.00% , 05/15/49 .... 2,770 2,815,961
Series 2024A-1 , RB , 5.25% , 05/15/64 .... 1,500 1,538,817
Trust for Cultural Resources of The City of New
York (The)
Series 2018A , RB , 5.00% , 01/01/34 ..... 1,000 1,061,030
Series 2018A , RB , 5.00% , 01/01/37 ..... 500 522,968
Series 2018A , RB , 5.00% , 01/01/38 ..... 500 520,141
United Nations Development Corp., Series
2019A, RB, 5.00%, 07/01/26 ......... 125 127,625
Utility Debt Securitization Authority
Series 2023TE-1 , RB , 5.00% , 06/15/28 ... 1,000 1,021,177
Series 2022TE-1 , RB , 5.00% , 12/15/29 ... 180 198,887
Series 2023TE-1 , RB , 5.00% , 12/15/31 ... 1,000 1,093,689
Series 2015 , RB , 5.00% , 12/15/32 ...... 2,025 2,036,816
Series 2015 , RB , 5.00% , 12/15/33 ...... 400 402,161
Series 2015 , RB , 5.00% , 12/15/34 ...... 3,000 3,014,912
Series 2022TE-1 , RB , 5.00% , 12/15/34 ... 1,000 1,130,111

Schedule of Investments
(unaudited) (continued)
August 31, 2025
iShares
®
New York Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Par (000) Value
New York (continued)
Series 2016B , RB , 4.00% , 12/15/35 ..... USD 1,455 $ 1,461,562
Series 2016A , RB , 5.00% , 12/15/35 ..... 1,195 1,213,075
Series 2015 , RB , 5.00% , 12/15/35 ...... 600 602,723
Series 2015 , RB , 5.00% , 12/15/36 ...... 150 150,616
Series 2015 , RB , 5.00% , 12/15/37 ...... 750 752,779
Series 2017 , RB , 5.00% , 12/15/39 ...... 1,200 1,229,512
Series 2022TE-1 , RB , 5.00% , 12/15/39 ... 1,900 2,041,311
Series 2023TE-1 , RB , 5.00% , 12/15/41 ... 5,250 5,638,550
Series 2023TE-2 , RB , 5.00% , 12/15/45 ... 1,000 1,039,045
Series 2023TE-2 , RB , 5.00% , 12/15/50 ... 1,000 1,022,698
Series 2023TE-2 , RB , 5.00% , 06/15/53 ... 1,000 1,020,104
Western Nassau County Water Authority
Series 2021A , RB , 4.00% , 04/01/46 ..... 1,145 993,665
Series 2021A , RB , 4.00% , 04/01/51 ..... 1,255 1,054,611
887,402,811
Total Long-Term Investments — 98 .7%
(Cost: $ 921,626,534 ) .............................. 887,402,811
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Liquidity MuniCash Funds:
Institutional Shares , 2.73%
(d) (e)
......... 80,293 $ 80,294
Total Short-Term Securities — 0.0%
(Cost: $ 80,294 ) ................................. 80,294
Total Investments — 98 .7%
(Cost: $ 921,706,828 ) .............................. 887,483,105
Other Assets Less Liabilities — 1.3% .................... 11,849,627
Net Assets — 100.0% ...............................
$ 899,332,732
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)
When-issued security.
(c)
Zero-coupon bond.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
02/28/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/25
Shares
Held at
08/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity MuniCash
Funds: Institutional Shares $ 12,979 $ 67,321
(a)
$ — $ (6) $ — $ 80,294 80,293 $ 3,023 $ —
— —
(a)
Represents net amount purchased (sold).
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Municipal Bonds ......................................... $ — $ 887,402,811 $ — $ 887,402,811
Short-Term Securities
Money Market Funds ...................................... 80,294 — — 80,294
$ 80,294 $ 887,402,811 $ — $ 887,483,105

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited)
August 31, 2025
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Municipal Bonds
Alabama — 1.0%
Alabama Corrections Institution Finance
Authority, Series 2022A, RB, 5.00%, 07/01/30 USD 4,800 $ 5,286,292
Alabama Federal Aid Highway Finance Authority
Series B , RB , 5.00% , 09/01/25 ......... 1,055 1,055,000
Series 2025A , RB , 5.00% , 09/01/28
(a)
.... 1,000 1,076,967
Series 2025A , RB , 5.00% , 09/01/29 ..... 4,000 4,395,690
Series 2025B , RB , 5.00% , 09/01/29 ..... 1,180 1,296,728
Series A , RB , 5.00% , 09/01/33 ......... 1,250 1,312,506
Series A , RB , 5.00% , 09/01/34 ......... 1,250 1,312,506
Series 2016A , RB , 5.00% , 09/01/36 ..... 15,040 15,412,824
Series A , RB , 5.00% , 09/01/36 ......... 6,840 7,182,034
Alabama Public School & College Authority
Series 2020A , RB , 5.00% , 11/01/25 ..... 5,760 5,782,872
Series 2014B , RB , 5.00% , 01/01/26 ..... 2,475 2,483,488
Series 2020A , RB , 5.00% , 11/01/26 ..... 1,195 1,230,390
Series 2014B , RB , 5.00% , 01/01/27 ..... 440 441,500
Series 2020A , RB , 5.00% , 11/01/27 ..... 12,025 12,701,134
Auburn University
Series 2016A , RB , 5.00% , 06/01/29 ..... 1,910 1,943,435
Series 2025-B , RB , 5.00% , 06/01/29 ..... 2,000 2,179,122
Series 2025-B , RB , 5.00% , 06/01/30 ..... 2,750 3,042,671
Auburn Water Works Board, Series 2015, RB,
5.00%, 09/01/40 ................. 2,500 2,500,000
County of Jefferson, Series 2024, RB,
5.00%, 10/01/28 ................. 1,000 1,067,934
Tuscaloosa County Board of Education, Series
2017, 4.00%, 02/01/47 ............. 5,015 5,132,997
Water Works Board of the City of Birmingham
(The)
Series 2016B , RB , 5.00% , 01/01/30 ..... 4,020 4,161,195
Series 2016B , RB , 5.00% , 01/01/32 ..... 6,945 7,188,931
Series 2016B , RB , 5.00% , 01/01/43 ..... 9,815 10,159,734
98,345,950
Alaska — 0.1%
Alaska Municipal Bond Bank Authority, Series
2025, RB, 5.00%, 10/01/27 .......... 370 389,269
Borough of Matanuska-Susitna, Series 2015,
RB, 5.25%, 09/01/28 .............. 1,680 1,680,000
Borough of North Slope, Series 2022A, GO,
5.00%, 06/30/28 ................. 155 166,197
State of Alaska
Series 2024B , GO , 5.00% , 08/01/27 ..... 1,000 1,050,147
Series 2024B , GO , 5.00% , 08/01/28 ..... 1,725 1,854,277
Series 2024B , GO , 5.00% , 08/01/29 ..... 1,000 1,096,808
Series 2025A , GO , 5.00% , 08/01/29 ..... 1,700 1,864,574
8,101,272
Arizona — 1.2%
Arizona Board of Regents
Series 2016 , RB , 5.00% , 06/01/26 ...... 15 15,296
Series 2016 , RB , 5.00% , 06/01/27 ...... 260 265,196
Arizona Department of Transportation State
Highway Fund
Series 2016 , RB , 5.00% , 07/01/27 ...... 1,480 1,511,168
Series 2016 , RB , 5.00% , 07/01/29 ...... 250 254,611
Arizona Transportation Board, Series 2016, RB,
5.00%, 07/01/26 ................. 180 184,003
Arizona Water Infrastructure Finance Authority
Series 2024 , RB , 5.00% , 10/01/26 ...... 3,500 3,601,900
Series 2024 , RB , 5.00% , 10/01/27 ...... 2,000 2,110,422
City of Glendale, Series 2024, RB,
5.00%, 07/01/29 ................. 3,325 3,646,088
Security
Par (000)
Par (000) Value
Arizona (continued)
City of Phoenix, Series 2016, GO,
5.00%, 07/01/27 ................. USD 335 $ 342,364
City of Phoenix Civic Improvement Corp.
Series 2016 , RB , 5.00% , 07/01/26 ...... 2,030 2,074,823
Series B , RB , 4.00% , 07/01/28 ......... 6,000 6,150,267
Series 2023 , RB , 5.00% , 07/01/28 ...... 2,285 2,456,735
Series 2024 , RB , 5.00% , 07/01/29 ...... 5,625 6,179,029
Series 2017D , RB , 5.00% , 07/01/30 ..... 11,885 12,387,095
Series 2025C , RB , 5.00% , 07/01/30 ..... 11,625 12,981,821
City of Tempe, Series 2025, GO,
5.00%, 07/01/26 ................. 4,215 4,304,204
County of Pinal, RB, 5.00%, 02/01/26 (BAM)
(a)
1,125 1,137,206
Maricopa County High School District No. 214
Tolleson Union High School, Series 2025, GO,
5.00%, 07/01/28 ................. 1,875 2,012,715
Maricopa County Unified School District No. 48
Scottsdale, Series 2017, GO, 5.00%, 07/01/27 180 188,596
Maricopa County Union High School District No.
210-Phoenix
Series 2025B , GO , 5.00% , 07/01/29
(a)
.... 1,900 2,087,872
Series 2025B , GO , 5.00% , 07/01/30 ..... 1,500 1,676,525
Salt River Project Agricultural Improvement &
Power District
Series 2017A , RB , 5.00% , 01/01/26 ..... 490 494,397
Series 2020A , RB , 5.00% , 01/01/26 ..... 2,700 2,724,229
Series 2021A , RB , 5.00% , 01/01/26 ..... 8,645 8,722,578
Series 2016A , RB , 5.00% , 01/01/27 ..... 145 150,091
Series 2021A , RB , 5.00% , 01/01/27 ..... 13,995 14,486,399
Series 2017A , RB , 5.00% , 01/01/28 ..... 2,070 2,197,561
Series 2016A , RB , 5.00% , 01/01/29 ..... 4,645 4,807,780
Series 2021A , RB , 5.00% , 01/01/29 ..... 5,560 6,039,134
Series 2017A , RB , 5.00% , 01/01/30 ..... 1,420 1,502,885
Series 2024A , RB , 5.00% , 01/01/30 ..... 5,380 5,956,303
Series 2025B , RB , 5.00% , 01/01/30 ..... 4,900 5,424,886
Scottsdale Municipal Property Corp.
Series 2006 , RB , 5.00% , 07/01/30 ...... 4,920 5,292,139
Series 2017 , RB , 5.00% , 07/01/36 ...... 2,000 2,097,008
125,463,326
Arkansas — 0.0%
State of Arkansas, Series 2014, GO,
5.00%, 04/01/26 ................. 360 360,709
California — 12.1%
Anaheim City School District, Series 2007, GO,
0.00%, 08/01/26 (NPFGC)
(b)
.......... 500 488,373
Antelope Valley-East Kern Water Agency
Financing Authority, Series 2025B, RB, VRDN,
5.00%, 04/01/28
(c)
................ 5,770 5,964,414
Bay Area Toll Authority
Series 2018A , RB , VRDN 2.63% , 04/01/26
(c)
2,765 2,761,110
Series 2024S-11 , RB , 5.00% , 04/01/28 ... 2,000 2,150,479
Series 2017F-1 , RB , 5.00% , 04/01/56 .... 10,260 10,716,749
Beverly Hills Unified School District, Series 2009,
GO, 0.00%, 08/01/29
(b)
............. 2,195 2,009,515
California Infrastructure & Economic
Development Bank
Series 2023 , RB , 5.00% , 10/01/26 ...... 5,005 5,164,257
Series 2016 , RB , 5.00% , 10/01/29 ...... 1,630 1,654,504
California State Public Works Board
Series B , RB , 5.00% , 10/01/25 ......... 340 340,684
Series 2021B , RB , 5.00% , 05/01/26 ..... 1,040 1,057,950
Series F , RB , 5.00% , 05/01/26 ......... 290 290,578
Series B , RB , 5.00% , 10/01/26 ......... 145 149,133
Series 2023D , RB , 5.00% , 11/01/26 ..... 670 690,537
Series 2021A , RB , 5.00% , 02/01/27 ..... 15,800 16,380,666

Schedule of Investments
(unaudited) (continued)
August 31, 2025
iShares
®
Short-Term National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series 2022D , RB , 5.00% , 05/01/27 ..... USD 7,845 $ 8,184,832
Series 2022A , RB , 5.00% , 08/01/27 ..... 2,450 2,579,881
Series 2023C , RB , 5.00% , 09/01/27 ..... 5,000 5,290,819
Series B , RB , 5.00% , 10/01/27 ......... 1,115 1,182,466
Series 2021A , RB , 5.00% , 02/01/28 ..... 4,300 4,596,408
Series F , RB , 5.00% , 05/01/28 ......... 1,725 1,728,139
Series 2022B , RB , 5.00% , 06/01/28 ..... 9,590 10,338,874
Series 2024C , RB , 5.00% , 09/01/28 ..... 7,500 8,137,006
Series 2016C , RB , 5.00% , 11/01/28 ..... 14,950 15,405,658
Series 2016D , RB , 4.00% , 04/01/30 ..... 7,000 7,089,123
California State University
Series 2015A , RB , 5.00% , 11/01/25 ..... 3,195 3,208,969
Series 2016A , RB , 5.00% , 11/01/25 ..... 2,055 2,063,985
Series 2016A , RB , 5.00% , 11/01/26 ..... 345 351,205
Series 2025A , RB , 5.00% , 11/01/27 ..... 2,500 2,650,853
Series 2024A , RB , 5.00% , 11/01/28 ..... 2,000 2,175,418
Series 2025A , RB , 5.00% , 11/01/28 ..... 2,000 2,175,418
Series 2024A , RB , 5.00% , 11/01/29 ..... 1,125 1,254,277
Chico Unified School District, Series A, GO,
5.00%, 08/01/27 ................. 1,540 1,625,269
Chino Basin Regional Financing Authority, Series
2020B, RB, 4.00%, 11/01/25 ......... 9,065 9,087,401
City of Los Angeles, RB, 5.00%, 06/25/26 ... 13,635 13,963,474
City of Los Angeles Department of Airports
Series 2025D , RB , 5.00% , 05/15/29 ..... 2,195 2,426,733
Series 2025E , RB , 5.00% , 05/15/29 ..... 4,020 4,444,404
Series 2025D , RB , 5.00% , 05/15/30 ..... 2,405 2,709,562
City of Los Angeles Wastewater System
Series 2018B , RB , 5.00% , 06/01/26 ..... 690 705,219
Series 2025C , RB , 5.00% , 06/01/27 ..... 10,000 10,522,424
Series A , RB , 5.00% , 06/01/30 ......... 1,525 1,595,709
City of San Francisco
Series 2025, Sub-Series A , RB ,
5.00% , 11/01/25 ................ 2,500 2,511,848
Series A , RB , 5.00% , 11/01/25 ......... 4,890 4,913,174
Series D , RB , 5.00% , 11/01/25 ......... 325 326,540
Series A , RB , 5.00% , 11/01/26 ......... 4,655 4,817,978
Series 2023C , RB , 5.00% , 11/01/28 ..... 2,025 2,216,284
Series 2025, Sub-Series A , RB ,
5.00% , 11/01/29 ................ 7,500 8,419,182
Series 2025, Sub-Series F , RB ,
5.00% , 11/01/29
(a)
............... 6,000 6,735,346
Series D , RB , 5.00% , 11/01/29 ......... 2,495 2,641,085
City of Santa Rosa, Series 2002B, RB,
0.00%, 09/01/30 (AMBAC)
(b)
.......... 13,440 11,776,304
Clovis Unified School District
(b)
Series B , GO , 0.00% , 08/01/29 ( NPFGC ) .. 2,600 2,352,836
Series B , GO , 0.00% , 08/01/30 ( NPFGC ) .. 4,000 3,499,775
Coast Community College District, Series
2006B, GO, 0.00%, 08/01/26 (AG)
(b)
..... 1,205 1,180,279
Contra Costa Transportation Authority Sales Tax
Series 2018B , RB , 5.00% , 03/01/26 ..... 3,290 3,338,419
Series 2018B , RB , 5.00% , 03/01/30 ..... 1,865 1,940,274
East Bay Municipal Utility District Water System
Series 2025B , RB , 5.00% , 06/01/29 ..... 4,000 4,433,457
Series 2025B , RB , 5.00% , 06/01/30 ..... 4,500 5,096,384
East Side Union High School District
Series D , GO , 5.00% , 08/01/28
(a)
....... 1,200 1,301,153
Series 2024A , GO , 5.00% , 08/01/29 ..... 2,860 3,173,906
Eastern Municipal Water District, Series 2018A,
RB, VRDN (Bank of America NA SBPA),
3.25%, 09/03/25
(c)
................ 6,100 6,100,000
El Camino Community College District
Fountation (The)
(b)
Series 2012C , GO , 0.00% , 08/01/26 ..... 4,875 4,773,262
Security
Par (000)
Par (000) Value
California (continued)
Series 2012C , GO , 0.00% , 08/01/27 ..... USD 8,365 $ 7,996,919
El Camino Healthcare District, Series 2006, GO,
0.00%, 08/01/28 (NPFGC)
(b)
.......... 3,000 2,785,420
Escondido Union High School District, Series A,
GO, 0.00%, 08/01/29
(b)
............. 2,240 2,037,270
Foothill-De Anza Community College District
Series 2003B , GO , 0.00% , 08/01/26
( NPFGC )
(b)
.................... 1,220 1,195,403
Series 2000A , GO , 0.00% , 08/01/27
( NPFGC )
(b)
.................... 1,250 1,196,807
Series 2003B , GO , 0.00% , 08/01/27
( NPFGC )
(b)
.................... 4,000 3,829,782
Series 2015 , GO , 5.00% , 08/01/28 ...... 1,000 1,001,211
Series 2003B , GO , 0.00% , 08/01/30
( NPFGC )
(b)
.................... 1,000 880,050
Foothill-Eastern Transportation Corridor Agency,
Series 2013A, RB, 6.13%, 01/15/28 ..... 5,050 5,487,137
Imperial Irrigation District Electric System, Series
2016B-2, RB, 5.00%, 11/01/25 ........ 2,595 2,606,865
Las Virgenes Unified School District, Series
2002D, GO, 0.00%, 09/01/27 (NPFGC)
(b)
.. 13,870 13,232,675
Long Beach Unified School District, Series 2016,
GO, 5.00%, 08/01/27 .............. 40 41,035
Los Angeles Community College District
Series D , GO , 5.00% , 08/01/27 ........ 10,005 10,578,348
Series 2024 , GO , 5.00% , 08/01/29 ...... 3,660 4,077,316
Los Angeles County Metropolitan Transportation
Authority Sales Tax
Series 2021A , RB , 5.00% , 06/01/26 ..... 1,190 1,216,785
Series 2019A , RB , 5.00% , 07/01/26 ..... 1,275 1,306,989
Series 2016A , RB , 5.00% , 06/01/27 ..... 65 66,279
Series 2021A , RB , 5.00% , 06/01/27 ..... 80 84,264
Series 2016A , RB , 5.00% , 07/01/27 ..... 10 10,208
Series 2019A , RB , 5.00% , 07/01/27 ..... 100 105,588
Series 2023A , RB , 5.00% , 07/01/28 ..... 2,470 2,676,081
Series 2016A , RB , 5.00% , 06/01/29 ..... 2,530 2,582,293
Los Angeles Department of Water & Power
Series 2021C , RB , 3.00% , 07/01/26 ..... 3,080 3,082,700
Series 2021C , RB , 4.00% , 07/01/26 ..... 2,605 2,626,382
Series 2020A , RB , 5.00% , 07/01/26 ..... 205 208,998
Series 2021C , RB , 5.00% , 07/01/26 ..... 4,920 4,996,454
Series 2016B , RB , 5.00% , 07/01/27 ..... 75 75,530
Series 2024C , RB , 5.00% , 07/01/27 ..... 6,930 7,231,708
Series 2022E , RB , 5.00% , 07/01/27 ..... 3,500 3,652,378
Series 2022A , RB , 5.00% , 07/01/27 ..... 105 109,571
Series 2020A , RB , 5.00% , 07/01/27 ..... 2,150 2,243,603
Series 2020A , RB , 5.00% , 07/01/28 ..... 4,750 5,063,149
Series 2023A , RB , 5.00% , 07/01/28 ..... 1,535 1,636,197
Series 2025A , RB , 5.00% , 07/01/28 ..... 855 900,507
Series 2023A , RB , 5.00% , 07/01/29 ..... 1,000 1,086,411
Series 2018A , RB , 5.00% , 07/01/29 ..... 1,390 1,457,716
Series 2020A , RB , 5.00% , 07/01/29 ..... 12,860 13,971,240
Series 2025A , RB , 5.00% , 07/01/30 ..... 1,000 1,103,967
Series 2024C , RB , 5.00% , 07/01/30 ..... 3,995 4,410,349
Series 2024E , RB , 5.00% , 07/01/30 ..... 4,000 4,415,868
Series 2025B , RB , 5.00% , 07/01/30 ..... 1,500 1,655,951
Los Angeles Department of Water & Power
Water System
Series 2020B , RB , 4.00% , 07/01/26 ..... 1,235 1,248,806
Series 2016B , RB , 5.00% , 07/01/26 ..... 590 594,054
Series 2020B , RB , 4.00% , 07/01/27 ..... 180 184,573
Series 2016B , RB , 5.00% , 07/01/27 ..... 75 75,530
Series 2022B , RB , 5.00% , 07/01/27 ..... 160 166,907
Series 2016A , RB , 5.00% , 07/01/28 ..... 1,480 1,491,392
Series 2023A , RB , 5.00% , 07/01/28 ..... 9,710 10,350,142

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2025
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series 2018A , RB , 5.00% , 07/01/29 ..... USD 6,030 $ 6,330,726
Series 2023A , RB , 5.00% , 07/01/29 ..... 3,135 3,408,285
Series 2025A , RB , 5.00% , 01/01/30
(a)
.... 6,385 6,882,805
Los Angeles Unified School District
Series 2016A , GO , 5.00% , 07/01/26 ..... 4,000 4,006,172
Series 2020RYQ , GO , 5.00% , 07/01/26 ... 400 409,902
Series 2020A , GO , 5.00% , 07/01/26 ..... 250 256,189
Series 2018B-1 , GO , 5.00% , 07/01/26 .... 105 107,599
Series 2020C , GO , 5.00% , 07/01/26 ..... 2,910 2,982,035
Series 2017A , GO , 5.00% , 07/01/26 ..... 3,880 3,976,047
Series 2019A , GO , 5.00% , 07/01/27 ..... 140 147,720
Series 2020C , GO , 5.00% , 07/01/27 ..... 1,160 1,223,963
Series 2016B , GO , 5.00% , 07/01/27 ..... 1,310 1,338,142
Series 2022QRR , GO , 5.00% , 07/01/27 ... 2,405 2,537,613
Series 2025A , GO , 5.00% , 07/01/27 ..... 10,000 10,551,404
Series 2020A , GO , 5.00% , 07/01/28 ..... 2,135 2,313,485
Series 2025A , GO , 5.00% , 07/01/28 ..... 7,590 8,224,519
Series 2020C , GO , 5.00% , 07/01/28 ..... 920 996,911
Series 2024A , GO , 5.00% , 07/01/28 ..... 8,870 9,611,527
Series 2024A , GO , 5.00% , 07/01/29 ..... 6,820 7,569,689
Series 2025A , GO , 5.00% , 07/01/29 ..... 10,000 11,099,251
Series 2016B , GO , 5.00% , 07/01/30 ..... 10,865 11,079,072
Marin Community College District, Series A, GO,
5.00%, 08/01/41 ................. 7,500 7,695,949
Metropolitan Water District of Southern California
Series 2022A , RB , 5.00% , 10/01/25 ..... 1,445 1,448,344
Series 2022B , RB , 3.00% , 07/01/26 ..... 3,000 3,013,991
Series 2019A , RB , 5.00% , 07/01/26 ..... 1,180 1,209,309
Series 2022B , RB , 3.00% , 07/01/27 ..... 250 253,031
Series 2022A , RB , 5.00% , 10/01/27 ..... 1,075 1,142,457
Series 2022B , RB , 3.00% , 07/01/28 ..... 3,000 3,051,825
Municipal Improvement Corp. of Los Angeles
Series 2016B , RB , 5.00% , 11/01/26 ..... 1,000 1,032,547
Series 2016B , RB , 5.00% , 11/01/29 ..... 1,500 1,543,289
North Orange County Community College
District, Series 2003B, GO, 0.00%, 08/01/27
(NPFGC)
(b)
.................... 3,000 2,878,868
Northern California Transmission Agency, Series
2016A, RB, 5.00%, 05/01/29 ......... 1,775 1,804,821
Oakland Unified School District
Series 2016 , GO , 5.00% , 08/01/26 ...... 2,125 2,171,736
Series 2016 , GO , 5.00% , 08/01/28 ...... 1,785 1,824,676
Orange County Sanitation District, Series 2017A,
RB, 5.00%, 02/01/27 .............. 3,225 3,355,996
Poway Unified School District, Series A, GO,
0.00%, 08/01/27
(b)
................ 5,000 4,778,223
Rancho Santiago Community College District
(b)
Series C , GO , 0.00% , 09/01/27 ........ 2,715 2,588,713
Series C , GO , 0.00% , 09/01/29 ( AG ) ..... 2,800 2,528,493
Riverside County Transportation
Commission Sales Tax, Series 2017B, RB,
5.00%, 06/01/30 ................. 5,310 5,638,301
Sacramento City Unified School District, Series
2007, GO, 0.00%, 07/01/28
(b)
......... 1,725 1,612,437
Sacramento Municipal Utility District
Series 2022J , RB , 5.00% , 08/15/26 ..... 650 668,285
Series 2022J , RB , 5.00% , 08/15/27 ..... 1,310 1,386,106
San Diego Association of Governments
South Bay Expressway, Series 2017A, RB,
5.00%, 07/01/29 ................. 1,660 1,744,238
San Diego Community College District
Series 2016 , GO , 4.00% , 08/01/32 ...... 6,860 6,977,477
Series 2016 , GO , 4.00% , 08/01/41 ...... 13,060 13,283,652
Series 2016 , GO , 5.00% , 08/01/41 ...... 13,000 13,339,645
Security
Par (000)
Par (000) Value
California (continued)
San Diego County Regional Transportation
Commission, Series 2023A, RB,
5.00%, 04/01/28 ................. USD 555 $ 597,356
San Diego Unified School District
Series C-2 , GO , 5.50% , 07/01/26 ....... 1,250 1,286,168
Series 2009-1 , GO , 0.00% , 07/01/28
(b)
... 1,235 1,149,247
San Francisco Bay Area Rapid Transit District,
Series 2015D, GO, 5.00%, 08/01/29 ..... 345 345,166
San Francisco City & County Public Utilities
Commission Wastewater
Series 2016A , RB , 5.00% , 10/01/26 ..... 4,865 4,875,914
Series 2022B , RB , 5.00% , 10/01/26 ..... 3,000 3,097,486
Series 2022B , RB , 5.00% , 10/01/27 ..... 3,850 4,091,494
Series 2023A , RB , 5.00% , 10/01/27 ..... 3,000 3,188,177
Series 2023C , RB , VRDN 4.00% , 10/01/29
(c)
6,625 7,002,294
San Francisco Community College District
Series 2025 , GO , 5.00% , 06/15/26 ...... 11,125 11,358,001
Series 2025 , GO , 5.00% , 06/15/28
(a)
..... 7,160 7,690,846
Series 2025 , GO , 5.00% , 06/15/29 ...... 6,075 6,672,915
San Francisco Unified School District, Series A,
GO, 5.00%, 06/15/27 .............. 5,500 5,766,055
San Jose Unified School District, Series C, GO,
0.00%, 08/01/27 (NPFGC)
(b)
.......... 5,000 4,794,482
San Juan Unified School District, Series 2001,
GO, 0.00%, 08/01/26
(b)
............. 11,215 10,983,928
San Mateo County Community College District
(b)
Series 2006B , GO , 0.00% , 09/01/27
( NPFGC ) ..................... 1,000 957,637
Series 2006B , GO , 0.00% , 09/01/29
( NPFGC ) ..................... 800 728,730
Santa Clara Valley Water District Safe Clean
Water, Series 2022B, COP, 5.00%, 12/01/26 1,200 1,239,816
Santa Monica Community College District
(b)
Series 2009C , GO , 0.00% , 08/01/26 ..... 10,525 10,308,145
Series 2010E , GO , 0.00% , 08/01/26 ..... 500 489,698
Series 2009C , GO , 0.00% , 08/01/28 ..... 1,000 933,027
Simi Valley Unified School District, Series 2017,
GO, 5.00%, 08/01/26 .............. 1,635 1,675,152
Southern California Public Power Authority
Series 2020-3 , RB , VRDN ( Bank of America
NA SBPA ), 3.80% , 09/03/25
(c)
....... 2,800 2,800,000
Series 2025B , RB , VRDN 3.70% , 07/01/27
(c)
2,500 2,513,386
Series 2023-1 , RB , 5.00% , 07/01/27 ..... 200 208,451
Series 2019-1 , RB , 5.00% , 07/01/29 ..... 3,045 3,310,439
Series 2025-2 , RB , VRDN
5.00% , 07/01/29
(a) (c)
.............. 2,500 2,659,170
Series 2023-1 , RB , 5.00% , 07/01/30 ..... 1,195 1,319,241
Series 2024A , RB , 5.00% , 07/01/30 ..... 4,645 5,127,927
Southwestern Community College District
(b)
Series 2004 , GO , 0.00% , 08/01/27 ( NPFGC ) 1,795 1,713,745
Series 2004 , GO , 0.00% , 08/01/29 ( NPFGC ) 4,430 4,004,226
State of California
GO , 5.00% , 09/01/25 ............... 1,305 1,305,000
Series B , GO , 5.00% , 09/01/25 ........ 240 240,000
GO , 5.00% , 10/01/25 ............... 35,885 35,965,045
GO , 5.00% , 11/01/25 ............... 14,330 14,394,995
Series 2017 , GO , 5.00% , 11/01/25 ...... 3,500 3,515,875
GO , 5.00% , 12/01/25 ............... 9,715 9,781,911
GO , 3.00% , 03/01/26 ............... 800 802,822
GO , 5.00% , 04/01/26 ............... 15,705 15,964,257
GO , 3.88% , 08/01/26 ............... 5,000 5,073,490
GO , 4.00% , 08/01/26 ............... 285 289,899
Series C , GO , 5.00% , 08/01/26 ........ 160 164,191
Series 2016 , GO , 5.00% , 08/01/26 ...... 355 364,298
GO , 5.00% , 08/01/26 ............... 9,775 10,018,419

Schedule of Investments
(unaudited) (continued)
August 31, 2025
iShares
®
Short-Term National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
GO , 4.00% , 09/01/26 ............... USD 240 $ 244,522
Series C , GO , 5.00% , 09/01/26 ........ 285 285,552
GO , 5.00% , 09/01/26 ............... 11,685 12,019,913
GO , 4.00% , 10/01/26 ............... 9,185 9,372,650
GO , 5.00% , 10/01/26 ............... 1,985 2,046,649
GO , 4.00% , 11/01/26 ............... 9,755 9,969,863
GO , 5.00% , 11/01/26 ............... 3,395 3,508,601
Series 2017 , GO , 5.00% , 11/01/26 ...... 2,885 2,981,536
GO , 5.00% , 12/01/26 ............... 4,660 4,827,179
GO , 5.00% , 04/01/27 ............... 13,870 14,502,312
Series C , GO , 5.00% , 08/01/27 ........ 175 184,649
GO , 5.00% , 08/01/27 ............... 10,100 10,584,366
Series 2016 , GO , 5.00% , 08/01/27 ...... 7,505 7,702,463
GO , 4.00% , 09/01/27 ............... 5,580 5,785,846
GO , 5.00% , 09/01/27 ............... 3,530 3,661,699
Series C , GO , 5.00% , 09/01/27 ........ 215 215,403
GO , 4.00% , 10/01/27 ............... 1,225 1,271,999
GO , 5.00% , 10/01/27 ............... 2,465 2,600,561
GO , 5.00% , 11/01/27 ............... 33,920 35,999,988
GO , 5.00% , 04/01/28 ............... 14,695 15,752,490
Series B , GO , 5.00% , 08/01/28 ........ 4,700 4,948,356
GO , 5.00% , 08/01/28 ............... 8,365 8,658,118
GO , 5.00% , 09/01/28 ............... 1,085 1,114,089
Series C , GO , 5.00% , 09/01/28 ........ 1,470 1,472,731
GO , 5.00% , 10/01/28 ............... 15,810 17,156,506
Series 2017 , GO , 5.00% , 11/01/28 ...... 4,425 4,687,502
GO , 5.00% , 11/01/28 ............... 21,170 23,016,354
GO , 5.00% , 12/01/28 ............... 6,505 7,085,621
GO , 5.00% , 03/01/29 ............... 5,915 6,476,908
GO , 5.00% , 04/01/29 ............... 25,120 27,555,781
GO , 5.00% , 08/01/29 ............... 33,575 37,093,015
GO , 5.00% , 09/01/29 ............... 10,495 10,771,129
GO , 5.00% , 10/01/29 ............... 12,405 12,688,038
GO , 4.00% , 11/01/29 ............... 1,400 1,495,799
GO , 5.00% , 03/01/30 ............... 2,250 2,508,152
GO , 5.00% , 04/01/30 ............... 1,000 1,116,248
GO , 5.00% , 08/01/30 ............... 9,805 10,292,840
Series 2016 , GO , 5.00% , 08/01/30 ...... 115 117,764
GO , 5.00% , 10/01/30 ............... 1,170 1,318,940
State of California Department of Water
Resources
Series 2016 , RB , 5.00% , 12/01/25 ...... 55 55,397
Series AS , RB , 5.00% , 12/01/25 ........ 350 351,303
Series AX , RB , 5.00% , 12/01/25 ........ 3,115 3,137,470
Series BA , RB , 5.00% , 12/01/25 ........ 1,645 1,656,866
Series BB , RB , 5.00% , 12/01/25 ........ 225 226,623
Series AX , RB , 5.00% , 12/01/26 ........ 70 72,635
Series BA , RB , 5.00% , 12/01/26 ........ 40 41,506
Series BB , RB , 5.00% , 12/01/26 ........ 295 306,103
Ukiah Unified School District, Series 2006, GO,
0.00%, 08/01/29 (NPFGC)
(b)
.......... 5,145 4,627,213
University of California
Series 2017AV , RB , 5.00% , 05/15/26 .... 205 209,229
Series 2017AY , RB , 5.00% , 05/15/26 .... 830 847,122
Series 2017AY , RB , 5.00% , 05/15/27 .... 930 977,144
Series 2025BZ , RB , 5.00% , 05/15/27
(a)
... 17,500 18,387,126
Series 2023BN , RB , 5.00% , 05/15/27 .... 10,025 10,533,196
Series 2023BN , RB , 5.00% , 05/15/28 .... 5,015 5,415,961
Series 2024BS , RB , 5.00% , 05/15/28 .... 3,000 3,239,857
Series 2016K , RB , 5.00% , 05/15/29 ..... 2,895 2,945,244
Series 2025BZ , RB , 5.00% , 05/15/29
(a)
... 17,850 19,767,916
Series 2025CB , RB , 5.00% , 05/15/29
(a)
... 2,000 2,214,893
Series 2023BQ , RB , 5.00% , 05/15/29 .... 9,050 10,022,389
Series 2024BS , RB , 5.00% , 05/15/29 .... 10,000 11,074,463
Series 2024BX , RB , 5.00% , 05/15/29 .... 4,700 5,204,998
Security
Par (000)
Par (000) Value
California (continued)
Series 2016AR , RB , 5.00% , 05/15/30 .... USD 2,910 $ 2,959,480
Series 2017AY , RB , 5.00% , 05/15/30 .... 4,735 4,954,934
Series 2017M , RB , 5.00% , 05/15/30 ..... 2,930 3,065,090
Series 2025CC , RB , 5.00% , 05/15/30
(a)
... 3,850 4,348,529
Upland Unified School District, Series 2008A,
GO, 0.00%, 08/01/30
(b)
............. 675 590,587
West Contra Costa Unified School District,
Series 2025B, GO, 6.00%, 08/01/27 ..... 5,050 5,390,454
1,234,404,615
Colorado — 1.6%
Adams & Arapahoe Counties Joint School
District 28J Aurora, Series 2025, GO,
5.50%, 12/01/26 (SAW)
(a)
........... 1,250 1,299,376
Arapahoe County School District No. 5 Cherry
Creek, Series 2024, GO, 5.00%, 12/15/25
(SAW) ....................... 3,500 3,526,990
Board of Governors of Colorado State University
System, Series 2025B, RB, VRDN (Bank of
America NA SBPA), 2.83%, 09/10/25
(c)
... 10,000 10,000,000
Board of Water Commissioners City & County
of Denver (The), Series 2024A, RB,
5.00%, 09/15/25 ................. 1,195 1,196,097
Boulder Larimer & Weld Counties St. Vrain
Valley School District Re1J
Series 2024 , GO , 5.00% , 12/15/27 ( SAW ) . 5,170 5,488,574
Series 2024 , GO , 5.00% , 12/15/28 ( SAW ) . 3,665 3,983,158
Series 2024 , GO , 5.00% , 12/15/29 ( SAW ) . 3,000 3,325,374
City & County of Denver
Series 2019A , GO , 5.00% , 08/01/26 ..... 1,500 1,536,836
Series 2020B , GO , 5.00% , 08/01/26 ..... 14,055 14,400,156
Series 2020B , GO , 5.00% , 08/01/27 ..... 7,980 8,386,437
Series 2022A , GO , 5.00% , 08/01/27 ..... 10 10,509
City & County of Denver Airport System
Series 2022C , RB , 5.00% , 11/15/25 ..... 1,125 1,130,551
Series 2019C , RB , 5.00% , 11/15/27 ..... 3,505 3,703,692
Series 2023A , RB , 5.00% , 11/15/28 ..... 2,950 3,188,432
City of Aurora, Series 2016, RB,
5.00%, 08/01/41 ................. 9,460 9,682,844
City of Colorado Springs Utilities System
Series 2020A , RB , 5.00% , 11/15/25 ..... 905 909,726
Series 2020B , RB , 5.00% , 11/15/25 ..... 1,010 1,015,275
Series 2020B , RB , 5.00% , 11/15/26 ..... 550 567,772
Series 2024B , RB , 5.00% , 11/15/26 ..... 1,805 1,863,324
Series 2020B , RB , 5.00% , 11/15/28 ..... 1,000 1,083,563
Series 2022A , RB , 5.00% , 11/15/28 ..... 1,000 1,083,563
Series 2025A , RB , 5.00% , 11/15/32
(a)
.... 1,500 1,708,566
Colorado State Education Loan Program, Series
2025A, RB, 5.00%, 06/30/26 ......... 20,000 20,414,840
Denver City & County School District No. 1
Series 2016 , GO , 5.00% , 12/01/25 ( SAW ) . 335 337,099
Series 2021B , GO , 4.00% , 12/01/26 ( SAW ) 9,460 9,655,543
Series 2025A , GO , 5.00% , 12/01/26 ( SAW ) 2,150 2,220,710
Series 2016 , GO , 4.00% , 12/01/27 ( SAW ) . 6,090 6,111,397
Series 2025B , GO , 5.00% , 12/01/27 ( SAW ) 1,250 1,324,342
E-470 Public Highway Authority
(b)
Series B , RB , 0.00% , 09/01/26 ( NPFGC ) .. 4,540 4,424,152
Series 2004A , RB , 0.00% , 09/01/28 ( NPFGC ) 4,500 4,165,907
Series 2000B , RB , 0.00% , 09/01/29 ( NPFGC ) 11,000 9,887,921
Series 2000B , RB , 0.00% , 09/01/30 ( NPFGC ) 2,000 1,735,351
Metro Water Recovery
Series 2025A , RB , 5.00% , 04/01/26 ..... 1,850 1,878,188
Series 2025A , RB , 5.00% , 04/01/27 ..... 1,765 1,839,620
Series 2025A , RB , 5.00% , 04/01/28
(a)
.... 2,120 2,264,159
Series 2025A , RB , 5.00% , 04/01/29
(a)
.... 3,800 4,147,573

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2025
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Colorado (continued)
Regional Transportation District Sales Tax
Series 2023A , RB , 5.00% , 11/01/27 ..... USD 5,000 $ 5,286,705
Series 2021B , RB , 5.00% , 11/01/28 ..... 500 541,176
State of Colorado, Series 2020A, COP,
5.00%, 12/15/28 ................. 275 297,510
University of Colorado
Series 2021C-3A , RB , VRDN
2.00% , 10/15/25
(c)
............... 250 249,623
Series 2021C-3B , RB , VRDN
2.00% , 10/15/26
(c)
............... 250 246,823
Series 2025B , RB , 5.00% , 06/01/29 ..... 2,450 2,680,460
Series 2016A , RB , 5.00% , 06/01/47 ..... 4,195 4,275,260
163,075,174
Connecticut — 2.5%
Connecticut State Health & Educational Facilities
Authority
(c)
Series 2013A , RB , VRDN 3.50% , 09/03/25 27,435 27,435,000
Series 2017C-2 , RB , VRDN 2.80% , 02/03/26 11,345 11,351,226
Series A-2 , RB , VRDN 2.00% , 07/01/26 ... 2,700 2,684,826
Series 2017C-1 , RB , VRDN 5.00% , 02/01/28 3,035 3,219,038
Series 2025B-1 , RB , VRDN 5.00% , 07/01/30 19,700 21,839,124
State of Connecticut
Series 2018F , GO , 5.00% , 09/15/25 ..... 2,140 2,141,893
Series H , GO , 5.00% , 11/15/25 ........ 30 30,151
Series F , GO , 5.00% , 11/15/25 ......... 565 567,845
Series 2022A , GO , 4.00% , 01/15/26 ..... 1,815 1,825,278
Series 2021A , GO , 4.00% , 01/15/26 ..... 2,285 2,297,940
Series 2024A , GO , 5.00% , 01/15/26 ..... 9,380 9,467,354
Series 2020A , GO , 5.00% , 01/15/26 ..... 1,300 1,312,107
Series 2019B , GO , 5.00% , 02/15/26 ..... 3,075 3,110,355
Series B , GO , 5.00% , 04/15/26 ........ 45 45,713
Series 2018C , GO , 5.00% , 06/15/26 ..... 1,055 1,076,340
Series 2022D , GO , 5.00% , 09/15/26 ..... 845 867,713
Series E , GO , 5.00% , 10/15/26 ........ 1,525 1,569,288
Series 2024H , GO , 5.00% , 11/15/26 ..... 9,060 9,342,815
Series 2021A , GO , 4.00% , 01/15/27 ..... 4,575 4,676,563
Series 2022A , GO , 4.00% , 01/15/27 ..... 4,595 4,697,007
Series 2019A , GO , 5.00% , 04/15/27 ..... 105 109,428
Series B , GO , 5.00% , 04/15/27 ........ 75 78,163
Series 2016B , GO , 5.00% , 05/15/27 ..... 1,605 1,633,110
Series 2021B , GO , 4.00% , 06/01/27 ..... 8,665 8,912,082
Series 2022C , GO , 5.00% , 06/15/27 ..... 1,115 1,166,918
Series 2021D , GO , 5.00% , 07/15/27 ..... 320 335,607
Series 2022D , GO , 5.00% , 09/15/27 ..... 1,365 1,437,551
Series F , GO , 5.00% , 11/15/27 ......... 8,825 8,869,929
Series 2022A , GO , 4.00% , 01/15/28 ..... 1,905 1,976,864
Series 2018B , GO , 5.00% , 04/15/28 ..... 1,490 1,591,856
Series 2019A , GO , 5.00% , 04/15/28 ..... 2,705 2,889,913
Series 2023B , GO , 5.00% , 08/01/28 ..... 3,340 3,592,908
Series 2022D , GO , 5.00% , 09/15/28 ..... 1,195 1,289,030
Series 2024F , GO , 5.00% , 11/15/28 ..... 4,000 4,329,939
Series 2022E , GO , 5.00% , 11/15/28 ..... 1,670 1,807,750
Series 2024A , GO , 5.00% , 01/15/29 ..... 5,000 5,431,332
Series 2024C , GO , 5.00% , 03/01/29 ..... 3,500 3,812,039
Series 2024E , GO , 5.00% , 09/01/29 ..... 1,865 2,051,562
Series 2025B , GO , 5.00% , 12/01/29 ..... 2,430 2,684,188
Series 2021A , GO , 4.00% , 01/15/30 ..... 400 424,855
Series 2022A , GO , 4.00% , 01/15/30 ..... 4,160 4,418,494
Series 2025A , GO , 5.00% , 03/15/30 ..... 500 554,401
Series 2024E , GO , 5.00% , 09/01/30 ..... 2,325 2,595,420
Series 2025B , GO , 5.00% , 12/01/30 ..... 500 559,678
State of Connecticut Clean Water Fund
- State Revolving Fund, Series B, RB,
5.00%, 06/01/26 ................. 480 489,610
Security
Par (000)
Par (000) Value
Connecticut (continued)
State of Connecticut Special Tax
Series A , RB , 5.00% , 09/01/25 ......... USD 2,970 $ 2,970,000
Series 2018B , RB , 5.00% , 10/01/25 ..... 540 541,072
Series 2018A , RB , 5.00% , 01/01/26 ..... 325 327,807
Series 2021C , RB , 5.00% , 01/01/26 ..... 1,750 1,765,115
Series 2020A , RB , 5.00% , 05/01/26 ..... 2,105 2,142,189
Series 2021A , RB , 5.00% , 05/01/26 ..... 310 315,477
Series 2024B , RB , 5.00% , 07/01/26 ..... 6,665 6,813,232
Series A , RB , 5.00% , 08/01/26 ......... 1,270 1,272,211
Series A , RB , 5.00% , 09/01/26 ......... 125 128,359
Series 2018B , RB , 5.00% , 10/01/26 ..... 145 149,222
Series 2018C , RB , 5.00% , 10/01/26 ..... 10,100 10,394,055
Series 2021D , RB , 5.00% , 11/01/26 ..... 2,010 2,073,048
Series 2018A , RB , 5.00% , 01/01/27 ..... 2,085 2,159,860
Series 2020A , RB , 5.00% , 05/01/27 ..... 145 151,405
Series 2021A , RB , 5.00% , 05/01/27 ..... 270 281,927
Series 2022B , RB , 5.00% , 07/01/27 ..... 1,780 1,865,957
Series B , RB , 5.00% , 08/01/27 ......... 20 20,034
Series A , RB , 5.00% , 09/01/27 ......... 255 261,592
Series 2023B , RB , 5.00% , 07/01/28 ..... 3,125 3,355,108
Series A , RB , 5.00% , 08/01/28 ......... 1,775 1,778,327
Series A , RB , 5.00% , 09/01/28 ......... 1,110 1,138,392
Series B , RB , 5.00% , 09/01/28 ......... 1,045 1,071,729
Series 2018A , RB , 5.00% , 01/01/29 ..... 9,380 9,923,394
Series 2024A-1 , RB , 5.00% , 07/01/29 .... 2,500 2,741,088
Series 2024B , RB , 5.00% , 07/01/29 ..... 4,905 5,378,014
Series A , RB , 5.00% , 08/01/29 ......... 2,340 2,344,278
Series 2018B , RB , 5.00% , 10/01/29 ..... 1,250 1,342,655
Series A , RB , 5.00% , 09/01/30 ......... 1,965 2,010,167
Series 2018B , RB , 5.00% , 10/01/30 ..... 3,375 3,612,446
University of Connecticut
Series 2022A , RB , 5.00% , 05/01/26 ( SAP ) . 1,075 1,093,282
Series 2015A , RB , 5.00% , 02/15/27 ..... 8,000 8,015,349
Series 2016A , RB , 5.00% , 03/15/29 ( SAP ) . 3,010 3,045,062
Series 2022A , RB , 5.00% , 05/01/29 ( SAP ) . 860 938,711
254,020,767
Delaware — 0.7%
County of New Castle
Series 2015 , GO , 5.00% , 10/01/27 ...... 10,235 10,255,915
Series 2015 , GO , 5.00% , 10/01/33 ...... 5,000 5,010,217
Series 2015 , GO , 5.00% , 10/01/35 ...... 3,000 3,006,130
Delaware Transportation Authority
Series 2020 , RB , 5.00% , 07/01/26 ...... 2,495 2,550,906
Series 2020 , RB , 5.00% , 09/01/26 ...... 195 200,279
Series 2016 , RB , 3.00% , 07/01/28 ...... 1,160 1,163,035
Series 2020 , RB , 5.00% , 09/01/28 ...... 4,815 5,185,595
State of Delaware
Series 2017A , GO , 5.00% , 01/01/26 ..... 4,355 4,394,651
Series 2020A , GO , 5.00% , 01/01/26 ..... 6,460 6,518,816
Series 2021 , GO , 5.00% , 02/01/26 ...... 5,015 5,071,483
Series 2022 , GO , 5.00% , 03/01/26 ...... 40 40,535
Series 2017A , GO , 5.00% , 01/01/27 ..... 1,625 1,684,214
Series 2020A , GO , 5.00% , 01/01/27 ..... 5,530 5,731,508
Series 2018A , GO , 5.00% , 02/01/27 ..... 3,025 3,140,088
Series 2019 , GO , 5.00% , 02/01/27 ...... 3,625 3,762,916
Series 2021 , GO , 5.00% , 02/01/27 ...... 2,605 2,704,849
Series 2016D , GO , 5.00% , 07/01/27 ..... 1,200 1,225,771
Series 2017A , GO , 5.00% , 01/01/28 ..... 1,985 2,110,530
Series 2019 , GO , 5.00% , 02/01/28 ...... 1,500 1,598,152
Series 2019 , GO , 5.00% , 02/01/29 ...... 2,010 2,191,798
67,547,388

Schedule of Investments
(unaudited) (continued)
August 31, 2025
iShares
®
Short-Term National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
District of Columbia — 1.7%
District of Columbia
Series 2019A , GO , 5.00% , 10/15/25 ..... USD 9,195 $ 9,223,131
Series 2020 , RB , 5.00% , 12/01/25 ...... 1,000 1,006,155
Series 2021D , GO , 4.00% , 02/01/26 ..... 4,270 4,298,960
Series 2021E , GO , 5.00% , 02/01/26 ..... 125 126,359
Series 2017 , RB , 5.00% , 04/01/26 ...... 195 197,552
Series 2015B , GO , 5.00% , 06/01/26 ..... 1,180 1,182,196
Series D , GO , 5.00% , 06/01/26 ........ 20 20,398
Series 2018B , GO , 5.00% , 06/01/26 ..... 465 474,262
Series 2017D , GO , 5.00% , 06/01/26 ..... 155 158,087
Series 2020 , RB , 5.00% , 12/01/26 ...... 2,880 2,973,118
Series 2021D , GO , 4.00% , 02/01/27 ..... 160 163,730
Series 2021E , GO , 5.00% , 02/01/27 ..... 7,885 8,177,869
Series 2018B , GO , 5.00% , 06/01/27 ..... 3,715 3,885,877
Series 2019A , GO , 5.00% , 10/15/27 ..... 3,005 3,172,537
Series 2024C , GO , 5.00% , 12/01/27 ..... 2,500 2,647,486
Series 2023A , GO , 5.00% , 01/01/28 ..... 2,355 2,498,956
Series 2021D , GO , 5.00% , 02/01/28 ..... 1,225 1,302,479
Series 2023B , GO , 5.00% , 06/01/28 ..... 5,250 5,625,975
Series 2020 , RB , 5.00% , 12/01/28 ...... 1,000 1,078,690
Series 2024C , GO , 5.00% , 12/01/29 ..... 10,250 11,323,197
Series 2017D , GO , 5.00% , 06/01/30 ..... 2,465 2,563,819
Series 2017A , GO , 5.00% , 06/01/30 ..... 1,000 1,040,090
District of Columbia Income Tax
Series 2019C , RB , 5.00% , 10/01/25 ..... 5,745 5,755,723
Series 2020B , RB , 5.00% , 10/01/25 ..... 195 195,364
Series 2020A , RB , 5.00% , 03/01/26 ..... 150 151,972
Series 2019C , RB , 5.00% , 10/01/26 ..... 13,195 13,568,632
Series 2020B , RB , 5.00% , 10/01/26 ..... 17,460 17,954,401
Series 2020A , RB , 5.00% , 03/01/27 ..... 2,460 2,556,864
Series 2019C , RB , 5.00% , 10/01/27 ..... 1,005 1,060,252
Series 2022C , RB , 5.00% , 12/01/27 ..... 10,435 11,050,606
Series 2020B , RB , 5.00% , 10/01/28 ..... 15,490 16,725,761
District of Columbia Water & Sewer Authority
Series 2024B, Sub-Series B-1 , RB , VRDN
( TD Bank NA SBPA ), 3.90% , 09/03/25
(c)
5,675 5,675,000
Series B , RB , 5.00% , 10/01/25 ......... 195 195,399
Series 2025B , RB , 5.00% , 10/01/26
(a)
.... 1,350 1,389,105
Series 2022E , RB , VRDN 3.00% , 10/01/27
(c)
8,100 7,999,554
Series 2024A , RB , 5.00% , 10/01/28 ..... 5,000 5,394,245
Series 2024A , RB , 5.00% , 10/01/30 ..... 1,500 1,675,434
Metropolitan Washington Airports Authority
Aviation, Series 2010D, RB, VRDN (TD Bank
NA LOC), 2.78%, 09/10/25
(c)
.......... 6,750 6,750,000
Washington Metropolitan Area Transit Authority
Series 2021A , RB , 5.00% , 07/15/26 ..... 680 695,500
Series 2021A , RB , 5.00% , 07/15/27 ..... 5,735 6,008,258
Series 2023A , RB , 5.00% , 07/15/27 ..... 1,000 1,047,648
Series 2018 , RB , 5.00% , 07/01/28 ...... 1,060 1,107,840
Series 2021A , RB , 5.00% , 07/15/28 ..... 1,000 1,071,505
171,169,986
Florida — 2.9%
Central Florida Expressway Authority
Series 2019B , RB , 5.00% , 07/01/26 ..... 1,320 1,347,668
Series 2021 , RB , 5.00% , 07/01/26 ...... 5,185 5,298,863
Series 2024B , RB , 5.00% , 07/01/29 ..... 4,155 4,548,620
City of Gainesville Utilities System, Series
2017A, RB, 5.00%, 10/01/25 ......... 1,620 1,623,223
City of Jacksonville
Series 2019B , RB , 5.00% , 10/01/28 ..... 4,785 4,907,869
Series 2024 , RB , 5.00% , 10/01/28 ...... 1,160 1,253,386
Series 2024 , RB , 5.00% , 10/01/29 ...... 1,600 1,761,580
Series 2025 , RB , 5.00% , 10/01/30
(a)
..... 5,000 5,585,653
Security
Par (000)
Par (000) Value
Florida (continued)
City of Port St. Lucie Utility System, Series 2016,
RB, 5.00%, 09/01/28 .............. USD 3,160 $ 3,238,756
City of Tallahassee
(a)
Series 2025 , RB , 5.00% , 10/01/27 ...... 910 959,717
Series 2025 , RB , 5.00% , 10/01/29 ...... 1,500 1,655,170
County of Miami-Dade
Series 2024B , RB , 5.00% , 10/01/25 ..... 2,040 2,044,218
Series B , RB , 5.00% , 10/01/26 ......... 5,105 5,114,815
Series A , RB , 5.00% , 10/01/27 ......... 300 307,579
Series 2016A , GO , 5.00% , 07/01/29 ..... 10,905 11,946,455
Series 2016 , RB , 5.00% , 10/01/29 ...... 1,000 1,024,700
Series 2025A , GO , 5.00% , 07/01/30 ..... 5,000 5,567,237
Series A , RB , 5.00% , 10/01/30 ......... 6,795 6,952,452
County of Miami-Dade Transit System, Series
2025, RB, 5.00%, 07/01/30
(a)
......... 7,345 8,150,010
County of Miami-Dade Water & Sewer System
Series 2015 , RB , 5.00% , 10/01/25 ...... 1,005 1,007,025
Series 2015 , RB , 5.00% , 10/01/26 ...... 1,285 1,287,572
County of Orange Water Utility System, Series
2020, RB, 5.00%, 10/01/27 .......... 225 237,575
County of Seminole
Series 2025A , RB , 5.00% , 10/01/26 ..... 900 925,582
Series 2025A , RB , 5.00% , 10/01/27
(a)
.... 785 826,740
Series 2025A , RB , 5.00% , 10/01/30 ..... 850 947,415
Florida Department of Environmental Protection,
Series 2015A, RB, 5.00%, 07/01/26 ..... 340 340,629
Florida Department of Management Services,
Series 2018A, COP, 5.00%, 11/01/28 .... 400 432,461
Florida Insurance Assistance Interlocal Agency,
Inc.
Series 2023A-1 , RB , 5.00% , 09/01/25 .... 5,025 5,025,000
Series 2023A-1 , RB , 5.00% , 09/01/26 .... 2,600 2,630,630
Series 2023A-1 , RB , 5.00% , 09/01/27 .... 1,000 1,023,422
Series 2023A-1 , RB , 5.00% , 09/01/28 .... 3,970 4,061,089
Florida Municipal Power Agency
Series 2017A , RB , 5.00% , 10/01/25 ..... 4,260 4,268,595
Series 2015B , RB , 5.00% , 10/01/27 ..... 1,370 1,372,642
Series 2016A , RB , 5.00% , 10/01/27 ..... 500 513,271
Series 2025A , RB , 5.00% , 10/01/28
(a)
.... 1,000 1,074,941
Series 2025A , RB , 5.00% , 10/01/29
(a)
.... 1,200 1,315,796
Series 2025A , RB , 5.00% , 10/01/30
(a)
.... 4,650 5,161,857
Hillsborough County School Board
COP , 5.00% , 07/01/28 .............. 8,720 9,122,096
Series 2018 , COP , 5.00% , 07/01/30 ..... 1,000 1,067,437
JEA Electric System
Series 2017B , RB , 5.00% , 10/01/26 ..... 3,920 4,027,602
Series 2024A-3 , RB , 5.00% , 10/01/28 .... 2,000 2,152,349
Series 2017B , RB , 5.00% , 10/01/29 ..... 3,000 3,151,692
Series 2024A-3 , RB , 5.00% , 10/01/29 .... 5,000 5,482,485
JEA Water & Sewer System
Series 2008B-1 , RB , VRDN ( Bank of America
NA SBPA ), 2.81% , 09/10/25
(c)
....... 5,385 5,385,000
Series 2017A , RB , 5.00% , 10/01/29 ..... 195 204,458
Miami Beach Redevelopment Agency, Series
2025, 5.00%, 02/01/27 ............. 1,100 1,137,778
Miami-Dade County Educational Facilities
Authority, Series 2024A, RB, 5.00%, 04/01/30 1,045 1,146,028
Orlando Utilities Commission
Series 2020A , RB , 5.00% , 10/01/26 ..... 10,610 10,908,135
Series 2021B , RB , VRDN 1.25% , 10/01/28
(c)
1,275 1,145,549
Series 2025B , RB , 5.00% , 10/01/29 ..... 1,500 1,652,095
Palm Beach County School District
Series 2022B , COP , 5.00% , 08/01/26 .... 115 117,809
Series 2025A , COP , 5.00% , 08/01/29 .... 1,250 1,368,673
Series 2025A , COP , 5.00% , 08/01/30 .... 3,000 3,334,090

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2025
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Florida (continued)
Pasco County School Board
Series 2024 , RB , 5.00% , 10/01/26 ...... USD 5,000 $ 5,135,084
Series 2024 , RB , 5.00% , 10/01/29 ...... 5,000 5,472,315
Sarasota County School Board, Series 2023A,
COP, 5.00%, 07/01/28 ............. 1,350 1,445,407
School Board of Miami-Dade County (The)
Series 2015D , COP , 5.00% , 02/01/28 .... 4,350 4,391,561
Series 2025A , COP , 5.00% , 05/01/28 .... 5,000 5,308,110
Series 2015D , COP , 5.00% , 02/01/29 .... 6,000 6,055,334
Series 2025A , COP , 5.00% , 05/01/29 .... 5,000 5,410,176
School District of Broward County, Series 2019A,
COP, 5.00%, 07/01/27 ............. 2,100 2,191,258
Seminole County School District Sales Tax
Series 2025 , RB , 5.00% , 10/01/27 ...... 900 946,541
Series 2025 , RB , 5.00% , 10/01/29 ...... 1,035 1,136,562
South Florida Water Management District
COP , 5.00% , 10/01/28 .............. 4,000 4,054,762
COP , 5.00% , 10/01/29 .............. 2,665 2,699,939
State of Florida
Series 2017A , GO , 5.00% , 06/01/26 ( GTD ) 3,765 3,840,377
Series 2020A , GO , 5.00% , 06/01/26 ..... 175 178,504
Series 2016A , GO , 5.00% , 07/01/26 ..... 3,185 3,254,508
Series 2016C , GO , 5.00% , 06/01/27 ..... 525 534,662
Series 2022A , GO , 5.00% , 06/01/27 ..... 10,505 11,003,625
Series 2025A , GO , 5.00% , 06/01/27 ..... 2,455 2,571,528
Series 2021A , GO , 5.00% , 07/01/27 ..... 6,045 6,331,360
Series 2020A , GO , 5.00% , 06/01/28 ..... 1,560 1,673,161
Series 2022B , GO , 5.00% , 06/01/28 ..... 3,985 4,274,068
Series 2025A , GO , 5.00% , 06/01/28 ..... 7,270 7,797,359
Series 2021B , GO , 5.00% , 07/01/28 ..... 875 939,823
Series 2017C , GO , 5.00% , 06/01/29 ..... 6,365 6,632,277
Series 2025A , GO , 5.00% , 06/01/29 ..... 12,080 13,230,203
Series 2022C , GO , 5.00% , 06/01/30 ..... 850 947,702
State of Florida Department of Transportation
Series 2020 , RB , 5.00% , 07/01/29 ...... 5,315 5,818,512
Series 2021A , RB , 5.00% , 07/01/29 ..... 2,060 2,251,200
State of Florida Department of Transportation
Turnpike System
Series 2016B , RB , 2.50% , 07/01/26 ..... 680 678,515
Series 2021C , RB , 5.00% , 07/01/26 ..... 5,630 5,755,213
Series 2020A , RB , 5.00% , 07/01/29 ..... 2,685 2,945,556
Series 2025A , RB , 5.00% , 07/01/30 ..... 9,855 10,987,283
Tampa Bay Water
Series 2025 , RB , 5.00% , 10/01/26
(a)
..... 5,000 5,140,497
Series 2025 , RB , 5.00% , 10/01/30 ...... 1,700 1,906,878
300,083,349
Georgia — 1.8%
City of Atlanta, Series 2022A-1, GO,
5.00%, 12/01/27 ................. 990 1,048,852
City of Atlanta Department of Aviation
Series 2020A , RB , 5.00% , 07/01/26 ..... 1,000 1,021,497
Series 2020A , RB , 5.00% , 07/01/28 ..... 6,500 6,970,931
City of Atlanta Water & Wastewater
Series 2018B , RB , 5.00% , 11/01/25 ..... 1,025 1,029,611
Series 2015 , RB , 5.00% , 11/01/26 ...... 1,120 1,122,261
Series 2004 , RB , 5.75% , 11/01/26 ( AG ) ... 2,305 2,396,129
Series 2015 , RB , 5.00% , 11/01/27 ...... 2,645 2,650,414
Series 2009B , RB , 5.25% , 11/01/27 ..... 2,000 2,064,928
Series 2015 , RB , 5.00% , 11/01/29 ...... 2,430 2,434,802
Series 2018B , RB , 5.00% , 11/01/29 ..... 1,410 1,483,408
Series 2024 , RB , 5.00% , 11/01/29 ( BAM ) .. 2,750 3,030,329
Columbia County School District, Series 2020,
GO, 5.00%, 10/01/26 (SAW) ......... 145 149,122
Security
Par (000)
Par (000) Value
Georgia (continued)
County of DeKalb
Series 2025A , RB , 5.00% , 10/01/27 ..... USD 6,275 $ 6,612,112
Series 2022 , RB , 5.00% , 10/01/28 ...... 4,600 4,962,706
County of Forsyth, Series 2019, GO,
5.00%, 09/01/25 ................. 10,110 10,110,000
Georgia Ports Authority
Series 2021 , RB , 5.00% , 07/01/26 ...... 620 633,324
Series 2022 , RB , 5.00% , 07/01/26 ...... 1,615 1,649,706
Series 2022 , RB , 5.00% , 07/01/27 ...... 2,095 2,196,940
Georgia State Road & Tollway Authority, Series
2020, RB, 5.00%, 06/01/29 .......... 2,630 2,873,150
Gwinnett County School District
Series 2022B , GO , 5.00% , 08/01/26 ..... 4,125 4,229,920
Series 2022B , GO , 5.00% , 08/01/27 ..... 890 936,111
Gwinnett County Water & Sewerage Authority,
Series 2019, RB, 5.00%, 08/01/27 ...... 565 594,272
Henry County School District
Series 2016 , GO , 5.00% , 08/01/26 ( SAW ) . 180 184,331
Series 2016 , GO , 4.00% , 08/01/28 ( SAW ) . 4,395 4,447,127
Metropolitan Atlanta Rapid Transit Authority
Series 2025B , RB , 5.00% , 07/01/26 ..... 1,000 1,022,043
Series 2007A , RB , 5.25% , 07/01/27 ( NPFGC ) 1,470 1,549,480
Series 2025B , RB , 5.00% , 07/01/28 ..... 1,315 1,412,665
Municipal Electric Authority of Georgia
Series 2016A , RB , 5.00% , 01/01/26 ..... 1,000 1,007,807
Series 2024A , RB , 5.00% , 01/01/27 ..... 445 459,320
Series 2016A , RB , 5.00% , 01/01/28 ..... 9,845 10,048,415
Series 2024A , RB , 5.00% , 01/01/28 ..... 445 470,360
Series 2020A , RB , 5.00% , 11/01/28 ..... 500 538,189
Series 2018A , RB , 5.00% , 01/01/29 ..... 3,290 3,478,442
Series 2024A , RB , 5.00% , 01/01/29 ..... 470 505,830
Series 2020A , RB , 5.00% , 11/01/29 ..... 500 546,875
Series 2024A , RB , 5.00% , 01/01/30 ..... 600 653,999
Private Colleges & Universities Authority
Series 2020B , RB , 5.00% , 09/01/25 ..... 16,015 16,015,000
Series 2022A , RB , 5.00% , 09/01/29 ..... 4,590 5,020,739
Series 2025A , RB , 5.00% , 09/01/29
(a)
.... 5,765 6,308,303
State of Georgia
Series 2016E , GO , 5.00% , 12/01/25 ..... 16,290 16,398,570
Series 2016F , GO , 5.00% , 01/01/26 ..... 750 756,728
Series 2017A-1 , GO , 5.00% , 02/01/26 .... 530 535,991
Series 2016F , GO , 5.00% , 07/01/26 ..... 5 5,118
Series 2015A , GO , 5.00% , 02/01/27 ..... 1,000 1,001,916
Series 2022A , GO , 5.00% , 07/01/27 ..... 21,185 22,239,240
Series 2023A , GO , 5.00% , 07/01/27 ..... 17,215 18,071,679
Series 2016F , GO , 5.00% , 01/01/28 ..... 3,805 3,942,928
Series 2021A , GO , 5.00% , 07/01/28 ..... 6,110 6,572,899
Series 2018A , GO , 5.00% , 07/01/29 ..... 2,000 2,148,403
185,542,922
Hawaii — 0.7%
City & County Honolulu Wastewater System,
Series 2019A, RB, 4.00%, 07/01/26 ..... 1,100 1,114,932
City & County of Honolulu
Series 2025E , GO , 5.00% , 01/01/26 ..... 4,090 4,124,519
Series 2021E , GO , 5.00% , 03/01/26 ..... 450 455,792
Series 2023D , GO , 5.00% , 03/01/26 ..... 1,555 1,575,015
Series 2020D , GO , 5.00% , 07/01/26 ..... 1,870 1,910,666
Series 2023D , GO , 5.00% , 03/01/28 ..... 4,280 4,562,060
Series 2019C , GO , 4.00% , 08/01/28 ..... 105 109,716
Series A , GO , 5.00% , 10/01/28 ........ 3,415 3,421,866
Series B , GO , 5.00% , 10/01/28 ........ 5,000 5,010,053
Series 2020B , GO , 5.00% , 03/01/29 ..... 875 952,501
Series 2023D , GO , 5.00% , 03/01/29 ..... 1,170 1,273,630
Series A , GO , 5.00% , 10/01/29 ........ 4,000 4,008,042

Schedule of Investments
(unaudited) (continued)
August 31, 2025
iShares
®
Short-Term National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hawaii (continued)
Series C , GO , 5.00% , 10/01/29 ........ USD 2,280 $ 2,284,584
Series 2025E , GO , 5.00% , 07/01/30
(a)
.... 5,000 5,569,093
State of Hawaii
Series EZ , GO , 5.00% , 10/01/25 ....... 3,605 3,612,392
Series FH , GO , 5.00% , 10/01/25 ....... 280 280,574
Series FN , GO , 5.00% , 10/01/25 ....... 45 45,092
Series 2018FT , GO , 5.00% , 01/01/26 .... 5,475 5,522,106
Series EY , GO , 5.00% , 10/01/26 ........ 715 716,451
Series 2018FT , GO , 5.00% , 01/01/27 .... 2,145 2,221,727
Series 2019FW , GO , 5.00% , 01/01/27 .... 1,175 1,217,030
Series FE , GO , 5.00% , 10/01/27 ....... 4,815 4,941,760
Series 2018FT , GO , 5.00% , 01/01/29 .... 10,100 10,704,802
Series FH , GO , 5.00% , 10/01/29 ....... 1,510 1,547,969
Series 2018FT , GO , 5.00% , 01/01/30 .... 1,680 1,775,317
State of Hawaii Airports System, Series 2018D,
RB, 5.00%, 07/01/29 .............. 1,000 1,094,452
State of Hawaii State Highway Fund, Series B,
RB, 5.00%, 01/01/29 .............. 1,060 1,081,047
University of Hawaii, Series 2020D, RB,
5.00%, 10/01/30 ................. 2,450 2,729,548
73,862,736
Idaho — 0.2%
Idaho Housing & Finance Association
Series 2025A , RB , 5.00% , 08/15/28 ..... 1,750 1,885,428
Series 2023A , RB , 5.00% , 08/15/29 ..... 625 687,504
Series 2025A , RB , 5.00% , 08/15/29 ..... 1,250 1,375,008
Series 2025A , RB , 5.00% , 08/15/30 ..... 2,155 2,408,747
Idaho State Building Authority
Series 2024A , RB , 5.00% , 06/01/27 ..... 3,000 3,139,233
Series 2024A , RB , 5.00% , 06/01/28 ..... 3,000 3,218,256
Series 2024A , RB , 5.00% , 06/01/29 ..... 5,755 6,308,974
Series 2025A , RB , 5.00% , 06/01/29 ..... 4,500 4,933,168
23,956,318
Illinois — 5.0%
Chicago Midway International Airport
Series 2023B , RB , 5.00% , 01/01/28 ( BAM ) 2,770 2,933,237
Series 2023B , RB , 5.00% , 01/01/29 ( BAM ) 3,500 3,784,643
Chicago O'Hare International Airport
Series 2022D , RB , 5.00% , 01/01/26 ..... 3,510 3,537,401
Series 2024D , RB , 5.00% , 01/01/26 ..... 14,715 14,829,874
Series E , RB , 5.00% , 01/01/26 ......... 510 513,981
Series 2024D , RB , 5.00% , 01/01/27 ..... 8,000 8,263,822
Series C , RB , 5.00% , 01/01/28 ......... 1,225 1,234,490
Series 2024D , RB , 5.00% , 01/01/29 ..... 11,000 11,890,926
Series 2024D , RB , 5.00% , 01/01/30 ..... 11,000 12,104,475
Series C , RB , 5.00% , 01/01/30 ......... 5,000 5,036,866
Chicago Transit Authority Capital Grant Receipts
Series 2021 , RB , 5.00% , 06/01/27 ...... 1,250 1,291,389
Series 2021 , RB , 5.00% , 06/01/29 ...... 3,000 3,223,543
Chicago Transit Authority Sales Tax Receipts
Fund, Series 2024A, RB, 5.00%, 12/01/29 . 1,500 1,639,763
City of Chicago
Series 2020A , GO , 5.00% , 01/01/28 ..... 8,500 8,807,398
Series 2020A , GO , 5.00% , 01/01/30 ..... 110 116,299
City of Chicago Waterworks
Series 2004 , RB , 5.00% , 11/01/27 ...... 1,750 1,793,714
Series 2000 , RB , 5.00% , 11/01/28 ...... 3,695 3,786,686
Series 2000 , RB , 5.00% , 11/01/29 ...... 3,020 3,094,029
City of Springfield Electric
Series 2024 , RB , 5.00% , 03/01/28 ( BAM ) . 5,735 6,065,154
Series 2024 , RB , 5.00% , 03/01/29 ( BAM ) . 5,930 6,367,770
County of Cook
Series 2022A , GO , 5.00% , 11/15/25 ..... 1,235 1,241,083
Security
Par (000)
Par (000) Value
Illinois (continued)
Series 2021A , GO , 5.00% , 11/15/27 ..... USD 1,000 $ 1,052,735
Series 2024 , RB , 5.00% , 11/15/27 ...... 750 788,396
Series 2018 , RB , 5.00% , 11/15/28 ...... 2,250 2,368,935
Series 2024 , RB , 5.00% , 11/15/28 ...... 1,000 1,074,149
Series 2016A , GO , 5.00% , 11/15/29 ..... 1,650 1,692,159
Series 2022A , GO , 5.00% , 11/15/29 ..... 3,265 3,573,731
Series 2024 , RB , 5.00% , 11/15/29 ...... 1,135 1,238,068
DuPage County Forest Preserve District
Series 2025 , GO , 5.00% , 11/01/28 ...... 835 899,959
Series 2025 , GO , 5.00% , 11/01/29 ...... 950 1,043,190
Illinois Finance Authority
Series 2021A , RB , 5.00% , 10/01/25 ..... 1,300 1,302,731
Series 2016 , RB , 5.00% , 01/01/26 ...... 1,255 1,265,421
Series 2019 , RB , 5.00% , 01/01/26 ...... 825 831,851
Series 2024B , RB , 5.00% , 04/01/27 ..... 2,400 2,496,898
Series 2017 , RB , 5.00% , 07/01/27 ...... 290 300,079
Series 2019 , RB , 5.00% , 07/01/27 ...... 2,400 2,513,691
Series 2016 , RB , 5.00% , 01/01/28 ...... 2,630 2,650,889
Series 2024B , RB , 5.00% , 04/01/28 ..... 2,000 2,124,703
Series 2020 , RB , 5.00% , 01/01/29 ...... 1,330 1,439,566
Series 2024B , RB , 5.00% , 04/01/29 ..... 3,500 3,795,252
Series 2025C , RB , 5.00% , 04/01/29
(a)
.... 3,180 3,446,925
Series 2020 , RB , 5.00% , 07/01/29 ...... 1,155 1,262,390
Series 2025A , RB , 5.00% , 01/01/30
(a)
.... 990 1,091,181
Series 2025C , RB , 5.00% , 04/01/30
(a)
.... 5,000 5,496,417
Series 2025A , RB , 5.00% , 07/01/30 ..... 1,000 1,110,284
Illinois Municipal Electric Agency
Series 2025A , RB , 5.00% , 02/01/27
(a)
.... 1,000 1,035,009
Series 2015A , RB , 5.00% , 02/01/28 ..... 6,500 6,503,019
Series 2025A , RB , 5.00% , 02/01/29
(a)
.... 5,000 5,396,585
Series 2025A , RB , 5.00% , 02/01/30
(a)
.... 11,250 12,322,379
Illinois State Toll Highway Authority
Series 2018A , RB , 5.00% , 01/01/26 ..... 12,735 12,844,571
Series 2019B , RB , 5.00% , 01/01/26 ..... 1,925 1,941,563
Series 2019C , RB , 5.00% , 01/01/26 ..... 10,160 10,247,416
Series 2014C , RB , 5.00% , 01/01/27 ..... 1,065 1,066,997
Series 2016B , RB , 5.00% , 01/01/27 ..... 10 10,209
Series 2019B , RB , 5.00% , 01/01/27 ..... 215 222,691
Series 2019C , RB , 5.00% , 01/01/27 ..... 3,495 3,620,016
Series 2018A , RB , 5.00% , 01/01/28 ..... 2,120 2,243,526
Series 2019B , RB , 5.00% , 01/01/28 ..... 3,385 3,582,233
Series 2019C , RB , 5.00% , 01/01/28 ..... 1,655 1,751,432
Series 2017A , RB , 5.00% , 01/01/29 ..... 1,835 1,933,186
Series 2018A , RB , 5.00% , 01/01/29 ..... 5,510 5,956,567
Series 2019B , RB , 5.00% , 01/01/29 ..... 1,755 1,897,237
Series 2019C , RB , 5.00% , 01/01/29 ..... 3,460 3,740,421
Series 2016B , RB , 5.00% , 01/01/30 ..... 2,850 2,896,102
Series 2019C , RB , 5.00% , 01/01/30 ..... 6,295 6,927,495
Metropolitan Water Reclamation District of
Greater Chicago
Series A , GO , 5.00% , 12/01/25 ........ 715 719,353
Series A , GO , 5.00% , 12/01/28 ........ 4,000 4,115,902
Series 2021A , GO , 5.00% , 12/01/29 ..... 1,020 1,123,660
Regional Transportation Authority
Series 2004A , RB , 5.50% , 06/01/27 ..... 3,285 3,460,583
Series 2004A , RB , 5.75% , 06/01/29 ( AG ) .. 1,370 1,500,147
Series 2003A , RB , 6.00% , 07/01/29 ( NPFGC ) 9,295 10,027,872
Sales Tax Securitization Corp.
Series 2021A , RB , 5.00% , 01/01/27 ..... 7,405 7,612,820
Series 2017A , RB , 5.00% , 01/01/28 ..... 250 262,910
Series 2020A , RB , 5.00% , 01/01/28 ..... 3,225 3,391,544
Series 2021A , RB , 5.00% , 01/01/28 ..... 3,750 3,943,656
Series 2020A , RB , 5.00% , 01/01/30 ..... 3,000 3,262,325
Series 2021A , RB , 5.00% , 01/01/30 ..... 1,610 1,750,781

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2025
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Illinois (continued)
State of Illinois
Series 2020B , GO , 5.00% , 10/01/25 ..... USD 9,000 $ 9,016,695
Series 2017D , GO , 5.00% , 11/01/25 ..... 13,035 13,084,321
Series 2016 , GO , 5.00% , 02/01/26 ...... 6,000 6,059,792
Series 2022B , GO , 5.00% , 03/01/26 ..... 8,820 8,923,639
Series 2021B , GO , 5.00% , 03/01/26 ..... 1,075 1,087,365
Series 2021A , GO , 5.00% , 03/01/26 ..... 950 960,927
Series 2023D , GO , 5.00% , 07/01/26 ..... 1,220 1,243,498
Series 2017D , GO , 5.00% , 11/01/26 ..... 18,000 18,485,852
Series 2016 , GO , 5.00% , 02/01/27 ...... 570 588,558
Series 2024 , GO , 5.00% , 02/01/27 ...... 8,065 8,325,710
Series 2022B , GO , 5.00% , 03/01/27 ..... 4,245 4,393,160
Series 2019B , GO , 5.00% , 09/01/27 ..... 3,100 3,241,372
Series 2018A , GO , 5.00% , 10/01/27 ..... 1,600 1,675,832
Series 2017D , GO , 5.00% , 11/01/27 ..... 14,985 15,722,141
Series 2024 , GO , 5.00% , 02/01/28 ...... 1,565 1,650,288
Series 2016 , GO , 5.00% , 02/01/28 ...... 14,800 15,279,627
Series 2021A , GO , 5.00% , 03/01/28 ..... 1,000 1,056,683
Series 2022B , GO , 5.00% , 03/01/28 ..... 4,000 4,227,727
Series 2024B , GO , 5.00% , 05/01/28 ..... 2,940 3,118,592
Series 2023B , GO , 5.00% , 05/01/28 ..... 5,300 5,621,952
Series 2023D , GO , 5.00% , 07/01/28 ..... 12,380 13,176,268
Series 2018A , GO , 5.00% , 10/01/28 ..... 4,700 5,022,291
Series 2017D , GO , 5.00% , 11/01/28 ..... 13,060 13,736,895
Series 2016 , GO , 5.00% , 11/01/28 ...... 4,500 4,616,487
Series 2024 , GO , 5.00% , 02/01/29 ...... 2,965 3,187,503
Series 2016 , GO , 5.00% , 02/01/29 ...... 1,405 1,450,668
Series 2021A , GO , 5.00% , 03/01/29 ..... 400 430,542
Series 2024B , GO , 5.00% , 05/01/29 ..... 2,915 3,146,233
Series 2018A , GO , 5.00% , 10/01/29 ..... 1,500 1,600,041
Series 2024B , GO , 5.25% , 10/01/29 ..... 5,000 5,500,106
Series 2017C , GO , 5.00% , 11/01/29 ..... 11,025 11,547,244
Series 2020 , GO , 5.50% , 05/01/30 ...... 10,150 10,965,391
Series 2025B , GO , 5.00% , 09/01/30
(a)
.... 3,000 3,293,287
State of Illinois Sales Tax
Series 2021C , RB , 5.00% , 06/15/26 ..... 435 442,869
Series 2025A , RB , 5.00% , 06/15/26 ..... 2,905 2,958,005
Series 2002 , RB , 6.00% , 06/15/26 ( NPFGC ) 4,290 4,402,082
Series 2016D , RB , 5.00% , 06/15/29 ..... 2,890 2,929,050
Series 2021C , RB , 5.00% , 06/15/29 ..... 755 815,121
Series 2024A , RB , 5.00% , 06/15/29 ..... 5,000 5,398,153
Series 2024A , RB , 5.00% , 06/15/30 ..... 3,000 3,281,439
Series 2025A , RB , 5.00% , 06/15/30 ..... 9,900 10,828,749
University of Illinois, Series 2016A, RB,
4.00%, 04/01/29 ................. 3,640 3,664,872
Will Grundy Etc Counties Community
College District No. 525, Series 2019, GO,
3.00%, 01/01/29 ................. 5,975 5,979,022
515,862,399
Indiana — 1.0%
City of Indianapolis Department of Public
Utilities Water System, Series 2016B, RB,
5.00%, 10/01/27 ................. 1,000 1,025,151
Indiana Finance Authority
Series 2014A , RB , 5.00% , 10/01/25 ..... 1,140 1,141,993
Series 2021-1 , RB , 5.00% , 10/01/25 ..... 3,680 3,687,212
Series 2016C , RB , 5.00% , 12/01/25 ..... 1,220 1,227,276
Series E , RB , 5.00% , 02/01/26 ......... 710 717,583
Series 2017C , RB , 5.00% , 02/01/26 ..... 460 464,913
Series 2019A , RB , 5.00% , 02/01/26 ..... 10,095 10,202,816
Series 2019C , RB , 5.00% , 02/01/26 ..... 185 186,976
Series 2021B , RB , 5.00% , 02/01/26 ..... 1,000 1,010,680
Series 2021-1 , RB , 5.00% , 10/01/26 ..... 120 123,338
Series B , RB , 5.00% , 02/01/27 ......... 150 151,555
Security
Par (000)
Par (000) Value
Indiana (continued)
Series 2017C , RB , 5.00% , 02/01/27 ..... USD 195 $ 201,976
Series 2019A , RB , 5.00% , 02/01/27 ..... 280 290,017
Series 2019E , RB , 5.00% , 02/01/27 ..... 470 486,815
Series E , RB , 5.00% , 02/01/27 ......... 210 214,787
Series 2021B , RB , 5.00% , 02/01/27 ..... 1,710 1,771,177
Series 2016C , RB , 5.00% , 06/01/27 ..... 2,090 2,145,792
Series 2021-1 , RB , 5.00% , 10/01/27 ..... 1,275 1,344,360
Series B , RB , 5.00% , 02/01/28 ......... 4,070 4,112,965
Series 2016C , RB , 5.00% , 06/01/28 ..... 4,530 4,648,373
Series 2023A , RB , 5.00% , 10/01/28 ..... 110 118,647
Series A , RB , 5.00% , 02/01/29 ......... 3,500 3,537,258
Series E , RB , 5.00% , 02/01/29 ......... 6,695 6,844,322
Series 2016C , RB , 5.00% , 06/01/29 ..... 5,430 5,944,740
Series 2025C , RB , 5.00% , 02/01/30
(a)
.... 500 555,667
Series A , RB , 5.00% , 02/01/30 ......... 3,930 3,971,836
Series A , RB , 5.00% , 02/01/31 ......... 3,645 3,683,802
Series D , RB , 5.00% , 08/01/35 ......... 9,310 9,533,576
Indiana Municipal Power Agency
Series 2025A , RB , 5.00% , 01/01/29 ..... 9,075 9,814,915
Series 2025A , RB , 5.00% , 01/01/30 ..... 2,705 2,978,491
Indiana University, Series Z-1, RB,
5.00%, 08/01/29 ................. 1,555 1,708,086
Indianapolis Local Public Improvement Bond
Bank
Series 2021A , RB , 5.00% , 06/01/27 ..... 1,940 2,026,511
Series 2024E , RB , 5.00% , 02/01/29 ..... 450 488,111
Series 2021A , RB , 5.00% , 06/01/29 ..... 6,705 7,285,306
Purdue University
Series EE , RB , 5.00% , 07/01/26 ........ 235 240,189
Series 2025B , RB , 5.00% , 07/01/29
(a)
.... 6,120 6,711,408
Series 2025B , RB , 5.00% , 07/01/30
(a)
.... 5,645 6,293,578
106,892,198
Iowa — 0.3%
City of Des Moines, Series 2019A, GO,
5.00%, 06/01/26 ................. 5,870 5,984,719
Iowa Finance Authority
Series 2016 , RB , 5.00% , 08/01/26 ...... 1,305 1,336,679
Series 2017 , RB , 5.00% , 08/01/27 ...... 350 367,484
Series 2017 , RB , 5.00% , 08/01/30 ...... 15,795 16,496,533
State of Iowa
Series 2016 , RB , 5.00% , 06/15/27 ...... 215 219,131
Series 2016A , RB , 5.00% , 06/01/28 ..... 4,065 4,137,678
28,542,224
Kansas — 0.5%
Johnson County Unified School District
No. 229 Blue Valley, Series 2015-B, GO,
3.00%, 10/01/26 ................. 4,025 4,026,321
Johnson County Unified School District No. 512
Shawnee Mission
Series 2015A , GO , 5.00% , 10/01/30 ..... 2,000 2,003,774
Series 2015A , GO , 5.00% , 10/01/31 ..... 6,280 6,291,852
Series 2015A , GO , 5.00% , 10/01/32 ..... 4,605 4,613,691
Series 2015A , GO , 5.00% , 10/01/34 ..... 4,000 4,007,549
Series 2015A , GO , 4.00% , 10/01/35 ..... 4,000 4,004,368
State of Kansas Department of Transportation
Series 2015B , RB , 5.00% , 09/01/25 ..... 915 915,000
Series 2018A , RB , 5.00% , 09/01/25 ..... 285 285,000
Series 2015B , RB , 5.00% , 09/01/26 ..... 1,220 1,220,000
Series 2015B , RB , 5.00% , 09/01/27 ..... 6,095 6,095,000
Series 2024A , RB , 5.00% , 09/01/27 ..... 5,000 5,266,896
Series 2025A , RB , 5.00% , 09/01/27 ..... 2,000 2,106,758
Series 2015B , RB , 5.00% , 09/01/28 ..... 2,075 2,075,000
Series 2024A , RB , 5.00% , 09/01/28 ..... 4,030 4,347,464

Schedule of Investments
(unaudited) (continued)
August 31, 2025
iShares
®
Short-Term National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Kansas (continued)
Series 2017A , RB , 5.00% , 09/01/29 ..... USD 2,025 $ 2,121,798
Series 2024A , RB , 5.00% , 09/01/29 ..... 4,000 4,405,320
Series 2025A , RB , 5.00% , 09/01/30 ..... 1,500 1,676,131
55,461,922
Kentucky — 0.6%
Fayette County School District, Series 2025, GO,
5.00%, 02/01/30 (ST INTERCEPT) ..... 7,475 8,217,445
Kentucky State Property & Building Commission
Series B , RB , 5.00% , 11/01/26 ( SAP ) .... 5,290 5,451,604
Series A , RB , 5.00% , 10/01/27 ......... 680 716,390
Series B , RB , 5.00% , 11/01/27 ( SAP ) .... 1,400 1,441,971
Series A , RB , 5.00% , 10/01/28 ......... 415 447,722
Series A , RB , 5.00% , 04/01/29 ......... 2,300 2,504,490
Series A , RB , 5.00% , 10/01/29 ......... 1,885 2,071,243
RB , 5.00% , 04/01/30 ............... 1,625 1,685,705
Series A , RB , 5.00% , 04/01/30 ......... 2,750 3,040,247
Kentucky Turnpike Authority
Series 2016A , RB , 5.00% , 07/01/26 ..... 2,020 2,061,224
Series 2024A , RB , 5.00% , 07/01/28 ..... 200 214,569
Series 2024A , RB , 5.00% , 07/01/29 ..... 2,610 2,857,913
Louisville & Jefferson County Metropolitan
Government, Series 2022A, GO,
5.00%, 04/01/27 ................. 4,850 5,056,250
Louisville & Jefferson County Metropolitan Sewer
District, Series 2025A, RB, 5.00%, 05/15/30
(a)
13,495 14,957,681
Louisville Water Co., Series 2015, RB,
3.00%, 11/15/27 ................. 6,860 6,860,742
57,585,196
Louisiana — 0.5%
City of New Orleans
Series 2021A , GO , 5.00% , 12/01/29 ..... 5,015 5,485,355
Series 2022 , GO , 5.00% , 12/01/29 ...... 6,160 6,737,745
East Baton Rouge Sewerage Commission,
Series 2020A, RB, 5.00%, 02/01/29 ..... 105 113,785
State of Louisiana
Series 2021 , RB , 5.00% , 09/01/25 ...... 750 750,000
Series 2020A , GO , 5.00% , 03/01/26 ..... 1,935 1,959,803
Series 2025-B , GO , 5.00% , 06/01/26
(a)
... 2,000 2,038,841
Series 2016B , GO , 5.00% , 08/01/26 ..... 1,890 1,935,187
Series 2016A , GO , 5.00% , 09/01/26 ..... 95 97,486
Series 2021 , RB , 5.00% , 09/01/26 ...... 1,035 1,062,087
Series 2021A , GO , 5.00% , 03/01/27 ..... 65 67,504
Series 2016B , GO , 5.00% , 08/01/27 ..... 2,000 2,046,403
Series 2019A , RB , 5.00% , 09/01/27 ..... 250 262,643
Series 2024C , GO , 5.00% , 12/01/27 ..... 835 883,551
Series 2023A , GO , 5.00% , 02/01/28 ..... 2,500 2,654,622
Series 2016A , GO , 5.00% , 09/01/28 ..... 3,000 3,071,813
Series 2023 , RB , 5.00% , 09/01/28 ...... 1,150 1,236,170
Series 2023 , RB , 5.00% , 09/01/29 ...... 1,040 1,138,401
Series 2024E , GO , 5.00% , 09/01/29 ..... 2,815 3,089,217
Series 2017-B , GO , 5.00% , 10/01/29 .... 1,000 1,046,616
Series 2025-B , GO , 5.00% , 06/01/30 .... 3,000 3,330,444
State of Louisiana Gasoline & Fuels Tax
Series 2024A , RB , 5.00% , 05/01/27 ..... 4,750 4,954,271
Series 2024A , RB , 5.00% , 05/01/29 ..... 1,500 1,629,006
Series 2025B , RB , 5.00% , 05/01/29 ..... 4,145 4,513,625
Series 2025B , RB , 5.00% , 05/01/30
(a)
.... 3,000 3,319,487
53,424,062
Maine — 0.2%
Maine Governmental Facilities Authority
Series 2025A , RB , 5.00% , 10/01/29
(a)
.... 680 747,186
Series 2025A , RB , 5.00% , 10/01/30 ..... 725 807,232
Security
Par (000)
Par (000) Value
Maine (continued)
Maine Turnpike Authority
Series 2022 , RB , 5.00% , 07/01/26 ...... USD 1,000 $ 1,021,823
Series 2025 , RB , 5.00% , 07/01/30
(a)
..... 1,100 1,223,020
State of Maine
Series 2017B , GO , 5.00% , 06/01/26 ..... 115 117,294
Series 2020B , GO , 5.00% , 06/01/26 ..... 45 45,898
Series 2017B , GO , 5.00% , 06/01/27 ..... 80 83,783
Series 2018D , GO , 5.00% , 06/01/27 ..... 4,150 4,346,252
Series 2019B , GO , 5.00% , 06/01/27 ..... 4,225 4,424,799
Series 2020B , GO , 5.00% , 06/01/27 ..... 95 99,493
Series 2021B , GO , 5.00% , 06/01/27 ..... 3,305 3,461,292
Series 2019B , GO , 5.00% , 06/01/28 ..... 3,410 3,657,976
Series 2020B , GO , 5.00% , 06/01/28 ..... 2,935 3,148,434
Series 2021B , GO , 5.00% , 06/01/28 ..... 1,895 2,032,805
25,217,287
Maryland — 3.9%
County of Anne Arundel
Series 2020 , GO , 5.00% , 10/01/25 ...... 1,135 1,137,221
Series 2022 , GO , 5.00% , 10/01/25 ...... 4,620 4,629,041
Series 2021 , GO , 5.00% , 04/01/26 ...... 8,300 8,425,771
Series 2018 , GO , 5.00% , 10/01/26 ...... 5,635 5,796,394
Series 2021 , GO , 5.00% , 04/01/27 ...... 1,760 1,834,007
Series 2018 , GO , 5.00% , 10/01/27 ...... 75 79,235
Series 2019 , GO , 5.00% , 10/01/27 ...... 65 68,670
Series 2021 , GO , 5.00% , 10/01/27 ...... 5,625 5,942,628
County of Baltimore
GO , 5.00% , 03/01/26 ............... 180 182,501
Series 2018 , GO , 5.00% , 03/01/27 ...... 2,025 2,106,866
Series 2024A , GO , 5.00% , 07/01/29 ..... 5,000 5,492,470
Series 2022 , GO , 5.00% , 03/01/30 ...... 1,250 1,387,641
County of Frederick
Series 2021A , GO , 5.00% , 10/01/25 ..... 5,395 5,406,090
Series 2021A , GO , 5.00% , 10/01/26 ..... 3,100 3,190,133
County of Howard
Series 2017D , GO , 5.00% , 02/15/26 ..... 290 293,527
Series 2017A , GO , 3.00% , 02/15/29 ..... 5,000 5,024,406
County of Montgomery
Series 2017C , GO , 5.00% , 10/01/25 ..... 1,515 1,518,114
Series 2017A , GO , 5.00% , 11/01/25 ..... 4,085 4,102,217
Series 2019A , GO , 5.00% , 11/01/25 ..... 9,025 9,063,039
Series 2020B , GO , 4.00% , 11/01/26 ..... 10 10,199
Series 2017A , GO , 5.00% , 11/01/26 ..... 1,340 1,381,976
Series 2024B , GO , 5.00% , 12/01/26 ..... 10,000 10,335,852
Series 2023A , GO , 5.00% , 08/01/27 ..... 9,380 9,865,975
Series 2020B , GO , 4.00% , 11/01/27 ..... 305 316,086
County of Prince George's
Series 2017A , GO , 5.00% , 09/15/25 ..... 540 540,505
Series 2019A , GO , 5.00% , 07/15/26 ..... 11,715 11,991,885
Series 2020A , GO , 5.00% , 07/15/26 ..... 2,510 2,569,324
Series 2020A , GO , 5.00% , 07/15/27 ..... 8,500 8,929,971
Series 2020B , GO , 5.00% , 09/15/27 ..... 110 116,041
Series 2022A , GO , 5.00% , 07/01/28 ..... 4,495 4,834,115
Series 2024A , GO , 5.00% , 08/01/28 ..... 6,105 6,578,641
Series 2021A , GO , 5.00% , 07/01/29 ..... 1,000 1,098,880
Series 2025A , GO , 5.00% , 08/01/29 ..... 7,445 8,195,013
Series 2017A , GO , 3.00% , 09/15/29 ..... 4,375 4,400,420
Series 2022A , GO , 5.00% , 07/01/30 ..... 530 592,372
Series 2025A , GO , 5.00% , 08/01/30 ..... 5,580 6,244,536
Maryland Stadium Authority, Series 2016, RB,
5.00%, 05/01/46 (ST INTERCEPT) ..... 10,000 10,172,780
Maryland State Transportation Authority
Series 2024A , RB , 5.00% , 07/01/28 ..... 2,000 2,146,831
Series 2017 , RB , 3.00% , 07/01/29 ...... 1,030 1,034,004

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2025
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Maryland (continued)
State of Maryland
Series 2016 , GO , 5.00% , 06/01/26 ...... USD 475 $ 475,644
Series 2020C-1 , GO , 3.00% , 08/01/26 ... 19,185 19,274,642
Series 2017B , GO , 5.00% , 08/01/26 ..... 1,775 1,818,577
Series 2018-2B , GO , 5.00% , 08/01/26 .... 3,205 3,283,683
Series 2A , GO , 5.00% , 08/01/26 ....... 245 251,015
Series 2020A-2 , GO , 5.00% , 08/01/26 .... 1,485 1,521,457
Series 2019-1 , GO , 5.00% , 03/15/27 ..... 245 255,025
Series 2017 , GO , 5.00% , 03/15/27 ...... 180 187,366
Series 2016 , GO , 4.00% , 06/01/27 ...... 45 45,036
Series 2022-2D , GO , 3.00% , 08/01/27 ... 1,300 1,309,256
Series 2017A , GO , 5.00% , 08/01/27 ..... 3,805 4,002,400
Series 2018-2B , GO , 5.00% , 08/01/27 .... 185 194,598
Series 2020-2B , GO , 5.00% , 08/01/27 .... 2,385 2,508,732
Series 2020A-2 , GO , 5.00% , 08/01/27 .... 7,545 7,936,428
Series 2A , GO , 5.00% , 08/01/27 ....... 1,245 1,309,589
Series 2021A , GO , 5.00% , 03/01/28 ..... 11,800 12,583,571
Series 2017 , GO , 5.00% , 03/15/28 ...... 4,280 4,448,722
Series 2023A , GO , 5.00% , 03/15/28 ..... 10,800 11,527,826
Series 2020A-1 , GO , 5.00% , 03/15/28 .... 1,565 1,670,467
Series 2A , GO , 5.00% , 08/01/28 ....... 6,695 7,210,484
Series 2020A-2 , GO , 5.00% , 08/01/28 .... 2,535 2,730,183
Series 2020-2B , GO , 5.00% , 08/01/28 .... 1,000 1,076,995
Series 2023A , GO , 5.00% , 03/15/29 ..... 3,250 3,545,227
Series 2025A-1 , GO , 5.00% , 06/01/29
(a)
.. 5,000 5,477,528
Series 2022-1A , GO , 5.00% , 06/01/29 .... 10,000 10,955,056
Series 2020A , GO , 5.00% , 08/01/29 ..... 8,475 9,315,428
Series 2025B , GO , 5.00% , 08/01/29 ..... 12,200 13,409,819
Series 2015 , GO , 3.25% , 08/01/30 ...... 9,000 9,001,068
State of Maryland Department of Transportation
Series 2016 , RB , 4.00% , 09/01/25 ...... 3,370 3,370,000
Series 2017 , RB , 5.00% , 09/01/25 ...... 4,755 4,755,000
Series 2018 , RB , 5.00% , 10/01/25 ...... 625 626,081
Series 2019 , RB , 5.00% , 10/01/25 ...... 6,105 6,115,560
Series 2016 , RB , 4.00% , 11/01/25 ...... 1,010 1,010,744
Series 2022B , RB , 5.00% , 12/01/25 ..... 2,690 2,707,120
Series 2016 , RB , 4.00% , 09/01/26 ...... 2,610 2,654,021
Series 2018 , RB , 5.00% , 10/01/26 ...... 515 529,882
Series 2019 , RB , 5.00% , 10/01/26 ...... 445 457,859
Series 2018 , RB , 5.00% , 10/01/27 ...... 10,570 10,870,539
Series 2015-3 , RB , 4.00% , 12/15/27 ..... 250 250,193
Series 2022B , RB , 5.00% , 12/01/28 ..... 1,725 1,870,294
Series 2025A , RB , 5.00% , 04/01/29
(a)
.... 5,000 5,455,327
Series 2019 , RB , 3.00% , 10/01/29 ...... 9,000 9,044,920
Series 2018 , RB , 5.00% , 10/01/29 ...... 2,000 2,053,567
Series 2025A , RB , 5.00% , 04/01/30 ..... 12,485 13,865,499
Series 2017 , RB , 5.00% , 09/01/30 ...... 2,525 2,642,869
Series 2019 , RB , 3.00% , 10/01/30 ...... 2,620 2,627,227
University System of Maryland, Series 2017A,
RB, 4.00%, 04/01/29 .............. 6,100 6,237,572
Washington Suburban Sanitary Commission
Series 2020 , RB , 5.00% , 12/01/25 ( GTD ) .. 2,060 2,073,195
Series 2018 , RB , 5.00% , 06/01/26 ( GTD ) .. 630 642,549
Series 2020 , RB , 5.00% , 06/01/26 ( GTD ) .. 8,980 9,158,867
Series 2021 , RB , 5.00% , 06/01/26 ( GTD ) .. 6,475 6,603,972
Series 2020 , RB , 5.00% , 06/01/27 ( GTD ) .. 3,545 3,711,794
Series 2020 , RB , 5.00% , 12/01/27 ( GTD ) .. 120 127,300
Series 2016 , RB , 5.00% , 06/01/28 ( GTD ) .. 1,445 1,472,900
395,296,050
Massachusetts — 3.3%
City of Boston
Series 2022A , GO , 5.00% , 11/01/25 ..... 14,320 14,382,743
Series 2020D , GO , 5.00% , 03/01/26 ..... 200 202,729
Series 2015A , GO , 5.00% , 04/01/26 ..... 4,000 4,007,593
Security
Par (000)
Par (000) Value
Massachusetts (continued)
Series 2017A , GO , 5.00% , 04/01/26 ..... USD 20 $ 20,319
Series 2020A , GO , 5.00% , 11/01/27 ..... 1,000 1,063,186
Series 2025A , GO , 5.00% , 02/01/29 ..... 4,380 4,809,304
Series 2017A , GO , 3.00% , 04/01/29 ..... 5,000 5,025,712
Series 2025A , GO , 5.00% , 02/01/30
(a)
.... 5,900 6,616,512
Commonwealth of Massachusetts
Series 2019G , GO , 5.00% , 09/01/25 ..... 50 50,000
Series 2018E , GO , 5.00% , 09/01/25 ..... 1,000 1,000,000
Series 2006B , GO , 5.25% , 09/01/25 ( AG ) . 5,110 5,110,000
Series C , GO , 5.00% , 10/01/25 ........ 1,820 1,823,807
Series 2016C , GO , 5.00% , 10/01/25 ..... 420 420,878
Series 2021B , GO , 5.00% , 11/01/25 ..... 2,055 2,063,811
Series 2020E , GO , 5.00% , 11/01/25 ..... 1,865 1,872,996
Series E , GO , 5.00% , 11/01/25 ( AMBAC ) .. 7,430 7,461,855
Series 2019E , GO , 3.00% , 12/01/25 ..... 385 385,435
Series 2019A , GO , 5.00% , 01/01/26 ..... 1,040 1,049,122
Series 2016A , GO , 5.00% , 03/01/26 ..... 3,060 3,100,899
Series 2019C , GO , 5.00% , 05/01/26 ..... 3,830 3,898,687
Series 2016B , GO , 4.00% , 07/01/26 ..... 205 207,951
Series 2016B , GO , 5.00% , 07/01/26 ..... 2,945 3,011,481
Series 2015D , GO , 5.00% , 09/01/26 ..... 4,455 4,461,933
Series 2017E , GO , 5.00% , 11/01/26 ..... 440 454,007
Series 2020E , GO , 5.00% , 11/01/26 ..... 2,120 2,187,490
Series 2019E , GO , 3.00% , 12/01/26 ..... 14,205 14,296,994
Series 2016H , GO , 5.00% , 12/01/26 ..... 1,195 1,235,788
Series 2019C , GO , 5.00% , 05/01/27 ..... 1,965 2,054,433
Series 2020D , GO , 5.00% , 07/01/27 ..... 1,910 2,005,752
Series 2017D , GO , 5.00% , 07/01/27 ..... 2,475 2,599,077
Series A , GO , 5.00% , 07/01/27 ........ 3,610 3,790,977
Series 2018B , GO , 5.00% , 07/01/27 ..... 2,915 3,061,135
Series 2016B , GO , 5.00% , 07/01/27 ..... 3,865 4,058,761
Series 2021A , GO , 5.00% , 09/01/27 ..... 2,420 2,551,609
Series 2018C , GO , 5.00% , 09/01/27 ..... 10 10,544
Series C , GO , 5.00% , 10/01/27 ........ 150 158,419
Series 2023A , GO , 5.00% , 05/01/28 ..... 3,275 3,506,630
Series 2025A , GO , 5.00% , 07/01/28 ..... 4,500 4,837,369
Series 2021A , GO , 5.00% , 09/01/28 ..... 2,830 3,054,180
Series 2016I , GO , 5.00% , 12/01/28 ...... 4,155 4,287,441
Series 2024A , GO , 5.00% , 03/01/29 ..... 11,215 12,225,470
Series 2024B , GO , 5.00% , 05/01/29 ..... 3,030 3,314,201
Series 2016A , GO , 5.00% , 07/01/29 ..... 1,640 1,673,781
Series 2025A , GO , 5.00% , 07/01/29
(a)
.... 4,000 4,389,883
Series 2025A , GO , 5.00% , 07/01/30 ..... 5,405 6,031,525
Series 2025E , GO , 5.00% , 08/01/30
(a)
.... 12,545 14,016,472
Series 2015D , GO , 4.00% , 09/01/30 ..... 2,000 2,000,869
Series 2019G , GO , 5.00% , 09/01/30 ..... 1,545 1,692,782
Massachusetts Bay Transportation Authority
Sales Tax
Series 2005A , RB , 5.00% , 07/01/26 ..... 6,070 6,207,025
Series 2006A , RB , 5.25% , 07/01/28 ..... 9,000 9,756,430
Series 2016A , RB , 0.00% , 07/01/29
(b)
.... 1,730 1,545,647
Series 2024A , RB , 5.00% , 07/01/29 ..... 5,000 5,506,433
Series 2025B , RB , 5.00% , 07/01/30
(a)
.... 1,250 1,399,667
Massachusetts Clean Water Trust (The)
Series 2022 , RB , 5.00% , 02/01/27 ...... 1,000 1,038,330
Series 23A , RB , 5.00% , 02/01/27 ....... 2,115 2,196,068
Series 23B , RB , 5.00% , 02/01/27 ....... 3,800 3,945,654
Series 24B , RB , 5.00% , 02/01/27 ....... 1,250 1,297,912
Series 23B , RB , 5.00% , 02/01/28 ....... 205 218,931
Series 24A , RB , 5.00% , 02/01/28 ....... 1,125 1,201,450
Series 24B , RB , 5.00% , 02/01/28 ....... 1,775 1,895,621
Massachusetts Development Finance Agency
Series 2020A , RB , 5.00% , 10/15/25 ..... 11,440 11,472,833
Series 2020A , RB , 5.00% , 10/15/26 ..... 12,965 13,332,909
Series 2016A , RB , 5.00% , 07/15/27 ..... 280 286,105

Schedule of Investments
(unaudited) (continued)
August 31, 2025
iShares
®
Short-Term National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Massachusetts (continued)
Series 2020A , RB , 5.00% , 10/15/30 ..... USD 1,940 $ 2,179,031
Massachusetts School Building Authority
Series 2016A , RB , 5.00% , 11/15/41 ..... 4,750 4,774,256
Series 2016A , RB , 5.00% , 11/15/45 ..... 12,960 13,026,182
Series 2019A , RB , 5.00% , 02/15/49 ..... 15,360 15,543,216
Massachusetts State College Building Authority,
Series 2025A, RB, 5.00%, 05/01/29
(a)
.... 3,755 4,125,005
Massachusetts Transportation Trust Fund
Metropolitan Highway System
Series 2022A-1 , RB , VRDN ( TD Bank NA
SBPA ), 2.68% , 09/10/25
(c)
.......... 15,000 15,000,000
Series 2019A , RB , 5.00% , 01/01/27 ..... 9,900 10,256,772
Series 2018A , RB , 5.00% , 01/01/27 ..... 4,975 5,154,287
Massachusetts Water Resources Authority
Series 2016C , RB , 5.00% , 08/01/34 ..... 10,000 10,249,320
Series 2016D , RB , 5.00% , 08/01/37 ..... 1,250 1,280,018
Series 2016B , RB , 5.00% , 08/01/40 ..... 5,080 5,206,655
Series 2016C , RB , 5.00% , 08/01/40 ..... 6,155 6,308,456
University of Massachusetts Building Authority
Series 2021-1 , RB , 5.00% , 11/01/27 ..... 11,010 11,634,450
Series 2021-1 , RB , 5.00% , 11/01/28 ..... 825 892,199
338,473,404
Michigan — 1.4%
Ann Arbor School District, Series 2025, GO,
5.00%, 05/01/26 ................. 7,075 7,190,874
Great Lakes Water Authority Sewage Disposal
System
Series 2018B , RB , 5.00% , 07/01/29 ..... 8,045 8,796,097
Series 2025A , RB , 5.00% , 07/01/30 ..... 2,000 2,218,647
Great Lakes Water Authority Water Supply
System
Series C , RB , 5.00% , 07/01/26 ......... 640 653,681
Series 2024A , RB , 5.00% , 07/01/29 ..... 4,000 4,373,448
Series 2025A , RB , 5.00% , 07/01/30
(a)
.... 1,060 1,175,883
Howell Public Schools, Series 2025II, GO,
5.00%, 05/01/30 (Q-SBLF) .......... 1,000 1,104,892
Karegnondi Water Authority
Series 2024 , RB , 5.00% , 11/01/25 ( BAM ) .. 1,170 1,174,736
Series 2024 , RB , 5.00% , 11/01/26 ( BAM ) .. 2,950 3,038,962
Series 2024 , RB , 5.00% , 11/01/27 ( BAM ) .. 1,420 1,496,994
Series 2024 , RB , 5.00% , 11/01/28 ( BAM ) .. 1,350 1,455,024
Series 2024 , RB , 5.00% , 11/01/29 ( BAM ) .. 1,935 2,124,814
Michigan Finance Authority, Series 2016B, RB,
5.00%, 10/01/27 ................. 10,225 10,497,599
Michigan State Building Authority
Series 2016I , RB , 5.00% , 04/15/26 ...... 1,395 1,417,964
Series 2025I , RB , 5.00% , 04/15/27 ...... 2,055 2,139,999
Series 2020I , RB , 5.00% , 10/15/27 ...... 785 827,389
Series 2023II , RB , 5.00% , 10/15/28 ..... 5,700 6,143,299
Series 2016I , RB , 5.00% , 10/15/29 ...... 2,815 2,888,877
Series 2015I , RB , 5.00% , 04/15/30 ...... 5,000 5,014,920
Series 2025I , RB , 5.00% , 04/15/30 ...... 4,000 4,424,138
Michigan State University
Series 2020A , RB , 5.00% , 08/15/26 ..... 2,455 2,516,772
Series 2023A , RB , 5.00% , 02/15/28 ..... 2,400 2,550,794
Series 2023A , RB , 5.00% , 08/15/28 ..... 3,750 4,031,495
Series 2025A , RB , 5.00% , 02/15/29
(a)
.... 2,000 2,171,787
Series 2025A , RB , 5.00% , 08/15/29 ..... 1,750 1,918,888
Series 2025A , RB , 5.00% , 02/15/30 ..... 1,250 1,381,171
Series 2025A , RB , 5.00% , 08/15/30 ..... 1,120 1,246,477
State of Michigan
Series 2016 , RB , 5.00% , 03/15/26 ...... 8,810 8,932,834
Series 2016 , RB , 5.00% , 03/15/27 ...... 7,580 7,889,003
Series 2018 , GO , 4.00% , 05/01/28 ...... 5,000 5,052,717
Security
Par (000)
Par (000) Value
Michigan (continued)
Series 2018 , GO , 4.00% , 05/01/29 ...... USD 7,000 $ 7,070,451
State of Michigan Trunk Line
Series 2020B , RB , 5.00% , 11/15/28 ..... 11,165 12,111,148
Series 2023 , RB , 5.00% , 11/15/28 ...... 1,500 1,627,113
Series 2023 , RB , 5.00% , 11/15/29 ...... 105 116,208
University of Michigan
Series 2012B , RB , VRDN 3.70% , 09/03/25
(c)
7,800 7,800,000
Series 2017A , RB , 5.00% , 04/01/26 ..... 1,410 1,431,402
Series 2020A , RB , 5.00% , 04/01/26 ..... 3,880 3,938,894
Series 2019A , RB , 5.00% , 04/01/30 ..... 1,505 1,636,405
Series 2017A , RB , 5.00% , 04/01/42 ..... 5,110 5,319,617
146,901,413
Minnesota — 2.2%
City of Minneapolis
Series 2021 , GO , 4.00% , 12/01/26 ...... 2,235 2,282,464
Series 2017 , GO , 3.00% , 12/01/27 ...... 25 25,002
County of Hennepin
Series 2020B , GO , 5.00% , 12/01/25 ..... 2,930 2,948,547
Series 2019B , GO , 5.00% , 12/15/26 ..... 1,660 1,716,866
Series 2020C , GO , 5.00% , 12/15/26 ..... 5,365 5,548,787
Series 2019B , GO , 5.00% , 12/15/27 ..... 85 90,238
Series 2016C , GO , 5.00% , 12/01/28 ..... 1,500 1,628,853
Series 2020C , GO , 5.00% , 12/15/29 ..... 125 138,557
Metropolitan Council
Series 2021B , GO , 5.00% , 12/01/25 ..... 5,215 5,251,279
Series 2016C , GO , 5.00% , 03/01/26 ..... 200 202,849
Series 2021C , GO , 5.00% , 12/01/26 ..... 2,780 2,874,064
Minneapolis-St. Paul Metropolitan Airports
Commission
Series A , RB , 5.00% , 01/01/28 ......... 3,170 3,274,912
Series 2023A , RB , 5.00% , 01/01/29 ..... 2,230 2,410,615
Minnesota Public Facilities Authority State
Revolving Fund
Series 2016A , RB , 5.00% , 03/01/26 ..... 1,910 1,936,005
Series 2023B , RB , 5.00% , 03/01/28 ..... 24,110 25,717,069
Series 2016A , RB , 5.00% , 03/01/29 ..... 4,750 4,808,331
Series 2023A , RB , 5.00% , 03/01/29 ..... 18,500 20,184,135
Southern Minnesota Municipal Power Agency,
Series 2015A, RB, 5.00%, 01/01/29 ..... 990 998,246
State of Minnesota
Series 2021A , GO , 5.00% , 09/01/25 ..... 10,000 10,000,000
Series 2017A , GO , 5.00% , 10/01/25 ..... 330 330,685
Series 2022A , RB , 5.00% , 03/01/26 ..... 20,000 20,260,342
Series 2020A , GO , 5.00% , 08/01/26 ..... 3,205 3,284,272
Series 2019B , GO , 5.00% , 08/01/26 ..... 765 783,921
Series 2019A , GO , 5.00% , 08/01/26 ..... 230 235,689
Series 2018B , GO , 5.00% , 08/01/26 ..... 185 189,576
Series 2023D , GO , 5.00% , 08/01/26 ..... 4,000 4,097,834
Series 2016A , GO , 5.00% , 08/01/26 ..... 30 30,742
Series 2015D , GO , 5.00% , 08/01/26 ..... 1,500 1,505,327
Series 2021A , GO , 5.00% , 09/01/26 ..... 14,215 14,599,810
Series 2017D , GO , 5.00% , 10/01/26 ..... 235 241,893
Series 2016B , GO , 4.00% , 08/01/27 ..... 3,910 3,971,297
Series 2018A , GO , 5.00% , 08/01/27 ..... 45 47,352
Series 2019A , GO , 5.00% , 08/01/27 ..... 225 236,759
Series 2022A , GO , 5.00% , 08/01/27 ..... 7,525 7,918,290
Series 2016D , GO , 5.00% , 08/01/27 ..... 180 184,341
Series 2021B , GO , 5.00% , 09/01/27 ..... 315 331,878
Series 2017A , GO , 5.00% , 10/01/27 ..... 2,105 2,222,541
Series 2023D , GO , 5.00% , 08/01/28 ..... 8,480 9,137,899
Series 2019A , GO , 5.00% , 08/01/28 ..... 400 431,033
Series 2023E , GO , 5.00% , 08/01/28 ..... 17,460 18,788,973
Series 2018A , GO , 5.00% , 08/01/28 ..... 4,225 4,552,786
Series 2021B , GO , 5.00% , 09/01/28 ..... 3,000 3,234,620

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2025
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Minnesota (continued)
Series 2023 , COP , 5.00% , 11/01/28 ..... USD 3,550 $ 3,827,688
Series 2024A , GO , 5.00% , 08/01/29 ..... 15,000 16,499,291
Series 2017D , GO , 3.00% , 10/01/29 ..... 5,000 5,022,877
Series 2023 , COP , 5.00% , 11/01/29 ..... 6,340 6,965,466
University of Minnesota
Series 2017B , RB , 5.00% , 12/01/25 ..... 6,375 6,415,744
Series 2019B , RB , 5.00% , 10/01/27 ..... 20 21,084
227,406,829
Mississippi — 0.6%
Mississippi Development Bank, Series 2024A,
RB, 5.00%, 01/01/29 .............. 800 862,769
State of Mississippi
Series 2015C , GO , 5.00% , 10/01/26 ..... 305 305,586
Series 2017A , GO , 5.00% , 10/01/26 ..... 2,645 2,719,713
Series 2017A , GO , 5.00% , 10/01/27 ..... 305 321,847
Series 2017A , GO , 5.00% , 10/01/28 ..... 15,000 15,808,647
Series 2017A , GO , 5.00% , 10/01/30 ..... 2,150 2,253,826
Series 2017A , GO , 5.00% , 10/01/32 ..... 6,645 7,004,432
Series 2015F , GO , 5.00% , 11/01/32 ..... 7,535 7,567,326
Series 2018A , GO , 5.00% , 11/01/32 ..... 3,185 3,280,870
Series 2017A , GO , 5.00% , 10/01/33 ..... 4,005 4,221,633
Series 2017A , GO , 5.00% , 10/01/34 ..... 3,040 3,204,435
Series 2016B , GO , 5.00% , 12/01/35 ..... 1,015 1,047,757
Series 2018A , GO , 5.00% , 11/01/36 ..... 2,105 2,168,362
State of Mississippi Gaming Tax
Series 2015E , RB , 5.00% , 10/15/27 ..... 1,000 1,002,387
Series 2015E , RB , 5.00% , 10/15/28 ..... 4,755 4,766,548
56,536,138
Missouri — 1.1%
City of Kansas City
Series 2017C , RB , 5.00% , 09/01/28 ..... 145 151,477
Series 2025C , RB , 5.00% , 04/01/29 ..... 1,000 1,084,213
Series 2025C , RB , 5.00% , 04/01/30 ..... 1,200 1,321,677
City of Springfield, Series 2025, RB,
5.00%, 08/01/26 ................. 5,000 5,118,918
City of St. Louis
Series 2019C , RB , 5.00% , 07/01/27 ..... 2,000 2,081,232
Series 2005 , RB , 5.50% , 07/01/28 ( NPFGC ) 1,500 1,626,951
Curators of the University of Missouri (The)
Series 2024 , RB , 5.00% , 11/01/25 ...... 5,000 5,020,277
Series 2024 , RB , 5.00% , 11/01/26 ...... 6,835 7,041,471
Series 2024 , RB , 5.00% , 11/01/28 ...... 3,400 3,681,270
Series 2024 , RB , 5.00% , 11/01/29 ...... 7,395 8,174,454
Kansas City Industrial Development Authority,
Series 2020B, RB, 5.00%, 03/01/27 ..... 2,955 3,061,363
Metropolitan St. Louis Sewer District, Series
2017A, RB, 5.00%, 05/01/26 ......... 3,810 3,877,983
Missouri Highway & Transportation Commission
Series 2021A , RB , 5.00% , 11/01/25 ..... 4,775 4,795,234
Series A , RB , 5.00% , 05/01/26 ......... 1,575 1,582,848
Series 2019B , RB , 5.00% , 11/01/26 ..... 5,230 5,394,662
Series 2022A , RB , 5.00% , 05/01/27 ..... 15,000 15,677,668
Missouri Joint Municipal Electric Utility
Commission
Series 2023 , RB , 5.00% , 01/01/26 ...... 1,345 1,355,675
Series 2025 , RB , 5.00% , 12/01/26
(a)
..... 7,150 7,371,666
Series 2023 , RB , 5.00% , 01/01/27 ...... 1,045 1,079,590
Series 2024 , RB , 5.00% , 01/01/27 ...... 675 696,983
Series 2023 , RB , 5.00% , 01/01/28 ...... 1,600 1,691,403
Series 2025 , RB , 5.00% , 12/01/28 ...... 7,000 7,543,750
Series 2024 , RB , 5.00% , 01/01/29 ...... 1,265 1,358,753
Series 2025 , RB , 5.00% , 12/01/29 ...... 7,175 7,865,044
Series 2023 , RB , 5.00% , 01/01/30 ...... 1,000 1,097,510
Security
Par (000)
Par (000) Value
Missouri (continued)
Series 2024 , RB , 5.00% , 01/01/30 ...... USD 1,720 $ 1,875,192
Missouri State Board of Public Buildings, Series
2020B, RB, 5.00%, 10/01/27 ......... 4,160 4,382,515
Park Hill School District of Platte County, Series
2017, GO, 3.38%, 03/01/37 .......... 11,400 11,454,067
117,463,846
Nebraska — 0.3%
City of Lincoln Electric System
Series 2018 , RB , 5.00% , 09/01/28 ...... 100 103,865
Series 2018 , RB , 5.00% , 09/01/29 ...... 1,030 1,067,431
Gretna Public Schools, Series 2022B, GO,
5.00%, 12/15/27 ................. 5,000 5,030,024
Nebraska Public Power District
Series B , RB , 5.00% , 01/01/27 ......... 785 812,660
Series B , RB , 5.00% , 01/01/28 ......... 185 191,631
Series 2023A , RB , 5.00% , 07/01/28 ..... 8,795 9,325,915
Series C , RB , 5.00% , 01/01/29 ......... 1,225 1,234,614
Omaha Public Power District
Series 2016A , RB , 5.00% , 02/01/27 ..... 1,415 1,430,352
Series 2016A , RB , 5.00% , 02/01/28 ..... 2,585 2,611,214
Series 2016A , RB , 5.00% , 02/01/29 ..... 250 252,462
Series 2018A , RB , 5.00% , 02/01/29 ..... 110 116,648
Series 2025A , RB , 5.00% , 02/01/30 ..... 2,060 2,274,458
Omaha School District, Series 2016, GO,
5.00%, 12/15/29 ................. 1,630 1,676,840
Public Power Generation Agency
Series 2024A , RB , 5.00% , 01/01/27 ..... 1,365 1,411,208
Series 2024A , RB , 5.00% , 01/01/29 ..... 4,190 4,526,954
Series 2024A , RB , 5.00% , 01/01/30 ..... 2,630 2,890,980
34,957,256
Nevada — 1.3%
Clark County School District
Series 2021B , GO , 5.00% , 06/15/26 ..... 7,835 7,993,531
Series 2024C , GO , 5.00% , 06/15/26 ..... 4,780 4,876,717
Series 2020B , GO , 5.00% , 06/15/27 ( BAM ) 5,245 5,494,950
Series 2015C , GO , 5.00% , 06/15/28 ..... 3,000 3,020,357
Series 2018B , GO , 5.00% , 06/15/28 ( BAM ) 220 235,853
Series 2019B , GO , 5.00% , 06/15/28 ..... 5,000 5,360,292
Series 2020A , GO , 5.00% , 06/15/28 ..... 500 536,029
Series 2024B , GO , 5.00% , 06/15/29 ..... 11,130 12,139,059
County of Clark
Series 2017 , RB , 5.00% , 07/01/26 ...... 1,470 1,501,110
Series 2016B , GO , 5.00% , 11/01/27 ..... 15,030 15,422,641
Series 2017 , GO , 2.38% , 11/01/28 ...... 4,650 4,613,313
Series 2016B , GO , 5.00% , 11/01/28 ..... 800 820,162
Series 2016A , GO , 5.00% , 11/01/28 ..... 10,350 10,500,807
Series 2017 , GO , 2.50% , 11/01/29 ...... 5,780 5,721,115
Series 2016B , GO , 5.00% , 11/01/29 ..... 2,150 2,201,945
County of Clark Department of Aviation
Series 2019D , RB , 5.00% , 07/01/26 ..... 2,065 2,109,563
Series 2024A , RB , 5.00% , 07/01/28 ..... 5,000 5,360,833
Series 2024A , RB , 5.00% , 07/01/29 ..... 10,950 11,984,247
Series 2019D , RB , 5.00% , 07/01/30 ..... 2,000 2,170,873
Series 2024A , RB , 5.00% , 07/01/30 ..... 2,885 3,208,496
County of Washoe
Series 2021 , GO , 5.00% , 07/01/26 ...... 5,045 5,153,031
Series 2021 , GO , 5.00% , 07/01/27 ...... 1,535 1,608,302
Las Vegas Valley Water District
Series 2021A , GO , 5.00% , 06/01/26 ..... 4,000 4,079,806
Series 2022A , GO , 5.00% , 06/01/26 ..... 5,825 5,941,217
State of Nevada
Series 2025A , GO , 5.00% , 10/01/25 ..... 10,340 10,362,477
Series 2019A , GO , 5.00% , 05/01/26 ..... 120 122,120

Schedule of Investments
(unaudited) (continued)
August 31, 2025
iShares
®
Short-Term National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Nevada (continued)
State of Nevada Highway Improvement
Series 2016 , RB , 5.00% , 12/01/25 ...... USD 270 $ 271,766
Series 2018 , RB , 5.00% , 12/01/30 ...... 2,680 2,848,750
135,659,362
New Hampshire — 0.1%
New Hampshire Municipal Bond Bank
Series 2025B , RB , 5.00% , 08/15/27 ..... 1,000 1,051,187
Series 2016D , RB , 4.00% , 08/15/28 ..... 1,500 1,520,275
Series 2017B , RB , 5.00% , 08/15/28 ( ST
INTERCEPT ) .................. 1,620 1,700,967
Series 2025B , RB , 5.00% , 08/15/30
(a)
.... 1,000 1,116,208
State of New Hampshire, Series 2023A, GO,
5.00%, 02/15/27 ................. 2,475 2,573,256
7,961,893
New Jersey — 4.3%
County of Monmouth
Series 2021A , GO , 5.00% , 01/15/26 ..... 7,125 7,195,235
Series 2021B , GO , 5.00% , 01/15/26 ..... 4,000 4,039,430
Series 2014 , GO , 3.00% , 03/01/26 ...... 5,000 5,001,280
Series 2022ACDE , GO , 5.00% , 01/15/28 .. 4,620 4,924,373
Garden State Preservation Trust, Series 2005A,
RB, 5.75%, 11/01/28 .............. 6,370 6,703,059
New Jersey Economic Development Authority
Series 2005N-1 , RB , 5.50% , 09/01/25 .... 3,475 3,475,000
Series B , RB , 5.00% , 11/01/25 ......... 5,700 5,721,684
Series XX , RB , 4.25% , 06/15/26 ........ 3,070 3,071,604
Series 2021QQQ , RB , 5.00% , 06/15/26 ... 875 891,665
Series 2018FFF , RB , 5.00% , 06/15/26 .... 3,000 3,057,137
Series 2005N-1 , RB , 5.50% , 09/01/26
( AMBAC ) ..................... 10,000 10,292,678
Series B , RB , 5.00% , 11/01/26 ......... 2,940 3,023,641
Series XX , RB , 5.25% , 06/15/27 ........ 1,065 1,066,052
Series 2022A , RB , 5.00% , 11/01/27 ..... 1,235 1,300,452
Series 2023RRR , RB , 5.00% , 03/01/28 ... 39,535 41,954,779
Series 2018FFF , RB , 5.00% , 06/15/28 .... 6,180 6,598,320
Series 2021QQQ , RB , 5.00% , 06/15/28 ... 750 800,767
Series BBB , RB , 5.50% , 06/15/30 ....... 13,160 13,680,607
Series 2017DDD , RB , 5.00% , 06/15/31 ... 1,500 1,569,565
Series 2017DDD , RB , 5.00% , 06/15/32 ... 1,000 1,046,377
Series AAA , RB , 5.50% , 06/15/32 ....... 5,000 5,197,799
New Jersey Educational Facilities Authority
Series 2021C , RB , 5.00% , 03/01/26 ..... 6,770 6,859,164
Series 2016A , RB , 5.00% , 07/01/26 ..... 2,045 2,090,495
Series 2016B , RB , 5.00% , 07/01/26 ..... 355 362,898
Series 2022A , RB , 5.00% , 03/01/27 ..... 19,560 20,337,357
Series 2024A , RB , 5.00% , 05/15/27 ..... 3,435 3,583,324
Series 2024A , RB , 5.00% , 08/01/27 ..... 6,885 7,219,792
Series 2021C , RB , 5.00% , 03/01/29 ..... 4,800 5,230,504
New Jersey Transportation Trust Fund Authority
Series 2019A , RB , 5.00% , 12/15/25 ..... 6,130 6,171,229
Series 2021A , RB , 5.00% , 06/15/26 ..... 1,055 1,075,093
Series 2006C , RB , 0.00% , 12/15/26
( AMBAC )
(b)
.................... 1,460 1,410,770
Series 2010A , RB , 0.00% , 12/15/26
(b)
.... 765 739,205
Series 2018A , RB , 5.00% , 12/15/26 ..... 2,085 2,150,606
Series 2016A-1 , RB , 5.00% , 06/15/27 .... 1,460 1,488,626
Series 2021A , RB , 5.00% , 06/15/27 ..... 5,755 6,007,516
Series 2010A , RB , 0.00% , 12/15/27
(b)
.... 16,465 15,467,111
Series 2006C , RB , 0.00% , 12/15/27 ( BHAC-
CR, MBIA )
(b)
................... 10,935 10,295,462
Series 2018A , RB , 5.00% , 12/15/27 ..... 3,500 3,696,757
Series 2016A-1 , RB , 5.00% , 06/15/28 .... 3,700 3,770,562
Series 2018A , RB , 5.00% , 06/15/28 ..... 3,240 3,301,789
Security
Par (000)
Par (000) Value
New Jersey (continued)
Series 2023AA , RB , 5.00% , 06/15/28 .... USD 4,920 $ 5,259,712
Series 2008A , RB , 0.00% , 12/15/28
(b)
.... 6,870 6,264,229
Series 2019A , RB , 5.00% , 12/15/28 ..... 14,125 15,252,325
Series 2018A , RB , 5.00% , 12/15/28 ..... 3,505 3,784,736
Series 2016A-1 , RB , 5.00% , 06/15/29 .... 8,075 8,218,588
Series 2006C , RB , 0.00% , 12/15/29
(b)
.... 4,885 4,325,032
Series 2018A , RB , 5.00% , 06/15/30 ..... 3,000 3,050,416
New Jersey Turnpike Authority
Series 2025B , RB , 5.00% , 01/01/26
(a)
.... 16,500 16,632,612
Series 2017E , RB , 5.00% , 01/01/27 ..... 2,950 3,050,006
Series 2020D , RB , 5.00% , 01/01/28 ..... 1,900 1,956,988
Series 2017A , RB , 5.00% , 01/01/29 ..... 3,920 4,044,894
Series 2017B , RB , 5.00% , 01/01/29 ..... 1,000 1,055,447
Series 2025B , RB , 5.00% , 01/01/29
(a)
.... 15,000 16,237,437
Series 2017A , RB , 5.00% , 01/01/30 ..... 3,480 3,585,417
Series 2017E , RB , 5.00% , 01/01/30 ..... 4,520 4,759,628
Series 2025B , RB , 5.00% , 01/01/30
(a)
.... 25,690 28,297,229
State of New Jersey
Series 2020A , GO , 5.00% , 06/01/26 ..... 23,545 23,995,190
Series 2020A , GO , 5.00% , 06/01/27 ..... 11,940 12,481,572
GO , 5.00% , 06/01/28 ............... 5,000 5,224,345
Series 2020A , GO , 5.00% , 06/01/28 ..... 18,650 19,953,529
Series 2020A , GO , 5.00% , 06/01/29 ..... 5,060 5,523,573
Series 2020A , GO , 4.00% , 06/01/30 ..... 15,700 16,713,349
441,536,018
New Mexico — 0.8%
Albuquerque Bernalillo County Water Utility
Authority, Series 2015, RB, 5.00%, 07/01/26 4,695 4,703,143
New Mexico Finance Authority
Series 2018A , RB , 5.00% , 06/15/26 ..... 470 479,878
Series 2021A , RB , 5.00% , 06/15/26 ..... 2,365 2,414,704
Series 2018A , RB , 4.00% , 06/01/29 ..... 5,765 5,984,338
Series 2021A , RB , 5.00% , 06/15/29 ..... 120 131,517
Series 2018A , RB , 5.00% , 06/15/30 ..... 4,320 4,594,247
Series 2021A , RB , 5.00% , 06/15/30 ..... 4,870 5,427,684
State of New Mexico
Series 2021 , GO , 5.00% , 03/01/26 ...... 1,875 1,899,687
Series 2023 , GO , 5.00% , 03/01/26 ...... 6,140 6,220,842
Series 2023 , GO , 5.50% , 03/01/28 ...... 5,275 5,679,647
Series 2025 , GO , 5.00% , 03/01/29
(a)
..... 5,000 5,449,893
State of New Mexico Severance Tax Permanent
Fund
Series 2021A , RB , 5.00% , 07/01/26 ..... 5,360 5,479,656
Series 2022A , RB , 5.00% , 07/01/26 ..... 15,000 15,334,857
Series 2025A , RB , 5.00% , 07/01/29
(a)
.... 4,960 5,427,539
Series 2025A , RB , 5.00% , 07/01/30
(a)
.... 8,585 9,541,463
78,769,095
New York — 12.4%
Battery Park City Authority, Series 2023B, RB,
5.00%, 11/01/28 ................. 2,000 2,178,919
City of New York
Series 2023A, Sub-Series A-3 , GO ,
VRDN ( Bank of Montreal SBPA ),
3.90% , 09/03/25
(c)
............... 5,800 5,800,000
Series 2025G, Sub-Series G-2 , GO ,
VRDN ( Bank of America NA SBPA ),
3.90% , 09/03/25
(c)
............... 5,050 5,050,000
Series 2025, Sub-Series G-3 , GO , VRDN ( TD
Bank NA SBPA ), 3.90% , 09/03/25
(c)
... 6,550 6,550,000
Series 2020B-1 , GO , 5.00% , 10/01/25 .... 675 676,354
Series 2021F-1 , GO , 5.00% , 03/01/26 .... 4,025 4,076,720
Series 2008J-9 , GO , 3.00% , 08/01/26 .... 90 90,466
Series 2020C-1 , GO , 5.00% , 08/01/26 ... 11,445 11,719,301

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2025
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2020-1 , GO , 5.00% , 08/01/26 ..... USD 2,480 $ 2,539,438
Series 2019E , GO , 5.00% , 08/01/26 ..... 330 337,909
Series 2018C , GO , 5.00% , 08/01/26 ..... 280 286,711
Series 2021A-1 , GO , 5.00% , 08/01/26 .... 3,630 3,717,000
Series 2022B-1 , GO , 5.00% , 08/01/26 .... 145 148,475
Series A , GO , 5.00% , 08/01/26 ........ 700 716,777
Series C , GO , 5.00% , 08/01/26 ........ 2,365 2,421,682
Series 2008J-11 , GO , 5.00% , 08/01/26 ... 720 737,256
Series 2008J-10 , GO , 5.00% , 08/01/26 ... 830 849,893
Series E , GO , 5.00% , 08/01/26 ........ 2,315 2,370,483
Series 2018A , GO , 5.00% , 08/01/26 ..... 840 860,132
Series 2021C , GO , 5.00% , 08/01/26 ..... 715 732,136
Series 2022-1 , GO , 5.00% , 09/01/26 ..... 1,245 1,277,662
Series 2021F-1 , GO , 5.00% , 03/01/27 .... 2,710 2,817,115
Series 2006I, Sub-Series I-A , GO ,
5.00% , 04/01/27 ................ 1,135 1,182,365
Series 2023F-1 , GO , 5.00% , 08/01/27 .... 4,000 4,202,620
Series 2008J-11 , GO , 5.00% , 08/01/27 ... 125 131,332
Series 2022B-1 , GO , 5.00% , 08/01/27 .... 3,610 3,792,864
Series 2026B, Sub-Series B-1 , GO ,
5.00% , 08/01/27 ................ 9,300 9,771,091
Series 2018C , GO , 5.00% , 08/01/27 ..... 1,085 1,139,961
Series 2018A , GO , 5.00% , 08/01/27 ..... 335 351,969
Series 2021C , GO , 5.00% , 08/01/27 ..... 1,830 1,922,698
Series 2021A-1 , GO , 5.00% , 08/01/27 .... 12,680 13,322,304
Series 2025, Sub-Series C-1 , GO ,
5.00% , 09/01/27 ................ 3,000 3,158,717
Series 2021B-1 , GO , 5.00% , 11/01/27 .... 16,000 16,913,974
Series 2024C , GO , 5.00% , 03/01/28 ..... 1,750 1,857,001
Series 2008L-6 , GO , 5.00% , 04/01/28 .... 2,035 2,163,369
Series E , GO , 5.00% , 08/01/28 ........ 3,300 3,372,431
Series 2021A-1 , GO , 5.00% , 08/01/28 .... 5,000 5,354,269
Series 2023F-1 , GO , 5.00% , 08/01/28 .... 4,925 5,273,955
Series 2018-1 , GO , 5.00% , 08/01/28 ..... 2,750 2,885,728
Series 2008J-5 , GO , 5.00% , 08/01/28 .... 2,725 2,918,077
Series 2023A-1 , GO , 5.00% , 09/01/28 .... 2,010 2,156,320
Series 2023B-1 , GO , 5.00% , 10/01/28 .... 1,125 1,208,882
Series 2024C , GO , 5.00% , 03/01/29 ..... 2,750 2,976,252
Series 2024D , GO , 5.00% , 04/01/29 ..... 10,000 10,839,380
Series 2006I, Sub-Series I-A , GO ,
5.00% , 04/01/29 ................ 100 108,394
Series 2021-1 , GO , 5.00% , 04/01/29 ..... 4,140 4,487,503
Series C , GO , 5.00% , 08/01/29 ........ 12,665 12,787,183
Series 2026B, Sub-Series B-1 , GO ,
5.00% , 08/01/29
(a)
............... 5,000 5,452,753
Series 2025F , GO , 5.00% , 08/01/29 ..... 7,500 8,179,129
Series 2021A-1 , GO , 5.00% , 08/01/29 .... 10,335 11,270,840
Series 2025A , GO , 5.00% , 08/01/29 ..... 7,500 8,179,130
Series 2024E , GO , 5.00% , 08/01/29 ..... 1,345 1,466,791
Series E , GO , 5.00% , 08/01/29 ........ 445 454,483
Series 2025, Sub-Series C-1 , GO ,
5.00% , 09/01/29 ................ 2,500 2,730,451
Series 2024C , GO , 5.00% , 03/01/30 ..... 4,180 4,593,462
Series 2024D , GO , 5.00% , 04/01/30 ..... 1,705 1,875,741
Series 2025F , GO , 5.00% , 08/01/30 ..... 5,000 5,524,636
Series 2026B, Sub-Series B-1 , GO ,
5.00% , 08/01/30
(a)
............... 15,000 16,573,908
Series 2024A , GO , 5.00% , 08/01/30 ..... 2,250 2,486,086
Series 2025A , GO , 5.00% , 08/01/30 ..... 5,000 5,524,636
Series 2018B-1 , GO , 5.25% , 10/01/30 .... 1,305 1,374,491
Empire State Development Corp.
Series 2016A , RB , 5.00% , 03/15/26 ..... 5,100 5,174,852
Series 2017C , RB , 5.00% , 03/15/26 ..... 1,100 1,115,751
Series 2020E , RB , 5.00% , 03/15/26 ..... 10,000 10,143,188
Series 2021A , RB , 5.00% , 03/15/26 ..... 25,155 25,515,189
Security
Par (000)
Par (000) Value
New York (continued)
Series 2017C , RB , 5.00% , 03/15/27 ..... USD 11,400 $ 11,891,080
Series 2020C , RB , 5.00% , 03/15/27 ..... 4,020 4,186,979
Series 2022A , RB , 5.00% , 09/15/27 ..... 25,130 26,569,720
Series 2017A , RB , 5.00% , 03/15/28 ..... 2,615 2,725,625
Series 2022A , RB , 5.00% , 09/15/28 ..... 26,825 29,085,811
Series 2020A , RB , 5.00% , 03/15/29 ..... 190 208,338
Series 2017A , RB , 5.00% , 03/15/30 ..... 1,000 1,037,023
Hudson Yards Infrastructure Corp.
Series 2017A , RB , 5.00% , 02/15/26 ..... 520 526,183
Series 2017A , RB , 5.00% , 02/15/27 ..... 10,005 10,423,617
Long Island Power Authority
Series 2021 , RB , 1.00% , 09/01/25 ...... 8,075 8,075,000
Series 2021B , RB , VRDN 1.50% , 09/01/26
(c)
390 384,111
Series 1998A , RB , 0.00% , 12/01/26 ( AG )
(b)
1,500 1,453,035
Series 2019A , RB , 5.00% , 09/01/27 ..... 1,800 1,896,675
Series 2022B , RB , VRDN 5.00% , 09/01/27
(c)
5,340 5,520,634
Series 2024A , RB , 5.00% , 09/01/27 ..... 700 737,596
Series 2025B , RB , VRDN 3.00% , 09/01/28
(c)
6,975 6,975,000
Series 2024A , RB , 5.00% , 09/01/28 ..... 1,000 1,079,448
Series 2023F , RB , 5.00% , 09/01/28 ..... 3,340 3,605,357
Series 2024B , RB , VRDN 3.00% , 09/01/29
(c)
1,000 998,026
Series 2024A , RB , 5.00% , 09/01/29 ..... 625 688,389
Series 2025 , RB , 5.00% , 09/01/30 ...... 1,500 1,680,047
Metropolitan Transportation Authority
Series 2020B , RB , VRDN ( Royal Bank of
Canada LOC ), 3.90% , 09/02/25
(c)
..... 1,750 1,750,000
Series 2015F , RB , 5.00% , 11/15/25 ...... 1,880 1,888,264
Series A-2 , RB , 5.00% , 11/15/25 ....... 4,850 4,871,319
Series 2017B , RB , 5.00% , 11/15/25 ..... 560 562,462
Series 2017C-1 , RB , 5.00% , 11/15/25 .... 17,780 17,858,154
Series 2018B , RB , 5.00% , 11/15/25 ..... 1,715 1,722,538
Series 2020E , RB , 4.00% , 11/15/26 ..... 3,530 3,594,744
Series 2016B , RB , 5.00% , 11/15/26 ..... 12,295 12,665,276
Series 2017C-1 , RB , 5.00% , 11/15/26 .... 9,430 9,715,130
Series A-2 , RB , 5.00% , 11/15/26 ....... 500 515,058
Series 2017C-2 , RB , 0.00% , 11/15/27
(b)
... 1,500 1,410,488
Series 2020E , RB , 5.00% , 11/15/27 ..... 5,000 5,276,592
Series 2016D , RB , 5.00% , 11/15/27 ..... 6,995 7,202,796
Series 2020E , RB , 5.00% , 11/15/28 ..... 6,500 7,002,104
Series A-2 , RB , 5.00% , 11/15/28 ....... 9,110 9,441,368
Series 2017C-1 , RB , 5.00% , 11/15/28 .... 1,720 1,828,617
Series 2016D , RB , 5.00% , 11/15/28 ..... 2,000 2,057,960
Series 2018B , RB , 5.00% , 11/15/28 ..... 1,400 1,508,145
Series 2016D , RB , 5.00% , 11/15/29 ..... 1,865 1,917,325
Series 2025A , RB , 5.00% , 11/15/29 ..... 500 547,423
Series 2017D , RB , 5.00% , 11/15/30 ..... 2,710 2,869,141
Metropolitan Transportation Authority Dedicated
Tax Fund, Series 2016A, RB, 5.25%, 11/15/29 11,530 11,880,444
Monroe County Industrial Development Corp.,
Series 2015A, RB, 5.00%, 07/01/28 ..... 1,065 1,066,483
New York City Municipal Water Finance Authority
Series 2015BB-4 , RB , VRDN ( Barclays Bank
plc SBPA ), 3.85% , 09/03/25
(c)
....... 15,800 15,800,000
Series 2023CC , RB , VRDN ( Barclays Bank
plc SBPA ), 3.85% , 09/03/25
(c)
....... 600 600,000
Series 2011FF-1 , RB , VRDN ( Bank of
America NA SBPA ), 3.90% , 09/03/25
(c)
. 15,000 15,000,000
Series 2011FF-2 , RB , VRDN ( JPMorgan
Chase Bank NA SBPA ), 3.95% , 09/03/25
(c)
1,500 1,500,000
Series AA-2 , RB , VRDN ( JPMorgan Chase
Bank NA SBPA ), 3.95% , 09/03/25
(c)
... 2,485 2,485,000
Series 2022BB-2 , RB , 5.00% , 06/15/27 ... 145 146,014
Series 2022CC-2 , RB , 5.00% , 06/15/27 ... 4,645 4,677,482
Series 2022AA-2 , RB , 5.00% , 06/15/28 ... 1,750 1,808,420
Series 2024BB-2 , RB , 5.00% , 06/15/28 ... 5,670 6,104,413

Schedule of Investments
(unaudited) (continued)
August 31, 2025
iShares
®
Short-Term National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2024BB-2 , RB , 5.00% , 06/15/29 ... USD 3,250 $ 3,584,548
Series 2025CC , RB , 5.00% , 06/15/30 .... 1,000 1,120,867
Series BB-2 , RB , 5.00% , 06/15/30 ...... 4,945 5,179,658
New York City Transitional Finance Authority
Series 2021A , RB , 5.00% , 11/01/25 ..... 1,510 1,516,313
Series 2022B-1 , RB , 5.00% , 08/01/26 .... 780 798,845
Series 2026, Sub-Series A-1 , RB ,
5.00% , 05/01/27 ................ 2,410 2,518,475
Series 2019A-1 , RB , 5.00% , 08/01/27 .... 2,315 2,434,208
Series 2024B , RB , 5.00% , 05/01/28 ..... 4,000 4,273,139
Series 2025C , RB , 5.00% , 05/01/28 ..... 3,000 3,204,854
Series 2024D-1 , RB , 5.00% , 11/01/28 .... 12,670 13,686,121
Series 2025A, Sub-Series A-1 , RB ,
5.00% , 11/01/28 ................ 8,000 8,641,592
Series 2024G-1 , RB , 5.00% , 05/01/29 .... 8,225 8,974,932
Series 2025C, Sub-Series C-1 , RB ,
5.00% , 05/01/29 ................ 1,250 1,363,971
Series 2025D , RB , 5.00% , 05/01/29 ..... 1,820 1,985,942
Series 2025A, Sub-Series A-1 , RB ,
5.00% , 11/01/29 ................ 20,850 22,961,010
Series 2025E , RB , 5.00% , 11/01/29 ..... 9,800 10,792,225
Series 2025F, Sub-Series F-1 , RB ,
5.00% , 11/01/29 ................ 3,500 3,854,366
Series 2025J, Sub-Series J-1 , RB ,
5.00% , 11/01/29 ................ 10,000 11,012,475
Series 2026, Sub-Series A-1 , RB ,
5.00% , 05/01/30 ................ 1,250 1,386,670
Series 2025A, Sub-Series A-1 , RB ,
5.00% , 11/01/30 ................ 1,350 1,507,414
New York City Transitional Finance Authority
Building Aid
Series 2019S-2A , RB , 5.00% , 07/15/26
( SAW ) ....................... 1,565 1,599,404
Series 2018S-4A , RB , 5.00% , 07/15/27
( SAW ) ....................... 150 157,091
Series 2019S-2A , RB , 5.00% , 07/15/27
( SAW ) ....................... 125 130,909
Series 2019S-3A , RB , 5.00% , 07/15/27
( SAW ) ....................... 205 214,691
Series S-1 , RB , 5.00% , 07/15/27 ( SAW ) .. 280 293,236
Series S-1 , RB , 5.00% , 07/15/29 ( SAW ) .. 150 156,817
Series 2019S-3A , RB , 5.00% , 07/15/30
( SAW ) ....................... 6,440 6,864,107
Series 2026S-2 , RB , 5.00% , 07/15/30
(a)
... 4,405 4,864,105
New York City Transitional Finance Authority
Future Tax Secured
Series 2011A-4 , RB , VRDN ( Barclays Bank
plc SBPA ), 3.85% , 09/03/25
(c)
....... 27,885 27,885,000
Series 2021F-1 , RB , 5.00% , 11/01/25 .... 8,540 8,575,619
Series 2023B-1 , RB , 5.00% , 11/01/25 .... 1,210 1,215,047
Series 2022A-1 , RB , 5.00% , 11/01/25 .... 3,180 3,193,263
Series C , RB , 5.00% , 11/01/25 ......... 1,450 1,456,048
Series 2024A-1 , RB , 5.00% , 05/01/26 .... 2,700 2,747,161
Series B , RB , 5.00% , 08/01/26 ......... 350 358,437
Series 2023C-1 , RB , 5.00% , 11/01/26 .... 2,000 2,063,436
Series 2023B-1 , RB , 5.00% , 11/01/26 .... 8,980 9,264,829
Series 2022D-1 , RB , 5.00% , 11/01/26 .... 3,715 3,832,833
Series 2022A-1 , RB , 5.00% , 11/01/26 .... 10,545 10,879,467
Series 2021F-1 , RB , 5.00% , 11/01/26 .... 12,070 12,452,837
Series 2021A , RB , 5.00% , 11/01/26 ..... 6,045 6,236,736
Series C , RB , 5.00% , 11/01/26 ......... 4,000 4,030,642
Series 2021G-1 , RB , 5.00% , 11/01/27 .... 2,925 3,089,058
Series 2023B-1 , RB , 5.00% , 11/01/27 .... 12,525 13,227,506
Series 2021A , RB , 5.00% , 11/01/27 ..... 1,075 1,135,295
Series 2023E-1 , RB , 5.00% , 11/01/27 .... 15,480 16,348,247
Security
Par (000)
Par (000) Value
New York (continued)
Series 2022A-1 , RB , 5.00% , 11/01/27 .... USD 475 $ 501,642
Series 2023E-1 , RB , 5.00% , 11/01/28 .... 5,560 6,005,906
Series 2016E-1 , RB , 5.00% , 02/01/29 .... 2,175 2,197,067
Series B , RB , 5.00% , 08/01/29 ......... 1,275 1,302,868
New York Power Authority, Series 2022A, RB,
5.00%, 11/15/25 ................. 1,450 1,457,928
New York State Dormitory Authority
Series 2020A , RB , 5.00% , 09/15/25 ..... 1,135 1,136,055
Series 2015A , RB , 5.00% , 10/01/25 ..... 2,240 2,244,392
Series 2019D , RB , 5.00% , 02/15/26 ..... 1,935 1,958,303
Series 2016D , RB , 5.00% , 02/15/26 ..... 1,185 1,198,924
Series 2017A , RB , 5.00% , 02/15/26 ..... 3,335 3,376,296
Series 2017B-1 , RB , 5.00% , 02/15/26 .... 710 718,522
Series 2021E , RB , 5.00% , 03/15/26 ..... 13,755 13,951,955
Series 2021A , RB , 5.00% , 03/15/26 ..... 3,705 3,758,051
Series 2019A , RB , 5.00% , 03/15/26 ..... 535 542,661
Series 2018C , RB , 5.00% , 03/15/26 ..... 525 532,591
Series 2018A , RB , 5.00% , 03/15/26 ..... 295 299,131
Series 2018E , RB , 5.00% , 03/15/26 ..... 670 679,687
Series 2016A , RB , 5.00% , 03/15/26 ..... 765 776,061
Series 2017A , RB , 5.00% , 03/15/26 ..... 775 786,206
Series 2015B , RB , 5.00% , 03/15/26 ..... 1,340 1,341,260
Series 2015E , RB , 5.00% , 03/15/26 ..... 3,095 3,097,968
Series 2019D , RB , 5.00% , 02/15/27 ..... 4,275 4,439,688
Series 2017A , RB , 5.00% , 02/15/27 ..... 320 333,029
Series 2018A , RB , 5.00% , 03/15/27 ..... 9,565 9,977,033
Series 2018C , RB , 5.00% , 03/15/27 ..... 4,625 4,820,656
Series 2019A , RB , 5.00% , 03/15/27 ..... 5,735 5,982,048
Series 2025B , RB , 5.00% , 07/01/27
(a)
.... 1,590 1,670,297
Series 2021E , RB , 5.00% , 03/15/28 ..... 18,130 19,306,655
Series 2021A , RB , 5.00% , 03/15/28 ..... 14,180 15,100,296
Series 2016A , RB , 5.00% , 03/15/28 ..... 380 390,120
Series 2020A , RB , 5.00% , 03/15/28 ..... 7,750 8,299,423
Series 2024A , RB , 5.00% , 07/01/28 ..... 15,000 15,911,743
Series 2025A , RB , 5.00% , 07/01/28 ..... 2,675 2,874,697
Series 2024A , RB , 5.00% , 10/01/28 ..... 2,900 3,133,464
Series 2017A , RB , 5.00% , 02/15/29 ..... 10,000 10,407,144
Series 2024B , RB , 5.00% , 03/15/29 ..... 2,750 2,999,055
Series 2023A , RB , 5.00% , 03/15/29 ..... 11,630 12,658,496
Series 2024A , RB , 5.00% , 03/15/29 ..... 9,935 10,813,599
Series 2025A , RB , 5.00% , 03/15/29 ..... 5,145 5,599,997
Series 2025A , RB , 5.00% , 07/01/29 ..... 4,210 4,618,544
Series 2016A , RB , 5.00% , 07/01/29 ..... 315 322,893
Series 2025A , RB , 5.00% , 10/01/29 ..... 2,905 3,203,129
Series 2016A , RB , 5.00% , 02/15/30 ..... 1,000 1,023,930
Series 2017A , RB , 5.00% , 02/15/30 ..... 6,430 6,652,837
Series 2019A , RB , 5.00% , 03/15/30 ..... 6,070 6,534,389
Series 2016A , RB , 5.00% , 03/15/30 ..... 10,000 10,247,662
Series 2024A , RB , 5.00% , 03/15/30 ..... 4,450 4,927,262
Series 2025A , RB , 5.00% , 07/01/30 ..... 3,500 3,897,066
Series 2025B , RB , 5.00% , 07/01/30
(a)
.... 1,905 2,121,117
Series 2023A-2 , RB , 5.00% , 09/15/30 .... 9,265 10,242,882
New York State Environmental Facilities Corp.
Series 2015D , RB , 5.00% , 09/15/25 ..... 1,590 1,592,735
Series 2016A , RB , 4.00% , 06/15/26 ..... 25 25,353
Series 2017A , RB , 5.00% , 06/15/27 ..... 3,775 3,962,990
Series 2018A , RB , 5.00% , 06/15/27 ..... 70 73,486
Series 2021A , RB , 5.00% , 06/15/27 ..... 650 682,369
Series 2022A , RB , 5.00% , 06/15/27 ..... 2,750 2,886,946
Series 2016A , RB , 5.00% , 06/15/29 ..... 4,345 4,428,108
Series 2024A , RB , 5.00% , 06/15/29 ..... 10,000 11,021,714
Series 2017A , RB , 5.00% , 06/15/30 ..... 2,835 2,954,478
New York State Thruway Authority
Series L , RB , 5.00% , 01/01/26 ......... 1,300 1,311,185
Series 2021A-1 , RB , 5.00% , 03/15/26 .... 5,140 5,213,599

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2025
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2016A , RB , 5.00% , 01/01/27 ..... USD 500 $ 503,991
Series P , RB , 5.00% , 01/01/29 ......... 3,710 4,041,063
Series Q , RB , 5.00% , 01/01/29 ........ 10,000 10,892,353
Series 2021A-1 , RB , 5.00% , 03/15/29 .... 5,000 5,447,498
Series Q , RB , 5.00% , 01/01/30 ........ 10,000 11,102,161
Series 2025A , RB , 5.00% , 03/15/30
(a)
.... 5,000 5,533,987
Port Authority of New York & New Jersey
Series 245 , RB , 5.00% , 09/01/25 ....... 5,805 5,805,000
Series 194 , RB , 5.00% , 10/15/25 ....... 1,050 1,053,154
Series 205 , RB , 5.00% , 11/15/25 ....... 1,220 1,226,461
Series 230 , RB , 4.00% , 12/01/25 ....... 355 356,366
Series 194 , RB , 5.00% , 10/15/26 ....... 270 270,804
Series 250 , RB , 5.00% , 10/15/26
(a)
...... 5,000 5,148,061
Series 205 , RB , 5.00% , 11/15/26 ....... 580 598,921
Series 230 , RB , 4.00% , 12/01/26 ....... 415 423,630
Series 222 , RB , 5.00% , 07/15/27 ....... 510 535,929
Series 194 , RB , 5.00% , 10/15/27 ....... 345 345,885
Series 250 , RB , 5.00% , 10/15/27
(a)
...... 5,000 5,283,410
Series 230 , RB , 4.00% , 12/01/27 ....... 665 690,101
Series 230 , RB , 4.00% , 12/01/28 ....... 1,500 1,579,837
Series 243 , RB , 5.00% , 12/01/28 ....... 5,835 6,330,948
Series 248 , RB , 5.00% , 01/15/30 ....... 1,310 1,449,075
Series 250 , RB , 5.00% , 10/15/30 ....... 5,000 5,590,507
Triborough Bridge & Tunnel Authority
Series 2005A , RB , VRDN ( Barclays Bank plc
LOC ), 2.75% , 09/10/25
(c)
........... 11,940 11,940,000
Series 2021A , RB , 5.00% , 11/01/25 ..... 2,480 2,489,889
Series 2023A , RB , 5.00% , 11/15/25 ..... 1,075 1,080,325
Series 2017C-1 , RB , 5.00% , 11/15/25 .... 5,530 5,559,896
Series 2018B , RB , 5.00% , 11/15/25 ..... 4,410 4,433,841
Series 2021A-2 , RB , VRDN
2.00% , 05/15/26
(c)
............... 1,950 1,936,873
Series 2022B , RB , 4.00% , 05/15/26 ..... 5,000 5,061,475
Series 2021C-1B , RB , VRDN
5.00% , 05/15/26
(c)
............... 2,500 2,539,970
Series 2021B-2 , RB , VRDN
5.00% , 05/15/26
(c)
............... 2,000 2,031,976
Series 2017C-1 , RB , 5.00% , 11/15/26 .... 4,950 5,114,089
Series 2022E-1 , RB , 5.00% , 11/15/27 .... 5,635 5,932,183
Series 2022E-2B , RB , 5.00% , 11/15/27 ... 5,965 6,278,414
Series 2023A , RB , 5.00% , 11/15/27 ..... 9,000 9,529,485
Series 2022B , RB , 5.00% , 05/15/28 ..... 3,500 3,752,802
Series 2022D-1A , RB , 5.00% , 11/15/28 ... 990 1,073,759
Series 2023A , RB , 5.00% , 11/15/28 ..... 485 525,720
Series 2023B , RB , 5.00% , 11/15/28 ..... 5,000 5,372,734
Series 2013A , RB , 0.00% , 11/15/29
(b)
.... 4,235 3,753,811
Series 2024A, Sub-Series A-2 , RB ,
5.00% , 11/15/29 ................ 1,040 1,150,384
Series B , RB , 5.00% , 11/15/29 ......... 5,120 5,331,746
Utility Debt Securitization Authority
Series 2016A , RB , 5.00% , 12/15/27 ..... 1,000 1,007,222
Series 2022TE-1 , RB , 5.00% , 12/15/27 ... 3,500 3,525,276
Series 2016A , RB , 5.00% , 06/15/28 ..... 4,965 5,068,970
Series 2016A , RB , 5.00% , 12/15/28 ..... 1,565 1,597,525
Series 2022TE-1 , RB , 5.00% , 12/15/28 ... 8,500 8,792,860
Series 2023TE-1 , RB , 5.00% , 12/15/28 ... 3,000 3,101,425
1,270,676,265
North Carolina — 2.3%
City of Charlotte
Series 2021B , COP , 5.00% , 12/01/25 .... 2,305 2,319,187
Series 2021A , GO , 5.00% , 06/01/26 ..... 1,455 1,484,200
Series 2025A , RB , 5.00% , 07/01/29 ..... 2,435 2,664,990
Series 2023B , COP , 5.00% , 06/01/30 .... 1,000 1,114,305
Series 2021A , RB , 5.00% , 07/01/30 ..... 1,750 1,947,913
Security
Par (000)
Par (000) Value
North Carolina (continued)
Series 2025A , RB , 5.00% , 07/01/30 ..... USD 1,500 $ 1,669,640
City of Greensboro, Series 2018B, GO,
5.00%, 10/01/28 ................. 2,360 2,553,401
City of Raleigh
Series 2016A , GO , 5.00% , 09/01/25 ..... 270 270,000
Series 2016A , GO , 5.00% , 09/01/26 ..... 3,095 3,178,363
Series 2012B , GO , 3.00% , 04/01/28 ..... 7,120 7,120,970
City of Raleigh Combined Enterprise System
Series 2023 , RB , 5.00% , 09/01/27 ...... 1,110 1,170,286
Series 2023 , RB , 5.00% , 09/01/30 ...... 2,500 2,803,542
City of Winston-Salem Water & Sewer System,
Series 2020A, RB, 5.00%, 06/01/26 ..... 5,045 5,143,974
County of Cabarrus
Series 2024B , RB , 5.00% , 08/01/26 ..... 4,510 4,617,678
Series 2024B , RB , 5.00% , 08/01/29 ..... 1,250 1,373,900
County of Forsyth, Series 2021B, GO,
4.00%, 03/01/26 ................. 130 131,070
County of Guilford
Series 2017B , GO , 5.00% , 05/01/26 ..... 70 71,235
Series 2017 , GO , 5.00% , 03/01/27 ...... 1,000 1,040,428
Series 2017B , GO , 5.00% , 05/01/27 ..... 1,500 1,567,425
Series 2024 , GO , 5.00% , 03/01/28 ...... 5,000 5,336,906
Series 2025 , GO , 5.00% , 03/01/30
(a)
..... 1,455 1,618,421
County of Johnston, Series 2015, GO,
4.00%, 02/01/26 ................. 20 20,136
County of Mecklenburg
Series 2019 , GO , 5.00% , 03/01/26 ...... 1,150 1,165,522
Series 2022 , GO , 5.00% , 09/01/26 ...... 1,125 1,155,189
Series 2016B , GO , 5.00% , 12/01/26 ..... 1,780 1,839,782
Series 2017A , GO , 5.00% , 04/01/27 ..... 55 57,348
Series 2015A , GO , 5.00% , 04/01/28 ..... 5,000 5,008,307
Series 2019 , GO , 5.00% , 03/01/30 ...... 5,745 6,232,461
County of Union, Series 2023, GO,
5.00%, 09/01/27 ................. 5,935 6,256,145
County of Wake
Series 2016A , GO , 5.00% , 03/01/26 ..... 80 81,072
Series 2021 , RB , 5.00% , 03/01/26 ...... 1,675 1,697,024
Series 2021 , GO , 5.00% , 04/01/26 ...... 5,845 5,936,634
Series 2022A , GO , 5.00% , 02/01/27 ..... 10,725 11,141,638
Series 2019A , GO , 5.00% , 03/01/27 ..... 2,625 2,733,098
Series 2021 , GO , 5.00% , 04/01/27 ...... 1,245 1,299,132
Series 2023A , GO , 5.00% , 05/01/27 ..... 10,615 11,101,035
Series 2023A , GO , 5.00% , 05/01/28 ..... 1,015 1,087,480
Series 2025A , RB , 5.00% , 05/01/29 ..... 2,500 2,731,303
Series 2025A , GO , 5.00% , 04/01/30 ..... 5,560 6,192,654
Series 2025A , RB , 5.00% , 05/01/30 ..... 2,100 2,334,158
North Carolina Capital Facilities Finance Agency
Series 2015B , RB , 5.00% , 10/01/41 ..... 1,580 1,583,112
Series 2015B , RB , 5.00% , 10/01/55 ..... 15,200 15,229,935
North Carolina Municipal Power Agency No. 1
Series A , RB , 5.00% , 01/01/26 ......... 690 695,776
Series A , RB , 5.00% , 01/01/27 ......... 1,845 1,858,927
Series 2016A , RB , 5.00% , 01/01/28 ..... 1,250 1,276,630
Series 2016A , RB , 5.00% , 01/01/29 ..... 3,065 3,128,826
Series C , RB , 5.00% , 01/01/29 ......... 3,115 3,140,858
North Carolina Turnpike Authority, Series 2017,
RB, 5.00%, 01/01/28 .............. 3,200 3,297,558
State of North Carolina
Series 2021 , RB , 5.00% , 03/01/26 ...... 1,645 1,666,577
Series 2019 , RB , 5.00% , 03/01/26 ...... 170 172,230
Series 2022A , RB , 5.00% , 05/01/26 ..... 70 71,255
Series 2017B , RB , 5.00% , 05/01/26 ..... 270 274,842
Series 2019A , RB , 5.00% , 05/01/26 ..... 435 442,801
Series 2014C , RB , 5.00% , 05/01/26 ..... 535 536,904
Series 2018A , GO , 5.00% , 06/01/26 ..... 12,770 13,028,539

Schedule of Investments
(unaudited) (continued)
August 31, 2025
iShares
®
Short-Term National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
North Carolina (continued)
Series 2025 , RB , 5.00% , 03/01/27 ...... USD 5,000 $ 5,198,651
Series 2017B , RB , 5.00% , 05/01/27 ..... 875 914,970
Series 2014C , RB , 5.00% , 05/01/27 ..... 120 120,245
Series 2019A , RB , 5.00% , 05/01/27 ..... 210 219,593
Series 2019B , GO , 5.00% , 06/01/27 ..... 9,760 10,228,415
Series 2020A , GO , 5.00% , 06/01/27 ..... 2,235 2,342,265
Series 2017B , RB , 5.00% , 05/01/28 ..... 3,830 3,996,903
Series 2022A , RB , 5.00% , 05/01/28 ..... 2,650 2,835,678
Series 2020A , GO , 5.00% , 06/01/28 ..... 10,335 11,098,668
Series 2016B , GO , 5.00% , 06/01/28 ..... 8,565 8,733,656
Series 2013A , RB , 3.00% , 05/01/29 ..... 2,055 2,055,301
Series 2020B , RB , 5.00% , 05/01/29 ..... 3,445 3,767,542
Series 2025A , RB , 5.00% , 05/01/29 ..... 5,000 5,468,131
Series 2025 , RB , 5.00% , 03/01/30 ...... 1,440 1,592,015
Series 2019 , RB , 5.00% , 03/01/30 ...... 3,625 3,926,247
Series 2017B , RB , 5.00% , 05/01/30 ..... 3,950 4,108,882
Town of Cary, Series 2021, GO, 5.00%, 09/01/26 4,590 4,713,630
234,993,514
North Dakota — 0.2%
North Dakota Public Finance Authority
Series 2024A , RB , 5.00% , 10/01/28 ..... 10,785 11,659,165
Series 2024A , RB , 5.00% , 10/01/29 ..... 6,315 6,967,668
18,626,833
Ohio — 2.4%
American Municipal Power, Inc.
Series 2023A , RB , 5.00% , 02/15/27 ..... 300 310,888
Series 2023A , RB , 5.00% , 02/15/29 ..... 4,260 4,610,932
City of Cincinnati Water System, Series C, RB,
5.00%, 12/01/29 ................. 2,520 2,590,923
City of Cleveland
Series 2025A , RB , 5.00% , 01/01/26
(a)
.... 100 100,797
Series 2025A , RB , 5.00% , 01/01/27 ..... 100 103,284
Series 2025A , RB , 5.00% , 01/01/28
(a)
.... 100 105,427
Series 2025A , RB , 5.00% , 01/01/29 ..... 2,300 2,474,057
Series 2025A , RB , 5.00% , 01/01/30
(a)
.... 1,960 2,143,319
City of Columbus
Series 2018A , GO , 5.00% , 04/01/26 ..... 3,070 3,117,235
Series 2019A , GO , 5.00% , 04/01/26 ..... 930 944,309
Series 2016-1 , GO , 5.00% , 07/01/26 ..... 1,650 1,686,647
Series 2016-3 , GO , 5.00% , 02/15/27 ..... 5,195 5,398,689
Series 2017-1 , GO , 4.00% , 04/01/27 ..... 155 159,223
Series 2018A , GO , 5.00% , 04/01/27 ..... 410 427,501
Series 2021A , GO , 5.00% , 04/01/27 ..... 425 443,141
Series 2022A , GO , 5.00% , 04/01/27 ..... 3,000 3,128,054
Series 2016-1 , GO , 5.00% , 07/01/27 ..... 815 830,513
Series 2016-1 , GO , 3.00% , 07/01/28 ..... 5,830 5,842,445
Series 2024-1 , GO , 5.00% , 02/15/29 ..... 6,765 7,373,823
Series 2017-1 , GO , 4.00% , 04/01/30 ..... 5,000 5,136,658
County of Cuyahoga, Series 2020D, RB,
5.00%, 12/01/25 ................. 5,000 5,029,523
County of Hamilton Sewer System
Series 2020A , RB , 5.00% , 12/01/25 ..... 1,295 1,302,808
Series 2019A , RB , 5.00% , 12/01/27 ..... 5,000 5,299,629
Kent State University, Series 2016, RB,
5.00%, 05/01/29 ................. 1,245 1,263,062
Northeast Ohio Regional Sewer District, Series
2024, RB, 5.00%, 11/15/29 .......... 5,000 5,523,874
Ohio State University (The)
Series 2023A1 , RB , VRDN 2.75% , 09/10/25
(c)
20,000 20,000,000
Series 2021A , RB , 5.00% , 12/01/25 ..... 1,700 1,710,525
Series 2021A , RB , 5.00% , 12/01/26 ..... 905 934,424
Ohio Turnpike & Infrastructure Commission
Series 2022A , RB , 5.00% , 02/15/29 ..... 5,120 5,563,011
Security
Par (000)
Par (000) Value
Ohio (continued)
Series 2018A , RB , 4.00% , 02/15/30 ..... USD 5,000 $ 5,155,532
Ohio Water Development Authority
Series 2016 , RB , 5.00% , 06/01/26 ...... 1,970 2,009,588
Series 2016B , RB , 5.00% , 06/01/27 ..... 150 154,527
Series 2018 , RB , 5.00% , 06/01/28 ...... 21,555 22,950,902
Series 2023A , RB , 5.00% , 12/01/28 ..... 2,000 2,169,840
Series 2025A , RB , 5.00% , 06/01/29 ..... 3,450 3,782,096
Series 2019 , RB , 5.00% , 12/01/29 ...... 5,630 6,185,123
Ohio Water Development Authority Water
Pollution Control Loan Fund
Series 2015A , RB , 5.00% , 12/01/25 ..... 2,605 2,621,840
Series 2020B , RB , 5.00% , 06/01/27 ..... 165 172,832
Series 2020A , RB , 5.00% , 06/01/29 ..... 1,090 1,194,923
Series 2023C , RB , 5.00% , 06/01/30 ..... 1,400 1,561,434
State of Ohio
Series 2015A , GO , 5.00% , 09/15/25 ..... 585 585,546
Series 2020B , GO , 5.00% , 09/15/25 ..... 3,370 3,373,144
Series 2017B , GO , 5.00% , 09/15/25 ..... 6,030 6,035,625
Series 2018-1 , RB , 5.00% , 12/15/25 ..... 145 146,038
Series 2024-1 , RB , 5.00% , 12/15/25 ..... 3,250 3,273,268
Series 2020C , GO , 5.00% , 03/01/26 ..... 45 45,599
Series 2021C , GO , 5.00% , 03/15/26 ..... 3,200 3,245,992
Series 2018A , RB , 5.00% , 04/01/26 ..... 225 228,336
Series 2019A , GO , 5.00% , 05/01/26 ..... 6,230 6,341,313
Series U , GO , 5.00% , 05/01/26 ........ 9,260 9,425,450
Series 2022A , GO , 4.00% , 06/15/26 ..... 2,800 2,837,832
Series 2021A , GO , 5.00% , 06/15/26 ..... 280 285,951
Series 2015A , GO , 5.00% , 08/01/26 ..... 5,685 5,823,608
Series 2017C , GO , 5.00% , 08/01/26 ..... 235 240,834
Series 2017B , GO , 5.00% , 09/15/26 ..... 680 699,197
Series 2024-1 , RB , 5.00% , 12/15/26 ..... 2,500 2,583,498
Series 2021-1A , RB , 5.00% , 12/15/26 .... 75 77,505
Series 2021A , GO , 5.00% , 03/01/27 ..... 1,870 1,945,701
Series U , GO , 5.00% , 05/01/27 ........ 255 266,478
Series 2019A , GO , 5.00% , 06/15/27 ..... 405 424,585
Series 2017C , GO , 5.00% , 08/01/27 ..... 35 36,793
Series 2021A , RB , 5.00% , 10/01/27 ..... 1,035 1,092,143
Series 2025B , GO , 5.00% , 11/01/27 ..... 10,000 10,577,764
Series 2024-1 , RB , 5.00% , 12/15/27 ..... 1,500 1,590,704
Series 2022A , GO , 5.00% , 03/01/28 ..... 1,155 1,231,697
Series 2021A , RB , 5.00% , 10/01/28 ..... 1,100 1,188,477
Series 2024-1 , RB , 5.00% , 12/15/28 ..... 1,250 1,356,443
Series S , GO , 5.00% , 05/01/29 ........ 100 101,630
Series 2025B , GO , 5.00% , 11/01/29 ..... 5,000 5,528,741
Series 2024-1 , RB , 5.00% , 12/15/29 ..... 1,500 1,659,457
Series 2019A , GO , 5.00% , 05/01/30 ..... 1,695 1,762,123
Series T , GO , 5.00% , 05/01/30 ......... 9,400 9,768,606
Series 2023A , GO , 5.00% , 09/01/30 ..... 2,715 3,036,661
Series 2018A , GO , 5.00% , 02/01/38 ..... 8,020 8,106,709
University of Cincinnati, Series 2016A, RB,
5.00%, 06/01/29 ................. 1,545 1,571,468
Upper Arlington City School District, Series
2018A, GO, 5.00%, 12/01/48 ......... 4,125 4,375,591
242,383,865
Oklahoma — 0.5%
City of Oklahoma, Series 2022, GO,
4.00%, 03/01/28 ................. 4,900 5,088,731
Grand River Dam Authority
Series 2016A , RB , 5.00% , 06/01/27 ..... 295 303,669
Series 2016A , RB , 5.00% , 06/01/28 ..... 7,680 7,899,779
Series 2016A , RB , 5.00% , 06/01/29 ..... 2,225 2,286,735
Oklahoma Capitol Improvement Authority, Series
2016, RB, 5.00%, 07/01/28 .......... 2,890 2,944,037

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2025
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oklahoma (continued)
Oklahoma County Independent School District
No. 12 Edmond
Series 2025 , GO , 4.00% , 08/01/27
(a)
..... USD 9,500 $ 9,750,342
Series 2025 , GO , 4.00% , 08/01/30 ...... 2,300 2,429,537
Oklahoma County Independent School District
No. 89 Oklahoma City, Series 2023A, GO,
3.00%, 07/01/26 ................. 4,000 4,016,868
Oklahoma Industries Authority, Series 2024, RB,
5.00%, 04/01/29 ................. 3,020 3,271,213
Oklahoma Municipal Power Authority, Series
2021A, RB, 5.00%, 01/01/26 ......... 6,000 6,047,223
Oklahoma Turnpike Authority
Series 2017E , RB , 5.00% , 01/01/26 ..... 810 816,942
Series 2017D , RB , 5.00% , 01/01/28 ..... 5,060 5,346,837
Series 2017E , RB , 5.00% , 01/01/29 ..... 2,560 2,642,205
52,844,118
Oregon — 1.2%
City of Portland, Series 2021A, GO,
5.00%, 06/01/26 ................. 2,665 2,718,771
City of Portland Sewer System
Series 2025B , RB , 5.00% , 06/01/27 ..... 425 444,656
Series 2025B , RB , 5.00% , 06/01/29
(a)
.... 3,750 4,103,909
Series 2025A , RB , 5.00% , 10/01/29 ..... 2,140 2,356,788
City of Portland Water System
Series 2021B , RB , 5.00% , 05/01/26 ..... 600 610,364
Series 2016A , RB , 4.00% , 04/01/28 ..... 6,000 6,038,762
Series 2024A , RB , 5.00% , 05/01/28 ..... 2,500 2,674,575
Series 2024A , RB , 5.00% , 05/01/29 ..... 1,950 2,130,499
Clackamas Community College District
Series 2025 , GO , 5.00% , 06/15/29 ( GTD ) . 1,000 1,094,453
Series 2025 , GO , 5.00% , 06/15/30 ( GTD ) . 750 834,451
County of Washington, GO, 5.00%, 06/01/30 . 4,030 4,492,784
Multnomah County School District No. 1J
Portland
Series 2020 , GO , 5.00% , 06/15/27 ( GTD ) . 3,165 3,314,123
Series 2023 , GO , 5.00% , 06/15/28 ( GTD ) . 15,090 16,194,279
Oregon State Lottery
Series 2025A , RB , 5.00% , 04/01/28 ..... 5,500 5,872,569
Series 2025A , RB , 5.00% , 04/01/29 ..... 8,450 9,216,812
Series 2025A , RB , 5.00% , 04/01/30 ..... 1,000 1,110,167
Series C , RB , 5.00% , 04/01/30 ......... 4,650 4,822,542
Portland Community College District
Series 2016 , GO , 5.00% , 06/15/27 ...... 1,500 1,525,411
Series 2018 , GO , 5.00% , 06/15/27 ...... 225 228,776
Series 2016 , GO , 5.00% , 06/15/28 ...... 100 101,699
Series 2018 , GO , 5.00% , 06/15/29 ...... 130 132,107
State of Oregon
Series 2019A , GO , 5.00% , 05/01/26 ..... 145 147,571
Series 2019N , GO , 5.00% , 05/01/26 ..... 2,785 2,834,389
Series 2021A , GO , 5.00% , 05/01/26 ..... 525 534,310
Series 2023A , GO , 5.00% , 05/01/26 ..... 650 661,527
Series F , GO , 5.00% , 05/01/26 ......... 3,025 3,078,645
Series 2017A , GO , 5.00% , 05/01/27 ..... 25 26,125
Series 2021A , GO , 5.00% , 05/01/27 ..... 6,140 6,416,364
Series 2021A , GO , 5.00% , 05/01/28 ..... 4,565 4,887,445
Series 2023A , GO , 5.00% , 05/01/28 ..... 4,710 5,042,687
Series F , GO , 5.00% , 05/01/28 ......... 4,580 4,658,910
Series 2025A , GO , 5.00% , 05/01/30 ..... 3,000 3,341,676
State of Oregon Department of Transportation
Series 2015A , RB , 5.00% , 11/15/25 ..... 835 836,008
Series A , RB , 5.00% , 11/15/25 ......... 690 693,588
Series A , RB , 5.00% , 11/15/26 ......... 1,080 1,114,756
Series 2024A , RB , 5.00% , 11/15/28 ..... 4,940 5,346,433
Series B , RB , 5.00% , 11/15/28 ......... 6,385 6,654,257
Security
Par (000)
Par (000) Value
Oregon (continued)
Series 2024 , RB , 5.00% , 05/15/29 ...... USD 750 $ 820,892
Series B , RB , 5.00% , 11/15/29 ......... 3,800 3,955,069
Tri-County Metropolitan Transportation District of
Oregon, Series 2018A, RB, 5.00%, 10/01/29 5,020 5,303,024
Washington & Multnomah Counties School
District No. 48J Beaverton, Series 2025B, GO,
5.00%, 06/15/29 (GTD)
(a)
............ 1,250 1,369,016
127,741,189
Pennsylvania — 2.8%
City of Philadelphia
Series 2019A , GO , 5.00% , 08/01/26 ..... 1,000 1,022,685
Series 2025C , GO , 5.00% , 08/01/26
(a)
.... 480 490,889
Series 2019B , GO , 5.00% , 02/01/28 ..... 2,000 2,122,991
Series 2025C , GO , 5.00% , 08/01/29 ..... 5,000 5,477,481
Series 2025C , GO , 5.00% , 08/01/30 ..... 1,250 1,390,074
City of Philadelphia Water & Wastewater
Series 2015B , RB , 5.00% , 07/01/28 ..... 2,640 2,644,260
Series 2024C , RB , 5.00% , 09/01/29 ..... 10,355 11,328,724
Commonwealth of Pennsylvania
Series 2016 , GO , 5.00% , 09/15/25 ...... 3,645 3,648,360
Series 2017 , GO , 5.00% , 01/01/26 ...... 2,875 2,899,832
Series 2016 , GO , 5.00% , 02/01/26 ...... 1,170 1,182,739
Series 2019 , GO , 5.00% , 07/15/26 ...... 5,000 5,116,587
Series 2015 , GO , 3.25% , 08/15/26 ...... 100 100,017
Series 2024 , GO , 5.00% , 08/15/26 ...... 10,000 10,256,322
Series 2025B , GO , 5.00% , 08/15/26 ..... 5,000 5,128,161
Series 2016 , GO , 5.00% , 09/15/26 ...... 2,985 3,068,337
Series 2017 , GO , 5.00% , 01/01/27 ...... 1,640 1,697,786
Series 2018-1 , GO , 5.00% , 03/01/27 ..... 11,080 11,520,211
Series 2020-1 , GO , 5.00% , 05/01/27 ..... 200 208,835
Series 2016 , GO , 5.00% , 09/15/27 ...... 15,385 15,784,488
Series 2022-1 , GO , 5.00% , 10/01/27 ..... 14,800 15,603,633
Series 2018-1 , GO , 5.00% , 03/01/28 ..... 21,720 23,122,256
Series 2016 , GO , 5.00% , 09/15/28 ...... 2,465 2,527,264
Series 2017 , GO , 4.00% , 01/01/29 ...... 7,950 8,090,876
Series 2016 , GO , 5.00% , 02/01/29 ...... 1,300 1,313,068
Series 2018-1 , GO , 3.20% , 03/01/29 ..... 5,000 5,030,969
Series 2015 , GO , 4.00% , 08/15/29 ( AG ) .. 1,400 1,400,508
Series 2025A , GO , 5.00% , 08/15/29 ..... 5,000 5,485,467
Series 2024 , GO , 5.00% , 08/15/29 ...... 10,000 10,970,933
Series 2023-1 , GO , 5.00% , 09/01/29 ..... 18,065 19,835,898
Series 2016 , GO , 5.00% , 09/15/29 ...... 5,265 5,396,353
Series 2024 , GO , 5.00% , 08/15/30 ...... 3,220 3,585,882
County of Chester, Series 2016A, GO,
4.00%, 07/15/28 ................. 1,075 1,090,081
County of Montgomery, Series 2022, GO,
5.00%, 07/01/26 ................. 2,260 2,309,065
Delaware River Port Authority, Series 2018B,
RB, 5.00%, 01/01/26 .............. 1,100 1,108,754
Pennsylvania Higher Educational Facilities
Authority, Series B, RB, 5.00%, 10/01/26 .. 1,675 1,678,523
Pennsylvania State University (The)
Series B , RB , 5.00% , 09/01/28 ......... 5,040 5,157,636
Series 2025A , RB , 5.00% , 09/01/29
(a)
.... 5,000 5,493,189
Series B , RB , 5.00% , 09/01/30 ......... 1,650 1,687,691
Pennsylvania Turnpike Commission
Series 2020 , RB , VRDN ( TD Bank NA LOC ),
2.72% , 09/10/25
(c)
............... 2,270 2,270,000
Series 2019 , RB , 5.00% , 12/01/25 ...... 245 246,559
Series A-2 , RB , 5.00% , 12/01/25 ....... 1,300 1,308,273
Series 2025-2 , RB , 5.00% , 12/01/26 ..... 3,000 3,100,139
Series A-2 , RB , 5.00% , 12/01/26 ....... 935 966,210
Series 2016B , RB , 5.00% , 06/01/27 ..... 19,700 20,043,391
Series 2016B-2 , RB , 5.00% , 06/01/28 .... 825 839,624

Schedule of Investments
(unaudited) (continued)
August 31, 2025
iShares
®
Short-Term National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pennsylvania (continued)
Series 2024 , RB , 5.00% , 12/01/28 ...... USD 2,870 $ 3,098,423
Series 2016-2B , RB , 5.00% , 06/01/29 .... 7,925 8,054,522
Series 2017A , RB , 5.00% , 12/01/29 ..... 1,085 1,116,111
Series 2024 , RB , 5.00% , 12/01/29 ...... 1,160 1,274,446
Series 2025-2 , RB , 5.00% , 12/01/29 ..... 3,000 3,313,812
Series 2025B , RB , 5.00% , 12/01/30
(a)
.... 2,000 2,238,688
Philadelphia Gas Works Co.
Series 17B , RB , 5.00% , 08/01/27 ....... 1,000 1,047,967
Series 15 , RB , 5.00% , 08/01/29 ........ 1,135 1,181,503
Series 17B , RB , 5.00% , 08/01/29 ....... 1,370 1,492,269
Series 14TH , RB , 5.00% , 10/01/29 ...... 2,000 2,047,043
Pittsburgh Water & Sewer Authority, Series
1998B, RB, 0.00%, 09/01/29 (NPFGC)
(b)
.. 3,930 3,500,800
Temple University-of The Commonwealth
System of Higher Education
Series 2025 , RB , 5.00% , 04/01/28 ( AG ) ... 4,355 4,632,161
Series 2025 , RB , 5.00% , 04/01/29 ...... 3,385 3,675,391
University of Pittsburgh-of the Commonwealth
System of Higher Education
Series 2021 , RB , 4.00% , 04/15/26 ...... 16,370 16,488,966
RB , 5.00% , 02/15/29 ............... 2,705 2,930,146
290,843,269
Rhode Island — 0.3%
Rhode Island Commerce Corp.
Series 2020A , RB , 5.00% , 05/15/28 ..... 3,200 3,412,589
Series 2016B , RB , 5.00% , 06/15/28 ..... 5,970 6,080,789
Rhode Island Health & Educational Building
Corp.
Series 2005A , RB , VRDN ( TD Bank NA
SBPA ), 2.98% , 09/10/25
(c)
.......... 12,865 12,865,000
Series 2019A , RB , 5.00% , 09/01/29 ..... 1,905 2,089,093
State of Rhode Island, Series 2025C, GO,
5.00%, 08/01/27
(a)
................ 3,000 3,149,865
27,597,336
South Carolina — 0.8%
Charleston Educational Excellence Finance
Corp.
Series 2023 , RB , 5.00% , 12/01/28 ...... 1,660 1,796,027
Series 2024 , RB , 5.00% , 12/01/29 ...... 1,000 1,102,575
City of Charleston Waterworks & Sewer System,
Series 2024A, RB, 5.00%, 01/01/30 ..... 2,720 3,018,330
City of Columbia Waterworks & Sewer System,
Series 2016B, RB, 5.00%, 02/01/27 ..... 70 72,590
County of Charleston, Series 2021A, GO,
5.00%, 11/01/26 ................. 3,000 3,093,975
County of Richland, Series 2021A, GO,
5.00%, 03/01/27 (SAW) ............ 290 301,637
Fort Mill School District No. 4, Series 2017B,
GO, 3.00%, 03/01/29 (SCSDE) ........ 6,500 6,515,300
Greenville County School District, Series 2023,
RB, 5.00%, 12/01/28 .............. 2,500 2,711,389
Horry County School District, Series 2025, GO,
5.00%, 03/01/29 (SCSDE)
(a)
.......... 7,805 8,483,566
Piedmont Municipal Power Agency, Series
2004A-2, RB, 0.00%, 01/01/26 (NPFGC)
(b)
. 15,000 14,853,873
South Carolina Public Service Authority
Series 2019A , RB , VRDN ( Bank of America
NA LOC ), 2.87% , 09/10/25
(c)
........ 20,000 20,000,000
Series 2021A , RB , 5.00% , 12/01/26 ..... 625 643,915
Series 2025B , RB , 5.00% , 12/01/28 ..... 1,555 1,678,014
Series 2025B , RB , 5.00% , 12/01/29 ..... 780 855,807
Security
Par (000)
Par (000) Value
South Carolina (continued)
South Carolina Transportation Infrastructure
Bank
Series 2016A , RB , 5.00% , 10/01/25 ..... USD 1,645 $ 1,648,332
Series 2021B , RB , 5.00% , 10/01/25 ..... 6,480 6,493,127
Series 2021B , RB , 5.00% , 10/01/26 ..... 8,620 8,867,226
82,135,683
Tennessee — 1.1%
City of Chattanooga, Series 2025, RB,
5.00%, 09/01/26
(a)
................ 4,415 4,529,061
City of Memphis, Series 2018, GO,
5.00%, 06/01/29 ................. 915 930,314
City of Memphis Electric System
Series 2024 , RB , 5.00% , 12/01/27 ...... 1,330 1,407,862
Series 2024 , RB , 5.00% , 12/01/28 ...... 1,205 1,304,921
Series 2024 , RB , 5.00% , 12/01/29 ...... 1,205 1,329,627
County of Hamilton
Series 2020A , GO , 5.00% , 01/01/26 ..... 6,960 7,017,711
Series 2024A , GO , 5.00% , 08/01/27 ..... 3,000 3,156,007
Series 2024A , GO , 5.00% , 08/01/28 ..... 3,000 3,234,409
Series 2024A , GO , 5.00% , 08/01/29 ..... 2,585 2,847,335
County of Montgomery, Series 2017, GO,
5.00%, 04/01/27 ................. 215 223,836
County of Wilson, Series 2018, GO,
3.00%, 04/01/29 ................. 5,100 5,123,436
Metropolitan Government of Nashville &
Davidson County
Series 2022A , GO , 4.00% , 01/01/26 ..... 7,725 7,766,136
Series 2016 , GO , 5.00% , 01/01/26 ...... 520 524,468
Series 2021C , GO , 5.00% , 01/01/26 ..... 5,000 5,042,960
Series 2024A , GO , 5.00% , 01/01/26 ..... 10,000 10,085,919
Series 2018 , GO , 5.00% , 07/01/26 ...... 645 659,272
Series 2020B , RB , 5.00% , 07/01/26 ..... 1,575 1,609,587
Series 2021C , GO , 5.00% , 01/01/27 ..... 2,210 2,288,946
Series 2018 , GO , 5.00% , 07/01/27 ...... 2,075 2,177,357
Series 2025 , RB , 5.00% , 07/01/27 ...... 1,380 1,447,057
Series 2024A , GO , 5.00% , 01/01/28 ..... 6,790 7,201,511
Series 2024B , RB , 5.00% , 05/15/29 ..... 1,390 1,519,259
Series 2025 , RB , 5.00% , 07/01/30
(a)
..... 3,000 3,339,843
State of Tennessee
Series 2019A , GO , 5.00% , 09/01/25 ..... 25 25,000
Series A , GO , 5.00% , 08/01/26 ........ 30 30,742
Series B , GO , 5.00% , 08/01/26 ........ 740 758,303
Series 2019A , GO , 5.00% , 09/01/26 ..... 2,420 2,485,511
Series 2021A , GO , 5.00% , 11/01/26 ..... 2,615 2,697,331
Series A , GO , 5.00% , 08/01/27 ........ 2,980 3,053,511
Series B , GO , 5.00% , 08/01/27 ........ 3,060 3,135,484
Series 2021A , GO , 5.00% , 11/01/27 ..... 3,080 3,260,716
Tennessee State School Bond Authority
Series 2022A , RB , 5.00% , 11/01/25 ( ST
INTERCEPT ) .................. 3,845 3,861,234
Series 2015B , RB , 5.00% , 11/01/26 ( ST
INTERCEPT ) .................. 1,150 1,154,612
Series 2022A , RB , 5.00% , 11/01/27 ( ST
INTERCEPT ) .................. 6,255 6,613,845
Series A , RB , 5.00% , 11/01/27 ( HERBIP ) .. 100 105,693
Series 2015B , RB , 5.00% , 11/01/28 ( ST
INTERCEPT ) .................. 1,995 2,001,862
Series 2015B , RB , 5.00% , 11/01/29 ( ST
INTERCEPT ) .................. 5,500 5,523,596
109,474,274
Texas — 12.2%
Alamo Community College District
Series 2022 , GO , 5.00% , 02/15/27 ...... 3,110 3,229,869

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2025
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2022 , GO , 5.00% , 02/15/29 ...... USD 3,140 $ 3,404,922
Aldine Independent School District, Series
2017A, GO, 5.00%, 02/15/29 (PSF) ..... 1,465 1,515,870
Allen Independent School District, Series 2016,
GO, 5.00%, 02/15/30 (PSF) .......... 1,500 1,516,125
Alvin Independent School District, Series 2016A,
GO, 5.00%, 02/15/30 (PSF) .......... 500 505,488
Argyle Independent School District, Series
2025B-1, GO, VRDN, 4.00%, 08/15/27
(PSF)
(a) (c)
..................... 3,000 3,065,432
Arlington Independent School District
Series 2020 , GO , 5.00% , 02/15/27 ( PSF ) .. 685 711,902
Series 2023 , GO , 5.00% , 02/15/30 ( PSF ) .. 2,050 2,269,365
Series 2025 , GO , 5.00% , 02/15/30 ( PSF ) .. 3,750 4,151,277
Austin Community College District Public Facility
Corp., Series 2015, RB, 5.00%, 08/01/28 .. 1,750 1,753,019
Austin Independent School District
Series 2019 , GO , 5.00% , 08/01/26 ( PSF ) .. 35 35,860
Series 2020 , GO , 5.00% , 08/01/26 ( PSF ) .. 815 835,014
Series 2021 , GO , 5.00% , 08/01/26 ( PSF ) .. 115 117,824
Series 2019 , GO , 5.00% , 08/01/27 ( PSF ) .. 1,630 1,711,765
Series 2022B , GO , 5.00% , 08/01/27 ( PSF ) 80 84,013
Series 2023 , GO , 5.00% , 08/01/27 ...... 1,350 1,416,164
Series 2021 , GO , 5.00% , 08/01/28 ( PSF ) .. 1,075 1,154,744
Series 2022B , GO , 5.00% , 08/01/28 ( PSF ) 6,900 7,411,845
Birdville Independent School District
Series 2024 , GO , 5.00% , 02/15/29 ( PSF ) .. 10,225 11,084,557
Series 2024 , GO , 5.00% , 02/15/30 ( PSF ) .. 5,000 5,515,042
Board of Regents of the University of Texas
System
Series 2014B , RB , 5.00% , 08/15/26 ..... 1,925 1,974,541
Series 2016B , RB , 5.00% , 08/15/26 ..... 5,055 5,182,193
Series 2016D , RB , 5.00% , 08/15/26 ..... 675 691,984
Series 2016E , RB , 5.00% , 08/15/26 ..... 945 968,778
Series 2016J , RB , 5.00% , 08/15/26 ..... 4,370 4,479,957
Series 2017C , RB , 5.00% , 08/15/26 ..... 4,990 5,115,558
Series 2016E , RB , 5.00% , 08/15/27 ..... 135 141,859
Series 2016J , RB , 5.00% , 08/15/27 ..... 155 158,980
Series 2021A , RB , 5.00% , 08/15/27 ..... 100 105,140
Series 2020C , RB , 5.00% , 08/15/28 ..... 245 263,609
Series 2021A , RB , 5.00% , 08/15/28 ..... 5,060 5,444,332
Series 2025A , RB , 5.00% , 08/15/28 ..... 10,000 10,759,549
Series 2024B , RB , 5.00% , 08/15/29 ..... 6,000 6,583,795
Series 2025A , RB , 5.00% , 08/15/29
(a)
.... 4,250 4,663,522
Carrollton-Farmers Branch Independent School
District, Series 2023, GO, 5.00%, 02/15/28
(PSF) ....................... 15,135 16,081,139
Central Texas Regional Mobility Authority
Series 2010 , RB , 0.00% , 01/01/30
(b)
..... 4,900 4,307,868
Series 2021D , RB , 5.00% , 01/01/30 ..... 250 273,046
Central Texas Turnpike System
(b)
Series 2002-A , RB , 0.00% , 08/15/28
( AMBAC ) ..................... 3,000 2,765,145
Series 2002-A , RB , 0.00% , 08/15/29
( AMBAC ) ..................... 6,500 5,807,277
City of Austin
Series 2020 , GO , 5.00% , 09/01/25 ...... 530 530,000
Series 2015 , GO , 5.00% , 09/01/26 ...... 2,300 2,304,197
Series 2021 , GO , 5.00% , 09/01/26 ...... 695 713,403
Series 2016 , GO , 5.00% , 09/01/27 ...... 1,000 1,023,851
Series 2024 , GO , 5.00% , 09/01/30 ...... 1,050 1,170,096
City of Austin Electric Utility
Series 2015A , RB , 5.00% , 11/15/25 ..... 200 201,032
Series 2020A , RB , 5.00% , 11/15/26 ..... 3,310 3,415,754
Security
Par (000)
Par (000) Value
Texas (continued)
City of Austin Water & Wastewater System
Series 2021 , RB , 5.00% , 11/15/26 ...... USD 2,045 $ 2,110,338
Series 2024 , RB , 5.00% , 11/15/26 ...... 1,525 1,572,803
Series 2017 , RB , 5.00% , 11/15/28 ...... 2,115 2,230,061
City of Corpus Christi Utility System
(a)
Series 2025 , RB , 5.00% , 07/15/27 ...... 580 606,992
Series 2025 , RB , 5.00% , 07/15/30 ...... 1,000 1,107,495
City of Dallas
Series 2024C , GO , 5.00% , 02/15/26 ..... 7,310 7,391,751
Series 2023A , GO , 5.00% , 02/15/28 ..... 4,515 4,797,120
Series 2024A , GO , 5.00% , 02/15/28 ..... 10,000 10,624,850
Series 2024C , GO , 5.00% , 02/15/28 ..... 15,760 16,744,764
Series 2024A , GO , 5.00% , 02/15/29 ..... 1,015 1,101,337
City of Dallas Waterworks & Sewer System
Series 2015A , RB , 5.00% , 10/01/25 ..... 15,120 15,151,135
Series 2015A , RB , 5.00% , 10/01/27 ..... 2,000 2,003,718
Series 2016A , RB , 5.00% , 10/01/29 ..... 2,000 2,049,053
City of Denton
Series 2024 , GO , 5.00% , 02/15/29 ...... 10,000 10,833,340
Series 2025 , GO , 5.00% , 02/15/29
(a)
..... 4,455 4,826,253
City of El Paso
Series 2016 , GO , 5.00% , 08/15/28 ...... 1,500 1,530,284
Series 2025 , RB , 5.00% , 03/01/30
(a)
..... 1,000 1,097,426
City of Fort Worth, Series 2016, GO,
5.00%, 03/01/28 ................. 2,625 2,656,456
City of Fort Worth Water & Sewer System
Series 2020A , RB , 5.00% , 02/15/26 ..... 360 364,304
Series 2020A , RB , 5.00% , 02/15/28 ..... 1,760 1,865,600
City of Garland Electric Utility System
Series 2024 , RB , 5.00% , 03/01/26 ...... 1,250 1,265,343
Series 2024 , RB , 5.00% , 03/01/27 ...... 2,420 2,511,454
Series 2019A , RB , 5.00% , 03/01/28 ..... 3,890 4,120,720
Series 2024 , RB , 5.00% , 03/01/28 ...... 1,400 1,485,131
Series 2024 , RB , 5.00% , 03/01/29 ...... 1,650 1,784,402
City of Greenville Electric System, Series 2024,
RB, 5.00%, 02/15/30 (BAM) .......... 1,500 1,638,491
City of Houston
Series 2017A , GO , 5.00% , 03/01/26 ..... 1,330 1,347,517
Series 2024B , GO , 5.00% , 03/01/26 ..... 2,815 2,852,075
Series 2016A , GO , 5.00% , 03/01/28 ..... 19,700 19,943,902
Series 2017A , GO , 5.00% , 03/01/28 ..... 9,430 9,768,279
City of Houston Combined Utility System
Series 2018C , RB , VRDN ( Barclays Bank plc
LOC ), 2.98% , 09/10/25
(c)
........... 20,000 20,000,000
Series 2024A , RB , 5.00% , 11/15/27 ..... 4,000 4,225,055
Series 1998A , RB , 0.00% , 12/01/27
(b)
.... 2,000 1,879,135
City of Lubbock, Series 2016, GO,
5.00%, 02/15/26 ................. 1,250 1,264,093
City of Plano, Series 2025, GO, 5.00%, 09/01/27 2,850 2,996,575
City of San Antonio
Series 2015 , GO , 5.00% , 02/01/27 ...... 4,915 4,923,951
Series 2024 , GO , 5.00% , 02/01/27 ...... 2,000 2,073,843
Series 2019 , GO , 5.00% , 08/01/27 ...... 125 131,198
Series 2024 , GO , 5.00% , 02/01/29 ...... 1,100 1,191,150
GO , 5.00% , 02/01/30
(a)
............. 6,290 6,917,186
City of San Antonio Electric & Gas Systems
Series 2018 , RB , 5.00% , 02/01/28 ...... 2,855 3,023,665
Series 2016 , RB , 5.00% , 02/01/29 ...... 5,325 5,445,267
Series 2022 , RB , 5.00% , 02/01/29 ...... 1,520 1,638,129
Series 2024D , RB , 5.00% , 02/01/29 ..... 5,430 5,872,323
Series 2015 , RB , 4.00% , 02/01/30 ...... 1,000 1,004,597
Series 2019 , RB , 4.00% , 02/01/30 ...... 320 338,629
Series 2016 , RB , 5.00% , 02/01/30 ...... 11,605 11,850,764
Series 2017 , RB , 5.00% , 02/01/30 ...... 2,600 2,710,081
Series 2024D , RB , 5.00% , 02/01/30 ..... 3,700 4,068,746

Schedule of Investments
(unaudited) (continued)
August 31, 2025
iShares
®
Short-Term National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Clear Creek Independent School District
Series 2024B , GO , 5.00% , 02/15/29 ..... USD 3,205 $ 3,462,146
Series 2024A , GO , 5.00% , 02/15/30 ( PSF ) 5,000 5,521,697
College Station Independent School District
Series 2025 , GO , 5.00% , 08/15/29 ( PSF )
(a)
2,000 2,193,577
Series 2025 , GO , 5.00% , 08/15/30 ( PSF ) .. 1,400 1,561,309
Collin County Community College District
Series 2024 , RB , 5.00% , 08/15/26 ...... 5,315 5,441,125
Series 2024 , RB , 5.00% , 08/15/28 ...... 5,860 6,291,206
Conroe Independent School District
Series 2019 , GO , 5.00% , 02/15/26 ( PSF ) .. 3,570 3,612,681
Series 2020A , GO , 5.00% , 02/15/27 ( PSF ) 5,975 6,203,553
Series 2016 , GO , 3.00% , 02/15/28 ( PSF ) .. 6,430 6,437,522
Series 2020A , GO , 5.00% , 02/15/28 ( PSF ) 9,795 10,416,964
Series 2024 , GO , 5.00% , 02/15/28 ( PSF ) .. 7,500 7,976,236
Series 2024 , GO , 5.00% , 02/15/29 ( PSF ) .. 5,000 5,434,160
County of Collin
Series 2025 , GO , 5.00% , 02/15/26 ...... 1,875 1,897,076
Series 2025 , GO , 5.00% , 02/15/27 ...... 835 866,332
Series 2025 , GO , 5.00% , 02/15/30 ...... 2,500 2,751,859
County of Denton
Series 2015 , GO , 3.00% , 07/15/26 ...... 7,330 7,331,277
Series 2017 , GO , 5.00% , 07/15/28 ...... 3,500 3,577,360
County of Fort Bend, Series B, GO,
5.00%, 03/01/29 ................. 1,250 1,251,056
County of Galveston, Series 2017, GO,
5.00%, 02/01/28 ................. 7,135 7,208,279
County of Harris
Series 2015A , GO , 5.00% , 10/01/25 ..... 2,320 2,324,854
Series 2015B , RB , 5.00% , 08/15/26 ..... 2,330 2,334,512
Series 2015A , GO , 5.00% , 10/01/27 ..... 6,335 6,346,955
Series 2015B , RB , 5.00% , 08/15/28 ..... 1,905 1,907,961
Series 2016A , RB , 5.00% , 08/15/28 ..... 2,455 2,506,972
Series 2015A , GO , 5.00% , 10/01/28 ..... 6,660 6,672,569
Series 2024A , GO , 5.00% , 09/15/29 ..... 1,000 1,097,551
Series 2025A , GO , 5.00% , 09/15/29
(a)
.... 5,000 5,487,753
Series 2025A , GO , 5.00% , 09/15/30
(a)
.... 2,665 2,967,008
County of Harris Toll Road
Series 2018A , RB , 5.00% , 08/15/29 ..... 330 348,786
Series 2022A , RB , 5.00% , 08/15/29 ..... 2,095 2,295,095
Series 2022A , RB , 5.00% , 08/15/30 ..... 6,205 6,885,656
County of Hays, Series 2017, GO,
5.00%, 02/15/28 ................. 1,010 1,045,777
County of Travis, GO, 5.00%, 03/01/29 ..... 10,000 10,863,875
County of Williamson
Series 2021 , GO , 4.00% , 02/15/26 ...... 10,000 10,073,441
Series 2020 , GO , 5.00% , 02/15/26 ...... 1,505 1,522,788
Series 2021 , GO , 4.00% , 02/15/27 ...... 5,000 5,123,126
Series 2021 , GO , 4.00% , 02/15/28 ...... 10,000 10,354,028
Series 2024 , GO , 5.00% , 02/15/29 ...... 5,000 5,421,851
Series 2025 , GO , 5.00% , 02/15/29
(a)
..... 5,000 5,421,850
GO , 5.00% , 02/15/30 ............... 3,105 3,419,182
Cypress-Fairbanks Independent School District
Series 2016 , GO , 5.00% , 02/15/26 ( PSF ) .. 5,180 5,241,929
Series 2020A , GO , 5.00% , 02/15/26 ( PSF ) 3,905 3,951,686
Series 2016 , GO , 5.00% , 02/15/27 ( PSF ) .. 1,325 1,340,177
Series 2018 , GO , 5.00% , 02/15/27 ( PSF ) .. 300 311,432
Series 2019A , GO , 5.00% , 02/15/27 ( PSF ) 185 192,050
Series 2020A , GO , 5.00% , 02/15/27 ( PSF ) 225 233,574
Series 2025 , GO , 5.00% , 02/15/29 ( PSF ) .. 5,000 5,434,160
Series 2023A , GO , 5.00% , 02/15/30 ( PSF ) 1,480 1,635,080
Dallas Area Rapid Transit
Series 2019 , RB , 5.00% , 12/01/25 ...... 1,230 1,237,461
Series 2016A , RB , 5.00% , 12/01/26 ..... 1,340 1,348,231
Series 2019 , RB , 5.00% , 12/01/27 ...... 7,000 7,398,364
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2019 , RB , 5.00% , 12/01/28 ...... USD 445 $ 480,562
Dallas College
Series 2023 , GO , 5.00% , 02/15/27 ...... 3,000 3,113,880
Series 2023 , GO , 5.00% , 02/15/28 ...... 3,020 3,207,962
Dallas Fort Worth International Airport
Series 2020B , RB , 5.00% , 11/01/25 ..... 2,525 2,535,156
Series 2020A , RB , 5.00% , 11/01/26 ..... 630 648,884
Series 2021B , RB , 5.00% , 11/01/26 ..... 1,605 1,652,922
Series 2020B , RB , 5.00% , 11/01/28 ..... 1,745 1,884,540
Series 2023B , RB , 5.00% , 11/01/28 ..... 5,915 6,387,996
Series 2024 , RB , 5.00% , 11/01/28 ...... 2,635 2,845,709
Series 2020A , RB , 5.00% , 11/01/29 ..... 4,300 4,726,885
Series 2024 , RB , 5.00% , 11/01/29 ...... 5,470 6,013,038
Dallas Independent School District
Series 2021 , GO , 4.00% , 02/15/27 ( PSF ) .. 7,180 7,352,660
Series 2023 , GO , 5.00% , 02/15/28 ( PSF ) .. 2,075 2,209,621
Series 2025A, Sub-Series 2025A-4 , GO ,
VRDN 5.00% , 02/15/29 ( PSF )
(c)
...... 7,120 7,663,593
Series 2025C , GO , 5.00% , 02/15/29 ( PSF ) 3,750 4,079,571
Series 2025A, Sub-Series 2025A-5 , GO ,
VRDN 5.00% , 02/15/30 ( PSF )
(c)
...... 6,500 7,108,096
Series 2025C , GO , 5.00% , 02/15/30 ( PSF )
(a)
3,800 4,205,764
Del Valle Independent School District
Series 2024 , GO , 5.00% , 06/15/27 ( PSF ) .. 1,030 1,077,791
Series 2022 , GO , 5.00% , 06/15/29 ( PSF ) .. 860 939,234
Denton Independent School District
Series 2023 , GO , 5.00% , 08/15/27 ( PSF ) .. 1,000 1,049,636
Series B1 , GO , VRDN 4.00% , 08/15/28
( PSF )
(c)
...................... 6,855 7,068,162
Series 2023 , GO , 5.00% , 08/15/28 ( PSF ) .. 1,820 1,957,542
Series 2016 , GO , 5.00% , 08/15/29 ( PSF ) .. 1,695 1,711,762
Series 2023 , GO , 5.00% , 08/15/29 ( PSF ) .. 3,000 3,291,553
Series B2 , GO , VRDN 4.00% , 08/15/30
( PSF )
(c)
...................... 3,200 3,362,292
Fort Bend Independent School District
Series 2017E , GO , 5.00% , 02/15/26 ( PSF ) 7,870 7,960,872
Series 2024B , GO , VRDN 4.00% , 08/01/27
( PSF )
(c)
...................... 12,180 12,456,095
Series 2019B , GO , 5.00% , 02/15/29 ( PSF ) 2,900 3,076,448
Series 2024A , GO , 5.00% , 08/15/29 ( PSF ) 2,550 2,799,841
Series 2019B , GO , 5.00% , 02/15/30 ( PSF ) 2,130 2,251,352
Fort Worth Independent School District, Series
2023, GO, 5.00%, 02/15/29 (PSF) ...... 1,160 1,257,915
Frisco Independent School District
Series 2025A , GO , 5.00% , 02/15/28 ( PSF )
(a)
1,000 1,061,775
Series 2016 , GO , 3.00% , 08/15/28 ( PSF ) .. 5,520 5,528,201
Series 2025 , GO , 5.00% , 02/15/30 ( PSF ) .. 6,080 6,676,717
Series 2025A , GO , 5.00% , 02/15/30 ( PSF )
(a)
3,800 4,172,948
Garland Independent School District
Series 2023A , GO , 5.00% , 02/15/28 ( PSF ) 2,100 2,233,346
Series 2016 , GO , 5.00% , 02/15/29 ( PSF ) .. 45 45,078
Series 2023A , GO , 5.00% , 02/15/29 ( PSF ) 925 1,005,640
Georgetown Independent School District
Series 2017A , GO , 5.00% , 08/15/29 ( PSF ) 3,055 3,196,856
Series 2025 , GO , 5.00% , 02/15/30 ( PSF ) .. 1,300 1,433,335
Grand Parkway Transportation Corp., Series
2023, RB, VRDN, 5.00%, 04/01/28
(c)
..... 2,800 2,944,193
Gregory-Portland Independent School District
Series 2025 , GO , 5.00% , 02/15/26 ( PSF ) .. 4,185 4,232,183
Series 2025 , GO , 5.00% , 02/15/30 ( PSF )
(a)
3,100 3,411,092
Harris County Flood Control District
Series 2025 , GO , 5.00% , 09/15/29 ...... 4,050 4,441,812
Series 2015B , RB , 5.00% , 10/01/29 ..... 10,000 10,018,872
Series 2025 , GO , 5.00% , 09/15/30
(a)
..... 6,285 6,994,101

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2025
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Hays Consolidated Independent School District
(a)
Series 2025 , GO , 5.00% , 02/15/29 ( PSF ) .. USD 750 $ 813,567
Series 2025 , GO , 5.00% , 02/15/30 ( PSF ) .. 700 771,176
Highland Park Independent School District,
Series 2025, GO, 5.00%, 02/15/29
(a)
..... 9,345 10,136,668
Houston Independent School District
Series 2025B , GO , 5.00% , 02/15/26 ( PSF )
(a)
2,000 2,024,184
Series 2025B , GO , 5.00% , 02/15/27 ( PSF ) 1,300 1,349,159
Series 2025A , GO , 5.00% , 02/15/29 ( PSF ) 3,380 3,667,642
Humble Independent School District
Series 2025 , GO , 5.00% , 02/15/26 ( PSF ) .. 2,500 2,529,889
Series 2025 , GO , 5.00% , 02/15/30 ( PSF )
(a)
8,675 9,595,566
Irving Independent School District, Series 2025,
GO, 5.00%, 02/15/29 (PSF) .......... 1,350 1,465,354
Katy Independent School District
Series 2025 , GO , 5.00% , 02/15/26 ( PSF )
(a)
2,275 2,302,199
Series 2019B , GO , 5.00% , 02/15/27 ( PSF ) 2,000 2,074,463
Series 2025 , GO , 5.00% , 02/15/27 ( PSF )
(a)
4,000 4,148,927
Series 2025 , GO , 5.00% , 02/15/28 ( PSF )
(a)
1,000 1,062,513
Series D , GO , 5.00% , 02/15/28 ( PSF ) .... 5,080 5,267,915
Series 2024 , GO , 5.00% , 02/15/30 ( PSF ) .. 1,360 1,499,489
Klein Independent School District
Series 2025 , GO , 5.00% , 08/01/27 ( PSF )
(a)
3,885 4,076,150
Series 2025 , GO , 5.00% , 08/01/30 ( PSF ) .. 1,250 1,391,436
Lamar Consolidated Independent School District
Series 2024A , GO , 5.00% , 02/15/26 ( PSF ) 1,625 1,643,985
Series 2018 , GO , 5.00% , 02/15/28 ( PSF ) .. 4,220 4,368,740
Series 2024A , GO , 5.00% , 02/15/29 ( PSF ) 3,960 4,301,112
Series 2024A , GO , 5.00% , 02/15/30 ( PSF ) 3,475 3,834,495
Leander Independent School District
Series 2025A , GO , 0.00% , 08/15/26 ( PSF )
(a) (b)
800 780,820
Series 2025B , GO , 0.00% , 08/15/28
(b)
.... 910 839,005
Series 2025B , GO , 5.00% , 08/15/30
(a)
.... 1,500 1,659,484
Lewisville Independent School District
Series 2020 , GO , 5.00% , 08/15/26 ( PSF ) .. 2,640 2,706,427
Series 2020 , GO , 5.00% , 08/15/27 ( PSF ) .. 430 451,680
Series 2016A , GO , 3.00% , 08/15/28 ( PSF ) 8,635 8,636,100
Series 2024 , GO , 5.00% , 08/15/29 ( PSF ) .. 2,670 2,929,482
Series 2025 , GO , 5.00% , 08/15/29 ( PSF )
(a)
1,000 1,096,788
Series 2025 , GO , 5.00% , 08/15/30 ( PSF ) .. 1,000 1,113,249
Lower Colorado River Authority
Series 2025A , RB , 5.00% , 05/15/27 ..... 2,500 2,604,539
Series 2019 , RB , 5.00% , 05/15/28 ...... 5,110 5,439,493
Series 2019A , RB , 5.00% , 05/15/28 ..... 1,335 1,421,081
Series 2020 , RB , 5.00% , 05/15/28 ...... 1,800 1,916,064
Series 2022 , RB , 5.00% , 05/15/28 ...... 1,875 1,995,900
Series 2023B , RB , VRDN 5.00% , 05/15/28
(c)
3,805 3,995,478
Series 2025 , RB , 5.00% , 05/15/28 ...... 4,000 4,257,920
Series 2016 , RB , 5.00% , 05/15/29 ...... 1,025 1,040,903
Series 2023 , RB , 5.00% , 05/15/29 ( AG ) ... 1,770 1,925,913
Series 2024 , RB , 5.00% , 05/15/29 ( AG ) ... 1,845 2,007,519
Series 2024A , RB , 5.00% , 05/15/29 ( AG ) .. 2,000 2,176,172
Series 2025 , RB , 5.00% , 05/15/29 ...... 12,155 13,189,786
Series 2025A , RB , 5.00% , 05/15/29 ..... 3,000 3,255,397
Series 2025A , RB , 5.00% , 05/15/30 ..... 4,750 5,233,305
Mesquite Independent School District
Series 2025 , GO , 5.00% , 08/15/26 ( PSF ) .. 900 922,302
Series 2025 , GO , 5.00% , 08/15/27 ( PSF ) .. 900 945,201
Series 2025 , GO , 5.00% , 08/15/30 ( PSF )
(a)
2,000 2,232,416
Metropolitan Transit Authority of Harris County
Sales & Use Tax
RB , 5.00% , 11/01/28 ............... 2,000 2,158,763
RB , 5.00% , 11/01/29 ............... 795 855,353
Series A , RB , 5.00% , 11/01/29 ......... 1,440 1,480,869
Security
Par (000)
Par (000) Value
Texas (continued)
Midland Independent School District, Series
2024, GO, 5.00%, 02/15/29 (PSF) ...... USD 3,185 $ 3,458,251
North Texas Municipal Water District Water
System
Series 2025 , RB , 5.00% , 09/01/27 ...... 1,615 1,698,991
Series 2016 , RB , 5.00% , 09/01/29 ...... 5,115 5,229,871
Series 2025 , RB , 5.00% , 09/01/30
(a)
..... 2,000 2,229,634
North Texas Tollway Authority
Series 2019B , RB , 5.00% , 01/01/26 ..... 2,430 2,448,970
Series B , RB , 5.00% , 01/01/26 ......... 50 50,088
Series 2021B , RB , 5.00% , 01/01/27 ..... 2,465 2,551,882
Series 2008D , RB , 0.00% , 01/01/28 ( AG )
(b)
10,000 9,356,596
Series 2019B , RB , 5.00% , 01/01/28 ..... 4,405 4,658,580
Series 2022B , RB , 5.00% , 01/01/28 ..... 2,860 3,024,640
Series 2016A , RB , 5.00% , 01/01/29 ..... 1,765 1,779,726
Series 2024A , RB , 5.00% , 01/01/29 ..... 4,840 5,227,429
Series 2016A , RB , 5.00% , 01/01/30 ..... 4,180 4,213,231
Series 2024B , RB , 5.00% , 01/01/30 ..... 9,065 9,929,013
Series A , RB , 5.00% , 01/01/30 ......... 2,875 2,897,857
Northside Independent School District, Series
2020, GO, VRDN, 3.55%, 06/01/28 (PSF)
(c)
2,835 2,880,317
Permanent University Fund - Texas A&M
University System
Series 2023 , RB , 5.00% , 07/01/27 ...... 1,085 1,138,809
Series 2023 , RB , 5.00% , 07/01/28 ...... 3,850 4,126,398
Permanent University Fund - University of Texas
System
Series 2016B , RB , 5.00% , 07/01/27 ..... 150 153,160
Series 2022A , RB , 5.00% , 07/01/27 ..... 9,750 10,233,541
Series 2022A , RB , 5.00% , 07/01/28 ..... 1,305 1,399,430
Series 2006B , RB , 5.25% , 07/01/28 ..... 1,600 1,727,581
Series 2024A , RB , 5.00% , 07/01/29 ..... 1,750 1,917,092
Pflugerville Independent School District, Series
2019A, GO, 5.00%, 02/15/30 (PSF) ..... 1,055 1,116,655
Plano Independent School District
Series 2016A , GO , 5.00% , 02/15/27 ( PSF ) 3,540 3,578,940
Series 2016A , GO , 5.00% , 02/15/28 ( PSF ) 5,000 5,055,790
Series 2025 , GO , 5.00% , 02/15/29 ( PSF ) .. 1,595 1,725,780
Series 2025 , GO , 5.00% , 02/15/30 ( PSF )
(a)
3,000 3,298,405
Richardson Independent School District, Series
2017, GO, 5.00%, 02/15/29 (PSF) ...... 3,000 3,033,474
Round Rock Independent School District
Series 2019A , GO , 5.00% , 08/01/27 ( PSF ) 145 152,106
Series 2018 , GO , 5.00% , 08/01/30 ...... 5,000 5,208,736
San Antonio Independent School District
Series 2025 , GO , 5.00% , 08/15/26 ( PSF ) .. 1,755 1,797,483
Series 2025 , GO , 5.00% , 08/15/30 ( PSF ) .. 1,600 1,779,623
San Antonio Water System
Series 2013F , RB , VRDN 1.00% , 11/01/26
(c)
2,000 1,947,193
Series 2020A , RB , 5.00% , 05/15/28 ..... 1,100 1,175,692
Series 2018A , RB , 5.00% , 05/15/29 ..... 2,365 2,515,447
Series 2020A , RB , 5.00% , 05/15/29 ..... 2,560 2,791,188
Series 2021A , RB , 5.00% , 05/15/29 ..... 1,955 2,131,552
Series 2022B , RB , 5.00% , 05/15/29 ..... 920 1,003,083
Sherman Independent School District
Series 2025 , GO , 5.00% , 02/15/26 ( PSF ) .. 1,445 1,461,882
Series 2023B , GO , 5.00% , 02/15/29 ( PSF ) 1,000 1,083,719
Southwest Higher Education Authority, Inc.
Series 2016A , RB , 5.00% , 10/01/28 ..... 2,725 2,793,243
Series 2016A , RB , 5.00% , 10/01/29 ..... 1,470 1,506,179
Spring Independent School District
Series 2017 , GO , 5.00% , 08/15/28 ( PSF ) .. 6,905 7,062,381
Series 2017A , GO , 5.00% , 08/15/28 ..... 5,940 6,062,744
Series 2025 , GO , 5.00% , 08/15/30 ( PSF ) .. 2,360 2,635,417

Schedule of Investments
(unaudited) (continued)
August 31, 2025
iShares
®
Short-Term National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
State of Texas
Series 2016 , GO , 5.00% , 10/01/25 ...... USD 50 $ 50,100
Series A , GO , 5.00% , 10/01/25 ........ 4,000 4,008,037
Series 2016 , GO , 5.00% , 04/01/26 ...... 2,885 2,928,441
Series 2016A , GO , 5.00% , 04/01/26 ..... 4,270 4,334,296
Series 2015A , GO , 5.00% , 10/01/26 ..... 2,845 2,850,668
Series A , GO , 5.00% , 10/01/26 ........ 2,000 2,056,927
Series 2015A , GO , 5.00% , 10/01/27 ..... 7,045 7,057,227
Series 2024A , GO , 5.00% , 04/01/28 ..... 2,000 2,028,687
Series 2024 , GO , 5.00% , 10/01/28 ...... 4,165 4,500,851
Series 2016 , GO , 5.00% , 04/01/29 ...... 14,570 14,772,214
Series 2016A , GO , 5.00% , 04/01/29 ..... 2,160 2,189,978
Series 2024 , GO , 5.00% , 10/01/29 ...... 1,665 1,834,116
Tarrant Regional Water District, Series 2025, RB,
5.00%, 09/01/29 ................. 7,365 8,081,090
Tarrant Regional Water District Water Supply
System
Series 2015 , RB , 5.00% , 03/01/27 ...... 1,390 1,392,616
Series 2015 , RB , 5.00% , 03/01/28 ...... 1,000 1,001,700
Series 2024 , RB , 5.00% , 03/01/29 ...... 1,500 1,630,046
Texas A&M University
Series 2016C , RB , 5.00% , 05/15/26 ..... 255 259,795
Series 2017E , RB , 5.00% , 05/15/26 ..... 3,160 3,219,424
Series 2017C , RB , 5.00% , 05/15/27 ..... 1,660 1,736,506
Series 2017E , RB , 5.00% , 05/15/27 ..... 5,760 6,025,465
Series 2021A , RB , 5.00% , 05/15/27 ..... 1,460 1,527,288
Series 2024A , RB , 5.00% , 05/15/28 ..... 3,500 3,740,381
Series 2016E , RB , 3.00% , 05/15/29 ..... 655 656,279
Series 2021A , RB , 5.00% , 05/15/29 ..... 1,005 1,096,699
Series 2024A , RB , 5.00% , 05/15/29 ..... 5,000 5,456,212
Texas Department of Transportation State
Highway Fund
Series 2015 , RB , 5.00% , 10/01/25 ...... 29,190 29,250,330
Series 2016A , RB , 5.00% , 10/01/25 ..... 1,605 1,608,317
Series 2015 , RB , 5.00% , 10/01/26 ...... 8,920 9,180,668
Texas Public Finance Authority, Series 2019, RB,
5.00%, 02/01/27 ................. 2,870 2,976,339
Texas State University System
Series 2017A , RB , 5.00% , 03/15/26 ..... 565 573,032
Series 2024 , RB , 5.00% , 03/15/28 ...... 5,000 5,314,267
Series 2017A , RB , 5.00% , 03/15/29 ..... 5,250 5,438,573
Series 2024 , RB , 5.00% , 03/15/29 ...... 4,325 4,690,557
Texas Tech University System
Series 2025A , RB , 5.00% , 02/15/29 ..... 2,620 2,839,606
Series 2025A , RB , 5.00% , 02/15/30 ..... 1,890 2,079,118
Texas Transportation Commission
Series 2014B , GO , VRDN 0.65% , 04/01/26
(c)
5,000 4,919,662
Series 2024 , GO , 5.00% , 04/01/29 ...... 7,000 7,604,508
Texas Water Development Board
Series 2017A , RB , 5.00% , 04/15/26 ..... 725 736,934
Series 2018B , RB , 5.00% , 04/15/26 ..... 335 340,515
Series 2020 , RB , 5.00% , 08/01/26 ...... 600 614,730
Series 2019A , RB , 5.00% , 10/15/26 ..... 805 829,283
Series 2018 , RB , 5.00% , 08/01/27 ...... 420 441,547
Series 2019A , RB , 5.00% , 10/15/27 ..... 1,860 1,964,794
Series 2017A , RB , 5.00% , 04/15/28 ..... 11,170 11,764,522
Series 2023A , RB , 5.00% , 04/15/28 ..... 1,000 1,068,623
Series 2024A , RB , 5.00% , 04/15/28 ..... 1,600 1,709,797
Series 2024A , RB , 5.00% , 04/15/29 ..... 2,000 2,183,654
Series 2017A , RB , 5.00% , 04/15/30 ..... 1,095 1,148,812
Tomball Independent School District
Series 2025 , GO , 5.00% , 02/15/27 ( PSF ) .. 1,585 1,644,705
Series 2024 , GO , 5.00% , 02/15/29 ( PSF ) .. 7,820 8,499,027
Security
Par (000)
Par (000) Value
Texas (continued)
Trinity River Authority Central Regional
Wastewater System
Series 2017 , RB , 5.00% , 08/01/28 ...... USD 3,370 $ 3,530,536
Series 2021 , RB , 5.00% , 08/01/28 ...... 1,590 1,704,816
Series 2022 , RB , 5.00% , 08/01/28 ...... 1,285 1,377,792
Series 2017 , RB , 5.00% , 08/01/29 ...... 135 141,149
Series 2018 , RB , 5.00% , 08/01/29 ...... 1,890 2,016,159
Series 2019 , RB , 5.00% , 08/01/30 ...... 1,685 1,832,183
University of North Texas System
Series 2017A , RB , 5.00% , 04/15/28 ..... 1,200 1,245,688
Series 2025A , RB , 5.00% , 04/15/28 ..... 500 533,196
Series 2017A , RB , 5.00% , 04/15/29 ..... 4,680 4,853,387
Series 2025A , RB , 5.00% , 04/15/29 ..... 750 816,561
Series 2025A , RB , 5.00% , 04/15/30
(a)
.... 480 531,244
Waller Consolidated Independent School District,
Series 2025, GO, 5.00%, 02/15/30 (PSF)
(a)
. 1,280 1,405,060
Weatherford Independent School District, Series
2024, GO, 5.00%, 02/15/26 (PSF) ...... 5,400 5,462,106
1,251,654,792
Utah — 0.5%
Alpine School District, Series 2021A, GO,
5.00%, 03/15/27 (GTD) ............. 6,000 6,247,445
Intermountain Power Agency
Series 2023A , RB , 5.00% , 07/01/26 ..... 1,000 1,019,583
Series 2022A , RB , 5.00% , 07/01/27 ..... 3,500 3,653,018
Series 2022A , RB , 5.00% , 07/01/28 ..... 2,000 2,131,593
Series 2022A , RB , 5.00% , 07/01/29 ..... 3,815 4,138,187
Series 2023A , RB , 5.00% , 07/01/29 ..... 2,000 2,169,429
Local Building Authority of Alpine School District,
Series 2025, RB, 5.00%, 03/15/30 ...... 1,000 1,109,866
State of Utah
Series 2018 , GO , 5.00% , 07/01/26 ...... 1,745 1,783,809
Series 2020 , GO , 5.00% , 07/01/26 ...... 5,090 5,203,203
Series 2020B , GO , 5.00% , 07/01/26 ..... 3,000 3,066,721
Series 2017 , GO , 5.00% , 07/01/27 ...... 25 25,889
Series 2020B , GO , 5.00% , 07/01/27 ..... 8,165 8,562,297
University of Utah (The)
Series 2017B-1 , RB , 5.00% , 08/01/26 ( SAP ) 1,500 1,536,836
Series 2022B , RB , 5.00% , 08/01/27 ..... 1,605 1,685,511
Series B1 , RB , 5.00% , 08/01/29 ........ 2,000 2,041,867
Utah Transit Authority
Series 2025 , RB , 5.00% , 12/15/26
(a)
..... 1,400 1,447,663
Series 2025 , RB , 5.00% , 12/15/29
(a)
..... 1,835 2,029,280
Series 2024 , RB , 5.00% , 06/15/30 ...... 2,500 2,783,894
50,636,091
Vermont — 0.1%
Vermont Municipal Bond Bank, Series 2025-3,
RB, 5.00%, 12/01/27
(a)
............. 8,960 9,481,888
Virginia — 3.3%
City of Alexandria
Series 2021A , GO , 5.00% , 12/15/25 ( SAW ) 2,775 2,795,801
Series 2022B , GO , 5.00% , 12/15/25 ..... 5,195 5,233,942
Series 2023 , GO , 5.00% , 12/15/27 ( SAW ) . 8,115 8,618,559
City of Harrisonburg, Series 2021A, GO,
5.00%, 07/15/26 (SAW) ............ 7,165 7,331,217
City of Norfolk, Series 2017C, GO,
5.00%, 09/01/31 (SAW) ............ 1,600 1,662,165
Commonwealth of Virginia
Series 2024B , GO , 5.00% , 06/01/26 ..... 10,000 10,199,455
Series B , GO , 5.00% , 06/01/27 ........ 1,000 1,018,928
County of Arlington
Series 2017 , GO , 5.00% , 08/15/26 ...... 260 266,730

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2025
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Virginia (continued)
Series B , GO , 5.00% , 08/15/26 ........ USD 1,450 $ 1,487,533
Series B , GO , 5.00% , 08/15/27 ........ 75 76,884
Series 2019 , GO , 5.00% , 06/15/28 ...... 560 601,748
County of Fairfax
Series 2021A , GO , 4.00% , 10/01/25 ( SAW ) 2,235 2,237,779
Series 2022A , GO , 4.00% , 10/01/25 ( SAW ) 5,825 5,832,242
Series 2014B , GO , 5.00% , 10/01/25 ( SAW ) 3,525 3,530,990
Series 2016A , GO , 4.00% , 10/01/26 ( SAW ) 235 237,188
Series 2019A , GO , 4.00% , 10/01/26 ( SAW ) 1,415 1,439,908
Series 2024A , GO , 5.00% , 10/01/26 ( SAW ) 5,875 6,040,721
Series 2021A , GO , 4.00% , 10/01/27 ( SAW ) 150 155,309
Series 2022A , GO , 4.00% , 10/01/27 ( SAW ) 3,750 3,882,723
Series 2023A , GO , 4.00% , 10/01/28 ( SAW ) 3,000 3,154,279
Series 2020A , GO , 5.00% , 10/01/28 ( SAW ) 460 497,697
Series 2024A , GO , 5.00% , 10/01/28 ( SAW ) 5,775 6,248,258
County of Loudoun
Series 2019A , GO , 5.00% , 12/01/25 ( SAW ) 9,000 9,055,619
Series 2020B , GO , 5.00% , 12/01/25 ( SAW ) 95 95,587
Series 2021A , GO , 5.00% , 12/01/26 ( SAW ) 515 532,232
Series 2017A , GO , 3.00% , 12/01/28 ( SAW ) 5,435 5,453,056
Series 2017A , GO , 3.00% , 12/01/29 ( SAW ) 5,235 5,247,313
Hampton Roads Sanitation District, Series
2016A, RB, 5.00%, 08/01/34 ......... 120 122,926
Hampton Roads Transportation Accountability
Commission
Series 2018A , RB , 5.00% , 07/01/52 ..... 16,000 17,022,245
Series 2018A , RB , 5.50% , 07/01/57 ..... 7,650 8,225,206
Virginia College Building Authority
Series 2020A , RB , 5.00% , 02/01/26 ..... 1,520 1,536,618
Series 2017E , RB , 5.00% , 02/01/26 ..... 465 470,084
Series 2022A , RB , 5.00% , 02/01/26 ..... 6,650 6,722,705
Series 2021A , RB , 5.00% , 02/01/26 ..... 11,010 11,130,373
Series B , RB , 5.00% , 02/01/27 ......... 80 83,067
Series 2017E , RB , 5.00% , 02/01/27 ..... 18,410 19,115,863
Series A , RB , 5.00% , 02/01/27 ......... 515 520,383
Series 2021A , RB , 5.00% , 02/01/27 ..... 9,130 9,480,056
Series 2020A , RB , 5.00% , 02/01/27 ..... 730 757,989
Series B , RB , 4.00% , 02/01/28 ......... 2,000 2,010,952
Series 2017E , RB , 5.00% , 02/01/28 ..... 1,250 1,328,238
Series B , RB , 5.00% , 09/01/28 ( ST
INTERCEPT ) .................. 1,655 1,657,964
Series B , RB , 4.00% , 02/01/29 ......... 5,000 5,026,836
Series 2017C , RB , 4.00% , 02/01/29 ..... 10,000 10,185,998
Series 2017E , RB , 5.00% , 02/01/29 ..... 1,050 1,111,534
Series 2016A , RB , 5.00% , 09/01/29 ( ST
INTERCEPT ) .................. 6,610 6,761,649
Series 2017E , RB , 5.00% , 02/01/30 ..... 4,000 4,224,435
Series 2017C , RB , 5.00% , 02/01/30 ..... 2,315 2,391,056
Series 2019A , RB , 5.00% , 02/01/30 ..... 1,555 1,679,414
Virginia Commonwealth Transportation Board
Series 2017 , RB , 5.00% , 09/15/25 ...... 825 825,757
Series 2017 , RB , 5.00% , 03/15/26 ...... 9,565 9,696,306
Series 2017A , RB , 5.00% , 05/15/26 ..... 710 722,847
Series 2017 , RB , 5.00% , 09/15/26 ...... 365 374,849
Series 2017A , RB , 5.00% , 05/15/27 ..... 5,505 5,750,157
Series 2017 , RB , 5.00% , 09/15/27 ...... 180 189,604
Series 2016 , RB , 5.00% , 03/15/28 ...... 500 512,441
Series 2018 , RB , 3.00% , 05/15/30 ...... 5,550 5,577,416
Series 2017A , RB , 5.00% , 05/15/30 ..... 8,365 8,785,597
Virginia Public Building Authority
Series 2015B , RB , 5.00% , 08/01/26 ..... 3,050 3,062,028
Series 2020B , RB , 5.00% , 08/01/26 ..... 4,075 4,174,294
Series 2021A-1 , RB , 5.00% , 08/01/26 .... 9,005 9,224,422
Series 2022A , RB , 5.00% , 08/01/26 ..... 5,500 5,634,017
Series B , RB , 5.00% , 08/01/26 ......... 280 286,823
Security
Par (000)
Par (000) Value
Virginia (continued)
Series 2020A , RB , 5.00% , 08/01/27 ..... USD 50 $ 52,546
Series A , RB , 5.00% , 08/01/27 ......... 3,000 3,075,106
Series A , RB , 3.00% , 08/01/28 ......... 4,260 4,270,632
Series 2022A , RB , 5.00% , 08/01/28 ..... 4,370 4,706,322
Series 2017A , RB , 5.00% , 08/01/29 ..... 155 162,423
Series 2025A , RB , 5.00% , 08/01/29
(a)
.... 4,245 4,669,107
Virginia Public School Authority
Series 2016 , RB , 5.00% , 08/01/26 ( SAW ) . 2,125 2,176,974
Series 2017B , RB , 5.00% , 08/01/26 ( ST
INTERCEPT ) .................. 1,360 1,393,388
Series 2022 , RB , 5.00% , 01/15/27 ( SAW ) . 3,550 3,678,311
Series XI , RB , 5.00% , 04/15/27 ........ 2,745 2,863,894
Series 2025B , RB , 5.00% , 08/01/27 ( SAW ) 10,000 10,513,014
Series 2016A , RB , 3.00% , 08/01/28 ( ST
INTERCEPT ) .................. 1,475 1,478,416
Series 2016B , RB , 3.00% , 08/01/28 ( ST
INTERCEPT ) .................. 6,835 6,850,830
Series 2020B , RB , 5.00% , 08/01/28 ( ST
INTERCEPT ) .................. 125 134,510
Series 2024 , RB , 5.00% , 10/01/30 ...... 5,580 6,258,069
Virginia Resources Authority
Series 2016C , RB , 5.00% , 11/01/28 ..... 1,085 1,117,453
Series 2024B , RB , 5.00% , 11/01/28 ..... 4,265 4,617,435
Virginia Resources Authority Clean Water
Revolving Fund
Series 2025 , RB , 5.00% , 10/01/26
(a)
..... 4,250 4,374,197
Series 2025 , RB , 5.00% , 10/01/27
(a)
..... 8,005 8,451,789
Series 2025 , RB , 5.00% , 10/01/29 ...... 4,000 4,411,579
334,572,007
Washington — 4.1%
Central Puget Sound Regional Transit Authority
Series 2021S-1 , RB , 5.00% , 11/01/25 .... 2,000 2,008,744
Series 2015S-1 , RB , 5.00% , 11/01/26 .... 2,670 2,681,677
Series 2016S-1 , RB , 5.00% , 11/01/26 .... 1,260 1,299,534
Series 2021S-1 , RB , 5.00% , 11/01/26 .... 3,885 4,006,898
Series 2021S1 , RB , 5.00% , 11/01/29 .... 1,000 1,106,167
Series 2015S-1 , RB , 5.00% , 11/01/30 .... 4,190 4,208,325
Series 2015S-1 , RB , 5.00% , 11/01/31 .... 6,065 6,091,525
Series 2015S-1 , RB , 5.00% , 11/01/32 .... 3,805 3,821,641
Series 2015S-1 , RB , 5.00% , 11/01/35 .... 1,990 1,998,703
Series 2015S-1 , RB , 5.00% , 11/01/45 .... 7,100 7,131,052
Series 2015S-1 , RB , 5.00% , 11/01/50 .... 15,050 15,115,821
City of Seattle
Series 2022 , RB , 5.00% , 09/01/25 ...... 8,095 8,095,000
Series 2023B , RB , VRDN ( TD Bank NA
LOC ), 3.90% , 09/03/25
(c)
........... 4,800 4,800,000
Series 2016 , RB , 4.00% , 04/01/26 ...... 130 131,289
Series 2020A , RB , 5.00% , 07/01/26 ..... 1,015 1,037,750
Series 2022 , RB , 5.00% , 07/01/26 ...... 5,000 5,112,070
Series 2022A , GO , 4.00% , 09/01/26 ..... 2,000 2,034,145
Series 2017C , RB , 5.00% , 09/01/26 ..... 3,225 3,312,329
Series 2023A , GO , 5.00% , 11/01/26 ..... 1,380 1,423,300
Series 2021A , GO , 5.00% , 12/01/26 ..... 2,495 2,578,933
Series 2025 , RB , 5.00% , 02/01/27 ...... 1,205 1,250,003
Series 2016 , RB , 5.00% , 04/01/27 ...... 1,555 1,577,862
Series 2022 , RB , 5.00% , 07/01/27 ...... 2,905 3,043,724
Series 2023A , RB , 5.00% , 03/01/28 ..... 13,645 14,533,955
Series 2017C , RB , 5.00% , 09/01/28 ..... 105 110,322
Series 2025 , RB , 5.00% , 05/01/29
(a)
..... 1,730 1,890,772
Series 2025 , RB , 5.00% , 02/01/30 ...... 2,365 2,617,710
Series 2025 , RB , 5.00% , 05/01/30 ...... 1,000 1,112,958
City of Seattle Water System
(a)
Series 2025 , RB , 5.00% , 05/01/29 ...... 3,500 3,826,550
Series 2025 , RB , 5.00% , 05/01/30 ...... 775 861,457

Schedule of Investments
(unaudited) (continued)
August 31, 2025
iShares
®
Short-Term National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Washington (continued)
Clark County Public Utility District No. 1 Electric
Series 2024 , RB , 5.00% , 01/01/28 ...... USD 915 $ 969,243
Series 2024 , RB , 5.00% , 01/01/29 ...... 720 779,637
Series 2024 , RB , 5.00% , 01/01/30 ...... 700 770,437
Clark County School District No. 37 Vancouver,
Series 2018, GO, 5.00%, 12/01/29 (GTD) . 500 537,304
County of King
Series 2024 , RB , VRDN ( Bank of America NA
SBPA ), 3.93% , 09/03/25
(c)
.......... 30,600 30,600,000
Series 2021A , GO , 4.00% , 01/01/27 ..... 1,705 1,743,565
Series 2023 , RB , 5.00% , 01/01/28 ...... 9,310 9,879,350
Series 2021A , GO , 5.00% , 01/01/29 ..... 1,000 1,086,175
County of Snohomish
Series 2022 , GO , 5.00% , 12/01/25 ...... 2,000 2,012,833
Series 2022 , GO , 5.00% , 12/01/26 ...... 1,500 1,550,460
Energy Northwest
Series 2016A , RB , 5.00% , 07/01/26 ..... 245 250,326
Series 2021A , RB , 5.00% , 07/01/26 ..... 715 730,544
Series 2022A , RB , 5.00% , 07/01/26 ..... 1,735 1,772,719
Series 2018C , RB , 5.00% , 07/01/28 ..... 1,910 2,050,286
Series 2020A , RB , 5.00% , 07/01/28 ..... 15,000 16,101,721
Series 2017-A , RB , 5.00% , 07/01/29 ..... 180 188,067
Series 2025A , RB , 5.00% , 07/01/29 ..... 4,000 4,378,583
Series 2018C , RB , 5.00% , 07/01/30 ..... 2,175 2,317,848
Series 2025A , RB , 5.00% , 07/01/30 ..... 1,800 2,002,272
Grant County Public Utility District No. 2 Priest
Rapids Hydroelectric Project
Series 2024B , RB , 5.00% , 01/01/27 ..... 2,000 2,069,156
Series 2024B , RB , 5.00% , 01/01/28 ..... 1,500 1,590,678
Series 2024B , RB , 5.00% , 01/01/29 ..... 1,500 1,625,748
King County School District No. 401 Highline
Series 2017 , GO , 5.00% , 12/01/28 ( GTD ) . 145 149,225
Series 2017 , GO , 4.00% , 12/01/29 ( GTD ) . 1,950 1,981,397
King County School District No. 405 Bellevue,
Series 2016, GO, 5.00%, 12/01/27 (GTD) . 360 371,071
King County School District No. 411 Issaquah,
Series 2017, GO, 5.00%, 12/01/28 (GTD) . 1,985 2,048,791
King County School District No. 414
Lake Washington, Series 2020, GO,
4.00%, 12/01/28 (GTD) ............. 4,000 4,193,391
Port of Seattle
Series 2022A , RB , 5.00% , 08/01/26 ..... 1,175 1,202,993
Series 2022A , RB , 5.00% , 08/01/27 ..... 2,500 2,623,965
Series 2024A , RB , 5.00% , 03/01/28 ..... 2,200 2,345,258
Series 2016 , RB , 5.00% , 02/01/29 ...... 500 504,996
Series 2024A , RB , 5.00% , 03/01/29 ..... 1,500 1,635,229
Series 2022A , RB , 5.00% , 08/01/29 ..... 3,000 3,298,081
Series 2016 , RB , 5.00% , 02/01/30 ...... 165 166,594
Port of Tacoma
Series 2008B , RB , VRDN ( Bank of America
NA LOC ), 2.83% , 09/10/25
(c)
........ 6,280 6,280,000
Series 2016A , GO , 5.00% , 12/01/28 ..... 790 811,128
State of Washington
Series 2017D , GO , 5.00% , 02/01/26 ..... 3,080 3,113,407
Series 2018C , GO , 5.00% , 02/01/26 ..... 175 176,898
Series R-2022C , GO , 4.00% , 07/01/26 ... 2,500 2,534,956
Series R-2025C , GO , 5.00% , 07/01/26 ... 3,340 3,414,004
Series R-2025B , GO , 5.00% , 07/01/26 ... 1,660 1,696,780
Series R-2020D , GO , 5.00% , 07/01/26 ... 5,335 5,453,207
Series R-2016B , GO , 5.00% , 07/01/26 ... 2,215 2,233,977
Series R-2017B , GO , 4.00% , 08/01/26 ... 120 121,856
Series R-2022B , GO , 5.00% , 02/01/27 ... 5,015 5,205,799
Series 2017D , GO , 5.00% , 02/01/27 ..... 45 46,712
Series 2021C , GO , 5.00% , 02/01/27 ..... 165 171,278
Series 2022C , GO , 5.00% , 02/01/27 ..... 19,030 19,754,010
Security
Par (000)
Par (000) Value
Washington (continued)
Series R-2022D , GO , 4.00% , 07/01/27 ... USD 5,000 $ 5,153,256
Series R-2020C , GO , 5.00% , 07/01/27 ... 95 99,605
Series 2020A , GO , 5.00% , 08/01/27 ..... 50 52,566
Series R-2024A , GO , 5.00% , 02/01/28 ... 6,270 6,669,785
Series 2022C , GO , 5.00% , 02/01/28 ..... 840 893,560
Series 2005C , GO , 0.00% , 06/01/28
( AMBAC )
(b)
.................... 3,855 3,601,844
Series 2024B , GO , 5.00% , 06/01/28 ..... 9,575 10,266,304
Series 2020E , GO , 5.00% , 06/01/28 ..... 2,000 2,144,398
Series R-2016C , GO , 5.00% , 07/01/28 ... 1,250 1,260,808
Series R-2017B , GO , 5.00% , 08/01/28 ... 5,740 5,876,926
Series 2024A , GO , 5.00% , 08/01/28 ..... 14,540 15,650,981
Series R-2023A , GO , 5.00% , 08/01/28 ... 19,160 20,623,989
Series 2025A , COP , 5.00% , 01/01/29
(a)
... 8,100 8,784,457
Series 2024C , GO , 5.00% , 02/01/29 ..... 16,885 18,372,217
Series 2016C , GO , 5.00% , 02/01/29 ..... 1,800 1,819,297
Series R-2025B , GO , 5.00% , 07/01/29 ... 3,585 3,933,956
Series R-2023A , GO , 5.00% , 08/01/29 ... 4,000 4,396,662
Series R-2017A , GO , 5.00% , 08/01/29 ... 10,660 10,908,431
Series 2025A , COP , 5.00% , 01/01/30 .... 2,655 2,932,491
Series R-2022C , GO , 4.00% , 07/01/30 ... 1,750 1,869,174
Series R-2018C , GO , 5.00% , 08/01/30 ... 3,550 3,714,910
Series R-2018D , GO , 5.00% , 08/01/30 ... 5,560 5,818,281
University of Washington
Series 2022C , RB , VRDN 4.00% , 08/01/27
(c)
12,965 13,204,491
Series 2025A , RB , 5.00% , 04/01/29
(a)
.... 2,500 2,727,924
Series 2024A , RB , 5.00% , 04/01/30 ..... 2,840 3,145,377
Series 2025A , RB , 5.00% , 04/01/30 ..... 2,000 2,215,054
421,498,915
West Virginia — 0.2%
State of West Virginia
Series 2015A , GO , 3.00% , 11/01/25 ..... 425 425,207
Series 2018A , GO , 5.00% , 06/01/28 ..... 4,710 5,043,400
Series 2019A , GO , 5.00% , 12/01/28 ..... 100 108,260
West Virginia Commissioner of Highways
Series 2017A , RB , 5.00% , 09/01/26 ..... 1,045 1,071,789
Series 2017A , RB , 5.00% , 09/01/29 ..... 5,300 5,535,418
West Virginia Economic Development Authority,
Series 2017, RB, 5.00%, 06/15/29 ...... 5,000 5,214,450
West Virginia Parkways Authority, Series 2021,
RB, 5.00%, 06/01/29 .............. 1,490 1,624,959
19,023,483
Wisconsin — 1.6%
City of Milwaukee
Series 2021N-3 , GO , 5.00% , 04/01/26 ... 12,535 12,701,632
Series 2021N-4 , GO , 5.00% , 04/01/26 ... 5,425 5,497,116
Series 2018N4 , GO , 5.00% , 04/01/27 .... 2,945 3,053,920
Germantown School District
Series 2017A , GO , 4.00% , 04/01/34 ..... 4,585 4,711,729
Series 2017A , GO , 4.00% , 04/01/36 ..... 6,795 6,982,813
Series 2017A , GO , 4.00% , 04/01/37 ..... 7,070 7,265,414
Green Bay Area Public School District
GO , 5.00% , 04/01/28 ............... 835 889,973
GO , 5.00% , 04/01/29
(a)
............. 1,555 1,693,683
GO , 5.00% , 04/01/30 ............... 1,730 1,913,199
Madison Metropolitan School District
(a)
Series 2025A , GO , 5.00% , 03/01/29 ..... 2,865 3,118,414
Series 2025A , GO , 5.00% , 03/01/30 ..... 1,000 1,107,707
Racine Unified School District, GO,
5.00%, 04/01/30 ................. 3,150 3,472,099
State of Wisconsin
Series 2016-2 , GO , 5.00% , 11/01/25 ..... 2,715 2,726,459
Series 2017-2 , GO , 5.00% , 11/01/25 ..... 2,240 2,249,455

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
August 31, 2025
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Par (000) Value
Wisconsin (continued)
Series 2022-1 , GO , 5.00% , 05/01/26 ..... USD 8,185 $ 8,329,606
Series 2021B , GO , 5.00% , 05/01/26 ..... 5,725 5,826,145
Series 2021-1 , GO , 5.00% , 05/01/26 ..... 1,000 1,017,667
Series 2021-2 , GO , 5.00% , 05/01/26 ..... 1,835 1,867,419
Series 2017-2 , GO , 5.00% , 11/01/26 ..... 3,995 4,120,312
Series 2020B , GO , 5.00% , 05/01/27 ..... 1,775 1,854,894
Series 2021-2 , GO , 5.00% , 05/01/27 ..... 3,055 3,192,507
Series 2017-2 , GO , 5.00% , 11/01/27 ..... 485 506,201
Series 2017-1 , GO , 5.00% , 11/01/27 ..... 765 798,440
Series 2021-1 , GO , 5.00% , 05/01/28 ..... 4,500 4,813,818
Series 2021A , GO , 5.00% , 05/01/28 ..... 1,315 1,406,705
Series 2023-1 , GO , 5.00% , 05/01/28 ..... 12,885 13,783,565
Series 2019A , RB , 5.00% , 05/01/28 ..... 15,180 15,848,429
Series 2025-3 , GO , 5.00% , 05/01/29 ..... 5,000 5,465,865
Series 2024-1 , GO , 5.00% , 05/01/29 ..... 4,000 4,372,692
Series 2024-2 , GO , 5.00% , 05/01/29 ..... 1,880 2,055,165
Series 2021-2 , GO , 5.00% , 05/01/30 ..... 5,000 5,559,316
Series 2025-3 , GO , 5.00% , 05/01/30 ..... 5,000 5,559,315
State of Wisconsin Environmental Improvement
Fund, Series 2021A, RB, 5.00%, 06/01/26 . 1,405 1,433,023
Sun Prairie Area School District, GO,
5.00%, 03/01/30 ................. 2,250 2,482,253
Wisconsin Department of Transportation
Series 2017-2 , RB , 5.00% , 07/01/28 ..... 3,355 3,512,430
Series 20172 , RB , 5.00% , 07/01/29 ..... 6,500 6,798,481
Series 2025-1 , RB , 5.00% , 07/01/29
(a)
.... 4,000 4,388,820
Security
Par (000)
Par (000) Value
Wisconsin (continued)
Series 2024-2 , RB , 5.00% , 07/01/30 ..... USD 1,135 $ 1,266,186
163,642,867
Total Long-Term Investments — 99 .9%
(Cost: $ 10,168,735,930 ) ............................ 10,237,707,493
Shares
Shares
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Liquidity MuniCash Funds:
Institutional Shares , 2.73%
(d) (e)
......... 65,153 65,158
Total Short-Term Securities — 0.0%
(Cost: $ 65,158 ) ................................. 65,158
Total Investments — 99 .9%
(Cost: $ 10,168,801,088 ) ............................ 10,237,772,651
Liabilities in Excess of Other Assets — 0.1% .............. (3,656,552)
Net Assets — 100.0% ...............................
$ 10,234,116,099
(a)
When-issued security.
(b)
Zero-coupon bond.
(c)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
02/28/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/25
Shares
Held at
08/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity MuniCash
Funds: Institutional Shares $ 84,934 $ — $ (11,026)
(a)
$ (8,750) $ — $ 65,158 65,153 $ 358,771 $ —
— —
(a)
Represents net amount purchased (sold).
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Municipal Bonds ......................................... $ — $ 10,237,707,493 $ — $ 10,237,707,493
Short-Term Securities
Money Market Funds ...................................... 65,158 — — 65,158
$ 65,158 $ 10,237,707,493 $ — $ 10,237,772,651

Statements of Assets and Liabilities
(unaudited)

August 31, 2025

Statements of Assets and Liabilities
See notes to financial statements.
iShares
California Muni
Bond ETF
iShares Long-
Term National
Muni Bond ETF
iShares
National Muni
Bond ETF
iShares New
York Muni Bond
ETF
ASSETS
Investments, at value — unaffiliated
(a)
.......................................... $ 3,342,990,702 $ 24,937,779 $ 38,424,652,434 $ 887,402,811
Investments, at value — affiliated
(b)
............................................ 76,769 68,188 1,680,160 80,294
Cash ............................................................... 3 — 14,398 —
Receivables: – – – –
Investment s sold ...................................................... 2,996,250 — — —
Capital shares sold ..................................................... — — 62,705,308 —
Dividends — affiliated ................................................... 2,028 325 121,309 2,125
Interest — unaffiliated ................................................... 36,921,110 292,674 442,922,687 11,915,834
Total a ssets ...........................................................
3,382,986,862 25,298,966 38,932,096,296 899,401,064
LIABILITIES
Payables: – – – –
Investments purchased .................................................. 13,525,990 — 240,625,310 —
Capital shares redeemed ................................................. 13,960,047 — — —
Investment advisory fees ................................................. 230,208 1,804 1,640,116 68,332
Total li abilities ..........................................................
27,716,245 1,804 242,265,426 68,332
Commitments and contingent liabilities — — — —
NET ASSETS ..........................................................
$ 3,355,270,617 $ 25,297,162 $ 38,689,830,870 $ 899,332,732
NET ASSETS CONSIST OF:
Paid-in capital .......................................................... $ 3,497,182,932 $ 26,180,966 $ 40,517,083,305 $ 938,324,765
Accumulated loss ....................................................... (141,912,315) (883,804) (1,827,252,435) (38,992,033)
NET ASSETS ..........................................................
$ 3,355,270,617 $ 25,297,162 $ 38,689,830,870 $ 899,332,732
NET ASSET VALUE
Shares outstanding ......................................................
60,050,000 525,000 370,900,000 17,250,000
Net asset value .........................................................
$ 55.87 $ 48.19 $ 104.31 $ 52.14
Shares authorized .......................................................
Unlimited Unlimited Unlimited Unlimited
Par value .............................................................
None None None None
(a)
  Investments, at cost — unaffiliated ....................................... $ 3,445,047,442 $ 25,894,618 $ 39,796,853,396 $ 921,626,534
(b)
  Investments, at cost — affiliated ......................................... $ 76,769 $ 68,188 $ 1,680,160 $ 80,294

Statements of Assets and Liabilities
(unaudited) (continued)
August 31, 2025
2025
iShares Semi-Annual Financial Statements and Additional Information

See notes to financial statements.
iShares Short-
Term National
Muni Bond ETF
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 10,237,707,493
Investments, at value — affiliated
(b)
.......................................................................................... 65,158
Cash ............................................................................................................. 4,327
Receivables: –
Dividends — affiliated ................................................................................................. 132,593
Interest — unaffiliated ................................................................................................. 117,657,278
Total a ssets .........................................................................................................
10,355,566,849
LIABILITIES
Payables: –
Investments purchased ................................................................................................ 120,846,068
Investment advisory fees ............................................................................................... 604,682
Total li abilities ........................................................................................................
121,450,750
Commitments and contingent liabilities —
NET ASSETS ........................................................................................................
$ 10,234,116,099
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 10,190,443,842
Accumulated earnings .................................................................................................. 43,672,257
NET ASSETS ........................................................................................................
$ 10,234,116,099
NET ASSET VALUE
Shares outstanding ....................................................................................................
95,800,000
Net asset value .......................................................................................................
$ 106.83
Shares authorized .....................................................................................................
Unlimited
Par value ...........................................................................................................
None
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 10,168,735,930
(b)
  Investments, at cost — affiliated ................................................................................... $ 65,158

Statements of Operations
(unaudited)

Six Months Ended August 31, 2025

Statements of Operations
iShares California
Muni Bond ETF
iShares Long-
Term National
Muni Bond ETF
(a)
iShares National
Muni Bond ETF
iShares New York
Muni Bond ETF
INVESTMENT INCOME – – – –
Dividends — affiliated ............................................. $ 6,525 $ 2,374 $ 519,221 $ 3,023
Interest — unaffiliated ............................................. 55,376,836 430,277 632,155,764 14,315,229
Total investment income .............................................
55,383,361 432,651 632,674,985 14,318,252
EXPENSES
Investment advisory .............................................. 1,441,022 9,175 9,773,468 980,123
Interest expense ................................................ 1,660 — 9,307 —
Total e xpenses ...................................................
1,442,682 9,175 9,782,775 980,123
Less: – – – –
Investment advisory fees waived ..................................... — (193) — —
Total ex penses after fees waived .......................................
1,442,682 8,982 9,782,775 980,123
Net investment income ..............................................
53,940,679 423,669 622,892,210 13,338,129
REALIZED AND UNREALIZED GAIN (LOSS) $ (104,301,246) $ (969,093) $ (1,161,243,407) $ (25,387,764)
Net realized loss from:
Investments — unaffiliated ....................................... $ (5,489,993) $ (12,240) $ (22,501,711) $ (38,552)
Investments — affiliated ......................................... — (14) (9,464) (6)
In-kind redemptions — unaffiliated
(b)
................................. (18,209,777) — (115,520,304) —
(23,699,770) (12,254) (138,031,479) (38,558)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ....................................... (80,601,475) (956,839) (1,023,211,929) (25,349,208)
Net realized and unrealized loss ........................................
(104,301,245) (969,093) (1,161,243,408) (25,387,766)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .............
$ (50,360,566) $ (545,424) $ (538,351,198) $ (12,049,637)
(a)
For the period from March 17, 2025 (commencement of operations) to August 31, 2025.
(b)
See Note 2 of the Notes to Financial Statements.
See notes to financial statements.

Statements of Operations
(unaudited) (continued)
Six Months Ended August 31, 2025
2025
iShares Semi-Annual Financial Statements and Additional Information

iShares Short-
Term National
Muni Bond ETF
INVESTMENT INCOME –
Dividends — affiliated ................................................................................................ $ 358,771
Interest — unaffiliated ................................................................................................ 118,722,201
Total investment income ................................................................................................
119,080,972
EXPENSES
Investment advisory ................................................................................................. 3,359,982
Interest expense ................................................................................................... 2,122
Total expenses ......................................................................................................
3,362,104
Net investment income .................................................................................................
115,718,868
REALIZED AND UNREALIZED GAIN (LOSS) $ 80,642,920
Net realized loss from:
Investments — unaffiliated .......................................................................................... $ (430,302)
Investments — affiliated ............................................................................................ (8,750)
In-kind redemptions — unaffiliated
(a)
.................................................................................... (630,416)
(1,069,468)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated .......................................................................................... 81,712,388
Net realized and unrealized gain ..........................................................................................
80,642,920
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................................................
$ 196,361,788
(a)
See Note 2 of the Notes to Financial Statements.
See notes to financial statements.

Statements of Changes in Net Assets

Statements of Changes in Net Assets
See notes to financial statements.
iShares California Muni Bond ETF
iShares Long-Term
National Muni Bond
ETF
Six Months Ended
08/31/25
(unaudited)
Year Ended
02/28/25
Period from
03/17/25
(a)
to 08/31/25
(unaudited)
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................................. $ 53,940,679 $ 90,677,803 $ 423,669
Net realized loss ................................................................. (23,699,770) (2,660,407) (12,254)
Net change in unrealized appreciation (depreciation) ......................................... (80,601,475) (14,453,021) (956,839)
Net increase (decrease) in net assets resulting from operations ....................................
(50,360,566) 73,564,375 (545,424)
DISTRIBUTIONS TO SHAREHOLDERS
(b)
Decrease in net assets resulting from distributions to shareholders ..................................
(55,204,606)
(c)
(87,228,085) (338,380)
(c)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ –
Net increase (decrease) in net assets derived from capital share transactions ..........................
(450,598,381) 1,168,344,328 26,180,966
NET ASSETS
Total increase (decrease) in net assets .................................................... (556,163,553) 1,154,680,618 25,297,162
Beginning of period .................................................................
3,911,434,170 2,756,753,552 —
End of period .....................................................................
$ 3,355,270,617 $ 3,911,434,170 $ 25,297,162
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Statements of Changes in Net Assets
(continued)
2025
iShares Semi-Annual Financial Statements and Additional Information

See notes to financial statements.
iShares National Muni Bond ETF iShares New York Muni Bond ETF
Six Months Ended
08/31/25
(unaudited)
Year Ended
02/28/25
Six Months Ended
08/31/25
(unaudited)
Year Ended
02/28/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 622,892,210 $ 1,172,691,904 $ 13,338,129 $ 21,228,167
Net realized gain (loss) ............................................ (138,031,479) (50,341,670) (38,558) 210,864
Net change in unrealized appreciation (depreciation) ........................ (1,023,211,929) (162,344,962) (25,349,208) (2,667,010)
Net increase (decrease) in net assets resulting from operations ...................
(538,351,198) 960,005,272 (12,049,637) 18,772,021
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(626,053,904)
(b)
(1,156,178,802) (13,039,575)
(b)
(20,672,960)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase (decrease) in net assets derived from capital share transactions .........
(1,106,502,668) 4,365,755,034 73,502,341 189,985,413
NET ASSETS
Total increase (decrease) in net assets ................................... (2,270,907,770) 4,169,581,504 48,413,129 188,084,474
Beginning of period ................................................
40,960,738,640 36,791,157,136 850,919,603 662,835,129
End of period ....................................................
$ 38,689,830,870 $ 40,960,738,640 $ 899,332,732 $ 850,919,603
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Statements of Changes in Net Assets
(continued)

Statements of Changes in Net Assets
See notes to financial statements.
iShares Short-Term National Muni Bond ETF
Six Months Ended
08/31/25
(unaudited)
Year Ended
02/28/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 115,718,868 $ 187,858,793
Net realized loss .................................................................................. (1,069,468) (3,101,917)
Net change in unrealized appreciation (depreciation) .......................................................... 81,712,388 73,407,947
Net increase in net assets resulting from operations .............................................................
196,361,788 258,164,823
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ...................................................
(112,733,867)
(b)
(185,136,774)
CAPITAL SHARE TRANSACTIONS
$ – $ –
Net increase (decrease) in net assets derived from capital share transactions ...........................................
1,125,164,756 (7,317,788)
NET ASSETS
Total increase in net assets ............................................................................. 1,208,792,677 65,710,261
Beginning of period ..................................................................................
9,025,323,422 8,959,613,161
End of period ......................................................................................
$ 10,234,116,099 $ 9,025,323,422
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Financial Highlights
(For a share outstanding throughout each period)
2025
iShares Semi-Annual Financial Statements and Additional Information

iShares California Muni Bond ETF
Six Months
Ended
08/31/25
(unaudited)
Year Ended
02/28/25
Year Ended
02/29/24
Year Ended
02/28/23
Year Ended
02/28/22
Year Ended
02/28/21
Net asset value, beginning of period ................
$ 57.35  $ 57.67  $ 56.14  $ 60.11  $ 61.79  $ 62.85
Net investment income
(a)
........................
0 .84  1 .64  1 .40  1 .12  0 .98  1 .10
Net realized and unrealized gain (loss)
(b)
..............
(1.47) (0.35) 1.47  (3.99) (1.68) (1.05)
Net increase (decrease) from investment operations ....... (0.63) 1.29  2.87  (2.87) (0.70) 0.05
Distributions from net investment income
(c)
........... (0.85)
(d)
(1.61) (1.34) (1.10) (0.98) (1.11)
Net asset value, end of period ..................... $ 55.87  $ 57.35  $ 57.67  $ 56.14  $ 60.11  $ 61.79
Total Return
(e)
Based on net asset value ......................... (1.10)%
(f)
2.27% 5.20% (4.78)% (1.13)% 0.06%
Ratios to Average Net Assets
(g)
Total expen ses ................................
0.08%
(h)
0.08% 0.23% 0.25% 0.25% 0.25%
Net investment income ...........................
2.99%
(h)
2.86% 2.48% 1.98% 1.59% 1.77%
Supplemental Data
Net assets, end of period (000) ..................... $ 3,355,271  $ 3,911,434  $ 2,756,754  $ 1,928,322  $ 1,839,302  $ 1,708,487
Portfolio turnover rate
(i)
........................... 11% 13% 26% 17% 8% 8%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout the period)

Financial Highlights
iShares Long-
Term National
Muni Bond ETF
Period from
03/17/25
(a)
to 08/31/25
(unaudited)
Net asset value, beginning of period .......................................................................................
$ 50.00
Net investment income
(b)
...............................................................................................
0 .92
Net realized and unrealized loss
(c)
.........................................................................................
(1.99)
Net decrease from investment operations ..................................................................................... (1.07)
Distributions from net investment income
(d)
.................................................................................. (0.74)
(e)
Net asset value, end of period ............................................................................................ $ 48.19
Total Return
(f)
Based on net asset value ................................................................................................ (2.16)%
(g)
Ratios to Average Net Assets
(h)
Total expen ses .......................................................................................................
0.09%
(i)
Total expenses after fees waived ...........................................................................................
0.09%
(i)
Net investment income ..................................................................................................
4.16%
(i)
Supplemental Data
Net assets, end of period (000) ............................................................................................ $ 25,297
Portfolio turnover rate
(j)
.................................................................................................. 3%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
iShares Semi-Annual Financial Statements and Additional Information

iShares National Muni Bond ETF
Six Months
Ended
08/31/25
(unaudited)
Year Ended
02/28/25
Year Ended
02/29/24
Year Ended
02/28/23
Year Ended
02/28/22
Year Ended
02/28/21
Net asset value, beginning of period ................
$ 107.37  $ 107.92  $ 105.44  $ 112.61  $ 115.31  $ 117.12
Net investment income
(a)
........................
1 .68  3 .25  2 .96  2 .41  2 .07  2 .42
Net realized and unrealized gain (loss)
(b)
..............
(3.06) (0.58) 2.42  (7.29) (2.69) (1.79)
Net increase (decrease) from investment operations ....... (1.38) 2.67  5.38  (4.88) (0.62) 0.63
Distributions from net investment income
(c)
........... (1.68)
(d)
(3.22) (2.90) (2.29) (2.08) (2.44)
Net asset value, end of period ..................... $ 104.31  $ 107.37  $ 107.92  $ 105.44  $ 112.61  $ 115.31
Total Return
(e)
Based on net asset value ......................... (1.29)%
(f)
2.52% 5.20% (4.32)% (0.54)% 0.55%
Ratios to Average Net Assets
(g)
Total expen ses ................................
0.05%
(h)
0.05% 0.07% 0.07% 0.07% 0.07%
Net investment income ...........................
3.19%
(h)
3.03% 2.79% 2.27% 1.78% 2.10%
Supplemental Data
Net assets, end of period (000) ..................... $ 38,689,831  $ 40,960,739  $ 36,791,157  $ 31,411,694  $ 24,188,200  $ 20,814,111
Portfolio turnover rate
(i)
........................... 5% 17% 27% 20% 9% 10%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
iShares New York Muni Bond ETF
Six Months
Ended
08/31/25
(unaudited)
Year Ended
02/28/25
Year Ended
02/29/24
Year Ended
02/28/23
Year Ended
02/28/22
Year Ended
02/28/21
Net asset value, beginning of period ................
$ 53.69  $ 53.89  $ 52.42  $ 56.09  $ 57.48  $ 58.43
Net investment income
(a)
........................
0 .80  1 .52  1 .33  1 .11  1 .06  1 .15
Net realized and unrealized gain (loss)
(b)
..............
(1.57) (0.24) 1.43  (3.70) (1.39) (0.96)
Net increase (decrease) from investment operations ....... (0.77) 1.28  2.76  (2.59) (0.33) 0.19
Distributions from net investment income
(c)
........... (0.78)
(d)
(1.48) (1.29) (1.08) (1.06) (1.14)
Net asset value, end of period ..................... $ 52.14  $ 53.69  $ 53.89  $ 52.42  $ 56.09  $ 57.48
Total Return
(e)
Based on net asset value ......................... (1.44)%
(f)
2.42% 5.36% (4.62)% (0.57)% 0.34%
Ratios to Average Net Assets
(g)
Total expen ses ................................
0.22%
(h)
0.25% 0.25% 0.25% 0.25% 0.25%
Net investment income ...........................
3.03%
(h)
2.83% 2.52% 2.09% 1.83% 2.00%
Supplemental Data
Net assets, end of period (000) ..................... $ 899,333  $ 850,920  $ 662,835  $ 545,123  $ 544,101  $ 497,241
Portfolio turnover rate
(i)
........................... 3% 11% 31% 12% 8% 5%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
iShares Semi-Annual Financial Statements and Additional Information

iShares Short-Term National Muni Bond ETF
Six Months
Ended
08/31/25
(unaudited)
Year Ended
02/28/25
Year Ended
02/29/24
Year Ended
02/28/23
Year Ended
02/28/22
Year Ended
02/28/21
Net asset value, beginning of period ................
$ 105.99  $ 105.10  $ 103.57  $ 105.52  $ 107.39  $ 107.38
Net investment income
(a)
........................
1 .29  2 .27  1 .85  1 .14  0 .70  1 .25
Net realized and unrealized gain (loss)
(b)
..............
0.81  0.86  1.54  (2.09) (1.84) 0.05
Net increase (decrease) from investment operations ....... 2.10  3.13  3.39  (0.95) (1.14) 1.30
Distributions from net investment income
(c)
........... (1.26)
(d)
(2.24) (1.86) (1.00) (0.73) (1.29)
Net asset value, end of period ..................... $ 106.83  $ 105.99  $ 105.10  $ 103.57  $ 105.52  $ 107.39
Total Return
(e)
Based on net asset value ......................... 1.98%
(f)
3.02% 3.30% (0.90)% (1.03)% 1.19%
Ratios to Average Net Assets
(g)
Total expen ses ................................
0.07%
(h)
0.07% 0.07% 0.07% 0.07% 0.07%
Net investment income ...........................
2.41%
(h)
2.16% 1.78% 1.10% 0.65% 1.16%
Supplemental Data
Net assets, end of period (000) ..................... $ 10,234,116  $ 9,025,323  $ 8,959,613  $ 10,460,749  $ 7,518,569  $ 4,386,876
Portfolio turnover rate
(i)
........................... 15% 30% 28% 26% 16% 18%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Notes to Financial Statements
(unaudited)

Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value.  Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds' Chief Operating Decision Maker ("CODM") and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the
Funds' financial statements.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that
iShares ETF
Diversification
Classification
California Muni Bond .................................................................................................. Non-diversified
Long-Term National Muni Bond
(a)
.......................................................................................... Non-diversified
National Muni Bond ................................................................................................... Diversified
New York Muni Bond .................................................................................................. Non-diversified
Short-Term National Muni Bond ........................................................................................... Diversified
(a)
The Fund commenced operations on March 17, 2025.

Notes to Financial Statements
(unaudited) (continued)
2025
iShares Semi-Annual Financial Statements and Additional Information

utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
5. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except ( i ) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
Effective August 1, 2025, for its investment advisory services to the iShares New York Muni Bond ETF, BFA is entitled to an annual investment advisory fee of 0.09%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund. Prior to August 1, 2025, BFA was entitled to an annual investment advisory fee of
0.25%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.
iShares ETF Investment Advisory Fees
California Muni Bond ............................................................................................... 0.08%
Long-Term National Muni Bond ........................................................................................ 0.09
National Muni Bond ................................................................................................ 0.05
New York Muni Bond ............................................................................................... 0.09
Short-Term National Muni Bond ........................................................................................ 0.07

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
For the iShares National Muni Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through June 30, 2026 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds.
For the iShares Long-Term National Muni Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through June 30, 2030 in an amount equal to the acquired fund fees and expenses, if any attributable to investments by the Fund in other registered investment companies advised by BFA or its affiliates.
These amounts are included in investment advisory fees waived in the Statements of Operations. For the six months ended August 31, 2025, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Trustees and Officers: Certain trustees  and/or officers of the  Trust  are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the six months ended August 31, 2025, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
6. Purchases and Sales
For the six months ended August 31, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the six months ended August 31, 2025, in-kind transactions were as follows:
7. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
iShares ETF Amounts Waived
Long-Term National Muni Bond ........................................................................................... $ 193
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
California Muni Bond ................................................................... $ 62,694,137 $ 82,982,599 $ —
National Muni Bond .................................................................... 194,696,253 273,501,939 —
New York Muni Bond ................................................................... 2,604,218 17,336,009 —
Short-Term National Muni Bond ............................................................ 148,817,486 155,253,236 —
iShares ETF Purchases Sales
California Muni Bond ................................................................................... $ 473,971,701 $ 386,154,169
Long-Term National Muni Bond ............................................................................ 26,659,892 725,974
National Muni Bond .................................................................................... 3,919,749,850 1,969,626,910
New York Muni Bond ................................................................................... 125,232,408 24,563,136
Short-Term National Muni Bond ............................................................................ 2,429,553,828 1,421,676,491
iShares ETF
In-kind
Sales
California Muni Bond ................................................................................................... $ 479,493,827
National Muni Bond .................................................................................................... 2,561,112,721
Short-Term National Muni Bond ............................................................................................ 65,480,195

Notes to Financial Statements
(unaudited) (continued)
2025
iShares Semi-Annual Financial Statements and Additional Information

Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of February 28, 2025, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
As of August 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Counterparty Credit Risk:  The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic
iShares ETF
Non-Expiring Capital
Loss Carryforwards
(a)
California Muni Bond .................................................................................................. $ (24,879,700)
National Muni Bond ................................................................................................... (410,921,044)
New York Muni Bond .................................................................................................. (7,121,238)
Short-Term National Muni Bond ........................................................................................... (45,442,236)
(a)
Amounts available to offset future realized capital gains.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
California Muni Bond ............................................... $ 3,445,124,186 $ 20,322,284 $ (122,378,999) $ (102,056,715)
Long-Term National Muni Bond ........................................ 25,962,806 5,545 (962,384) (956,839)
National Muni Bond ................................................ 39,809,399,425 139,291,048 (1,522,357,879) (1,383,066,831)
New York Muni Bond ............................................... 921,706,828 2,864,137 (37,087,860) (34,223,723)
Short-Term National Muni Bond ........................................ 10,168,801,087 81,746,639 (12,775,075) 68,971,564

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in issuers located in a single state or limited number of states, When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political or social conditions affecting that state or group of states could have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific states or U.S. territories are presented in the Schedule of
Investments.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates.
Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds' performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
9. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional
Six Months Ended
08/31/25
Year Ended
02/28/25
iShares ETF Shares Amount Shares Amount
California Muni Bond
Shares sold 2,700,000 $ 150,255,527 22,850,000 $ 1,308,167,003
Shares redeemed
(10,850,000) (600,853,908) (2,450,000) (139,822,675)
(8,150,000) $ (450,598,381) 20,400,000 $ 1,168,344,328
Period Ended
08/31/25
iShares ETF Shares Amount
Long-Term National Muni Bond
(a)
Shares sold .......................................................................... 525,000 $ 26,180,966
(a)
The Fund commenced operations on March 17, 2025.
Six Months Ended
08/31/25
Year Ended
02/28/25
iShares ETF Shares Amount Shares Amount
National Muni Bond
Shares sold 26,400,000 $ 2,748,082,383 86,200,000 $ 9,234,063,691
Shares redeemed
(37,000,000) (3,854,585,051) (45,600,000) (4,868,308,657)
(10,600,000) $ (1,106,502,668) 40,600,000 $ 4,365,755,034
New York Muni Bond
Shares sold 1,550,000 $ 81,285,081 3,550,000 $ 189,985,413
Shares redeemed
(150,000) (7,782,740) — —
1,400,000 $ 73,502,341 3,550,000 $ 189,985,413
Short-Term National Muni Bond
Shares sold 13,100,000 $ 1,384,185,988 5,400,000 $ 570,668,159
Shares redeemed
(2,450,000) (259,021,232) (5,500,000) (577,985,947)
10,650,000 $ 1,125,164,756 (100,000) $ (7,317,788)

Notes to Financial Statements
(unaudited) (continued)
2025
iShares Semi-Annual Financial Statements and Additional Information

variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
10. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Additional Information

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust's policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Board Review and Approval of Investment Advisory Contract
2025
iShares Semi-Annual Financial Statements and Additional Information

iShares California Muni Bond ETF, iShares Short-Term National Muni Bond ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended
December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May
9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
(continued)

Board Review and Approval of Investment Advisory Contract
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates
:
The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The
Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates
:
The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The
Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the
Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
(continued)
2025
iShares Semi-Annual Financial Statements and Additional Information

Conclusion
:
Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares Long-Term National Muni Bond ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required to consider the approval of the proposed
Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed
Advisory Agreement. At a meeting held on December 9-11, 2024 the Board, including the Independent Board Members, approved the selection of BFA as investment adviser and approved the proposed Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses of the Fund; (ii) the nature, extent and quality of the services to be provided by BFA; (iii) the costs of services to be provided to the Fund and the availability of information related to profits to be realized by BFA and its affiliates; (iv) potential economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates;
and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information, or any single factor as determinative, and each Board
Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the Advisory Agreement are discussed below.
Expenses of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.
The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level of the Fund supported the Board’s approval of the Advisory Agreement.
Nature, Extent and Quality of Services to be Provided by BFA: The Board reviewed the scope of services to be provided by BFA under the Advisory Agreement. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time and have made significant investments into the iShares business to support the iShares funds and their shareholders. The Board considered representations by BFA,
BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds.
The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund. The Board also considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided throughout the year with respect to other iShares funds, and other matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as
BlackRock’s continued investments in its ETF business.
Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided to the Fund under the Advisory Agreement supported the Board’s approval of the Advisory Agreement.
Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates: The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Agreement or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA periodically following the Fund’s launch and will thus be in a position to evaluate whether any new or additional breakpoints or other adjustments in Fund fees would be appropriate.
Economies of Scale: The Board considered information that it had previously received regarding potential economies of scale, efficiencies and scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the
iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory
Agreement for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
This consideration of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the Advisory Agreement.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including

Board Review and Approval of Investment Advisory Contract
(continued)

Board Review and Approval of Investment Advisory Contract
open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”).
The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares funds, including in terms of the different and generally more extensive character and scope of services provided to the iShares funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement.
Other Benefits to BFA and/or its Affiliates: Except as noted below, the Board did not consider the other benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board considered the potential payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The
Board also noted the potential revenue to be received by BFA and/or its affiliates pursuant to an agreement that would permit a service provider to use certain portions of
BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board also considered the potential for revenue to
BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that will be provided by BlackRock Investments, LLC (“BRIL”), an affiliate of
BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Agreement.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the Advisory
Agreement.
iShares National Muni Bond ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

Board Review and Approval of Investment Advisory Contract
(continued)
2025
iShares Semi-Annual Financial Statements and Additional Information

The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. The Board also considered the tradability, liquidity and developed capital markets ecosystem associated with the Fund in relation to comparison funds in the Fund’s Peer Group that do not have similar attributes
.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund,
Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May
9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The
Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship

Board Review and Approval of Investment Advisory Contract
(continued)

Board Review and Approval of Investment Advisory Contract
between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The
Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the
Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares New York Muni Bond ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund

Board Review and Approval of Investment Advisory Contract
(continued)
2025
iShares Semi-Annual Financial Statements and Additional Information

invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended
December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May
9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The
Board noted that the Advisory Agreement for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase.
However, the Board noted that during the June 10-11, 2025 meeting, BFA and the Board agreed to a permanent reduction to the advisory fee rate charged to the Fund. In addition, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
(continued)

Board Review and Approval of Investment Advisory Contract
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The
Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the
Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Glossary of Terms Used in these Financial Statements
2025
iShares Semi-Annual Financial Statements and Additional Information

Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
AG Assured Guaranty
AG-CR AG Insured Custodial Receipt
AG-ICC Assured Guaranty – Insured Custody Certificate
AMBAC Ambac Assurance Corp.
BAM Build America Mutual Assurance Co.
BHAC-CR Berkshire Hathaway Assurance Corp. Custodial Receipt
COP Certificates of Participation
FGIC Financial Guaranty Insurance Co.
GO General Obligation Bonds
GTD Guaranteed
HERBIP Higher Education Revenue Bond Intercept Program
LIQ Liquidity Agreement
LOC Letter of Credit
MBIA Municipal Bond Insurance Association
NPFGC National Public Finance Guarantee Corp.
NPFGC-IBC National Public Finance Guarantee Corp. — Insured Bond Certificate
OK CERF Oklahoma Credit Enhancement Reserve Fund
PSF Permanent School Fund
Q-SBLF Qualified School Bond Loan Fund
RB Revenue Bonds
SAP Subject to Appropriations
SAW State Aid Withholding
SBPA Standby Bond Purchase Agreement
SCSDE South Carolina State Department of Education
VRDN Variable Rate Demand Notes

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – Not Applicable to this semi-annual report
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:     /s/ Jessica Tan
Jessica Tan
President (principal executive officer) of
          iShares Trust

Date: October 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Jessica Tan
Jessica Tan
President (principal executive officer) of
          iShares Trust

Date: October 22, 2025

By:     /s/ Trent Walker
          Trent Walker
Treasurer and Chief Financial Officer (principal financial officer) of
iShares Trust

Date: October 22, 2025